AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds (7.5%):
Capital Markets (0.5%):
$2,250,000	National Securities Clearing Corp., 0.75%, 12/7/25, Callable 11/7/25 @ 100	$ 2,214,394

Diversified Financial Services (0.3%):
1,144,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	1,241,477

Food & Staples Retailing (0.8%):
3,600,000	Walmart, Inc., 1.05%, 9/17/26, Callable 8/17/26 @ 100^	3,590,024

Food Products (0.4%):
1,550,000	Nestle Holdings, Inc., 0.63%, 1/15/26, Callable 12/15/25 @ 100^(a)	1,518,348

Household Products (1.1%):
4,827,000	Procter & Gamble Co. (The), 1.00%, 4/23/26	4,822,815

Internet & Direct Marketing Retail (1.8%):
7,800,000	Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100	7,784,712

IT Services (0.1%):
400,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	433,268

Oil, Gas & Consumable Fuels (0.3%):
1,000,000	Chevron Corp., 2.95%, 5/16/26, Callable 2/16/26 @ 100	1,075,060

Pharmaceuticals (1.0%):
2,200,000	Merck & Co., Inc., 0.75%, 2/24/26, Callable 1/24/26 @ 100	2,169,259
1,754,000	Roche Holdings, Inc., 0.99%, 3/5/26, Callable 2/5/26 @ 100(a)	1,741,215
200,000	Roche Holdings, Inc., 2.63%, 5/15/26, Callable 2/15/26 @ 100(a)	211,842

		4,122,316

Technology Hardware, Storage & Peripherals (1.2%):
3,376,000	Apple, Inc., 0.70%, 2/8/26, Callable 1/8/26 @ 100	3,334,580
1,701,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	1,849,228

		5,183,808

Total Corporate Bonds (Cost $32,102,302)		31,986,222

Foreign Bonds (19.1%):
(1.6%):
300,000	Inter-American Development Bank, 4.25%, 6/11/26, MTN+	248,574
1,000,000	International Finance Corp., 3.20%, 7/22/26, MTN+	795,267
2,000,000	New Zealand Government Bond, 0.50%, 5/15/24+	1,354,034
4,500,000	New Zealand Local Government Funding Agency Bond, 2.25%, 4/15/24+	3,153,933
1,500,000	Queensland Treasury Corp., 3.25%, 7/21/26+(a)	1,202,810

		6,754,618

Principal Amount		Value
Foreign Bonds, continued
Banks (4.9%):
$3,000,000	Australia & New Zealand Banking Group, Ltd., 0.78%(BBSW3M+76bps), 1/16/25, MTN+	$ 2,198,907
4,500,000	Kreditanstalt fuer Wiederaufbau, 1.63%, 4/3/24, MTN+	518,892
5,400,000	Kreditanstalt fuer Wiederaufbau, 0.75%, 2/19/26+	4,181,393
2,000,000	National Australia Bank, Ltd., 0.80%(BBSW3M+77bps), 1/21/25, MTN+	1,466,487
4,000,000	Nordic Investment Bank, 1.88%, 4/10/24, MTN+	463,970
600,000	Nordic Investment Bank, 3.40%, 2/6/26, MTN+	477,139
600,000	Toronto-Dominion Bank (The), 1.03%(BBSW3M+100bps), 7/10/24+	441,200
10,200,000	Toronto-Dominion Bank (The), 1.13%, 12/9/25+	7,879,951
2,000,000	Westpac Banking Corp., 1.17%(BBSW3M+114bps), 4/24/24, MTN+	1,478,009
2,400,000	Westpac Banking Corp., 4.13%, 6/4/26, MTN+	1,953,796

		21,059,744

Capital Markets (0.7%):
1,000,000	Canada Housing Trust NO 1, 1.25%, 6/15/26+(a)	789,774
2,600,000	PSP Capital, Inc., 0.90%, 6/15/26+	2,014,261

		2,804,035

Diversified Financial Services (0.4%):
9,000,000	European Investment Bank, 0.75%, 9/9/24, MTN+	1,012,675
1,100,000	Landwirtschaftliche Rentenbank, 4.75%, 5/6/26, MTN+	927,627

		1,940,302

Sovereign Bond (11.5%):
1,000,000	Asian Development Bank, 0.50%, 5/5/26, MTN+	705,618
11,500,000	Australia Government Bond, 0.25%, 11/21/25+	8,200,143
4,400,000	Australia Government Bond, 4.25%, 4/21/26+	3,688,722
300,000	Inter-American Development Bank, 2.75%, 10/30/25, MTN+	232,936
277,000	Inter-American Development Bank, 4.40%, 1/26/26+	247,496
2,000,000	International Bank for Reconstruction & Development, 1.75%, 11/6/24, MTN+	231,193
1,400,000	International Bank for Reconstruction & Development, 0.63%, 1/14/26+	1,077,881
1,000,000	International Bank for Reconstruction & Development, 0.50%, 5/18/26, MTN+	705,264
9,200,000	New South Wales Treasury Corp., 4.00%, 5/20/26+	7,588,565
4,450,000	New Zealand Government Bond, 0.50%, 5/15/26+	2,928,615
6,000,000	Norway Government Bond, 1.75%, 3/13/25+(a)	697,473
7,000,000	Province of Alberta Canada, 2.20%, 6/1/26+	5,746,976
2,000,000	Province of British Columbia Canada, 2.30%, 6/18/26+	1,654,122

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Sovereign Bond, continued
$2,300,000	Province of Manitoba Canada, 2.55%, 6/2/26+	$ 1,916,515
2,000,000	Province of Ontario Canada, 2.40%, 6/2/26+	1,656,586
2,000,000	Province of Ontario Canada, 1.35%, 9/8/26+	1,575,000
7,000,000	Province of Quebec Canada, 2.50%, 9/1/26+	5,839,506
1,000,000	Singapore Government Bond, 2.13%, 6/1/26+	776,545
4,700,000	Treasury Corp. of Victoria, 0.50%, 11/20/25, MTN+	3,359,890

		48,829,046

Total Foreign Bonds (Cost $83,671,971)		81,387,745

Yankee Dollars (46.6%):
Banks (7.7%):
1,000,000	Bank of New Zealand, 1.00%, 3/3/26(a)	983,616
2,400,000	Commonwealth Bank of Australia, 1.13%, 6/15/26(a)	2,377,255
400,000	Dexia Credit Local SA, 1.13%, 4/9/26(a)	401,251
3,850,000	Dexia Credit Local SA, 1.13%, 4/9/26	3,862,039
4,740,000	Kreditanstalt fuer Wiederaufbau, 0.63%, 1/22/26	4,676,446
1,000,000	National Australia Bank, Ltd./New York, 3.38%, 1/14/26	1,092,467
1,000,000	Nordea Bank Abp, 0.75%, 8/28/25(a)	985,394
1,000,000	Nordic Investment Bank, 0.50%, 1/21/26^	983,430
2,000,000	Oesterreichische Kontrollbank AG, 0.50%, 2/2/26, MTN	1,961,602
7,100,000	Skandinaviska Enskilda Banken AB, 1.20%, 9/9/26(a)	7,051,407
3,860,000	Toronto-Dominion Bank (The), 0.75%, 1/6/26, MTN	3,792,265
19,000	Toronto-Dominion Bank (The), 1.20%, 6/3/26	18,826
1,000,000	Westpac Banking Corp., 2.85%, 5/13/26	1,074,063
3,490,000	Westpac Banking Corp., 1.15%, 6/3/26	3,479,910

		32,739,971

Capital Markets (0.6%):
2,681,000	PSP Capital, Inc., 1.00%, 6/29/26(a)	2,670,638

Diversified Financial Services (17.8%):
6,200,000	Agence Francaise de Developpement Epic, 0.63%, 1/22/26, MTN	6,099,002
422,000	Bng Bank NV, 0.50%, 11/24/25, MTN	415,261
668,000	Bng Bank NV, 0.88%, 5/18/26, MTN	664,119
1,000,000	BNG Bank NV, 2.38%, 3/16/26	1,058,620
7,300,000	BNG Bank NV, 0.88%, 5/18/26(a)	7,257,602
400,000	Caisse d’Amortissement de la Dette Sociale, 0.63%, 2/18/26(a)	393,702
7,100,000	Caisse d’Amortissement de la Dette Sociale, 0.63%, 2/18/26	6,988,203
9,650,000	Cppib Capital, Inc., 0.88%, 9/9/26(a)	9,507,643
12,177,000	European Bank for Reconstruction & Development, 0.50%, 1/28/26	11,953,723
7,413,000	European Investment Bank, 0.38%, 3/26/26	7,231,730

Principal Amount		Value
Yankee Dollars, continued
Diversified Financial Services, continued
$1,000,000	Kommunalbanken AS, 0.50%, 1/13/26, MTN	$ 980,617
4,758,000	Kommunekredit, 0.50%, 1/28/26, MTN	4,665,076
9,600,000	Landwirtschaftliche Rentenbank, 0.88%, 3/30/26	9,558,403
1,894,000	Nrw Bank, 0.88%, 3/9/26, MTN	1,883,450
6,750,000	Ontario Teachers’ Finance Trust, 0.88%, 9/21/26(a)	6,640,130
390,000	Shell International Finance BV, 2.88%, 5/10/26	420,128

		75,717,409

Oil, Gas & Consumable Fuels (0.9%):
4,000,000	Equinor ASA, 1.75%, 1/22/26, Callable 12/22/25 @ 100	4,092,944

Sovereign Bond (19.7%):
6,050,000	African Development Bank, 0.88%, 3/23/26	6,026,532
5,400,000	African Development Bank, 0.88%, 7/22/26	5,362,427
4,200,000	Asian Development Bank, 0.50%, 2/4/26, MTN	4,122,783
7,700,000	Asian Development Bank, 1.00%, 4/14/26	7,712,289
7,687,000	Asian Infrastructure Investment Bank (The), 0.50%, 1/27/26	7,543,084
11,000,000	Canada Government International Bond, 0.75%, 5/19/26	10,839,653
9,850,000	Inter-American Development Bank, 0.88%, 4/20/26, MTN	9,819,889
489,000	Inter-American Investment Corp., 0.63%, 2/10/26, MTN	481,352
4,100,000	Kuntarahoitus OYJ, 0.63%, 3/20/26, MTN	4,035,933
7,200,000	Province of British Columbia Canada, 0.90%, 7/20/26	7,121,614
3,650,000	Province of Ontario Canada, 0.63%, 1/21/26	3,584,395
5,800,000	Province of Ontario Canada, 1.05%, 4/14/26	5,743,044
5,200,000	SFIL SA, 0.63%, 2/9/26, MTN	5,112,172
6,300,000	State of North Rhine-Westphalia Germany, 1.00%, 4/21/26, MTN	6,296,031

		83,801,198

Total Yankee Dollars (Cost $200,093,354)		199,022,160

U.S. Treasury Obligations (25.2%):
U.S. Treasury Notes (25.2%)
12,000,000	2.25%, 3/31/26	12,710,625
31,500,000	0.75%, 3/31/26	31,273,594
5,000,000	2.38%, 4/30/26	5,326,562
16,500,000	0.75%, 4/30/26	16,365,937
19,000,000	1.63%, 5/15/26	19,593,750
4,000,000	2.13%, 5/31/26	4,217,500
18,000,000	0.75%, 5/31/26	17,839,688

		107,327,656

Total U.S. Treasury Obligations (Cost $107,703,083)		107,327,656

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (1.1%):

4,585,280	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	$ 4,585,280

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $4,585,280)		4,585,280

Shares		Value
Unaffiliated Investment Company (0.3%):

Money Markets (0.3%):

1,085,429	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	1,085,429

Total Unaffiliated Investment Company (Cost $1,085,429)		1,085,429

Total Investment Securities (Cost $429,241,419) – 99.8%		425,394,492
Net other assets (liabilities) – 0.2%		690,911

Net Assets - 100.0%		$426,085,403

Percentages indicated are based on net assets as of September 30, 2021.

MTN	-	Medium Term Note

^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $4,488,190.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(c)	The rate represents the effective yield at September 30, 2021.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2021:

(Unaudited)

Country	Percentage
Australia	9.1%
Austria	0.5%
Canada	18.6%
Denmark	1.1%
Finland	1.2%
France	5.3%
Germany	6.5%
Netherlands	2.3%
New Zealand	2.0%
Norway	1.3%
Singapore	0.2%
Supernational	15.7%
Sweden	1.6%
United States	34.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Forward Currency Contracts

At September 30, 2021, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	30,172,049	Canadian Dollar	38,101,001	Bank of America	10/8/21	$86,231
U.S. Dollar	2,541,402	Canadian Dollar	3,214,175	BNY Mellon	10/8/21	3,383
U.S. Dollar	1,600,480	Canadian Dollar	2,026,373	State Street	10/8/21	389
U.S. Dollar	5,775,012	Norwegian Krone	50,118,189	BNY Mellon	10/22/21	40,496
Norwegian Krone	4,115,787	U.S. Dollar	470,045	HSBC	10/22/21	882
Norwegian Krone	3,247,054	U.S. Dollar	370,216	HSBC	10/22/21	1,311
U.S. Dollar	6,957,738	New Zealand Dollar	9,839,550	Citigroup	11/1/21	168,945
U.S. Dollar	666,609	New Zealand Dollar	946,044	HSBC	11/1/21	13,886
U.S. Dollar	365,106	Australian Dollar	501,393	Bank of America	11/2/21	2,648
U.S. Dollar	38,009,332	Australian Dollar	51,929,701	Barclays Bank	11/2/21	469,291

						$787,462

U.S. Dollar	787,137	Singapore Dollar	1,070,669	ANZ Banking Group, Ltd.	10/5/21	$(1,562)
Canadian Dollar	9,909,776	U.S. Dollar	7,892,725	Bank of America	10/8/21	(67,636)
Canadian Dollar	511,942	U.S. Dollar	405,744	Bank of America	10/8/21	(1,497)
U.S. Dollar	4,005,830	Canadian Dollar	5,078,215	BNY Mellon	10/8/21	(4,097)
U.S. Dollar	1,621,716	Canadian Dollar	2,068,569	BNY Mellon	10/8/21	(11,695)
U.S. Dollar	2,458,987	Canadian Dollar	3,154,285	Citigroup	10/8/21	(31,741)
U.S. Dollar	805,583	Canadian Dollar	1,021,321	State Street	10/8/21	(886)
Norwegian Krone	11,649,053	U.S. Dollar	1,354,477	Bank of America	10/22/21	(21,594)
Norwegian Krone	5,338,901	U.S. Dollar	623,281	HSBC	10/22/21	(12,405)
Australian Dollar	378,699	U.S. Dollar	275,945	Bank of America	11/2/21	(2,183)
Australian Dollar	1,051,495	U.S. Dollar	762,997	Bank of America	11/2/21	(2,870)
Australian Dollar	1,134,122	U.S. Dollar	826,263	Citigroup	11/2/21	(6,405)

						$(164,571)

Total Net Forward Currency Contracts						$622,891

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (98.5%):
Aerospace & Defense (0.9%):
4,047	Airbus SE*	$531,282
512	Avon Rubber plc	13,362
43,459	BAE Systems plc	328,434
1,189	CAE, Inc.*	35,527
3,081	Chemring Group plc	13,088
350	Dassault Aviation SA	39,263
504	Elbit Systems, Ltd.	73,159
89	Facc AG*	963
1,604	Kongsberg Gruppen ASA	44,479
9,452	Leonardo SpA*	77,188
1,132	LISI	33,588
19,535	Meggitt plc*	193,938
489	MTU Aero Engines AG	110,554
19,005	QinetiQ Group plc	82,860
84,719	Rolls-Royce Holdings plc*	159,361
2,553	Saab AB	72,193
700	Safran SA	87,755
15,312	Senior plc*	34,728
25,500	Singapore Technologies Engineering, Ltd.	71,262
1,841	Thales SA	177,767
2,146	Ultra Electronics Holdings plc	93,028

		2,273,779

Air Freight & Logistics (0.7%):
11,278	Bollore, Inc.	65,206
4,417	BPOST SA*	38,922
2,399	Cia de Distribucion Integral Logista Holdings SA	50,426
6,355	CTT-Correios de Portugal SA	33,932
9,012	Deutsche Post AG	567,920
5,994	Freightways, Ltd.	52,640
73	ID Logistics Group*	23,311
37,500	Kerry Network, Ltd.	80,143
2,300	Kintetsu World Express, Inc.	58,538
1,800	Konoike Transport Co., Ltd.	20,628
1,428	Mainfreight, Ltd.	95,213
1,800	Mitsui-Soko Holdings Co., Ltd.	40,714
1,146	Oesterreichische Post AG^	48,353
27,476	PostNL NV	132,492
26,724	Royal Mail plc	151,203
900	SBS Holdings, Inc.	33,981
3,000	SG Holdings Co., Ltd.	85,317
27,700	Singapore Post, Ltd.	12,928
5,312	Wincanton plc	25,384
4,600	Yamato Holdings Co., Ltd.	116,634

		1,733,885

Airlines (0.1%):
26,921	Air New Zealand, Ltd.*	30,245
1,200	ANA Holdings, Inc.*	31,160
57,347	Cathay Pacific Airways, Ltd.*	48,132
2,199	Deutsche Lufthansa AG, Registered Shares*^	15,128
5,559	easyJet plc*	49,512
1,128	Exchange Income Corp.	39,485
2,400	Japan Airlines Co., Ltd.*	57,136
2,549	JET2 plc*	43,905
6,700	Singapore Airlines, Ltd.*	24,512

		339,215

Auto Components (1.9%):
1,000	Aisan Industry Co., Ltd.	7,547
2,900	Aisin Sieki Co., Ltd.	105,412
7,300	Akebono Brake Industry Co., Ltd.*	14,305
1,027	Akwel	25,504
2,362	Arb Corp., Ltd.	82,563
202	Autoneum Holding AG*	32,569
3,367	Brembo SpA	42,412

Shares		Value
Common Stocks, continued
Auto Components, continued
4,800	Bridgestone Corp.	$227,677
1,647	Bulten AB	15,795
2,735	CIE Automotive SA	68,859
3,565	Compagnie Generale des Establissements Michelin SCA, Class B	547,052
1,922	Continental AG*	210,683
2,800	Daido Metal Co., Ltd.	15,449
2,400	Daikyonishikawa Corp.	14,033
1,600	Denso Corp.	104,903
8,224	Dometic Group AB(a)	123,677
1,800	Eagle Industry Co., Ltd.	19,965
673	Edag Engineering Group AG*	9,234
1,724	ElringKlinger AG*	23,144
1,700	Exedy Corp.	26,064
4,682	Faurecia SA	218,175
483	Faurecia SE	22,921
2,300	FCC Co., Ltd.	32,458
1,000	F-Tech, Inc.	5,548
4,000	Futaba Industrial Co., Ltd.	17,095
1,400	G-Tekt Corp.	18,288
4,334	Gud Holdings, Ltd.	32,042
560	Hella GmbH & Co. KGaA*	39,197
1,600	Hi-Lex Corp.	25,410
700	H-One Co., Ltd.	4,584
300	Imasen Electric Industrial	1,879
1,800	Kasai Kogyo Co., Ltd.*	6,102
900	Koito Manufacturing Co., Ltd.	54,123
25,060	Kongsberg Automotive ASA*	6,958
1,000	KYB Corp.	27,134
1,544	Leoni AG*	24,316
1,933	Linamar Corp.	100,390
3,438	Magna International, Inc.	258,675
1,574	Magna Internationl, Inc.	118,473
4,266	Martinrea International, Inc.	37,897
2,000	Mitsuba Corp.*	11,899
3,200	Musashi Seimitsu Industry Co., Ltd.	55,989
4,800	NGK Spark Plug Co., Ltd.	75,094
6,600	NHK SPRING Co., Ltd.	47,154
600	Nichirin Co., Ltd.	9,597
3,600	Nifco, Inc.	112,091
2,200	Nippon Seiki Co., Ltd.	23,175
2,700	NOK Corp.	31,710
5,985	Nokian Renkaat OYJ	212,328
2,600	Pacific Industrial Co., Ltd.	27,433
13,329	Pirelli & C SpA(a)	78,062
1,743	Plastic Omnium SA	44,519
6,300	Press Kogyo Co., Ltd.	19,314
3,582	PWR Holdings, Ltd.	22,576
400	Riken Corp.	10,161
2,542	SAF-Holland SE*	34,193
1,900	Sanoh Industrial Co., Ltd.	17,328
2,535	Schaeffler AG	19,487
1,200	Shoei Co., Ltd.	54,059
2,300	Stanley Electric Co., Ltd.	57,984
12,500	Sumitomo Electric Industries, Ltd.	166,774
2,900	Sumitomo Riko Co., Ltd.	19,864
7,700	Sumitomo Rubber Industries, Ltd.	97,931
300	T RAD Co., Ltd.	8,302
1,400	Tachi-S Co., Ltd.	15,973
800	Taiho Kogyo Co., Ltd.	6,003
8,119	TI Fluid Systems plc(a)	27,457
2,500	Tokai Rika Co., Ltd.	35,887
2,500	Topre Corp.	29,679
4,500	Toyo Tire Corp.	80,520
1,700	Toyoda Gosei Co., Ltd.	34,136
3,500	Toyota Boshoku Corp.	62,280

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Auto Components, continued
700	Toyota Industries Corp.	$57,517
1,500	TPR Co., Ltd.	19,946
2,800	TS Tech Co., Ltd.	36,128
2,000	Unipres Corp.	16,444
3,413	Valeo SA	95,230
384	Vitesco Technologies Group AG*	22,706
32,000	Xinyi Glass Holdings, Ltd.	95,059
5,200	Yokohama Rubber Co., Ltd. (The)	93,507
600	Yorozu Corp.	6,457

		4,760,465

Automobiles (2.3%):
6,897	Bayerische Motoren Werke AG (BMW)	661,914
12,614	Daimler AG, Registered Shares	1,121,179
822	Ferrari NV	171,897
11,100	Honda Motor Co., Ltd.	342,374
8,600	Isuzu Motors, Ltd.	113,002
7,900	Mazda Motor Corp.*	68,803
8,800	Mitsubishi Motors Corp.*	24,077
20,000	Nissan Motor Co., Ltd.*	100,317
2,700	Nissan Shatai Co., Ltd.	19,358
8,981	Piaggio & C SpA	30,990
3,686	Renault SA*	131,465
538	Stellantis NV	10,272
41,274	Stellantis NV	789,600
8,300	Subaru Corp.	154,156
2,300	Suzuki Motor Corp.	102,532
89,620	Toyota Motor Corp.	1,603,357
430	Volkswagen AG	133,489
5,100	Yamaha Motor Co., Ltd.	142,027

		5,720,809

Banks (7.8%):
3,000	77th Bank	34,218
5,339	ABN AMRO Group NV*(a)	76,811
15,084	AIB Group plc*	40,670
500	Aichi Bank, Ltd. (The)	16,133
1,500	Akita Bank, Ltd. (The)	19,598
2,146	Aktia Bank OYJ	28,850
1,200	Aomori Bank, Ltd. (The)	23,075
3,300	Aozora Bank, Ltd.^	80,866
17,829	Australia & New Zealand Banking Group, Ltd.	359,625
1,000	Awa Bank, Ltd. (The)	19,603
19,504	Banca Monte dei Paschi di Siena SpA*^	24,490
21,166	Banca Popolare di Sondrio SCPA	89,885
7,989	Banco Bilbao Vizcaya Argentaria SA	52,693
26,969	Banco Bilbao Vizcaya Argentaria SA, ADR	177,726
44,790	Banco Bpm SpA	140,668
106,975	Banco Comercial Portugues SA, Class R*	19,362
238,968	Banco de Sabadell SA*	200,074
87,012	Banco Santander SA	315,125
6,287	Banco Santander SA, ADR	22,759
8,101	Bank Hapoalim BM	71,158
9,679	Bank Leumi Le-Israel Corp.	82,202
7,556	Bank Norwegian ASA	90,356
36,738	Bank of East Asia, Ltd. (The)	59,088
974	Bank of Georgia Group plc*	20,258
29,096	Bank of Ireland Group plc*	171,474
900	Bank of Iwate, Ltd. (The)	13,858
1,200	Bank of Kyoto, Ltd. (The)	55,046
717	Bank of Montreal	71,592
6,126	Bank of Montreal	610,946
500	Bank of Nagoya, Ltd. (The)	11,863

Shares		Value
Common Stocks, continued
Banks, continued
9,618	Bank of Nova Scotia	$591,796
820	Bank of Okinawa, Ltd. (The)	20,824
27,839	Bank of Queensland, Ltd.	185,968
2,000	Bank of The Ryukyus, Ltd.	14,004
16,597	Bankinter SA	97,144
71	Banque Cantonale de Geneve	12,736
916	Banque Cantonale Vaudois, Registered Shares	69,672
23,543	Barclays plc, ADR	242,964
191	BAWAG Group AG(a)	11,977
21,540	Bendigo & Adelaide Bank, Ltd.	145,715
218	Berner Kantonalbank AG	48,436
6,853	BNP Paribas SA^	438,914
38,542	BOC Hong Kong Holdings, Ltd.	115,469
34,804	BPER Banca	77,805
86,101	CaixaBank SA	266,953
5,594	Canadian Imperial Bank of Commerce	622,612
200	Canadian Imperial Bank of Commerce^	22,268
4,227	Canadian Western Bank	122,397
8,600	Chiba Bank, Ltd. (The)	55,380
10,000	Chong Hing Bank, Ltd.	26,849
6,200	Chugoku Bank, Ltd. (The)	47,509
700	Chukyo Bank, Ltd. (The)	8,706
31,551	Commerzbank AG*	210,128
7,457	Commonwealth Bank of Australia	555,576
12,500	Concordia Financial Group, Ltd.	49,326
7,042	Credit Agricole SA	97,145
5,165	Credito Emiliano SpA	36,070
16,000	Dah Sing Banking Group, Ltd.	14,607
5,600	Dah Sing Financial Holdings, Ltd.	16,655
1,900	Daishi Hokuetsu Financial Group, Inc.	43,243
10,124	Danske Bank A/S	170,691
7,992	DBS Group Holdings, Ltd.	177,509
6,142	DNB Bank ASA*	139,496
1,600	Ehime Bank, Ltd. (The)	11,307
2,450	Erste Group Bank AG	106,982
650	Fidea Holdings Co., Ltd.	7,386
6,714	Finecobank Banca Fineco SpA*	121,659
3,600	First Bank of Toyama, Ltd. (The)	9,543
1,816	First International Bank of Israel	66,372
1,000	Fukui Bank, Ltd. (The)	14,070
5,800	Fukuoka Financial Group, Inc.	104,198
13,200	Gunma Bank, Ltd. (The)	42,328
9,200	Hachijuni Bank, Ltd. (The)	32,804
5,105	Hang Seng Bank, Ltd.	87,128
30,196	Heartland Group Holdings Npv	48,245
11,800	Hirogin Holdings, Inc.	67,438
1,000	Hokkoku Bank, Ltd. (The)	19,851
6,000	Hokuhoku Financial Group, Inc.	45,947
23,429	HSBC Holdings plc, ADR	612,668
9,400	Hyakugo Bank, Ltd. (The)	27,438
1,000	Hyakujushi Bank, Ltd. (The)	13,992
757	Illimity Bank SpA*	11,940
17,920	ING Groep NV	260,060
93,838	Intesa Sanpaolo SpA	266,185
15,332	Isreal Discount Bank*	80,991
9,500	Iyo Bank, Ltd. (The)	48,467
620	Jimoto Holdings, Inc.	3,806
1,200	Juroku Bank, Ltd. (The)	24,058
2,048	Jyske Bank A/S*	88,329
2,772	KBC Group NV	248,825
5,800	Keiyo Bank, Ltd. (The)	23,351
400	Kita-Nippon Bank, Ltd. (The)	5,719
2,500	Kiyo Bank, Ltd. (The)	35,469

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
16,490	Kyushu Financial Group, Inc.	$58,975
1,296	Laurentian Bank of Canada	41,140
562	Liechtensteinische Landesbank AG	31,865
35,782	Lloyds Banking Group plc	22,255
96,996	Lloyds TSB Group plc, ADR	237,640
113	Luzerner Kantonalbank AG	50,535
24,670	Mebuki Financial Group, Inc.	54,267
11,475	Mediobanca SpA*	138,598
700	Michinoku Bank, Ltd. (The)	5,559
62,500	Mitsubishi UFJ Financial Group, Inc.	364,952
800	Miyazaki Bank, Ltd. (The)	15,009
1,787	Mizrahi Tefahot Bank, Ltd.	60,195
12,880	Mizuho Financial Group, Inc.	181,349
1,300	Musashino Bank, Ltd. (The)	21,402
1,300	Nanto Bank, Ltd. (The)	23,355
25,880	National Australia Bank, Ltd.	515,689
6,941	National Bank of Canada	533,181
27,268	Natwest Group plc	82,731
4,800	Nishi-Nippon Holdings, Inc.	30,771
19,269	Nordea Bank AB	247,388
7,300	North Pacific Bank, Ltd.	16,628
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	31,928
1,000	Oita Bank, Ltd. (The)	16,820
17,046	Oversea-Chinese Banking Corp., Ltd.	142,730
28,000	Public Financial Holdings, Ltd.	8,864
6,482	Raiffeisen International Bank-Holding AG	168,607
33,575	Resona Holdings, Inc.	133,648
1,156	Ringkjoebing Landbobank A/S	133,300
12,263	Royal Bank of Canada	1,219,923
5,741	Royal Bank of Canada	571,335
1,190	San Ju San Financial Group, Inc.	15,102
6,200	San-In Godo Bank, Ltd. (The)	31,289
11,600	Senshu Ikeda Holdings, Inc.	17,155
24,500	Seven Bank, Ltd.^	54,696
1,300	Shiga Bank, Ltd. (The)	22,134
1,000	Shikoku Bank, Ltd. (The)	6,619
400	Shimizu Bank, Ltd. (The)	5,919
4,500	Shinsei Bank, Ltd.	75,773
5,900	Shizuoka Bank, Ltd. (The)	48,546
7,610	Skandinaviska Enskilda Banken AB, Class A	107,266
11,180	Societe Generale	350,973
4,543	Spar Nord Bank A/S	52,781
3,678	Sparebank 1 Sr-Bank ASA	51,078
121	St. Galler Kantonalbank AG	54,050
36,263	Standard Chartered plc	212,492
7,000	Sumitomo Mitsui Financial Group, Inc.	244,931
3,300	Sumitomo Mitsui Trust Holdings, Inc.	113,032
8,000	Suruga Bank, Ltd.	29,769
10,144	Svenska Handelsbanken AB, Class A	113,835
3,421	Swedbank AB, Class A	69,224
3,208	Sydbank A/S	95,739
6,500	Toho Bank, Ltd. (The)	12,455
1,100	Tokyo Kiraboshi Financial Group, Inc.	15,147
7,500	Tomony Holdings, Inc.	22,208
2,200	Toronto-Dominion Bank (The)	145,665
7,456	Toronto-Dominion Bank (The)	493,214
2,100	Towa Bank, Ltd. (The)	10,183
6,200	Tsukuba Bank, Ltd.	10,049
92,944	Unicaja Banco SA(a)	95,724
31,288	Unicredit SpA	413,809
7,627	United Overseas Bank, Ltd.	144,287
405	Valiant Holding AG	38,559

Shares		Value
Common Stocks, continued
Banks, continued
764	Van Lanschot Kempen NV	$23,495
34,734	Virgin Money UK plc*	94,625
239	Walliser Kantonalbank, Registered Shares	25,797
21,414	Westpac Banking Corp.	398,118
1,600	Yamagata Bank, Ltd. (The)	12,292
7,200	Yamaguchi Financial Group, Inc.	42,564
1,800	Yamanashi Chuo Bank, Ltd. (The)	13,650
6	Zuger Kantonalbank AG	43,112

		19,281,167

Beverages (1.2%):
1,900	Andrew Peller, Ltd.	12,798
7,966	Anheuser-Busch InBev NV	449,845
3,300	Asahi Breweries, Ltd.	159,880
10,973	Britvic plc	131,214
14,772	C&C Group plc*	46,405
1,053	Carlsberg A/S, Class B	171,326
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	31,865
4,383	Coca-Cola European Partners plc	240,037
3,318	Coca-Cola HBC AG	106,631
5,510	David Campari-Milano NV	77,555
2,963	Diageo plc, ADR	571,859
812	Fevertree Drinks plc	25,892
1,642	Heineken NV	170,668
300	ITO EN, Ltd.	19,924
2,500	Kirin Holdings Co., Ltd.	46,441
109	Laurent-Perrier	12,501
653	Olvi OYJ	37,730
412	Pernod Ricard SA	90,087
4,250	Primo Water Corp.	66,952
194	Remy Cointreau SA^	37,596
1,549	Royal Unibrew A/S	186,552
1,600	Sapporo Breweries, Ltd.	36,832
3,457	Stock Spirits Group plc	17,457
1,600	Suntory Beverage & Food, Ltd.	66,477
2,800	Takara Holdings, Inc.	40,487
6,474	Treasury Wine Estates, Ltd.	57,541

		2,912,552

Biotechnology (0.5%):
143	Argenx SE*	43,151
788	Bavarian Nordic A/S*	39,902
291	Biogaia AB	14,639
2,179	CSL, Ltd.	459,406
225	Galapagos NV*	11,804
573	Genmab A/S*	250,378
634	Genus plc	46,466
3,433	Grifols SA	83,696
5,747	Knight Therapeutics, Inc.*	24,279
6,442	Mesoblast, Ltd.*	7,764
300	Peptidream, Inc.*	9,768
475	Pharma Mar SA	40,800
1,829	Swedish Orphan Biovitrum AB*	49,330
1,155	Zealand Pharma A/S*	33,176

		1,114,559

Building Products (1.4%):
4,100	AGC, Inc.	209,875
1,100	AICA Kogyo Co., Ltd.	37,686
2,028	Arbonia AG	39,327
1,049	ASSA Abloy AB, Class B	30,428
203	Belimo Holding AG, Class R	107,495
2,400	Bunka Shutter Co., Ltd.	24,323
1,800	Central Glass Co., Ltd.	33,649
8,611	Compagnie de Saint-Gobain SA	579,893
1,600	Daikin Industries, Ltd.	344,188
114	dorma kaba Holding AG	82,793

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
567	Geberit AG, Registered Shares	$416,677
5,784	Genuit Group plc	54,006
12,753	Gwa Group, Ltd.	25,069
3,298	Inrom Construction Industries, Ltd.	16,360
2,938	Inwido AB	49,119
2,479	Kingspan Group plc	245,183
2,801	Lindab International AB	70,740
3,900	Lixil Corp.	113,345
600	Maeda Kosen Co., Ltd.	17,793
2,700	Nichias Corp.	65,822
1,100	Nichiha Corp.	31,472
1,552	Nordic Waterproofing Holding AB	36,408
1,500	Noritz Corp.	24,543
1,400	Okabe Co., Ltd.	8,817
5,708	Reliance Worldwide Corp., Ltd.	20,916
144	Rockwool International A/S	52,553
232	ROCKWOOL International A/S, Class B	99,216
1,900	Sankyo Tateyama, Inc.	13,296
7,800	Sanwa Holdings Corp.	101,447
47	Schweiter Technologies AG	67,164
900	Shin Nippon Air Technologies Co., Ltd.	19,754
1,800	Sinko Industries, Ltd.	34,431
3,824	Systemair AB	33,439
1,800	Takara Standard Co., Ltd.	26,263
500	TOTO, Ltd.	23,759
7,093	Tyman plc	39,934
3,400	Uponor OYJ	83,813
638	Zehnder Group AG	67,501

		3,348,497

Capital Markets (3.0%):
10,264	3i Group plc	176,770
24,792	ABG Sundal Collier Holding ASA	25,989
3,200	AGF Management, Ltd.	19,608
1,600	Aizawa Securities Co., Ltd.	14,394
2,242	AJ Bell plc	12,031
143	Alantra Partners SA	2,592
903	Altamir	24,991
817	Amundi SA(a)	68,886
7,128	Anima Holding SpA(a)	33,999
5,351	Ashmore Group plc	24,320
670	ASX, Ltd.	39,131
2,129	Avanza Bank Holding AB	74,641
4,260	Azimut Holding SpA	116,852
2,819	Banca Generali SpA*	123,614
521	Bellevue Group AG	21,960
8,900	Brewin Dolphin Holdings plc	45,614
400	Brookfield Asset Management, Inc., Class A	21,437
614	Brookfield Asset Management, Inc., Class A	32,855
2,865	Bure Equity AB	118,762
2,497	Canaccord Genuity Group, Inc.	27,466
7,682	CI Financial Corp.	155,957
118	Cie Financiere Tradition SA	14,079
5,230	Close Brothers Group plc	108,054
20,849	Credit Suisse Group AG	206,747
18,300	Daiwa Securities Group, Inc.^	106,910
4,462	Dea Capital SpA	6,573
12,602	Deutsche Bank AG, Registered Shares*	161,603
10,467	Deutsche Bank AG, Registered Shares*	132,931
552	Deutsche Beteiligungs AG	22,907
1,924	Deutsche Boerse AG	313,160

Shares		Value
Common Stocks, continued
Capital Markets, continued
5,622	EFG International AG	$40,750
258,000	Emperor Capital Group, Ltd.*	3,834
1,872	Euronext NV(a)	211,218
2,000	Fiera Capital Corp.	16,519
1,900	Flow Traders(a)	73,505
10,649	GAM Holding AG*	19,408
2,674	Georgia Capital plc*	21,533
824	Gimv NV	52,305
2,400	GMO Financial Holdings, Inc.	18,351
1,675	Guardian Capital Group, Ltd., Class A	45,433
142,000	Guotai Junan International Hol	22,533
135,243	Haitong International Securities	35,778
5,422	Hargreaves Lansdown plc	104,076
7,894	Hong Kong Exchanges & Clearing, Ltd.	479,167
11,954	IG Group Holdings plc	128,990
1,732	IGM Financial, Inc.	61,886
218	Ina Invest Holding AG*	4,350
2,456	Intermediate Capital Group plc	67,475
22,533	Investec plc	95,917
28,134	IOOF Holdings, Ltd.	86,317
60,525	IP Group plc	112,986
1,700	IwaiCosmo Holdings, Inc.	20,882
1,400	JAFCO Group Co., Ltd.	89,857
4,800	Japan Exchange Group, Inc.	119,142
4,580	Julius Baer Group, Ltd.	302,976
17,082	Jupiter Fund Management plc	56,729
138,000	Kingston Financial Group, Ltd.	6,972
800	Kyokuto Securities Co., Ltd.	5,823
329	London Stock Exchange Group plc	32,865
2,128	Macquarie Group, Ltd.	279,141
2,131	Magellan Financial Group, Ltd.	54,301
50,276	Man Group plc/Jersey	138,245
2,300	Marusan Securities Co., Ltd.	13,142
1,180,000	Mason Group Holdings, Ltd.*	3,476
2,900	Mito Securities Co., Ltd.	7,880
3,035	MLP SE	25,154
3,100	Monex Group, Inc.	16,172
4,265	Navigator Global Investments, Ltd.	5,425
5,522	Netwealth Group, Ltd.	58,075
11,266	Ninety One plc	39,032
19,100	Nomura Holdings, Inc.	93,893
13,975	NZX, Ltd.	16,333
3,800	Okasan Securities Group, Inc.	13,818
253	Partners Group Holding AG	393,911
9,039	Pendal Group, Ltd.	53,236
1,616	Perpetual, Ltd.	44,011
11,593	Platinum Asset Management, Ltd.	29,358
2,595	Polar Capital Holdings plc	28,349
45,397	Quilter plc(a)	86,544
565	Rathbone Brothers plc	15,226
9,785	Ratos AB, Class B	57,463
1,549	Rothschild & Co.	66,655
2,800	SBI Holdings, Inc.	69,092
1,029	Schroders plc	33,432
1,783	Schroders plc	85,621
11,400	Singapore Exchange, Ltd.	83,437
5,446	St. James Place plc	110,314
700	Strike Co., Ltd.	26,413
667	Swissquote Group Holding SA	122,021
2,584	Tamburi Investment Partners SP	27,391
531	TMX Group, Ltd.	57,272
8,500	Tokai Tokyo Financial Holdings, Inc.	30,929
4,000	Toyo Securities Co., Ltd.	6,066
30,858	TP ICAP Group plc	66,487
15,471	UBS Group AG	247,266

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
19,229	Uob-Kay Hian Holdings, Ltd.	$22,062
1,325	Vontobel Holding AG	111,930
245	Vp Bank AG, Registered Shares	24,647
550	VZ Holding AG	54,531

		7,310,161

Chemicals (3.8%):
900	Achilles Corp.	10,868
3,300	Adeka Corp.	74,516
3,982	Air Liquide SA	637,065
7,800	Air Water, Inc.	124,956
2,028	Akzo Nobel NV	220,802
700	Arakawa Chemical Industries, Ltd.	7,728
2,896	Arkema SA	383,042
26,600	Asahi Kasei Corp.	283,959
1,100	ASAHI YUKIZAI Corp.	14,572
3,175	BASF SE	241,880
3,760	Borregaard ASA	91,001
52,400	China Sunsine Chemical Holdings, Ltd.	19,055
1,540	Christian Hansen Holding A/S	125,783
1,600	CI Takiron Corp.	9,109
10,241	Clariant AG	191,904
2,199	Corbion NV	106,193
4,483	Covestro AG(a)	307,859
444	Croda International plc	50,695
1,000	Dai Nippon Toryo Co., Ltd.	7,792
7,200	Daicel Corp.	56,075
900	Dainichiseika Color & Chemical	22,164
4,300	Dainippon Ink & Chemicals, Inc.	121,666
4,000	Denka Co., Ltd.	140,502
18,377	Elementis plc*	36,734
28	EMS-Chemie Holding AG	26,359
8,516	Ercros SA*	34,642
9,485	Essentra plc	33,877
1,699	Evonik Industries AG	53,806
1,013	FUCHS PETROLUB SE	47,387
300	Fujimori Kogyo Co., Ltd.	13,046
700	Fuso Chemical Co., Ltd.	31,728
37	Givaudan SA, Registered Shares	169,018
20	Gurit Holding AG	37,814
4,570	Hexpol AB	51,902
700	Hodogaya Chemical Co., Ltd.	32,696
3,950	ICL Group, Ltd.	28,746
27,517	Incitec Pivot, Ltd.	58,079
1,500	Ishihara Sangyo Kaisha, Ltd.	17,053
1,000	JCU Corp.	39,831
2,680	Johnson Matthey plc	96,648
700	Jsp Corp.	10,175
1,200	JSR Corp.	43,505
5,063	K+S AG, Registered Shares*	82,087
2,000	Kaneka Corp.	83,869
3,300	Kanto Denka Kogyo Co., Ltd.	31,573
4,999	Kemira OYJ	76,696
1,400	Kh Neochem Co., Ltd.	38,563
1,500	Koatsu Gas Kogyo Co., Ltd.	10,263
1,175	Koninklijke DSM NV	234,827
1,000	Konishi Co., Ltd.	16,015
11,800	Kuraray Co., Ltd.	113,696
800	Kureha Corp.	54,329
3,486	Lanxess AG	237,017
379	Lenzing AG*	45,789
1,300	Lintec Corp.	29,720
929	Methanex Corp.	42,771
12,300	Mitsubishi Chemical Holdings Corp.	112,407
3,000	Mitsubishi Gas Chemical Co., Inc.	59,254
3,400	Mitsui Chemicals, Inc.	114,170

Shares		Value
Common Stocks, continued
Chemicals, continued
800	Nihon Kagaku Sangyo Co., Ltd.	$9,689
2,300	Nihon Nohyaku Co., Ltd.	11,362
2,600	Nihon Parkerizing Co., Ltd.	26,866
600	Nippon Chemical Industrial Co., Ltd.	16,914
5,500	Nippon Kayaku Co., Ltd.	60,973
1,400	Nippon Pillar Packing Co., Ltd.	33,802
3,000	Nippon Sanso Holdings Corp.	75,506
700	Nippon Shokubai Co., Ltd.	36,159
800	Nippon Soda Co., Ltd.	25,883
2,400	Nissan Chemical Corp.	140,104
1,500	Nitto Denko Corp.	106,906
700	NOF Corp.	39,505
1,831	Novozymes A/S, Class B	125,377
8,438	Nufarm, Ltd.*	28,985
4,481	Nutrien, Ltd.^	290,503
1,600	OCI NV*	46,642
500	Okamoto Industries, Inc.	18,464
600	Okura Industrial Co., Ltd.	12,545
3,258	Orica, Ltd.	32,105
2,613	Recticel SA	43,400
2,800	Riken Technos Corp.	14,205
500	Sakai Chemical Industry Co., Ltd.	10,598
2,400	Sakata Inx Corp.	25,250
700	Sanyo Chemical Industries, Ltd.	36,700
900	Sekisui Plastics Co., Ltd.	4,783
1,100	Shikoku Chemicals Corp.	13,782
600	Shin-Etsu Chemical Co., Ltd.	101,212
1,800	Shin-Etsu Polymer Co., Ltd.	16,717
2,600	Showa Denko K.K.	63,463
1,186	Sika AG	375,186
1,754	SOL SpA	38,303
1,166	Solvay SA	145,071
400	Stella Chemifa Corp.	10,629
1,500	Sumitomo Bakelite Co., Ltd.	69,463
23,200	Sumitomo Chemical Co., Ltd.	121,038
300	Sumitomo Seika Chemicals Co. Ltd.	9,747
1,773	Symrise AG	233,868
13,110	Synthomer plc	86,940
700	T Hasegawa Co., Ltd.	16,711
1,200	T&K Toka Co., Ltd.	9,027
600	Taiyo Holdings Co., Ltd.	15,282
600	Takasago International Corp.	16,047
600	Tayca Corp.	7,150
9,600	Teijin, Ltd.	135,531
500	Tenma Corp.	11,961
1,223	Tessenderlo Group SA*	45,494
4,900	Toagosei Co., Ltd.	57,119
6,900	Tokai Carbon Co., Ltd.	88,632
4,100	Tokuyama Corp.	78,672
600	Tokyo Ohka Kogyo Co., Ltd.	36,401
27,700	Toray Industries, Inc.	176,931
5,100	Tosoh Corp.	92,558
1,200	Toyo Ink SC Holdings Co., Ltd.	22,617
5,000	Toyobo Co., Ltd.	62,671
4,800	Ube Industries, Ltd.^	94,234
3,116	Umicore SA	184,624
1,051	Victrex plc	32,944
329	Wacker Chemie AG	61,733
997	Yara International ASA	49,364
2,900	Zeon Corp.	40,805

		9,390,431

Commercial Services & Supplies (1.4%):
800	AEON Delight Co., Ltd.	25,432
23,247	Babcock International Group plc*	115,355
748	Befesa SA(a)	57,080
1,800	Bell System24 Holdings, Inc.	26,878

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
13,069	Biffa plc*(a)	$62,296
896	Bilfinger SE	31,288
1,670	Black Diamond Group, Ltd.*	4,985
14,490	Brambles, Ltd.	112,679
4,517	Bravida Holding AB(a)	60,694
200	Calian Group, Ltd.	9,634
2,850	Caverion Corp.	22,247
300	Central Security Patrols Co., Ltd.	7,819
338	Cewe Stiftung & Co. KGAA	45,292
46,000	Cleanaway Waste Management, Ltd.	91,591
10,948	Collection House, Ltd.*	1,326
1,829	Coor Service Management Holding AB(a)	17,343
2,400	CTS Co., Ltd.	17,335
3,200	Dai Nippon Printing Co., Ltd.	77,507
6,041	De La Rue plc*	14,864
3,731	Derichebourg SA*	43,069
2,180	Dexterra Group, Inc.	14,081
30,713	Downer EDI, Ltd.	140,676
1,100	Duskin Co., Ltd.	25,648
2,101	Edenred	113,147
1,700	EF-ON, Inc.	12,999
8,596	Elis SA*	164,617
435	GL Events*	8,011
13,971	HomeServe plc	169,805
900	Inaba Seisakusho Co., Ltd.	11,061
2,297	Intrum AB	62,529
5,989	ISS A/S*	126,417
1,800	Itoki Corp.	6,259
29,717	IWG plc*	115,916
800	Japan Elevator Service Holdings Co., Ltd.	18,413
3,300	Kokuyo Co., Ltd.	55,945
400	Kyodo Printing Co., Ltd.	9,360
2,302	Lassila & Tikanoja OYJ	36,284
3,325	Loomis AB	90,007
700	Matsuda Sangyo Co., Ltd.	18,010
5,449	Mears Group plc*	15,016
51,653	Mitie Group plc*	49,267
1,400	NAC Co., Ltd.	12,144
15,900	Nippon Parking Development Co., Ltd.	22,627
1,600	Okamura Corp.	23,421
1,100	Oyo Corp.	14,341
2,700	Park24 Co., Ltd.*	45,490
2,696	PayPoint plc	25,744
1,400	Pilot Corp.	53,077
2,400	Prestige International, Inc.	16,420
13,654	Prosegur Cia de Seguridad SA	40,405
2,400	Relia, Inc.	25,234
1,158	Renewi plc*	9,383
23,855	Rentokil Initial plc	186,865
1,612	Rever Holdings Corp.*	21,613
2,500	Ritchie Bros Auctioneers, Inc.	154,296
3,299	RPS Group plc	5,241
900	Sato Holdings Corp.	21,950
400	SECOM Co., Ltd.	29,030
6,430	Securitas AB, Class B	102,013
3,267	Smartgroup Corp., Ltd.	22,391
787	Societe BIC SA	46,324
400	Sohgo Security Services Co., Ltd.	18,063
4,477	Spie SA	101,416
696	Tomra Systems ASA	36,350
2,600	Toppan Forms Co., Ltd.	23,897
3,280	TOPPAN, INC.	55,793
4,470	Transcontinental, Inc.	71,017
200	Waste Connections, Inc.	25,212

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
580	Waste Connections, Inc.	$73,039

		3,390,978

Communications Equipment (0.3%):
2,792	Adva Optical Networking Se*	39,954
700	Aiphone Co., Ltd.	15,146
700	DKK Co., Ltd.	15,982
500	Icom, Inc.	10,904
36,947	Nokia OYJ*	203,234
10,200	Quarterhill, Inc.	22,310
418	RTX A/S	10,739
600	Sierra Wireless, Inc.*	9,291
10,363	Spirent Communications plc	38,741
684	Telefonaktiebolaget LM Ericsson, Clas A	7,796
19,654	Telefonaktiebolaget LM Ericsson, Class B^	222,220
8,100	VTech Holdings, Ltd.	58,949

		655,266

Construction & Engineering (2.1%):
4,873	ACS Actividades de Construccion y Servicios SA	130,635
3,353	Aecon Group, Inc.	50,756
1,894	AF Gruppen ASA	39,837
4,317	Arcadis NV	215,192
300	Asanuma Corp.	12,372
1,130	Ashtrom Group, Ltd.	26,003
1,410	Badger Infrastructure Solutions, Ltd.	37,688
20,372	Balfour Beatty plc	73,922
519	Bauer AG*	6,607
1,831	Boskalis Westminster	55,444
16,800	Boustead Singapore, Ltd.	11,910
7,647	Bouygues SA	315,536
209	Burkhalter Holding AG	14,810
14,759	Cardno, Ltd.	11,905
1,700	Chudenko Corp.	34,569
494	CIE d’Entreprises CFE SA	50,570
1,103	Cimic Group, Ltd.	15,464
1,721	ComSys Holdings Corp.	45,451
6,098	Costain Group plc*	4,608
500	Dai-Dan Co., Ltd.	11,888
900	Daiho Corp.	30,790
3,987	Eiffage SA	402,163
2,783	Elecnor SA	31,168
44	Electra, Ltd./Israel	27,666
7,737	Eltel AB*(a)	16,152
37,002	Empresas ICA SAB de C.V.*	156
2,103	Ferrovial SA	60,984
1,664	FLSmidth & Co. A/S	58,027
2,002	Fomento de Construcciones y Contratas SA	24,183
440	Fudo Tetra Corp.	7,109
200	Fukuda Corp.	9,036
4,363	Galliford Try Holdings plc	10,680
6,000	Hazama Ando Corp.	43,095
1,803	Heijmans NV	24,834
600	Hibiya Engineering, Ltd.	10,531
373	Hochtief AG	29,934
1,093	Implenia AG*	24,171
14,759	Intega Group, Ltd.	6,011
7,400	JGC Holdings Corp.	69,266
8,879	Johns Lyng Group, Ltd.	39,283
8,000	Kajima Corp.	103,106
3,000	Kandenko Co., Ltd.	24,786
3,807	Keller Group plc	48,575
4,100	Kinden Corp.	69,232
15,900	Koninklijke BAM Groep NV*	50,389

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
1,600	Kumagai Gumi Co., Ltd.	$41,232
2,500	Kyowa Exeo Corp.	61,502
2,200	Kyudenko Corp.	73,016
8,036	Maeda Corp.	64,921
9,546	Maire Tecnimont SpA	37,025
1,700	Meisei Industrial Co., Ltd.	11,347
3,300	Mirait Holdings Corp.	65,585
1,922	Morgan Sindall Group plc	61,520
1,375	NCC AB, Class B	21,580
1,000	Nichireki Co., Ltd.	12,208
1,900	Nippo Corp.	68,105
1,600	Nippon Densetsu Kogyo Co., Ltd.	27,127
700	Nippon Koei Co., Ltd.	22,515
200	Nippon Road Co., Ltd. (The)	15,148
1,900	Nishimatsu Construction Co., Ltd.	58,501
20,879	NRW Holdings, Ltd.	23,565
11,900	Obayashi Corp.	98,822
6,495	Obrascon Huarte Lain SA*	4,705
1,100	Okumura Corp.	29,510
8,600	Oriental Shiraishi Corp.	20,505
10,581	Peab AB	109,777
14,700	Penta-Ocean Construction Co., Ltd.	100,292
726	Per Aarsleff Holding A/S	29,647
22,988	Sacyr SA	56,025
1,900	Sanki Engineering Co., Ltd.	25,243
1,700	Seikitokyu Kogyo Co., Ltd.	12,866
40,165	Service Stream, Ltd.	25,615
3,211	Shapir Engineering And Indus	25,679
4,339	Shikun & Binui, Ltd.*	25,547
10,100	Shimizu Corp.	76,129
1,500	Shinnihon Corp.	11,493
4,094	Skanska AB, Class B	102,649
3,001	SNC-Lavalin Group, Inc.	83,366
881	Strabag Se	40,242
6,980	Sumitomo Mitsui Construction	31,286
3,299	Sweco AB	51,880
700	Taihei Dengyo Kaisha, Ltd.	17,614
800	Taikisha, Ltd.	24,032
5,400	Taisei Corp.	173,893
1,400	Takamatsu Construction Group C	25,382
400	Tekken Corp.	6,527
900	TOA Corp.	19,855
400	TOA Road Corp.	16,583
1,630	Tobishima Corp.	16,278
6,900	Toda Corp.	48,019
400	Toenec Corp.	13,004
1,000	Tokyo Energy & Systems, Inc.	9,459
5,100	Tokyu Construction Co., Ltd.	35,903
1,100	Totetsu Kogyo Co., Ltd.	24,324
4,300	Toyo Construction Co., Ltd.	22,615
2,100	Toyo Engineering Corp.*	16,326
3,109	Veidekke ASA	38,140
5,008	Vinci SA	518,680
555	WSP Global, Inc.	66,465
1,700	Yahagi Construction Co., Ltd.	12,238
3,849	YIT OYJ	20,358
1,200	Yokogawa Bridge Holdings Corp.	26,202
1,200	Yurtec Corp.	7,855

		5,172,421

Construction Materials (0.9%):
13,883	Adbri, Ltd.	31,856
1,800	Asia Pile Holdings Corp.	7,767
2,976	Brickworks, Ltd.	52,956
2,431	Buzzi Unicem SpA	55,496
14,585	CRH plc, ADR	681,703
22,791	CSR, Ltd.	91,302

Shares		Value
Common Stocks, continued
Construction Materials, continued
13,792	Fletcher Building, Ltd.	$67,998
1,160	H+H International A/S, Class B*	40,218
2,326	HeidelbergCement AG	174,424
6,293	Holcim, Ltd.	302,808
13,005	Ibstock plc(a)	35,990
1,243	Imerys SA	53,542
5,016	James Hardie Industries SE	179,881
400	Krosaki Harima Corp.	17,276
5,422	Marshalls plc	54,442
2,500	Nippon Concrete Industries Co., Ltd.	6,824
500	Shinagawa Refractories Co., Ltd.	17,667
123	STO SE & Co KGaA	28,834
1,500	Sumitomo Osaka Cement Co., Ltd.^	41,879
7,200	Taiheiyo Cement Corp.	149,784
1,300	TYK Corp.	3,804
998	Vicat	44,227
527	Wienerberger AG	17,715

		2,158,393

Consumer Finance (0.3%):
3,600	ACOM Co., Ltd.	13,209
3,700	AEON Financial Service Co., Ltd.	47,273
7,800	Aiful Corp.	26,292
3,685	Arrow Global Group plc*	15,244
8,198	Axactor SE*	8,714
974	Cembra Money Bank AG	65,640
1,607	Credit Corp. Group, Ltd.	35,036
6,600	Credit Saison Co., Ltd.	86,955
18,226	Eclipx Group, Ltd.*	32,198
873	Gruppo MutuiOnline SpA	43,069
2,616	H&T Group plc	10,005
5,740	Hoist Finance AB*(a)	20,203
17,800	Hong Leong Finance, Ltd.	31,221
14,415	International Personal Finance	26,752
577	Isracard, Ltd.	2,402
4,300	J Trust Co., Ltd.	19,255
1,300	Jaccs Co., Ltd.	35,524
8,490	Money3 Corp., Ltd.	20,411
15,200	Orient Corp.	22,412
213,600	Oshidori International Holdings, Ltd.*	13,969
4,742	Provident Financial plc*	21,106
4,452	Resurs Holding AB(a)	20,632
38,000	Sun Hung Kai & Co., Ltd.	19,534

		637,056

Containers & Packaging (0.7%):
3,618	BillerudKorsnas AB	69,156
4,231	Cascades, Inc.	52,353
1,780	CCL Industries, Inc.	92,205
28,702	DS Smith plc	158,446
1,600	FP Corp.	59,349
1,900	Fuji Seal International, Inc.	41,160
1,000	Hokkan Holdings, Ltd.	12,883
3,405	Huhtamaki OYJ	153,514
3,327	Intertape Polymer Group, Inc.	72,377
276	Mayr Melnhof Karton AG	52,578
36,741	Orora, Ltd.	81,966
6,607	Pact Group Holdings, Ltd.	18,087
8,600	Rengo Co., Ltd.	67,236
8,406	SIG Combibloc Group AG	222,981
8,090	Smurfit Kappa Group plc	424,038
500	Taisei Lamick Co., Ltd.	12,581
600	Tomoku Co., Ltd.^	10,423
4,000	Toyo Seikan Group Holdings, Ltd.^	47,001
750	Vetropack Holding AG	46,333
836	Vidrala SA	91,194
300	Winpak, Ltd.	9,701

		1,795,562

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Distributors (0.2%):
600	Arata Corp.	$23,712
11,493	Bapcor, Ltd.	62,171
1,300	Canon Marketing Japan, Inc.	30,258
500	Chori Co., Ltd.	8,543
564	D’ieteren Group	82,127
1,000	Doshisha Co., Ltd.	15,746
4,313	Headlam Group plc	28,299
20,473	Inchcape plc	222,295
3,000	Jardine Cycle & Carriage, Ltd.	42,652
3,365	John Menzies plc*	14,061
400	Paltac Corp.	18,083
3,025	Uni-Select, Inc.*	42,375

		590,322

Diversified Consumer Services (0.1%):
3,986	Academedia AB(a)	27,190
2,000	Benesse Holdings, Inc.	45,237
3,227	Dignity plc*	29,176
44,648	G8 Education, Ltd.*	33,824
1,700	IBJ, Inc.	17,248
2,783	IDP Education, Ltd.	68,446
400	Park Lawn Corp.	11,535
900	QB Net Holdings Co., Ltd.*	15,910
2,600	Riso Kyoiku Co., Ltd.	10,246
700	Studio Alice Co., Ltd.	15,350
900	Take And Give Needs Co., Ltd.*	9,495

		283,657

Diversified Financial Services (0.9%):
863	Ackermans & Van Haaren NV	148,619
84,183	AMP, Ltd.*	59,999
3,396	Banca Farmafactoring SpA(a)	32,990
4,759	Burford Capital, Ltd.	51,881
21,477	Challenger, Ltd.	96,283
5,800	Ecn Capital Corp.	47,814
16,244	Element Fleet Management Corp.	163,928
108,669	First Pacific Co., Ltd.	38,978
900	Fuyo General Lease Co., Ltd.	62,185
20,600	G-Resources Group, Ltd.*	7,824
88	Hypoport SE*	59,377
140	Jackson Financial, Inc., Class A*^	3,640
800	Japan Investment Adviser Co., Ltd.	9,747
4,600	Japan Securities Finance Co., Ltd.^	35,685
63,712	M&G plc	174,342
31,520	Mitsubishi HC Capital, Inc.	165,662
1,800	Mizuho Leasing Co., Ltd.	58,598
900	NEC Capital Solutions, Ltd.	16,945
16,085	Ofx Group, Ltd.	18,451
7,289	Omni Bridgeway, Ltd.	18,282
2,247	Onex Corp.	158,873
14,700	ORIX Corp.	274,750
4,583	Plus500, Ltd.	85,357
1,100	Ricoh Leasing Co., Ltd.	36,598
42,370	Standard Life Aberdeen plc	145,443
1,900	Tokyo Century Corp.	107,260
2,200	Zenkoku Hosho Co., Ltd.	107,323

		2,186,834

Diversified Telecommunication Services (2.3%):
974	BCE, Inc.	48,758
44	BCE, Inc.	2,205
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)*	42,903
258,528	BT Group plc*	555,156
1,519	Cellnex Telecom SAU(a)	93,622
22,050	Chorus, Ltd.	100,694
90,000	CITIC Telecom International Holdings, Ltd.	30,639

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
45,198	Deutsche Telekom AG, Registered Shares	$911,170
3,828	Elisa OYJ	237,638
2,209	Gamma Communications plc	54,460
27,500	HKBN, Ltd.	32,501
82,295	HKT Trust & HKT, Ltd.	112,552
426	Iliad SA	89,694
3,856	Infrastrutture Wireless Italiane SpA(a)	42,995
3,200	Internet Initiative Japan, Inc.	111,383
121,735	Koninklijke KPN NV	381,721
41,300	NetLink NBN Trust	30,217
7,000	Nippon Telegraph & Telephone Corp.	193,542
46,684	Orange SA	505,677
174,202	PCCW, Ltd.	89,358
5,067	Proximus SADP	100,164
39,300	Singapore Telecommunications, Ltd.	70,924
23,139	Spark New Zealand, Ltd.	76,261
13,084	Speedcast International, Ltd.*(b)	—
12,209	Superloop, Ltd.*	8,562
940	Swisscom AG, Registered Shares	539,824
210,041	Telecom Italia SpA	84,908
334,376	Telecom Italia SpA	131,019
45,006	Telefonica Deutschland Holding AG	128,092
54,488	Telefonica SA	253,934
4,768	Telekom Austria AG	41,049
5,872	Telenor ASA	98,667
29,229	Telia Co AB	120,563
41,906	Telstra Corp., Ltd.	118,088
4,669	TPG Telecom, Ltd.	23,671
7,091	Tuas, Ltd.*	7,393
4,709	United Internet AG, Registered Shares	183,211

		5,653,215

Electric Utilities (1.5%):
994	Acciona SA	164,843
17,641	AusNet Services	32,256
334	BKW AG	36,033
3,200	Chubu Electric Power Co., Inc.	37,964
2,800	Chugoku Electric Power Co., Inc. (The)	25,572
7,000	CK Infrastructure Holdings, Ltd.	38,893
9,564	CLP Holdings, Ltd.	91,993
3,804	Contact Energy, Ltd.	22,078
21,672	EDP - Energias de Portugal SA	113,670
6,325	Electricite de France	79,418
633	Elia Group SA/NV	75,595
2,200	Emera, Inc.	99,646
4,746	Endesa SA	95,707
57,903	Enel SpA	444,494
1,538	EVN AG	40,885
1,708	Fortis, Inc.	75,716
7,617	Fortum OYJ	231,619
14,936	Genesis Energy, Ltd.	33,907
30,000	HK Electric Investments, Ltd.	29,784
7,700	Hokkaido Electric Power Co., Inc.	36,899
3,500	Hokuriku Electric Power Co.	18,803
1,200	Hydro One, Ltd.(a)	28,370
70,547	Iberdrola SA	704,500
12,913	Infratil, Ltd.	70,855
3,500	Kansai Electric Power Co., Inc. (The)	33,970
7,200	Kyushu Electric Power Co., Inc.	54,784
730	Orsted A/S(a)	96,333
11,500	Power Assets Holdings, Ltd.	67,399
8,090	Red Electrica Corp SA	161,685

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electric Utilities, continued
11	Romande Energie Holding SA, Registered Shares	$15,233
16,260	Scottish & Southern Energy plc	341,385
3,300	Shikoku Electric Power Co., Inc.	22,951
1,640	Siemens Energy AG*	44,065
25,335	Spark Infrastructure Group	51,252
13,794	Terna SpA	97,826
3,900	Tohoku Electric Power Co., Inc.^	28,739
20,300	Tokyo Electric Power Co. Holdings, Inc.*	58,229
284	Verbund AG, Class A	28,685

		3,732,036

Electrical Equipment (1.2%):
7,265	ABB, Ltd.	242,197
600	Chiyoda Integre Co., Ltd.	10,988
1,300	Denyo Co., Ltd.	25,034
2,000	Fuji Electric Co., Ltd.	91,146
12,400	Fujikura, Ltd.*	73,379
3,100	Furukawa Electric Co., Ltd. (The)	67,640
1,200	Futaba Corp.	8,513
485	GARO AB	10,330
38	Gavazzi Carlo Holding AG	10,175
3,000	GS Yuasa Corp.	68,093
400	Hirakawa Hewtech Corp.	4,299
553	Huber & Suhner AG	42,701
1,600	Idec Corp./Japan	31,644
19,355	Johnson Electric Holdings, Ltd.	41,142
258	Kendrion NV	6,434
4,095	Legrand SA	439,145
800	Mabuchi Motor Co., Ltd.	27,758
346	Mersen	12,779
9,100	Mitsubishi Electric Corp.	126,584
1,227	Nexans SA	114,786
700	Nidec Corp.	77,665
500	Nippon Carbon Co., Ltd.	18,759
1,500	Nitto Kogyo Corp.	23,570
1,094	NKT A/S*	47,498
3,878	Nordex Se*	65,951
17	Phoenix Mecano AG	8,161
2,550	PNE AG	22,149
2,643	Prysmian SpA	92,706
400	Sanyo Denki Co., Ltd.	25,425
942	Schneider Electric SA	156,597
200	SEC Carbon, Ltd.	10,716
2,150	SGL Carbon SE*	23,315
701	Siemens Gamesa Renewable Energy	17,717
5,642	Signify NV(a)	280,271
1,000	Sinfonia Technology Co., Ltd.	10,882
355	Somfy SA	64,239
1,500	SwCC Showa Holdings Co., Ltd.	30,194
900	Takaoka Toko Co., Ltd.	11,783
1,055	Tera Light, Ltd.*	3,277
1,933	TKH Group NV	107,091
600	Toyo Tanso Co., Ltd.	15,855
3,300	Ushio, Inc.	62,078
6,780	Vestas Wind Systems A/S	271,494
527	XP Power, Ltd.	36,544

		2,938,704

Electronic Equipment, Instruments & Components (1.6%):
600	Ai Holdings Corp.	12,736
7,060	Alps Alpine Co., Ltd.	76,702
288	ALSO Holding AG, Registered Shares	82,678
2,300	Amano Corp.	59,123

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,400	Anritsu Corp.	$25,057
1,200	Arisawa Manufacturing Co., Ltd.	9,601
1,280	Austria Technologie & Systemte	48,799
225	Basler AG	37,623
900	Canon Electronics, Inc.	13,473
5,004	Celestica, Inc.*	44,453
157	Cicor Technologies, Ltd.	9,579
13,600	Citizen Watch Co., Ltd.	62,702
3,400	CMK Corp.	13,155
3,981	Codan, Ltd./Australia	36,622
1,300	Conexio Corp.	18,035
5,000	Daiwabo Holdings Co., Ltd.	80,532
2,500	Dexerials Corp.	49,241
19,374	Electrocomponents plc	278,712
1,100	Elematec Corp.	11,219
700	Evertz Technologies, Ltd.	7,932
69,000	FIH Mobile, Ltd.*	10,330
7,452	Fingerprint Cards AB*	20,563
2,100	Furuno Electric Co., Ltd.	23,255
400	Hagiwara Electric Co., Ltd.	7,920
500	Hakuto Co., Ltd.	8,174
511	Halma plc	19,490
400	Hamamatsu Photonics KK	24,817
2,429	Hexagon AB, Class B	37,441
200	Hirose Electric Co., Ltd.	33,309
4,300	Hitachi, Ltd.	254,998
1,200	Hochiki Corp.	12,943
700	Horiba, Ltd.	49,024
2,600	Hosiden Corp.	22,441
47	Inficon Holding AG	55,060
400	I-PEX, Inc.	7,287
2,300	Japan Aviation Electronics Industry, Ltd.	33,626
1,100	Japan Cash Machine Co., Ltd.*	7,394
21,200	Japan Display, Inc.*	6,982
1,679	Jenoptik AG	56,823
1,000	Kaga Electronics Co., Ltd.	27,038
100	Keyence Corp.	59,927
1,200	Koa Corp.	18,140
1,400	Kyocera Corp.	87,532
3,500	Kyosan Electric Manufacturing Co., Ltd.	16,609
5,505	Lagercrantz Group AB	65,581
365	Landis+Gyr Group AG	23,388
26	Lem Holding SA, Registered Shares	59,934
2,200	Macnica Fuji Electronics Holdings	51,293
400	Maruwa Co., Ltd./Aichi	40,866
1,500	Meiko Electronics Co., Ltd.	40,467
978	Micronic Mydata AB	24,398
2,156	Midwich Group plc	18,091
4,600	Murata Manufacturing Co., Ltd.	409,523
267	Nederland Apparatenfabriek	18,019
2,800	Nichicon Corp.	26,573
600	Nippon Chemi-Con Corp.*	11,572
3,000	Nippon Electric Glass Co., Ltd.	71,158
3,400	Nippon Signal Co., Ltd.	30,477
1,800	Nissha Co., Ltd.	28,756
600	Nohmi Bosai, Ltd.	11,105
3,600	OKI Electric Industry Co., Ltd.	31,530
3,000	Osaki Electric Co., Ltd.	14,894
1,627	Oxford Instruments plc	49,754
3,149	Pricer AB	10,210
324	Renishaw plc	20,544
1,100	Restar Holdings Corp.	18,333
1,400	Ryoden Corp.	21,930
1,100	Ryosan Co., Ltd.	22,722

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
102	Sensirion Holding AG*(a)	$12,420
700	Shibaura Electronics Co., Ltd.	38,639
900	Shimadzu Corp.	39,539
1,200	Shinko Shoji Co., Ltd.	9,163
2,000	Siix Corp.	21,509
3,154	Smart Metering Systems plc	35,367
1,729	Spectris plc	89,663
6,120	Strix Group plc	28,130
2,000	Sumida Corp.	22,336
700	Tachibana Eletech Co., Ltd.	9,622
2,600	Taiyo Yuden Co., Ltd.	153,040
2,500	Tamura Corp.	16,255
5,100	TDK Corp.	184,274
1,300	Toyo Corp.	14,072
7,103	TT Electronics plc	24,806
100	V Technology Co., Ltd.	3,958
312	Vaisala OYJ, Class A	13,527
7,400	Venture Corp., Ltd.	97,541
56,000	Vstecs Holdings, Ltd.	50,233
2,800	Yokogawa Electric Corp.	48,965
1,100	Yokowo Co., Ltd.	24,749

		3,938,023

Energy Equipment & Services (0.4%):
7,314	Akastor ASA*	5,030
5,393	Aker Solutions ASA*	11,976
1,137	Bonheur ASA	39,402
2,991	BW Offshore, Ltd.	9,714
5,874	Ces Energy Solutions Corp.	8,813
29,491	CGG SA*	22,576
4,726	Computer Modelling Group, Ltd.	17,689
6,058	Enerflex, Ltd.	44,392
8,606	Ensign Energy Services, Inc.*	12,776
106,730	Ezion Holdings, Ltd.*	637
4,141	Fugro NV*	43,189
6,704	Hunting plc	20,239
18,612	John Wood Group plc*	57,606
8,257	Lamprell plc*	3,992
1,000	Modec, Inc.	15,878
4,500	Mullen Group, Ltd.	45,768
2,400	North American Construction Group, Ltd.	34,965
3,324	Ocean Yield ASA	15,598
7,269	Odfjell Drilling, Ltd.*	16,433
1,450	Pason Systems, Inc.	9,870
6,196	Petrofac, Ltd.*^	13,915
18,993	Petroleum Geo-Services ASA*	11,942
818	Precision Drilling Corp.*	33,071
2,400	Raiznext Corp.	25,845
15,278	Saipem SpA*	37,480
5,417	SBM Offshore NV	96,045
174	Schoeller-Blackman Oilfield Equipment AG*	6,958
8,377	Secure Energy Services, Inc.	31,486
3,900	ShawCor, Ltd.*	17,431
5,516	Subsea 7 SA	47,886
1,677	Tecnicas Reunidas SA*	15,830
595	Tenaris SA, ADR	12,560
1,938	Tenaris SA	20,434
2,965	TGS ASA	31,402
421	The Drilling Co of 1972 A/S*	15,815
900	Total Energy Services, Inc.*	3,248
400	Toyo Kanetsu KK	9,310
13,311	Trican Well Service, Inc.*	31,112
1,489	Vallourec SA*	12,970

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
7,807	Worley, Ltd.	$54,911

		966,194

Entertainment (0.5%):
800	Akatsuki, Inc.	23,009
900	Avex, Inc.	12,052
2,023	Borussia Dortmund GMBH & Co. KGaA*	11,302
2,800	Capcom Co., Ltd.	77,782
34,177	Cineworld Group plc*^	36,112
1,367	CTS Eventim AG & Co. KGaA*	103,421
1,200	Daiichikosho Co., Ltd.	44,525
1,900	DeNA Co., Ltd.	35,271
4,107	Event Hospitality And Entertainment, Ltd.*	45,181
1,590	Gungho Online Enetertainment, Inc.	29,200
38,000	IGG, Inc.	35,610
82	Kinepolis Group NV*	5,314
1,300	KLab, Inc.*	7,267
2,000	Konami Holdings Corp.	125,525
2,600	Nexon Co., Ltd.	41,954
400	Nintendo Co., Ltd.	194,610
200	Square Enix Holdings Co., Ltd.	10,540
510	Technicolor SA*	1,722
100	Toei Animation Co., Ltd.	18,466
200	Toei Co., Ltd.	39,452
2,585	UbiSoft Entertainment SA*	155,032
2,949	Universal Music Group NV*^	78,950
700	UUUM, Inc.*	8,349
2,949	Vivendi Universal SA^	37,192
5,570	WildBrain, Ltd.*	14,206

		1,192,044

Food & Staples Retailing (2.6%):
5,600	AEON Co., Ltd.	147,393
500	Ain Holdings, Inc.	30,946
3,200	Alcanna, Inc.*	20,265
8,272	Alimentation Couche-Tard, Inc.	316,536
702	Amsterdam Commodities NV	19,086
2,400	Arcs Co., Ltd.	48,718
1,537	Axfood AB^	36,766
800	Axial Retailing, Inc.^	27,183
600	Belc Co., Ltd.	31,225
16,444	Carrefour SA	295,961
1,395	Casino Guichard-Perrachon SA*^	37,531
1,100	Cawachi, Ltd.	22,318
10,629	Coles Group, Ltd.	129,689
1,589	Colruyt SA	80,937
400	Cosmos Pharmaceutical Corp.	68,226
1,300	Create SD Holdings Co., Ltd.	43,725
500	Daikokutenbussan Co., Ltd.	29,367
4,900	Dairy Farm International Holdings, Ltd.	16,656
3,091	Empire Co., Ltd., Class A	94,214
9,117	Endeavour Group, Ltd.	45,771
1,600	Heiwado Co., Ltd.	31,201
890	ICA Gruppen AB	40,823
200	Itochu-Shokuhin Co., Ltd.	9,479
46,898	J Sainsbury plc	179,560
600	JM Holdings Co., Ltd.	11,160
600	Kato Sangyo Co., Ltd.	17,823
4,458	Kesko OYJ, Class A	138,094
8,384	Kesko OYJ, Class B	289,361
2,400	Kobe Bussan Co., Ltd.	78,366
25,566	Koninklijke Ahold Delhaize NV	847,487
400	Kusuri NO Aoki Holdings Co., Ltd.	27,305
900	LAWSON, Inc.	44,194
800	Life Corp.	32,121

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
2,011	Loblaw Cos., Ltd.	$138,026
1,380	Matsumotokiyoshi Holdings Co., Ltd.	61,678
42,815	Metcash, Ltd.	120,274
7,078	METRO AG	92,103
3,317	Metro, Inc.	162,105
600	Ministop Co., Ltd.	7,745
900	Mitsubishi Shokuhin Co., Ltd.	23,530
1,200	Nihon Chouzai Co., Ltd.	18,433
1,801	North West Co., Inc.	48,097
10,925	Olam International, Ltd.	14,034
1,200	Qol Holdings Co., Ltd.	16,331
1,094	Rallye SA*	7,391
337	Rami Levy Chain Stores Hashikm	24,187
1,000	Retail Partners Co., Ltd.	11,115
600	San-A Co., Ltd.	21,492
12,300	Seven & I Holdings Co., Ltd.	558,243
28,900	Sheng Siong Group, Ltd.	31,484
4,880	Shufersal, Ltd.	39,571
1,454	Sligro Food Group NV*	39,486
38,447	Sonae SGPS SA	40,398
500	Sugi Holdings Co., Ltd.	36,376
1,300	Sundrug Co., Ltd.	39,675
57,657	Tesco plc	195,526
400	Tsuruha Holdings, Inc.	49,423
2,100	United Supermarkets Holdings	20,717
2,200	Valor Holdings Co., Ltd.	47,600
1,400	Watahan & Co., Ltd.	15,780
1,400	Welcia Holdings Co., Ltd.	50,341
9,068	Wesfarmers, Ltd.	364,842
1,493	Weston (George), Ltd.	161,066
91,434	William Morrison Supermarkets plc	362,361
9,117	Woolworths Group, Ltd.	258,823
800	YAKUODO Holdings Co., Ltd.	17,252
700	Yamatane Corp.	9,996
700	Yaoko Co., Ltd.	42,816
2,800	Yokohama Reito Co., Ltd.	22,261

		6,460,065

Food Products (3.1%):
5,898	A2 Milk Co., Ltd.*	26,249
364	Agrana Beteiligungs AG	7,661
4,500	Ajinomoto Co., Inc.	133,172
44,180	Aryzta AG*	65,903
1,867	Associated British Foods plc	46,382
772	Atria OYJ	9,552
2,327	Austevoll Seafood ASA	27,600
363	Bakkafrost P/F	29,897
53	Barry Callebaut AG, Registered Shares	119,928
8,561	Bega Cheese, Ltd.	33,217
125	Bell AG	38,649
854	Bonduelle S.C.A.	21,200
2,000	Calbee, Inc.	48,789
1	Chocoladefabriken Lindt & Spruengli AG	117,444
800	Chubu Shiryo Co., Ltd.	8,200
12,278	Cloetta AB	37,988
15,071	Costa Group Holdings, Ltd.	35,320
2,030	Cranswick plc	97,043
4,926	Danone SA	336,180
1,700	Delfi, Ltd.	954
10,007	Devro plc	28,687
500	DyDo Group Holdings, Inc.	25,411
2,372	Ebro Foods SA	45,176
4,736	Elders, Ltd.	41,724
80	Emmi AG	82,553
27,100	First Resources, Ltd.	32,259

Shares		Value
Common Stocks, continued
Food Products, continued
1,616	Forfarmers NV	$8,066
9,500	Fraser & Neave, Ltd.	9,856
1,000	Fuji Oil Holdings, Inc.	23,474
260,400	Golden Agri-Resources, Ltd.	44,793
11,957	GrainCorp, Ltd.	54,688
17,127	Greencore Group plc*	32,515
1,923	Hilton Food Group plc	30,291
1,600	Hokuto Corp.	28,232
700	House Foods Group, Inc.	21,374
15,498	Inghams Group, Ltd.	45,963
2,700	Itoham Yonekyu Holdings, Inc.	17,699
300	Iwatsuka Confectionery Co., Ltd.	10,754
368	JDE Peet’s NV	10,929
600	J-Oil Mills, Inc.	9,902
800	Kagome Co., Ltd.	20,641
800	Kakiyasu Honten Co., Ltd.	19,344
400	Kameda Seika Co., Ltd.	15,944
700	Kenko Mayonnaise Co., Ltd.	10,218
340	Kerry Group plc, Class A	45,514
2,800	Kewpie Corp.	68,027
400	Kikkoman Corp.	32,511
163	KWS Saat SE	13,037
500	Kyokuyo Co., Ltd.	13,532
147	Lassonde Industries, Inc.	21,088
3,154	Leroy Seafood Group ASA	26,080
17	Lotus Bakeries	103,983
2,349	Maple Leaf Foods, Inc.	47,744
1,200	Marudai Food Co., Ltd.	18,720
2,600	Maruha Nichiro Corp.	61,382
1,700	Megmilk Snow Brand Co., Ltd.	34,963
41	Mehadrin, Ltd.*	1,817
1,900	Meiji Holdings Co., Ltd.	122,813
800	Mitsui Sugar Co., Ltd.	14,490
1,300	Morinaga & Co., Ltd.	48,040
2,200	Morinaga Milk Industry Co., Ltd.	136,688
1,429	Mowi ASA	36,079
26,358	Nestle SA, Registered Shares	3,171,876
1,800	NH Foods, Ltd.	68,098
2,600	Nichirei Corp.	68,117
1,200	Nippn Corp.	17,540
800	Nippon Beet Sugar Manufacturing Co., Ltd.	11,835
16,300	Nippon Suisan Kaisha, Ltd.	94,890
1,200	Nisshin Oillio Group, Ltd. (The)	32,689
2,000	Nisshin Seifun Group, Inc.	33,348
300	Nissin Foods Holdings Co., Ltd.	24,118
326	Orior AG	31,836
1,732	Orkla ASA, Class A	15,879
30,027	Premier Foods plc	46,498
1,488	Premium Brands Holdings Corp.	152,207
1,300	Prima Meat Packers, Ltd.	33,039
11,830	Ridley Corp., Ltd.*	11,411
600	S Foods, Inc.	16,557
482	Salmar ASA	32,028
2,346	Sanford, Ltd.*	8,230
1,853	Saputo, Inc.	47,130
127	Savencia SA	9,236
3,496	Scales Corp., Ltd.	13,247
3,767	Scandi Standard AB	22,552
619	Schouw & Co.	59,348
2,867	Select Harvests, Ltd.	16,941
800	Showa Sangyo Co., Ltd.	20,043
306	Sipef SA	17,837
600	Starzen Co., Ltd.	11,688
1,353	Strauss Group, Ltd.	39,497
2,659	Suedzucker AG	42,775
2,839	Synlait Milk, Ltd.*	7,262

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
11,672	Tassal Group, Ltd.	$29,553
14,193	Tate & Lyle plc	132,160
1,400	Toyo Suisan Kaisha, Ltd.	62,188
58	United International Enterprises	15,450
13,688	United Malt Grp, Ltd.	40,229
1,635	Viscofan SA	106,907
22,000	Vitasoy International Holdings, Ltd.^	55,704
400	Warabeya Nichiyo Holdings Co., Ltd.	9,156
203,415	WH Group, Ltd.(a)	144,712
9,700	Wilmar International, Ltd.	29,807
200	Yakult Honsha Co., Ltd.	10,141
2,200	Yamazaki Baking Co., Ltd.	38,319

		7,610,407

Gas Utilities (0.4%):
7,684	AltaGas, Ltd.	151,629
12,578	APA Group	78,952
1,714	Brookfield Infrastructure Corp., Class A	102,767
4,707	Gas Natural SDG SA	118,489
17,850	Hong Kong & China Gas Co., Ltd.	27,039
14,289	Italgas SpA	91,480
800	K&O Energy Group, Inc.	10,119
6,000	Nippon Gas Co., Ltd.	82,763
1,500	Osaka Gas Co., Ltd.	27,575
1,181	Rubis SCA	40,900
1,300	Saibu Gas Co., Ltd.	28,832
1,300	Shizuoka Gas Co. Ltd.	15,709
4,491	Superior Plus Corp.	47,981
400	Toho Gas Co., Ltd.	17,477
2,200	Tokyo Gas Co., Ltd.	40,976

		882,688

Health Care Equipment & Supplies (1.6%):
343	Alcon, Inc.	27,601
4,403	Alcon, Inc.	356,743
1,070	Ambu A/S, Class B	31,611
3,762	Ansell, Ltd.	92,217
2,637	Arjo AB, Class B	32,545
1,200	Asahi Intecc Co., Ltd.	32,927
339	BioMerieux	38,496
84	Carl Zeiss Meditec AG	16,145
246	Cellavision AB	10,940
478	Cochlear, Ltd.	75,481
600	Coloplast A/S, Class B	94,060
251	Coltene Holding AG	31,812
15,016	Convatec Group plc(a)	43,690
1,762	Demant A/S*	88,751
419	DiaSorin SpA	87,928
509	Draegerwerk AG & Co. KGaA	41,668
238	Draegerwerk AG & Co. KGaA	18,490
740	Eckert & Ziegler AG	95,518
2,223	Elekta AB, Class B	24,829
1,146	EssilorLuxottica SA	219,105
3,206	Fisher & Paykel Healthcare Corp., Ltd.	70,468
3,411	Getinge AB, Class B	135,694
4,399	GN Store Nord A/S	299,848
405	Guerbet	19,564
800	Hogy Medical Co., Ltd.	22,841
3,000	HOYA Corp.	469,257
1,300	Jeol, Ltd.	95,309
710	Koninklijke Philips Electronics NV, NYS	31,552
5,281	Koninklijke Philips NV	234,039
849	Medmix AG*(a)	40,090
1,000	Menicon Co., Ltd.	38,962
1,200	Nakanishi, Inc.	27,399

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,100	Nihon Kohden Corp.	$37,398
2,300	Nikkiso Co., Ltd.	19,931
7,000	Nipro Corp.	72,863
8,100	Olympus Corp.	177,910
1,800	Paramount Bed Holdings Co., Ltd.	35,903
457	Revenio Group OYJ	28,981
251	Sartorius AG	159,828
1,648	Smith & Nephew plc	28,298
386	Sonova Holding AG, Registered Shares	145,603
360	Stratec Se	50,926
12	Straumann Holding AG, Registered Shares, Class R	21,478
1,200	Sysmex Corp.	148,257
3,200	Terumo Corp.	150,467
180	Ypsomed Holding AG	29,552

		4,052,975

Health Care Providers & Services (1.0%):
3,400	Alfresa Holdings Corp.	50,935
3,260	Amplifon SpA	155,333
15,973	Arvida Group, Ltd.	23,068
6,164	Attendo AB*(a)	26,618
18,377	Australian Pharmaceutical Industries, Ltd.	19,458
700	BML, Inc.	26,585
3,715	CareTech Holdings plc	31,981
862	CVS Group plc*	27,743
2,487	Ebos Group, Ltd.	60,218
1,000	Elan Corp.	11,626
4,012	Extendicare, Inc.	23,253
3,112	Fagron	60,612
6,028	Fresenius Medical Care AG & Co., KGaA	424,748
5,366	Fresenius SE & Co. KGaA	257,960
2,800	H.U. Group Holdings, Inc.	75,747
27,126	Healius, Ltd.	93,156
2,572	Humana AB*	21,499
2,000	Japan Lifeline Co., Ltd.	24,531
1,000	Japan Medical Dynamic Marketing, Inc.	20,186
16,930	Japara Healthcare, Ltd.*	16,747
2,704	Korian SA	94,310
225	Lna Sante	13,238
3,204	Medical Facilities Corp.	24,642
15,698	Mediclinic International plc*	65,930
2,700	Medipal Holdings Corp.	50,938
1,110	NMC Health plc*	—
21,355	Oceania Healthcare, Ltd.	21,775
1,066	Orpea	123,441
24,015	Raffles Medical Group, Ltd.	25,618
1,997	Ramsay Health Care, Ltd.	100,434
2,814	Ryman Healthcare, Ltd.	29,101
3,400	Ship Healthcare Holdings, Inc.	87,787
59,044	Sigma Healthcare, Ltd.	26,501
1,900	Solasto Corp.	25,604
2,679	Sonic Healthcare, Ltd.	78,639
8,887	Spire Healthcare Group plc*(a)	24,380
8,438	Summerset Group Holdings, Ltd.	88,377
1,100	Suzuken Co., Ltd.	32,270
1,422	Terveystalo OYJ(a)	17,724
1,800	Toho Holdings Co., Ltd.	29,377
500	Tokai Corp./Gifu	9,824
3,655	Virtus Health, Ltd.	15,504
2,800	Vital Ksk Holdings, Inc.	19,970

		2,457,388

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Technology (0.2%):
7,980	AGFA-Gevaert NV*	$36,829
1,026	Ascom Holding AG*	16,070
857	CompuGroup Medical SE & Co KgaA	70,560
2,389	Emis Group plc	44,680
2,400	M3, Inc.	171,358
800	Nnit A/S(a)	15,214
1,258	Pro Medicus, Ltd.	49,217
1,213	Raysearch Laboratories AB*	8,527
3,335	Sectra AB, Class A*	67,041

		479,496

Hotels, Restaurants & Leisure (1.6%):
3,592	Accor SA*	127,141
600	AEON Fantasy Co., Ltd.	11,637
1,000	Arcland Service Holdings Co., Ltd.	21,495
23,206	Ardent Leisure Group, Ltd.*	27,295
4,445	Aristocrat Leisure, Ltd.	148,763
1,059	Basic-Fit NV*(a)	48,498
3,095	Betsson AB, Class B	25,685
20,000	Cafe de Coral Holdings, Ltd.	36,582
1,533	Carnival plc, ADR*	34,968
72,000	Century City International Holdings, Ltd.*	4,091
970	CIE des Alpes*	16,577
4,935	Collins Foods, Ltd.	43,078
2,726	Compass Group plc*	55,766
1,300	Create Restaurants Holdings In*	11,573
4,576	Crown Resorts, Ltd.*	31,644
1,483	Domino’s Pizza Enterprises, Ltd.	170,946
13,489	Domino’s Pizza Group plc	71,413
1,600	Doutor Nichires Holdings Co., Ltd.	25,293
4,906	Elior Group*(a)	38,734
253	Evolution AB(a)	38,473
6,500	Fairwood Holdings, Ltd.	13,898
1,821	Flight Centre Travel Group, Ltd.*	27,952
495	Flutter Entertainment plc*	97,845
2,342	Flutter Entertainment plc*	459,694
2,000	Food & Life Cos., Ltd.	92,226
200	Fuji Kyuko Co., Ltd.	8,590
557	Fuller Smith & Turner plc, Class A*	5,530
3,000	Galaxy Entertainment Group, Ltd.*	15,137
1,491	Gamesys Group plc	36,935
200	Genki Sushi Co., Ltd.	5,336
3,888	Greggs plc	152,680
4,228	GVC Holdings plc*	121,013
18,230	Hongkong & Shanghai Hotels (The)*	17,034
1,499	InterContinental Hotels Group plc, ADR*	96,371
2,484	JD Wetherspoon plc*	34,422
868	Jumbo Interactive, Ltd.	9,945
1,100	KFC Holdings Japan, Ltd.	29,160
6,856	Kindred Group plc	102,989
1,700	Komeda Holdings Co., Ltd.	33,814
718	La Francaise des Jeux SAEM(a)	36,929
33,812	Marston’s plc*	36,594
200	Matsuyafoods Holdings Co., Ltd.	6,629
500	McDonald’s Holdings Co., Ltd.	23,603
23,000	Melco International Development Ltd.*	26,874
5,571	Melia Hotels International SA*	41,203
14,000	Miramar Hotel & Investment	23,392
14,923	Mitchells & Butlers plc*	47,055
400	Monogatari Corp. (The)	28,021
46,000	NagaCorp, Ltd.	39,187
200	Oriental Land Co., Ltd.	32,394
2,702	Pandox AB*	42,787
900	Pizza Pizza Royalty Corp.	7,988

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
10,182	PlayTech plc*	$64,594
12,439	Rank Group plc*	28,672
2,800	Resorttrust, Inc.	55,131
1,657	Restaurant Brands International, Inc.	101,534
392	Restaurant Brands International, Inc.	23,986
3,018	Restaurant Brands New Zealand, Ltd.*	32,787
19,755	Restaurant Group plc (The)*	27,292
1,200	Saint Marc Holdings Co., Ltd.	17,567
3,788	Sands China, Ltd.*	7,763
5,463	Scandic Hotels Group AB*(a)	22,209
44,000	Shangri-La Asia, Ltd.*	34,851
42,868	SJM Holdings, Ltd.*	29,005
1,360	SkiStar AB*	28,053
28,026	Sky City Entertainment Group, Ltd.	61,875
6,100	Skylark Holdings Co., Ltd.*	89,464
700	Sodexo SA*	61,287
13,126	SSP Group plc*	48,519
21,972	Star Entertainment Group, Ltd. (The)*	70,504
21,530	Tabcorp Holdings, Ltd.	76,189
581	The Gym Group plc*(a)	2,315
137	Tivoli A/S*	17,319
800	Tokyotokeiba Co., Ltd.	31,526
2,200	Toridoll Holding Corp.	55,401
400	Tosho Co., Ltd.	6,942
2,341	Whitbread plc*	104,102
500	Young & Co.’s Brewery plc, Class A*	10,357
3,500	Zensho Holdings Co., Ltd.^	86,963

		3,939,086

Household Durables (2.1%):
5,875	Azorim-Investment Development & Construction Co., Ltd.*	25,041
4,812	Bang & Olufsen A/S*	22,644
12,573	Barratt Developments plc	110,934
3,181	Bellway plc	139,418
1,957	Berkeley Group Holdings plc	114,617
1,566	Bigben Interactive	29,076
3,728	Bonava AB	33,874
6,992	Bovis Homes Group plc	114,451
2,358	Breville Group, Ltd.	49,402
27,975	Cairn Home plc	36,706
1,700	Casio Computer Co., Ltd.	28,193
600	Chofu Seisakusho Co., Ltd.	11,334
9,695	Countryside Properties plc*(a)	65,614
6,556	Crest Nicholson Holdings plc	33,601
1,076	De’Longhi	38,672
7,507	DFS Furniture plc*	26,237
1,000	Dorel Industries, Inc.*	8,623
2,152	Duni AB*	24,875
4,630	Electrolux AB, Series B, Class B	106,958
1,200	Es-Con Japan, Ltd.	8,696
2,053	Fiskars OYJ Abp	45,510
36	Forbo Holding AG	70,877
1,400	France Bed Holdings Co., Ltd.	11,618
1,600	Fuji Corp., Ltd.	10,454
900	Fujitsu General, Ltd.	22,476
12,600	Haseko Corp.	168,934
2,710	Henry Boot plc	10,229
700	Hoosiers Holdings	4,245
5,498	Husqvarna AB, Class B	65,616
2,100	Iida Group Holdings Co., Ltd.	54,058
2,147	JM AB	75,873
10,600	Jvc Kenwood Corp.	19,924
958	Kaufman & Broad SA	39,856
1,300	LEC, Inc.	12,643

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
540	Leifheit AG	$21,787
43,200	Man Wah Holdings, Ltd.	62,721
10	Metall Zug AG	21,098
1,363	Neinor Homes SA(a)	18,223
6,900	Nikon Corp.	76,990
5,576	Nobia AB	36,747
39,400	Panasonic Corp.	489,105
4,180	Persimmon plc	148,928
1,200	Pressance Corp.	19,737
6,708	Redrow plc	59,784
200	Rinnai Corp.	21,921
1,300	Sangetsu Corp.	17,684
864	SEB SA	121,811
5,900	Sekisui Chemical Co., Ltd.	101,594
4,600	Sekisui House, Ltd.	96,678
3,000	Sharp Corp.	37,985
13,600	Sony Group Corp.	1,514,720
2,500	Space Value Holdings Co., Ltd.	18,684
1,800	Starts Corp., Inc.	42,927
4,800	Sumitomo Forestry Co., Ltd.	92,078
328	Surteco Group SE	14,130
1,100	Tamron Co., Ltd.	26,086
42,121	Taylor Wimpey plc	86,979
10,687	Techtronic Industries Co., Ltd.	209,509
805	The Vitec Group plc	16,194
1,000	TOA Corp.	7,443
3,468	TomTom NV*	27,451
100	V-ZUG Holding AG*	13,974

		5,064,247

Household Products (0.2%):
4,370	Essity AB, Class B	135,689
407	Henkel AG & Co. KGaA	35,112
1,700	Lion Corp.	27,506
14,255	Mcbride plc	14,468
1,600	Pigeon Corp.	37,266
5,635	PZ Cussons plc	17,042
3,336	Reckitt Benckiser Group plc	261,068
800	Unicharm Corp.	35,486

		563,637

Independent Power and Renewable Electricity Producers (0.4%):
1,528	Albioma SA	60,090
892	Boralex, Inc., Class A	26,343
1,800	Capital Power Corp.	60,706
18,267	Drax Group plc	118,132
1,631	EDP Renovaveis SA	40,162
1,300	Electric Power Development Co., Ltd.	18,650
2,646	Energix-Renewable Energies, Ltd.	11,135
1,756	ERG SpA	52,160
49	Greenvolt-Energias Renovaveis SA*	338
1,641	Innergex Renewable Energy, Inc.	26,305
690	Kenon Holdings, Ltd.	28,546
16,056	New Energy Solar, Ltd.	9,336
4,694	Northland Power, Inc.	147,521
2,116	OPC Energy, Ltd.*	19,315
500	Renova, Inc.*	20,522
438	Scatec ASA(a)	8,148
14,446	Transalta Corp.	152,627
2,200	Transalta Renewables, Inc.	32,990
2,465	Uniper SE	102,878
910	West Holdings Corp.	40,255

		976,159

Industrial Conglomerates (0.7%):
8,000	Chevalier International Holdings Ltd.	9,496
12,732	CIR SpA-Compagnie Industriali*	7,142
28,430	CK Hutchison Holdings, Ltd.	188,534

Shares		Value
Common Stocks, continued
Industrial Conglomerates, continued
1,837	DCC plc	$152,024
2,000	Guoco Group, Ltd.	22,995
822	Indus Holding AG	31,590
515	Italmobiliare SpA	17,600
1,500	Katakura Industries Co., Ltd.	23,042
900	Keihan Holdings Co., Ltd.	25,924
18,500	Keppel Corp., Ltd.	70,319
2,235	Lifco AB, Class B	59,847
51,933	Melrose Industries plc	120,156
5,400	Nisshinbo Holdings, Inc.	40,660
8,675	Nolato AB, Class B	102,915
23,000	NWS Holdings, Ltd.	21,247
1,821	Rheinmetall AG	178,751
3,900	Seibu Holdings, Inc.*	49,607
49,700	SembCorp Industries, Ltd.	66,770
70,000	Shun Tak Holdings, Ltd.*	18,709
1,852	Siemens AG, Registered Shares	304,386
3,820	Smiths Group plc	73,215
5,400	Tokai Holdings Corp.	43,417
2,400	Toshiba Corp.	100,655

		1,729,001

Insurance (3.5%):
2,838	Admiral Group plc	118,423
33,091	AEGON NV	169,866
3,360	Ageas NV	166,265
69,040	AIA Group, Ltd.	794,962
4,109	Alm Brand A/S	28,776
5,951	ASR Nederland NV	270,707
11,584	Assicurazioni Generali SpA	246,416
1,203	AUB Group, Ltd.	20,678
51,290	Aviva plc	272,947
10,959	AXA SA	304,839
999	Baloise Holding AG, Registered Shares	152,346
12,901	Beazley plc*	65,376
4	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	222
7,384	Chesnara plc	28,196
2,213	Clal Insurance Enterprises Holdings, Ltd.*	47,248
2,983	CNP Assurances SA	47,314
5,028	Coface SA	63,307
4,900	Dai-ichi Life Holdings, Inc.	106,707
39,884	Direct Line Insurance Group plc	155,588
82	E-L Financial Corp., Ltd.	60,541
398	Fairfax Financial Holdings, Ltd.	160,693
1,054	FBD Holdings plc*	9,433
459	Gjensidige Forsikring ASA	10,169
500	Great Eastern Holdings, Ltd.	7,844
1,464	Great-West Lifeco, Inc.	44,554
1,465	Grupo Catalana Occidente SA	53,490
539	Hannover Rueck SE	94,390
5,987	Harel Insurance Investments &	61,665
1,855	Helvetia Holding AG	202,471
6,718	Hiscox, Ltd.	75,516
3,319	IA Financial Corp., Inc.	188,332
506	IDI Insurance Co., Ltd.	17,812
12,537	Insurance Australia Group, Ltd.	44,172
700	Intact Financial Corp.	92,574
6,700	Japan Post Holdings Co., Ltd.	56,399
52,851	Just Group plc*	64,351
7,487	Lancashire Holdings, Ltd.	56,387
58,863	Legal & General Group plc	222,250
16,597	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	32,583
1,683	Manulife Financial Corp.	32,400

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
13,095	Manulife Financial Corp.	$251,948
25,567	Mapfre SA	55,713
40,419	Medibank Private, Ltd.	104,483
1,055	Menora Mivtachim Holdings, Ltd.	21,684
16,641	Migdal Insurance & Financial Holding, Ltd.*	24,341
2,100	MS&AD Insurance Group Holdings, Inc.	70,078
628	Muenchener Rueckversicherungs-Gesellschaft AG	172,109
20,116	NIB Holdings, Ltd.	100,159
4,192	NN Group NV	218,742
4,541	Phoenix Group Holdings plc	39,262
7,577	Phoenix Holdings, Ltd. (The)	86,231
5,968	Poste Italiane SpA(a)	82,126
2,817	Prudential plc, ADR^	110,370
20,613	QBE Insurance Group, Ltd.	171,929
3,005	Sabre Insurance Group plc(a)	8,873
3,822	Saga plc*	18,099
1,945	Sampo Oyj, Class A	96,499
5,815	SCOR SA	166,642
8,029	Societa Cattolica di Assicuraz*	65,591
3,000	Sompo Holdings, Inc.^	129,945
11,137	Steadfast Group, Ltd.	38,989
5,818	Storebrand ASA	55,598
3,075	Sun Life Financial, Inc.	158,209
15,987	Suncorp Group, Ltd.	143,564
434	Swiss Life Holding AG, Registered Shares	220,112
2,645	Swiss Re AG	225,343
5,900	T&D Holdings, Inc.	80,591
974	Talanx AG	41,696
3,700	Tokio Marine Holdings, Inc.	198,449
1,470	Topdanmark A/S	75,907
92	Trisura Group, Ltd.*	3,141
2,023	Tryg A/S	45,966
15,269	Unipol Gruppo Finanziario SpA	89,261
14,182	UnipolSai Assicurazioni SpA	39,837
6,313	Uniqa Insurance Group AG	56,253
54	Vaudoise Assurances Holding SA	26,062
2,033	Vienna Insurance Group AG Wiener Versicherung Gruppe	58,455
1,796	Wuestenrot & Wuerttembergische AG	38,090
884	Zurich Insurance Group AG	360,508

		8,599,064

Interactive Media & Services (0.3%):
13,958	Auto Trader Group plc(a)	110,432
6,573	Carsales.com, Ltd.	120,820
1,200	Dip Corp.	45,692
5,600	Gree, Inc.	30,856
2,200	Kakaku.com, Inc.	71,232
2,000	mixi, Inc.	45,114
135	New Work SE	33,127
606	REA Group, Ltd.	68,891
14,661	Rightmove plc	134,465
897	Scout24 AG(a)	62,255
2,124	Solocal Group*	4,284
15,200	Z Holdings Corp.	97,559

		824,727

Internet & Direct Marketing Retail (0.3%):
1,600	ASKUL Corp.	23,275
1,900	Belluna Co., Ltd.	14,385
621	BHG Group AB*	8,984
18,446	Boohoo Group plc*	53,907
106	Delivery Hero SE*(a)	13,572

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
4,443	Dustin Group AB(a)	$47,774
2,462	eDreams ODIGEO SA*	21,342
800	Enigmo, Inc.	8,839
927	HelloFresh SE*	85,811
10,000	Hong Kong Technology Venture Co., Ltd.	14,180
595	Just Eat Takeaway.com NV*(a)	43,182
22,749	Moneysupermarket.com Group plc	65,112
6,515	N Brown Group plc*	4,378
821	Ocado Group plc*	18,257
5,176	On The Beach Group plc*(a)	26,662
1,785	Prosus NV	140,565
5,200	Rakuten, Inc.	50,326
1,817	Takkt AG	28,867
6,523	Webjet, Ltd.*	29,473
848	Zalando SE*(a)	77,916
1,200	ZOZO, Inc.	44,939

		821,746

IT Services (1.8%):
1,006	AddNode Group AB	39,876
45	Adyen NV*(a)	125,109
370	Allgeier SE	10,152
725	Alten SA	105,688
776	Amadeus IT Group SA*	50,971
733	Appen, Ltd.	4,704
3,282	Atea ASA	56,706
2,869	Atos SE	152,742
180	Aubay	10,084
1,677	Bechtle AG	115,037
2,289	Capgemini SA	475,981
700	CGI, Inc.*	59,470
2,893	CGI, Inc.*	245,211
4,933	Columbus A/S	7,215
4,204	Computacenter plc	151,742
8,070	Computershare, Ltd.	105,589
1,100	Comture Corp.	30,633
7,824	Data#3, Ltd.	26,935
500	Densan System Holdings Co., Ltd.*	12,734
1,400	DTS Corp.	32,241
8,624	Econocom Group SA/NV	33,134
1,000	E-Guardian, Inc.	27,000
558	Enea AB*	13,497
16,132	Equiniti Group plc*(a)	38,907
3,891	Fdm Group Holdings plc	65,399
457	Formula Systems 1985, Ltd.	44,585
700	Fujitsu, Ltd.	127,145
1,332	GFT Technologies SE	43,980
6,665	Global Dominion Access SA(a)	33,439
2,200	GMO Internet, Inc.	56,370
400	GMO Payment Gateway, Inc.	50,685
1,200	ID Holdings Corp.	9,932
4,290	Indra Sistemas SA*	45,485
1,200	Infocom Corp.	25,518
1,400	Information Services Internati	52,779
2,776	Iomart Group plc	8,041
1,100	Itochu Techno-Solutions Corp.	35,916
4,018	Kainos Group plc	100,247
400	Kanematsu Electronics, Ltd.	13,980
1,231	Knowit AB	49,660
19,489	Link Administration Holdings, Ltd.	61,719
896	Matrix It, Ltd.	23,896
300	Mitsubishi Research Institute	11,825
370	Nagarro SE*	64,895
7,286	NCC Group plc	25,145
600	NEC Networks & System Integrat	11,340
1,300	NET One Systems Co., Ltd.	42,820

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
3,000	Nihon Unisys, Ltd.	$77,847
2,556	Nomura Research Institute, Ltd.	94,213
800	NS Solutions Corp.	27,218
2,200	Nsd Co., Ltd.	40,204
5,500	NTT Data Corp.	106,574
4,539	Ordina NV	17,265
1,400	Otsuka Corp.	71,984
1,200	Poletowin Pitcrew Holdings, Inc.	10,871
663	Reply SpA	122,122
2,400	SCSK Corp.	50,758
65	Shopify, Inc., Class A*	88,126
800	Softbank Technology Corp.	21,632
4,096	Softcat plc	111,429
795	Sopra Steria Group	147,485
16,000	Sunevision Holdings, Ltd.	15,041
1,200	TDC Soft, Inc.	14,186
1,700	TechMatrix Corp.	30,622
1,232	Tieto OYJ	36,940
4,500	TIS, Inc.	123,012
2,243	Worldline SA*(a)	171,110

		4,314,798

Leisure Products (0.4%):
1,179	Accell Group*	52,242
1,700	Bandai Namco Holdings, Inc.	127,679
606	BRP, Inc.	56,102
891	Games Workshop Group plc	122,463
1,000	Globeride, Inc.	35,137
72,000	Goodbaby International Holdings, Ltd.*	10,743
178	Harvia OYJ	9,406
2,500	Heiwa Corp.	46,908
500	Mars Group Holdings Corp.	7,372
1,659	Maytronics, Ltd.	39,182
800	Mizuno Corp.	19,175
26,132	Photo-Me International plc*	21,698
1,200	Sankyo Co., Ltd.	29,911
3,600	Sega Sammy Holdings, Inc.	51,272
100	Shimano, Inc.	29,136
1,169	Technogym SpA(a)	13,105
1,995	Thule Group AB (The)(a)	99,782
4,700	Tomy Co., Ltd.	48,004
385	Trigano SA	72,300
700	Universal Entertainment Corp.*	15,826
500	Yamaha Corp.	31,438

		938,881

Life Sciences Tools & Services (0.4%):
278	Addlife AB, Class B	10,091
55	Bachem Holding AG, Class B	41,863
156	Chemometec A/S	23,825
2,446	Clinigen Group plc	20,859
600	Cmic Holdings Co., Ltd.	8,061
2,245	Eurofins Scientific SE	287,854
1,196	Gerresheimer AG	117,403
102	Lonza Group AG, Registered Shares	76,430
1,715	Qiagen NV*	88,631
225	Sartorius Stedim Biotech	125,575
1,600	Shin Nippon Biomedical Laborat	13,383
97	Siegfried Holding AG	85,824
153	Tecan Group AG	86,354

		986,153

Machinery (4.2%):
3,060	Aalberts NV	174,725
2,600	Aichi Corp.	17,795
2,100	Aida Engineering, Ltd.	19,796
781	Alfa Laval AB	29,113
1,607	Alimak Group AB(a)	24,067

Shares		Value
Common Stocks, continued
Machinery, continued
900	Alinco, Inc.	$8,245
907	Alstom SA	34,408
10,200	Amada Holdings Co., Ltd.	105,861
2,314	Andritz AG	126,446
2,000	Anest Iwata Corp.	16,695
2,700	Asahi Diamond Industrial Co., Ltd.	16,389
2,774	Atlas Copco AB	141,859
4,706	Atlas Copco AB, Class A	285,575
1,149	ATS Automation Tooling Systems, Inc.*	36,455
1,300	Bando Chemical Industries, Ltd.	10,780
2,296	Beijer Alma AB, Class B	52,122
183	Bobst Group SA*	15,864
4,886	Bodycote plc	56,889
243	Bucher Industries AG	115,486
66	Burckhardt Compression Holding AG	26,682
56	Bystronic AG	75,526
459	Cargotec OYJ	23,281
19,677	CNH Industrial NV	333,132
1,560	Concentric AB	29,476
1,110	Construcc y Aux de Ferrocarr SA	46,215
103	Daetwyler Holding AG	36,526
600	Daifuku Co., Ltd.	56,427
2,100	Daiwa Industries, Ltd.	23,486
1,585	Danieli & C Officine Meccaniche SpA	30,192
3,954	Deutz AG*	34,495
4,700	DMG Mori Co., Ltd.	88,416
694	Duerr AG	29,887
1,900	Ebara Corp.	94,013
4,630	Electrolux Professional AB, Class B*	32,978
4,358	Epiroc AB, Class A	89,863
2,774	Epiroc AB, Class B	49,031
1,500	Exco Technologies, Ltd.	11,738
200	FANUC Corp.	43,789
114	Feintool International Holding AG*	7,380
19,282	Fincantieri SpA*	15,853
1,579	Fluidra SA	62,382
2,000	Fuji Corp.	51,192
1,700	Furukawa Co., Ltd.	18,638
1,887	GEA Group AG	86,467
152	Georg Fischer AG	225,083
2,000	Glory, Ltd.	44,578
2,253	Haldex AB*	11,902
4,700	Hino Motors, Ltd.	44,094
1,200	Hisaka Works, Ltd.	9,495
1,700	Hitachi Construction Machinery Co., Ltd.	48,162
9,200	Hitachi Zosen Corp.	70,752
1,000	Hosokawa Micron Corp.	31,386
7,100	IHI Corp.	179,417
14,403	IMI plc	320,886
791	Interpump Group SpA	51,229
17	Interroll Holding AG, Registered Shares	71,964
1,300	Iseki & Co., Ltd.*	19,156
1,500	Japan Steel Works, Ltd. (The)	39,008
885	JOST Werke AG(a)	50,103
6,700	JTEKT Corp.	58,406
2,916	Jungheinrich AG	135,545
197	Kardex Holding AG	55,467
900	Kato Works Co., Ltd.	7,061
6,900	Kawasaki Heavy Industries, Ltd.	160,336
3,102	Kion Group AG	290,236
400	Kitagawa Iron Works Co., Ltd.	5,911
1,400	Kito Corp.	22,635
5,100	Kitz Corp.	36,010
572	Koenig & Bauer AG*	17,516

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
5,900	Komatsu, Ltd.	$141,888
115	Komax Holding AG*	30,293
2,900	Komori Corp.	22,698
2,606	Kone OYJ, Class B	182,713
1,994	Konecranes OYJ	79,871
362	Krones AG	35,421
3,400	Kubota Corp.	72,543
900	Kurita Water Industries, Ltd.	43,488
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,648
1,200	Maezawa Kyuso Industries Co., Ltd.	10,898
700	Makino Milling Machine Co., Ltd.	26,909
600	Makita Corp.	32,747
586	Manitou Bf SA	19,641
800	Max Co., Ltd.	13,946
1,800	Meidensha Corp.	39,856
800	Metawater Co., Ltd.	13,396
22,387	Metso Outotec Oyj	204,006
6,532	MINEBEA MITSUMI, Inc.	166,812
900	Misumi Group, Inc.	38,250
6,500	Mitsubishi Heavy Industries, Ltd.	175,514
1,000	Mitsubishi Logisnext Co., Ltd.	10,364
700	Mitsuboshi Belting Co., Ltd.	13,079
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	12,933
500	Miura Co., Ltd.	20,063
12,954	Morgan Advanced Materials plc	62,302
1,500	Morita Holdings Corp.	20,409
1,700	Nabtesco Corp.	64,406
800	Nachi-Fujikoshi Corp.	32,765
2,000	Namura Shipbuilding Co., Ltd.	4,181
3,340	Neles OYJ	45,661
1,456	NFI Group, Inc.	27,409
2,500	NGK Insulators, Ltd.	42,460
1,569	Nilfisk Holding A/S*	50,271
3,900	Nippon Thompson Co., Ltd.	19,426
800	Nitta Corp.	19,661
500	Nitto Kohki Co., Ltd.	9,182
1,900	Nitto Seiko Co., Ltd.	11,318
300	Noritake Co., Ltd.	13,463
995	Norma Group SE	42,172
7,700	NSK, Ltd.	52,265
14,800	NTN Corp.*	33,365
7,984	OC Oerlikon Corp. AG	87,481
1,700	Oiles Corp.	25,046
600	Okuma Corp.	29,143
400	Organo Corp.	24,583
2,800	OSG Corp.	48,152
692	Palfinger AG	29,985
174	Pfeiffer Vacuum Technology AG	37,152
118	Rational AG	111,252
70	Rieter Holding AG*	15,257
16,905	Rotork plc	79,022
1,800	Ryobi, Ltd.	20,375
4,054	Sandvik AB	92,556
284	Schindler Holding AG, Registered Shares	73,028
893,977	SembCorp Marine, Ltd.*	54,178
388	SFS Group AG	52,264
1,000	Shibaura Machine Co., Ltd.	24,626
1,200	Shima Seiki Manufacturing, Ltd.	24,228
1,900	Shinmaywa Industries, Ltd.	15,907
78,000	Singamas Container Holdings, Ltd.	8,884
2,200	Sintokogio, Ltd.	15,414
3,528	Skellerup Holdings, Ltd.	14,237
892	SKF AB	21,049
5,218	SKF AB, Class B	122,851
100	SMC Corp.	62,571

Shares		Value
Common Stocks, continued
Machinery, continued
2,300	Sodick Co., Ltd.	$18,803
995	Spirax-Sarco Engineering plc	199,934
891	Stabilus SA	62,476
1,600	Star Micronics Co., Ltd.	22,285
849	Sulzer AG, Registered Shares	80,409
3,700	Sumitomo Heavy Industries, Ltd.	95,865
3,900	Tadano, Ltd.	41,180
900	Takeuchi Manufacturing Co., Ltd.	20,822
1,300	Takuma Co., Ltd.	18,187
478	Technotrans SE	15,336
1,500	THK Co., Ltd.	33,076
3,900	Tocalo Co., Ltd.	47,369
1,400	Torishima Pump Manufacturing Co., Ltd.	11,571
3,641	Trelleborg AB	77,349
1,098	Troax Group AB	41,971
1,100	Tsubaki Nakashima Co., Ltd.	15,606
1,400	Tsubakimoto Chain Co.	43,560
1,200	Tsukishima Kikai Co., Ltd.	12,621
600	Tsurumi Manufacturing Co., Ltd.	9,432
5,533	Valmet Corp.	199,997
803	Vat Group AG(a)	316,404
1,074	VBG Group AB, Class B	21,033
6,862	Vesuvius plc	45,037
4,198	Volvo AB, Class A	95,207
27,553	Volvo AB, Class B	619,276
229	Vossloh AG	12,181
1,416	Wacker Neuson SE	41,137
7,232	Wartsila OYJ Abp, Class B	86,592
560	Washtec AG	35,263
4,095	Weir Group plc (The)*	92,494
3,000	Yamabiko Corp.	33,322
48,300	Yangzijiang Shipbuilding Holdings, Ltd.	48,607
7,188	Zardoya Otis SA	58,430

		10,326,739

Marine (0.6%):
22	A.P. Moeller - Maersk A/S, Class A	56,302
30	A.P. Moeller - Maersk A/S, Class B	81,163
1,600	Algoma Central Corp.	21,289
3,578	American Shipping Co. ASA	12,937
556	Clarkson plc	28,150
1,333	D/S Norden A/S	33,761
1,307	DFDS A/S*	69,272
585	Hapag-Lloyd AG(a)	127,929
3,300	Iino Kaiun Kaisha, Ltd.	15,354
5,897	Irish Continental Group*	29,438
2,300	Japan Transcity Corp.	12,844
600	Kawasaki Kisen Kaisha, Ltd.*	32,476
863	Kuehne & Nagel International AG, Registered Shares	293,292
1,600	Mitsui O.S.K. Lines, Ltd.	107,838
3,100	Nippon Yusen KK	233,208
600	NS United Kaiun Kaisha, Ltd.	22,005
1,000	Orient Overseas International, Ltd.	17,262
215,000	Pacific Basin Shipping, Ltd.	99,571
40,000	SITC International Holdings Co., Ltd.	142,611
1,962	Stolt-Nielsen, Ltd.	27,502

		1,464,204

Media (1.5%):
1,267	4imprint Group plc	51,168
3,715	Aimia, Inc.*	12,702
65	APG SGA SA*	15,036
14,475	Arnoldo Mondadori Editore SpA*	30,255
2,124	Ascential plc*	11,720

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
4,886	Atresmedia Corp. de Medios de Comuicacion SA*	$20,789
1,951	Bloomsbury Publishing plc	8,766
401	Cogeco Communications, Inc.	35,642
400	Cogeco, Inc.	28,490
5,394	Corus Entertainment, Inc.	24,193
6,400	Cyberagent, Inc.	123,966
3,302	Daily Mail & General Trust plc	47,583
1,800	Dentsu Group, Inc.	69,258
3,391	Euromoney Institutional Investor plc	46,243
8,672	Eutelsat Communications SA	119,191
1,700	F@n Communications, Inc.	6,896
2,800	Fuji Media Holdings, Inc.	29,672
2,700	Hakuhodo DY Holdings, Inc.	46,587
8,376	HT&E, Ltd.	9,934
8,773	Hyve Group plc*	13,091
5,113	Informa plc*	37,460
2,000	Intage Holdings, Inc.	29,308
1,711	Ipsos	77,641
119,144	ITV plc*	168,972
9,582	Ive Group, Ltd.	10,657
3,439	JCDecaux SA*	90,804
800	Kadokawa Corp.	44,331
2,312	Kin And Carta plc*	8,508
2,301	Lagardere SCA*	60,625
1,449	Liberty Global plc, Class A*	43,180
3,548	Liberty Global plc, Class C*	104,524
1,664	M6 Metropole Television SA	34,590
1,300	Macromill, Inc.	9,640
8,183	Mediaset Espana Comunicacion SA*	46,380
17,735	Mediaset NV	50,854
3,270	Modern Times Group MTG AB, Class B*	39,595
64,511	Nine Entertainment Co. Holdings, Ltd.	121,617
961	Nordic Entertainment Group AB, Class B*	51,640
12,519	NOS SGPS SA	50,146
1,307	NRJ Group	9,105
19,083	Ooh!media, Ltd.*	24,435
6,014	Otello Corp. ASA*	20,923
2,872	Pearson plc, ADR	27,772
5,688	Pearson plc	54,377
68,000	PICO Far East Holdings, Ltd.	10,531
1,050	ProSiebenSat.1 Media SE	19,319
1,300	Proto Corp.	17,895
6,455	Publicis Groupe SA	434,647
4,026	Quebecor, Inc., Class B	97,312
4,571	RAI Way SpA(a)	27,535
12,118	Reach plc	56,908
1,406	RTL Group	84,038
1,116	S4 Capital plc*	12,631
4,177	Sanoma OYJ	65,526
214	Schibsted ASA, Class A	10,174
239	Schibsted ASA, Class B	10,115
16,754	SES Global, Class A	149,818
60,999	Seven West Media, Ltd.*	17,901
7,456	Shaw Communications, Inc.	216,522
44,700	Singapore Press Holdings, Ltd.	64,484
7,455	Sky Network Television, Ltd.*	10,094
7,900	SKY Perfect JSAT Holdings, Inc.	30,388
4,175	Societe Television Francaise 1	40,878
15,013	Southern Cross Media Group, Ltd.	23,398
1,167	Stroeer SE & Co. KGaA	96,413
1,900	TBS Holdings, Inc.^	29,114
1,294	Telenet Group Holding NV	49,471
15,000	Television Broadcasts, Ltd.*	11,829

Shares		Value
Common Stocks, continued
Media, continued
1,400	TV Asahi Holdings Corp.	$21,964
500	TV Tokyo Holdings Corp.	9,988
232	TX Group AG*	38,292
1,000	ValueCommerce Co., Ltd.	42,711
500	Wowow, Inc.	10,926
10,008	WPP plc	134,459
700	Zenrin Co., Ltd.	6,749

		3,820,296

Metals & Mining (4.4%):
3,860	Acerinox SA	49,214
1,039	Agnico Eagle Mines, Ltd.	53,872
400	Aichi Steel Corp.	9,550
17,624	Alamos Gold, Inc., Class A	126,780
35,342	Alumina, Ltd.	53,275
723	Amg Advanced Metallurgical Group N.V.	23,353
4,799	Anglo American plc	165,516
3,926	Antofagasta plc	70,525
1,842	Aperam SA	101,509
4,677	ArcelorMittal	141,104
12,400	Argonaut Gold, Inc.*	26,927
2,200	Asahi Holdings, Inc.	39,583
85,942	Aurelia Metals, Ltd.	18,445
1,731	Aurubis AG	131,116
38,815	B2Gold Corp.	132,714
12,714	Barrick Gold Corp.	229,603
1,875	Bekaert NV	77,858
28,371	BHP Group, Ltd.	762,378
11,383	Billiton plc, ADR	577,004
9,683	BlueScope Steel, Ltd.	140,447
4,606	Boliden AB	148,232
10,300	Capstone Mining Corp.*	40,097
65,537	Centamin plc	84,447
8,200	Centerra Gold, Inc.	56,009
4,374	Central Asia Metals plc	12,841
16,254	China Gold International Resources Corp., Ltd.	46,847
1,300	Daido Steel Co., Ltd.	55,283
1,400	Daiki Aluminium Industry Co., Ltd.	20,703
5,323	Deterra Royalties, Ltd.	14,413
1,900	DOWA Mining Co.	74,972
7,500	Dundee Precious Metals, Inc.	45,128
4,662	Eldorado Gold Corp.*	36,077
10,499	Endeavour Mining plc	236,360
1,907	Equinox Gold Corp.*	12,589
539	Eramet*	40,419
2,899	Ero Copper Corp.*	51,415
30,536	Evolution Mining, Ltd.	77,366
16,814	EVRAZ plc	134,136
15,230	Ferrexpo plc	66,874
7,488	First Quantum Minerals, Ltd.	138,656
20,837	Fortescue Metals Group, Ltd.	219,692
200	Franco-Nevada Corp.	25,987
2,189	Fresnillo plc	23,020
8,215	Galiano Gold, Inc.*	5,903
70,849	Glencore plc	334,539
1,100	Godo Steel, Ltd.	14,759
6,486	Granges AB	78,074
2,043	Hill & Smith Holdings plc	49,760
2,300	Hitachi Metals, Ltd.	44,571
9,715	Hochschild Mining plc	17,295
8,995	Hudbay Minerals, Inc.	56,112
3,880	i-80 Gold Corp.*	9,528
15,631	IAMGOLD Corp.*	35,424
21,854	IGO, Ltd.	137,210
5,323	Iluka Resources, Ltd.	34,429

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
14,498	Imdex, Ltd.	$24,084
3,605	Ivanhoe Mines, Ltd., Class A*	23,058
7,300	JFE Holdings, Inc.	108,940
50,009	Jupiter Mines, Ltd.	7,952
57,034	Kinross Gold Corp.	305,797
6,043	Kirkland Lake Gold, Ltd.	251,760
10,600	Kobe Steel, Ltd.^	63,985
1,800	Kyoei Steel, Ltd.	22,291
800	Labrador Iron Ore Royalty Corp.	22,249
14,207	Lucara Diamond Corp.*	7,068
19,726	Lundin Mining Corp.	141,901
3,551	Lynas Rare Earths, Ltd.*	17,162
14,393	MACA, Ltd.	6,730
48,387	Macmahon Holdings, Ltd.	6,969
1,400	Maruichi Steel Tube, Ltd.	32,479
176,000	Midas Holdings, Ltd.*	4,667
4,298	Mineral Resources, Ltd.	137,037
3,300	Mitsubishi Materials Corp.	64,563
500	Mitsubishi Steel Manufacturing Co., Ltd.	5,375
3,300	Mitsui Mining & Smelting Co., Ltd.	92,287
26,154	Mount Gibson Iron, Ltd.	9,074
2,200	Neturen Co., Ltd.	12,668
27,410	New Gold, Inc.*	29,003
5,067	Newcrest Mining, Ltd.	83,053
6,200	Nippon Denko Co., Ltd.	17,782
3,700	Nippon Light Metal Holdings Co.	64,564
6,895	Nippon Steel Corp.	123,415
930	Nippon Yakin Kogyo Co., Ltd.^	22,031
200	Nittetsu Mining Co., Ltd.	11,611
12,148	Norsk Hydro ASA	90,687
27,858	Northern Star Resources, Ltd.	171,562
34,228	OceanaGold Corp.*	55,948
21,175	OM Holdings, Ltd.*	14,335
16,230	Orocobre, Ltd.*	99,902
500	Osaka Steel Co., Ltd.	4,925
3,231	Osisko Gold Royalties, Ltd.	36,305
10,428	Outokumpu OYJ*	63,599
10,556	OZ Minerals, Ltd.	168,042
900	Pacific Metals Co., Ltd.	14,966
1,217	Pan American Silver Corp.	28,340
33,353	Perenti Global, Ltd.	19,729
55,326	Perseus Mining, Ltd.*	55,934
78,541	Petropavlovsk plc*	21,672
5,733	Pretium Resources, Inc.*	55,456
23,878	Ramelius Resources, Ltd.	23,060
38,407	Regis Resources, Ltd.	55,861
47,236	Resolute Mining, Ltd.*	14,197
550	Rio Tinto plc	36,309
13,055	Rio Tinto plc, Registered Shares, ADR	872,335
4,167	Rio Tinto, Ltd.	296,045
6,000	Sabina Gold & Silver Corp.*	6,917
1,335	Salzgitter AG*	45,129
9,233	Sandfire Resources, Ltd.*	36,303
7,123	Sandfire Resources, Ltd.	28,007
4,142	Sandstorm Gold, Ltd.*	23,843
21,718	Schmolz + Bickenbach AG*	8,868
32,896	Silver Lake Resources, Ltd.*	31,923
7,523	Sims, Ltd.	71,877
52,227	South32, Ltd.	132,538
4,092	SSAB AB, Class A*	20,190
9,495	SSAB AB, Class B*	40,774
7,749	SSR Mining, Inc.	112,710
29,592	St. Barbara, Ltd.	28,660
2,000	Sumitomo Metal & Mining Co., Ltd.	72,185
19,859	Syrah Resources, Ltd.*	15,242

Shares		Value
Common Stocks, continued
Metals & Mining, continued
6,862	Teck Cominco, Ltd., Class B	$170,846
3,912	ThyssenKrupp AG*	41,683
1,900	Toho Titanium Co., Ltd.	20,257
700	Toho Zinc Co., Ltd.	16,362
300	Tokyo Rope Manufacturing Co. Ltd.*	2,630
4,200	Tokyo Steel Manufacturing Co., Ltd.	43,138
4,685	Torex Gold Resources, Inc.*	46,835
9,694	Trevali Mining Corp.*	1,340
3,324	Turquoise Hill Resources, Ltd.*	49,162
1,500	UACJ Corp.	39,281
3,908	Voestalpine AG	143,618
4,200	Wesdome Gold Mines, Ltd.*	33,662
16,249	Western Areas, Ltd.	35,106
12,851	Westgold Resources, Ltd.	15,125
31,047	Yamana Gold, Inc.	122,580
1,600	Yamato Kogyo Co., Ltd.	51,330
800	Yodogawa Steel Works, Ltd.	17,488

		10,854,313

Multiline Retail (0.6%):
23,222	B&M European Value Retail SA	184,336
247	Canadian Tire Corp., Class A	34,569
2,909	Dollarama, Inc.	126,201
8,199	Europris ASA(a)	54,116
500	Fuji Co., Ltd./Ehime	9,778
3,300	H2O Retailing Corp.	28,620
15,674	Harvey Norman Holdings, Ltd.	56,279
6,800	Isetan Mitsukoshi Holdings, Ltd.	51,366
1,800	Izumi Co., Ltd.	60,049
6,000	J. Front Retailing Co., Ltd.	58,183
24,500	Lifestyle International Holdings, Ltd.*	13,172
73,250	Marks & Spencer Group plc*	178,928
1,300	Marui Group Co., Ltd.	25,138
30,000	Metro Holdings, Ltd.	16,794
47,139	Myer Holdings, Ltd.*	19,322
1,643	Next plc	180,155
3,600	Pan Pacific International Holdings Corp.	74,621
4,800	Ryohin Keikaku Co., Ltd.	106,806
1,000	Seria Co., Ltd.	34,967
4,800	Takashimaya Co., Ltd.	53,613
2,702	Tokmanni Group Corp.	65,611
4,000	Wing On Company International, Ltd.	9,348

		1,441,972

Multi-Utilities (0.7%):
2,232	Acea SpA	47,668
5,356	AGL Energy, Ltd.	22,163
4,664	Algonquin Power & Utilities Corp.	68,391
805	Atco, Ltd.	25,827
1,466	Canadian Utilities, Ltd., Class A	39,509
253,408	Centrica plc*	193,332
17,674	E.ON SE	216,204
17,197	Engie Group	225,672
13,003	Hera SpA	53,106
11,786	Iren SpA	34,967
33,157	ITL AEM SpA	67,982
110,123	Keppel Infrastructure Trust	44,188
1,915	National Grid plc, ADR	114,191
11,914	Ren - Redes Energeticas Nacion	35,127
6,785	RWE AG	239,828
7,455	Suez	169,983
3,114	Telecom Plus plc	50,519
5,040	Veolia Environnement SA	154,217

		1,802,874

Oil, Gas & Consumable Fuels (4.4%):
9,181	Advantage Energy, Ltd.*	46,398
24,155	Africa Oil Corp.*	33,188

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,242	Aker BP ASA	$39,974
2,482	Ampol, Ltd.	49,797
7,200	Anglo Pacific Group plc	12,723
26,837	ARC Resources, Ltd.	251,544
18,809	Athabasca Oil Corp.*	13,664
2,064	Baytex Energy Corp.*	5,635
71,371	Beach Energy, Ltd.	76,525
17,741	Birchcliff Energy, Ltd.	98,203
10,317	BP plc	46,730
25,767	BP plc, ADR	704,212
173,000	Brightoil Petroleum Holdings, Ltd.*	6,252
610	BW Energy, Ltd.*	1,949
2,656	BW LPG, Ltd.(a)	14,383
22,053	Cairn Energy plc	55,078
3,146	Cameco Corp.	68,365
5,227	Cameco Corp.	113,583
13,900	Canacol Energy, Ltd.	37,099
13,622	Canadian Natural Resources, Ltd.	497,748
1,932	Canadian Natural Resources, Ltd.	70,650
3,012	Cardinal Energy, Ltd.*	9,942
2,956	Cenovus Energy, Inc.	29,737
14,431	Cenovus Energy, Inc.	145,518
13,100	China Aviation Oil Singapore Corp., Ltd.	9,113
40,015	Cooper Energy, Ltd.*	7,740
2,400	Cosmo Energy Holdings Co., Ltd.	54,580
8,781	Crescent Point Energy	40,480
7,561	Crescent Point Energy Corp.	34,868
8,223	Crew Energy, Inc.*	20,194
854	CropEnergies AG	11,885
252	Delek Group, Ltd.*	17,830
39,162	DNO ASA*	44,643
7,379	Enagas SA	163,974
4,987	Enbridge, Inc.	198,708
49,400	ENEOS Holdings, Inc.	201,750
7,800	Enerplus Corp.	62,454
22,033	ENI SpA	293,315
120,434	EnQuest plc*	37,918
9,294	Equinor ASA	236,933
1,004	Equital, Ltd.*	28,336
1,390	Etablissements Maurel et Prom SA*	3,692
9,112	Euronav NV	85,549
1,579	Exmar NV	7,736
1,267	FLEX LNG, Ltd.	22,617
3,700	Freehold Royalties, Ltd.	30,385
1,400	Frontera Energy Corp.*	8,380
3,784	Frontline, Ltd.	34,556
3,100	Fuji Oil Co., Ltd.	7,520
4,922	Galp Energia SGPS SA	55,734
891	Gaztransport et Technigaz SA	66,563
6,249	Genel Energy plc	12,003
6,850	Gibson Energy, Inc.	125,814
19,607	Gran Tierra Energy, Inc.*	14,399
14,984	Gulf Keystone Petroleum, Ltd.	40,553
3,051	Harbour Energy plc*	14,627
3,200	Idemitsu Kosan Co., Ltd.	84,490
3,270	Imperial Oil, Ltd.	103,362
18,800	INPEX Corp.	147,152
2,244	International Petroleum Corp.*	11,429
2,823	International Petroleum Corp. / Sweden*	14,359
3,600	Itochu Enex Co., Ltd.	32,438
1,000	Japan Petroleum Exploration Co., Ltd.	18,824
24,713	Karoon Energy, Ltd.*	27,449
7,300	Kelt Exploration, Ltd.*	26,228
3,546	Keyera Corp.	89,238

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,732	Koninklijke Vopak NV	$68,079
2,011	Lundin Energy AB	74,680
10,707	MEG Energy Corp.*	83,617
1,700	Mitsuuroko Holdings Co., Ltd.	22,353
1,502	Naphtha Israel Petroleum Corp.*	7,296
2,631	Neste Oyj	148,471
14,065	New Hope Corp., Ltd.	24,387
7,392	New Zealand Refining Co., Ltd. (The)*	4,534
64,000	NewOcean Energy Holdings, Ltd.*	2,699
21,200	Nippon Coke & Engineering Co., Ltd.	26,624
7,654	Nuvista Energy, Ltd.*	31,066
104,047	Oil Refineries, Ltd.*	23,434
31,187	Oil Search, Ltd.	98,701
1,896	OMV AG	113,915
24,174	Origin Energy, Ltd.	81,454
1,675	Ovintiv, Inc.	55,049
1,307	Paramount Resouces, Ltd., Class A	19,382
5,263	Parex Resources, Inc.	95,751
5,000	Parkland Corp.	140,516
300	Paz Oil Co., Ltd.*	32,544
1,584	Pembina Pipeline Corp.	50,197
6,783	Pembina Pipeline Corp.	215,048
6,660	Peyto Exploration & Development Corp.	51,854
12,892	Pharos Energy plc*	3,357
5,032	Prairiesky Royalty, Ltd.	53,682
20,055	Repsol SA	260,450
32,725	Royal Dutch Shell plc, Class B, ADR	1,448,736
1,600	Sala Corp.	9,250
3,100	San-Ai Oil Co., Ltd.	41,133
42,733	Santos, Ltd.	220,276
23,460	Saras SpA*	22,804
7,584	Senex Energy, Ltd.	20,238
8,575	Serica Energy plc	26,490
400	Sinanen Holdings Co., Ltd.	13,044
17,640	Snam SpA	97,767
15,527	Stobart Group, Ltd.*	2,964
9,472	Suncor Energy, Inc.	196,449
534	Suncor Energy, Inc.	11,073
16,600	Tamarack Valley Energy, Ltd.*	41,815
4,318	TC Energy Corp.	207,853
3,152	TC Energy Corp.	151,580
13,400	Tidewater Midstream and Infrastructure, Ltd.	14,496
1,559	Torm plc*	11,980
15,321	TotalEnergies SE	734,072
8,830	Tourmaline Oil Corp.	308,534
103,509	Tullow Oil plc*	70,625
542	Verbio Vereinigte Bioenergie AG	35,692
5,883	Vermilion Energy, Inc.*	58,161
25,105	Viva Energy Group, Ltd.(a)	42,960
17,452	Whitecap Resources, Inc.	96,603
31,393	Whitehaven Coal, Ltd.*	71,417
6,339	Woodside Petroleum, Ltd.	109,057
12,631	Z Energy, Ltd.	29,442

		10,862,366

Paper & Forest Products (0.7%):
2,718	Altri SGPS SA	16,758
3,929	Canfor Corp.*	86,311
600	Daiken Corp.	12,614
4,500	Daio Paper Corp.	84,414
8,317	Ence Energia y Celulosa S.A*	22,906
6,700	Hokuetsu Corp.	41,199
1,316	Holmen AB, Class B	57,721
4,627	Interfor Corp.	114,287

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
5,272	Metsa Board OYJ	$49,140
7,408	Mondi plc	181,043
11,089	Navigator Co. SA (The)	38,699
4,800	Nippon Paper Industries Co., Ltd.^	51,107
18,200	Oji Holdings Corp.	91,849
1,998	Stella-Jones, Inc.	67,289
10,166	Stora Enso OYJ, Registered Shares, Class R	168,776
5,532	Svenska Cellulosa AB SCA, Class B	85,517
600	Tokushu Tokai Paper Co., Ltd.	24,148
5,948	UPM-Kymmene OYJ	210,129
2,108	West Fraser Timber Co., Ltd.	177,575
24,618	Western Forest Products, Inc.	42,767

		1,624,249

Personal Products (0.6%):
287	Beiersdorf AG	31,025
16,000	Best World International, Ltd.*	2,980
304	Blackmores, Ltd.	20,637
800	Fancl Corp.	26,542
1,514	Jamieson Wellness, Inc.(a)	43,301
3,900	Kao Corp.	232,401
412	L’Oreal SA	170,019
400	Milbon Co., Ltd.	24,514
600	Noevir Holdings Co., Ltd.	28,630
2,645	Ontex Group NV*	28,029
800	Shiseido Co., Ltd.	53,924
1,324	Unilever plc	71,562
14,440	Unilever plc, ADR	782,937
1,300	Ya-Man, Ltd.	15,763

		1,532,264

Pharmaceuticals (4.0%):
172	Alk-Abello A/S*	72,288
15,687	Alliance Pharma plc	21,965
1,934	Almirall SA	30,655
4,700	Astellas Pharma, Inc.	77,507
15,563	AstraZeneca plc, ADR	934,714
491	Aurora Cannabis, Inc.*	3,400
2,100	Bausch Health Cos., Inc.*	58,569
1,145	Bausch Health Cos., Inc.*	31,888
10,652	Bayer AG, Registered Shares	580,904
900	Canopy Growth Corp.*	12,472
1,800	Chugai Pharmaceutical Co., Ltd.	65,947
900	Daiichi Sankyo Co., Ltd.	24,013
300	Daito Pharmaceutical Co., Ltd.	9,009
500	Eisai Co., Ltd.	37,658
11,122	Faes Farma SA	43,749
700	Fuji Pharma Co., Ltd.	7,340
500	Fuso Pharmaceutical Industries. Ltd.	11,301
1,668	Galenica AG(a)	117,295
3,801	GlaxoSmithKline plc	71,735
14,120	GlaxoSmithKline plc, ADR	539,525
1,384	H. Lundbeck A/S	37,590
3,600	Haw Par Corp., Ltd.	30,523
1,551	Hikma Pharmaceuticals plc	51,018
800	Hisamitsu Pharmaceutical Co., Inc.	30,350
26,202	Indivior plc*	75,327
701	Ipsen SA	66,914
1,000	Kaken Pharmaceutical Co., Ltd.	41,139
1,000	Kissei Pharmaceutical Co., Ltd.	21,538
98,378	Mayne Pharma Group, Ltd.*	19,961
515	Merck KGaA	111,977
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	25,721
12,667	Novartis AG, Registered Shares	1,039,371
15,241	Novo Nordisk A/S, Class B	1,466,208
1,900	Ono Pharmaceutical Co., Ltd.	43,340
1,037	Orion OYJ	41,173

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
4,471	Orion OYJ, Class B	$176,944
2,000	Otsuka Holdings Co., Ltd.	85,269
2,786	Recordati SpA	162,034
216	Roche Holding AG	88,699
5,417	Roche Holding AG	1,977,002
2,000	Rohto Pharmaceutical Co., Ltd.	61,430
4,419	Sanofi	425,338
2,500	Santen Pharmaceutical Co., Ltd.	35,283
800	Sawai Group Holdings Co., Ltd.	37,237
1,300	Seikagaku Corp.	12,338
500	Shionogi & Co., Ltd.	34,257
3,200	Sumitomo Dainippon Pharma Co., Ltd.	57,182
600	Taisho Pharmaceutical Holdings Co., Ltd.	35,086
9,100	Takeda Pharmacuetical Co., Ltd.	301,686
4,979	Teva Pharmaceutical Industries, Ltd., ADR*	48,495
3,519	Teva Pharmaceutical Industries, Ltd.*	34,575
2,849	Tilray, Inc.*	32,165
800	Torii Pharmaceutical Co., Ltd.	21,101
1,200	Towa Pharmaceutical Co., Ltd.	34,059
1,400	Tsumura & Co.	44,807
350	UCB SA	38,938
26,000	United Laboratories International Holdings, Ltd.	17,249
18,897	Vectura Group plc	41,704
209	Vetoquinol SA	31,297
1,434	Vifor Pharma AG	185,704
146	Virbac SA	62,463

		9,936,426

Professional Services (2.3%):
2,941	Adecco SA, Registered Shares	147,312
1,864	AFRY AB	56,860
1,278	Akka Technologies SA*	70,383
7,788	ALS, Ltd.	70,412
770	Altech Corp.	14,207
1,825	Applus Services SA	17,236
200	Baycurrent Consulting, Inc.	100,461
1,100	Benefit One, Inc.	51,944
3,753	BeNEXT Group Inc.	43,936
372	Bertrandt AG	21,661
7,058	Bureau Veritas SA	216,595
26,624	Capita plc*	18,135
180	Danel Adir Yeoshua, Ltd.	35,098
1,707	DKSH Holding, Ltd.	133,525
900	en Japan, Inc.	32,268
6,782	Experian plc	281,688
1,200	FULLCAST Holdings Co., Ltd.	24,425
900	Funai Soken Holdings, Inc.	24,481
175	Groupe Crit	13,645
22,373	Hays plc	48,675
2,376	Intertek Group plc	158,598
3,227	Intertrust NV*(a)	48,291
300	IR Japan Holdings, Ltd.^	32,744
1,000	Jac Recruitment Co., Ltd.	19,421
1,497	LifeWorks, Inc.	38,146
3,994	McMillan Shakespeare, Ltd.	41,989
1,100	Meitec Corp.	60,428
5,000	Nihon M&A Center, Inc.	147,357
1,400	Nomura Co., Ltd.	12,625
3,000	Outsourcing, Inc.	54,218
8,516	Pagegroup plc	70,893
1,400	Pasona Group, Inc.	39,749
4,100	Persol Holdings Co., Ltd.	102,748
3,572	Randstad NV	238,687

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
7,800	Recruit Holdings Co., Ltd.	$475,671
7,938	RELX plc	228,719
5,236	RELX plc, ADR	151,111
2,833	Ricardo plc	16,303
5,281	Robert Walters plc	51,884
4,254	RWS Holdings plc	35,846
1,561	Seek, Ltd.	34,743
91	SGS SA, Registered Shares	264,649
2,400	SMS Co., Ltd.	86,836
2,421	Stantec, Inc.	113,642
1,400	Stantec, Inc.	65,777
7,669	SThree plc	59,833
1,100	Tanseisha Co., Ltd.	8,642
2,900	Technopro Holdings, Inc.	86,161
1,032	Teleperformance	405,994
2,878	Thomson Reuters Corp.	317,961
1,065	Tinexta SpA	44,538
1,100	UT Group Co., Ltd.	32,616
5,588	Wolters Kluwer NV	590,590

		5,560,357

Real Estate Management & Development (2.4%):
697	Aedas Homes SA(a)	20,202
3,100	AEON Mall Co., Ltd.	47,795
1,001	Airport City, Ltd.*	17,985
2,300	Airport Facilities Co., Ltd.	12,457
372	Allreal Holding AG	73,453
1,972	Alony Hetz Properties & Invest	30,215
492	Alrov Properties And Lodgings, Ltd.*	23,409
700	Altus Group, Ltd.	34,160
2,393	Amot Investments, Ltd.	16,886
2,116	Annehem Fastigheter AB*	8,453
7,879	Aroundtown SA	54,426
28,100	Ascendas India Trust	29,658
46,000	Asia Standard International Group, Ltd.	5,008
3,626	Atrium European Real Estate, Ltd.	13,158
1,281	Atrium Ljungberg AB, Class B	26,796
233	Azrieli Group	20,962
210	Big Shopping Centers, Ltd.	31,142
3,700	Bukit Sembawang Estates, Ltd.	13,169
11,000	Capitaland Investment, Ltd. / Singapore*	27,551
1,420	Castellum AB	34,583
626	Catena AB	33,652
2,880	Cedar Woods Properties, Ltd.	12,646
18,000	Chinese Estates Holdings, Ltd.	6,728
52,000	Chuang’s Consortium International, Ltd.	5,752
7,300	City Developments, Ltd.	36,849
1,684	Citycon OYJ	13,466
14,175	CK Asset Holdings, Ltd.	81,469
3,803	CLS Holdings plc	11,245
312	Colliers International Group	39,846
12,641	Corem Property Group AB, Class B	33,438
741	Corestate Capital Holding SA*^	9,724
340,000	CSI Properties, Ltd.	9,801
1,200	Daito Trust Construction Co., Ltd.	140,123
11,500	Daiwa House Industry Co., Ltd.	384,112
887	Deutsche Euroshop AG	18,114
2,676	Deutsche Wohnen SE*	163,955
1,139	Dic Asset AG	20,124
2,651	Dios Fastigheter AB	25,711
1,450	DREAM Unlimited Corp.	32,082
34,000	Emperor International Holdings	4,410
2,062	Fabege AB	31,179

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
73,677	Far East Consortium International, Ltd.	$24,955
687	Fastighets AB Balder*	41,222
1,147	FirstService Corp.	207,011
11,092	Foxtons Group plc	7,435
16,000	Frasers Property, Ltd.	13,303
4,500	Gav-Yam Lands Corp., Ltd.	45,803
1,100	Goldcrest Co., Ltd.	16,661
17,039	Grainger plc	69,672
977	Grand City Properties SA	24,368
10,197	Great Eagle Holdings, Ltd.	27,833
17,100	GuocoLand, Ltd.	20,655
28,000	Hang Lung Group, Ltd.	65,283
29,984	Hang Lung Properties, Ltd.	68,161
1,200	Heiwa Real Estate Co., Ltd.	41,585
5,154	Helical plc	30,437
17,706	Henderson Land Development Co., Ltd.	67,215
37,840	HKR International, Ltd.	14,945
9,400	Ho Bee Land, Ltd.	19,520
18,500	Hong Fok Corp., Ltd.	10,626
9,900	Hongkong Land Holdings, Ltd.	47,381
2,049	Hufvudstaden AB	30,581
4,500	Hulic Co., Ltd.	50,175
11,000	Hysan Development Co., Ltd.	35,799
12,900	Ichigo, Inc.	42,647
242	Immobel SA	20,884
1,302	IMMOFINANZ AG*	31,050
1,253	Instone Real Estate Group AG(a)	35,753
29	Intershop Holdings AG	18,060
2,000	Invesque, Inc.*	4,160
164	Investis Holding SA	18,485
25,000	K Wah International Holdings Ltd.	10,074
2,000	Katitas Co., Ltd.	70,795
22,225	Kerry Properties, Ltd.	58,495
1,455	Kojamo Oyj	30,056
26,000	Kowloon Development Co., Ltd.	28,875
3,796	Kungsleden AB	49,862
17,100	Lai Sun Development Co., Ltd.*	10,015
112,800	Landing International Development, Ltd.*	3,473
44,500	Langham Hospitality Investment*	4,907
944	LEG Immobilien SE	133,541
7,615	Lend Lease Group	59,097
8,000	Liu Chong Hing Investment, Ltd.	7,884
4,644	LSL Property Services plc	27,260
578	Melisron, Ltd.*	46,174
59,000	Mingfa Group International Co., Ltd.*	3,231
3,100	Mirainovate Co., Ltd.*	6,849
4,800	Mitsubishi Estate Co., Ltd.	76,451
5,100	Mitsui Fudosan Co., Ltd.	121,498
9,306	Mivne Real Estate KD, Ltd.	32,607
255	Mobimo Holding AG, Registered Shares	84,776
100	Morguard Corp.	10,518
25,087	New World Development Co., Ltd.	101,799
1,967	Nexity SA	93,718
800	Nippon Commercial Development Co., Ltd.	12,502
1,700	Nisshin Group Holdings Co., Ltd.	7,658
3,200	Nomura Real Estate Holdings, Inc.	83,404
3,463	Nyfosa AB	48,782
1,700	Open House Co., Ltd.	99,541
17,900	Oue, Ltd.	17,696
53,896	Oxley Holdings, Ltd.	8,099

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
25,655	Pacific Century Premium Developments, Ltd.*	$1,975
1,195	Platzer Fastigheter Holding AB, Class B	17,873
779	PSP Swiss Property AG	93,730
700	Raysum Co., Ltd.	4,806
3,244	Real Matters, Inc.*	25,718
2,300	Relo Group, Inc.	47,719
556	Sagax AB, Class B	17,279
7,058	Samhallsbyggnadsbolaget i Norden AB	38,936
1,200	SAMTY Co., Ltd.	25,221
5,801	Savills plc	105,096
1,875	Selvaag Bolig ASA	11,681
2,600	Shinoken Group Co., Ltd.	27,106
795	Shurgard Self Storage SA	43,645
100,800	Sinarmas Land, Ltd.	19,798
52,358	Sino Land Co., Ltd.	70,447
5,945	Sirius Real Estate, Ltd.	10,472
5,000	Soundwill Holdings, Ltd.	4,998
2,700	Sumitomo Realty & Development Co., Ltd.	98,537
1,493	Summit Real Estate Holdings, Ltd.*	26,147
1,800	Sun Frontier Fudousan Co., Ltd.	17,764
5,921	Sun Hung Kai Properties, Ltd.	73,585
10,646	Swire Pacific, Ltd., Class A	63,103
17,500	Swire Pacific, Ltd., Class B	17,177
8,600	Swire Properties, Ltd.	21,519
2,643	Swiss Prime Site AG	257,432
1,304	TAG Immobilien AG	38,211
21,000	TAI Cheung Holdings, Ltd.	12,650
4,200	Takara Leben Co., Ltd.	12,130
2,900	Toc Co., Ltd.	17,115
6,400	Tokyo Tatemono Co., Ltd.	101,387
12,800	Tokyu Fudosan Holdings Corp.	78,836
2,400	Tosei Corp.	25,858
6,860	U & I Group plc*	8,240
213	UBM Development AG	10,571
7,900	UOL Group, Ltd.	39,721
1,345	Vonovia SE	80,842
1,918	Wallenstam AB	28,302
6	Warteck Invest AG	15,693
6,203	Watkin Jones plc	18,885
9,829	Wharf Real Estate Investment Co., Ltd.	50,781
2,034	Wihlborgs Fastigheter AB	40,520
20,700	Wing Tai Holdings, Ltd.	27,597
16,000	Wing Tai Properties, Ltd.	8,636
17	Zug Estates Holding AG	36,058

		5,950,993

Road & Rail (1.4%):
52,525	Aurizon Holdings, Ltd.	143,028
4,552	Canadian National Railway Co.	526,439
5,045	Canadian Pacific Railway, Ltd.	328,278
600	Central Japan Railway Co.	95,912
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	18,154
41,300	ComfortDelGro Corp., Ltd.	45,871
586	DSV PANALPINA A/S	139,929
1,300	East Japan Railway Co.	91,201
64,976	FirstGroup plc*	77,189
1,200	Fukuyama Transporting Co., Ltd.	52,393
3,244	Go-Ahead Group plc*	35,134
1,000	Hamakyorex Co., Ltd.	30,190
2,400	Hankyu Hanshin Holdings, Inc.	75,733

Shares		Value
Common Stocks, continued
Road & Rail, continued
1,100	Hitachi Transport System, Ltd.	$49,001
1,100	Ichinen Holdings Co., Ltd.	12,952
206	Jungfraubahn Holding AG, Registered Shares*	30,229
2,500	Keikyu Corp.^	31,271
700	Keio Corp.	37,481
1,200	Keisei Electric Railway Co., Ltd.	39,810
1,500	Kintetsu Group Holdings Co., Ltd.*	50,636
1,000	Kyushu Railway Co.	24,111
400	Maruzen Showa Unyu Co., Ltd.	12,846
7,711	MTR Corp., Ltd.	41,399
2,300	Nagoya Railroad Co., Ltd.*	42,446
1,600	Nankai Electric Railway Co., Ltd.	34,520
13,705	National Express Group plc*	44,145
2,200	Nikkon Holdings Co., Ltd.	45,529
1,800	Nippon Express Co., Ltd.	124,032
1,300	Nishi-Nippon Railroad Co., Ltd.	33,057
5,199	Nobina AB(a)	46,565
147	NTG Nordic Transport Group A/S*	11,365
2,000	Odakyu Electric Railway Co., Ltd.	46,337
13,546	Redde Northgate plc	72,762
500	Sakai Moving Service Co., Ltd.	21,756
2,300	Sankyu, Inc.	106,470
4,500	Seino Holdings Co., Ltd.	54,284
6,400	Senko Group Holdings Co., Ltd.	58,815
325	Sixt SE	29,064
368	Sixt SE*	56,564
1,000	Sotetsu Holdings, Inc.	19,904
31,768	Stagecoach Group plc*	35,556
278	Stef S.A.	31,335
3,752	Tfi International, Inc.	383,910
1,500	Tobu Railway Co., Ltd.	40,455
3,400	Tokyu Corp.	50,638
300	Tonami Holdings Co., Ltd.	13,446
3,913	Tourism Holdings, Ltd.*	6,978
600	Trancom Co., Ltd.	44,079
15,330	Transport International Holdings, Ltd.	26,705
1,100	West Japan Railway Co.	54,785

		3,524,689

Semiconductors & Semiconductor Equipment (2.1%):
1,800	Advantest Corp.	161,287
9,500	Aem Holdings, Ltd.	28,134
5,246	ams AG*	95,792
1,056	ASM International NV	412,250
7,219	ASM Pacific Technology, Ltd.	78,616
2,381	ASML Holding NV, NYS	1,774,107
3,160	BE Semiconductor Industries NV	249,438
33,000	BOE Varitronix, Ltd.	31,265
569	Camtek, Ltd./Israel*	23,841
100	Disco Corp.	27,996
1,700	Ferrotec Holdings Corp.	47,817
438	First Sensor AG	22,077
2,174	Infineon Technologies AG	89,360
2,200	Japan Material Co., Ltd.	25,628
600	Lasertec Corp.	136,307
879	Melexis NV	93,029
800	Mimasu Semiconductor Industry	17,553
500	Mitsui High-Tec, Inc.	34,196
473	Nordic Semiconductor ASA*	14,159
389	Nova Measuring Instruments, Ltd.*	38,923
1,100	Optorun Co., Ltd.	23,022
9,700	Renesas Electronics Corp.*	119,702
700	ROHM Co., Ltd.	65,953
1,200	Sanken Electric Co., Ltd.	67,353

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
300	Shindengen Electric Manufacturing Co., Ltd.*	$10,952
2,100	Shinko Electric Industries Co., Ltd.	69,878
992	Siltronic AG	155,948
162	Soitec*	35,157
6,646	STMicroelectronics NV	289,711
4,600	SUMCO Corp.	92,370
1,100	Tokyo Electron, Ltd.	484,948
800	Tokyo Seimitsu Co., Ltd.	32,962
1,000	Towa Corp.	22,854
2,902	Tower Semiconductor, Ltd.*	86,770
1,200	Tri Chemical Laboratories, Inc.	35,863
1,300	Ulvac, Inc.	74,367
1,200	Yamaichi Electronics Co., Ltd.	17,802

		5,087,387

Software (1.1%):
1,800	Access Co., Ltd.*	16,039
2,147	Altium, Ltd.	54,559
3,980	Avast plc(a)	30,429
1,040	AVEVA Group plc	50,220
4,889	BlackBerry, Ltd.*	47,601
4,900	Broadleaf Co., Ltd.	25,187
500	Computer Engineering & Consulting, Ltd.	5,834
101	Constellation Software, Inc.	165,490
1,400	Cresco, Ltd.	25,412
1,200	Cybozu, Inc.	26,148
903	Dassault Systemes SE	47,335
564	Descartes Systems Group, Inc.*	45,831
300	Digital Arts, Inc.	24,314
1,000	Enghouse Systems, Ltd.	43,880
800	Fuji Soft, Inc.	42,007
8,509	Hansen Technology, Ltd.	33,976
690	Hilan, Ltd.	38,850
5,100	Infomart Corp.	46,264
16,011	Infomedia, Ltd.	20,258
7,858	Integrated Research, Ltd.	9,340
3,230	IRESS, Ltd.	26,600
600	Justsystems Corp.^	33,862
200	Kinaxis, Inc.*	28,860
1,361	Lectra	53,496
172	Linedata Services	7,858
1,195	Magic Software Enterprises, Ltd.	23,713
8,235	Micro Focus International plc, ADR	44,798
500	Miroku Jyoho Service Co., Ltd.	7,582
1,788	Nemetschek SE	187,901
340	Netcompany Group A/S(a)	39,093
145	NICE Systems, Ltd.*	41,039
3,485	Open Text Corp.	169,859
200	Open Text Corp.	9,763
400	Oracle Corp.	35,199
900	Rakus Co., Ltd.	31,695
5,027	Sage Group plc	47,972
2,503	SAP SE	339,046
1,391	SimCorp A/S	163,866
1,484	Software AG	69,297
500	SRA Holdings	13,180
2,100	Systena Corp.	42,430
8,525	Technology One, Ltd.	69,492
1,295	Temenos AG	175,900
1,900	Trend Micro, Inc.	106,008
12,001	Vista Group International, Ltd.*	22,434
423	Xero, Ltd.*	42,146

		2,632,063

Shares		Value
Common Stocks, continued
Specialty Retail (1.6%):
400	ABC-Mart, Inc.	$22,649
16,866	Accent Group, Ltd.	27,279
10,400	Adairs, Ltd.	30,392
1,300	Adastria Co., Ltd.	23,898
900	Alpen Co., Ltd.	24,874
2,600	Aoki Holdings, Inc.	16,897
2,800	Aoyama Trading Co., Ltd.*	21,250
3,236	AP Eagers, Ltd.	34,623
2,500	Autobacs Seven Co., Ltd.	33,323
613	Autocanada, Inc.*	22,455
2,300	BIC Camera, Inc.	21,917
4,193	Bilia AB, Class A	75,638
3,245	Byggmax Group AB	27,720
2,609	Carasso Motors, Ltd.	13,950
16,294	Card Factory plc*	11,798
3,919	Ceconomy AG*	16,929
800	Chiyoda Co., Ltd.	6,091
18,000	Chow Sang Sang Holdings International, Ltd.	26,894
31,200	Chow Tai Fook Jewellery Group, Ltd.	59,401
1,435	Clas Ohlson AB, Class B	14,750
4,700	DCM Holdings Co., Ltd.	45,587
39,375	Dixons Carphone plc	70,671
2,720	Dufry AG, Registered Shares*	151,553
4,536	Dunelm Group plc	85,935
4,900	Edion Corp.^	46,274
115,950	Esprit Holdings, Ltd.*	10,256
400	Fast Retailing Co., Ltd.	294,850
1,157	Fielmann AG	77,325
878	Fnac Darty SA	57,673
9,000	Frasers Group plc*	82,543
2,300	Geo Holdings Corp.	25,973
130,000	Giordano International, Ltd.	25,045
1,946	Grandvision BV(a)	63,988
10,860	Halfords Group plc	44,490
8,861	Hennes & Mauritz AB, Class B*	179,724
300	Hikari Tsushin, Inc.	50,736
483	Hornbach Baumarkt AG	21,806
634	Hornbach Holding AG & Co. KGaA	82,227
2,800	Idom, Inc.	24,988
5,629	Industria de Diseno Textil SA	204,770
4,269	JB Hi-Fi, Ltd.	139,186
8,144	JD Sports Fashion plc	114,642
700	JINS Holdings, Inc.	50,970
1,500	Joshin Denki Co., Ltd.	33,940
26,469	Kathmandu Holdings, Ltd.	28,929
1,700	Keiyo Co., Ltd.	12,357
744	Kid ASA(a)	9,613
36,342	Kingfisher plc	164,396
900	Kohnan Shoji Co., Ltd.	29,459
1,600	Komeri Co., Ltd.	38,731
5,800	K’s Holding Corp.	60,116
1,766	Leon’s Furniture, Ltd.	32,659
15,750	L’occitane International SA	53,047
19,046	Lookers plc*	16,622
14,000	Luk Fook Holdings International, Ltd.	35,867
2,347	Matas A/S	44,217
1,681	Mekonomen AB*	29,760
2,955	Mobilezone Holding AG	40,749
234	Musti Group OYJ	8,350
3,966	Nick Scali, Ltd.	32,505
1,900	Nishimatsuya Chain Co., Ltd.	24,101
400	Nitori Co., Ltd.	78,703
1,800	Nojima Corp.	46,483
28,290	Oriental Watch Holdings	11,702
76,677	Pendragon plc*	18,929
19,618	Pets At Home Group plc	126,317

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
2,736	Premier Investments, Ltd.	$59,023
400	Shimamura Co., Ltd.	37,564
800	Sleep Country Canada Holdings, Inc.(a)	21,226
8,071	Super Retail Group, Ltd.	71,028
3,968	Superdry plc*	13,786
900	T-Gaia Corp.	16,003
2,400	USS Co., Ltd.	41,065
240	Valora Holding AG*	47,084
13,891	Vertu Motors plc*	9,372
8,200	VT Holdings Co., Ltd.	40,488
2,572	WHSmith plc*	58,939
8,059	Wickes Group plc	24,629
300	Workman Co., Ltd.	19,014
800	World Co., Ltd.*	10,721
700	Xebio Holdings Co., Ltd.	7,117
2,913	XXL ASA(a)	5,462
12,700	Yamada Holdings Co., Ltd.	53,461
800	Yellow Hat, Ltd.	13,983

		4,011,457

Technology Hardware, Storage & Peripherals (0.6%):
5,900	Brother Industries, Ltd.	129,834
4,400	Canon, Inc.	108,242
700	EIZO Corp.	26,777
1,800	Elecom Co., Ltd.	28,873
1,400	FUJIFILM Holdings Corp.	120,738
16,000	Konica Minolta, Inc.^	86,318
1,323	Logitech International SA, Class R	117,189
1,900	Maxell Holdings, Ltd.	22,744
4,000	Mcj Co., Ltd.	43,100
5,300	NEC Corp.	287,751
1,300	Noritsu Koki Co., Ltd.	29,577
1,935	Quadient	46,529
10,400	Ricoh Co., Ltd.	106,735
600	Roland Dg Corp.	16,689
2,197	S&T AG^	57,323
7,600	Seiko Epson Corp.^	153,353
1,200	Toshiba Tec Corp.	50,949
4,400	Wacom Co., Ltd.	28,109

		1,460,830

Textiles, Apparel & Luxury Goods (2.0%):
1,248	Adidas AG	393,202
3,137	Aritzia, Inc.*	99,877
1,383	Brunello Cucinelli SpA*	75,846
6,313	Burberry Group plc	153,688
364	Calida Holding AG	17,578
408	Canada Goose Holdings, Inc.*	14,553
951	Chargeurs SA	28,695
2,481	Cie Financiere Richemont SA	255,866
35,102	Coats Group plc	31,843
485	Delta-Galil Industries, Ltd.	24,158
449	Fox Wizel, Ltd.	56,411
1,142	Gildan Activewear, Inc.	41,694
900	Gildan Activewear, Inc.	32,890
400	Goldwin, Inc.	26,113
900	Gunze, Ltd.	35,176
189	Hermes International SA	261,178
2,296	Hugo Boss AG	138,421
473	Kering	336,366
1,500	Komatsu Matere Co., Ltd.	12,994
700	Kurabo Industries, Ltd.	12,891
1,986	LVMH Moet Hennessy Louis Vuitton SA	1,419,931
2,544	Moncler SpA	155,573
3,560	New Wave Group AB*	53,168

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
5,000	Onward Holdings Co., Ltd.	$16,168
12,688	Ovs SpA*(a)	33,708
44,000	Pacific Textiles Holdings, Ltd.	22,246
4,176	Pandora A/S	506,510
8,500	Prada SpA	46,361
466	Puma SE	52,073
22,800	Samsonite International SA*(a)	48,857
2,100	Sankyo Seiko Co., Ltd.	10,426
500	Sanyo Shokai, Ltd.*	4,762
1,000	Seiren Co., Ltd.^	18,796
17,500	Stella International Holdings, Ltd.	22,468
451	Swatch Group AG (The), Class B	118,243
1,054	Swatch Group AG (The), Registered Shares	54,289
2,999	Ted Baker plc*	5,731
60,000	Texwinca Holdings, Ltd.	12,315
404	Tod’s SpA*^	21,436
3,200	Tsi Holdings Co., Ltd.*	10,099
5,500	Unitika, Ltd.*	19,434
377	Van de Velde NV	13,452
2,000	Wacoal Holdings Corp.	42,416
40,014	Yue Yuen Industrial Holdings, Ltd.*	81,102

		4,839,004

Thrifts & Mortgage Finance (0.2%):
1,484	Aareal Bank AG	41,254
3,618	Deutsche Pfandbriefbank AG(a)	41,137
615	Equitable Group, Inc.	69,396
1,100	Firm Capital Mortgage Investment Corp.	12,760
16,190	Genworth Mortgage Insurance AU	25,586
2,112	Home Capital Group, Inc.*	61,889
4,785	MyState, Ltd.	16,994
9,478	OSB Group plc	63,721
10,978	Paragon Banking Group plc	79,871
3,600	Timbercreek Financial Corp.	27,404

		440,012

Tobacco (0.5%):
12,168	British American Tobacco plc	424,471
17,939	Imperial Brands plc, Class A	374,320
13,100	Japan Tobacco, Inc.	257,246
3,118	Scandinavian Tobacco Group A/S(a)	61,576
7,790	Swedish Match AB	68,345

		1,185,958

Trading Companies & Distributors (2.2%):
8,849	AddTech AB, Class B	156,697
1,000	Alconix Corp.	14,484
5,848	Ashtead Group plc	443,544
653	BayWa AG	27,521
4,032	Beijer Ref AB*	80,098
1,271	Bergman & Beving AB	21,376
9,600	BOC Aviation, Ltd.(a)	79,795
388	Bossard Holding AG	121,109
5,765	Brenntag AG	537,703
1,375	Bufab AB	48,975
4,067	Bunzl plc	134,332
70,000	China Strategic Holdings, Ltd.*	546
400	Daiichi Jitsugyo Co., Ltd.	17,813
1,506	Diploma plc	56,618
4,000	Doman Building Materials Group, Ltd.	20,057
2,293	Ferguson plc	317,815
7,400	Finning International, Inc.	182,604
7,815	Grafton Group plc	132,965
1,700	Hanwa Co., Ltd.	52,729
23,754	Howden Joinery Group plc	284,165
621	Imcd Group NV	117,887

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,800	Inaba Denki Sangyo Co., Ltd.	$43,992
1,800	Inabata & Co., Ltd.	27,893
3,146	Indutrade AB	87,419
9,000	Itochu Corp.	263,659
2,000	Iwatani Corp.	117,586
616	Jacquet Metals SA	15,524
500	Japan Pulp & Paper Co., Ltd.	17,500
700	Kamei Corp.	7,884
900	Kanaden Corp.	8,145
1,700	Kanamoto Co., Ltd.	39,900
3,100	Kanematsu Corp.	38,536
2,972	Kloeckner & Co. SE*	37,146
14,200	Marubeni Corp.	116,525
2,400	Mitani Corp.	42,143
6,700	Mitsubishi Corp.	209,622
8,600	Mitsui & Co., Ltd.	186,587
1,271	Momentum Group AB, Class B	28,859
3,600	MonotaRo Co., Ltd.	81,246
4,300	Nagase & Co., Ltd.	72,688
600	Nichiden Corp.	12,787
500	Nippon Steel Trading Corp.	22,619
1,200	Nishio Rent All Co., Ltd.	31,649
700	Onoken Co., Ltd.	10,450
1,494	Reece, Ltd.	20,361
9,256	Rexel SA	178,081
1,992	Richelieu Hardware, Ltd.	65,530
1,404	Russel Metals, Inc.	33,670
600	Senshu Electric Co., Ltd.	25,381
2,458	Seven Group Holdings, Ltd.	36,157
7,700	Sojitz Corp.	126,689
409	Solar A/S	40,347
17,864	Speedy Hire plc	15,254
6,600	Sumitomo Corp.	92,289
2,372	Toromont Industries, Ltd.	198,035
1,900	Toyota Tsushu Corp.	79,636
7,192	Travis Perkins plc	147,444
1,000	Trusco Nakayama Corp.	25,995
800	Wajax Corp.	14,498
2,700	Wakita & Co., Ltd.	26,231
2,700	Yamazen Corp.	25,983
800	Yuasa Trading Co., Ltd.	21,682

		5,542,455

Transportation Infrastructure (0.4%):
242	Aena SME SA*(a)	41,737
496	Aeroports de Paris*	62,949
3,595	Atlantia SpA*	67,954
9,083	Atlas Arteria, Ltd.	42,084
8,117	Auckland International Airport, Ltd.*	43,622
671	Flughafen Zuerich AG*	119,696
1,124	Fraport AG*	78,317
2,198	Getlink SE	34,408
1,618	Hamburger Hafen und Logistik AG	36,337
182,200	Hutchison Port Holdings Trust	43,547
1,940	James Fisher & Sons plc	22,332
400	Japan Airport Terminal Co., Ltd.*	19,730
3,500	Kamigumi Co., Ltd.	73,655
1,400	Mitsubishi Logistics Corp.	41,549
400	Nissin Corp.	5,922
5,399	Port of Tauranga, Ltd.	26,439
32,583	Qube Holdings, Ltd.	77,479
2,100	Sumitomo Warehouse Co., Ltd. (The)	34,419
11,723	Sydney Airport*	69,623
9,135	Transurban Group	92,601
1,015	Transurban Group*	10,289

Shares		Value
Common Stocks, continued
Transportation Infrastructure, continued
2,729	Westshore Terminals Investment Corp.	$52,688

		1,097,377

Water Utilities (0.1%):
4,740	Pennon Group plc	71,769
2,562	Severn Trent plc	89,577
45,000	Siic Environment Holdings, Ltd.	6,615
5,391	United Utilities Group plc	70,086

		238,047

Wireless Telecommunication Services (1.3%):
1,292	1&1 AG	40,999
3,670	Cellcom Israel, Ltd.*	12,807
5,583	Freenet AG	146,437
88,000	Hutchison Telecommunications Holdings, Ltd.	13,682
27,900	KDDI Corp.	922,150
5,186	Millicom International Cellular SA, SDR*	187,751
1,000	Okinawa Cellular Telephone Co.	48,636
1,324	Orange Belgium SA	29,707
5,106	Partner Communications Co.*	23,731
1,900	Rogers Communications, Inc., Class B	88,744
1,708	Rogers Communications, Inc., Class B	79,661
35,000	Smartone Telecommunications Ho	19,794
9,900	Softbank Corp.	134,433
17,300	SoftBank Group Corp.	999,856
21,800	StarHub, Ltd.	19,540
4,847	Tele2 AB	71,628
306,023	Vodafone Group plc	462,835

		3,302,391

Total Common Stocks (Cost $190,875,858)		242,715,466

Preferred Stocks (0.4%):
Automobiles (0.4%):
1,285	Bayerische Motoren Werke AG (BMW), 2.91%, 5/15/20	98,104
1,645	Porsche Automobil Holding SE, 2.57%, 5/20/20	163,909
2,660	Volkswagen AG, 2.51%, 5/8/20	595,801

		857,814

Household Products (0.0%†):
588	Henkel AG & Co. KGaA, 2.31%, 4/21/20	54,584

Total Preferred Stocks (Cost $755,178)		912,398

Contracts		Value
Warrants (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd., 4/6/23	—

Oil, Gas & Consumable Fuels (0.0%†):
766	Cenovus Energy, Inc., 1/1/26	4,524

Total Warrants (Cost $–)		4,524

Shares		Value
Rights (0.0%†):
Airlines (0.0%†):
2,199	Deutsche Lufthansa, Expires on 10/6/21*^	5,221

Entertainment (0.0%†):
2,023	Borussia Dortmund GmbH & Co., Expires on 10/5/21*	55

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Rights, continued
Independent Power and Renewable Electricity Producers (0.0%†):
49	OPC Energy, Ltd., Expires on 10/5/21*	$191

Metals & Mining (0.0%†):
7,123	Sandfire Resources, Expires on 10/14/21*(b)	—

Real Estate Management & Development (0.0%†):
1,173	CA Immobilien Anla, Expires on 12/31/49*(b)	—

Transportation Infrastructure (0.0%†):
1,015	Transurban Group, Expires on 10/11/21*	770

Total Rights (Cost $8,245)		6,237

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (1.2%):
2,890,689	BlackRock Liquidity FedFund, Institutional Class , 0.03%(c)(d)	2,890,689

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,890,689)		2,890,689

Shares		Value
Unaffiliated Investment Company (0.4%):

Money Markets (0.4%):
927,198	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	927,198

Total Unaffiliated Investment Company (Cost $927,198)		927,198

Total Investment Securities (Cost $195,457,168) - 100.5%		247,456,512
Net other assets (liabilities) - (0.5)%		(1,199,652)

Net Assets - 100.0%		$246,256,860

Percentages indicated are based on net assets as of September 30, 2021.

ADR	-	American Depository Receipt
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $2,694,832.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(d)	The rate represents the effective yield at September 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2021:

(Unaudited)

Country	Percentage
Australia	5.8%
Austria	0.5%
Belgium	1.1%
Bermuda	—%†
Cambodia	—%†
Canada	9.6%
Cayman Islands	—%†
China	0.2%
Colombia	—%†
Denmark	2.4%
Egypt	—%†
European Community	—%†
Faroe Islands	—%†
Finland	1.7%
France	7.2%
Germany	6.9%
Hong Kong	2.1%
India	—%†
Ireland	1.3%
Isle of Man	0.1%
Israel	0.9%
Italy	2.3%
Japan	23.4%
Jersey	—%†
Liechtenstein	—%†
Luxembourg	0.6%
Malta	—%†
Mexico	—%†
Netherlands	4.2%
New Zealand	0.5%
Norway	0.7%
Peru	—%†
Portugal	0.2%
Singapore	0.9%
Spain	2.1%
Sweden	3.2%
Switzerland	7.8%
United Arab Emirates	—%†
United Kingdom	12.6%
United States	1.7%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.5%):
1,210	AAR Corp.*	$39,240
2,968	Aerojet Rocketdyne Holdings, Inc.	129,256
358	AeroVironment, Inc.*	30,903
712	Astronics Corp.*	10,011
415	Astronics Corp., Class B*	5,893
908	Axon Enterprise, Inc.*	158,918
4,072	Boeing Co. (The)*	895,596
2,720	BWX Technologies, Inc.	146,499
685	CPI Aerostructures, Inc.*	1,884
1,225	Curtiss-Wright Corp.	154,571
625	Ducommun, Inc.*	31,469
2,103	General Dynamics Corp.	412,251
769	HEICO Corp.	101,408
1,107	HEICO Corp., Class A	131,102
2,189	Hexcel Corp.*	130,005
5,511	Howmet Aerospace, Inc.	171,943
1,188	Huntington Ingalls Industries, Inc.	229,355
2,947	Kratos Defense & Security Solutions, Inc.*	65,748
1,607	L3harris Technologies, Inc.	353,926
2,834	Lockheed Martin Corp.	978,013
1,378	Mercury Systems, Inc.*	65,345
913	Moog, Inc., Class A	69,598
343	National Presto Industries, Inc.	28,153
1,636	Northrop Grumman Corp.	589,205
953	Park Aerospace Corp., Class C	13,037
11,710	Raytheon Technologies Corp.	1,006,592
2,265	Spirit AeroSystems Holdings, Inc., Class A	100,090
637	Teledyne Technologies, Inc.*	273,642
3,702	Textron, Inc.	258,437
521	TransDigm Group, Inc.*	325,401
337	Vectrus, Inc.*	16,944

		6,924,435

Air Freight & Logistics (0.7%):
2,159	Air Transport Services Group, Inc.*	55,724
464	Atlas Air Worldwide Holdings, Inc.*	37,900
3,174	C.H. Robinson Worldwide, Inc.	276,138
1,026	Echo Global Logistics, Inc.*	48,950
2,787	Expeditors International of Washington, Inc.	332,015
2,443	FedEx Corp.	535,725
619	Forward Air Corp.	51,389
1,805	GXO Logistics, Inc.*	141,584
766	Hub Group, Inc., Class A*	52,663
3,266	Radiant Logistics, Inc.*	20,870
6,996	United Parcel Service, Inc., Class B	1,273,972
1,805	XPO Logistics, Inc.*	143,642

		2,970,572

Airlines (0.3%):
2,670	Alaska Air Group, Inc.*	156,462
229	Allegiant Travel Co.*	44,765
7,999	American Airlines Group, Inc.*	164,139
841	Copa Holdings SA, Class A*	68,441
3,063	Delta Air Lines, Inc.*	130,514
1,057	Hawaiian Holdings, Inc.*	22,895
9,359	JetBlue Airways Corp.*	143,099
1,602	SkyWest, Inc.*	79,043
6,753	Southwest Airlines Co.*	347,307
2,445	Spirit Airlines, Inc.*	63,423
4,270	United Airlines Holdings, Inc.*	203,124

		1,423,212

Auto Components (0.5%):
2,780	Adient plc*	115,231
4,269	American Axle & Manufacturing Holdings, Inc.*	37,610

Shares		Value
Common Stocks, continued
Auto Components, continued
2,137	Aptiv plc*	$318,349
2,666	Autoliv, Inc.	228,530
6,004	BorgWarner, Inc.	259,433
1,256	Cooper-Standard Holding, Inc.*	27,519
3,513	Dana, Inc.	78,129
687	Dorman Products, Inc.*	65,038
798	Fox Factory Holding Corp.*	115,343
5,375	Gentex Corp.	177,267
799	Gentherm, Inc.*	64,663
8,665	Goodyear Tire & Rubber Co. (The)*	153,371
1,365	Horizon Global Corp.*	9,596
578	LCI Industries	77,816
1,505	Lear Corp.	235,502
3,637	Modine Manufacturing Co.*	41,207
1,190	Motorcar Parts of America, Inc.*	23,205
616	Standard Motor Products, Inc.	26,925
587	Stoneridge, Inc.*	11,969
275	Strattec Security Corp.*	10,698
1,349	Tenneco, Inc.*	19,250
3,249	Veoneer, Inc.*^	110,661
517	Visteon Corp.*	48,800
1,621	VOXX International Corp.*	18,560

		2,274,672

Automobiles (0.9%):
31,318	Ford Motor Co.*	443,463
21,491	General Motors Co.*	1,132,790
4,049	Harley-Davidson, Inc.	148,234
3,150	Tesla, Inc.*	2,442,762
375	Thor Industries, Inc.	46,035
729	Winnebago Industries, Inc.	52,816

		4,266,100

Banks (5.8%):
859	1st Source Corp.	40,579
504	ACNB Corp.	14,112
954	Allegiance Bancshares, Inc.	36,395
749	Altabancorp	33,076
661	American National Bankshares, Inc.	21,839
1,776	Ameris Bancorp	92,139
704	Ames National Corp.	16,375
1,015	Arrow Financial Corp.	34,875
3,325	Associated Banc-Corp.	71,222
1,160	Atlantic Capital Bancshares, Inc.*	30,728
2,280	Atlantic Union Bankshares Corp.	84,018
1,454	Banc of California, Inc.	26,884
646	BancFirst Corp.	38,838
2,831	Bancorp, Inc. (The)*	72,049
2,523	BancorpSouth Bank	75,135
56,388	Bank of America Corp.	2,393,671
899	Bank of Commerce Holdings	13,638
1,028	Bank of Hawaii Corp.	84,471
724	Bank of Marin Bancorp	27,331
1,592	Bank of Nt Butterfield & Son, Ltd. (The)	56,532
4,137	Bank OZK	177,808
2,950	BankUnited, Inc.	123,369
1,129	Banner Corp.	62,332
433	Bar Harbor Bankshares	12,146
842	BCB Bancorp, Inc.	12,428
2,598	Berkshire Hills Bancorp, Inc.	70,094
1,565	BOK Financial Corp.	140,146
2,707	Brookline Bancorp, Inc.	41,309
578	Bryn Mawr Bank Corp.	26,559
977	Byline BanCorp, Inc.	23,995
74	C&F Financial Corp.	3,930
3,138	Cadence Bancorp	68,910
843	Camden National Corp.	40,380

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
489	Capital City Bank Group, Inc.	$12,098
2,132	Cathay General Bancorp	88,243
1,225	CBTX, Inc.	32,315
1,402	Central Pacific Financial Corp.	36,003
933	Central Valley Community Bancorp	20,059
273	Century Bancorp, Inc.	31,461
377	Chemung Financial Corp.	17,078
2,299	CIT Group, Inc.	119,433
16,872	Citigroup, Inc.	1,184,077
943	Citizens & Northern Corp.	23,820
5,111	Citizens Financial Group, Inc.	240,115
552	Citizens Holding Co.	10,317
365	City Holding Co.	28,437
938	Civista Bancshares, Inc.	21,790
735	CNB Financial Corp.	17,890
85	Codorus Valley Bancorp, Inc.	1,916
56	Colony Bankcorp, Inc.	1,049
1,908	Columbia Banking System, Inc.	72,485
3,274	Comerica, Inc.	263,557
3,398	Commerce Bancshares, Inc.	236,773
1,393	Community Bank System, Inc.	95,309
517	Community Trust Bancorp, Inc.	21,766
1,154	ConnectOne Bancorp, Inc.	34,632
1,607	Cullen/Frost Bankers, Inc.	190,622
1,643	Customers Bancorp, Inc.	70,682
4,350	CVB Financial Corp.	88,610
1,876	Dime Community Bancshares, Inc.	61,270
1,065	Eagle Bancorp, Inc.	61,238
3,750	East West Bancorp, Inc.	290,775
820	Enterprise Financial Services Corp.	37,130
682	Equity Bancshares, Inc.	22,765
312	Evans Bancorp, Inc.	11,950
8,341	F.N.B. Corp.	96,922
1,329	Farmers National Banc Corp.	20,879
1,408	FB Financial Corp.	60,375
9,786	Fifth Third Bancorp	415,318
1,053	Financial Institutions, Inc.	32,274
6,611	First Bancorp	86,935
814	First Bancorp, Inc.	23,720
752	First Bancorp/Southern Pines NC	32,344
611	First Bancshares, Inc. (The)	23,695
1,378	First Busey Corp.	33,940
664	First Business Financial Services, Inc.	19,063
221	First Citizens BancShares, Inc., Class A	186,341
2,520	First Commonwealth Financial Corp.	34,348
512	First Community Bankshares	16,241
3,105	First Financial Bancorp	72,688
3,832	First Financial Bankshares, Inc.	176,080
536	First Financial Corp.	22,539
733	First Financial Northwest, Inc.	11,999
1,155	First Foundation, Inc.	30,377
1,512	First Hawaiian, Inc.	44,377
14,883	First Horizon Corp.	242,444
1,244	First Interstate BancSystem, Class A	50,083
1,606	First Merchants Corp.	67,195
660	First Mid Bancshares, Inc.	27,100
4,022	First Midwest Bancorp, Inc.	76,458
1,573	First of Long Island Corp. (The)	32,404
2,115	First Republic Bank	407,941
2,253	Flushing Financial Corp.	50,918
5,044	Fulton Financial Corp.	77,072
769	German American Bancorp, Inc.	29,706
3,017	Glacier Bancorp, Inc.	166,991
397	Great Southern Bancorp, Inc.	21,760
2,353	Great Western Bancorp, Inc.	77,037

Shares		Value
Common Stocks, continued
Banks, continued
2,782	Hancock Whitney Corp.	$131,088
2,408	Hanmi Financial Corp.	48,304
1,642	HarborOne BanCorp, Inc.	23,054
43	Hawthorn Bancshares, Inc.	996
1,853	Heartland Financial USA, Inc.	89,092
1,197	Heritage Financial Corp.	30,524
2,010	Hertiage Commerce Corp.	23,376
2,750	Hilltop Holdings, Inc.	89,842
4,922	Home Bancshares, Inc.	115,815
484	Hometrust Bancshares, Inc.	13,542
4,470	Hope BanCorp, Inc.	64,547
1,071	Horizon Bancorp	19,460
17,788	Huntington Bancshares, Inc.	275,002
929	Independent Bank Corp.	70,743
855	Independent Bank Corp.	18,365
1,169	Independent Bank Group, Inc.	83,046
1,836	International Bancshares Corp.	76,451
7,175	Investors Bancorp, Inc.	108,414
31,524	JPMorgan Chase & Co.	5,160,164
13,247	KeyCorp	286,400
1,465	Lakeland Bancorp, Inc.	25,828
582	Lakeland Financial Corp.	41,462
526	Landmark Bancorp, Inc.	14,565
712	LCNB Corp.	12,560
1,274	Live Oak Bancshares, Inc.	81,065
1,721	M&T Bank Corp.	257,014
2,571	Macatawa Bank Corp.	20,645
472	Mercantile Bank Corp.	15,118
241	Midland States BanCorp, Inc.	5,960
638	MidWestone Financial Group, Inc.	19,242
702	National Bank Holdings Corp.	28,417
514	National Bankshares, Inc.	18,663
1,264	NBT Bancorp, Inc.	45,656
373	Nicolet Bankshares, Inc.*	27,669
510	Northrim Bancorp, Inc.	21,680
511	Norwood Financial Corp.	13,138
2,292	OFG Bancorp	57,804
440	Ohio Valley Banc Corp.	12,003
4,797	Old National Bancorp	81,309
2,225	Old Second Bancorp, Inc.	29,059
550	Origin Bancorp, Inc.	23,292
638	Orrstown Financial Services, Inc.	14,929
1,205	Pacific Mercantile Bancorp*	11,098
2,518	Pacific Premier Bancorp, Inc.	104,346
2,447	PacWest Bancorp	110,898
467	Park National Corp.	56,951
1,165	Peapack-Gladstone Financial Corp.	38,864
546	Penns Woods Bancorp, Inc.	12,973
608	Peoples Bancorp of NC	17,261
1,117	Peoples Bancorp, Inc.	35,308
11,228	People’s United Financial, Inc.	196,153
1,752	Pinnacle Financial Partners, Inc.	164,828
3,240	PNC Financial Services Group, Inc. (The)	633,874
2,484	Popular, Inc.	192,932
432	Preferred Bank Los Angeles	28,806
707	Primis Financial Corp.	10,223
2,191	Prosperity Bancshares, Inc.	155,846
606	QCR Holdings, Inc.	31,173
487	Rbb BanCorp	12,277
13,669	Regions Financial Corp.	291,286
1,373	Renasant Corp.	49,497
917	Republic Bancorp, Inc., Class A	46,446
869	S & T Bancorp, Inc.	25,609
148	Salisbury Bancorp, Inc.	7,770
1,366	Sandy Spring Bancorp, Inc.	62,590
1,366	Seacoast Banking Corp of Florida	46,184

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,252	Select Bancorp, Inc.*	$21,597
1,110	ServisFirst Bancshares, Inc.	86,358
1,113	Shore Bancshares, Inc.	19,733
1,028	Sierra Bancorp	24,960
784	Signature Bank	213,468
3,102	Simmons First National Corp., Class A	91,695
950	Southside Bancshares, Inc.	36,375
1,915	SouthState Corp.	142,993
5,238	Sterling Bancorp	130,740
527	Stock Yards Bancorp, Inc.	30,909
557	Summit Financial Group, Inc.	13,652
702	SVB Financial Group*	454,110
4,223	Synovus Financial Corp.	185,347
1,633	Texas Capital Bancshares, Inc.*	98,013
490	Tompkins Financial Corp.	39,646
2,209	TowneBank	68,722
820	TriCo Bancshares	35,588
959	Tristate Capital Holdings, Inc.*	20,283
1,201	Triumph BanCorp, Inc.*	120,256
10,092	Truist Financial Corp.	591,896
1,695	Trustmark Corp.	54,613
15,226	U.S. Bancorp	905,033
1,375	UMB Financial Corp.	132,976
6,312	Umpqua Holdings Corp.	127,818
3,681	United Bankshares, Inc.	133,915
1,942	United Community Banks, Inc.	63,736
1,190	United Security Bancshares	9,520
42	Unity Bancorp, Inc.	983
850	Univest Financial Corp.	23,282
13,568	Valley National Bancorp	180,590
501	Washington Trust Bancorp	26,543
2,517	Webster Financial Corp.	137,076
31,582	Wells Fargo & Co.	1,465,721
1,645	WesBanco, Inc.	56,062
1,062	West Bancorp	31,892
685	Westamerica Bancorp	38,538
2,826	Western Alliance Bancorp	307,525
1,524	Wintrust Financial Corp.	122,484
3,716	Zions Bancorp	229,983

		26,693,669

Beverages (1.3%):
145	Boston Beer Co., Inc. (The), Class A*	73,914
1,105	Brown-Forman Corp., Class A	69,250
4,134	Brown-Forman Corp., Class B	277,019
34,558	Coca-Cola Co. (The)	1,813,258
179	Coca-Cola Consolidated, Inc.	70,558
1,356	Constellation Brands, Inc., Class C	285,696
4,758	Keurig Dr Pepper, Inc.	162,533
615	MGP Ingredients, Inc.	40,037
3,243	Molson Coors Brewing Co., Class B	150,410
3,360	Monster Beverage Corp.*	298,469
2,264	National Beverage Corp.	118,838
16,439	PepsiCo, Inc.	2,472,590

		5,832,572

Biotechnology (2.2%):
18,635	AbbVie, Inc.	2,010,157
2,144	ACADIA Pharmaceuticals, Inc.*	35,612
737	Acceleron Pharma, Inc.*	126,838
3,964	Adverum Biotechnologies, Inc.*	8,602
436	Agios Pharmaceuticals, Inc.*	20,121
7,184	Akebia Therapeutics, Inc.*	20,690
1,012	Alkermes plc*	31,210
471	Alnylam Pharmaceuticals, Inc.*	88,929
6,769	Amgen, Inc.	1,439,428
955	AnaptysBio, Inc.*	25,900

Shares		Value
Common Stocks, continued
Biotechnology, continued
984	Arena Pharmaceuticals, Inc.*	$58,597
343	Arrowhead Pharmaceuticals, Inc.*	21,413
1,907	Atara Biotherapeutics, Inc.*	34,135
1,327	Biogen, Inc.*	375,528
535	Biohaven Pharmaceutical Holding Co., Ltd.*	74,317
2,087	BioMarin Pharmaceutical, Inc.*	161,304
1,469	Bluebird Bio, Inc.*	28,073
1,208	Blueprint Medicines Corp.*	124,194
600	Bridgebio Pharma, Inc.*	28,122
718	Concert Pharmaceuticals, Inc.*	2,348
355	CRISPR Therapeutics AG*	39,735
1,534	Denali Therapeutics, Inc.*	77,390
233	Eagle Pharmaceuticals, Inc.*	12,997
1,656	Emergent BioSolutions, Inc.*	82,916
585	Enanta Pharmaceuticals, Inc.*	33,234
1,700	Exact Sciences Corp.*	162,265
8,266	Exelixis, Inc.*	174,743
567	Fate Therapeutics, Inc.*	33,606
522	Fibrogen, Inc.*	5,335
1,432	G1 Therapeutics, Inc.*^	19,217
9,558	Gilead Sciences, Inc.	667,626
852	Global Blood Therapeutics, Inc.*	21,709
779	Glycomimetics Industries*	1,706
1,435	Halozyme Therapeutics, Inc.*	58,376
1,961	Incyte Corp.*	134,878
1,650	Intellia Therapeutics, Inc.*	221,347
1,964	Ionis Pharmaceuticals, Inc.*	65,873
2,568	Ironwood Pharmaceuticals, Inc.*	33,538
275	Karuna Therapeutics, Inc.*	33,641
1,263	Kura Oncology, Inc.*	23,656
340	Ligand Pharmaceuticals, Inc.*	47,369
1,449	Macrogenics, Inc.*	30,342
194	Madrigal Pharmaceuticals, Inc.*	15,479
402	Mirati Therapeutics, Inc.*	71,118
3,101	Moderna, Inc.*	1,193,451
2,351	Myriad Genetics, Inc.*	75,914
340	Natera, Inc.*	37,890
715	Neurocrine Biosciences, Inc.*	68,576
464	Novavax, Inc.*	96,192
10,235	OPKO Health, Inc.*	37,358
9,565	PDL BioPharma, Inc.	8,860
1,720	Prothena Corp. plc*	122,516
687	Regeneron Pharmaceuticals, Inc.*	415,759
895	REGENXBIO, Inc.*	37,518
440	Repligen Corp.*	127,156
1,053	Rhythm Pharmaceuticals, Inc.*	13,752
1,042	Rocket Pharmaceuticals, Inc.*	31,145
1,793	Sage Therapeutics, Inc.*	79,448
2,916	Sangamo Therapeutics, Inc.*	26,273
660	Sarepta Therapeutics, Inc.*	61,037
1,210	Seagen, Inc.*	205,458
2,126	Spectrum Pharmaceuticals, Inc.*	4,635
874	Travere Therapeutics, Inc.*	21,194
1,104	Ultragenyx Pharmaceutical, Inc.*	99,570
1,080	United Therapeutics Corp.*	199,346
1,179	Vanda Pharmaceuticals, Inc.*	20,208
1,880	Vertex Pharmaceuticals, Inc.*	341,013
1,246	Xencor, Inc.*	40,694

		10,148,577

Building Products (0.9%):
3,264	A.O. Smith Corp.	199,332
1,062	AAON, Inc.	69,391
2,186	Advanced Drainage Systems, Inc.	236,460
1,795	Allegion plc	237,263
515	American Woodmark Corp.*	33,666

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
1,085	Apogee Enterprises, Inc.	$40,970
1,778	Armstrong Flooring, Inc.*	5,565
1,537	Armstrong World Industries, Inc.	146,737
4,473	Builders FirstSource, Inc.*	231,433
8,047	Carrier Global Corp.	416,513
3,362	Cornerstone Building Brands, Inc.*	49,119
547	Csw Industrials, Inc.	69,852
2,860	Fortune Brands Home & Security, Inc.	255,741
715	Gibraltar Industries, Inc.*	49,800
1,993	Griffon Corp.	49,028
1,209	Insteel Industries, Inc.	46,002
2,135	Jeld-Wen Holding, Inc.*	53,439
4,260	Johnson Controls International plc	290,021
617	Lennox International, Inc.	181,503
2,484	Masco Corp.	137,986
681	Masonite International Corp.*	72,275
2,535	Owens Corning	216,742
856	Patrick Industries, Inc.	71,305
1,379	PGT Innovations, Inc.*	26,339
1,160	Quanex Building Products Corp.	24,836
3,728	Resideo Technologies, Inc.*	92,417
1,453	Simpson Manufacturing Co., Inc.	155,427
2,017	Trane Technologies plc	348,235
1,950	Trex Co., Inc.*	198,763
1,914	UFP Industries, Inc.	130,114

		4,136,274

Capital Markets (3.2%):
1,203	Affiliated Managers Group, Inc.	181,761
1,393	Ameriprise Financial, Inc.	367,919
1,834	Ares Management Corp., Class A	135,404
630	Artisan Partners Asset Management, Inc., Class A	30,820
175	B Riley Financial, Inc.	10,332
7,394	Bank of New York Mellon Corp. (The)	383,305
9,837	BGC Partners, Inc., Class A	51,251
1,149	BlackRock, Inc., Class A	963,620
4,934	Blackstone Group, Inc. (The), Class A	574,022
2,377	Blucora, Inc.*	37,057
1,851	Brightsphere Investment Group, Inc.	48,367
2,288	Cboe Global Markets, Inc.	283,392
8,193	Charles Schwab Corp. (The)	596,778
1,955	CME Group, Inc.	378,058
1,396	Cohen & Steers, Inc.	116,943
190	Diamond Hill Investment Group	33,375
2,319	Donnelley Financial Solutions, Inc.*	80,284
566	FactSet Research Systems, Inc.	223,445
3,404	Federated Hermes, Inc., Class B	110,630
7,033	Franklin Resources, Inc.	209,021
388	GAMCO Investors, Inc., Class A	10,235
3,046	Goldman Sachs Group, Inc. (The)	1,151,479
255	Greenhill & Co., Inc.	3,728
569	Hamilton Lane, Inc.	48,263
211	Hennessy Advisors, Inc.	2,030
1,166	Houlihan Lokey, Inc.	107,389
693	Interactive Brokers Group, Inc., Class A	43,202
4,514	Intercontinental Exchange, Inc.	518,298
9,972	Invesco, Ltd.	240,425
4,134	Janus Henderson Group plc	170,858
5,417	KKR & Co., Inc., Class A	329,787
3,497	Lazard, Ltd., Class A	160,163
2,388	LPL Financial Holdings, Inc.	374,343
510	MarketAxess Holdings, Inc.	214,552
1,075	Moelis & Co., Class A	66,510

Shares		Value
Common Stocks, continued
Capital Markets, continued
1,599	Moody’s Corp.	$567,821
15,398	Morgan Stanley	1,498,379
956	Morningstar, Inc.	247,633
662	MSCI, Inc., Class A	402,721
2,070	Nasdaq, Inc.	399,551
3,018	Northern Trust Corp.	325,371
365	Oppenheimer Holdings, Class A	16,531
613	Piper Jaffray Cos., Inc.	84,876
394	PJT Partners, Inc.	31,169
1,113	Pzena Investment Management, Inc.	10,952
2,866	Raymond James Financial, Inc.	264,474
2,272	S&P Global, Inc.	965,350
3,335	SEI Investments Co.	197,766
660	Silvercrest Asset Management Group, Inc., Class A	10,283
4,353	State Street Corp.	368,786
2,748	Stifel Financial Corp.	186,754
597	StoneX Group, Inc.*	39,342
2,208	T. Rowe Price Group, Inc.	434,314
800	Tradeweb Markets, Inc., Class A	64,624
1,429	Virtu Financial, Inc., Class A	34,910
154	Virtus Investment Partners, Inc.	47,789
425	Westwood Holdings, Inc.	8,075
3,476	WisdomTree Investments, Inc.	19,709

		14,484,226

Chemicals (2.2%):
1,846	AdvanSix, Inc.*	73,378
1,794	Air Products & Chemicals, Inc.	459,461
1,313	Albemarle Corp.	287,508
1,157	American Vanguard Corp.	17,413
1,689	Ashland Global Holdings, Inc.	150,524
3,051	Avient Corp.	141,414
7,753	Axalta Coating Systems, Ltd.*	226,310
838	Balchem Corp.	121,569
1,642	Cabot Corp.	82,297
1,607	Celanese Corp.	242,078
5,505	CF Industries Holdings, Inc.	307,289
328	Chase Corp.	33,505
4,033	Chemours Co. (The)	117,199
578	Core Molding Technologies, Inc.*	6,653
9,543	Corteva, Inc.	401,569
7,718	Dow, Inc.	444,248
3,007	DuPont de Nemours, Inc.	204,446
1,908	Eastman Chemical Co.	192,212
2,229	Ecolab, Inc.	465,014
1,630	Ecovyst, Inc.	19,006
7,787	Element Solutions, Inc.	168,822
1,912	Ferro Corp.*	38,890
2,634	FMC Corp.	241,169
3,222	Futurefuel Corp.	22,973
1,709	GCP Applied Technologies, Inc.*	37,461
1,438	H.B. Fuller Co.	92,837
6,166	Huntsman Corp.	182,452
962	Ingevity Corp.*	68,658
571	Innospec, Inc.	48,090
3,178	International Flavors & Fragrances, Inc.	424,962
1,498	Intrepid Potash, Inc.*	46,288
783	Koppers Holdings, Inc.*	24,477
646	Kraton Corp.*	29,483
2,011	Kronos Worldwide, Inc.	24,957
3,530	Linde plc	1,035,631
2,160	Livent Corp.*	49,918
1,233	LSB Industries, Inc.*	12,589
7,751	LyondellBasell Industries NV, Class A	727,431

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
971	Minerals Technologies, Inc.	$67,815
7,384	Mosaic Co. (The)	263,756
301	NewMarket Corp.	101,970
4,819	Olin Corp.	232,517
2,620	PPG Industries, Inc.	374,686
3,631	Rayonier Advanced Materials, Inc.*	27,232
2,581	RPM International, Inc.	200,415
1,131	Scotts Miracle-Gro Co. (The)	165,533
1,042	Sensient Technologies Corp.	94,905
2,411	Sherwin Williams Co.	674,429
569	Stepan Co.	64,263
1,627	Trecora Resources*	13,309
1,070	Tredegar Corp.	13,033
1,279	Trinseo SA	69,040
4,906	Tronox Holdings plc, Class A	120,933
3,683	Valvoline, Inc.	114,836
4,276	Venator Materials plc*	12,187
2,150	Westlake Chemical Corp.	195,951

		10,076,991

Commercial Services & Supplies (0.9%):
1,913	ABM Industries, Inc.	86,104
2,927	ACCO Brands Corp.	25,143
11,570	ADT, Inc.	93,601
1,067	Brady Corp., Class A	54,097
844	Brink’s Co. (The)	53,425
1,028	Casella Waste Systems, Inc.*	78,066
2,003	CECO Environmental Corp.*	14,101
518	Cimpress plc*	44,978
1,047	Cintas Corp.	398,551
433	Civeo Corp.*	9,738
1,794	Clean Harbors, Inc.*	186,343
2,665	Copart, Inc.*	369,689
2,431	Covanta Holding Corp.	48,912
859	Deluxe Corp.	30,830
1,613	Ennis, Inc.	30,405
2,148	Healthcare Services Group, Inc.	53,679
1,042	Heritage-Crystal Clean, Inc.*	30,197
1,866	Herman Miller, Inc.	70,274
1,467	HNI Corp.	53,868
2,623	IAA, Inc.*	143,137
2,041	Interface, Inc.	30,921
5,118	KAR Auction Services, Inc.*	83,884
2,829	Kimball International, Inc., Class B	31,685
919	Matthews International Corp., Class A	31,880
730	McGrath Rentcorp	52,523
763	MSA Safety, Inc.	111,169
1,552	NL Industries, Inc.	8,940
4,238	Pitney Bowes, Inc.	30,556
2,606	Quad Graphics, Inc.*	11,076
4,955	Republic Services, Inc., Class A	594,897
5,020	Rollins, Inc.	177,357
2,114	RR Donnelley & Sons Co.*	10,866
503	SP Plus Corp.*	15,427
2,563	Steelcase, Inc., Class A	32,499
2,286	Stericycle, Inc.*	155,379
1,534	Team, Inc.*	4,617
1,293	Tetra Tech, Inc.	193,097
542	UniFirst Corp.	115,240
1,141	US Ecology, Inc.*	36,911
1,003	Viad Corp.*	45,546
1,763	Vidler Water Resouces, Inc.*	20,063
824	Vse Corp.	39,692
3,798	Waste Management, Inc.	567,269

		4,276,632

Shares		Value
Common Stocks, continued
Communications Equipment (0.9%):
1,069	ADTRAN, Inc.	$20,054
752	Applied Optoelectronics, Inc.*^	5,399
716	Arista Networks, Inc.*	246,046
1,829	CalAmp Corp.*	18,199
644	Calix, Inc.*	31,833
2,888	Ciena Corp.*	148,299
37,577	Cisco Systems, Inc.	2,045,316
6,102	CommScope Holding Co., Inc.*	82,926
316	Communications Systems, Inc.*^	2,733
756	Comtech Telecommunications Corp.	19,361
1,262	Digi International, Inc.*	26,527
1,548	EchoStar Corp., Class A*	39,489
1,189	EMCORE Corp.*	8,894
1,236	F5 Networks, Inc.*	245,692
2,194	Harmonic, Inc.*	19,198
2,944	Infinera Corp.*	24,494
441	InterDigital, Inc.	29,909
5,828	Juniper Networks, Inc.	160,387
909	KVH Industries, Inc.*	8,754
1,533	Lumentum Holdings, Inc.*	128,067
1,630	Motorola Solutions, Inc.	378,682
1,010	NETGEAR, Inc.*	32,229
1,838	NetScout Systems, Inc.*	49,534
3,679	Ribbon Communications, Inc.*	22,000
181	Ubiquiti, Inc.	54,059
2,004	ViaSat, Inc.*	110,360
4,098	Viavi Solutions, Inc.*	64,503

		4,022,944

Construction & Engineering (0.4%):
3,257	AECOM*	205,680
673	Ameresco, Inc., Class A*	39,323
1,062	Arcosa, Inc.	53,281
455	Argan, Inc.	19,870
1,049	Comfort Systems USA, Inc.	74,815
1,213	Construction Partners, Inc., Class A*	40,478
710	Dycom Industries, Inc.*	50,580
1,651	EMCOR Group, Inc.	190,492
2,848	Fluor Corp.*	45,483
1,277	Granite Construction, Inc.	50,505
2,266	Great Lakes Dredge & Dock Co.*	34,194
656	IES Holdings, Inc.*	29,973
1,616	Jacobs Engineering Group, Inc.	214,168
2,313	MasTec, Inc.*	199,566
487	MYR Group, Inc.*	48,457
346	NV5 Global, Inc.*	34,105
2,101	Orion Group Holdings, Inc.*	11,429
2,465	Primoris Services Corp.	60,368
2,048	Quanta Services, Inc.	233,103
1,648	Tutor Perini Corp.*	21,391
568	Valmont Industries, Inc.	133,548
5,742	WillScot Mobile Mini Holdings Corp.*	182,136

		1,972,945

Construction Materials (0.2%):
961	Eagle Materials, Inc., Class A	126,045
754	Martin Marietta Materials, Inc.	257,627
3,273	Summit Materials, Inc., Class A*	104,638
131	U.S. Lime & Minerals, Inc.	15,825
1,716	Vulcan Materials Co.	290,278

		794,413

Consumer Finance (1.2%):
6,825	Ally Financial, Inc.	348,416
7,045	American Express Co.	1,180,249
6,911	Capital One Financial Corp.	1,119,375
1,912	Consumer Portfolio Services, Inc.*	11,185
490	Credit Acceptance Corp.*^	286,797
4,454	Discover Financial Services	547,174

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
950	Encore Capital Group, Inc.*	$46,807
1,657	Enova International, Inc.*	57,249
3,948	EZCORP, Inc., Class A*	29,886
1,170	Firstcash, Inc.	102,375
1,425	Green Dot Corp., Class A*	71,720
5,431	LendingClub Corp.*	153,371
5,938	Navient Corp.	117,157
543	Nelnet, Inc., Class A	43,027
750	Nicholas Financial, Inc.*	9,225
5,035	OneMain Holdings, Inc.	278,587
1,392	PRA Group, Inc.*	58,659
2,187	PROG Holdings, Inc.*	91,876
568	Regional Mgmt Corp.	33,046
7,521	Santander Consumer USA Holdings, Inc.	313,626
10,574	SLM Corp.	186,102
7,874	Synchrony Financial	384,881
237	World Acceptance Corp.*	44,931

		5,515,721

Containers & Packaging (0.7%):
21,700	Amcor plc	251,503
1,845	AptarGroup, Inc.	220,201
1,533	Avery Dennison Corp.	317,653
3,835	Ball Corp.	345,035
4,690	Berry Global Group, Inc.*	285,527
2,675	Crown Holdings, Inc.	269,587
11,400	Graphic Packaging Holding Co.	217,056
930	Greif, Inc., Class A	60,078
710	Greif, Inc., Class B	46,008
5,221	International Paper Co.	291,958
1,253	Myers Industries, Inc.	24,521
5,063	O-I Glass, Inc.*	72,249
1,879	Packaging Corp. of America	258,250
3,194	Sealed Air Corp.	174,999
4,530	Silgan Holdings, Inc.	173,771
3,180	Sonoco Products Co.	189,464
538	UFP Technologies, Inc.*	33,135
3,331	WestRock Co.	165,984

		3,396,979

Distributors (0.2%):
1,267	Funko, Inc., Class A*	23,072
1,853	Genuine Parts Co.	224,639
4,471	LKQ Corp.*	224,981
551	Pool Corp.	239,360
811	Weyco Group, Inc.	18,377

		730,429

Diversified Consumer Services (0.3%):
1,249	Adtalem Global Education, Inc.*	47,225
541	American Public Education, Inc.*	13,855
928	Bright Horizons Family Solutions, Inc.*	129,382
418	Carriage Services, Inc.	18,639
1,372	Chegg, Inc.*	93,323
1,826	Frontdoor, Inc.*	76,509
112	Graham Holdings Co., Class B	65,986
1,296	Grand Canyon Education, Inc.*	113,996
3,465	H&R Block, Inc.	86,625
8,803	Houghton Mifflin Harcourt Co.*	118,224
3,406	Laureate Education, Inc.*	57,868
2,522	Perdoceo Education Corp.*	26,632
1,309	Regis Corp.*	4,555
3,783	Service Corp. International	227,964
825	Strategic Education, Inc.	58,162
1,002	Stride, Inc.*	36,012
3,452	Terminix Global Holdings, Inc.*	143,845
1,696	Universal Technical Institute, Inc.*	11,465

Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
1,419	WW International, Inc.*	$25,897

		1,356,164

Diversified Financial Services (1.0%):
13,802	Berkshire Hathaway, Inc., Class B*	3,767,118
2,704	Cannae Holdings, Inc.*	84,122
6,097	Equitable Holdings, Inc.	180,715
2,411	First Eagle Private Credit LLC*	245
5,286	Jefferies Financial Group, Inc.	196,269
827	Marlin Business Services, Inc.	18,384
2,777	Voya Financial, Inc.	170,480

		4,417,333

Diversified Telecommunication Services (1.4%):
398	Anterix, Inc.*	24,159
76,713	AT&T, Inc.	2,072,018
461	ATN International, Inc.	21,598
857	Cogent Communications Holdings, Inc.	60,710
4,558	Consolidated Communications Holdings, Inc.*	41,888
1,994	IDT Corp.*	83,648
3,796	Iridium Communications, Inc.*	151,271
23,517	Lumen Technologies, Inc.	291,376
65,712	Verizon Communications, Inc.	3,549,105
2,930	Vonage Holdings Corp.*	47,231

		6,343,004

Electric Utilities (1.2%):
925	ALLETE, Inc.	55,056
2,977	Alliant Energy Corp.	166,652
3,656	American Electric Power Co., Inc.	296,794
1,163	Avangrid, Inc.	56,522
5,692	Duke Energy Corp.	555,482
3,961	Edison International	219,717
2,041	Entergy Corp.	202,692
2,722	Evergy, Inc.	169,308
3,630	Eversource Energy	296,789
7,030	Exelon Corp.	339,830
5,940	FirstEnergy Corp.	211,583
1,272	Genie Energy, Ltd., Class B	8,306
2,581	Hawaiian Electric Industries, Inc.	105,382
1,176	IDACORP, Inc.	121,575
734	MGE Energy, Inc.	53,949
14,326	NextEra Energy, Inc.	1,124,878
3,897	OGE Energy Corp.	128,445
737	Otter Tail Corp.	41,250
1,175	PG&E Corp.*	11,280
1,787	Pinnacle West Capital Corp.	129,307
2,755	PNM Resources, Inc.	136,317
2,036	Portland General Electric Co.	95,672
8,885	PPL Corp.	247,714
8,093	Southern Co. (The)	501,523
5,593	Xcel Energy, Inc.	349,563

		5,625,586

Electrical Equipment (0.9%):
988	Acuity Brands, Inc.	171,290
424	Allied Motion Technologies, Inc.	13,263
3,046	AMETEK, Inc.	377,734
1,563	Atkore, Inc.*	135,856
394	AZZ, Inc.	20,961
3,189	Eaton Corp. plc	476,150
5,069	Emerson Electric Co.	477,500
823	Encore Wire Corp.	78,045
1,180	EnerSys	87,839
907	Enphase Energy, Inc.*	136,023
736	Generac Holdings, Inc.*	300,781
5,506	GrafTech International, Ltd.	56,822

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
1,580	Hubbell, Inc.	$285,459
1,831	LSI Industries, Inc.	14,190
5,836	nVent Electric plc	188,678
1,500	Plug Power, Inc.*	38,310
606	Powell Industries, Inc.	14,889
400	Preformed Line Products Co.	26,016
824	Regal-Beloit Corp.	123,880
1,500	Rockwell Automation, Inc.	441,060
3,842	Sensata Technologies Holding plc*	210,234
4,883	Sunrun, Inc.*	214,852
1,298	Thermon Group Holdings, Inc.*	22,468
742	Tpi Composites, Inc.*^	25,043

		3,937,343

Electronic Equipment, Instruments & Components (1.3%):
4,881	Amphenol Corp., Class A	357,436
2,582	Arlo Technologies, Inc.*	16,551
2,054	Arrow Electronics, Inc.*	230,644
2,249	Avnet, Inc.	83,146
724	Badger Meter, Inc.	73,225
550	Bel Fuse, Inc., Class B	6,836
1,417	Belden, Inc.	82,554
1,054	Benchmark Electronics, Inc.	28,152
1,649	CDW Corp.	300,151
1,626	Cognex Corp.	130,438
687	Coherent, Inc.*	171,812
10,437	Corning, Inc.	380,846
1,576	CTS Corp.	48,714
2,838	Daktronics, Inc.*	15,410
1,561	Dolby Laboratories, Inc., Class A	137,368
392	ePlus, Inc.*	40,223
839	Fabrinet*	86,006
392	FARO Technologies, Inc.*	25,798
16,972	Flex, Ltd.*	300,065
640	Frequency Electronics, Inc.*	6,656
1,346	II-VI, Inc.*	79,899
1,048	Insight Enterprises, Inc.*	94,404
959	IPG Photonics Corp.*	151,906
1,060	Itron, Inc.*	80,168
5,368	Jabil, Inc.	313,330
2,563	Keysight Technologies, Inc.*	421,075
1,603	Kimball Electronics, Inc.*	41,309
2,737	Knowles Corp.*	51,291
546	Littlelfuse, Inc.	149,205
790	Methode Electronics, Inc., Class A	33,219
3,415	National Instruments Corp.	133,970
902	Novanta, Inc.*	139,359
594	OSI Systems, Inc.*	56,311
621	PC Connection, Inc.	27,343
800	Plexus Corp.*	71,528
438	Rogers Corp.*	81,678
1,757	Sanmina Corp.*	67,715
738	ScanSource, Inc.*	25,675
1,795	SYNNEX Corp.	186,859
2,572	TE Connectivity, Ltd.	352,930
2,694	Trimble, Inc.*	221,582
3,068	TTM Technologies, Inc.*	38,565
3,363	Vishay Intertechnology, Inc.	67,563
2,080	Vontier Corp.	69,888
506	Zebra Technologies Corp., Class A*	260,803

		5,739,606

Energy Equipment & Services (0.4%):
4,779	Archrock, Inc.	39,427
10,629	Baker Hughes Co.	262,855
519	Bristow Group, Inc.*	16,520
6,215	ChampionX Corp.*	138,967

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
711	Core Laboratories NV	$19,730
1,028	Dril-Quip, Inc.*	25,885
2,010	Exterran Corp.*	8,924
306	Forum Energy Technologies, Inc.*	6,897
6,571	Frank’s International NV*	19,319
760	Geospace Technologies Corp.*	7,258
1,086	Gulf Island Fabrication, Inc.*	4,311
11,703	Halliburton Co.	253,019
4,336	Helix Energy Solutions Group, Inc.*	16,824
2,727	Helmerich & Payne, Inc.	74,747
2,181	Liberty Oilfield Services, Inc., Class A*	26,455
1,436	Mammoth Energy Services, Inc.*	4,179
1,750	Matrix Service Co.*	18,305
359	Nabors Industries, Ltd.*	34,636
935	Natural Gas Services Group*	9,705
4,799	Newpark Resources, Inc.*	15,837
8,513	NexTier Oilfield Solutions, Inc.*	39,160
8,395	NOV, Inc.*	110,058
4,818	Oceaneering International, Inc.*	64,176
3,066	Oil States International, Inc.*	19,592
6,531	Patterson-UTI Energy, Inc.	58,779
2,684	Propetro Holding Corp.*	23,217
4,475	RPC, Inc.*	21,748
12,278	Schlumberger, Ltd.	363,920
493	SEACOR Marine Holdings, Inc.*	2,283
3,974	Select Energy Services, Inc.*	20,625
13,590	TechnipFMC plc	102,333
4,086	TETRA Technologies, Inc.*	12,748
2,510	Tidewater, Inc.*	30,271
14,584	Transocean, Ltd.*^	55,273
4,546	U.S. Silica Holdings, Inc.*	36,323

		1,964,306

Entertainment (1.2%):
5,649	Activision Blizzard, Inc.	437,176
2,561	Cinemark Holdings, Inc.*	49,197
2,791	Electronic Arts, Inc.	397,020
1,834	Eros STX Global Corp.*	1,686
1,045	Imax Corp.*	19,834
247	Liberty Media Corp.-Liberty Braves, Class A*	6,647
527	Liberty Media Corp.-Liberty Braves, Class C*	13,923
619	Liberty Media Corp-Liberty Formula One, Class A*	29,124
4,974	Liberty Media Corp-Liberty Formula One, Class C*	255,713
2,111	Lions Gate Entertainment Corp., Class A*	29,955
2,411	Lions Gate Entertainment Corp., Class B*	31,343
2,071	Live Nation Entertainment, Inc.*	188,730
894	Madison Square Garden Entertainment Corp.*	64,967
1,459	Marcus Corp.*^	25,460
3,095	Netflix, Inc.*	1,889,002
1,419	Reading International, Inc., Class A*	7,180
352	Spotify Technology SA*	79,320
1,270	Take-Two Interactive Software, Inc.*	195,669
9,781	Walt Disney Co. (The)*	1,654,652
1,420	Warner Music Group Corp.	60,691
1,208	World Wrestling Entertainment, Inc., Class A	67,962
24,922	Zynga, Inc.*	187,663

		5,692,914

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts (0.0%†):
2,755	Brookfield Renewable Corp., Class A^	$106,922

Food & Staples Retailing (1.4%):
2,600	BJ’s Wholesale Club Holdings, Inc.*	142,792
998	Casey’s General Stores, Inc.	188,073
4,041	Costco Wholesale Corp.	1,815,823
613	Ingles Markets, Inc., Class A	40,476
17,773	Kroger Co. (The)	718,562
1,720	Natural Grocers by Vitamin Cottage, Inc.	19,299
3,849	Performance Food Group Co.*	178,825
678	PriceSmart, Inc.	52,579
1,864	Rite Aid Corp.*	26,469
1,048	SpartanNash Co.	22,951
4,494	Sprouts Farmers Market, Inc.*	104,126
5,473	Sysco Corp.	429,631
1,610	The Andersons, Inc.	49,636
1,143	The Chefs’ Warehouse, Inc.*	37,228
1,907	United Natural Foods, Inc.*	92,337
5,735	US Foods Holding Corp.*	198,775
738	Village Super Market, Inc., Class A	16,000
9,080	Walgreens Boots Alliance, Inc.	427,214
14,453	Walmart, Inc.	2,014,459
857	Weis Markets, Inc.	45,035

		6,620,290

Food Products (1.4%):
5,854	Archer-Daniels-Midland Co.	351,299
2,035	B&G Foods, Inc.^	60,826
408	Beyond Meat, Inc.*	42,946
4,205	Bunge, Ltd.	341,951
270	Calavo Growers, Inc.	10,325
1,477	Cal-Maine Foods, Inc.	53,408
5,711	Campbell Soup Co.	238,777
7,140	Conagra Brands, Inc.	241,832
3,472	Darling Ingredients, Inc.*	249,637
1,004	Farmer Brothers Co.*	8,444
6,152	Flowers Foods, Inc.	145,372
1,375	Fresh Del Monte Produce, Inc.	44,302
237	Freshpet, Inc.*	33,817
10,572	General Mills, Inc.	632,417
1,570	Hain Celestial Group, Inc. (The)*	67,165
1,995	Hershey Co. (The)	337,654
4,488	Hormel Foods Corp.	184,008
3,521	Hostess Brands, Inc.*	61,160
2,235	Ingredion, Inc.	198,937
376	J & J Snack Foods Corp.	57,460
1,762	JM Smucker Co. (The)	211,493
300	John B Sanfilippo And Son, Inc.	24,516
3,437	Kellogg Co.	219,693
5,577	Kraft Heinz Co. (The)	205,345
2,371	Lamb Weston Holdings, Inc.	145,508
736	Lancaster Colony Corp.	124,244
1,028	Landec Corp.*	9,478
3,348	McCormick & Co.	271,288
778	McCormick & Co., Inc.	64,092
9,925	Mondelez International, Inc., Class A	577,436
4,222	Pilgrim’s Pride Corp.*	122,776
2,235	Post Holdings, Inc.*	246,208
587	Sanderson Farms, Inc.	110,473
29	Seaboard Corp.	118,900
266	Seneca Foods Corp., Class A*	12,826
3,045	Simply Good Foods Co. (The)*	105,022
874	Tootsie Roll Industries, Inc.	26,596
1,535	TreeHouse Foods, Inc.*	61,216
3,990	Tyson Foods, Inc., Class A	314,971

		6,333,818

Shares		Value
Common Stocks, continued
Gas Utilities (0.2%):
1,922	Atmos Energy Corp.	$169,520
273	Chesapeake Utilities Corp.	32,774
2,171	National Fuel Gas Co.	114,021
2,685	New Jersey Resources Corp.	93,465
620	Northwest Natural Holding Co.	28,514
1,069	ONE Gas, Inc.	67,742
232	RGC Resources, Inc.	5,255
1,202	South Jersey Industries, Inc.	25,554
1,143	Southwest Gas Holdings, Inc.	76,444
912	Spire, Inc.	55,796
4,064	UGI Corp.	173,208

		842,293

Health Care Equipment & Supplies (2.6%):
10,675	Abbott Laboratories	1,261,038
389	ABIOMED, Inc.*	126,627
2,269	Accuray, Inc.*	8,963
404	Align Technology, Inc.*	268,834
912	AngioDynamics, Inc.*	23,657
955	Anika Therapeutics, Inc.*	40,645
36	Atrion Corp.	25,110
991	Avanos Medical, Inc.*	30,919
5,447	Baxter International, Inc.	438,102
1,924	Becton Dickinson & Co.	472,958
7,829	Boston Scientific Corp.*	339,700
629	CONMED Corp.	82,292
507	Cooper Cos., Inc. (The)	209,548
1,619	CryoLife, Inc.*	36,087
4,118	Danaher Corp.	1,253,684
2,210	Dentsply Sirona, Inc.	128,290
403	DexCom, Inc.*	220,385
3,086	Edwards Lifesciences Corp.*	349,366
1,790	Envista Holdings Corp.*	74,840
1,691	Globus Medical, Inc.*	129,564
1,463	Haemonetics Corp.*	103,273
149	Heska Corp.*	38,522
1,363	Hill-Rom Holdings, Inc.	204,450
4,490	Hologic, Inc.*	331,407
573	ICU Medical, Inc.*	133,727
817	IDEXX Laboratories, Inc.*	508,092
433	Inogen, Inc.*	18,658
334	Insulet Corp.*	94,933
940	Integer Holdings Corp.*	83,980
2,246	Integra LifeSciences Holdings Corp.*	153,806
538	Intuitive Surgical, Inc.*	534,853
2,327	Invacare Corp.*	11,077
1,705	Lantheus Holdings, Inc.*	43,784
809	LeMaitre Vascular, Inc.	42,950
725	LENSAR, Inc.*	5,706
1,168	LivaNova plc*	92,494
647	Masimo Corp.*	175,149
7,270	Medtronic plc	911,294
1,464	Meridian Bioscience, Inc.*	28,167
1,136	Merit Medical Systems, Inc.*	81,565
982	Natus Medical, Inc.*	24,629
1,608	Neogen Corp.*	69,835
598	Novocure, Ltd.*	69,470
1,066	NuVasive, Inc.*	63,800
2,205	OraSure Technologies, Inc.*	24,939
566	Orthofix Medical, Inc.*	21,576
466	Penumbra, Inc.*	124,189
700	Quidel Corp.*	98,805
1,401	ResMed, Inc.	369,234
624	SeaSpine Holdings Corp.*	9,816
176	Shockwave Medical, Inc.*	36,235
1,615	Steris plc	329,912
1,911	Stryker Corp.	503,969

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,310	Surgalign Holdings, Inc.*	$3,608
406	Tandem Diabetes Care, Inc.*	48,468
531	Teleflex, Inc.	199,948
227	Utah Medical Products, Inc.	21,075
1,100	Varex Imaging Corp.*	31,020
775	West Pharmaceutical Services, Inc.	329,018
1,577	Zimmer Biomet Holdings, Inc.	230,810

		11,728,852

Health Care Providers & Services (2.7%):
2,656	Acadia Healthcare Co., Inc.*	169,400
343	Addus HomeCare Corp.*	27,354
757	Amedisys, Inc.*	112,869
2,183	AmerisourceBergen Corp.	260,759
1,394	AMN Healthcare Services, Inc.*	159,961
2,090	Anthem, Inc.	779,152
9,264	Brookdale Senior Living, Inc.*	58,363
5,011	Cardinal Health, Inc.	247,844
6,961	Centene Corp.*	433,740
297	Chemed Corp.	138,141
3,707	Cigna Corp.	741,993
5,028	Community Health Systems, Inc.*	58,828
318	CorVel Corp.*	59,218
1,589	Covetrus, Inc.*	28,824
1,177	Cross Country Healthcare, Inc.*	24,999
14,355	CVS Health Corp.	1,218,165
2,590	DaVita, Inc.*	301,113
3,099	Encompass Health Corp.	232,549
1,585	Ensign Group, Inc. (The)	118,701
78	Five Star Senior Living, Inc.*	342
502	Guardant Health, Inc.*	62,755
609	Hanger, Inc.*	13,374
2,241	HCA Healthcare, Inc.	543,936
786	HealthEquity, Inc.*	50,901
2,772	Henry Schein, Inc.*	211,116
1,064	Humana, Inc.	414,056
1,529	InfuSystems Holdings, Inc.*	19,923
1,433	Laboratory Corp. of America Holdings*	403,304
742	LHC Group, Inc.*	116,427
1,171	Magellan Health, Inc.*	110,718
1,512	McKesson Corp.	301,463
1,710	MEDNAX, Inc.*	48,615
564	ModivCare, Inc.*	102,434
1,106	Molina Healthcare, Inc.*	300,069
575	National Healthcare Corp.	40,239
819	National Research Corp.	34,537
2,072	Owens & Minor, Inc.	64,833
3,095	Patterson Cos., Inc.	93,283
629	Petiq, Inc.*^	15,706
2,269	Premier, Inc., Class A	87,946
2,229	Quest Diagnostics, Inc.	323,896
1,355	RadNet, Inc.*	39,715
2,778	Select Medical Holdings Corp.	100,480
585	Surgery Partners, Inc.*	24,769
2,351	Tenet Healthcare Corp.*	156,200
792	The Pennant Group, Inc.*	22,247
1,303	Triple-S Management Corp., Class B*	46,087
207	U.S. Physical Therapy, Inc.	22,894
8,278	UnitedHealth Group, Inc.	3,234,546
2,020	Universal Health Services, Inc., Class B	279,507

		12,458,291

Health Care Technology (0.2%):
4,097	Allscripts Healthcare Solutions, Inc.*	54,777
5,194	Cerner Corp.	366,281

Shares		Value
Common Stocks, continued
Health Care Technology, continued
4,924	Change Healthcare, Inc.*	$103,109
339	Computer Programs & Systems, Inc.*	12,021
1,873	Evolent Health, Inc., Class A*	58,063
1,357	HealthStream, Inc.*	38,783
1,430	NextGen Healthcare, Inc.*	20,163
798	Omnicell, Inc.*	118,447
394	Simulations Plus, Inc.	15,563
973	Teladoc Health, Inc.*	123,386
705	Veeva Systems, Inc., Class A*	203,160

		1,113,753

Hotels, Restaurants & Leisure (1.8%):
5,907	Aramark	194,104
6	Biglari Holdings, Inc., Class A*	4,920
67	Biglari Holdings, Inc., Class B*	11,511
492	BJ’s Restaurants, Inc.*	20,546
1,554	Bloomin’ Brands, Inc.*	38,850
491	Bluegreen Vacations Holding Corp.*	12,668
1,059	Boyd Gaming Corp.*	66,992
970	Brinker International, Inc.*	47,579
1,000	Caesars Entertainment, Inc.*	112,280
6,877	Carnival Corp., Class A*	171,994
2,943	Carrols Restaurant Group, Inc.	10,771
665	Cheesecake Factory, Inc. (The)*	31,255
180	Chipotle Mexican Grill, Inc.*	327,154
1,065	Choice Hotels International, Inc.	134,584
428	Churchill Downs, Inc.	102,754
429	Chuy’s Holdings, Inc.*	13,526
613	Cracker Barrel Old Country Store, Inc.	85,722
1,386	Darden Restaurants, Inc.	209,937
1,410	Dave & Buster’s Entertainment, Inc.*	54,045
2,144	Del Taco Restaurants, Inc.	18,717
1,239	Denny’s Corp.*	20,245
4,306	Diamond Resorts International, Inc.*	1,095
376	Domino’s Pizza, Inc.	179,337
1,288	El Pollo Loco Holdings, Inc.*	21,767
1,277	Fiesta Restaurant Group, Inc.*	13,996
1,551	Hilton Grand Vacations, Inc.*	73,781
2,870	Hilton Worldwide Holdings, Inc.*	379,156
1,051	Hyatt Hotels Corp., Class A*	81,032
3,762	International Game Technology plc*	99,016
323	Jack in the Box, Inc.	31,438
2,311	Las Vegas Sands Corp.*	84,583
2,747	Marriott International, Inc., Class A*	406,803
1,091	Marriott Vacations Worldwide Corp.	171,647
5,499	McDonald’s Corp.	1,325,864
5,516	MGM Resorts International	238,015
341	Nathans Famous, Inc.	20,859
5,162	Norwegian Cruise Line Holdings, Ltd.*^	137,877
671	Papa John’s International, Inc.	85,210
2,176	Penn National Gaming, Inc.*	157,673
2,093	Planet Fitness, Inc., Class A*	164,405
3,664	Playa Hotels & Resorts NV*	30,375
763	Potbelly Corp.*	5,173
878	Red Robin Gourmet Burgers*	20,247
1,400	Red Rock Resorts, Inc.*	71,708
3,150	Royal Caribbean Cruises, Ltd.*	280,193
748	Ruth’s Hospitality Group, Inc.*	15,491
1,893	Scientific Games Corp., Class A*	157,252
2,359	SeaWorld Entertainment, Inc.*	130,500
8,540	Starbucks Corp.	942,047
1,701	Texas Roadhouse, Inc., Class A	155,352
1,976	Travel + Leisure Co.	107,751
590	Vail Resorts, Inc.*	197,089
6,284	Wendy’s Co. (The)	136,237

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
548	Wingstop, Inc.	$89,834
1,326	Wyndham Hotels & Resorts, Inc.	102,354
827	Wynn Resorts, Ltd.*	70,088
2,957	Yum! Brands, Inc.	361,671

		8,237,070

Household Durables (1.0%):
1,784	Bath & Body Works, Inc.	112,446
906	Beazer Homes USA, Inc.*	15,629
183	Cavco Industries, Inc.*	43,323
858	Century Communities, Inc.	52,724
5,611	DR Horton, Inc.	471,156
730	Ethan Allen Interiors, Inc.	17,301
431	Flexsteel Industries, Inc.	13,309
2,543	Garmin, Ltd.	395,335
2,761	GoPro, Inc., Class A*	25,843
1,329	Green Brick Partners, Inc.*	27,271
663	Helen of Troy, Ltd.*	148,963
500	Hooker Furnishings Corp.	13,495
830	Installed Building Products, Inc.	88,935
596	iRobot Corp.*^	46,786
2,155	KB Home	83,873
1,350	La-Z-Boy, Inc.	43,511
4,086	Leggett & Platt, Inc.	183,216
3,820	Lennar Corp., Class A	357,858
119	Lennar Corp., Class B	9,233
585	LGI Homes, Inc.*	83,017
1,017	Lifetime Brands, Inc.	18,499
1,880	M/I Homes, Inc.*	108,664
1,985	MDC Holdings, Inc.	92,739
1,570	Meritage Homes Corp.*	152,290
883	Mohawk Industries, Inc.*	156,644
10,746	Newell Brands, Inc.	237,916
61	NVR, Inc.*	292,439
5,234	PulteGroup, Inc.	240,345
122	Roku, Inc.*	38,229
1,139	Skyline Champion Corp.*	68,408
1,307	Sonos, Inc.*	42,295
3,736	Taylor Morrison Home Corp., Class A*	96,314
3,945	Tempur Sealy International, Inc.	183,087
2,183	Toll Brothers, Inc.	120,698
935	TopBuild Corp.*	191,497
3,273	Tri Pointe Homes, Inc.*	68,798
905	Tupperware Brands Corp.*	19,114
320	Universal Electronics, Inc.*	15,760
1,592	Whirlpool Corp.	324,545

		4,701,505

Household Products (1.1%):
2,009	Central Garden & Pet Co., Class A*	86,387
3,272	Church & Dwight Co., Inc.	270,169
1,473	Clorox Co. (The)	243,943
6,660	Colgate-Palmolive Co.	503,363
1,114	Energizer Holdings, Inc.	43,502
3,022	Kimberly-Clark Corp.	400,234
333	Oil-Dri Corp of America	11,655
21,958	Procter & Gamble Co. (The)	3,069,728
1,245	Spectrum Brands Holdings, Inc.	119,109
218	WD-40 Co.	50,463

		4,798,553

Independent Power and Renewable Electricity Producers (0.2%):
7,504	AES Corp. (The)	171,316
2,247	Atlantica Sustainable Infrastructure plc	77,544
1,323	Clearway Energy, Inc., Class A	37,309
2,753	Clearway Energy, Inc., Class C	83,333

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
6,130	NRG Energy, Inc.	$250,288
1,462	Ormat Technologies, Inc.^	97,384
11,410	Vistra Corp.	195,111

		912,285

Industrial Conglomerates (0.8%):
7,866	3M Co.	1,379,854
1,213	Carlisle Cos., Inc.	241,132
5,892	General Electric Co.	607,053
5,498	Honeywell International, Inc.	1,167,116
746	Raven Industries, Inc.*	42,977
787	Roper Technologies, Inc.	351,104

		3,789,236

Insurance (3.0%):
7,012	Aflac, Inc.	365,536
275	Alleghany Corp.*	171,713
5,849	Allstate Corp. (The)	744,636
1,297	AMBAC Financial Group, Inc.*	18,573
3,511	American Equity Investment Life Holding Co.	103,820
2,196	American Financial Group, Inc.	276,323
7,181	American International Group, Inc.	394,165
409	American National Group , Inc.	77,313
745	Amerisafe, Inc.	41,839
2,715	Aon plc, Class A	775,866
5,884	Arch Capital Group, Ltd.*	224,651
560	Argo Group International Holdings, Ltd.	29,243
2,547	Arthur J. Gallagher & Co.	378,612
1,280	Assurant, Inc.	201,920
2,447	Assured Guaranty, Ltd.	114,544
5,206	Athene Holding, Ltd., Class A*	358,537
2,351	Axis Capital Holdings, Ltd.	108,240
2,603	Brighthouse Financial, Inc.*	117,734
3,926	Brown & Brown, Inc.	217,697
3,305	Chubb, Ltd.	573,351
2,130	Cincinnati Financial Corp.	243,289
2,176	Citizens, Inc.*	13,513
1,199	CNA Financial Corp.	50,310
2,354	Crawford & Co.	21,092
895	Crawford & Co., Class A	8,028
1,631	Donegal Group, Inc., Class A	23,633
800	eHealth, Inc.*	32,400
781	Employers Holdings, Inc.	30,842
447	Enstar Group, Ltd.*	104,924
664	Erie Indemnity Co., Class A	118,471
748	Everest Re Group, Ltd.	187,583
1,054	FedNat Holding Co.	2,603
6,772	Fidelity National Financial, Inc.	307,042
3,103	First American Financial Corp.	208,056
14,957	Genworth Financial, Inc., Class A*	56,089
695	Global Indemnity Group LLC, Class A	18,591
2,457	Globe Life, Inc.	218,747
2,383	Greenlight Capital Re, Ltd.*	17,610
1,469	Hallmark Financial Services, Inc.*	5,362
1,263	Hanover Insurance Group, Inc. (The)	163,710
4,869	Hartford Financial Services Group, Inc. (The)	342,047
397	HCI Group, Inc.	43,976
387	Heritage Insurance Holdings, Inc.	2,635
1,293	Horace Mann Educators Corp.	51,448
497	Independence Holding Co.	24,646
153	Investors Title Co.	27,938
868	James River Group Holdings	32,750
2,246	Kemper Corp.	150,010

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
152	Kinsale Capital Group, Inc.	$24,578
3,278	Lincoln National Corp.	225,363
3,441	Loews Corp.	185,573
5,556	Maiden Holdings, Ltd.*	17,557
182	Markel Corp.*	217,514
4,361	Marsh & McLennan Cos., Inc.	660,386
1,688	Mercury General Corp.	93,971
5,754	MetLife, Inc.	355,194
162	National Western Life Group, Inc., Class A	34,116
8,176	Old Republic International Corp.	189,111
1,479	Primerica, Inc.	227,219
4,154	Principal Financial Group, Inc.	267,518
1,399	ProAssurance Corp.	33,268
6,120	Progressive Corp. (The)	553,187
3,555	Prudential Financial, Inc.	373,986
1,719	Reinsurance Group of America, Inc.	191,256
830	RenaissanceRe Holdings, Ltd.	115,702
1,252	RLI Corp.	125,538
321	Safety Insurance Group, Inc.	25,439
2,198	Selective Insurance Group, Inc.	166,015
5,145	SiriusPoint, Ltd.*	47,643
1,277	State Auto Financial Corp.	65,063
612	Stewart Information Services Corp.	38,715
1,767	Tiptree, Inc., Class A	17,705
5,237	Travelers Cos., Inc. (The)	796,076
728	United Fire Group, Inc.	16,817
2,794	United Insurance Holdings Co.	10,142
1,869	Universal Insurance Holdings, Inc.	24,372
5,839	Unum Group	146,325
85	White Mountains Insurance Group, Ltd.	90,917
1,549	Willis Towers Watson plc	360,081
2,831	WR Berkley Corp.	207,173

		13,705,178

Interactive Media & Services (4.3%):
2,291	Alphabet, Inc., Class A*	6,125,034
2,227	Alphabet, Inc., Class C*	5,935,645
1,229	Cargurus, Inc.*	38,603
1,955	Cars.com, Inc.*	24,731
2,881	DHI Group, Inc.*	13,714
18,770	Facebook, Inc., Class A*	6,370,350
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	16,637
2,717	Match Group, Inc.*	426,542
2,021	Pinterest, Inc., Class A*	102,970
1,563	QuinStreet, Inc.*	27,446
2,381	Snap, Inc., Class A*	175,885
1,344	Travelzoo, Inc.*	15,590
2,514	TripAdvisor, Inc.*	85,099
2,857	TrueCar, Inc.*	11,885
4,229	Twitter, Inc.*	255,389
1,590	Yelp, Inc.*	59,212
664	Zedge, Inc., Class B*	8,871
642	Zillow Group, Inc., Class A*	56,868
1,617	Zillow Group, Inc., Class C*	142,522

		19,892,993

Internet & Direct Marketing Retail (3.1%):
893	1-800 Flowers.com, Inc., Class A*	27,246
3,657	Amazon.com, Inc.*	12,013,391
117	Booking Holdings, Inc.*	277,743
690	Chewy, Inc., Class A*^	46,996
9,111	eBay, Inc.	634,763
1,700	Etsy, Inc.*	353,532
757	Expedia Group, Inc.*	124,072
1,642	Lands’ End, Inc.*	38,653

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
1,736	Liquidity Services, Inc.*	$37,515
588	PetMed Express, Inc.^	15,800
1,526	Quotient Technology, Inc.*	8,881
8,810	Qurate Retail, Inc., Class A	89,774
764	Shutterstock, Inc.	86,577
318	Stamps.com, Inc.*	104,873
838	Wayfair, Inc., Class A*	214,117

		14,073,933

IT Services (4.6%):
5,808	Accenture plc, Class A	1,858,095
2,020	Akamai Technologies, Inc.*	211,272
1,974	Alliance Data Systems Corp.	199,157
2,873	Amdocs, Ltd.	217,515
5,266	Automatic Data Processing, Inc.	1,052,779
1,957	Black Knight, Inc.*	140,904
252	BM Technologies, Inc.*	2,243
3,165	Booz Allen Hamilton Holding Corp.	251,143
1,706	Broadridge Financial Solutions, Inc.	284,288
689	CACI International, Inc., Class A*	180,587
687	Cass Information Systems, Inc.	28,751
6,617	Cognizant Technology Solutions Corp., Class A	491,048
1,317	Concentrix Corp.*	233,109
6,347	Conduent, Inc.*	41,827
1,011	CSG Systems International, Inc.	48,730
7,328	DXC Technology Co.*	246,294
476	EPAM Systems, Inc.*	271,548
1,164	Euronet Worldwide, Inc.*	148,154
2,060	Evertec, Inc.	94,183
762	Exlservice Holdings, Inc.*	93,817
4,654	Fidelity National Information Services, Inc.	566,299
4,458	Fiserv, Inc.*	483,693
1,169	FleetCor Technologies, Inc.*	305,425
1,296	Gartner, Inc.*	393,828
5,428	Genpact, Ltd.	257,884
2,351	Global Payments, Inc.	370,471
2,119	GoDaddy, Inc., Class A*	147,694
2,548	GTT Communications, Inc.*	510
1,357	Hackett Group, Inc. (The)	26,624
13,100	International Business Machines Corp.	1,819,983
1,038	Jack Henry & Associates, Inc.	170,294
3,410	KBR, Inc.	134,354
2,557	Leidos Holdings, Inc.	245,804
2,160	Limelight Networks, Inc.*	5,141
1,456	LiveRamp Holdings, Inc.*	68,767
840	ManTech International Corp., Class A	63,773
8,214	MasterCard, Inc., Class A	2,855,844
2,057	MAXIMUS, Inc.	171,142
262	MongoDB, Inc.*	123,536
642	Okta, Inc.*	152,372
4,502	Paychex, Inc.	506,250
5,370	PayPal Holdings, Inc.*	1,397,328
728	Perficient, Inc.*	84,230
840	PFSweb, Inc.*	10,836
1,873	Science Applications International Corp.	160,254
3,035	Servicesource International, Inc.*	4,097
1,655	SolarWinds Corp.	27,688
1,095	Square, Inc., Class A*	262,625
2,880	Teradata Corp.*	165,168
1,284	TTEC Holdings, Inc.	120,092
702	Twilio, Inc., Class A*	223,973
3,021	Unisys Corp.*	75,948

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
1,183	VeriSign, Inc.*	$242,527
14,395	Visa, Inc., Class A	3,206,486
6,143	Western Union Co. (The.)	124,211
975	WEX, Inc.*	171,736

		21,242,331

Leisure Products (0.3%):
1,798	Acushnet Holdings Corp.	83,967
895	American Outdoor Brands, Inc.*	21,981
2,521	Brunswick Corp.	240,176
2,427	Callaway Golf Co.*	67,058
658	Escalade, Inc.	12,443
2,069	Hasbro, Inc.	184,596
303	Johnson Outdoors, Inc., Class A	32,057
531	Malibu Boats, Inc.*	37,159
662	Marine Products Corp.	8,282
6,035	Mattel, Inc.*	112,010
995	Nautilus Group, Inc.*	9,263
909	Peloton Interactive, Inc., Class A*	79,128
1,582	Polaris, Inc.	189,302
1,410	Smith & Wesson Brands, Inc.	29,272
1,612	Vista Outdoor, Inc.*	64,980
424	YETI Holdings, Inc.*	36,332

		1,208,006

Life Sciences Tools & Services (1.1%):
237	10X Genomics, Inc., Class A*	34,503
2,097	Agilent Technologies, Inc.	330,340
5,177	Avantor, Inc.*	211,739
314	Bio-Rad Laboratories, Inc., Class A*	234,228
384	Bio-Techne Corp.	186,075
3,425	Bruker Corp.	267,493
534	Charles River Laboratories International, Inc.*	220,366
1,979	Harvard Bioscience, Inc.*	13,813
618	Illumina, Inc.*	250,667
1,685	IQVIA Holdings, Inc.*	403,625
765	Medpace Holdings, Inc.*	144,799
291	Mettler-Toledo International, Inc.*	400,812
1,400	Neogenomics, Inc.*	67,536
1,490	PerkinElmer, Inc.	258,202
2,322	Syneos Health, Inc.*	203,129
2,803	Thermo Fisher Scientific, Inc.	1,601,438
670	Waters Corp.*	239,391

		5,068,156

Machinery (2.7%):
2,107	AGCO Corp.	258,171
228	Alamo Group, Inc.	31,813
737	Albany International Corp., Class A	56,653
3,881	Allison Transmission Holdings, Inc.	137,077
1,335	Altra Industrial Motion Corp.	73,892
656	Astec Industries, Inc.	35,299
1,591	Barnes Group, Inc.	66,392
837	Blue Bird Corp.*	17,460
4,957	Caterpillar, Inc.	951,595
1,019	Chart Industries, Inc.*	194,741
468	CIRCOR International, Inc.*	15,449
3,170	Colfax Corp.*	145,503
653	Columbus McKinnon Corp.	31,573
707	Commercial Vehicle Group, Inc.*	6,688
1,452	Crane Co.	137,664
2,573	Cummins, Inc.	577,793
2,816	Deere & Co.	943,557
562	DMC Global, Inc.*	20,743
2,678	Donaldson Co., Inc.	153,744
471	Douglas Dynamics, Inc.	17,097
2,066	Dover Corp.	321,263
1,250	Enerpac Tool Group Corp.	25,913

Shares		Value
Common Stocks, continued
Machinery, continued
453	EnPro Industries, Inc.	$39,465
372	ESCO Technologies, Inc.	28,644
2,747	Evoqua Water Technologies Co.*	103,177
1,153	Federal Signal Corp.	44,529
3,181	Flowserve Corp.	110,285
4,210	Fortive Corp.	297,100
983	Franklin Electric Co., Inc.	78,493
694	FreightCar America, Inc.*	3,144
889	Gencor Industries, Inc.*	9,868
606	Gorman-Rupp Co. (The)	21,701
3,181	Graco, Inc.	222,575
2,503	Harsco Corp.*	42,426
650	Helios Technologies, Inc.	53,371
2,088	Hillenbrand, Inc.	89,053
490	Hurco Cos, Inc.	15,807
896	Hyster-Yale Materials Handling, Inc., Class A	45,033
704	IDEX Corp.	145,693
3,035	Illinois Tool Works, Inc.	627,122
5,321	Ingersoll-Rand, Inc.*	268,232
1,926	ITT, Inc.	165,328
957	John Bean Technologies Corp.	134,506
286	Kadant, Inc.	58,373
2,377	Kennametal, Inc.	81,365
787	L.B. Foster Co., Class A*	12,191
1,490	Lincoln Electric Holdings, Inc.	191,897
221	Lindsay Corp.	33,546
774	Lydall, Inc.*	48,058
1,213	Manitex International, Inc.*	8,709
2,529	Manitowoc Co., Inc. (The)*	54,171
2,774	Meritor, Inc.*	59,114
1,184	Middleby Corp. (The)*	201,884
1,706	Mueller Industries, Inc.	70,117
4,883	Mueller Water Products, Inc., Class A	74,319
1,258	NN, Inc.*	6,605
824	Nordson Corp.	196,236
158	Omega Flex, Inc.	22,545
1,742	Oshkosh Corp.	178,329
4,372	Otis Worldwide Corp.	359,728
4,640	PACCAR, Inc.	366,189
1,980	Parker-Hannifin Corp.	553,648
1,058	Park-Ohio Holdings Corp.	27,000
3,984	Pentair plc	289,358
524	Proto Labs, Inc.*	34,898
660	RBC Bearings, Inc.*	140,052
3,787	REV Group, Inc.	64,985
3,709	Rexnord Corp.	238,452
612	Shyft Group, Inc. (The)	23,262
1,192	Snap-On, Inc.	249,068
1,232	SPX Corp.*	65,850
878	SPX FLOW, Inc.	64,182
340	Standex International Corp.	33,629
1,980	Stanley Black & Decker, Inc.	347,114
537	Tennant Co.	39,711
1,823	Terex Corp.	76,748
863	The Greenbrier Cos., Inc.	37,100
2,219	Timken Co.	145,167
3,046	Titan International, Inc.*	21,809
2,013	Toro Co. (The)	196,086
1,022	TriMas Corp.*	33,072
3,242	Trinity Industries, Inc.	88,085
1,510	Wabash National Corp.	22,846
2,471	Wabtec Corp.	213,025
615	Watts Water Technologies, Inc., Class A	103,375
4,275	Welbilt, Inc.*	99,351
1,534	Woodward, Inc.	173,649

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,831	Xylem, Inc.	$226,458

		12,396,988

Marine (0.1%):
3,979	Costamare, Inc.	61,635
239	Eagle Bulk Shipping, Inc.*	12,050
147	Eneti, Inc.	2,455
1,300	Genco Shipping & Trading, Ltd.	26,169
1,654	Kirby Corp.*	79,326
1,541	Matson, Inc.	124,374

		306,009

Media (1.6%):
3,595	Altice USA, Inc., Class A*	74,488
1,413	AMC Networks, Inc., Class A*	65,832
108	Cable One, Inc.	195,818
1,206	Charter Communications, Inc., Class A*	877,437
41,031	Comcast Corp., Class A	2,294,864
2,952	comScore, Inc.*	11,513
367	DallasNews Corp.	2,551
4,810	Discovery Communications, Inc., Class C*	116,739
3,389	Discovery, Inc., Class A*^	86,013
4,832	DISH Network Corp., Class A*	209,999
4,131	E.W. Scripps Co. (The), Class A	74,606
8,164	Entercom Communications Corp.*	30,044
4,792	Entravision Communications Corp., Class A	34,023
5,288	Fox Corp., Class A	212,102
3,199	Fox Corp., Class B	118,747
7,573	Gannett Co, Inc.*	50,588
2,788	Gray Television, Inc.	63,622
11,906	Interpublic Group of Cos., Inc. (The)	436,593
864	John Wiley & Sons, Inc., Class A	45,109
192	John Wiley & Sons, Inc., Class B	9,971
334	Liberty Broadband Corp., Class A*	56,229
1,855	Liberty Broadband Corp., Class C*	320,358
1,489	Liberty Latin America, Ltd.*	19,476
5,752	Liberty Latin America, Ltd., Class C*	75,466
3,116	Liberty Media Corp.-Liberty SiriusXM, Class C*	147,917
1,977	Liberty Media Corp-Liberty SiriusXM, Class A*	93,255
143	Loral Space & Communications Inc.	6,150
131	Marchex, Inc., Class B*	391
1,649	Meredith Corp.*	91,849
3,726	National CineMedia, Inc.	13,265
3,530	New York Times Co. (The), Class A	173,923
5,484	News Corp., Class A	129,039
2,563	News Corp., Class B	59,538
1,496	Nexstar Media Group, Inc., Class A	227,332
5,061	Omnicom Group, Inc.	366,720
1,853	Scholastic Corp.	66,059
10,861	Sirius XM Holdings, Inc.^	66,252
474	TechTarget, Inc.*	39,067
7,839	Tegna, Inc.	154,585
445	ViacomCBS, Inc., Class A^	18,721
8,842	ViacomCBS, Inc., Class B	349,347

		7,485,598

Metals & Mining (0.8%):
6,163	Alcoa Corp.*	301,617
4,528	Allegheny Technologies, Inc.*	75,301
799	Ampco-Pittsburgh Corp.*	3,755
3,002	Arconic Corp.*	94,683
1,138	Carpenter Technology Corp.	37,258
2,210	Century Aluminum Co.*	29,725
3,567	Cleveland-Cliffs, Inc.*	70,662

Shares		Value
Common Stocks, continued
Metals & Mining, continued
5,449	Coeur Mining, Inc.*	$33,620
3,300	Commercial Metals Co.	100,518
702	Compass Minerals International, Inc.	45,209
7,323	Ferroglobe plc*	63,710
9,823	Ferroglobe Unit*(a)	—
841	Fortitude Gold Corp.	5,685
14,907	Freeport-McMoRan, Inc.	484,925
2,945	Gold Resource Corp.	4,624
943	Haynes International, Inc.	35,127
14,180	Hecla Mining Co.	77,990
151	Kaiser Aluminum Corp.	16,453
643	Materion Corp.	44,136
12,309	McEwen Mining, Inc.*	12,801
9,007	Newmont Corp.	489,080
4,882	Nucor Corp.	480,828
700	Olympic Steel, Inc.	17,052
1,683	Reliance Steel & Aluminum Co.	239,693
990	Royal Gold, Inc.	94,535
1,500	Ryerson Holding Corp.	33,405
1,365	Schnitzer Steel Industries, Inc., Class A	59,801
1,446	Southern Copper Corp.	81,178
7,463	Steel Dynamics, Inc.	436,436
3,673	SunCoke Energy, Inc.	23,066
701	Synalloy Corp.*	7,571
2,052	TimkenSteel Corp.*	26,840
7,131	United States Steel Corp.	156,668
548	Universal Stainless & Alloy Products, Inc.*	5,677
1,489	Warrior Met Coal, Inc.	34,649
1,135	Worthington Industries, Inc.	59,815

		3,784,093

Multiline Retail (0.7%):
1,406	Big Lots, Inc.	60,964
1,248	Dillard’s, Inc., Class A	215,305
2,684	Dollar General Corp.	569,384
4,270	Dollar Tree, Inc.*	408,725
4,069	Kohl’s Corp.	191,609
10,647	Macy’s, Inc.	240,622
1,737	Ollie’s Bargain Outlet Holdings, Inc.*	104,706
5,786	Target Corp.	1,323,663

		3,114,978

Multi-Utilities (0.6%):
2,833	Ameren Corp.	229,473
1,406	Avista Corp.	55,003
1,134	Black Hills Corp.	71,170
7,105	CenterPoint Energy, Inc.	174,783
2,837	CMS Energy Corp.	169,454
3,698	Consolidated Edison, Inc.	268,438
5,986	Dominion Energy, Inc.	437,098
2,251	DTE Energy Co.	251,459
5,409	MDU Resources Group, Inc.	160,485
6,003	NiSource, Inc.	145,452
993	NorthWestern Corp.	56,899
4,932	Public Service Enterprise Group, Inc.	300,359
2,268	Sempra Energy	286,902
305	Unitil Corp.	13,048
3,038	WEC Energy Group, Inc.	267,951

		2,887,974

Oil, Gas & Consumable Fuels (3.1%):
332	Adams Resources & Energy, Inc.	10,083
7,652	Antero Resources Corp.*	143,934
7,688	APA Corp.	164,754
432	Arch Resources, Inc.*	40,068
1,988	Berry Corp.	14,333
1,149	Bonanza Creek Energy, Inc.	55,037

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,819	Callon Petroleum Co.*	$138,357
6,243	Centennial Resource Development, Inc., Class A*^	41,828
2,978	Cheniere Energy, Inc.*	290,861
14,494	Chevron Corp.	1,470,416
2,741	Cimarex Energy Co.	239,015
7,534	Clean Energy Fuel Corp.*	61,402
6,372	CNX Resources Corp.*	80,415
2,370	Comstock Resources, Inc.*	24,530
14,563	ConocoPhillips	986,935
1,846	CONSOL Energy, Inc.*	48,033
10,215	Continental Resources, Inc.^	471,422
6,877	Coterra Energy, Inc.	149,644
2,225	CVR Energy, Inc.	37,069
2,204	Delek US Holdings, Inc.	39,606
23,604	Devon Energy Corp.	838,178
5,705	DHT Holdings, Inc.	37,254
2,202	Diamondback Energy, Inc.	208,463
58	Dorian LPG, Ltd.	720
1,125	DT Midstream, Inc.	52,020
5,391	Enlink Midstream LLC	36,767
7,121	EOG Resources, Inc.	571,603
7,807	EQT Corp.*	159,731
2,812	Equitrans Midstream Corp.	28,514
31,776	Exxon Mobil Corp.	1,869,064
1,014	Green Plains, Inc.*	33,107
4,294	Hess Corp.	335,404
4,760	HollyFrontier Corp.	157,699
1,180	International Seaways, Inc.	21,500
19,091	Kinder Morgan, Inc.	319,392
17,233	Kosmos Energy, Ltd.*	51,010
609	Laredo Petroleum, Inc.*	49,372
17,859	Marathon Oil Corp.	244,133
8,082	Marathon Petroleum Corp.	499,548
3,899	Matador Resources Co.	148,318
4,219	Murphy Oil Corp.	105,348
17,900	Occidental Petroleum Corp.	529,482
6,100	ONEOK, Inc.	353,739
4,281	Ovintiv, Inc.	140,759
2,936	PAR Pacific Holdings, Inc.*	46,154
3,458	PBF Energy, Inc., Class A*	44,850
3,014	PDC Energy, Inc.	142,833
4,173	Peabody Energy Corp.*	61,719
787	Penn Virginia Corp.*	20,989
4,501	Phillips 66	315,205
1,401	PHX Minerals, Inc.	4,287
3,360	Pioneer Natural Resources Co.	559,474
6	PrimeEnergy Resources Corp.*	360
4,715	Range Resources Corp.*	106,700
1,426	Renewable Energy Group, Inc.*	71,585
374	REX American Resources Corp.*	29,871
1,682	Scorpio Tankers, Inc.	31,184
3,507	SFL Corp., Ltd.	29,389
5,410	SM Energy Co.	142,716
24,131	Southwestern Energy Co.*	133,686
3,310	Talos Energy, Inc.*	45,579
4,483	Targa Resources Corp.	220,608
6,407	Teekay Shipping Corp.*	23,450
1,031	Teekay Tankers, Ltd., Class A*	14,980
31	Texas Pacific Land Corp.	37,490
4,537	Valero Energy Corp.	320,176
14,709	Williams Cos., Inc.	381,551
1,790	World Fuel Services Corp.	60,180

		14,143,883

Paper & Forest Products (0.1%):
1,071	Boise Cascade Co.	57,812

Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
545	Clearwater Paper Corp.*	$20,890
1,418	Domtar Corp.*	77,338
2,520	Glatfelter Corp.	35,532
3,640	Louisiana-Pacific Corp.	223,387
3,875	Mercer International, Inc.	44,911
617	Neenah, Inc.	28,758
2,344	Resolute Forest Products	27,894
665	Schweitzer-Mauduit International, Inc.	23,049
2,251	Verso Corp.	46,708

		586,279

Personal Products (0.2%):
12,350	Coty, Inc., Class A*	97,071
1,291	Edgewell Personal Care Co.	46,863
854	elf Beauty, Inc.*	24,809
1,909	Estee Lauder Co., Inc. (The), Class A	572,566
2,298	Herbalife Nutrition, Ltd.*	97,389
594	Inter Parfums, Inc.	44,413
186	Medifast, Inc.	35,831
1,236	Natures Sunshine Products, Inc.	18,108
1,116	Nu Skin Enterprises, Inc., Class A	45,165
340	United-Guardian, Inc.	4,821
645	Usana Health Sciences, Inc.*	59,469

		1,046,505

Pharmaceuticals (2.9%):
2,003	Amphastar Pharmaceuticals, Inc.*	38,077
900	ANI Pharmaceuticals, Inc.*	29,538
885	Assembly Biosciences, Inc.*	3,080
17,646	Bristol-Myers Squibb Co.	1,044,114
2,125	Catalent, Inc.*	282,774
2,976	Corcept Therapeutics, Inc.*	58,568
1,468	Cumberland Pharmaceuticals, Inc.*	3,964
1,054	Cymabay Therapeutics, Inc.*	3,847
6,155	Elanco Animal Health, Inc.*	196,283
7,573	Eli Lilly & Co.	1,749,742
8,827	Endo International plc*	28,599
3,032	Horizon Therapeutics plc*	332,125
3,292	Innoviva, Inc.*	55,009
1,338	Intra-Cellular Therapies, Inc.*	49,881
1,466	Jazz Pharmaceuticals plc*	190,888
23,794	Johnson & Johnson	3,842,731
2,281	Lannett Co., Inc.*	6,843
24,740	Merck & Co., Inc.	1,858,221
3,567	Nektar Therapeutics*	64,063
2,474	Organon & Co.	81,122
1,317	Otonomy, Inc.*	2,529
3,223	Perrigo Co. plc	152,545
41,500	Pfizer, Inc.	1,784,915
793	Phibro Animal Health Corp., Class A	17,081
1,580	Prestige Consumer Healthcare, Inc.*	88,654
2,965	Royalty Pharma plc, Class A	107,155
1,789	Supernus Pharmaceuticals, Inc.*	47,713
923	Taro Pharmaceutical Industries, Ltd.*	58,730
17,276	Viatris, Inc.	234,090
4,585	Zoetis, Inc.	890,132
1,297	Zogenix, Inc.*	19,701

		13,322,714

Professional Services (0.7%):
1,184	ASGN, Inc.*	133,958
494	Barrett Business Services, Inc.	37,672
1,617	CBIZ, Inc.*	52,294
2,143	Clarivate plc*	46,932
2,160	CoStar Group, Inc.*	185,890
456	CRA International, Inc.	45,299
1,098	Equifax, Inc.	278,255
1,104	Exponent, Inc.	124,918

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
825	Forrester Research, Inc.*	$40,640
723	FTI Consulting, Inc.*	97,388
421	Heidrick & Struggles International, Inc.	18,789
466	Hill International, Inc.*	965
660	Huron Consulting Group, Inc.*	34,320
329	ICF International, Inc.	29,376
3,021	IHS Markit, Ltd.	352,309
514	Insperity, Inc.	56,920
1,042	Kelly Services, Inc., Class A	19,673
577	Kforce, Inc.	34,412
1,558	Korn Ferry	112,737
1,391	ManpowerGroup, Inc.	150,617
659	Mistras Group, Inc.*	6,695
11,810	Nielsen Holdings plc	226,634
2,125	Resources Connection, Inc.	33,533
3,340	Robert Half International, Inc.	335,102
2,719	TransUnion	305,371
1,894	TriNet Group, Inc.*	179,135
1,029	Trueblue, Inc.*	27,865
1,755	Verisk Analytics, Inc.	351,474
633	Willdan Group, Inc.*	22,528

		3,341,701

Real Estate Management & Development (0.3%):
4,164	CBRE Group, Inc., Class A*	405,407
2,451	Cushman & Wakefield plc*	45,613
279	Forestar Group, Inc.*	5,198
232	FRP Holdings, Inc.*	12,973
1,280	Howard Hughes Corp. (The)*	112,397
323	Indus Realty Trust, Inc.	22,642
1,285	Jones Lang LaSalle, Inc.*	318,796
4,260	Kennedy-Wilson Holdings, Inc.	89,119
977	Marcus & Millichap, Inc.*	39,686
6,929	Newmark Group, Inc.	99,154
997	Rafael Holdings, Inc., Class B*	30,638
910	RE/MAX Holdings, Inc., Class A	28,355
3,814	Realogy Holdings Corp.*	66,897
681	Redfin Corp.*^	34,118
1,447	Tejon Ranch Co.*	25,699
357	The RMR Group, Inc., Class A	11,942
1,857	The St Joe Co.	78,180

		1,426,814

Road & Rail (1.3%):
598	AMERCO, Inc.	386,326
757	ArcBest Corp.	61,900
1,730	Avis Budget Group, Inc.*	201,562
419	Covenant Logistics Group, Inc.*	11,585
21,074	CSX Corp.	626,741
1,925	Heartland Express, Inc.	30,838
2,007	J.B. Hunt Transport Services, Inc.	335,611
1,439	Kansas City Southern	389,451
4,311	Knight-Swift Transportation Holdings, Inc.	220,508
1,096	Landstar System, Inc.	172,971
422	Lyft, Inc., Class A*	22,615
2,410	Marten Transport, Ltd.	37,813
1,910	Norfolk Southern Corp.	456,968
1,887	Old Dominion Freight Line, Inc.	539,644
800	P.A.M. Transportation SVCS*	35,984
1,902	Ryder System, Inc.	157,314
576	Saia, Inc.*	137,105
2,500	Schneider National, Inc., Class B	56,850
2,809	Uber Technologies, Inc.*	125,843
8,160	Union Pacific Corp.	1,599,442
586	Universal Logistics Holdings, Inc.	11,767
1,023	USA Truck, Inc.*	15,631

Shares		Value
Common Stocks, continued
Road & Rail, continued
2,378	Werner Enterprises, Inc.	$105,274
1,829	Yellow Corp.*	10,334

		5,750,077

Semiconductors & Semiconductor Equipment (5.0%):
870	Advanced Energy Industries, Inc.	76,342
8,812	Advanced Micro Devices, Inc.*	906,755
1,120	Alpha & Omega Semiconductor, Ltd.*	35,134
630	Ambarella, Inc.*	98,116
9,610	Amkor Technology, Inc.	239,769
5,357	Analog Devices, Inc.	897,190
8,174	Applied Materials, Inc.	1,052,239
608	Axcelis Technologies, Inc.*	28,594
1,701	AXT, Inc.*	14,169
3,805	Broadcom, Inc.	1,845,159
1,619	Brooks Automation, Inc.	165,705
437	CEVA, Inc.*	18,647
1,665	Cirrus Logic, Inc.*	137,113
697	CMC Materials, Inc.	85,891
2,261	Cohu, Inc.*	72,216
1,991	Cree, Inc.*	160,733
1,027	Diodes, Inc.*	93,036
1,512	Entegris, Inc.	190,361
2,557	First Solar, Inc.*	244,091
1,662	FormFactor, Inc.*	62,042
1,314	GSI Technology, Inc.*	6,938
948	Ichor Holdings, Ltd.*	38,953
54,534	Intel Corp.	2,905,572
1,702	KLA Corp.	569,336
1,562	Kulicke & Soffa Industries, Inc.	91,033
1,724	Lam Research Corp.	981,215
2,049	Lattice Semiconductor Corp.*	132,468
876	MA-COM Technology Solutions Holdings, Inc.*	56,826
10,107	Marvell Technology, Inc.	609,553
1,132	MaxLinear, Inc., Class A*	55,751
2,433	Microchip Technology, Inc.	373,441
12,177	Micron Technology, Inc.	864,323
1,341	MKS Instruments, Inc.	202,370
334	Monolithic Power Systems, Inc.	161,883
1,500	Neophotonics Corp.*	13,065
150	NVE Corp.	9,595
16,996	NVIDIA Corp.	3,520,891
592	NXP Semiconductors NV	115,955
5,936	ON Semiconductor Corp.*	271,691
1,334	Onto Innovation, Inc.*	96,382
1,438	PDF Solutions, Inc.*	33,132
2,358	Photronics, Inc.*	32,140
1,116	Power Integrations, Inc.	110,473
1,567	Qorvo, Inc.*	261,987
10,704	Qualcomm, Inc.	1,380,602
2,888	Rambus, Inc.*	64,114
1,305	Semtech Corp.*	101,751
867	Silicon Laboratories, Inc.*	121,519
2,322	Skyworks Solutions, Inc.	382,619
1,151	SMART Global Holdings, Inc.*	51,220
371	SolarEdge Technologies, Inc.*	98,397
834	Synaptics, Inc.*	149,895
2,449	Teradyne, Inc.	267,357
9,581	Texas Instruments, Inc.	1,841,564
1,251	Ultra Clean Holdings, Inc.*	53,293
885	Universal Display Corp.	151,300
1,442	Veeco Instruments, Inc.*	32,027
3,065	Xilinx, Inc.	462,784

		23,096,717

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Software (7.1%):
3,453	ACI Worldwide, Inc.*	$106,111
4,078	Adobe, Inc.*	2,347,786
1,142	Alarm.com Holding, Inc.*	89,293
591	Alteryx, Inc., Class A*	43,202
1,009	American Software, Inc., Class A	23,964
1,301	Anaplan, Inc.*	79,218
734	ANSYS, Inc.*	249,890
858	Asana, Inc.*	89,095
1,409	Aspen Technology, Inc.*	173,025
447	Atlassian Corp. plc, Class A*	174,965
1,996	Autodesk, Inc.*	569,199
523	Avalara, Inc.*	91,405
1,879	Avaya Holdings Corp.*	37,185
2,272	Aware, Inc.*	9,292
313	Bill.com Holdings, Inc.*	83,555
1,196	Blackbaud, Inc.*	84,139
3	Blackline, Inc.*	354
794	Bottomline Technologies, Inc.*	31,188
2,029	Box, Inc.*	48,026
2,111	Cadence Design Systems, Inc.*	319,690
2,601	CDK Global, Inc.	110,673
820	Cerence, Inc.*	78,810
1,198	Ceridian HCM Holding, Inc.*	134,919
1,606	Citrix Systems, Inc.	172,436
519	Cloudflare, Inc., Class A*	58,465
1,830	Cognyte Software, Ltd.*	37,606
505	CommVault Systems, Inc.*	38,032
387	Coupa Software, Inc.*	84,823
487	Crowdstrike Holdings, Inc., Class A*	119,695
400	Datadog, Inc., Class A*	56,540
513	DocuSign, Inc.*	132,062
3,824	Dropbox, Inc., Class A*	111,737
1,149	Dynatrace, Inc.*	81,545
1,380	Ebix, Inc.	37,163
281	Elastic NV*	41,866
990	Envestnet, Inc.*	79,438
429	Everbridge, Inc.*	64,796
410	Fair Isaac Corp.*	163,151
1,784	FireEye, Inc.*	31,755
337	Five9, Inc.*	53,832
2,322	Fortinet, Inc.*	678,117
853	Globant SA*	239,702
1,145	Guidewire Software, Inc.*	136,106
239	HubSpot, Inc.*	161,586
2,145	Intuit, Inc.	1,157,249
1,474	J2 Global, Inc.*	201,378
1,094	Manhattan Associates, Inc.*	167,415
60,287	Microsoft Corp.	16,996,111
1,654	N-Able, Inc.*^	20,526
600	New Relic, Inc.*	43,062
7,021	NortonLifeLock, Inc.	177,631
3,699	Nuance Communications, Inc.*	203,593
1,157	Nutanix, Inc., Class A*	43,619
879	OneSpan, Inc.*	16,508
18,418	Oracle Corp.	1,604,760
2,718	Palantir Technologies, Inc., Class A*	65,341
332	Palo Alto Networks, Inc.*	159,028
513	Paycom Software, Inc.*	254,320
443	Paylocity Holding Corp.*	124,217
565	Pegasystems, Inc.	71,811
947	Progress Software Corp.	46,583
1,146	PTC, Inc.*	137,279
389	Q2 Holdings, Inc.*	31,174
894	Qualys, Inc.*	99,493
2,745	RealNetworks, Inc.*	4,365
371	RingCentral, Inc., Class A*	80,692
4,993	salesforce.com, Inc.*	1,354,201

Shares		Value
Common Stocks, continued
Software, continued
1,200	Sapiens International Corp. NV	$34,536
574	ServiceNow, Inc.*	357,183
585	Smartsheet, Inc., Class A*	40,260
967	Splunk, Inc.*	139,935
3,224	SS&C Technologies Holdings, Inc.	223,746
2,279	Synchronoss Technologies, Inc.*	5,470
851	Synopsys, Inc.*	254,798
2,670	The Trade Desk, Inc., Class A*	187,701
409	Tyler Technologies, Inc.*	187,588
1,103	Varonis Systems, Inc.*	67,118
1,022	Verint Systems, Inc.*	45,775
742	Vmware, Inc., Class A*^	110,335
494	Workday, Inc., Class A*	123,446
7,046	Xperi Holding Corp.	132,747
175	Zendesk, Inc.*	20,368
185	Zoom Video Communications, Inc., Class A*	48,377
566	Zscaler, Inc.*	148,417

		32,743,593

Specialty Retail (2.7%):
1,093	Aaron’s Co., Inc. (The)	30,101
3,415	Abercrombie & Fitch Co., Class A*	128,506
1,285	Advance Auto Parts, Inc.	268,424
5,007	American Eagle Outfitters, Inc.	129,181
200	America’s Car Mart, Inc.*	23,356
534	Asbury Automotive Group, Inc.*	105,059
2,991	AutoNation, Inc.*	364,184
213	AutoZone, Inc.*	361,672
3,164	Barnes & Noble Education, Inc.*	31,608
3,437	Bed Bath & Beyond, Inc.*	59,374
5,264	Best Buy Co., Inc.	556,457
1,657	Big 5 Sporting Goods Corp.^	38,177
841	Boot Barn Holdings, Inc.*	74,740
583	Build-A-Bear Workshop, Inc.*	9,876
355	Burlington Stores, Inc.*	100,667
2,280	Caleres, Inc.	50,662
2,949	CarMax, Inc.*	377,354
155	Carvana Co.*	46,739
1,987	Cato Corp., Class A	32,865
7,822	Chico’s FAS, Inc.*	35,121
881	Citi Trends, Inc.*	64,278
1,572	Conn’s, Inc.*	35,889
3,425	Designer Brands, Inc., Class A*	47,710
2,039	Dick’s Sporting Goods, Inc.	244,211
1,045	Five Below, Inc.*	184,766
2,381	Floor & Decor Holdings, Inc., Class A*	287,601
3,374	Foot Locker, Inc.	154,057
8,563	Gap, Inc. (The)	194,380
435	Genesco, Inc.*	25,113
630	Group 1 Automotive, Inc.	118,364
2,846	Guess?, Inc.	59,795
583	Haverty Furniture Cos., Inc.	19,653
499	Hibbett, Inc.	35,299
8,873	Home Depot, Inc. (The)	2,912,651
875	Lithia Motors, Inc.	277,410
6,432	Lowe’s Cos., Inc.	1,304,796
527	MarineMax, Inc.*	25,570
751	Monro, Inc.	43,190
1,077	Murphy U.S.A., Inc.	180,139
1,200	National Vision Holdings, Inc.*	68,124
1,542	ODP Corp. (The)*	61,927
702	O’Reilly Automotive, Inc.*	428,964
1,891	Penske Automotive Group, Inc.	190,235
1,792	Rent-A-Center, Inc.	100,728
296	RH*	197,405

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
2,006	Ross Stores, Inc.	$218,353
1,832	Sally Beauty Holdings, Inc.*	30,869
1,200	Shoe Carnival, Inc.	38,904
1,393	Signet Jewelers, Ltd.	109,991
472	Sleep Number Corp.*	44,123
844	Sonic Automotive, Inc., Class A	44,344
1,606	Sportsman’s Warehouse Holdings, Inc.*	28,266
848	The Buckle, Inc.	33,572
988	The Children’s Place, Inc.*	74,357
854	Tilly’s, Inc.	11,965
7,948	TJX Cos., Inc. (The)	524,409
1,904	Tractor Supply Co.	385,769
827	Ulta Beauty, Inc.*	298,481
2,187	Urban Outfitters, Inc.*	64,932
594	Victoria’s Secret & Co.*	32,824
1,960	Williams-Sonoma, Inc.	347,567
75	Winmark Corp.	16,127
729	Zumiez, Inc.*	28,985

		12,420,216

Technology Hardware, Storage & Peripherals (5.1%):
2,378	3D Systems Corp.*	65,561
150,545	Apple, Inc.	21,302,118
728	AstroNova, Inc.*	10,956
2,354	Avid Technology, Inc.*	68,078
1,874	Dell Technologies, Inc., Class C*	194,971
19,633	Hewlett Packard Enterprise Co.	279,770
12,288	HP, Inc.	336,200
4,627	NCR Corp.*	179,343
3,014	NetApp, Inc.	270,537
4,094	Pure Storage, Inc., Class A*	103,005
3,114	Seagate Technology Holdings plc	256,967
1,794	Stratasys, Ltd.*	38,607
4,585	Western Digital Corp.*	258,777
4,758	Xerox Holdings Corp.	95,969

		23,460,859

Textiles, Apparel & Luxury Goods (1.0%):
3,367	Capri Holdings, Ltd.*	162,996
840	Carter’s, Inc.	81,682
1,677	Columbia Sportswear Co.	160,724
1,693	Crocs, Inc.*	242,912
810	Culp, Inc.	10,433
620	Deckers Outdoor Corp.*	223,324
1,494	Fossil Group, Inc.*	17,704
2,480	G-III Apparel Group, Ltd.*	70,184
9,857	Hanesbrands, Inc.	169,146
795	Kontoor Brands, Inc.	39,710
1,887	Levi Strauss & Co.	46,250
1,042	Lululemon Athletica, Inc.*	421,697
1,551	Movado Group, Inc.	48,841
11,368	Nike, Inc., Class B	1,650,975
405	Oxford Industries, Inc.	36,519
1,797	PVH Corp.*	184,714
1,225	Ralph Lauren Corp.	136,024
570	Rocky Brands, Inc.	27,138
3,202	Skechers U.S.A., Inc., Class A*	134,868
1,560	Steven Madden, Ltd.	62,650
700	Superior Group of Cos., Inc.	16,303
6,144	Tapestry, Inc.	227,451
3,369	Under Armour, Inc., Class A*	67,986
3,746	Under Armour, Inc., Class C*	65,630
1,027	Unifi, Inc.*	22,522
802	Vera Bradley, Inc.*	7,547
3,169	VF Corp.	212,291

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,153	Wolverine World Wide, Inc.	$34,405

		4,582,626

Thrifts & Mortgage Finance (0.5%):
1,866	Axos Financial, Inc.*	96,174
1,591	BankFinancial Corp.	18,265
3,362	Capitol Federal Financial, Inc.	38,629
2,223	Columbia Financial, Inc.*	41,126
855	ESSA Bancorp, Inc.	14,193
3,469	Essent Group, Ltd.	152,671
403	Federal Agricultural Mortgage Corp.	43,734
408	First Capital, Inc.	16,638
1,989	Flagstar Bancorp, Inc.	101,001
8	Greene County Bancorp, Inc.	291
62	Hingham Institution for Savings	20,875
628	HomeStreet, Inc.	25,842
413	IF Bancorp, Inc.	9,363
2,442	Kearny Financial Corp.	30,354
1,249	Kentucky First Federal Bancorp	8,918
750	Lake Shore Bancorp, Inc.	11,243
194	LendingTree, Inc.*	27,127
1,119	Meridian Bancorp, Inc.	23,230
1,630	Meta Financial Group, Inc.	85,542
10,413	MGIC Investment Corp.	155,779
2,681	Mr Cooper Group, Inc.*	110,377
13,097	New York Community Bancorp, Inc.	168,558
2,461	NMI Holdings, Inc., Class A*	55,643
1,501	Northfield Bancorp, Inc.	25,757
3,456	Northwest Bancshares, Inc.	45,896
1,932	Oceanfirst Financial Corp.	41,364
503	Oconee Federal Financial Corp.	11,670
465	Ocwen Financial Corp.*	13,080
1,369	Premier Financial Corp.	43,589
679	Provident Financial Holdings, Inc.	11,597
2,256	Provident Financial Services, Inc.	52,948
6,456	Radian Group, Inc.	146,680
420	Riverview Bancorp, Inc.	3,053
561	Southern Missouri Bancorp, Inc.	25,183
1,764	Sterling Bancorp, Inc.*	9,102
733	Territorial Bancorp, Inc.	18,604
5,381	TFS Financial Corp.	102,562
559	TrustCo Bank Corp. NY	17,871
2,436	Washington Federal, Inc.	83,579
728	Waterstone Financial, Inc.	14,917
1,074	Wawlker & Dunlop, Inc.	121,899
1,498	Western New England BanCorp, Inc.	12,778
1,389	WSFS Financial Corp.	71,270

		2,128,972

Tobacco (0.4%):
17,524	Altria Group, Inc.	797,692
11,266	Philip Morris International, Inc.	1,067,904
518	Universal Corp.	25,035
3,098	Vector Group, Ltd.	39,500

		1,930,131

Trading Companies & Distributors (0.8%):
3,844	Air Lease Corp.	151,223
948	Applied Industrial Technologies, Inc.	85,443
2,840	Beacon Roofing Supply, Inc.*	135,638
1,592	CAI International, Inc.	89,009
644	DXP Enterprises, Inc.*	19,043
8,092	Fastenal Co.	417,628
876	GATX Corp.	78,455
977	Global Industrial Co.	37,019
1,243	GMS, Inc.*	54,443
1,047	H&E Equipment Services, Inc.	36,341
1,424	Herc Holdings, Inc.*	232,767
1,307	Huttig Building Products, Inc.*	6,953

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
870	Kaman Corp., Class A	$31,033
2,381	MRC Global, Inc.*	17,477
1,633	MSC Industrial Direct Co., Inc., Class A	130,950
3,189	NOW, Inc.*	24,396
1,547	Rush Enterprises, Inc., Class A	69,863
1,003	SiteOne Landscape Supply, Inc.*	200,068
1,757	Textainer Group Holdings, Ltd.*	61,337
651	Titan Machinery, Inc.*	16,867
173	Transcat, Inc.*	11,155
2,472	Triton International, Ltd.	128,643
1,812	United Rentals, Inc.*	635,885
3,997	Univar Solutions, Inc.*	95,209
1,184	Veritiv Corp.*	106,039
826	W.W. Grainger, Inc.	324,668
662	Watsco, Inc.	175,178
84	Watsco, Inc., Class B	22,570
1,396	WESCO International, Inc.*	160,987

		3,556,287

Transportation Infrastructure (0.0%†):
2,859	Macquarie Infrastructure Holdings LLC	115,961

Water Utilities (0.2%):
830	American States Water Co.	70,982
1,750	American Water Works Co., Inc.	295,820
491	Artesian Resources Corp.	18,741
1,107	California Water Service Group	65,236
3,223	Essential Utilities, Inc.	148,516
355	Middlesex Water Co.	36,487
669	Pure Cycle Corp.*	8,904
498	SJW Group	32,898
372	York Water Co. (The)	16,249

		693,833

Wireless Telecommunication Services (0.2%):
1,333	Shenandoah Telecommunications Co.	42,096
1,649	Spok Holdings, Inc.	16,853
2,954	Telephone & Data Systems, Inc.	57,603
7,283	T-Mobile USA, Inc.*	930,476
1,151	United States Cellular Corp.*	36,705

		1,083,733

Total Common Stocks (Cost $244,281,880)		457,257,625

Preferred Stocks (0.0%†):
Internet & Direct Marketing Retail (0.0%†):
264	Qurate Retail, Inc., 3/15/31	28,551

Trading Companies & Distributors (0.0%†):
1,076	WESCO International, Inc., Series A	33,765

Total Preferred Stocks (Cost $113,834)		62,316

Contracts		Value
Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
143	Nabors Industries, Ltd., 6/11/26	835

Total Warrant (Cost $–)		835

Shares		Value
Rights (0.0%†):
Biotechnology (0.0%†):
3,743	Achillion Pharm CVR, Expires on 1/29/49*	5,427

Household Durables (0.0%†):
1,918	Zagg, Inc. CVR, Expires on 1/2/49*	173

Shares		Value
Rights, continued
Media (0.0%†):
9,820	Media General, Inc. CVR, Expires on 12/31/49*	$554

Total Rights (Cost $3,216)		6,154

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.4%):
1,848,503	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	1,848,503

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,848,503)		1,848,503

Shares		Value
Unaffiliated Investment Company (0.7%):

Money Markets (0.7%):
3,163,760	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	3,163,760

Total Unaffiliated Investment Company (Cost $3,163,760)		3,163,760

Total Investment Securities
(Cost $249,411,193) - 100.7%		462,339,193
Net other assets (liabilities) - (0.7)%		(3,273,374)

Net Assets - 100.0%		$459,065,819

Percentages indicated are based on net assets as of September 30, 2021.

CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities o4n loan as of September 30, 2021 was $1,781,665.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(c)	The rate represents the effective yield at September 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (100.0%):
Aerospace & Defense (0.9%):
2,616	AAR Corp.*	$84,837
5,304	Aerojet Rocketdyne Holdings, Inc.	230,989
1,350	AeroVironment, Inc.*	116,532
2,615	Astronics Corp.*	36,767
392	Astronics Corp., Class B*	5,566
869	BWX Technologies, Inc.	46,804
1,113	Curtiss-Wright Corp.	140,438
766	Ducommun, Inc.*	38,568
2,314	Hexcel Corp.*	137,429
3,376	Innovative Solutions & Support, Inc.	24,138
7,496	Kratos Defense & Security Solutions, Inc.*	167,236
1,825	Maxar Technologies, Inc.	51,684
1,336	Mercury Systems, Inc.*	63,353
1,961	Moog, Inc., Class A	149,487
685	National Presto Industries, Inc.	56,225
2,564	Park Aerospace Corp., Class C	35,076
1,291	Parsons Corp.*	43,584
759	Vectrus, Inc.*	38,163

		1,466,876

Air Freight & Logistics (0.4%):
738	Air T, Inc.*	20,384
2,305	Air Transport Services Group, Inc.*	59,492
743	Atlas Air Worldwide Holdings, Inc.*	60,688
2,255	Echo Global Logistics, Inc.*	107,586
1,767	Forward Air Corp.	146,696
2,225	Hub Group, Inc., Class A*	152,969
5,212	Radiant Logistics, Inc.*	33,305

		581,120

Airlines (0.5%):
1,115	Allegiant Travel Co.*	217,960
899	Copa Holdings SA, Class A*	73,161
3,192	Hawaiian Holdings, Inc.*	69,139
12,473	JetBlue Airways Corp.*	190,712
2,017	SkyWest, Inc.*	99,519
4,325	Spirit Airlines, Inc.*	112,190

		762,681

Auto Components (1.4%):
5,318	Adient plc*	220,431
4,351	American Axle & Manufacturing Holdings, Inc.*	38,332
2,216	Cooper-Standard Holding, Inc.*	48,553
8,755	Dana, Inc.	194,711
2,064	Dorman Products, Inc.*	195,399
2,511	Fox Factory Holding Corp.*	362,940
2,381	Gentherm, Inc.*	192,694
17,140	Goodyear Tire & Rubber Co. (The)*	303,378
1,306	LCI Industries	175,827
5,052	Modine Manufacturing Co.*	57,239
1,911	Motorcar Parts of America, Inc.*	37,265
2,091	Standard Motor Products, Inc.	91,398
2,242	Stoneridge, Inc.*	45,714
1,139	Tenneco, Inc.*	16,254
472	Veoneer, Inc.*^	16,076
2,113	Visteon Corp.*	199,446

		2,195,657

Automobiles (0.2%):
3,678	Harley-Davidson, Inc.	134,652
140	Thor Industries, Inc.	17,186
1,823	Winnebago Industries, Inc.	132,076

		283,914

Banks (11.5%):
1,584	1st Constitution Bancorp	37,493
1,859	1st Source Corp.	87,819
410	ACNB Corp.	11,480

Shares		Value
Common Stocks, continued
Banks, continued
880	Allegiance Bancshares, Inc.	$33,572
1,452	Altabancorp	64,120
939	American National Bankshares, Inc.	31,025
4,025	Ameris Bancorp	208,817
1,149	Ames National Corp.	26,726
1,609	Arrow Financial Corp.	55,285
7,940	Associated Banc-Corp.	170,075
1,465	Atlantic Capital Bancshares, Inc.*	38,808
4,025	Atlantic Union Bankshares Corp.	148,321
13	Auburn National Bancorp, Inc.	442
3,062	Banc of California, Inc.	56,616
2,288	BancFirst Corp.	137,555
4,548	Bancorp, Inc. (The)*	115,747
6,784	BancorpSouth Bank	202,028
2,653	Bank of Commerce Holdings	40,246
2,229	Bank of Hawaii Corp.	183,157
1,191	Bank of Marin Bancorp	44,960
3,717	Bank of Nt Butterfield & Son, Ltd. (The)	131,991
485	Bank of South Carolina Corp.	9,753
6,791	Bank OZK	291,877
5,871	BankUnited, Inc.	245,525
1,789	Banner Corp.	98,771
872	Bar Harbor Bankshares	24,460
1,217	Baycom Corp.*	22,636
595	BCB Bancorp, Inc.	8,782
3,434	Berkshire Hills Bancorp, Inc.	92,649
2,278	BOK Financial Corp.	203,995
4,406	Brookline Bancorp, Inc.	67,236
1,666	Bryn Mawr Bank Corp.	76,553
667	Business First Bancshares, Inc.	15,601
2,546	Byline BanCorp, Inc.	62,530
227	C&F Financial Corp.	12,056
7,417	Cadence Bancorp	162,877
436	Cambridge Bancorp	38,368
1,359	Camden National Corp.	65,096
1,471	Capital City Bank Group, Inc.	36,393
4,300	Cathay General Bancorp	177,977
1,646	CBTX, Inc.	43,421
2,313	Central Pacific Financial Corp.	59,398
1,141	Central Valley Community Bancorp	24,532
668	Chemung Financial Corp.	30,260
6,348	CIT Group, Inc.	329,779
1,509	Citizens & Northern Corp.	38,117
718	Citizens Holding Co.	13,419
798	City Holding Co.	62,172
822	Civista Bancshares, Inc.	19,095
1,205	CNB Financial Corp.	29,330
85	Codorus Valley Bancorp, Inc.	1,916
56	Colony Bankcorp, Inc.	1,049
3,942	Columbia Banking System, Inc.	149,757
2,562	Community Bank System, Inc.	175,292
3,296	Community Bankers Trust Corp.	37,476
1,343	Community Trust Bancorp, Inc.	56,540
525	Community West Bancshares	6,956
2,115	ConnectOne Bancorp, Inc.	63,471
2,253	CrossFirst Bankshares, Inc.*	29,289
361	Cullen/Frost Bankers, Inc.	42,822
2,541	Customers Bancorp, Inc.	109,314
7,400	CVB Financial Corp.	150,738
2,920	Dime Community Bancshares, Inc.	95,367
609	Eagle Bancorp Montana, Inc.	13,623
2,205	Eagle Bancorp, Inc.	126,788
2,149	Enterprise Financial Services Corp.	97,307
924	Equity Bancshares, Inc.	30,843
534	Evans Bancorp, Inc.	20,452
16,842	F.N.B. Corp.	195,704

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
2,582	Farmers National Banc Corp.	$40,563
2,391	FB Financial Corp.	102,526
1,568	Financial Institutions, Inc.	48,059
11,810	First Bancorp	155,302
1,491	First Bancorp, Inc.	43,448
1,552	First Bancorp/Southern Pines NC	66,752
1,053	First Bancshares, Inc. (The)	40,835
2,776	First Busey Corp.	68,373
940	First Business Financial Services, Inc.	26,987
66	First Citizens BancShares, Inc., Class A	55,649
5,511	First Commonwealth Financial Corp.	75,115
1,099	First Community Bankshares	34,860
4,894	First Financial Bancorp	114,569
4,420	First Financial Bankshares, Inc.	203,099
812	First Financial Corp.	34,145
1,717	First Financial Northwest, Inc.	28,107
3,058	First Foundation, Inc.	80,425
6,483	First Hawaiian, Inc.	190,276
1,349	First Horizon Corp.	21,975
402	First Internet BanCorp	12,534
2,302	First Interstate BancSystem, Class A	92,679
3,084	First Merchants Corp.	129,035
720	First Mid Bancshares, Inc.	29,563
6,306	First Midwest Bancorp, Inc.	119,877
1,367	First of Long Island Corp. (The)	28,160
84	First Savings Financial Group	2,362
234	First United Corp.	4,352
908	First US Bancshares, Inc.	9,752
2,675	Flushing Financial Corp.	60,455
8,311	Fulton Financial Corp.	126,992
1,937	German American Bancorp, Inc.	74,826
5,861	Glacier Bancorp, Inc.	324,406
1,038	Great Southern Bancorp, Inc.	56,893
3,789	Great Western Bancorp, Inc.	124,052
440	Guaranty Bancshares, Inc.	15,774
5,034	Hancock Whitney Corp.	237,202
2,483	Hanmi Financial Corp.	49,809
3,865	HarborOne BanCorp, Inc.	54,265
43	Hawthorn Bancshares, Inc.	996
2,024	Heartland Financial USA, Inc.	97,314
2,978	Heritage Financial Corp.	75,939
4,406	Hertiage Commerce Corp.	51,242
4,502	Hilltop Holdings, Inc.	147,080
9,825	Home Bancshares, Inc.	231,182
1,139	Hometrust Bancshares, Inc.	31,869
6,862	Hope BanCorp, Inc.	99,087
3,456	Horizon Bancorp	62,796
1,742	Independent Bank Corp.	132,653
2,159	Independent Bank Group, Inc.	153,375
3,151	International Bancshares Corp.	131,208
12,986	Investors Bancorp, Inc.	196,218
3,767	Lakeland Bancorp, Inc.	66,412
1,694	Lakeland Financial Corp.	120,681
905	Landmark Bancorp, Inc.	25,059
1,512	LCNB Corp.	26,672
2,612	Live Oak Bancshares, Inc.	166,202
5,225	Macatawa Bank Corp.	41,957
1,659	Mercantile Bank Corp.	53,138
200	Metropolitan Bank Holding Corp.*	16,860
1,651	Midland States BanCorp, Inc.	40,829
1,041	MidWestone Financial Group, Inc.	31,397
2,052	National Bank Holdings Corp.	83,065
769	National Bankshares, Inc.	27,922
2,591	NBT Bancorp, Inc.	93,587
974	Nicolet Bankshares, Inc.*	72,251

Shares		Value
Common Stocks, continued
Banks, continued
1,136	Northeast Bank	$38,306
657	Northrim Bancorp, Inc.	27,929
609	Norwood Financial Corp.	15,657
2,428	OFG Bancorp	61,234
183	Ohio Valley Banc Corp.	4,992
9,092	Old National Bancorp	154,109
1,004	Old Point Financial Corp.	21,526
3,314	Old Second Bancorp, Inc.	43,281
1,182	Origin Bancorp, Inc.	50,058
1,765	Orrstown Financial Services, Inc.	41,301
1,718	Pacific Mercantile Bancorp*	15,823
5,097	Pacific Premier Bancorp, Inc.	211,220
7,085	PacWest Bancorp	321,092
534	Park National Corp.	65,121
1,636	Parke Bancorp, Inc.	35,878
1,540	Peapack-Gladstone Financial Corp.	51,374
1,452	Penns Woods Bancorp, Inc.	34,500
434	Peoples Bancorp of NC	12,321
2,085	Peoples Bancorp, Inc.	65,907
3,628	People’s United Financial, Inc.	63,381
2,133	Pinnacle Financial Partners, Inc.	200,673
3,166	Popular, Inc.	245,903
1,177	Preferred Bank Los Angeles	78,482
2,309	Primis Financial Corp.	33,388
474	Prosperity Bancshares, Inc.	33,716
1,118	QCR Holdings, Inc.	57,510
351	Rbb BanCorp	8,849
2,844	Renasant Corp.	102,526
1,482	Republic Bancorp, Inc., Class A	75,063
6,466	Republic First Bancorp, Inc.*	19,915
2,122	S & T Bancorp, Inc.	62,535
320	Salisbury Bancorp, Inc.	16,800
2,577	Sandy Spring Bancorp, Inc.	118,078
552	SB Financial Group, Inc.	9,991
3,087	Seacoast Banking Corp of Florida	104,371
1,252	Select Bancorp, Inc.*	21,597
3,948	ServisFirst Bancshares, Inc.	307,154
1,022	Shore Bancshares, Inc.	18,120
1,946	Sierra Bancorp	47,249
6,333	Simmons First National Corp., Class A	187,204
562	Southern First Bancshares, Inc.*	30,067
1,502	Southside Bancshares, Inc.	57,512
3,064	SouthState Corp.	228,789
1,629	Spirit of Texas Bancshares, Inc.	39,422
10,503	Sterling Bancorp	262,155
1,444	Stock Yards Bancorp, Inc.	84,691
682	Summit Financial Group, Inc.	16,716
1,203	Summit State Bank	23,819
4,275	Synovus Financial Corp.	187,630
2,562	Texas Capital Bancshares, Inc.*	153,771
1,140	Tompkins Financial Corp.	92,237
4,066	TowneBank	126,493
1,824	TriCo Bancshares	79,162
2,571	Tristate Capital Holdings, Inc.*	54,377
1,894	Triumph BanCorp, Inc.*	189,646
3,236	Trustmark Corp.	104,264
2,867	UMB Financial Corp.	277,268
13,518	Umpqua Holdings Corp.	273,740
249	Union Bankshares, Inc.	7,958
450	United Bancshares, Inc.	13,725
7,064	United Bankshares, Inc.	256,988
4,792	United Community Banks, Inc.	157,273
916	United Security Bancshares	7,328
42	Unity Bancorp, Inc.	983
1,651	Univest Financial Corp.	45,221
24,217	Valley National Bancorp	322,328

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
1,563	Veritex Holdings, Inc.	$61,520
1,461	Washington Trust Bancorp	77,404
4,657	Webster Financial Corp.	253,620
3,853	WesBanco, Inc.	131,310
1,569	West Bancorp	47,117
1,592	Westamerica Bancorp	89,566
3,352	Wintrust Financial Corp.	269,400

		17,962,323

Beverages (0.3%):
321	Celsius Holdings, Inc.*	28,919
557	Coca-Cola Consolidated, Inc.	219,558
1,140	MGP Ingredients, Inc.	74,214
1,268	National Beverage Corp.	66,558
3,800	NewAge, Inc.*	5,282
985	Willamette Valley Vineyards, Inc.*	12,529

		407,060

Biotechnology (3.9%):
2,838	Abeona Therapeutics, Inc.*	3,179
1,733	AC Immune SA*	11,628
3,308	Adverum Biotechnologies, Inc.*	7,178
3,984	Aeglea BioTherapeutics, Inc.*	31,673
2,640	Agios Pharmaceuticals, Inc.*	121,836
13,598	Akebia Therapeutics, Inc.*	39,162
2,076	Akero Therapeutics, Inc.*	46,399
1,262	Albireo Pharma, Inc.*	39,374
9,015	Alkermes plc*	278,023
2,131	Allogene Therapeutics, Inc.*	54,767
2,056	AnaptysBio, Inc.*	55,759
1,103	Applied Genetic Technologies Corp.*	3,320
629	Applied Therapeutics, Inc.*	10,441
3,961	Arcutis Biotherapeutics, Inc.*	94,628
6,613	Ardelyx, Inc.*^	8,729
3,297	Arena Pharmaceuticals, Inc.*	196,336
4,656	Atara Biotherapeutics, Inc.*	83,342
2,342	Atreca, Inc., Class A*^	14,591
2,657	Avid Bioservices, Inc.*	57,312
1,944	Axcella Health, Inc.*	5,793
1,038	Beyondspring, Inc.*^	16,359
926	Bluebird Bio, Inc.*	17,696
587	Blueprint Medicines Corp.*	60,349
4,360	Calithera Biosciences, Inc.*	9,505
2,880	Cara Therapeutics, Inc.*	44,496
1,034	Caredx, Inc.*	65,525
1,421	CASI Pharmaceuticals, Inc.*	1,691
1,053	Catalyst Biosciences, Inc.*	4,328
5,557	Catalyst Pharmaceuticals, Inc.*	29,452
488	Celcuity, Inc.*	8,784
236	ChemoCentryx, Inc.*	4,036
10,291	Chimerix, Inc.*	63,701
2,139	Chinook Therapeutics, Inc.*	27,294
3,561	Concert Pharmaceuticals, Inc.*	11,644
1,425	Crinetics Pharmaceuticals, Inc.*	29,996
1,634	Cue Biopharma, Inc.*	23,807
2,539	Cytomx Therapeutics, Inc.*	12,924
1,130	Deciphera Pharmaceuticals, Inc.*	38,397
300	Denali Therapeutics, Inc.*	15,135
1,115	Eagle Pharmaceuticals, Inc.*	62,195
3,146	Editas Medicine, Inc.*	129,238
1,660	Eiger BioPharmaceuticals, Inc.*	11,089
2,263	Emergent BioSolutions, Inc.*	113,308
1,500	Enanta Pharmaceuticals, Inc.*	85,215
3,253	Exelixis, Inc.*	68,768
1,575	Fibrogen, Inc.*	16,097
2,705	G1 Therapeutics, Inc.*^	36,301
1,199	Global Blood Therapeutics, Inc.*	30,551
1,738	Glycomimetics Industries*	3,806

Shares		Value
Common Stocks, continued
Biotechnology, continued
2,547	Gritstone bio, Inc.*	$27,508
7,584	Halozyme Therapeutics, Inc.*	308,517
1,570	Harpoon Therapeutics, Inc.*	12,403
2,828	Heron Therapeutics, Inc.*	30,231
592	ImmuCell Corp.*	5,470
3,797	ImmunoGen, Inc.*	21,529
3,325	Infinity Pharmaceuticals, Inc.*	11,372
4,448	Intellia Therapeutics, Inc.*	596,699
955	Iovance Biotherapeutics, Inc.*	23,550
10,352	Ironwood Pharmaceuticals, Inc.*	135,197
422	iTeos Therapeutics, Inc.*	11,394
4,709	IVERIC Bio, Inc.*	76,474
3,800	Jounce Therapeutics, Inc.*	28,234
856	KalVista Pharmaceuticals, Inc.*	14,937
1,550	Karuna Therapeutics, Inc.*	189,612
514	Kiniksa Pharmaceuticals, Ltd., Class A*	5,854
1,081	Krystal Biotech, Inc.*	56,439
2,093	Kura Oncology, Inc.*	39,202
4,768	Lexicon Pharmaceuticals, Inc.*	22,934
830	Ligand Pharmaceuticals, Inc.*	115,636
3,472	Macrogenics, Inc.*	72,704
977	Madrigal Pharmaceuticals, Inc.*	77,955
2,522	Magenta Therapeutics, Inc.*	18,360
900	MediciNova, Inc.*	3,411
2,101	MeiraGTx Holdings plc*	27,691
1,843	Mersana Therapeutics, Inc.*	17,380
1,300	Minerva Neurosciences, Inc.*	2,262
711	Molecular Templates, Inc.*	4,771
710	Morphic Holding, Inc.*	40,214
5,691	Myriad Genetics, Inc.*	183,762
1,223	Oncocyte Corp.*	4,354
26,516	OPKO Health, Inc.*	96,783
14,857	PDL BioPharma, Inc.	13,762
2,098	Protagonist Therapeutics, Inc.*	37,177
3,479	Prothena Corp. plc*	247,809
2,449	REGENXBIO, Inc.*	102,662
427	Repare Therapeutics, Inc.*	11,204
1,686	Replimune Group, Inc.*	49,973
1,106	Rhythm Pharmaceuticals, Inc.*	14,444
9,636	Rigel Pharmaceuticals, Inc.*	34,979
2,920	Rocket Pharmaceuticals, Inc.*	87,279
2,335	Sage Therapeutics, Inc.*	103,464
10,666	Sangamo Therapeutics, Inc.*	96,101
374	Scholar Rock Holding Corp.*	12,349
9,500	Spectrum Pharmaceuticals, Inc.*	20,710
1,478	Spero Therapeutics, Inc.*	27,210
1,098	SpringWorks Therapeutics, Inc.*	69,657
1,866	Surface Oncology, Inc.*	14,126
1,873	Sutro Biopharma, Inc.*	35,381
1,000	Syndax Pharmaceuticals, Inc.*	19,110
905	Syros Pharmaceuticals, Inc.*	4,045
1,755	TCR2 Therapeutics, Inc.*	14,935
2,757	Travere Therapeutics, Inc.*	66,857
533	Turning Point Therapeutics, Inc.*	35,407
491	United Therapeutics Corp.*	90,629
3,525	Vanda Pharmaceuticals, Inc.*	60,419
8,204	Verastem, Inc.*	25,268
2,783	Vericel Corp.*	135,810
4,488	Viking Therapeutics, Inc.*	28,185
1,685	Voyager Therapeutics, Inc.*	4,432
3,464	Xencor, Inc.*	113,134
811	Y-mAbs Therapeutics, Inc.*	23,146

		6,087,660

Building Products (1.3%):
3,183	AAON, Inc.	207,977

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
854	Advanced Drainage Systems, Inc.	$92,377
824	American Woodmark Corp.*	53,865
2,007	Apogee Enterprises, Inc.	75,784
3,226	Armstrong Flooring, Inc.*	10,097
2,909	Armstrong World Industries, Inc.	277,722
914	AZEK Co., Inc. (The)*	33,389
3,446	Cornerstone Building Brands, Inc.*	50,346
815	Csw Industrials, Inc.	104,076
1,452	Gibraltar Industries, Inc.*	101,132
1,043	Griffon Corp.	25,658
1,762	Insteel Industries, Inc.	67,044
3,941	Jeld-Wen Holding, Inc.*	98,643
871	Masonite International Corp.*	92,439
928	Patrick Industries, Inc.	77,302
4,557	PGT Innovations, Inc.*	87,039
2,436	Quanex Building Products Corp.	52,155
3,705	Resideo Technologies, Inc.*	91,847
2,222	Simpson Manufacturing Co., Inc.	237,687
2,113	UFP Industries, Inc.	143,642

		1,980,221

Capital Markets (2.3%):
2,265	Affiliated Managers Group, Inc.	342,219
3,854	Artisan Partners Asset Management, Inc., Class A	188,538
866	Assetmark Financial Holdings, Inc.*	21,537
16,135	BGC Partners, Inc., Class A	84,063
1,300	Blucora, Inc.*	20,267
5,040	Brightsphere Investment Group, Inc.	131,695
3,094	Cohen & Steers, Inc.	259,184
300	Cowen, Inc., Class A	10,293
239	Diamond Hill Investment Group	41,983
2,638	Donnelley Financial Solutions, Inc.*	91,328
4,076	Federated Hermes, Inc., Class B	132,470
1,776	GAMCO Investors, Inc., Class A	46,851
2,595	Greenhill & Co., Inc.	37,939
1,753	Hamilton Lane, Inc.	148,690
211	Hennessy Advisors, Inc.	2,030
2,282	Houlihan Lokey, Inc.	210,172
1,879	Janus Henderson Group plc	77,659
6,326	Lazard, Ltd., Class A	289,731
2,775	Manning & Napier, Inc.	25,336
3,592	Moelis & Co., Class A	222,237
1,441	Oppenheimer Holdings, Class A	65,263
671	Piper Jaffray Cos., Inc.	92,907
1,393	PJT Partners, Inc.	110,200
2,624	Pzena Investment Management, Inc.	25,820
3,824	Safeguard Scientifics, Inc.*	33,957
1,619	Silvercrest Asset Management Group, Inc., Class A	25,224
4,304	Stifel Financial Corp.	292,500
1,197	StoneX Group, Inc.*	78,882
207	Value Line, Inc.	7,092
5,549	Virtu Financial, Inc., Class A	135,562
645	Virtus Investment Partners, Inc.	200,156
1,478	Westwood Holdings, Inc.	28,082
10,429	WisdomTree Investments, Inc.	59,132

		3,538,999

Chemicals (3.2%):
1,064	Advanced Emmissions Solutions*	6,799
2,739	AdvanSix, Inc.*	108,875
1,429	Agrofresh Solutions, Inc.*	3,087
2,805	American Vanguard Corp.	42,215
2,989	Ashland Global Holdings, Inc.	266,380
4,531	Avient Corp.	210,012
2,017	Balchem Corp.	292,606
2,535	Cabot Corp.	127,054

Shares		Value
Common Stocks, continued
Chemicals, continued
639	Chase Corp.	$65,274
8,006	Chemours Co. (The)	232,654
1,403	Core Molding Technologies, Inc.*	16,149
6,378	Ecovyst, Inc.	74,367
15,410	Element Solutions, Inc.	334,089
4,923	Ferro Corp.*	100,134
2,318	Flotek Industries, Inc.*	2,921
3,777	Futurefuel Corp.	26,930
3,684	GCP Applied Technologies, Inc.*	80,753
3,215	H.B. Fuller Co.	207,560
1,565	Hawkins, Inc.	54,587
2,520	Huntsman Corp.	74,567
1,866	Ingevity Corp.*	133,176
1,362	Innospec, Inc.	114,708
1,447	Intrepid Potash, Inc.*	44,712
1,147	Koppers Holdings, Inc.*	35,855
1,259	Kraton Corp.*	57,461
5,083	Kronos Worldwide, Inc.	63,080
9,357	Livent Corp.*	216,240
4,373	LSB Industries, Inc.*	44,648
2,613	Minerals Technologies, Inc.	182,492
389	NewMarket Corp.	131,782
1,786	Northern Technologies International Corp.	27,237
6,319	Olin Corp.	304,892
655	Orion Engineered Carbons SA*	11,941
241	Quaker Chemical Corp.	57,291
5,893	Rayonier Advanced Materials, Inc.*	44,197
2,468	Sensient Technologies Corp.	224,785
1,483	Stepan Co.	167,490
3,421	Trecora Resources*	27,984
2,589	Tredegar Corp.	31,534
2,135	Trinseo SA	115,247
10,917	Tronox Holdings plc, Class A	269,104
9,070	Valvoline, Inc.	282,803
8,372	Venator Materials plc*	23,860

		4,939,532

Commercial Services & Supplies (2.2%):
4,166	ABM Industries, Inc.	187,512
8,670	ACCO Brands Corp.	74,475
675	Acme United Corp.	22,099
1,342	ADT, Inc.	10,857
1,580	AMREP Corp.*	24,806
3,207	Brady Corp., Class A	162,595
3,882	BrightView Holdings, Inc.*	57,298
3,288	Brink’s Co. (The)	208,130
3,082	Casella Waste Systems, Inc.*	234,047
4,565	CECO Environmental Corp.*	32,138
1,426	Cimpress plc*	123,820
436	Civeo Corp.*	9,806
2,550	Clean Harbors, Inc.*	264,868
325	CompX International, Inc.	6,753
7,989	Covanta Holding Corp.	160,739
1,356	Deluxe Corp.	48,667
2,494	Ennis, Inc.	47,012
3,751	Healthcare Services Group, Inc.	93,737
500	Heritage-Crystal Clean, Inc.*	14,490
4,841	Herman Miller, Inc.	182,312
2,378	HNI Corp.	87,320
4,634	Interface, Inc.	70,205
3,764	KAR Auction Services, Inc.*	61,692
2,673	Kimball International, Inc., Class B	29,938
2,508	Matthews International Corp., Class A	87,002
1,662	McGrath Rentcorp	119,581
276	MSA Safety, Inc.	40,213

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,566	NL Industries, Inc.	$14,780
2,198	Perma-Fix Environmental Services, Inc.*	14,617
12,465	Pitney Bowes, Inc.	89,873
5,379	Quad Graphics, Inc.*	22,861
8,004	RR Donnelley & Sons Co.*	41,141
1,749	SP Plus Corp.*	53,642
4,831	Steelcase, Inc., Class A	61,257
892	Stericycle, Inc.*	60,629
4,115	Team, Inc.*	12,386
765	Tetra Tech, Inc.	114,245
895	UniFirst Corp.	190,295
3,000	US Ecology, Inc.*	97,050
981	Viad Corp.*	44,547
2,566	Vidler Water Resouces, Inc.*	29,201
3,364	Virco Manufacturing Co.*	11,606
1,177	Vse Corp.	56,696

		3,376,938

Communications Equipment (1.0%):
3,614	ADTRAN, Inc.	67,799
1,444	Applied Optoelectronics, Inc.*^	10,368
900	BK Technologies Corp.	2,543
3,195	CalAmp Corp.*	31,790
4,175	Calix, Inc.*	206,370
3,508	Casa Systems, Inc.*	23,784
980	Clearfield, Inc.*	43,267
3,616	ClearOne, Inc.*	8,534
1,300	CommScope Holding Co., Inc.*	17,667
316	Communications Systems, Inc.*^	2,733
1,983	Comtech Telecommunications Corp.	50,785
2,559	Digi International, Inc.*	53,790
1,222	DZS, Inc.*	14,982
2,230	EchoStar Corp., Class A*	56,887
6,028	EMCORE Corp.*	45,089
6,919	Harmonic, Inc.*	60,541
9,258	Infinera Corp.*	77,027
1,650	InterDigital, Inc.	111,903
2,325	KVH Industries, Inc.*	22,390
1,308	Lumentum Holdings, Inc.*	109,270
1,769	NETGEAR, Inc.*	56,449
4,188	NetScout Systems, Inc.*	112,867
2,391	Network-1 Technologies, Inc.	7,093
131	Optical Cable Corp.*	487
7,260	Ribbon Communications, Inc.*	43,415
3,617	ViaSat, Inc.*	199,188
9,904	Viavi Solutions, Inc.*	155,889

		1,592,907

Construction & Engineering (1.5%):
2,549	Ameresco, Inc., Class A*	148,938
9,427	API Group Corp.*(a)	191,839
2,736	Arcosa, Inc.	137,265
952	Argan, Inc.	41,574
1,799	Comfort Systems USA, Inc.	128,305
999	Construction Partners, Inc., Class A*	33,337
1,242	Dycom Industries, Inc.*	88,480
1,063	EMCOR Group, Inc.	122,649
2,547	Granite Construction, Inc.	100,734
4,498	Great Lakes Dredge & Dock Co.*	67,875
1,979	IES Holdings, Inc.*	90,421
3,105	MasTec, Inc.*	267,899
1,083	MYR Group, Inc.*	107,758
1,479	Northwest Pipe Co.*	35,052
949	NV5 Global, Inc.*	93,543
5,203	Orion Group Holdings, Inc.*	28,304
1,563	Primoris Services Corp.	38,278
2,151	Sterling Construction Co., Inc.*	48,763

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
2,090	Tutor Perini Corp.*	$27,128
1,316	Valmont Industries, Inc.	309,418
8,069	WillScot Mobile Mini Holdings Corp.*	255,949

		2,363,509

Construction Materials (0.3%):
1,908	Eagle Materials, Inc., Class A	250,253
1,261	Forterra, Inc.*	29,709
5,455	Summit Materials, Inc., Class A*	174,397
466	U.S. Lime & Minerals, Inc.	56,293

		510,652

Consumer Finance (1.2%):
2,006	Atlanticus Holdings Corp.*	106,438
5,088	Consumer Portfolio Services, Inc.*	29,765
3,041	Curo Group Holdings Corp.	52,700
1,249	Encore Capital Group, Inc.*	61,538
1,566	Enova International, Inc.*	54,105
5,775	EZCORP, Inc., Class A*	43,717
2,530	Firstcash, Inc.	221,375
2,615	Green Dot Corp., Class A*	131,613
5,920	LendingClub Corp.*	167,181
6,374	Navient Corp.	125,759
1,807	Nelnet, Inc., Class A	143,187
1,556	Nicholas Financial, Inc.*	19,139
3,211	PRA Group, Inc.*	135,311
4,357	PROG Holdings, Inc.*	183,038
1,376	Regional Mgmt Corp.	80,056
11,202	SLM Corp.	197,155
638	World Acceptance Corp.*	120,952

		1,873,029

Containers & Packaging (0.5%):
13,394	Graphic Packaging Holding Co.	255,022
1,645	Greif, Inc., Class A	106,267
874	Greif, Inc., Class B	56,635
2,948	Myers Industries, Inc.	57,692
7,172	O-I Glass, Inc.*	102,344
613	Ranpak Holdings Corp.*	16,441
4,885	Silgan Holdings, Inc.	187,389
671	UFP Technologies, Inc.*	41,327

		823,117

Distributors (0.0%†):
12	AMCON Distributing Co.	1,788
1,626	Educational Development Corp.	15,854
978	Funko, Inc., Class A*	17,809
1,655	Weyco Group, Inc.	37,502

		72,953

Diversified Consumer Services (1.0%):
2,578	Adtalem Global Education, Inc.*	97,474
1,366	American Public Education, Inc.*	34,983
1,743	Carriage Services, Inc.	77,720
4,869	Frontdoor, Inc.*	204,011
201	Graham Holdings Co., Class B	118,421
2,644	Grand Canyon Education, Inc.*	232,566
8,298	H&R Block, Inc.	207,450
11,941	Houghton Mifflin Harcourt Co.*	160,368
2,311	Laureate Education, Inc.*	39,264
2,747	OneSpaWorld Holdings, Ltd.*	27,388
4,264	Perdoceo Education Corp.*	45,028
2,561	Regis Corp.*	8,912
1,432	Strategic Education, Inc.	100,956
2,869	Stride, Inc.*	103,112
451	Terminix Global Holdings, Inc.*	18,793
5,156	Universal Technical Institute, Inc.*	34,855
2,647	WW International, Inc.*	48,308
3,362	Zovio, Inc.*	8,035

		1,567,644

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Financial Services (0.1%):
500	Alerus Financial Corp.	$14,940
646	A-Mark Precious Metals, Inc.	38,773
3,167	Cannae Holdings, Inc.*	98,526
6,056	First Eagle Private Credit LLC*	615
424	Jefferies Financial Group, Inc.	15,743
1,617	Marlin Business Services, Inc.	35,946

		204,543

Diversified Telecommunication Services (0.5%):
1,146	Anterix, Inc.*	69,562
879	ATN International, Inc.	41,181
2,189	Cogent Communications Holdings, Inc.	155,069
5,491	Consolidated Communications Holdings, Inc.*	50,462
3,588	IDT Corp.*	150,517
6,647	Iridium Communications, Inc.*	264,883
5,538	Vonage Holdings Corp.*	89,272

		820,946

Electric Utilities (0.8%):
1,005	ALLETE, Inc.	59,818
3,043	Genie Energy, Ltd., Class B	19,871
5,125	Hawaiian Electric Industries, Inc.	209,254
817	IDACORP, Inc.	84,461
2,301	MGE Energy, Inc.	169,124
3,078	Otter Tail Corp.	172,276
6,951	PNM Resources, Inc.	343,935
2,371	Portland General Electric Co.	111,413

		1,170,152

Electrical Equipment (1.1%):
1,646	Acuity Brands, Inc.	285,367
1,513	Allied Motion Technologies, Inc.	47,327
3,364	American Superconductor Corp.*	49,047
634	Atkore, Inc.*	55,107
1,354	AZZ, Inc.	72,033
1,427	Encore Wire Corp.	135,322
2,929	EnerSys	218,035
411	Espey Manufacturing & Electronics Corp.	5,980
9,534	GrafTech International, Ltd.	98,391
2,834	LSI Industries, Inc.	21,964
5,549	nVent Electric plc	179,399
569	Powell Industries, Inc.	13,980
690	Preformed Line Products Co.	44,878
1,663	Regal-Beloit Corp.	250,015
75	Servotronics, Inc.*	871
2,714	Thermon Group Holdings, Inc.*	46,979
3,104	Ultralife Corp.*	21,945
1,134	Vicor Corp.*	152,138

		1,698,778

Electronic Equipment, Instruments & Components (2.7%):
6,544	Arlo Technologies, Inc.*	41,947
5,149	Avnet, Inc.	190,359
1,818	Badger Meter, Inc.	183,873
254	Bel Fuse, Inc., Class A	3,650
1,595	Bel Fuse, Inc., Class B	19,826
3,057	Belden, Inc.	178,101
896	Benchmark Electronics, Inc.	23,932
543	Coherent, Inc.*	135,799
1,611	CTS Corp.	49,796
6,442	Daktronics, Inc.*	34,980
1,365	Data I/O Corp.*	8,886
331	ePlus, Inc.*	33,964
2,671	Fabrinet*	273,804
1,055	FARO Technologies, Inc.*	69,430

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
640	Frequency Electronics, Inc.*	$6,656
646	IEC Electronics Corp.*	9,903
1,932	II-VI, Inc.*	114,683
2,261	Insight Enterprises, Inc.*	203,671
2,532	Itron, Inc.*	191,495
2,556	Kimball Electronics, Inc.*	65,868
4,627	Knowles Corp.*	86,710
746	Littlelfuse, Inc.	203,859
1,600	Luna Innovations, Inc.*	15,200
186	Mesa Laboratories, Inc.	56,239
2,596	Methode Electronics, Inc., Class A	109,162
1,643	Napco Security Technologies, Inc.*	70,780
3,997	National Instruments Corp.	156,802
2,576	Novanta, Inc.*	397,992
1,320	OSI Systems, Inc.*	125,136
1,214	PAR Technology Corp.*	74,673
1,367	PC Connection, Inc.	60,189
1,880	Plexus Corp.*	168,091
965	Rogers Corp.*	179,953
4,338	Sanmina Corp.*	167,187
1,880	ScanSource, Inc.*	65,405
1,748	SYNNEX Corp.	181,967
5,308	TTM Technologies, Inc.*	66,722
9,022	Vishay Intertechnology, Inc.	181,252
999	Vishay Precision Group, Inc.*	34,735
989	Wayside Technology Group, Inc.	26,673
3,952	Wireless Telecom Group, Inc.*	8,181

		4,277,531

Energy Equipment & Services (1.1%):
7,188	Archrock, Inc.	59,301
2,431	Aspen Aerogels, Inc.*	111,850
412	Bristow Group, Inc.*	13,114
2,978	Cactus, Inc., Class A	112,330
4,868	ChampionX Corp.*	108,848
2,103	Core Laboratories NV	58,358
1,457	Dawson Geophysical Co.*	3,628
2,539	Dril-Quip, Inc.*	63,932
4,307	Exterran Corp.*	19,123
16,167	Frank’s International NV*	47,531
1,260	Geospace Technologies Corp.*	12,033
2,641	Gulf Island Fabrication, Inc.*	10,485
7,520	Helix Energy Solutions Group, Inc.*	29,178
5,207	Helmerich & Payne, Inc.	142,724
2,038	Liberty Oilfield Services, Inc., Class A*	24,721
595	Mammoth Energy Services, Inc.*	1,731
3,068	Matrix Service Co.*	32,091
494	Nabors Industries, Ltd.*	47,661
1,945	National Energy Services Reunited Corp.*	24,351
1,299	Natural Gas Services Group*	13,484
11,883	Newpark Resources, Inc.*	39,214
6,877	NexTier Oilfield Solutions, Inc.*	31,634
9,464	NOV, Inc.*	124,073
6,841	Oceaneering International, Inc.*	91,122
3,039	Oil States International, Inc.*	19,419
9,819	Patterson-UTI Energy, Inc.	88,371
7,231	Propetro Holding Corp.*	62,548
8,632	RPC, Inc.*	41,952
1,598	SEACOR Marine Holdings, Inc.*	7,399
4,229	Select Energy Services, Inc.*	21,949
1,537	Solaris Oilfield Infrastructure, Inc.	12,819
1,803	Technip Energies NV, ADR*	28,253
15,066	TechnipFMC plc	113,447
5,480	TETRA Technologies, Inc.*	17,098

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
1,075	Tidewater, Inc.*	$12,964
20,620	Transocean, Ltd.*^	78,150
5,730	U.S. Silica Holdings, Inc.*	45,783

		1,772,669

Entertainment (0.3%):
2,527	Ballantyne Strong, Inc.*	7,758
4,904	Cinemark Holdings, Inc.*	94,206
2,242	Eros STX Global Corp.*	2,062
2,533	Imax Corp.*	48,076
783	Liberty Media Corp.-Liberty Braves, Class A*	21,071
1,825	Liberty Media Corp.-Liberty Braves, Class C*	48,216
6,307	Lions Gate Entertainment Corp., Class A*	89,496
7,603	Lions Gate Entertainment Corp., Class B*	98,839
614	Madison Square Garden Entertainment Corp.*	44,619
870	Marcus Corp.*^	15,182
2,715	Reading International, Inc., Class A*	13,738
951	World Wrestling Entertainment, Inc., Class A	53,503

		536,766

Equity Real Estate Investment Trusts (0.0%†):
1,776	Brookfield Renewable Corp., Class A^	68,927

Food & Staples Retailing (0.9%):
6,291	BJ’s Wholesale Club Holdings, Inc.*	345,502
2,742	Grocery Outlet Holding Corp.*	59,145
661	Ingles Markets, Inc., Class A	43,646
2,814	Natural Grocers by Vitamin Cottage, Inc.	31,573
1,220	Performance Food Group Co.*	56,681
2,026	PriceSmart, Inc.	157,116
1,602	Rite Aid Corp.*	22,748
2,176	SpartanNash Co.	47,654
4,696	Sprouts Farmers Market, Inc.*	108,806
2,872	The Andersons, Inc.	88,544
2,406	The Chefs’ Warehouse, Inc.*	78,364
3,444	United Natural Foods, Inc.*	166,759
1,419	Village Super Market, Inc., Class A	30,764
2,268	Weis Markets, Inc.	119,183

		1,356,485

Food Products (1.6%):
444	Alico, Inc.	15,203
2,325	B&G Foods, Inc.^	69,494
1,273	Calavo Growers, Inc.	48,679
2,146	Cal-Maine Foods, Inc.	77,599
1,318	Coffee Holding Co., Inc.*	5,997
5,683	Darling Ingredients, Inc.*	408,608
2,411	Farmer Brothers Co.*	20,276
5,876	Flowers Foods, Inc.	138,850
2,300	Fresh Del Monte Produce, Inc.	74,106
3,206	Hain Celestial Group, Inc. (The)*	137,153
6,361	Hostess Brands, Inc.*	110,491
1,040	J & J Snack Foods Corp.	158,933
519	John B Sanfilippo And Son, Inc.	42,413
1,792	Lancaster Colony Corp.	302,507
2,754	Landec Corp.*	25,392
2,175	Limoneira Co.	35,170
397	Pilgrim’s Pride Corp.*	11,545
105	Post Holdings, Inc.*	11,567
1,220	Rocky Mountain Chocolate Factory, Inc.*	9,028

Shares		Value
Common Stocks, continued
Food Products, continued
1,074	Sanderson Farms, Inc.	$202,127
46	Seaboard Corp.	188,599
708	Seneca Foods Corp., Class A*	34,140
12	Seneca Foods Corp., Class B*	595
4,807	Simply Good Foods Co. (The)*	165,793
2,229	Tootsie Roll Industries, Inc.	67,828
1,779	TreeHouse Foods, Inc.*	70,946

		2,433,039

Gas Utilities (0.8%):
1,204	Chesapeake Utilities Corp.	144,540
1,610	National Fuel Gas Co.	84,557
5,705	New Jersey Resources Corp.	198,591
2,176	Northwest Natural Holding Co.	100,074
2,605	ONE Gas, Inc.	165,079
873	RGC Resources, Inc.	19,774
6,748	South Jersey Industries, Inc.	143,463
2,172	Southwest Gas Holdings, Inc.	145,263
3,307	Spire, Inc.	202,322

		1,203,663

Health Care Equipment & Supplies (3.3%):
6,691	Accuray, Inc.*	26,429
848	Alphatec Holdings, Inc.*	10,337
3,723	AngioDynamics, Inc.*	96,575
1,309	Anika Therapeutics, Inc.*	55,711
2,944	Antares Pharma, Inc.*	10,716
2,193	Apyx Medical Corp.*	30,373
2,715	AtriCure, Inc.*	188,828
126	Atrion Corp.	87,885
3,108	Avanos Medical, Inc.*	96,970
2,841	Axogen, Inc.*	44,888
2,250	Axonics, Inc.*	146,453
3,014	Cardiovascular Systems, Inc.*	98,950
1,799	CONMED Corp.	235,363
2,615	CryoLife, Inc.*	58,288
2,081	CytoSorbents Corp.*	16,898
1,118	Elctromed, Inc.*	12,097
7,453	Envista Holdings Corp.*	311,610
427	Fonar Corp.*	6,601
2,248	Glaukos Corp.*	108,286
636	Haemonetics Corp.*	44,895
682	Heska Corp.*	176,324
1,271	ICU Medical, Inc.*	296,626
1,790	Inogen, Inc.*	77,131
1,695	Integer Holdings Corp.*	151,431
4,506	Integra LifeSciences Holdings Corp.*	308,571
199	IntriCon Corp.*	3,614
4,509	Invacare Corp.*	21,463
850	iRadimed Corp.*	28,552
2,006	IRIDEX Corp.*	15,366
249	Kewaunee Scientific CP*	3,292
4,025	Lantheus Holdings, Inc.*	103,362
1,847	LeMaitre Vascular, Inc.	98,057
1,127	LENSAR, Inc.*	8,870
2,980	LivaNova plc*	235,986
3,167	Meridian Bioscience, Inc.*	60,933
3,244	Merit Medical Systems, Inc.*	232,919
2,205	Natus Medical, Inc.*	55,301
5,637	Neogen Corp.*	244,815
216	Nevro Corp.*	25,138
2,946	NuVasive, Inc.*	176,318
5,745	OraSure Technologies, Inc.*	64,976
1,375	Orthofix Medical, Inc.*	52,415
1,025	Orthopediatrics Corp.*	67,148
1,381	Quidel Corp.*	194,928
2,363	SeaSpine Holdings Corp.*	37,170
200	Shockwave Medical, Inc.*	41,176

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,010	SI-BONE, Inc.*	$21,634
2,472	STAAR Surgical Co.*	317,726
10,930	Surgalign Holdings, Inc.*	11,914
879	Surmodics, Inc.*	48,872
1,169	Tactile Systems Technology, Inc.*	51,962
1,583	TransMedics Group, Inc.*	52,382
554	Utah Medical Products, Inc.	51,433
2,566	Varex Imaging Corp.*	72,361
8,600	ViewRay, Inc.*	62,006
686	Zynex, Inc.*	7,814

		5,168,139

Health Care Providers & Services (4.0%):
6,077	Acadia Healthcare Co., Inc.*	387,591
932	Addus HomeCare Corp.*	74,327
3,182	AMN Healthcare Services, Inc.*	365,135
1,143	Apollo Medical Holdings, Inc.*	104,070
12,191	Brookdale Senior Living, Inc.*	76,803
9,422	Community Health Systems, Inc.*	110,237
1,627	CorVel Corp.*	302,980
8,309	Covetrus, Inc.*	150,725
2,958	Cross Country Healthcare, Inc.*	62,828
3,745	Ensign Group, Inc. (The)	280,463
190	Five Star Senior Living, Inc.*	832
2,033	Hanger, Inc.*	44,645
4,724	HealthEquity, Inc.*	305,926
1,999	InfuSystems Holdings, Inc.*	26,047
1,543	Joint Corp. (The)*	151,245
1,737	LHC Group, Inc.*	272,553
1,640	Magellan Health, Inc.*	155,062
6,017	MEDNAX, Inc.*	171,063
624	ModivCare, Inc.*	113,331
887	National Healthcare Corp.	62,072
2,297	National Research Corp.	96,865
9,359	Option Care Health, Inc.*	227,049
5,522	Owens & Minor, Inc.	172,783
6,106	Patterson Cos., Inc.	184,035
1,785	Petiq, Inc.*^	44,571
6,461	Premier, Inc., Class A	250,428
4,936	Progyny, Inc.*	276,416
1,080	Psychemedics Corp.*	9,180
15,289	R1 RCM, Inc.*	336,511
4,673	RadNet, Inc.*	136,966
7,741	Select Medical Holdings Corp.	279,992
4,611	Surgery Partners, Inc.*	195,230
7,377	Tenet Healthcare Corp.*	490,128
2,378	The Pennant Group, Inc.*	66,798
1,778	Tivity Health, Inc.*	41,001
1,995	Triple-S Management Corp., Class B*	70,563
895	U.S. Physical Therapy, Inc.	98,987

		6,195,438

Health Care Technology (0.9%):
11,849	Allscripts Healthcare Solutions, Inc.*	158,421
3,434	Castlight Health, Inc., Class B*	5,391
1,296	Change Healthcare, Inc.*	27,138
766	Computer Programs & Systems, Inc.*	27,162
5,645	Evolent Health, Inc., Class A*	174,995
2,021	Health Catalyst, Inc.*	101,070
2,627	HealthStream, Inc.*	75,080
1,239	iCAD, Inc.*	13,319
5,440	Inovalon Holdings, Inc., Class A*	219,178
4,954	NextGen Healthcare, Inc.*	69,851
2,585	Omnicell, Inc.*	383,692
445	OptimizeRx Corp.*	38,070
2,790	Vocera Communications, Inc.*	127,671

		1,421,038

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.5%):
866	Bally’s Corp.*	$43,421
1,724	BBQ Holdings, Inc.*	26,015
3	Biglari Holdings, Inc., Class A*	2,460
168	Biglari Holdings, Inc., Class B*	28,864
1,766	BJ’s Restaurants, Inc.*	73,748
5,360	Bloomin’ Brands, Inc.*	134,000
950	Bluegreen Vacations Holding Corp.*	24,510
1,994	Brinker International, Inc.*	97,806
4,497	Carrols Restaurant Group, Inc.	16,459
2,820	Cheesecake Factory, Inc. (The)*	132,540
1,583	Choice Hotels International, Inc.	200,044
2,063	Chuy’s Holdings, Inc.*	65,046
1,492	Cracker Barrel Old Country Store, Inc.	208,641
2,809	Dave & Buster’s Entertainment, Inc.*	107,669
2,980	Del Taco Restaurants, Inc.	26,015
3,256	Denny’s Corp.*	53,203
10,097	Diamond Resorts International, Inc.*	2,567
3,712	Dover Motorsports, Inc.	8,983
2,394	El Pollo Loco Holdings, Inc.*	40,459
2,608	Fiesta Restaurant Group, Inc.*	28,584
100	Flanigan’s Enterprises, Inc.*	2,668
4,318	Hilton Grand Vacations, Inc.*	205,407
5,547	International Game Technology plc*	145,997
1,031	Jack in the Box, Inc.	100,347
1,090	Lindblad Expeditions Holdings, Inc.*	15,903
675	Marriott Vacations Worldwide Corp.	106,198
597	Nathans Famous, Inc.	36,519
1,669	Noodles & Co.*	19,694
1,908	Papa John’s International, Inc.	242,297
3,630	Playa Hotels & Resorts NV*	30,093
1,540	Playags, Inc.*	12,135
1,569	Potbelly Corp.*	10,638
300	RCI Hospitality Holdings, Inc.	20,553
1,368	Red Robin Gourmet Burgers*	31,546
662	Red Rock Resorts, Inc.*	33,908
2,239	Ruth’s Hospitality Group, Inc.*	46,370
3,369	Scientific Games Corp., Class A*	279,863
2,640	SeaWorld Entertainment, Inc.*	146,045
1,613	Shake Shack, Inc., Class A*	126,556
2,192	Texas Roadhouse, Inc., Class A	200,195
3,865	Travel + Leisure Co.	210,758
10,098	Wendy’s Co. (The)	218,925
1,375	Wingstop, Inc.	225,404
449	Wyndham Hotels & Resorts, Inc.	34,658

		3,823,711

Household Durables (2.2%):
608	Bassett Furniture Industries, Inc.	11,011
738	Beazer Homes USA, Inc.*	12,730
582	Cavco Industries, Inc.*	137,783
2,019	Century Communities, Inc.	124,068
2,480	Ethan Allen Interiors, Inc.	58,776
820	Flexsteel Industries, Inc.	25,322
1,624	Green Brick Partners, Inc.*	33,324
1,441	Helen of Troy, Ltd.*	323,764
670	Hooker Furnishings Corp.	18,083
1,874	Installed Building Products, Inc.	200,799
1,861	iRobot Corp.*^	146,088
5,406	KB Home	210,402
1,138	Koss Corp.*	18,606
3,016	La-Z-Boy, Inc.	97,206
2,486	Leggett & Platt, Inc.	111,472
1,096	LGI Homes, Inc.*	155,533
2,522	Lifetime Brands, Inc.	45,875
3,483	M/I Homes, Inc.*	201,317
4,565	MDC Holdings, Inc.	213,277

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
1,818	Meritage Homes Corp.*	$176,346
723	P & F Industries, Inc., Class A*	4,793
2,534	Purple Innovation, Inc.*	53,265
3,692	Skyline Champion Corp.*	221,742
4,300	Sonos, Inc.*	139,148
7,727	Taylor Morrison Home Corp., Class A*	199,202
2,280	Tempur Sealy International, Inc.	105,815
428	TopBuild Corp.*	87,659
7,699	Tri Pointe Homes, Inc.*	161,833
3,274	Tupperware Brands Corp.*	69,147
600	Turtle Beach Corp.*	16,692
1,143	Universal Electronics, Inc.*	56,293

		3,437,371

Household Products (0.5%):
636	Central Garden & Pet Co.*	30,528
3,036	Central Garden & Pet Co., Class A*	130,548
4,183	Energizer Holdings, Inc.	163,346
1,767	Ocean Bio-Chem, Inc.	16,451
640	Oil-Dri Corp of America	22,400
1,701	Spectrum Brands Holdings, Inc.	162,735
826	WD-40 Co.	191,202

		717,210

Independent Power and Renewable Electricity Producers (0.4%):
4,220	Atlantica Sustainable Infrastructure plc	145,632
703	Clearway Energy, Inc., Class A	19,825
2,596	Clearway Energy, Inc., Class C	78,581
2,863	Ormat Technologies, Inc.^	190,705
3,627	Sunnova Energy International, Inc.*	119,473

		554,216

Industrial Conglomerates (0.1%):
1,693	Raven Industries, Inc.*	97,534

Insurance (3.1%):
2,802	AMBAC Financial Group, Inc.*	40,125
3,895	American Equity Investment Life Holding Co.	115,175
1,583	American National Group , Inc.	299,234
1,428	Amerisafe, Inc.	80,196
2,103	Argo Group International Holdings, Ltd.	109,819
4,486	Assured Guaranty, Ltd.	209,990
2,314	Axis Capital Holdings, Ltd.	106,537
4,835	Brighthouse Financial, Inc.*	218,687
5,374	Citizens, Inc.*	33,373
3,445	Crawford & Co.	30,867
2,876	Crawford & Co., Class A	25,798
2,691	Donegal Group, Inc., Class A	38,993
1,337	eHealth, Inc.*	54,149
1,475	Employers Holdings, Inc.	58,248
1,043	Enstar Group, Ltd.*	244,823
2,111	FedNat Holding Co.	5,214
10,826	Genworth Financial, Inc., Class A*	40,598
1,050	Global Indemnity Group LLC, Class A	28,087
3,055	Greenlight Capital Re, Ltd.*	22,576
1,752	Hallmark Financial Services, Inc.*	6,395
2,024	Hanover Insurance Group, Inc. (The)	262,351
489	HCI Group, Inc.	54,167
1,369	Heritage Insurance Holdings, Inc.	9,323
2,432	Horace Mann Educators Corp.	96,769
1,411	Independence Holding Co.	69,971
253	Investors Title Co.	46,198
1,855	James River Group Holdings	69,989

Shares		Value
Common Stocks, continued
Insurance, continued
2,661	Kemper Corp.	$177,728
1,473	Kingstone Co., Inc.	9,751
714	Kinsale Capital Group, Inc.	115,454
12,677	Maiden Holdings, Ltd.*	40,059
2,856	Mercury General Corp.	158,994
198	National Western Life Group, Inc., Class A	41,697
929	NI Holdings, Inc.*	16,313
1,205	Old Republic International Corp.	27,872
1,464	Primerica, Inc.	224,914
4,148	ProAssurance Corp.	98,639
2,350	RLI Corp.	235,635
1,234	Safety Insurance Group, Inc.	97,794
2,998	Selective Insurance Group, Inc.	226,439
6,247	SiriusPoint, Ltd.*	57,847
3,755	State Auto Financial Corp.	191,317
1,966	Stewart Information Services Corp.	124,369
204	The National Security Group, Inc.	2,130
2,849	Tiptree, Inc., Class A	28,547
232	Trupanion, Inc.*	18,019
2,000	United Fire Group, Inc.	46,200
4,002	United Insurance Holdings Co.	14,527
2,274	Universal Insurance Holdings, Inc.	29,653
10,427	Unum Group	261,301
184	White Mountains Insurance Group, Ltd.	196,808

		4,819,659

Interactive Media & Services (0.4%):
5,278	Cargurus, Inc.*	165,782
4,413	Cars.com, Inc.*	55,825
6,181	DHI Group, Inc.*	29,422
3,238	QuinStreet, Inc.*	56,859
1,095	Travelzoo, Inc.*	12,702
3,646	TripAdvisor, Inc.*	123,417
11,137	TrueCar, Inc.*	46,330
3,909	Yelp, Inc.*	145,571
1,473	Zedge, Inc., Class B*	19,679

		655,587

Internet & Direct Marketing Retail (0.5%):
1,021	1-800 Flowers.com, Inc., Class A*	31,151
1,300	Lands’ End, Inc.*	30,602
3,018	Liquidity Services, Inc.*	65,219
1,724	PetMed Express, Inc.^	46,324
3,615	Quotient Technology, Inc.*	21,039
16,641	Qurate Retail, Inc., Class A	169,572
2,899	Shutterstock, Inc.	328,514
128	Stamps.com, Inc.*	42,213

		734,634

IT Services (2.5%):
2,157	Alliance Data Systems Corp.	217,620
622	BM Technologies, Inc.*	5,536
1,700	Brightcove, Inc.*	19,618
403	CACI International, Inc., Class A*	105,626
962	Cass Information Systems, Inc.	40,260
852	Concentrix Corp.*	150,804
9,103	Conduent, Inc.*	59,989
1,673	CSG Systems International, Inc.	80,639
758	CSP, Inc.*	6,739
3,050	DXC Technology Co.*	102,510
1,662	Euronet Worldwide, Inc.*	211,539
4,623	Evertec, Inc.	211,364
1,270	Evo Payments, Inc.*	30,074
2,811	Exlservice Holdings, Inc.*	346,090
1,053	Greensky, Inc.*	11,773
4,964	GTT Communications, Inc.*	993
2,654	Hackett Group, Inc. (The)	52,071

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
439	I3 Verticals, Inc.*	$10,628
6,887	KBR, Inc.	271,348
10,373	Limelight Networks, Inc.*	24,688
3,634	LiveRamp Holdings, Inc.*	171,634
1,558	ManTech International Corp., Class A	118,283
2,575	MAXIMUS, Inc.	214,240
862	Paysign, Inc.*	2,327
2,404	Perficient, Inc.*	278,143
3,168	PFSweb, Inc.*	40,867
1,557	Science Applications International Corp.	133,217
8,429	Servicesource International, Inc.*	11,379
1,555	StarTek, Inc.*	8,568
4,816	Switch, Inc., Class A	122,278
6,624	Teradata Corp.*	379,886
3,462	TTEC Holdings, Inc.	323,801
4,235	Unisys Corp.*	106,468
3,544	Verra Mobility Corp.*	53,408

		3,924,408

Leisure Products (0.6%):
4,501	Acushnet Holdings Corp.	210,197
2,004	American Outdoor Brands, Inc.*	49,218
5,416	Callaway Golf Co.*	149,644
1,661	Clarus Corp.	42,571
1,402	Escalade, Inc.	26,512
723	Johnson Outdoors, Inc., Class A	76,493
1,264	Malibu Boats, Inc.*	88,455
2,419	Marine Products Corp.	30,262
850	Mastercraft Boat Holdings, Inc.*	21,318
3,780	Mattel, Inc.*	70,157
2,293	Nautilus Group, Inc.*	21,348
1,853	Smith & Wesson Brands, Inc.	38,468
2,209	Vista Outdoor, Inc.*	89,045
421	YETI Holdings, Inc.*	36,075

		949,763

Life Sciences Tools & Services (0.6%):
2,937	Codexis, Inc.*	68,315
7,407	Enzo Biochem, Inc.*	26,221
6,099	Fluidigm Corp.*^	40,192
7,018	Harvard Bioscience, Inc.*	48,986
447	Inotiv, Inc.*	13,070
1,962	Medpace Holdings, Inc.*	371,367
2,010	NanoString Technologies, Inc.*	96,500
5,166	Neogenomics, Inc.*	249,208
647	Personalis, Inc.*	12,448
1,700	Quanterix Corp.*	84,643

		1,010,950

Machinery (5.1%):
858	Alamo Group, Inc.	119,717
1,494	Albany International Corp., Class A	114,844
6,280	Allison Transmission Holdings, Inc.	221,810
1,910	Altra Industrial Motion Corp.	105,718
806	Art’s-Way Manufacturing Co.*	2,926
1,143	Astec Industries, Inc.	61,505
2,869	Barnes Group, Inc.	119,723
2,530	Blue Bird Corp.*	52,776
2,461	Chart Industries, Inc.*	470,322
1,959	CIRCOR International, Inc.*	64,667
4,028	Colfax Corp.*	184,885
1,556	Columbus McKinnon Corp.	75,233
5,525	Commercial Vehicle Group, Inc.*	52,266
2,638	Crane Co.	250,109
1,256	DMC Global, Inc.*	46,359
1,772	Douglas Dynamics, Inc.	64,324
500	Eastern Co. (The)	12,580

Shares		Value
Common Stocks, continued
Machinery, continued
3,670	Energy Recovery, Inc.*	$69,840
3,354	Enerpac Tool Group Corp.	69,528
1,044	EnPro Industries, Inc.	90,953
1,258	ESCO Technologies, Inc.	96,866
5,060	Evoqua Water Technologies Co.*	190,054
3,747	Federal Signal Corp.	144,709
5,909	Flowserve Corp.	204,865
2,894	Franklin Electric Co., Inc.	231,086
2,281	FreightCar America, Inc.*	10,333
5,795	Gates Industrial Corp. plc*	94,285
1,765	Gencor Industries, Inc.*	19,592
2,094	Gorman-Rupp Co. (The)	74,986
459	Graham Corp.	5,692
6,069	Harsco Corp.*	102,870
2,380	Helios Technologies, Inc.	195,422
2,413	Hillenbrand, Inc.	102,914
785	Hurco Cos, Inc.	25,324
1,014	Hyster-Yale Materials Handling, Inc., Class A	50,964
219	ITT, Inc.	18,799
2,162	John Bean Technologies Corp.	303,869
472	Kadant, Inc.	96,335
3,498	Kennametal, Inc.	119,737
1,529	L.B. Foster Co., Class A*	23,684
238	Lincoln Electric Holdings, Inc.	30,652
755	Lindsay Corp.	114,601
1,597	Luxfer Holdings plc	31,349
1,589	Lydall, Inc.*	98,661
3,228	Manitex International, Inc.*	23,177
2,653	Manitowoc Co., Inc. (The)*	56,827
2,606	Meritor, Inc.*	55,534
728	Miller Industries, Inc.	24,781
3,522	Mueller Industries, Inc.	144,754
9,487	Mueller Water Products, Inc., Class A	144,392
3,562	NN, Inc.*	18,700
738	Omega Flex, Inc.	105,305
1,229	Park-Ohio Holdings Corp.	31,364
1,599	Proto Labs, Inc.*	106,493
1,387	RBC Bearings, Inc.*	294,321
3,472	REV Group, Inc.	59,580
6,630	Rexnord Corp.	426,243
2,848	Shyft Group, Inc. (The)	108,252
1,692	SPX Corp.*	90,437
1,560	SPX FLOW, Inc.	114,036
858	Standex International Corp.	84,865
466	Taylor Devices, Inc.*	5,266
1,269	Tennant Co.	93,843
5,353	Terex Corp.	225,361
800	The Exone Co.*	18,704
1,867	The Greenbrier Cos., Inc.	80,262
962	Timken Co.	62,934
5,430	Titan International, Inc.*	38,879
2,446	TriMas Corp.*	79,153
4,025	Trinity Industries, Inc.	109,359
1,747	Twin Disc, Inc.*	18,623
3,327	Wabash National Corp.	50,338
2,027	Watts Water Technologies, Inc., Class A	340,718
13,695	Welbilt, Inc.*	318,272
282	Woodward, Inc.	31,922

		8,000,429

Marine (0.3%):
7,920	Costamare, Inc.	122,681
315	Eneti, Inc.	5,260
4,337	Genco Shipping & Trading, Ltd.	87,304
2,099	Kirby Corp.*	100,668

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Marine, continued
2,096	Matson, Inc.	$169,168

		485,081

Media (1.0%):
1,560	AMC Networks, Inc., Class A*	72,680
478	Beasley Broadcast Group, Inc., Class A*	1,271
2,323	Boston Omaha Corp.*	90,086
7,836	comScore, Inc.*	30,560
144	Daily Journal Corp.*	46,133
976	DallasNews Corp.	6,783
4,914	E.W. Scripps Co. (The), Class A	88,747
6,123	Entercom Communications Corp.*	22,533
8,365	Entravision Communications Corp., Class A	59,392
5,880	Gannett Co, Inc.*	39,278
3,567	Gray Television, Inc.	81,399
2,892	Hemisphere Media Group*	35,225
923	iHeartMedia, Inc., Class A*	23,093
2,165	John Wiley & Sons, Inc., Class A	113,035
2,864	Liberty Latin America, Ltd.*	37,461
10,761	Liberty Latin America, Ltd., Class C*	141,184
500	Loral Space & Communications Inc.	21,505
348	Marchex, Inc., Class B*	1,039
3,285	Meredith Corp.*	182,975
155	Nexstar Media Group, Inc., Class A	23,554
1,732	Scholastic Corp.	61,746
2,093	TechTarget, Inc.*	172,505
10,206	Tegna, Inc.	201,262

		1,553,446

Metals & Mining (1.5%):
9,730	Alcoa Corp.*	476,186
7,802	Allegheny Technologies, Inc.*	129,747
2,124	Ampco-Pittsburgh Corp.*	9,983
1,062	Arconic Corp.*	33,496
3,338	Carpenter Technology Corp.	109,286
3,100	Century Aluminum Co.*	41,695
8,414	Coeur Mining, Inc.*	51,914
6,250	Commercial Metals Co.	190,375
2,311	Compass Minerals International, Inc.	148,828
13,641	Ferroglobe plc*	118,677
13,641	Ferroglobe Unit*(b)	—
515	Fortitude Gold Corp.	3,481
1,805	Gold Resource Corp.	2,834
1,557	Haynes International, Inc.	57,998
28,485	Hecla Mining Co.	156,668
754	Kaiser Aluminum Corp.	82,156
1,117	Materion Corp.	76,671
9,373	McEwen Mining, Inc.*	9,748
2,868	Ryerson Holding Corp.	63,870
1,487	Schnitzer Steel Industries, Inc., Class A	65,146
3,318	SunCoke Energy, Inc.	20,837
1,789	Synalloy Corp.*	19,321
4,467	TimkenSteel Corp.*	58,428
6,784	United States Steel Corp.	149,045
1,458	Universal Stainless & Alloy Products, Inc.*	15,105
2,207	Warrior Met Coal, Inc.	51,357
2,997	Worthington Industries, Inc.	157,942

		2,300,794

Multiline Retail (0.3%):
1,321	Big Lots, Inc.	57,279
654	Dillard’s, Inc., Class A^	112,828
1,287	Kohl’s Corp.	60,605
4,638	Macy’s, Inc.	104,819
1,573	Ollie’s Bargain Outlet Holdings, Inc.*	94,820

Shares		Value
Common Stocks, continued
Multiline Retail, continued
1,290	Tuesday Morning Corp.*	$3,612

		433,963

Multi-Utilities (0.4%):
4,514	Avista Corp.	176,588
2,243	Black Hills Corp.	140,771
2,940	MDU Resources Group, Inc.	87,230
2,992	NorthWestern Corp.	171,441
1,351	Unitil Corp.	57,796
2,565	Via Renewables, Inc.	26,137

		659,963

Oil, Gas & Consumable Fuels (3.7%):
2,222	Alto Ingredients, Inc.*	10,977
16,040	Antero Midstream Corp.	167,137
11,771	Antero Resources Corp.*	221,412
206	APA Corp.	4,415
1,338	Arch Resources, Inc.*	124,099
1,954	Ardmore Shipping Corp.*	8,109
4,767	Berry Corp.	34,370
1,822	Bonanza Creek Energy, Inc.	87,274
348	Brigham Minerals, Inc.	6,668
1,982	California Resources Corp.*	81,262
2,330	Callon Petroleum Co.*	114,356
3,036	Centennial Resource Development, Inc., Class A*^	20,341
928	Chesapeake Energy Corp.	57,156
4,220	Cimarex Energy Co.	367,984
16,914	Clean Energy Fuel Corp.*	137,849
12,514	CNX Resources Corp.*	157,927
1,569	Comstock Resources, Inc.*	16,239
2,015	CONSOL Energy, Inc.*	52,430
11,089	Coterra Energy, Inc.	241,297
4,374	CVR Energy, Inc.	72,871
6,171	Delek US Holdings, Inc.	110,893
1,575	Denbury, Inc.*	110,644
8,834	DHT Holdings, Inc.	57,686
2,156	Dorian LPG, Ltd.	26,756
1,598	Earthstone Energy, Inc.*	14,702
17,427	Enlink Midstream LLC	118,852
6,982	EQT Corp.*	142,852
13,891	Equitrans Midstream Corp.	140,855
2,943	Evolution Petroleum Corp.	16,716
2,611	Green Plains, Inc.*	85,249
257	Gulfport Energy Operating Corp.*	21,128
5,385	HollyFrontier Corp.	178,405
1,720	International Seaways, Inc.	31,338
34,496	Kosmos Energy, Ltd.*	102,108
725	Laredo Petroleum, Inc.*	58,776
4,991	Magnolia Oil & Gas Corp., Class A	88,790
9,030	Matador Resources Co.	343,501
6,809	Murphy Oil Corp.	170,021
9,513	Nordic American Tankers, Ltd.	24,353
128	Oasis Petroleum, Inc.	12,726
5,300	Overseas Shipholding Group, Inc.*	11,024
2,838	PAR Pacific Holdings, Inc.*	44,613
6,480	PBF Energy, Inc., Class A*	84,046
5,985	PDC Energy, Inc.	283,629
5,636	Peabody Energy Corp.*	83,356
523	Penn Virginia Corp.*	13,948
2,410	PHX Minerals, Inc.	7,375
6	PrimeEnergy Resources Corp.*	360
17,188	Range Resources Corp.*	388,964
2,666	Renewable Energy Group, Inc.*	133,833
300	REX American Resources Corp.*	23,961
1,533	SandRidge Energy, Inc.*	19,944
3,705	Scorpio Tankers, Inc.	68,691
8,803	SFL Corp., Ltd.	73,769

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,278	SM Energy Co.	$191,994
29,966	Southwestern Energy Co.*	166,012
2,952	Talos Energy, Inc.*	40,649
1,980	Teekay Shipping Corp.*	7,247
2,363	Teekay Tankers, Ltd., Class A*	34,334
5,279	W&T Offshore, Inc.*	19,638
931	Whiting Petroleum Corp.*	54,380
3,425	World Fuel Services Corp.	115,148

		5,707,439

Paper & Forest Products (0.7%):
1,324	Boise Cascade Co.	71,470
1,565	Clearwater Paper Corp.*	59,986
3,735	Domtar Corp.*	203,707
3,299	Glatfelter Corp.	46,516
5,271	Louisiana-Pacific Corp.	323,481
5,170	Mercer International, Inc.	59,920
1,384	Neenah, Inc.	64,508
6,201	Resolute Forest Products	73,792
2,103	Schweitzer-Mauduit International, Inc.	72,890
3,241	Verso Corp.	67,251

		1,043,521

Personal Products (0.5%):
4,160	Coty, Inc., Class A*	32,698
2,807	Edgewell Personal Care Co.	101,894
2,868	elf Beauty, Inc.*	83,315
1,964	Inter Parfums, Inc.	146,848
900	Lifevantage Corp.*	6,093
747	Medifast, Inc.	143,902
1,387	Natural Alternatives International, Inc.*	18,697
369	Natural Health Trends Corp.	2,646
2,257	Natures Sunshine Products, Inc.	33,065
1,929	Nu Skin Enterprises, Inc., Class A	78,067
340	United-Guardian, Inc.	4,821
1,070	Usana Health Sciences, Inc.*	98,654

		750,700

Pharmaceuticals (1.2%):
900	Adicet Bio, Inc.*	7,056
9,876	Amneal Pharmaceuticals, Inc.*	52,738
2,002	Amphastar Pharmaceuticals, Inc.*	38,058
877	ANI Pharmaceuticals, Inc.*	28,783
1,496	Aratana Therapeutics- CVR*(b)	—
555	Arvinas, Inc.*	45,610
1,561	Assembly Biosciences, Inc.*	5,432
4,700	BioDelivery Sciences International, Inc.*	16,967
2,268	Collegium Pharmaceutical, Inc.*	44,770
7,712	Corcept Therapeutics, Inc.*	151,772
3,415	Cumberland Pharmaceuticals, Inc.*	9,221
5,512	Cymabay Therapeutics, Inc.*	20,119
14,088	Endo International plc*	45,645
1,163	EyePoint Pharmaceuticals, Inc.*	12,118
1,224	Harrow Health, Inc.*	11,126
4,514	Innoviva, Inc.*	75,429
4,438	Intra-Cellular Therapies, Inc.*	165,449
1,144	Kala Pharmaceuticals, Inc.*^	2,997
4,227	Lannett Co., Inc.*	12,681
10,744	Nektar Therapeutics*	192,962
882	NGM Biopharmaceuticals, Inc.*	18,540
2,308	Otonomy, Inc.*	4,431
2,722	Pacira BioSciences, Inc.*	152,432
2,916	Perrigo Co. plc	138,014
322	Phathom Pharmaceuticals, Inc.*	10,336
1,714	Phibro Animal Health Corp., Class A	36,920
3,670	Prestige Consumer Healthcare, Inc.*	205,924

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
420	Relmada Therapeutics, Inc.*	$11,008
911	scPharmaceuticals, Inc.*	6,058
6,222	SIGA Technologies, Inc.*	45,981
8,452	Strongbridge Biopharma plc*	17,242
3,556	Supernus Pharmaceuticals, Inc.*	94,839
1,805	Taro Pharmaceutical Industries, Ltd.*	114,852
4,418	Xeris Pharmaceuticals, Inc.*^	10,824
3,530	Zogenix, Inc.*	53,621

		1,859,955

Professional Services (2.0%):
1,888	Acacia Research Corp.*	12,820
3,750	ASGN, Inc.*	424,275
848	Barrett Business Services, Inc.	64,668
2,703	CBIZ, Inc.*	87,415
490	CRA International, Inc.	48,677
3,450	Exponent, Inc.	390,368
1,473	Forrester Research, Inc.*	72,560
1,595	Franklin Covey Co.*	65,060
2,073	FTI Consulting, Inc.*	279,233
2,202	GP Strategies Corp.*	45,581
1,590	Heidrick & Struggles International, Inc.	70,962
1,154	Huron Consulting Group, Inc.*	60,008
1,347	ICF International, Inc.	120,274
1,783	Insperity, Inc.	197,449
2,940	Kelly Services, Inc., Class A	55,507
1,713	Kforce, Inc.	102,163
3,287	Korn Ferry	237,847
958	ManpowerGroup, Inc.	103,732
1,332	Mastech Digital, Inc.*	22,657
3,943	Mistras Group, Inc.*	40,061
2,833	Resources Connection, Inc.	44,705
4,127	TriNet Group, Inc.*	390,332
2,813	Trueblue, Inc.*	76,176
480	Upwork, Inc.*	21,614
505	Willdan Group, Inc.*	17,973

		3,052,117

Real Estate Management & Development (0.8%):
395	CKX Lands, Inc.*	4,353
6,494	Cushman & Wakefield plc*	120,853
913	eXp World Holdings, Inc.	36,310
1,627	Five Point Holdings LLC, Class A*	12,739
1,972	Forestar Group, Inc.*	36,738
504	FRP Holdings, Inc.*	28,184
2,119	Howard Hughes Corp. (The)*	186,069
382	Indus Realty Trust, Inc.	26,778
10	J.W. Mays, Inc.*	383
7,966	Kennedy-Wilson Holdings, Inc.	166,649
2,754	Marcus & Millichap, Inc.*	111,868
1,035	Maui Land & Pineapple Co.*	10,723
8,443	Newmark Group, Inc.	120,819
1,207	Rafael Holdings, Inc., Class B*	37,091
688	RE/MAX Holdings, Inc., Class A	21,438
3,140	Realogy Holdings Corp.*	55,076
308	Stratus Properties, Inc.*	9,930
3,421	Tejon Ranch Co.*	60,757
1,076	The RMR Group, Inc., Class A	35,992
3,509	The St Joe Co.	147,729

		1,230,479

Road & Rail (1.1%):
1,803	ArcBest Corp.	147,431
4,972	Avis Budget Group, Inc.*	579,288
2,278	Covenant Logistics Group, Inc.*	62,987
4,045	Heartland Express, Inc.	64,801
279	Landstar System, Inc.	44,032
2,692	Marten Transport, Ltd.	42,237

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Road & Rail, continued
1,507	Ryder System, Inc.	$124,644
1,568	Saia, Inc.*	373,231
2,170	Schneider National, Inc., Class B	49,346
1,170	Universal Logistics Holdings, Inc.	23,493
1,009	US Xpress Enterprises, Inc., Class A*	8,708
988	USA Truck, Inc.*	15,097
2,850	Werner Enterprises, Inc.	126,169
2,752	Yellow Corp.*	15,549

		1,677,013

Semiconductors & Semiconductor Equipment (3.5%):
2,035	Advanced Energy Industries, Inc.	178,571
2,430	Alpha & Omega Semiconductor, Ltd.*	76,229
1,892	Ambarella, Inc.*	294,660
12,720	Amkor Technology, Inc.	317,364
1,301	Amtech Systems, Inc.*	14,870
2,581	Axcelis Technologies, Inc.*	121,384
2,777	AXT, Inc.*	23,132
3,630	Brooks Automation, Inc.	371,531
1,210	CEVA, Inc.*	51,631
3,357	Cirrus Logic, Inc.*	276,449
1,496	CMC Materials, Inc.	184,352
2,356	Cohu, Inc.*	75,251
522	Cyberoptics Corp.*	18,573
3,367	Diodes, Inc.*	305,017
639	DSP Group, Inc.*	14,000
5,087	FormFactor, Inc.*	189,898
4,679	GSI Technology, Inc.*	24,705
1,254	Ichor Holdings, Ltd.*	51,527
1,349	inTest Corp.*	15,487
2,631	Kulicke & Soffa Industries, Inc.	153,335
6,714	Lattice Semiconductor Corp.*	434,060
1,636	MagnaChip Semiconductor Corp.*	29,055
4,167	MaxLinear, Inc., Class A*	205,225
4,238	Neophotonics Corp.*	36,913
557	NVE Corp.	35,631
2,709	Onto Innovation, Inc.*	195,725
2,739	PDF Solutions, Inc.*	63,107
5,140	Photronics, Inc.*	70,058
2,109	Pixelworks, Inc.*	10,081
4,166	Power Integrations, Inc.	412,392
7,453	Rambus, Inc.*	165,457
3,315	Semtech Corp.*	258,471
1,031	Silicon Laboratories, Inc.*	144,505
1,126	SMART Global Holdings, Inc.*	50,107
2,469	Synaptics, Inc.*	443,753
3,049	Ultra Clean Holdings, Inc.*	129,887
2,559	Veeco Instruments, Inc.*	56,835

		5,499,228

Software (2.5%):
2,828	2u, Inc.*	94,936
3,492	A10 Networks, Inc.*	47,072
5,809	ACI Worldwide, Inc.*	178,511
994	Agilysys, Inc.*	52,046
2,538	Alarm.com Holding, Inc.*	198,446
1,546	Altair Engineering, Inc.*	106,581
2,494	American Software, Inc., Class A	59,232
746	Appfolio, Inc.*	89,818
935	Asure Software, Inc.*	8,424
2,721	Avaya Holdings Corp.*	53,849
2,785	Aware, Inc.*	11,391
3,147	Blackbaud, Inc.*	221,391
2,226	Bottomline Technologies, Inc.*	87,437
2,350	BSQUARE Corp.*	5,663
1,046	Cerence, Inc.*	100,531

Shares		Value
Common Stocks, continued
Software, continued
900	ChannelAdvisor Corp.*	$22,707
1,785	Cloudera, Inc.*	28,506
3,799	Cognyte Software, Ltd.*	78,069
2,347	CommVault Systems, Inc.*	176,753
2,276	Ebix, Inc.	61,293
1,929	Envestnet, Inc.*	154,783
4,947	FireEye, Inc.*	88,057
2,347	J2 Global, Inc.*	320,647
402	Jamf Holding Corp.*^	15,485
3,326	Mimecast, Ltd.*	211,534
2,038	Mitek Systems, Inc.*	37,703
1,064	New Relic, Inc.*	76,363
2,582	OneSpan, Inc.*	48,490
1,415	Ping Identity Holding Corp.*	34,767
2,616	Progress Software Corp.	128,681
222	QAD, Inc.	19,401
2,317	Qualys, Inc.*	257,859
5,408	Sailpoint Technologies Holdings, Inc.*	231,895
1,169	Sapiens International Corp. NV	33,644
539	Shotspotter, Inc.*	19,603
684	Sps Commerce, Inc.*	110,336
3,280	Synchronoss Technologies, Inc.*	7,872
870	Upland Software, Inc.*	29,093
3,329	Verint Systems, Inc.*	149,106
7,970	Xperi Holding Corp.	150,155
1,800	Zix Corp.*	12,726

		3,820,856

Specialty Retail (3.5%):
2,730	Aaron’s Co., Inc. (The)	75,184
4,544	Abercrombie & Fitch Co., Class A*	170,991
13,755	American Eagle Outfitters, Inc.	354,879
422	America’s Car Mart, Inc.*	49,281
1,192	Asbury Automotive Group, Inc.*	234,514
1,943	AutoNation, Inc.*	236,580
5,705	Barnes & Noble Education, Inc.*	56,993
7,174	Bed Bath & Beyond, Inc.*	123,931
4,102	Big 5 Sporting Goods Corp.^	94,510
1,202	Boot Barn Holdings, Inc.*	106,822
1,732	Build-A-Bear Workshop, Inc.*	29,340
3,926	Caleres, Inc.	87,236
2,599	Cato Corp., Class A	42,987
16,720	Chico’s FAS, Inc.*	75,073
1,088	Citi Trends, Inc.*	79,380
3,051	Conn’s, Inc.*	69,654
4,771	Designer Brands, Inc., Class A*	66,460
6,400	Foot Locker, Inc.	292,224
1,362	Genesco, Inc.*	78,628
753	Group 1 Automotive, Inc.	141,474
4,311	Guess?, Inc.	90,574
1,718	Haverty Furniture Cos., Inc.	57,914
849	Hibbett, Inc.	60,058
1,529	Lumber Liquidators Holdings, Inc.*	28,562
1,251	MarineMax, Inc.*	60,698
2,154	Monro, Inc.	123,877
1,222	Murphy U.S.A., Inc.	204,392
4,523	National Vision Holdings, Inc.*	256,771
3,614	ODP Corp. (The)*	145,138
443	OneWater Marine, Inc.	17,813
3,794	Penske Automotive Group, Inc.	381,676
3,598	Rent-A-Center, Inc.	202,244
7,968	Sally Beauty Holdings, Inc.*	134,261
1,818	Shoe Carnival, Inc.	58,940
4,149	Signet Jewelers, Ltd.	327,605
1,589	Sleep Number Corp.*	148,540
1,462	Sonic Automotive, Inc., Class A	76,813

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
2,363	Sportsman’s Warehouse Holdings, Inc.*	$41,589
3,031	The Buckle, Inc.	119,997
1,119	The Children’s Place, Inc.*	84,216
5,372	The Container Store Group, Inc.*	51,141
2,271	Tilly’s, Inc.	31,817
5,052	Urban Outfitters, Inc.*	149,994
303	Winmark Corp.	65,154
1,833	Zumiez, Inc.*	72,880

		5,458,805

Technology Hardware, Storage & Peripherals (0.5%):
6,969	3D Systems Corp.*	192,135
1,308	AstroNova, Inc.*	19,685
4,957	Avid Technology, Inc.*	143,357
6,556	NCR Corp.*	254,111
3,811	Stratasys, Ltd.*	82,013
2,418	Super Micro Computer, Inc.*	88,426
1,590	TransAct Technologies, Inc.*	22,101
2,682	Xerox Holdings Corp.	54,096

		855,924

Textiles, Apparel & Luxury Goods (1.4%):
848	Capri Holdings, Ltd.*	41,052
2,061	Carter’s, Inc.	200,412
2,038	Columbia Sportswear Co.	195,322
4,877	Crocs, Inc.*	699,752
2,291	Culp, Inc.	29,508
1,291	Fossil Group, Inc.*	15,298
3,034	G-III Apparel Group, Ltd.*	85,862
1,322	Hanesbrands, Inc.	22,685
3,472	Kontoor Brands, Inc.	173,426
816	Lakeland Industries, Inc.*	17,136
544	Movado Group, Inc.	17,131
1,247	Oxford Industries, Inc.	112,442
348	PVH Corp.*	35,771
674	Rocky Brands, Inc.	32,089
746	Skechers U.S.A., Inc., Class A*	31,422
4,945	Steven Madden, Ltd.	198,591
418	Superior Group of Cos., Inc.	9,735
957	Unifi, Inc.*	20,987
1,916	Vera Bradley, Inc.*	18,030
5,461	Wolverine World Wide, Inc.	162,956

		2,119,607

Thrifts & Mortgage Finance (2.2%):
3,799	Axos Financial, Inc.*	195,800
2,838	BankFinancial Corp.	32,580
2,024	Bridgewater Bancshares, Inc.*	35,440
7,770	Capitol Federal Financial, Inc.	89,277
280	Citizens Community Bancorp, Inc.	3,892
5,449	Columbia Financial, Inc.*	100,807
1,537	ESSA Bancorp, Inc.	25,514
4,677	Essent Group, Ltd.	205,835
696	Federal Agricultural Mortgage Corp.	75,530
242	First Capital, Inc.	9,869
1,936	Flagstar Bancorp, Inc.	98,310
986	FS Bancorp, Inc.	34,125
195	Guaranty Federal Bankshares, Inc.	4,707
206	Hingham Institution for Savings	69,360
629	HMN Financial, Inc.*	14,700
973	Home Bancorp, Inc.	37,636
86	Home Federal Bancorp, Inc.	1,633
1,829	HomeStreet, Inc.	75,263
869	IF Bancorp, Inc.	19,700
3,933	Kearny Financial Corp.	48,887
390	Kentucky First Federal Bancorp	2,785
289	LendingTree, Inc.*	40,411

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
1,892	Luther Burbank Corp.	$25,372
940	Malvern Bancorp, Inc.*	15,971
1,234	Merchants BanCorp	48,706
3,912	Meridian Bancorp, Inc.	81,213
2,072	Meta Financial Group, Inc.	108,739
2,242	MGIC Investment Corp.	33,540
3,941	Mr Cooper Group, Inc.*	162,251
18,699	New York Community Bancorp, Inc.	240,656
4,642	NMI Holdings, Inc., Class A*	104,956
3,578	Northfield Bancorp, Inc.	61,399
6,541	Northwest Bancshares, Inc.	86,865
3,132	Oceanfirst Financial Corp.	67,056
198	Oconee Federal Financial Corp.	4,594
1,129	Ocwen Financial Corp.*	31,759
2,010	PCSB Financial Corp.	37,064
1,668	Premier Financial Corp.	53,109
1,677	Provident Financial Holdings, Inc.	28,643
3,721	Provident Financial Services, Inc.	87,332
1,685	Prudential Bancorp, Inc.	25,713
4,780	Radian Group, Inc.	108,602
1,982	Riverview Bancorp, Inc.	14,409
3,418	Security National Financial Corp., Class A*	28,130
671	Severn Bancorp, Inc.	8,401
707	Southern Missouri Bancorp, Inc.	31,737
1,053	Sterling Bancorp, Inc.*	5,433
1,409	Territorial Bancorp, Inc.	35,760
3,100	TFS Financial Corp.	59,086
1,462	TrustCo Bank Corp. NY	46,740
3,395	Washington Federal, Inc.	116,482
1,247	Waterstone Financial, Inc.	25,551
2,031	Wawlker & Dunlop, Inc.	230,519
3,601	Western New England BanCorp, Inc.	30,717
2,314	WSFS Financial Corp.	118,731
35	WVS Financial Corp.	559

		3,387,856

Tobacco (0.1%):
491	Turning Point Brands, Inc.	23,445
975	Universal Corp.	47,122
9,542	Vector Group, Ltd.	121,660

		192,227

Trading Companies & Distributors (1.8%):
6,404	Air Lease Corp.	251,933
1,077	Alta Equipment Group, Inc.*	14,787
1,927	Applied Industrial Technologies, Inc.	173,681
3,172	Beacon Roofing Supply, Inc.*	151,495
1,146	CAI International, Inc.	64,073
2,002	DXP Enterprises, Inc.*	59,199
1,463	EVI Industries, Inc.*^	39,794
1,550	GATX Corp.	138,818
2,503	Global Industrial Co.	94,839
573	GMS, Inc.*	25,097
1,299	H&E Equipment Services, Inc.	45,088
1,516	Herc Holdings, Inc.*	247,805
1,475	Kaman Corp., Class A	52,613
989	Lawson Products, Inc.*	49,460
4,569	MRC Global, Inc.*	33,536
2,121	MSC Industrial Direct Co., Inc., Class A	170,083
7,964	NOW, Inc.*	60,925
1,839	Rush Enterprises, Inc., Class A	83,049
195	SiteOne Landscape Supply, Inc.*	38,897
2,140	Textainer Group Holdings, Ltd.*	74,707
1,949	Titan Machinery, Inc.*	50,499
577	Transcat, Inc.*	37,205
3,118	Triton International, Ltd.	162,261

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
5,651	Univar Solutions, Inc.*	$134,607
1,585	Veritiv Corp.*	141,953
3,051	WESCO International, Inc.*	351,841

		2,748,245

Transportation Infrastructure (0.1%):
4,399	Macquarie Infrastructure Holdings LLC	178,423

Water Utilities (0.5%):
2,746	American States Water Co.	234,838
1,221	Artesian Resources Corp.	46,606
3,317	California Water Service Group	195,471
1,256	Consolidated Water Co., Ltd.	14,318
1,275	Middlesex Water Co.	131,044
2,502	Pure Cycle Corp.*	33,302
1,615	SJW Group	106,687
1,259	York Water Co. (The)	54,993

		817,259

Wireless Telecommunication Services (0.2%):
2,895	Shenandoah Telecommunications Co.	91,424
2,722	Spok Holdings, Inc.	27,819
7,635	Telephone & Data Systems, Inc.	148,882
2,003	United States Cellular Corp.*	63,876

		332,001

Total Common Stocks (Cost $109,835,381)		155,605,280

Preferred Stocks (0.1%):
Internet & Direct Marketing Retail (0.0%†):
499	Qurate Retail, Inc., 3/15/31	53,967

Media (0.0%†):
430	Liberty Broadband Corp., Series A	11,976

Trading Companies & Distributors (0.1%):
2,540	WESCO International, Inc., Series A	79,705

Total Preferred Stocks (Cost $115,109)		145,648

Contracts		Value
Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
197	Nabors Industries, Ltd., 6/11/26	1,150

Total Warrant (Cost $–)		1,150

Shares		Value
Rights (0.0%†):
Biotechnology (0.0%†):
8,857	Achillion Pharm CVR, Expires on 1/29/49*	12,842
2,004	Chinook Therapeutics-CVR, Expires on 12/31/49*	3,587
1,429	Pfenex, Inc. CVR, Expires on 1/3/22*^	1,072
4,400	Progenics Pharmaceuticals, Inc., Expires on 1/3/22*	1,540

		19,041

Household Durables (0.0%†):
4,044	Zagg, Inc. CVR, Expires on 1/2/49*	364

Media (0.0%†):
21,894	Media General, Inc. CVR, Expires on 12/31/49*	1,235

Total Rights (Cost $8,221)		20,640

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.7%):
1,065,755	BlackRock Liquidity FedFund, Institutional Class , 0.03%(c)(d)	$1,065,755

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,065,755)		1,065,755

Total Investment Securities (Cost $111,024,466) - 100.8%		156,838,473
Net other assets (liabilities) - (0.8)%		(1,291,641)

Net Assets - 100.0%		$155,546,832

Percentages indicated are based on net assets as of September 30, 2021.

ADR	-	American Depository Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $1,006,752.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(d)	The rate represents the effective yield at September 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Asset Backed Securities (3.1%):
$2,308,557	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,441,876
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51, Callable 10/15/28 @ 100	1,915,045
885,000	Citibank Credit Card Issuance Trust, Class A7, Series 2018-A7, 3.96%, 10/15/30	1,025,221
211,255	College Ave Student Loans LLC, Class A1, Series 2021-A, 1.19%(US0001M+110bps), 7/25/51, Callable 2/25/32 @ 100(a)	214,429
1,392,716	College Avenue Student Loans LLC, Class A2, Series 2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a)	1,379,590
3,640,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 2/15/30, Callable 12/15/24 @ 100(a)	3,644,519
1,880,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-3A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a)	1,880,920
160,000	Credit Acceptance Auto Loan Trust, Class A, Series 20-2A, 1.37%, 7/16/29, Callable 1/15/24 @ 100(a)	161,483
565,429	EDvestinU Private Education Loan Issue No 3 LLC, Class A, Series 2021-A, 1.80%, 11/25/45(a)	563,043
2,000,000	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-4GS, 1.93%, 7/20/48, Callable 3/20/36 @ 100(a)	1,981,896
1,390,000	Lendmark Funding Trust, Class A, Series 2021-1A, 1.90%, 11/20/31, Callable 5/20/26 @ 100(a)	1,395,884
1,033,444	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 1.21%(US0001M+113bps), 5/15/28, Callable 10/15/21 @ 100(a)	1,033,444
1,200,000	Mariner Finance Issuance Trust, Class A, Series 2021-AA, 1.86%, 3/20/36, Callable 3/20/26 @ 100(a)	1,208,706
1,406,976	Navient Private Education Loan Trust, Class A1B, Series 2020-lA, 1.08%(US0001M+100bps), 4/15/69, Callable 9/15/30 @ 100(a)	1,412,116
711,822	Navient Private Education Refi Loan Trust, Class A, Series 2021-A, 0.84%, 5/15/69, Callable 2/15/28 @ 100(a)	710,335
8,634,728	Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69, Callable 2/15/29 @ 100(a)	8,607,888

Principal Amount		Value
Asset Backed Securities, continued
$3,291,302	Navient Private Education Refi Loan Trust, Class A, Series 20-FA, 1.22%, 7/15/69, Callable 2/15/27 @ 100(a)	$3,309,675
3,198,281	Navient Private Education Refi Loan Trust, Class A, Series 2021-DA, 1.26%(PRIME-(199)bps), 4/15/60(a)	3,198,286
1,000,000	Navient Student Loan Trust, Class A2B, Series 2020-CA, 1.68%(US0001M+160bps), 11/15/68, Callable 6/15/30 @ 100(a)	1,033,969
2,212,756	Navient Student Loan Trust, Class A2B, Series 2019-D, 1.13%(US0001M+105bps), 12/15/59, Callable 8/15/30 @ 100(a)	2,243,940
260,006	Navient Student Loan Trust, Class A2, Series 2018-EA, 4.00%, 12/15/59, Callable 6/15/25 @ 100(a)	267,356
5,360,000	Nelnet Student Loan Trust, Class AFL, Series 2021-CA, 0.83%(US0001M+74bps), 4/20/62(a)	5,367,311
4,496,890	Nelnet Student Loan Trust, Class APT2, Series 2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a)	4,492,133
8,602,607	Nelnet Student Loan Trust, Class AFL, Series 2021-BA, 0.87%(US0001M+78bps), 4/20/62, Callable 7/20/29 @ 100(a)	8,613,051
2,440,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-B, 0.51%(US0001M+43bps), 11/15/23	2,440,882
1,400,000	PFS Financing Corp., Class A, Series 2021-A, 0.71%, 4/15/26(a)	1,395,972
1,151,450	Prodigy Finance CM2021-1 DAC, Class A, Series 2021-1A, 1.34%(US0001M+125bps), 7/25/51, Callable 2/25/27 @ 100(a)	1,155,518
2,009,000	Regional Management Issuance Trust, Class A, Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26 @ 100(a)	2,000,070
501,291	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 0.83%(US0001M+75bps), 10/15/35(a)	502,406
410,000	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 0.91%(US0001M+83bps), 9/15/37(a)	412,791
1,721,255	SMB Private Education Loan Trust, Class APT1, Series 2021-C, 1.39%, 1/15/53(a)	1,717,409
4,250,000	SMB Private Education Loan Trust, Class A2A1, Series 2021-A, 0.81%(US0001M+73bps), 1/15/53(a)	4,255,058

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Asset Backed Securities, continued
$490,000	SMB Private Education Loan Trust, Class B, Series 2021-A, 2.31%, 1/15/53(a)	$497,637
2,533,819	SMB Private Education Loan Trust, Class A1A, Series BA, 1.29%, 7/15/53(a)	2,565,953
64,734	SMB Private Education Loan Trust, Class A2A, Series 2015-B, 2.98%, 7/15/27, Callable 4/15/28 @ 100(a)	65,175
911,176	SoFi Professional Loan Program, Class AFX, Series 2020-C, 1.95%, 2/15/46, Callable 7/15/28 @ 100(a)	923,123
824,825	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 11/15/26 @ 100(a)	848,232
556,246	SoFi Professional Loan Program, Class A2, Series 2015-d, 2.72%, 10/27/36, Callable 5/25/22 @ 100(a)	559,516
1,700,000	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 9/15/27 @ 100(a)	1,744,757
2,518,300	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 7/25/25 @ 100(a)	2,572,683
25,264	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 7/25/24 @ 100(a)	25,605
2,011,028	Westlake Automobile Receivables Trust, Class A2, Series 2020-1A, 1.44%, 9/15/23, Callable 7/15/23 @ 100(a)	2,016,254

Total Asset Backed Securities (Cost $82,986,134)		83,801,157

Collateralized Mortgage Obligations (4.1%):
2,000,000	AIMCO CLO, Class AR, Series 2017-AA, 1.18%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	2,000,308
2,810,000	Alen Mortgage Trust, Class A, Series 2021-ACEN, 1.23%(US0001M+115bps), 4/15/38(a)	2,812,501
1,000,000	Anchorage Capital CLO 7, Ltd., Class AR2, Series 2015-7A, 1.22%(US0003M+109bps), 1/28/31, Callable 10/28/21 @ 100(a)	1,000,490
1,735,000	Arbor Multifamily Mortgage Securities Trust, Class A5, Series 2020-MF1, 2.76%, 5/15/53, Callable 2/15/30 @ 100(a)	1,818,588

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$3,850,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 0.81%(US0001M+72bps), 3/15/37(a)	$3,837,911
1,250,000	Battalion CLO VIII, Ltd., Class A1R2, Series 2015-8A, 1.20%(US0003M+107bps), 7/18/30, Callable 10/18/21 @ 100(a)	1,249,997
2,290,000	Battalion CLO X, Ltd., Class A1R2, Series 2016-10A, 1.30%(US0003M+117bps), 1/25/35, Callable 1/25/23 @ 100(a)	2,291,205
1,250,000	Benchmark Mortgage Trust, Class B, Series 2019-B15, 3.56%, 12/15/72	1,341,575
668,000	Benchmark Mortgage Trust, Class C, Series 2019-B15, 3.84%, 12/15/72	694,019
1,332,000	BF Mortgage Trust, Class B, Series 2019-NYT, 1.48%(US0001M+140bps), 11/15/35(a)	1,331,840
1,120,000	BX, Class A, Series 2021-MFM1, 0.78%(US0001M+70bps), 1/15/34(a)	1,120,482
2,126,109	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 1.00%(US0001M+92bps), 10/15/36(a)	2,128,681
3,801,582	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.88%(US0001M+80bps), 12/15/29(a)	3,805,231
3,350,000	BX Commercial Mortgage Trust, Class A, Series 2020-ViV4, 2.84%, 3/9/44(a)	3,487,316
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41(a)	582,594
615,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52, Callable 8/15/29 @ 100	636,488
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29 @ 100(b)	645,409
3,225,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 1.18%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	3,228,512
760,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	791,061
412,829	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 0.99%(US0001M+90bps), 7/25/49, Callable 5/25/23 @ 100(a)	413,767
3,320,000	CIM Retail Portfolio Trust, Class A, Series 2021-RETL, 1.48%(US0001M+140bps), 8/15/36	3,324,748

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,233,584	CIM Trust, Class A11, Series 2019-INV3, 1.03%(US0001M+100bps), 8/25/49, Callable 3/25/24 @ 100(a)	$1,234,790
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	3,512,443
1,015,000	Commercial Mortgage Loan Trust, Class D, Series 2013-WWP, 3.90%, 3/10/31, Callable 3/10/23 @ 100(a)	1,066,166
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48, Callable 8/10/25 @ 100	3,345,877
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/6/23 @ 100(a)	1,320,192
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48, Callable 7/10/25 @ 100	724,095
3,870,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 1.01%(US0001M+93bps), 11/15/36(a)	3,869,497
2,306,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	2,361,528
210,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51, Callable 3/15/28 @ 100(b)	234,937
2,095,000	Dryden 43 Senior Loan Fund, Class AR2, Series 2016-43A, 1.17%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	2,096,301
4,750,000	Elmwood CLO II, Ltd., Class AR, Series 2019-2A, 1.28%(US0003M+115bps), 4/20/34(a)	4,755,163
5,382,001	Extended Stay America Trust, Class A, Series 2021-ESH, 1.16%(US0001M+108bps), 7/15/38(a)	5,397,059
877,988	Flagstar Mortgage Trust, Class A11, Series 2019-1, 1.04%(US0001M+95bps), 10/25/49, Callable 12/25/23 @ 100(a)	878,852
1,217,639	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50%(US0001M+350bps), 1/25/39, Callable 12/25/28 @ 100	1,281,736
1,230,000	FS RIALTO, Class A, Series 2021-FL2, 1.30%(US0001M+122bps), 4/16/26, Callable 4/16/23 @ 100	1,231,461
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34(a)(b)	1,598,108

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$585,836	JP Morgan Chase Commercial Mortgage Securities Corp., Class A, Series 2021-MHC, 0.88%(US0001M+80bps), 4/15/38(a)	$586,569
774,442	JP Morgan Mortgage Trust, Class A11, Series 2019-INV3, 1.08%(US0001M+100bps), 5/25/50, Callable 1/25/25 @ 100(a)	775,378
837,674	JP Morgan Mortgage Trust, Class A5, Series 2019-LTV3, 3.50%, 2/25/50, Callable 1/25/23 @ 100(a)(b)	845,558
540,084	JP Morgan Mortgage Trust, Class A11, Series 2020-LTV1, 1.08%(US0001M+100bps), 6/25/50, Callable 4/25/23 @ 100(a)	540,411
941,924	JP Morgan Mortgage Trust, Class A11, Series 2019-INV2, 0.99%(US0001M+90bps), 2/25/50, Callable 3/25/24 @ 100(a)	943,169
626,388	JP Morgan Mortgage Trust, Class A11, Series 2019-LTV3, 0.93%(US0001M+85bps), 2/25/50, Callable 1/25/23 @ 100(a)	627,064
314,860	JP Morgan Mortgage Trust, Class A11, Series 2019-7, 0.99%(US0001M+90bps), 2/25/50, Callable 12/25/22 @ 100(a)	315,306
700,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable 1/15/27 @ 100	768,761
1,161,374	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45, Callable 6/15/22 @ 100(a)	1,168,656
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 0.88%(US0001M+80bps), 5/15/36(a)	2,907,572
1,530,000	Life Mortgage Trust, Class A, Series 2021-BMR, 0.78%(US0001M+70bps), 3/15/38(a)	1,531,362
3,570,000	MHP, Class A, Series 2021-STOR, 0.78%(US0001M+70bps), 7/15/38(a)	3,570,512
1,279,462	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48, Callable 5/15/25 @ 100	1,365,647
1,563,000	Morgan Stanley Capital I Trust, Class A, Series 2019-NUGS, 2.45%(US0001M+95bps), 12/15/36(a)	1,566,814

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49, Callable 10/15/26 @ 100	$1,649,525
1,200,000	Octagon Investment Partners XVII, Ltd., Class A2R2, Series 2013-1A, 1.23%(US0003M+110bps), 1/25/31, Callable 10/25/21 @ 100(a)	1,189,822
3,125,530	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	3,348,756
1,510,000	One New York Plaza Trust, Class A, Series 2020-1NYP, 1.03%(US0001M+95bps), 1/15/26(a)	1,514,500
1,250,000	RR 3, Ltd., Class A1R2, Series 2018-3A, 1.22%(US0003M+109bps), 1/15/30, Callable 10/15/21 @ 100(a)	1,252,975
2,006,590	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58, Callable 7/25/46 @ 100	2,119,936
875,854	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 3/25/29 @ 100	914,736
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48, Callable 6/10/26 @ 100	132,065
1,000,000	Signal Peak CLO 8, Ltd., Class A, Series 2020-8A, 1.40%(US0003M+127bps), 4/20/33, Callable 4/20/22 @ 100(a)	1,001,875
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 0.98%(US0001M+75bps), 11/11/34(a)	388,897
1,000,000	Voya CLO, Ltd., Class A1R, Series 2017-3A, 1.17%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	997,996
1,015,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,108,603
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable 4/15/25 @ 100	1,314,312
9,143,867	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.11%, 12/15/59, Callable 8/15/26 @ 100(b)	319,852
775,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48, Callable 4/15/25 @ 100	837,573

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51	$1,069,711

Total Collateralized Mortgage Obligations (Cost $108,965,149)		110,124,841

Corporate Bonds (24.8%):
Aerospace & Defense (1.1%):
2,642,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	2,851,341
647,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	706,522
216,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	294,053
1,062,000	General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	1,171,235
1,020,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	1,146,203
1,249,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,424,837
378,000	Huntington Ingalls Industries, Inc., 3.84%, 5/1/25, Callable 4/1/25 @ 100	409,340
821,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	885,654
1,197,000	Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100(a)	1,179,605
1,315,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,455,946
1,383,000	L3Harris Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,571,966
391,000	Lockheed Martin Corp., Series B, 6.15%, 9/1/36	557,218
1,051,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	1,210,091
325,000	Lockheed Martin Corp., 4.09%, 9/15/52, Callable 3/15/52 @ 100	397,061
2,256,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	2,389,203
214,000	Northrop Grumman Corp., 4.75%, 6/1/43	270,751
217,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	246,471
1,503,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	1,758,803
115,000	Raytheon Technologies Corp., 7.00%, 11/1/28	151,549
2,427,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	2,760,911
559,000	Raytheon Technologies Corp., 2.15%, 5/18/30, Callable 2/18/30 @ 100	721,965

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$415,000	Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	$477,614
709,000	Raytheon Technologies Corp., 4.35%, 4/15/47, Callable 10/15/46 @ 100	850,460
1,426,000	Raytheon Technologies Corp., 4.63%, 11/16/48, Callable 5/16/48 @ 100	1,799,913
10,000	Raytheon Technologies Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100	9,438
264,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	289,675
1,098,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	1,222,055
485,000	United Technologies Corp., 7.50%, 9/15/29	668,875

		28,878,755

Air Freight & Logistics (0.3%):
620,000	FedEx Corp., 0.45%, 5/4/29, Callable 2/4/29 @ 100	713,185
3,157,000	FedEx Corp., 4.25%, 5/15/30, Callable 2/15/30 @ 100	3,614,399
1,472,000	FedEx Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100	1,476,139
2,000	FedEx Corp., 4.90%, 1/15/34	2,449
695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	815,557
1,246,000	United Parcel Service, Inc., 3.40%, 3/15/29, Callable 12/15/28 @ 100	1,380,108
384,000	United Parcel Service, Inc., 4.45%, 4/1/30, Callable 1/1/30 @ 100	455,658

		8,457,495

Airlines (0.3%):
869,401	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.40%, 3/22/25	852,269
319,624	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.25%, 7/15/25	313,232
74,538	American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 8/15/26	74,724
490,274	American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 3/22/29	504,376
213,277	American Airlines Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	213,500
424,604	American Airlines Pass Through Trust, Series 2016-3, Class AA, 3.00%, 4/15/30	424,134
169,531	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, 8/15/30	175,299
675,256	American Airlines Pass Through Trust, Series 2019-1, 3.15%, 8/15/33	682,713
452,000	Delta Airlines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	476,465

Principal Amount		Value
Corporate Bonds, continued
Airlines, continued
$122,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	$124,875
9,120	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23	9,246
44,912	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 3/3/24	45,923
7,002	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.65%, 4/7/27	6,964
269,404	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, 9/1/27	275,615
1,205,718	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	1,338,415
11,374	United Airlines Pass Through Trust, Series 2015-1, Class AA, 3.45%, 6/1/29	11,944
413,853	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.50%, 11/1/29	407,608
45,758	United Airlines Pass Through Trust, Series 2016-2, Class AA, 3.10%, 1/7/30	47,551
183,371	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.88%, 4/7/30	187,094
214,670	United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 9/1/31	225,951
344,172	United Airlines Pass Through Trust, Series 2016-1, Class AA, 4.15%, 2/25/33	373,535
485,358	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/1/33	489,849

		7,261,282

Auto Components (0.0%†):
520,000	BorgWarner, Inc., 1.00%, 5/19/31, Callable 2/19/31 @ 100	599,740

Automobiles (0.2%):
687,000	Daimler Finance North America LLC, 3.40%, 2/22/22(a)	695,173
1,577,000	Daimler Finance North America LLC, 2.13%, 3/10/25(a)	1,625,018
1,263,000	Daimler Finance North America LLC, 3.30%, 5/19/25(a)	1,352,712
150,000	Daimler Finance North America LLC, 3.50%, 8/3/25(a)	162,338
1,017,000	Daimler Finance North America LLC, 1.45%, 3/2/26(a)	1,019,213
534,000	Nissan Motor Acceptance Co. LLC, 2.45%, 9/15/28, Callable 7/15/28 @ 100(a)	527,733

		5,382,187

Banks (3.9%):
3,067,000	Bank of America Corp., 3.55% (US0003M+78 bps), 3/5/24, Callable 3/5/23 @ 100	3,193,483
1,283,000	Bank of America Corp., 4.00%, 1/22/25, MTN	1,391,792

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$913,000	Bank of America Corp., Series L, 3.95%, 4/21/25	$994,947
2,857,000	Bank of America Corp., 0.98% (SOFR+69 bps), 4/22/25, Callable 4/22/24 @ 100	2,872,976
1,683,000	Bank of America Corp., 3.37% (US0003M+81 bps), 1/23/26, Callable 1/23/25 @ 100	1,794,080
597,000	Bank of America Corp., 2.02% (US0003M+64 bps), 2/13/26, Callable 2/13/25 @ 100, MTN	611,096
748,000	Bank of America Corp., Series G, 4.45%, 3/3/26	836,473
6,244,000	Bank of America Corp., 1.32% (SOFR+115 bps), 6/19/26, Callable 6/19/25 @ 100, MTN	6,246,104
6,920,000	Bank of America Corp., 1.20% (SOFR+101 bps), 10/24/26, Callable 10/24/25 @ 100, MTN	6,848,164
6,098,000	Bank of America Corp., 3.56% (US0003M+106 bps), 4/23/27, Callable 4/23/26 @ 100, MTN	6,629,307
1,447,000	Bank of America Corp., 1.73% (SOFR+96 bps), 7/22/27, Callable 7/22/26 @ 100	1,450,249
2,767,000	Bank of America Corp., 3.82% (US0003M+158 bps), 1/20/28, Callable 1/20/27 @ 100, MTN	3,043,534
556,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	601,328
821,000	Bank of America Corp., 3.97% (US0003M+107 bps), 3/5/29, Callable 3/5/28 @ 100, MTN	914,410
1,535,000	Bank of America Corp., 4.27% (US0003M+131 bps), 7/23/29, Callable 7/23/28 @ 100	1,741,098
735,000	Bank of America Corp., 3.97% (US0003M+121 bps), 2/7/30, Callable 2/7/29 @ 100, MTN	821,818
1,510,000	Bank of America Corp., 3.19% (US0003M+118 bps), 7/23/30, Callable 7/23/29 @ 100, MTN	1,600,786
6,772,000	Bank of America Corp., 2.88% (US0003M+119 bps), 10/22/30, Callable 10/22/29 @ 100, MTN	7,063,460
472,000	Bank of America Corp., 2.50% (US0003M+99 bps), 2/13/31, Callable 2/13/30 @ 100, MTN	477,610
793,000	Bank of America Corp., 2.59% (SOFR+215 bps), 4/29/31, Callable 4/29/30 @ 100	806,433
295,000	Bank of America Corp., 1.90%, 7/23/31, Callable 7/23/30 @ 100, MTN	283,340
860,000	Bank of America Corp., 1.92% (SOFR+137 bps), 10/24/31, Callable 10/24/30 @ 100, MTN	824,813
580,000	Bank of America Corp., 0.65% (EUR003M+94 bps), 10/26/31, Callable 10/26/30 @ 100, MTN(a)	663,452
2,208,000	Bank of America Corp., 4.08% (US0003M+132 bps), 4/23/40, Callable 4/23/39 @ 100, MTN	2,535,722

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$1,180,000	Bank of America Corp., 2.68% (SOFR+193 bps), 6/19/41, Callable 6/19/40 @ 100, MTN	$1,124,305
905,000	Bank of America Corp., 5.87% (US0003M+293 bps), 12/31/99, Callable 3/15/28 @ 100	1,031,700
5,943,000	Citigroup, Inc., 3.98% (US0003M+134 bps), 3/20/30, Callable 3/20/29 @ 100	6,680,479
4,621,000	Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30, Callable 11/5/29 @ 100	4,849,273
479,000	Citigroup, Inc., 2.57% (SOFR+211 bps), 6/3/31, Callable 6/3/30 @ 100	487,280
480,000	Citigroup, Inc., 4.00% (H15T5Y+4 bps), 12/31/99, Callable 12/10/25 @ 100	495,600
4,910,000	JPMorgan Chase & Co., 4.02% (US0003M+100 bps), 12/5/24, Callable 12/5/23 @ 100	5,247,685
309,000	JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	338,377
182,000	JPMorgan Chase & Co., 2.30% (SOFR+116 bps), 10/15/25, Callable 10/15/24 @ 100	188,405
1,385,000	JPMorgan Chase & Co., 2.00% (SOFR+159 bps), 3/13/26, Callable 3/13/25 @ 100	1,415,970
2,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	2,158
2,230,000	JPMorgan Chase & Co., 3.96% (US0003M+125 bps), 1/29/27, Callable 1/29/26 @ 100	2,459,964
2,697,000	JPMorgan Chase & Co., 1.58% (SOFR+89 bps), 4/22/27, Callable 4/22/26 @ 100	2,701,625
5,311,000	JPMorgan Chase & Co., 3.78% (US0003M+134 bps), 2/1/28, Callable 2/1/27 @ 100	5,846,248
1,750,000	JPMorgan Chase & Co., 4.00% (US0003M+112 bps), 4/23/29, Callable 4/23/28 @ 100	1,957,835
1,318,000	JPMorgan Chase & Co., 3.70% (US0003M+116 bps), 5/6/30, Callable 5/6/29 @ 100	1,453,568
977,000	JPMorgan Chase & Co., 2.74% (SOFR+151 bps), 10/15/30, Callable 10/15/29 @ 100	1,010,750
1,346,000	JPMorgan Chase & Co., 3.11% (SOFR+246 bps), 4/22/41, Callable 4/22/40 @ 100	1,378,225
1,468,000	JPMorgan Chase & Co., 4.26% (US0003M+158 bps), 2/22/48, Callable 2/22/47 @ 100	1,760,659
400,000	JPMorgan Chase & Co., 4.03% (US0003M+146 bps), 7/24/48, Callable 7/24/47 @ 100	463,728
381,000	JPMorgan Chase & Co., 3.96% (US0003M+138 bps), 11/15/48, Callable 11/15/47 @ 100	440,525
254,000	JPMorgan Chase & Co., 3.90% (US0003M+122 bps), 1/23/49, Callable 1/23/48 @ 100	290,134

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$105,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	$107,301
900,000	Wells Fargo & Co., 1.13%, 10/29/21, MTN(a)	1,043,515
1,676,000	Wells Fargo & Co., 3.00%, 2/19/25	1,776,605
290,000	Wells Fargo & Co., 1.34% (EUR003M+167 bps), 5/4/25, Callable 5/4/24 @ 100, MTN(a)	347,311
2,090,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	2,284,378
2,835,000	Wells Fargo & Co., 2.88% (US0003M+117 bps), 10/30/30, Callable 10/30/29 @ 100, MTN	2,941,358
331,000	Wells Fargo & Co., 5.38%, 2/7/35	438,604
1,308,000	Wells Fargo & Co., 3.07% (SOFR+253 bps), 4/30/41, Callable 4/30/40 @ 100	1,347,058

		106,157,098

Beverages (0.5%):
7,123,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	8,592,888
1,258,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,554,353
275,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48, Callable 10/15/47 @ 100	327,320
1,600,000	Coca-Cola Co. (The), 2.25%, 1/5/32	1,614,418
490,000	Coca-Cola Co. (The), 1.00%, 3/9/41	545,339
923,000	Keurig Dr Pepper, Inc., 3.20%, 5/1/30, Callable 2/1/30 @ 100	991,041

		13,625,359

Biotechnology (0.4%):
160,000	AbbVie, Inc., 1.38%, 5/17/24, Callable 2/17/24 @ 100	191,853
140,000	AbbVie, Inc., 1.25%, 6/1/24, Callable 3/1/24 @ 100	167,442
2,680,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	3,216,780
1,789,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	2,135,078
864,000	AbbVie, Inc., 4.63%, 10/1/42, Callable 4/1/42 @ 100	1,055,188
672,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	799,661
612,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	755,175
700,000	Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @ 100	669,067
1,178,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	1,477,066
464,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	581,288

		11,048,598

Building Products (0.0%†):
897,000	Carrier Global Corp., 2.24%, 2/15/25, Callable 1/15/25 @ 100	929,839

Principal Amount		Value
Corporate Bonds, continued
Capital Markets (2.7%):
$2,221,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	$2,381,845
1,042,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	1,113,836
704,000	Ares Capital Corp., 2.15%, 7/15/26, Callable 6/15/26 @ 100	706,095
370,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	400,525
1,150,000	Bank of New York Mellon Corp. (The), 3.70% (H15T5Y+335 bps), 12/31/99, Callable 3/20/26 @ 100	1,204,625
1,435,000	Charles Schwab Corp. (The), Series E, 4.62% (US0003M+332 bps), 12/29/49, Callable 3/1/22 @ 100	1,446,480
3,115,000	Charles Schwab Corp. (The), 4.00% (H15T5Y+317 bps), 12/31/99, Callable 6/1/26 @ 100	3,239,600
5,126,000	Goldman Sachs Group, Inc. (The), 2.88% (US0003M+82 bps), 10/31/22, Callable 10/31/21 @ 100	5,132,079
1,460,000	Goldman Sachs Group, Inc. (The), 0.00% (EUR003M+55 bps), 4/21/23, Callable 4/21/22 @ 100, MTN(a)	1,694,385
7,530,000	Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25, Callable 3/1/25 @ 100	8,084,585
1,633,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	1,766,062
730,000	Goldman Sachs Group, Inc. (The), 0.86%, 2/12/26, Callable 2/12/25 @ 100	721,634
4,199,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	4,600,093
1,234,000	Goldman Sachs Group, Inc. (The), 1.29% (US0003M+117 bps), 5/15/26, Callable 5/15/25 @ 100	1,263,834
2,302,000	Goldman Sachs Group, Inc. (The), 4.41% (US0003M+143 bps), 4/23/39, Callable 4/23/38 @ 100	2,754,458
1,581,000	Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	2,298,151
347,000	Goldman Sachs Group, Inc. (The), 3.21% (SOFR+151 bps), 4/22/42, Callable 4/22/41 @ 100	356,023
309,000	Goldman Sachs Group, Inc. (The), 2.91%, 7/21/42, Callable 7/21/41 @ 100	305,625
992,000	Intercontinental Exchange, Inc., 2.10%, 6/15/30, Callable 3/15/30 @ 100	979,921
3,423,000	Morgan Stanley, 3.63%, 1/20/27	3,772,933
9,921,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	9,951,537

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$4,744,000	Morgan Stanley, 3.59% (US0003M+134 bps), 7/22/28, Callable 7/22/27 @ 100	$5,197,830
1,102,000	Morgan Stanley, 3.77% (US0003M+114 bps), 1/24/29, Callable 1/24/28 @ 100	1,216,692
1,564,000	Morgan Stanley, Series G, 4.43% (US0003M+163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN	1,805,566
6,959,000	Morgan Stanley, 2.70% (SOFR+114 bps), 1/22/31, Callable 1/22/30 @ 100, MTN	7,171,472
552,000	Morgan Stanley, 1.79% (SOFR+1 bps), 2/13/32, Callable 2/13/31 @ 100, MTN	525,161
1,111,000	Morgan Stanley, 3.97% (US0003M+146 bps), 7/22/38, Callable 7/22/37 @ 100	1,278,479
196,000	State Street Corp., 2.90% (SOFR+3 bps), 3/30/26, Callable 3/30/25 @ 100	207,900
661,000	State Street Corp., Series F, 3.71% (US0003M+360 bps), Callable 12/15/21 @ 100	663,644
1,415,000	State Street Corp., Series H, 5.62% (US0003M+254 bps), 12/31/99, Callable 12/15/23 @ 100	1,494,240

		73,735,310

Chemicals (0.3%):
570,000	Air Products and Chemicals, Inc., 2.80%, 5/15/50, Callable 11/15/49 @ 100	568,889
503,000	Dow Chemical Co. (The), 1.13%, 3/15/32, Callable 12/15/31 @ 100	593,130
565,000	Dow Chemical Co. (The), 5.55%, 11/30/48, Callable 5/30/48 @ 100	781,658
3,116,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	3,494,666
635,000	Ecolab, Inc., 2.75%, 8/18/55, Callable 2/18/55 @ 100(a)	608,690
663,000	LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100	754,056
440,000	Sherwin-Williams Co. (The), 4.20%, 1/15/22, Callable 10/15/21 @ 100	440,524
353,000	Sherwin-Williams Co. (The), 4.50%, 6/1/47, Callable 12/1/46 @ 100	431,270
493,000	Westlake Chemical Corp., 3.38%, 8/15/61, Callable 2/15/61 @ 100	462,360

		8,135,243

Commercial Services & Supplies (0.0%†):
472,000	Waste Management, Inc., 2.00%, 6/1/29, Callable 4/1/29 @ 100	474,563
107,000	Waste Management, Inc., 2.95%, 6/1/41, Callable 12/1/40 @ 100	109,077

		583,640

Communications Equipment (0.2%):
1,085,000	Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	1,251,398

Principal Amount		Value
Corporate Bonds, continued
Communications Equipment, continued
$1,662,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	$1,931,842
756,000	Motorola Solutions, Inc., 2.30%, 11/15/30, Callable 8/15/30 @ 100	742,539
1,822,000	Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	1,854,140
27,000	Motorola Solutions, Inc., 5.50%, 9/1/44	34,776

		5,814,695

Consumer Finance (0.5%):
740,000	American Honda Finance Corp., 1.38%, 11/10/22	873,711
110,000	American Honda Finance Corp., 0.55%, 3/17/23	128,960
1,000,000	Capital One Financial Corp., 1.65%, 6/12/29	1,224,829
1,620,000	General Motors Financial Co., Inc., 4.20%, 11/6/21	1,625,411
1,394,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	1,508,507
2,801,000	General Motors Financial Co., Inc., 4.35%, 4/9/25, Callable 2/9/25 @ 100	3,066,972
1,420,000	Hyundai Capital America, 3.95%, 2/1/22(a)	1,435,974
2,065,000	Hyundai Capital America, 2.38%, 2/10/23(a)	2,108,805
1,274,000	Toyota Motor Credit Corp., 3.00%, 4/1/25, MTN	1,358,178
1,166,000	Toyota Motor Credit Corp., 0.80%, 1/9/26, MTN	1,147,961

		14,479,308

Containers & Packaging (0.1%):
1,876,000	Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,922,015
470,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	589,506
239,000	Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	235,110

		2,746,631

Diversified Consumer Services (0.0%†):
145,000	California Institute of Technology, 4.32%, 8/1/45	185,014
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	518,835

		703,849

Diversified Financial Services (0.3%):
775,000	BMW US Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100(a)	892,953
425,000	BMW US Capital LLC, 1.95%, 8/12/31, Callable 5/12/31 @ 100(a)	414,299
1,000,000	BP Capital Markets America, Inc., 3.00%, 3/17/52, Callable 9/17/51 @ 100	956,558

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$3,284,000	Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a)	$3,266,933
1,032,000	Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100(a)	1,009,552
536,000	Glencore Funding LLC, 2.85%, 4/27/31, Callable 1/27/31 @ 100(a)	538,806
644,000	Glencore Funding LLC, 2.63%, 9/23/31, Callable 6/23/31 @ 100(a)	630,010
331,000	Glencore Funding LLC, 3.38%, 9/23/51, Callable 3/23/51 @ 100(a)	313,502

		8,022,613

Diversified Telecommunication Services (1.5%):
2,000,000	AT&T, Inc., 0.54%, 11/27/22(a)(c)	1,987,374
425,000	AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	439,770
435,000	AT&T, Inc., 1.65%, 2/1/28, Callable 12/1/27 @ 100	430,670
375,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	421,422
1,173,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,343,686
2,753,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	3,149,215
935,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	1,086,821
190,000	AT&T, Inc., 3.15%, 9/4/36, Callable 6/4/36 @ 100	266,690
930,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100	1,153,012
490,000	AT&T, Inc., 2.60%, 5/19/38, Callable 11/19/37 @ 100	644,614
694,000	AT&T, Inc., 4.90%, 6/15/42	833,438
406,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	458,024
1,116,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	1,336,378
602,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	694,840
1,668,000	AT&T, Inc., 5.15%, 2/15/50, Callable 8/14/49 @ 100	2,099,962
786,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	797,939
1,505,000	AT&T, Inc., 3.50%, 2/1/61, Callable 8/1/60 @ 100	1,428,021
289,000	Verizon Communications, Inc., 4.13%, 3/16/27	327,283
276,000	Verizon Communications, Inc., 3.00%, 3/22/27, Callable 1/22/27 @ 100	295,940
3,288,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	3,320,111
807,000	Verizon Communications, Inc., 4.33%, 9/21/28	926,989
1,909,000	Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	2,159,585
5,577,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	5,958,327

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$466,000	Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	$438,989
1,836,000	Verizon Communications, Inc., 1.68%, 10/30/30, Callable 7/30/30 @ 100	1,737,871
1,673,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	1,688,689
3,508,000	Verizon Communications, Inc., 4.27%, 1/15/36	4,131,680
1,122,000	Verizon Communications, Inc., 4.86%, 8/21/46	1,426,132
293,000	Verizon Communications, Inc., 5.50%, 3/16/47	404,291
221,000	Verizon Communications, Inc., 2.99%, 10/30/56, Callable 4/30/56 @ 100	205,468
417,000	Verizon Communications, Inc., 3.00%, 11/20/60, Callable 5/20/60 @ 100	384,355

		41,977,586

Electric Utilities (2.0%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	437,515
527,000	AEP Texas, Inc., Series H, 3.45%, 1/15/50, Callable 7/15/49 @ 100	542,229
1,185,000	AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50 @ 100	1,225,000
221,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	243,759
565,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	575,563
780,000	AEP Transmission Co. LLC, 2.75%, 8/15/51, Callable 2/15/51 @ 100	744,882
1,044,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	1,125,195
612,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	671,191
1,216,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	1,356,131
335,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	347,609
750,000	Commonwealth Edison Co., 3.13%, 3/15/51, Callable 9/15/50 @ 100	770,834
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	140,280
1,088,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	1,271,884
118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	130,977
718,000	Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	812,738

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$259,000	Duke Energy Carolinas LLC, 3.45%, 4/15/51, Callable 10/15/50 @ 100	$279,329
2,718,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	2,808,007
955,000	Duke Energy Florida LLC, 1.75%, 6/15/30, Callable 3/15/30 @ 100	923,566
397,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	424,335
555,000	Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable 11/1/28 @ 100	610,034
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	104,443
337,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	398,121
315,000	Duke Energy Progress LLC, 2.90%, 8/15/51, Callable 2/15/51 @ 100	307,530
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	291,067
471,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	544,617
719,000	Duke Energy Progress, Inc., 4.10%, 3/15/43, Callable 9/15/42 @ 100	840,418
2,153,000	Edison International, 2.40%, 9/15/22, Callable 8/15/22 @ 100	2,187,067
258,000	Edison International, 4.95%, 4/15/25, Callable 3/15/25 @ 100	283,412
258,000	Entergy Arkansas LLC, 3.35%, 6/15/52, Callable 12/15/51 @ 100	271,167
754,000	Entergy Louisiana LLC, 1.60%, 12/15/30, Callable 9/15/30 @ 100	714,639
386,000	Entergy Louisiana LLC, 2.35%, 6/15/32, Callable 3/15/32 @ 100	384,274
511,000	Entergy Louisiana LLC, 2.90%, 3/15/51, Callable 9/15/50 @ 100	490,516
382,000	Exelon Corp., 5.63%, 6/15/35	494,380
898,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	1,132,438
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	194,404
517,000	FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100	513,246
203,000	FirstEnergy Corp., 7.38%, 11/15/31	274,685
636,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	611,171
505,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	549,620
303,000	FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100(a)	385,946
990,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	1,155,105
817,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	939,512

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$783,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	$933,475
449,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	540,830
1,399,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	1,481,089
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	715,429
1,639,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	1,826,885
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	415,625
705,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	706,209
1,070,000	Northern States Power Co., 2.60%, 6/1/51, Callable 12/1/50 @ 100	1,012,340
174,000	Northern States Power Co., 3.20%, 4/1/52, Callable 10/1/51 @ 100	183,754
451,000	Ohio Power Co., 1.63%, 1/15/31, Callable 10/15/30 @ 100^	429,252
362,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	417,903
716,000	Ohio Power Co., 2.90%, 10/1/51, Callable 4/1/51 @ 100	690,321
1,406,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100	1,573,921
10,000	Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100	12,367
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	311,058
383,000	Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48, Callable 5/15/48 @ 100	460,555
614,000	PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50 @ 100	617,410
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	594,993
340,000	Public Service Electric & Gas Co., 2.05%, 8/1/50, Callable 2/1/50 @ 100, MTN	292,101
3,823,000	Southern California Edison Co., Series E, 3.70%, 8/1/25, Callable 6/1/25 @ 100	4,141,303
813,000	Southern California Edison Co., Series 20C, 1.20%, 2/1/26, Callable 1/1/26 @ 100	807,759
869,000	Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	900,148
215,000	Tampa Electric Co., 4.20%, 5/15/45, Callable 11/15/44 @ 100	244,233
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	3,721
540,000	Tampa Electric Co., 3.63%, 6/15/50, Callable 12/15/49 @ 100	592,051
500,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	510,346
381,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	531,493

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$451,000	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43, Callable 2/15/43 @ 100	$556,978
715,000	Virginia Electric and Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100	843,199
2,301,000	Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	2,441,936

		53,297,520

Electronic Equipment, Instruments & Components (0.0%†):
198,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100	237,035

Entertainment (0.2%):
1,457,000	Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	1,585,872
889,000	Activision Blizzard, Inc., 2.50%, 9/15/50, Callable 3/15/50 @ 100	774,739
2,344,000	Electronic Arts, Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	2,266,191
744,000	ViacomCBS, Inc., 6.88%, 4/30/36	1,063,090

		5,689,892

Equity Real Estate Investment Trusts (0.6%):
810,000	American Tower Corp., 0.40%, 2/15/27, Callable 12/15/26 @ 100	934,765
1,429,000	American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	1,382,267
1,429,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	1,586,414
1,206,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	1,182,505
430,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	468,929
2,244,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	2,354,701
1,155,000	Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	1,127,867
714,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	928,109
362,000	Duke Realty LP, 4.00%, 9/15/28, Callable 6/15/28 @ 100	409,093
1,136,000	Duke Realty LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100	1,083,542
2,070,000	Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28 @ 100	2,075,757
697,000	Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29 @ 100	740,027
593,000	National Retail Properties, Inc., 3.10%, 4/15/50, Callable 10/15/49 @ 100	574,277
801,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	832,455

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$92,000	National Retail Properties, Inc., 3.00%, 4/15/52, Callable 10/15/51 @ 100	$87,377
775,000	Prologis Euro Finance LLC, 1.50%, 9/10/49, Callable 3/10/49 @ 100	876,824
611,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	662,171

		17,307,080

Food & Staples Retailing (0.0%†):
978,000	Walmart, Inc., 2.65%, 9/22/51, Callable 3/22/51 @ 100	963,824

Food Products (0.0%†):
420,000	General Mills, Inc., 0.45%, 1/15/26, Callable 10/15/25 @ 100	494,221
643,000	Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	672,461

		1,166,682

Gas Utilities (0.1%):
262,000	Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	301,434
461,000	Piedmont Natural Gas Co, Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100	499,253
500,000	Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31, Callable 12/15/30 @ 100	500,516

		1,301,203

Health Care Equipment & Supplies (0.1%):
525,000	Becton Dickinson & Co., 1.40%, 5/24/23, Callable 4/24/23 @ 100	623,116
510,000	Becton Dickinson & Co., 0.03%, 8/13/25, Callable 7/13/25 @ 100	589,848
333,000	Boston Scientific Corp., 2.65%, 6/1/30, Callable 3/1/30 @ 100	343,287
500,000	DH Europe Finance II Sarl, 1.80%, 9/18/49, Callable 3/18/49 @ 100	607,550
500,000	Medtronic Global Holdings SCA, 1.75%, 7/2/49, Callable 1/2/49 @ 100	607,423

		2,771,224

Health Care Providers & Services (1.0%):
275,000	AHS Hospital Corp., 2.78%, 7/1/51, Callable 1/1/51 @ 100	271,242
448,000	Anthem, Inc., 4.55%, 3/1/48, Callable 9/1/47 @ 100	552,127
2,140,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	2,373,059
1,520,000	Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	1,655,285
350,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	360,322
498,000	CVS Health Corp., 5.00%, 12/1/24, Callable 9/1/24 @ 100	554,696
5,000	CVS Health Corp., 2.88%, 6/1/26, Callable 3/1/26 @ 100	5,318
1,539,000	CVS Health Corp., 3.00%, 8/15/26, Callable 6/15/26 @ 100	1,648,566

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$1,470,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	$1,619,916
587,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	669,383
1,817,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	2,355,130
7,636,000	HCA, Inc., 5.25%, 4/15/25	8,647,770
2,570,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	2,945,862
1,361,000	Humana, Inc., 1.35%, 2/3/27, Callable 1/3/27 @ 100	1,341,824
221,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	287,948
957,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	1,165,036
530,000	UnitedHealth Group, Inc., 3.75%, 10/15/47, Callable 4/15/47 @ 100	602,896
427,000	UnitedHealth Group, Inc., 4.25%, 6/15/48, Callable 12/15/47 @ 100	521,886

		27,578,266

Hotels, Restaurants & Leisure (0.3%):
610,000	Booking Holdings, Inc., 0.10%, 3/8/25, Callable 2/8/25 @ 100	708,641
626,000	Marriott International, Inc., 4.63%, 6/15/30, Callable 3/15/30 @ 100	714,621
1,200,000	McDonald’s Corp., Series G, 1.00%, 11/15/23, MTN(a)	1,425,974
722,000	McDonald’s Corp., 2.13%, 3/1/30, Callable 12/1/29 @ 100	725,821
885,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	1,131,706
336,000	McDonald’s Corp., 4.45%, 9/1/48, Callable 3/1/48 @ 100, MTN	411,026
893,000	Starbucks Corp., 2.25%, 3/12/30, Callable 12/12/29 @ 100	898,050
844,000	Starbucks Corp., 2.55%, 11/15/30, Callable 8/15/30 @ 100	866,875

		6,882,714

Household Durables (0.1%):
2,016,000	DR Horton, Inc., 1.30%, 10/15/26, Callable 9/15/26 @ 100	1,991,530

Independent Power and Renewable Electricity Producers (0.1%):
2,318,000	NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	2,549,800

Industrial Conglomerates (0.2%):
785,000	3M Co., Series E, 0.95%, 5/15/23	928,960
1,182,000	General Electric Co., Series A, 6.75%, 3/15/32, MTN	1,616,997
962,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	1,038,160
1,653,000	Georgia-Pacific LLC, 0.95%, 5/15/26, Callable 4/15/26 @ 100(a)	1,633,723

		5,217,840

Insurance (0.3%):
342,000	American International Group, Inc., 4.50%, 7/16/44, Callable 1/16/44 @ 100	418,622

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$1,013,000	American International Group, Inc., 4.80%, 7/10/45, Callable 1/10/45 @ 100	$1,284,957
572,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	660,276
1,903,000	Aon Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100	1,979,133
103,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	121,479
480,000	Marsh & McLennan Cos., Inc., 1.35%, 9/21/26, Callable 6/21/26 @ 100	586,839
433,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	503,225
803,000	Marsh & McLennan Cos., Inc., 1.98%, 3/21/30, Callable 12/21/29 @ 100	1,031,258
833,000	Marsh & McLennan Cos., Inc., 2.25%, 11/15/30, Callable 8/15/30 @ 100	838,494
290,000	Metropolitan Life Global Funding I, 0.00%, 9/23/22(a)	337,147
404,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	524,135

		8,285,565

Internet & Direct Marketing Retail (0.0%†):
185,000	eBay, Inc., 1.40%, 5/10/26, Callable 4/10/26 @ 100	185,509
773,000	Expedia Group, Inc., 5.00%, 2/15/26, Callable 11/15/25 @ 100	871,040

		1,056,549

IT Services (0.8%):
600,000	Fidelity National Information Services, Inc., 2.95%, 5/21/39, Callable 2/21/39 @ 100	841,637
793,000	Fidelity National Information Services, Inc., 3.10%, 3/1/41, Callable 9/1/40 @ 100	800,094
5,480,000	Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	5,964,761
2,345,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	2,481,484
315,000	Global Payments, Inc., 2.90%, 5/15/30, Callable 2/15/30 @ 100	323,854
1,193,000	IBM Corp., 2.85%, 5/15/40, Callable 11/15/39 @ 100	1,190,538
1,687,000	International Business Machines Corp., 3.30%, 5/15/26	1,837,797
211,000	International Business Machines Corp., 4.15%, 5/15/39	248,912
4,169,000	Leidos, Inc., 4.38%, 5/15/30, Callable 2/15/30 @ 100	4,721,392
599,000	Mastercard, Inc., 2.95%, 6/1/29, Callable 3/1/29 @ 100	647,921
1,725,000	MasterCard, Inc., 1.10%, 12/1/22, Callable 9/1/22 @ 100	2,025,503
934,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	1,125,830

		22,209,723

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Life Sciences Tools & Services (0.2%):
$866,000	Agilent Technologies, Inc., 2.30%, 3/12/31, Callable 12/12/30 @ 100	$868,805
2,442,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31, Callable 7/15/31 @ 100	2,379,172
1,000,000	Thermo Fisher Scientific, Inc., Series E, 1.88%, 10/1/49, Callable 4/1/49 @ 100, MTN	1,216,236

		4,464,213

Machinery (0.0%†):
663,000	Parker-Hannifin Corp., 3.25%, 6/14/29, Callable 3/14/29 @ 100	712,368

Media (0.5%):
1,480,000	Comcast Corp., 0.00%, 9/14/26, Callable 8/14/26 @ 100	1,705,186
4,588,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	4,789,688
937,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	988,503
850,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	966,709
358,000	Comcast Corp., 2.89%, 11/1/51, Callable 5/1/51 @ 100(a)	341,196
2,255,000	Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56 @ 100(a)	2,120,095
674,000	Cox Communications, Inc., 3.60%, 6/15/51, Callable 12/15/50 @ 100(a)	700,848
724,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	766,692
1,153,000	Discovery Communications LLC, 1.90%, 3/19/27, Callable 12/19/26 @ 100	1,423,099
301,000	NBCUniversal Media LLC, 4.45%, 1/15/43	366,013

		14,168,029

Multi-Utilities (0.2%):
5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	5,948
762,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	807,157
245,000	Ameren Illinois Co., 2.90%, 6/15/51, Callable 12/15/50 @ 100	246,946
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	205,931
695,000	CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51, Callable 10/1/50 @ 100	752,227
1,542,000	CenterPoint Energy Resources Corp., 1.75%, 10/1/30, Callable 7/1/30 @ 100	1,465,574
301,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	336,816
430,000	Consumers Energy Co., 4.05%, 5/15/48, Callable 11/15/47 @ 100	509,507
531,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	603,128

Principal Amount		Value
Corporate Bonds, continued
Multi-Utilities, continued
$778,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	$804,355
180,000	Consumers Energy Co., 3.50%, 8/1/51, Callable 2/1/51 @ 100	198,173
318,000	Consumers Energy Co., 2.65%, 8/15/52, Callable 2/15/52 @ 100	301,789

		6,237,551

Oil, Gas & Consumable Fuels (1.5%):
1,335,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,414,951
575,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	602,434
771,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	870,767
656,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25, Callable 10/2/24 @ 100	739,968
2,587,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100	2,987,985
213,000	Chevron USA, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	287,539
631,000	Chevron USA, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100	833,501
1,007,000	Energy Transfer LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	1,102,665
1,064,000	Energy Transfer LP, 5.95%, 12/1/25, Callable 9/1/25 @ 100	1,232,910
587,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	688,991
1,900,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	2,180,250
1,725,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	2,020,406
236,000	Energy Transfer LP, 8.25%, 11/15/29, Callable 8/15/29 @ 100	316,168
857,000	Energy Transfer Operating LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	924,489
515,000	Enterprise Products Operating LLC, 4.20%, 1/31/50, Callable 7/31/49 @ 100	579,150
497,000	Enterprise Products Operating LLC, 3.30%, 2/15/53, Callable 8/15/52 @ 100	482,758
1,090,000	Exxon Mobil Corp., 1.41%, 6/26/39, Callable 12/26/38 @ 100	1,221,129
228,000	Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	321,045
37,000	Kinder Morgan Energy Partners LP, 7.50%, 11/15/40	54,802
1,372,000	Marathon Petroleum Corp., 4.50%, 5/1/23, Callable 4/1/23 @ 100	1,449,175
1,313,000	NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31 @ 100(a)	1,345,765
1,292,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	1,464,805
770,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	888,043

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$2,523,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	$2,786,199
1,268,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	1,436,644
1,255,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,442,497
2,286,000	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28, Callable 9/15/27 @ 100	2,548,890
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	223,570
1,373,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,485,760
1,119,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	1,249,332
2,610,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,255,497
2,198,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	2,451,779
255,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100	284,325
240,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	334,306

		41,508,495

Pharmaceuticals (0.0%†):
500,000	Eli Lilly & Co., 1.70%, 11/1/49, Callable 5/1/49 @ 100	637,837

Professional Services (0.2%):
3,657,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	3,808,286
1,797,000	RELX Capital, Inc., 3.00%, 5/22/30, Callable 2/22/30 @ 100	1,905,830

		5,714,116

Real Estate Management & Development (0.2%):
3,340,000	CC Holdings GS V LLC, 3.85%, 4/15/23	3,505,437
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	936,972

		4,442,409

Road & Rail (0.6%):
1,369,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	1,666,078
1,794,000	CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100	1,895,740
540,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	586,575
534,000	CSX Corp., 4.10%, 3/15/44, Callable 9/15/43 @ 100	618,788
145,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	155,093
1,356,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	1,406,152
243,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	257,361

Principal Amount		Value
Corporate Bonds, continued
Road & Rail, continued
$478,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25, Callable 1/10/25 @ 100(a)	$517,784
1,490,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 1.20%, 11/15/25, Callable 10/15/25 @ 100(a)	1,474,009
397,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 4.45%, 1/29/26, Callable 11/29/25 @ 100(a)	443,103
633,000	Ryder System, Inc., 4.63%, 6/1/25, Callable 5/1/25 @ 100, MTN	706,332
1,566,000	Ryder System, Inc., 3.35%, 9/1/25, Callable 8/1/25 @ 100, MTN	1,683,981
349,000	Ryder System, Inc., 2.90%, 12/1/26, Callable 10/1/26 @ 100	370,866
1,707,000	Union Pacific Corp., 2.89%, 4/6/36, Callable 1/6/36 @ 100(a)	1,767,303
2,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	2,506
1,224,000	Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,279,155
85,000	Union Pacific Corp., 2.95%, 3/10/52, Callable 9/10/51 @ 100	83,920
383,397	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	410,093

		15,324,839

Semiconductors & Semiconductor Equipment (0.7%):
287,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100	358,992
1,271,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	1,396,751
1,085,000	Broadcom, Inc., 4.70%, 4/15/25, Callable 3/15/25 @ 100	1,208,546
288,000	Broadcom, Inc., 3.46%, 9/15/26, Callable 7/15/26 @ 100	311,634
2,580,000	Broadcom, Inc., 4.75%, 4/15/29, Callable 1/15/29 @ 100	2,954,394
2,111,000	Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	2,477,028
2,025,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100	2,238,921
5,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	4,830
335,000	Intel Corp., 3.10%, 2/15/60, Callable 8/15/59 @ 100	325,379
797,000	Intel Corp., 3.20%, 8/12/61, Callable 2/12/61 @ 100	796,796
16,000	KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	17,663
925,000	KLA Corp., 3.30%, 3/1/50, Callable 8/28/49 @ 100	969,675
2,110,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	2,399,139
155,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	171,797
303,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	407,415
627,000	Lam Research Corp., 2.88%, 6/15/50, Callable 12/15/49 @ 100	625,848

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$1,249,000	NVIDIA Corp., 1.55%, 6/15/28, Callable 4/15/28 @ 100	$1,242,077
685,000	QUALCOMM, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100	848,078

		18,754,963

Software (1.0%):
1,438,000	Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29 @ 100	1,500,826
1,171,000	Citrix Systems, Inc., 3.30%, 3/1/30, Callable 12/1/29 @ 100	1,192,194
3,721,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	3,944,677
3,274,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	3,350,844
120,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	136,190
1,072,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	1,175,405
1,560,000	Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36 @ 100	1,683,407
3,040,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	3,273,077
591,000	Oracle Corp., 6.13%, 7/8/39	800,928
2,111,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	2,181,474
3,356,000	Oracle Corp., 5.38%, 7/15/40	4,226,842
374,000	salesforce.com, Inc., 3.05%, 7/15/61, Callable 1/15/61 @ 100	378,837
1,499,000	ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100	1,406,811
281,000	Vmware, Inc., 4.65%, 5/15/27, Callable 3/15/27 @ 100	322,562
427,000	Vmware, Inc., 3.90%, 8/21/27, Callable 5/21/27 @ 100	475,715
361,000	Vmware, Inc., 1.80%, 8/15/28, Callable 6/15/28 @ 100	354,148
1,164,000	Vmware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	1,133,263

		27,537,200

Specialty Retail (0.2%):
1,410,000	Home Depot, Inc. (The), 2.75%, 9/15/51, Callable 3/15/51 @ 100	1,364,825
1,251,000	Lowe’s Cos., Inc., 4.00%, 4/15/25, Callable 3/15/25 @ 100	1,370,403
861,000	Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100	952,482
486,000	Lowe’s Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	471,666

		4,159,376

Technology Hardware, Storage & Peripherals (0.2%):
1,261,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,645,157
427,000	Apple, Inc., 3.85%, 8/4/46, Callable 2/4/46 @ 100	499,241
393,000	Dell International LLC/EMC Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100	639,048

Principal Amount		Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$1,385,000	Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	$1,529,480

		4,312,926

Tobacco (0.6%):
415,000	Altria Group, Inc., 2.20%, 6/15/27, Callable 4/15/27 @ 100	517,552
120,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	137,820
1,320,000	Altria Group, Inc., 3.13%, 6/15/31, Callable 3/15/31 @ 100	1,746,923
4,955,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	6,114,396
84,000	Altria Group, Inc., 6.20%, 2/14/59, Callable 8/14/58 @ 100	108,489
1,549,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100	1,651,197
567,000	BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49 @ 100	610,418
900,000	Philip Morris International, Inc., 2.00%, 5/9/36, Callable 2/9/36 @ 100	1,096,895
700,000	Philip Morris International, Inc., 1.45%, 8/1/39, Callable 5/1/39 @ 100	764,202
1,411,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	1,556,355
1,732,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	2,098,379

		16,402,626

Trading Companies & Distributors (0.1%):
1,405,000	Air Lease Corp., 2.88%, 1/15/26, Callable 12/15/25 @ 100, MTN	1,465,763

Wireless Telecommunication Services (0.5%):
11,257,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	12,393,901

Total Corporate Bonds (Cost $669,622,375)		675,282,287

Foreign Bonds (2.8%):
Aerospace & Defense (0.2%):
1,100,000	Airbus SE, 2.00%, 4/7/28, Callable 1/7/28 @ 100+(a)	1,402,401
1,000,000	Thales SA, 0.00%, 5/31/22, Callable 4/30/22 @ 100, MTN+(a)	1,161,024
1,200,000	Thales SA, 0.75%, 6/7/23, Callable 3/7/23 @ 100, MTN+(a)	1,410,964
100,000	Thales SA, 0.75%, 1/23/25, Callable 10/23/24 @ 100, MTN+(a)	118,639

		4,093,028

Auto Components (0.0%†):
630,000	Conti-Gummi Finance BV, 1.13%, 9/25/24, Callable 6/25/24 @ 100+(a)	752,715

Automobiles (0.1%):
310,000	Daimler International Finance BV, Series E, 0.25%, 11/6/23, MTN+(a)	362,180
870,000	Stellantis NV, 1.25%, 6/20/33, Callable 3/20/33 @ 100, MTN+(a)	988,830
710,000	Volkswagen Financial Services AG, Series E, 0.75%, 10/14/21+(a)	822,518

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Automobiles, continued
$300,000	Volkswagen International Finance NV, 4.13%, 11/16/38+(a)	$479,098

		2,652,626

Banks (0.4%):
900,000	Banco de Sabadell SA, 1.12%(EUSA1+155bps), 3/11/27, Callable 3/11/26 @ 100+(a)	1,071,200
600,000	Banque Federative du Credit Mutuel SA, Series E, 0.75%, 6/15/23, MTN+(a)	708,095
920,000	Barclays plc, 0.58%(EUSA1+126bps), 8/9/29, Callable 8/9/28 @ 100+(a)	1,052,245
2,000,000	BNP Paribas SA, 0.25%(EUR003M+70bps), 4/13/27, Callable 4/13/26 @ 100, MTN+(a)	2,304,166
800,000	BNP Paribas SA, 0.50%(EUR0003M+83bps), 1/19/30, Callable 1/19/29 @ 100, MTN+(a)	911,882
500,000	BPCE SA, 0.25%, 1/15/26+(a)	583,807
300,000	de Volksbank NV, 1.75%(EUSA5+2.1bps), 10/22/30, Callable 10/22/25 @ 100, MTN+(a)	364,339
300,000	Erste Group Bank AG, 1.62%(EUAMDB05+210bps), 9/8/31, Callable 6/8/26 @ 100+(a)	360,489
540,000	FCA Bank SpA, 0.50%, 9/18/23, Callable 6/18/23 @ 100+(a)	631,757
400,000	KBC Group NV, Series E, 1.13%, 1/25/24, MTN+(a)	478,039
440,000	Mizuho Financial Group, Inc., Series E, 0.52%, 6/10/24, MTN+(a)	518,245
435,000	Simon International Finance SCA, 1.38%, 11/18/22, Callable 8/18/22 @ 100+(a)	511,595
1,000,000	Toronto-Dominion Bank (The), Series E, 0.38%, 4/25/24+(a)	1,174,066

		10,669,925

Beverages (0.1%):
180,000	Asahi Group Holdings, Ltd., 0.01%, 4/19/24, Callable 3/19/24 @ 100+(a)	209,143
360,000	Asahi Group Holdings, Ltd., 0.16%, 10/23/24, Callable 9/23/24 @ 100+(a)	419,541
600,000	Pernod Ricard SA, 0.00%, 10/24/23, Callable 9/24/23 @ 100+(a)	698,449

		1,327,133

Capital Markets (0.2%):
900,000	Credit Suisse Group AG, 3.25%(EUAMDB01+350bps), 4/2/26, Callable 4/2/25 @ 100, MTN+(a)	1,147,919
700,000	Deutsche Bank AG, 1.00%(EUR003M+1.6bps), 11/19/25, Callable 11/19/24 @ 100+(a)	828,194
670,000	SELP Finance Sarl, 0.88%, 5/27/29, Callable 2/27/29 @ 100+(a)	777,514
1,170,000	UBS Group AG, 0.25%(EUSA1+55bps), 1/29/26, Callable 1/29/25 @ 100, MTN+(a)	1,363,562
240,000	UBS Group AG, 0.25%(EUSA1+0.77bps), 11/5/28, Callable 11/5/27 @ 100, MTN+(a)	274,910

Principal Amount		Value
Foreign Bonds, continued
Capital Markets, continued
$1,140,000	Viterra Finance BV, 0.38%, 9/24/25, Callable 8/24/25 @ 100, MTN+(a)	$1,319,778

		5,711,877

Chemicals (0.1%):
800,000	Air Liquide Finance SA, Series E, 0.38%, 4/18/22, Callable 1/18/22 @ 100+(a)	928,783
100,000	Arkema SA, 0.13%, 10/14/26, Callable 7/14/26 @ 100, MTN+(a)	116,604
390,000	Covestro AG, 0.88%, 2/3/26, Callable 11/3/25 @ 100, MTN+(a)	465,659

		1,511,046

Consumer Finance (0.0%†):
570,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22, MTN+(a)	661,374

Diversified Consumer Services (0.0%†):
320,000	Motability Operations Group plc, 0.13%, 7/20/28, MTN+(a)	366,850

Diversified Financial Services (0.4%):
660,000	BAT International Finance plc, Series E, 0.88%, 10/13/23, Callable 7/13/23 @ 100+(a)	776,412
515,000	BAT International Finance plc, 1.25%, 3/13/27, Callable 12/13/26 @ 100, MTN+(a)	613,740
490,000	BP Capital Markets BV, 1.47%, 9/21/41+(a)	556,876
825,000	BP Capital Matkets plc, 3.25%(EUSA5+388bps), Callable 3/22/26 @ 100+(a)	1,019,801
330,000	Enel Finance International NV, 0.00%, 6/17/24, Callable 5/17/24 @ 100, MTN+(a)	383,925
500,000	Enel Finance International NV, 0.88%, 9/28/34, Callable 6/28/34 @ 100, MTN+(a)	572,248
600,000	Holcim Finance Luxembourg SA, 0.13%, 7/19/27, MTN+(a)	687,886
390,000	Holcim Finance Luxembourg SA, 0.50%, 9/3/30, Callable 6/3/30 @ 100, MTN+(a)	439,615
320,000	Holcim Finance Luxembourg SA, 0.50%, 4/23/31, Callable 1/23/31 @ 100+(a)	359,027
600,000	PSA Banque France SA, 0.00%, 1/22/25, Callable 10/22/24 @ 100, MTN+(a)	694,252
400,000	Total Capital International SA, Series E, 2.13%, 11/19/21+(a)	464,762
400,000	Total Capital International SA, Series E, 2.13%, 3/15/23, MTN+(a)	480,351
300,000	Volvo Treasury AB, 0.00%, 2/11/23, MTN+(a)	348,832
700,000	Vonovia Finance BV, 0.75%, 1/25/22, MTN+(a)	813,601
1,500,000	Vonovia Finance BV, Series E, 0.13%, 4/6/23, Callable 3/6/23 @ 100, MTN+(a)	1,745,984

		9,957,312

Diversified Telecommunication Services (0.1%):
200,000	Orange SA, Series E, 0.75%, 9/11/23, Callable 6/11/23 @ 100, MTN+(a)	235,923

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Diversified Telecommunication Services, continued
$1,705,000	Telstra Corp., Ltd., Series E, 3.50%, 9/21/22, MTN+(a)	$2,048,622

		2,284,545

Electric Utilities (0.1%):
1,200,000	Iberdrola International BV, 1.87%(EUSA5+232.1bps), 12/31/99, Callable 1/28/26 @ 100+(a)	1,424,584
470,000	National Grid Electricity Transmission, 0.19%, 1/20/25, Callable 10/20/24 @ 100+(a)	547,968

		1,972,552

Electrical Equipment (0.0%†):
400,000	Schneider Electric SE, 0.00%, 6/12/23, Callable 5/12/23 @ 100, MTN+(a)	466,082
400,000	Schneider Electric SE, Series E, 0.25%, 9/9/24, Callable 6/9/24 @ 100, MTN+(a)	469,992

		936,074

Electronic Equipment, Instruments & Components (0.0%†):
750,000	Amphenol Technologies Holding GmbH, 0.75%, 5/4/26, Callable 2/4/26 @ 100+(a)	893,753

Equity Real Estate Investment Trusts (0.1%):
200,000	Icade Sante SAS, 1.38%, 9/17/30, Callable 6/17/30 @ 100+(a)	242,471
1,500,000	Merlin Properties Socimi SA, 1.88%, 12/4/34, Callable 9/4/34 @ 100+(a)	1,730,261

		1,972,732

Food & Staples Retailing (0.0%†):
240,000	Tesco Corporate Treasury Services plc, 0.38%, 7/27/29, Callable 4/27/29 @ 100, MTN+(a)	271,972

Food Products (0.0%†):
280,000	Mondelez International Holdings Netherlands BV, 1.25%, 9/9/41, Callable 6/9/41 @ 100+(a)	307,377

Health Care Equipment & Supplies (0.0%†):
730,000	DH Europe Finance II Sarl, 0.20%, 3/18/26, Callable 12/18/25 @ 100+	849,805
320,000	Medtronic Global Holdings SCA, 1.38%, 10/15/40, Callable 4/15/40 @ 100+	374,941

		1,224,746

Health Care Providers & Services (0.0%†):
390,000	Fresenius Finance Ireland plc, 0.88%, 10/1/31, Callable 7/1/31 @ 100, MTN+(a)	447,704

IT Services (0.0%†):
700,000	Amadeus IT Group SA, 2.88%, 5/20/27, Callable 2/20/27 @ 100, MTN+(a)	909,633
100,000	Amadeus IT Group SA, 1.88%, 9/24/28, Callable 6/24/28 @ 100, MTN+(a)	123,626

		1,033,259

Machinery (0.0%†):
400,000	KION Group AG, 1.63%, 9/24/25, Callable 6/24/25 @ 100, MTN+(a)	488,111

Principal Amount		Value
Foreign Bonds, continued
Media (0.1%):
$870,000	Informa plc, 2.13%, 10/6/25, Callable 7/6/25 @ 100, MTN+(a)	$1,066,549
610,000	SES SA, 2.00%, 7/2/28, Callable 4/2/28 @ 100+(a)	759,227
160,000	WPP Finance SA, 2.38%, 5/19/27, MTN+(a)	206,734

		2,032,510

Multi-Utilities (0.2%):
1,300,000	E.ON SE, 0.00%, 10/24/22, Callable 9/24/22 @ 100, MTN+(a)	1,510,642
395,000	ESB Finance DAC, Series E, 3.49%, 1/12/24+(a)	494,961
280,000	Innogy Finance BV, Series E, 0.75%, 11/30/22, Callable 8/30/22 @ 100, MTN+(a)	327,363
200,000	Redexis Gas Finance BV, 1.88%, 5/28/25, Callable 2/28/25 @ 100, MTN+(a)	244,852
100,000	Suez SA, 1.62%(EUAMDB05+215.1bps), Callable 6/1/26 @ 100+(a)	117,557
1,300,000	Veolia Environnement SA, Series E, 0.67%, 3/30/22, Callable 12/30/21 @ 100+(a)	1,509,407
200,000	Veolia Environnement SA, 1.59%, 1/10/28, Callable 10/10/27 @ 100, MTN+(a)	250,915
100,000	Veolia Environnement SA, 0.80%, 1/15/32, Callable 10/15/31 @ 100, MTN+(a)	116,797

		4,572,494

Oil, Gas & Consumable Fuels (0.3%):
330,000	Aker BP ASA, 1.13%, 5/12/29, Callable 2/12/29 @ 100, MTN+(a)	385,037
720,000	Digital Dutch Finco BV, 1.50%, 3/15/30, Callable 12/15/29 @ 100+(a)	875,423
600,000	Digital Dutch Finco BV, 1.00%, 1/15/32, Callable 10/15/31 @ 100+(a)	679,721
1,400,000	Eni SpA, 3.63%, 1/29/29, MTN+(a)	2,001,601
800,000	Repsol Europe Finance Sarl, 0.88%, 7/6/33, Callable 1/6/33 @ 100, MTN+(a)	922,213
1,600,000	TotalEnergies SE, 1.63%(EUSA5+199.3bps), 12/31/99, Callable 10/25/27 @ 100, MTN+(a)	1,855,434

		6,719,429

Pharmaceuticals (0.2%):
475,000	Abbott Ireland Financing DAC, 0.88%, 9/27/23, Callable 8/27/23 @ 100+(a)	562,787
490,000	Abbott Ireland Financing DAC, 0.10%, 11/19/24, Callable 10/19/24 @ 100+(a)	572,403
500,000	Merck Financial Services GmbH, 0.13%, 7/16/25, Callable 4/16/25 @ 100, MTN+(a)	585,104
200,000	Merck KGaA, 1.63%(EUAMDB05+194.8bps), 6/25/79, Callable 9/18/24 @ 100+(a)	238,589
1,125,000	Takeda Pharmaceutical Co., Ltd., 2.00%, 7/9/40, Callable 1/9/40 @ 100+	1,398,429

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Pharmaceuticals, continued
$840,000	Upjohn Finance BV, 1.02%, 6/23/24, Callable 5/23/24 @ 100+(a)	$999,388

		4,356,700

Professional Services (0.0%†):
520,000	RELX Finance BV, 0.00%, 3/18/24, Callable 2/18/24 @ 100+(a)	604,895
220,000	Wolters Kluwer NV, 0.75%, 7/3/30, Callable 4/3/30 @ 100+(a)	260,004

		864,899

Real Estate Management & Development (0.0%†):
280,000	Kojamo Oyj, 0.88%, 5/28/29, Callable 2/28/29 @ 100, MTN+(a)	326,176
600,000	Vonovia SE, 0.63%, 12/14/29, Callable 9/14/29 @ 100, MTN+(a)	693,745

		1,019,921

Road & Rail (0.0%†):
600,000	Traton Finance Luxembourg SA, 0.00%, 6/14/24, Callable 5/14/24 @ 100, MTN+(a)	695,065

Sovereign Bond (0.2%):
4,165,000	Mexico Government International Bond, 1.45%, 10/25/33, Callable 7/25/33 @ 100, MTN+	4,547,631
714,000	Mexico Government International Bond, 2.13%, 10/25/51, Callable 4/25/51 @ 100+	684,660

		5,232,291

Textiles, Apparel & Luxury Goods (0.0%†):
100,000	Kering SA, 0.75%, 5/13/28, Callable 2/13/28 @ 100, MTN+(a)	120,173
690,000	LVMH Moet Hennessy Louis Vuitton SE, Series E, 0.38%, 5/26/22, Callable 2/26/22 @ 100, MTN+(a)	801,794

		921,967

Tobacco (0.0%†):
410,000	Imperial Brands Finance Netherlands BV, 1.75%, 3/18/33, Callable 12/18/32 @ 100, MTN+(a)	472,568

Total Foreign Bonds (Cost $75,031,128)		76,424,555

Yankee Dollars (5.2%):
Airlines (0.0%†):
283,544	Air Canada Pass Through Trust, Series 2017-1, Class A, 3.30%, 7/15/31(a)	288,770

Auto Components (0.1%):
1,803,000	Magna International, Inc., 2.45%, 6/15/30, Callable 3/15/30 @ 100	1,830,627

Automobiles (0.1%):
1,122,000	Nissan Motor Co., Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a)	1,262,349

Banks (1.5%):
2,800,000	Banco Santander SA, 2.71%, 6/27/24	2,944,598
405,000	Barclays plc, 3.68%, 1/10/23, Callable 1/10/22 @ 100	408,014
1,576,000	Barclays plc, 4.61% (US0003M+140 bps), 2/15/23, Callable 2/15/22 @ 100	1,598,222

Principal Amount		Value
Yankee Dollars, continued
Banks, continued
$1,752,000	Barclays plc, 2.67% (H15T1Y+120 bps), 3/10/32, Callable 3/10/31 @ 100	$1,753,673
2,084,000	BNP Paribas SA, 2.82% (US0003M+1 bps), 11/19/25, Callable 11/19/24 @ 100(a)	2,184,349
1,254,000	BPCE SA, 2.70%, 10/1/29(a)	1,298,535
772,000	Danske Bank A/S, 5.00%, 1/12/22(a)	781,718
854,000	Danske Bank A/S, 3.88%, 9/12/23(a)	903,471
1,102,000	Danske Bank A/S, 5.38%, 1/12/24(a)	1,207,059
3,787,000	Danske Bank A/S, 1.23%, 6/22/24, Callable 6/22/23 @ 100(a)	3,816,429
856,000	Danske Bank A/S, 3.24% (US0003M+159 bps), 12/20/25, Callable 12/20/24 @ 100(a)	906,893
681,000	Danske Bank A/S, 1.55%, 9/10/27, Callable 9/10/26 @ 100(a)	673,928
2,053,000	HSBC Holdings plc, 3.26% (US0003M+106 bps), 3/13/23, Callable 3/13/22 @ 100	2,078,732
527,000	HSBC Holdings plc, 1.59% (SOFR+129 bps), 5/24/27, Callable 5/24/26 @ 100	523,864
828,000	HSBC Holdings plc, 4.58% (US0003M+153 bps), 6/19/29, Callable 6/19/28 @ 100	936,832
278,000	HSBC Holdings plc, 2.21%, 8/17/29, Callable 8/17/28 @ 100	276,045
623,000	HSBC Holdings plc, 2.80% (SOFR+119 bps), 5/24/32, Callable 5/24/31 @ 100	630,053
875,000	ING Groep NV, 4.63%, 1/6/26(a)	993,066
1,330,000	Lloyds Banking Group plc, 2.91% (US0003M+81 bps), 11/7/23, Callable 11/7/22 @ 100	1,363,184
1,751,000	Lloyds Banking Group plc, 4.38%, 3/22/28	1,985,646
3,161,000	Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/29	3,384,609
1,415,000	Mizuho Financial Group, Inc., 2.84% (US0003M+98 bps), 7/16/25, Callable 7/16/24 @ 100	1,486,632
1,015,000	Mizuho Financial Group, Inc., 2.56% (US0003M+110 bps), 9/13/25, Callable 9/13/24 @ 100	1,060,876
352,000	Mizuho Financial Group, Inc., 2.23% (US0003M+83 bps), 5/25/26, Callable 5/25/25 @ 100	361,429
2,242,000	Mizuho Financial Group, Inc., 1.98% (US0003M+127 bps), 9/8/31, Callable 9/8/30 @ 100	2,163,526
811,000	Mizuho Financial Group, Inc., 2.26%, 7/9/32, Callable 7/9/31 @ 100	795,168
375,000	Santander UK Group Holdings plc, 4.80% (US0003M+157 bps), 11/15/24, Callable 11/15/23 @ 100	405,947
1,586,000	Santander UK Group Holdings plc, 1.09% (SOFR+79 bps), 3/15/25, Callable 3/15/24 @ 100	1,586,176
1,539,000	Santander UK Group Holdings plc, 1.53% (H15T1Y+125 bps), 8/21/26, Callable 8/21/25 @ 100	1,537,256

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Banks, continued
$1,518,000	Sumitomo Mitsui Financial Group, Inc., 3.04%, 7/16/29	$1,606,492

		41,652,422

Beverages (0.1%):
1,457,000	Suntory Holdings, Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a)	1,506,780

Biotechnology (0.1%):
3,546,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	3,824,102

Capital Markets (0.5%):
3,122,000	Credit Suisse AG, 1.25%, 8/7/26	3,071,698
395,000	Credit Suisse Group AG, 3.09% (SOFR+173 bps), 5/14/32, Callable 5/14/31 @ 100(a)	404,380
1,145,000	Deutsche Bank AG, 4.25%, 10/14/21	1,145,918
1,640,000	Deutsche Bank AG, 1.45% (SOFR+113 bps), 4/1/25, Callable 4/1/24 @ 100	1,648,412
206,000	Deutsche Bank AG, 4.10%, 1/13/26	224,674
1,921,000	Deutsche Bank AG, 1.69%, 3/19/26	1,925,284
2,000	Macquarie Group, Ltd., 4.65% (US0003M+173 bps), 3/27/29, Callable 3/27/28 @ 100^(a)	2,283
958,000	Nomura Holdings, Inc., 2.68%, 7/16/30^	964,854
475,000	Nomura Holdings, Inc., 2.61%, 7/14/31	472,586
650,000	SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable 3/17/31 @ 100(a)	655,245
1,888,000	UBS Group AG, 2.86% (US0003M+95 bps), 8/15/23, Callable 8/15/22 @ 100(a)	1,925,369

		12,440,703

Consumer Finance (0.1%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,711,381
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,448,074

		3,159,455

Diversified Financial Services (0.5%):
1,760,000	GE Capital International Funding, 4.42%, 11/15/35	2,107,790
1,077,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.15%, 5/1/27, Callable 3/1/27 @ 100(a)	1,149,424
4,280,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100(a)	4,855,069
372,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100(a)	402,858
1,164,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 5/11/31, Callable 2/11/31 @ 100(a)	1,173,981
1,040,000	ORIX Corp., 2.90%, 7/18/22	1,059,546
1,755,000	Shell International Finance BV, 2.38%, 11/7/29, Callable 8/7/29 @ 100	1,818,342
289,000	Shell International Finance BV, 4.55%, 8/12/43	359,075

		12,926,085

Principal Amount		Value
Yankee Dollars, continued
Diversified Telecommunication Services (0.0%†):
$389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	$402,642

Food & Staples Retailing (0.0%†):
556,000	Alimentation Couche-Tard, Inc., 3.44%, 5/13/41, Callable 11/13/40 @ 100(a)	570,776

Interactive Media & Services (0.1%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	529,756
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	530,518
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,550,262
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	550,816

		3,161,352

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	330,799

Machinery (0.0%†):
670,000	Trane Technologies Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	729,513

Metals & Mining (0.2%):
2,622,000	Anglo American Capital plc, 4.75%, 4/10/27(a)	2,971,358
365,000	Anglo American Capital plc, 4.00%, 9/11/27(a)	402,142
297,000	Anglo American Capital plc, 4.50%, 3/15/28, Callable 12/15/27 @ 100(a)	333,683
1,074,000	Anglo American Capital plc, 2.25%, 3/17/28, Callable 1/17/28 @ 100(a)	1,067,940

		4,775,123

Oil, Gas & Consumable Fuels (0.0%†):
56,000	Cenovus Energy, Inc., 3.75%, 2/15/52, Callable 8/15/51 @ 100	54,228
555,000	Ecopetrol SA, 4.13%, 1/16/25	576,506
298,000	Suncor Energy, Inc., 6.80%, 5/15/38	424,408

		1,055,142

Pharmaceuticals (0.1%):
1,487,000	AstraZeneca plc, 1.38%, 8/6/30, Callable 5/6/30 @ 100	1,410,014

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	256,887

Sovereign Bond (1.8%):
704,000	Chile Government International Bond, 3.24%, 2/6/28, Callable 11/6/27 @ 100	746,615
1,560,000	Chile Government International Bond, 2.55%, 1/27/32, Callable 10/27/31 @ 100	1,544,394
2,230,000	Chile Government International Bond, 2.55%, 7/27/33, Callable 4/27/33 @ 100	2,171,463

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Sovereign Bond, continued
$1,905,000	Colombia Government International Bond, 3.13%, 4/15/31, Callable 1/15/31 @ 100	$1,783,901
860,000	Colombia Government International Bond, 3.25%, 4/22/32, Callable 1/22/32 @ 100	803,117
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27	5,762,177
910,000	Mexico Government International Bond, 3.75%, 1/11/28	991,248
3,250,000	Mexico Government International Bond, 2.66%, 5/24/31, Callable 2/24/31 @ 100	3,124,401
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	629,195
2,175,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	2,471,344
655,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	676,288
1,905,000	Panama Government International Bond, 4.50%, 4/1/56, Callable 10/1/55 @ 100	2,071,688
1,725,000	Philippine Government International Bond, 1.95%, 1/6/32	1,667,461
689,000	Province of Manitoba, 3.05%, 5/14/24	731,648
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,632,685
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	289,208
567,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	535,280
581,000	Republic of Indonesia, 4.10%, 4/24/28	652,191
2,840,000	Republic of Indonesia, 2.85%, 2/14/30	2,935,810
327,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	351,525
420,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	456,750
540,000	Republic of Panama, 4.50%, 5/15/47	592,650
980,000	Republic of Peru, 4.13%, 8/25/27	1,083,317
1,031,000	Republic of Peru, 5.63%, 11/18/50	1,393,656
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,417,245
2,741,000	United Mexican States, 4.50%, 4/22/29	3,074,256
3,910,000	United Mexican States, 3.25%, 4/16/30, Callable 1/16/30 @ 100^	3,998,894
1,000,000	Uruguay Government International Bond, 4.38%, 1/23/31, Callable 10/23/30 @ 100	1,153,750

		48,742,157

Wireless Telecommunication Services (0.0%†):
892,000	Vodafone Group plc, 5.25%, 5/30/48	1,155,072

Total Yankee Dollars (Cost $138,613,598)		141,480,770

Principal Amount		Value
Municipal Bonds (0.2%):
California (0.1%):
$905,000	California State University Revenue, Series B, 2.72%, 11/1/52	$881,932
50,000	University of California Revenue, 4.86%, 5/15/12	69,242
347,000	University of California Revenue, 4.77%, 5/15/15	472,399

		1,423,573

New Jersey (0.0%†):
575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	846,757
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	307,338
165,000	New Jersey Turnpike Authority Revenue, Series B, 2.78%, 1/1/40, Continuously Callable @100	164,457

		1,318,552

New York (0.1%):
1,160,000	New York State Dormitory Authority Revenue, 5.00%, 2/15/31, Continuously Callable @100	1,499,520

Total Municipal Bonds (Cost $3,901,584)		4,241,645

U.S. Government Agency Mortgages (31.8%):
Federal National Mortgage Association (23.1%)
95,879	2.50%, 9/1/27, Pool #AB6194	100,195
64,719	2.50%, 9/1/27, Pool #AP5205	67,490
23,773	2.50%, 2/1/28, Pool #AB8446	24,780
55,444	2.50%, 4/1/28, Pool #AB8870	57,967
38,293	3.00%, 4/1/28, Pool #AT3121	40,503
38,995	3.00%, 5/1/28, Pool #AT6033	41,231
156,505	2.50%, 8/1/28, Pool #AS0190	163,642
91,727	3.00%, 10/1/28, Pool #AU8774	97,003
177,090	3.50%, 10/1/28, Pool #AV0198	188,963
9,187	3.00%, 10/1/28, Pool #AQ4132	9,718
312,638	3.50%, 11/1/28, Pool #AV1360	333,647
10,173	3.00%, 11/1/28, Pool #AV0298	10,762
225,422	3.00%, 4/1/29, Pool #AW0937	240,135
185,612	3.00%, 5/1/29, Pool #AW2544	196,439
323,912	3.00%, 6/1/29, Pool #AS2676	345,143
435,532	3.00%, 7/1/29, Pool #AW4229	460,888
80,808	3.00%, 7/1/29, Pool #AW1281	85,880
203,622	3.00%, 9/1/29, Pool #AS3220	216,953
89,861	3.50%, 9/1/29, Pool #AX0105	95,417
658,148	3.00%, 9/1/29, Pool #AL6897	698,639
122,857	3.00%, 10/1/29, Pool #AS3594	129,984
26,948	3.50%, 10/1/29, Pool #AX2741	28,858
470,451	3.00%, 1/1/30, Pool #AL6144	501,311
2,605,000	1.78%, 1/15/30(c)	2,266,358
18,055	2.50%, 2/1/30, Pool #AS4488	18,880
16,154	2.50%, 2/1/30, Pool #AS4485	16,920
62,223	2.50%, 2/1/30, Pool #BM3403	64,940
119,161	2.50%, 3/1/30, Pool #AS4688	124,889
92,305	3.00%, 3/1/30, Pool #AL6583	97,594
75,098	3.00%, 4/1/30, Pool #AL6584	79,553
49,542	2.50%, 4/1/30, Pool #AY3416	51,906
45,506	3.00%, 5/1/30, Pool #AL6761	48,306
29,627	2.50%, 5/1/30, Pool #AY0828	31,034
3,901,000	1.80%, 5/15/30(c)	3,369,161
242,667	3.00%, 6/1/30, Pool #AL9381	257,422
11,379	3.00%, 7/1/30, Pool #AZ2297	12,033
62,784	3.00%, 7/1/30, Pool #AL7139	66,507

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$96,756	2.50%, 7/1/30, Pool #AS5403	$101,194
17,324	2.50%, 7/1/30, Pool #AS5405	18,135
78,780	3.00%, 7/1/30, Pool #AX9701	83,462
16,469	3.00%, 7/1/30, Pool #AX9700	17,408
28,770	2.50%, 7/1/30, Pool #AZ2170	30,152
49,198	2.50%, 8/1/30, Pool #AS5548	51,463
93,700	3.00%, 8/1/30, Pool #AL7227	99,765
14,945	3.00%, 8/1/30, Pool #AZ7833	15,800
112,901	3.00%, 8/1/30, Pool #AL7225	119,595
7,202	3.00%, 8/1/30, Pool #AZ8597	7,617
107,266	2.50%, 8/1/30, Pool #AS5616	112,343
79,123	3.00%, 8/1/30, Pool #AS5622	83,810
185,448	2.50%, 8/1/30, Pool #BM3552	193,532
83,894	3.00%, 8/1/30, Pool #AS5623	89,335
66,347	3.50%, 8/1/30, Pool #AS5708	71,442
16,969	3.00%, 8/1/30, Pool #AX3298	17,944
61,440	2.50%, 8/1/30, Pool #AS5614	64,388
21,878	3.00%, 9/1/30, Pool #AL7320	23,146
33,964	3.00%, 9/1/30, Pool #AZ5719	35,917
73,259	2.50%, 9/1/30, Pool #AS5872	76,788
59,429	2.50%, 9/1/30, Pool #AS5786	62,167
81,347	3.00%, 9/1/30, Pool #AS5728	86,018
65,443	3.00%, 9/1/30, Pool #AS5714	69,336
9,598	2.50%, 11/1/30, Pool #AL7800	10,053
63,216	2.50%, 11/1/30, Pool #AS6142	66,115
73,879	2.50%, 11/1/30, Pool #AS6141	77,451
65,474	2.50%, 11/1/30, Pool #AS6115	68,587
61,428	2.50%, 11/1/30, Pool #AS6116	64,302
1,211,391	3.00%, 1/1/31, Pool #BM3537	1,283,542
101,208	2.50%, 3/1/31, Pool #BM1595	105,554
110,611	2.50%, 6/1/31, Pool #AS7320	116,097
197,889	2.50%, 7/1/31, Pool #AS7617	207,726
184,139	2.50%, 7/1/31, Pool #AS7605	193,293
7,554	2.50%, 8/1/31, Pool #BC2777	7,929
1,389,411	3.00%, 8/1/31, Pool #AL9376	1,475,531
46,127	4.00%, 8/1/31, Pool #AY4707	49,816
23,309	4.00%, 8/1/31, Pool #AY4688	25,039
123,729	3.00%, 9/1/31, Pool #AL9378	131,358
66,439	2.00%, 10/1/31, Pool #MA2774	68,515
1,662,995	2.50%, 10/1/31, Pool #BC4773	1,756,540
244,205	2.50%, 10/1/31, Pool #AS8009	255,645
455,294	2.50%, 10/1/31, Pool #AS8208	477,896
817,825	2.50%, 10/1/31, Pool #AS8195	863,582
324,540	2.50%, 10/1/31, Pool #AS8193	339,803
270,065	2.50%, 11/1/31, Pool #AS8240	283,451
176,081	2.50%, 11/1/31, Pool #AS8241	184,326
230,002	2.50%, 11/1/31, Pool #BC2631	241,182
116,532	2.50%, 11/1/31, Pool #BC2629	122,279
149,597	2.50%, 11/1/31, Pool #BC2628	157,971
134,147	2.50%, 11/1/31, Pool #AS8245	141,648
325,320	2.00%, 11/1/31, Pool #AS8251	335,515
377,864	2.00%, 11/1/31, Pool #BM3054	389,724
111,264	2.00%, 11/1/31, Pool #BC9040	114,760
20,501	2.00%, 11/1/31, Pool #AS8291	21,144
91,112	2.00%, 12/1/31, Pool #MA2845	93,971
13,947	3.00%, 2/1/32, Pool #BE5670	14,828
23,995	2.50%, 2/1/32, Pool #BM1036	25,167
408,564	2.50%, 3/1/32, Pool #AS9321	431,471
432,362	2.50%, 3/1/32, Pool #AS9318	454,076
238,427	2.50%, 3/1/32, Pool #AS9317	250,085
267,123	2.50%, 3/1/32, Pool #AS9316	280,886
366,385	3.00%, 3/1/32, Pool #AS9327	389,393
574,968	2.00%, 3/1/32, Pool #BM3061	593,021
471,513	2.50%, 3/1/32, Pool #AS9319	493,976
1,810,733	3.50%, 4/1/32, Pool #BM3503	1,960,294
1,366,899	3.50%, 5/1/32, Pool #BM1602	1,476,092

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,918,432	3.00%, 6/1/32, Pool #BM1791	$2,043,668
571,421	2.50%, 8/1/32, Pool #BM3578	600,134
231,779	3.00%, 9/1/32, Pool #BM3240	245,189
70,409	3.50%, 11/1/32, Pool #BJ2054	76,236
71,070	5.50%, 1/1/33, Pool #676661	81,897
44,763	3.50%, 1/1/33, Pool #BJ2096	48,332
1,130,412	2.50%, 2/1/33, Pool #BM3793	1,184,223
52,454	5.50%, 5/1/33, Pool #555424	60,750
2,603,755	3.00%, 5/1/33, Pool #FM1880	2,745,363
72,106	4.00%, 9/1/33, Pool #BK7642	77,135
222,926	4.00%, 10/1/33, Pool #CA2527	241,708
226,458	4.00%, 11/1/33, Pool #CA2555	249,051
438,722	2.50%, 12/1/33, Pool #FM1680	457,957
129,595	5.50%, 2/1/35, Pool #735989	152,199
411,329	5.00%, 2/1/35, Pool #735226	470,285
31,072	5.00%, 3/1/35, Pool #735288	35,669
11,988	6.00%, 4/1/35, Pool #735504	14,062
216,465	3.00%, 8/1/35, Pool #CA6849	231,767
222,416	3.00%, 8/1/35, Pool #CA6876	234,730
60,260	5.00%, 9/1/35, Pool #889974	69,293
128,610	3.00%, 12/1/35, Pool #CA8389	138,261
69,208	3.00%, 12/1/35, Pool #CA8391	73,419
1,172,685	2.50%, 12/1/35, Pool #CA8387	1,239,351
1,313,576	2.50%, 12/1/35, Pool #CA8388	1,381,539
138,567	4.00%, 1/1/36, Pool #AB0686	155,759
296,211	5.50%, 9/1/36, Pool #995113	345,544
32,336	3.00%, 10/1/36, Pool #AL9227	33,837
2,852,000	2.50%, 10/25/36, TBA	2,970,091
782,000	3.00%, 10/25/36, TBA	821,100
30,315,000	2.00%, 10/25/36, TBA	31,205,503
902,234	3.50%, 10/25/36, TBA	960,033
19,135,000	1.50%, 10/25/36, TBA	19,311,401
255,661	3.00%, 11/1/36, Pool #AS8348	273,140
101,188	3.00%, 11/1/36, Pool #AS8349	107,828
324,254	3.00%, 12/1/36, Pool #AS8553	354,822
230,007	3.00%, 12/1/36, Pool #BE1896	245,968
17,760	5.50%, 2/1/38, Pool #961545	20,152
10,706	6.00%, 3/1/38, Pool #889529	12,744
67,961	5.50%, 5/1/38, Pool #889692	78,461
31,281	6.00%, 5/1/38, Pool #889466	37,228
57,280	5.50%, 5/1/38, Pool #889441	65,361
45,754	5.50%, 6/1/38, Pool #995018	52,629
13,032	5.50%, 9/1/38, Pool #889995	14,948
32,186	6.00%, 10/1/38, Pool #889983	38,349
174,311	5.50%, 1/1/39, Pool #AB0200	203,955
60,422	4.50%, 4/1/39, Pool #930922	67,123
60,335	3.50%, 5/1/39, Pool #MA3660	64,270
74,537	4.50%, 5/1/39, Pool #AL1472	84,138
725,395	5.00%, 6/1/39, Pool #AL7521	833,973
493,146	6.00%, 7/1/39, Pool #BF0056	581,030
33,868	5.50%, 10/1/39, Pool #AD0362	38,636
30,721	5.50%, 12/1/39, Pool #AD0571	35,175
230,097	3.50%, 12/1/39, Pool #MA3869	245,101
213,375	5.50%, 12/1/39, Pool #AC6680	245,481
3,464,997	4.50%, 1/1/40, Pool #AC8568	3,829,450
108,654	3.50%, 1/1/40, Pool #MA3891	115,739
183,644	3.50%, 2/1/40, Pool #MA3935	195,619
30,025	5.50%, 3/1/40, Pool #AL5304	34,603
211,854	6.00%, 4/1/40, Pool #AL4141	250,804
24,051	4.50%, 4/1/40, Pool #AD4038	27,018
40,755	6.50%, 5/1/40, Pool #AL1704	47,378
38,099	4.50%, 7/1/40, Pool #AB1226	42,089
49,327	4.50%, 7/1/40, Pool #AD7127	54,487
23,498	6.00%, 9/1/40, Pool #AE0823	27,440
2,680,000	Class CY , Series 2010-1364.00%, 12/25/40	2,922,891

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$27,180	4.00%, 1/1/41, Pool #AL7167	$29,488
3,951,438	Class ZA , Series 2011-84.00%, 2/25/41	4,202,015
48,646	6.00%, 6/1/41, Pool #AL4142	56,429
20,374	4.50%, 7/1/41, Pool #AB3314	22,514
417,419	5.00%, 7/1/41, Pool #AL7524	475,195
615,892	5.50%, 9/1/41, Pool #AL8430	706,705
34,065	4.50%, 9/1/41, Pool #AI8961	38,000
176,591	3.50%, 1/1/42, Pool #AW8154	190,650
734,893	4.00%, 1/1/42, Pool #AB4307	825,424
25,158	3.50%, 4/1/42, Pool #AK7510	27,233
72,952	3.50%, 4/1/42, Pool #AO0777	77,157
153,044	4.00%, 5/1/42, Pool #AO2961	166,316
52,525	4.00%, 5/1/42, Pool #A02114	57,088
13,313	3.50%, 5/1/42, Pool #AO2881	14,411
16,825	3.50%, 6/1/42, Pool #AK9225	18,185
12,171	3.50%, 6/1/42, Pool #AO3048	13,158
34,153	3.50%, 7/1/42, Pool #AO9707	36,919
156,860	4.50%, 9/1/42, Pool #AL2482	175,238
969,731	4.50%, 1/1/43, Pool #AL8206	1,077,463
66,887	3.00%, 3/1/43, Pool #AR7576	70,666
58,616	3.00%, 3/1/43, Pool #AR7568	63,088
81,334	3.00%, 3/1/43, Pool #AR9218	86,026
61,665	3.00%, 4/1/43, Pool #AB8924	65,156
860	3.50%, 4/1/43, Pool #CA1530	914
80,623	3.00%, 4/1/43, Pool #AR8630	85,223
30,590	3.00%, 4/1/43, Pool #AT2037	32,919
113,633	3.00%, 4/1/43, Pool #AT2040	120,134
75,929	3.00%, 4/1/43, Pool #AT2043	80,242
68,064	3.00%, 4/1/43, Pool #AB8923	71,940
9,980	3.00%, 6/1/43, Pool #AB9564	10,826
668,072	5.00%, 12/1/43, Pool #AL7777	758,525
342,458	5.00%, 11/1/44, Pool #AL8878	390,732
253,781	3.50%, 2/1/45, Pool #BM1100	274,782
811,319	3.50%, 2/1/45, Pool #FM5294	877,582
192,062	5.00%, 6/1/45, Pool #BM3784	216,242
131,025	4.50%, 9/1/45, Pool #AL7936	147,581
72,420	4.50%, 11/1/45, Pool #AL9501	82,063
8,179,200	3.50%, 11/1/45, Pool #FM6411	8,784,547
4,112	4.50%, 11/1/45, Pool #AS6233	4,527
190,972	4.50%, 12/1/45, Pool #BM1756	213,246
19,328	3.00%, 6/1/46, Pool #AS7365	20,695
438,706	4.50%, 7/1/46, Pool #BM3053	500,389
1,322,638	3.50%, 7/1/46, Pool #BA7748	1,437,495
546,799	4.50%, 7/1/46, Pool #BM1920	617,353
23,177	3.00%, 8/1/46, Pool #AL9031	25,158
769,418	Class UF , Series 2016-480.49%(US0001M+40bps), 8/25/46	771,810
1,283,117	3.00%, 9/1/46, Pool #BD1469	1,375,859
363,625	3.00%, 11/1/46, Pool #BD9644	389,710
267,120	3.00%, 11/1/46, Pool #BD9645	286,176
120,933	3.00%, 11/1/46, Pool #BD9643	129,644
291,243	3.50%, 12/1/46, Pool #BE2103	318,408
1,172,111	3.00%, 12/1/46, Pool #AS8486	1,256,725
387,628	3.50%, 2/1/47, Pool #BE1534	424,159
1,078,390	3.50%, 2/1/47, Pool #AL9920	1,177,925
74,252	3.50%, 3/1/47, Pool #BH0158	81,169
185,835	3.50%, 5/1/47, Pool #BE9375	202,443
371,375	4.00%, 5/1/47, Pool #BH0398	406,050
517,360	3.50%, 5/1/47, Pool #BM1174	569,543
642,296	3.50%, 5/1/47, Pool #BD2417	702,463
174,036	3.50%, 6/1/47, Pool #BH0567	190,254
347,457	4.00%, 7/1/47, Pool #BH3401	379,760
441,229	4.00%, 8/1/47, Pool #BM1619	482,261
229,446	4.50%, 10/1/47, Pool #BM3052	259,728
957,439	3.50%, 11/1/47, Pool #MA3182	1,018,692

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$270,864	4.50%, 12/1/47, Pool #BH7067	$301,595
575,856	3.50%, 1/1/48, Pool #MA3238	612,698
1,888,172	3.50%, 1/1/48, Pool #FM5293	2,065,212
107,409	4.00%, 2/1/48, Pool #BJ9058	118,349
430,243	3.50%, 2/1/48, Pool #BH9277	456,985
85,060	4.00%, 2/1/48, Pool #BJ9057	93,170
300,619	3.50%, 3/1/48, Pool #BJ0648	319,304
590,918	3.50%, 3/1/48, Pool #BJ4916	627,647
202,402	3.50%, 3/1/48, Pool #BK1958	214,982
5,456,894	4.50%, 4/1/48, Pool #FM7783	5,957,815
207,089	4.50%, 4/1/48, Pool #BM3846	233,570
308,979	3.50%, 4/1/48, Pool #FM5295	338,339
19,516	3.50%, 5/1/48, Pool #MA3356	20,729
3,019,235	4.50%, 5/1/48, Pool #CA1704	3,344,830
252,305	5.00%, 6/1/48, Pool #CA2317	277,075
17,758	4.50%, 7/1/48, Pool #BK4471	19,684
114,995	4.50%, 7/1/48, Pool #BK6113	129,451
1,262,687	5.00%, 9/1/48, Pool #MA3472	1,386,653
0	4.00%, 9/1/48, Pool #CA2374	—
241,327	5.00%, 10/1/48, Pool #BK7881	266,269
109,599	5.00%, 10/1/48, Pool #MA3501	120,926
12,768	3.50%, 11/1/48, Pool #FM1543	13,584
178,554	5.00%, 11/1/48, Pool #MA3527	197,008
79,929	5.00%, 12/1/48, Pool #BN4404	87,777
108,111	5.00%, 1/1/49, Pool #BN4430	118,726
179,475	5.00%, 1/1/49, Pool #BN3949	198,025
1,784,938	4.00%, 1/1/49, Pool #FM5296	1,972,689
417,649	3.50%, 6/1/49, Pool #FM5315	445,247
957,348	3.50%, 12/1/49, Pool #MA3210	1,018,595
6,341,719	3.00%, 3/1/50, Pool #FM5290	6,817,626
467,904	4.00%, 8/1/50, Pool #FM7703	501,328
646,059	4.00%, 8/1/50, Pool #FM7461	693,973
2,399,610	3.00%, 8/1/50, Pool #FM5292	2,560,982
1,660,009	4.00%, 9/1/50, Pool #FM4129	1,779,784
4,124,943	4.00%, 3/1/51, Pool #FM7460	4,420,850
7,403,484	3.00%, 6/1/51, Pool #CB0848	7,910,965
192,629,975	2.50%, 10/25/51, TBA	198,469,071
1,270,832	3.00%, 10/25/51, TBA	1,329,211
14,805,055	3.50%, 10/25/51, TBA	15,660,972
7,558,000	4.00%, 10/25/51, TBA	8,096,507
5,300,000	2.00%, 10/25/51, TBA	5,309,937
31,895,000	2.50%, 11/25/51, TBA	32,798,276
24,332,000	1.50%, 11/25/51, TBA	23,583,031
116,397,000	2.00%, 11/25/51, TBA	116,397,000
39,100,000	3.00%, 11/25/51, TBA	40,850,336

		629,282,159

Federal Home Loan Mortgage Corporation (2.4%)
3,650,000	Class A2 , Series KC023.37%, 7/25/25, Callable 7/25/25 @ 100.00	3,858,962
125,472	3.00%, 9/1/27, Pool #U70060	132,272
73,102	3.00%, 7/1/28, Pool #U79018	76,783
591,000	1.72%, 9/15/29(c)	519,103
4,510,000	Class XFX , Series KL061.36%, 12/25/29	398,323
27,842	3.00%, 1/1/30, Pool #V60696	29,313
35,376	3.00%, 1/1/30, Pool #V60724	37,407
58,311	2.50%, 3/1/30, Pool #V60770	61,095
93,752	2.50%, 5/1/30, Pool #V60796	98,261
125,950	3.00%, 5/1/30, Pool #J31689	133,184
147,621	2.50%, 5/1/30, Pool #J31728	154,736
65,667	2.50%, 5/1/30, Pool #J31418	68,951
243,522	3.00%, 6/1/30, Pool #V60840	258,004
6,079	2.50%, 7/1/30, Pool #J32491	6,374
6,820	2.50%, 7/1/30, Pool #V60905	7,149
117,688	3.00%, 7/1/30, Pool #G15520	125,377

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$16,464	3.00%, 7/1/30, Pool #J32181	$17,415
21,106	2.50%, 7/1/30, Pool #J32209	22,150
22,702	2.50%, 7/1/30, Pool #J32204	23,747
102,941	2.50%, 8/1/30, Pool #V60886	108,270
25,692	3.00%, 8/1/30, Pool #V60909	27,230
15,303	3.00%, 8/1/30, Pool #J32436	16,306
87,261	2.50%, 8/1/30, Pool #V60902	91,790
82,331	2.50%, 9/1/30, Pool #V60903	86,141
247,288	2.50%, 9/1/30, Pool #V60904	259,138
7,289,800	Class X1 , Series K1211.12%, 10/25/30, Callable 7/25/30 @ 100.00	574,509
197,000	1.93%, 3/15/31(c)	166,184
190,000	6.75%, 3/15/31^	274,776
429,060	2.50%, 4/1/31, Pool #G16186	452,346
9,083	3.00%, 10/1/32, Pool #J37706	9,576
11,614	3.00%, 11/1/32, Pool #J37835	12,245
10,832	3.00%, 12/1/32, Pool #J38060	11,421
3,089,593	2.50%, 4/1/33, Pool #ZS8087	3,225,637
136,280	3.50%, 1/1/34, Pool #ZS9068	148,855
85,935	5.50%, 2/1/35, Pool #G04692	99,945
527,218	3.50%, 5/1/35, Pool #SC0063	570,072
63,007	3.00%, 9/1/37, Pool #ZA2471	66,921
1,265,497	3.00%, 6/1/38, Pool #SC0111	1,338,463
134,899	6.00%, 4/1/39, Pool #G07613	160,792
18,699	4.50%, 12/1/39, Pool #A90196	20,894
754,481	3.50%, 1/1/40, Pool #RB5028	803,681
90,086	3.50%, 2/1/40, Pool #RB5034	95,961
19,533	4.50%, 7/1/40, Pool #A93010	21,595
21,544	4.00%, 8/1/40, Pool #A93534	23,587
401,925	4.50%, 9/1/40, Pool #A93700	444,429
143,933	4.00%, 9/1/40, Pool #A93851	160,880
31,638	4.00%, 10/1/40, Pool #A95923	35,179
23,549	4.00%, 11/1/40, Pool #A95144	25,849
20,122	4.00%, 11/1/40, Pool #A94977	22,336
17,366	4.00%, 11/1/40, Pool #A94779	19,292
1,344	4.00%, 4/1/41, Pool #Q00093	1,472
48,839	4.50%, 5/1/41, Pool #Q00804	53,954
54,029	4.50%, 5/1/41, Pool #Q00959	59,692
301,669	Class FL , Series 42480.53%(US0001M+45bps), 5/15/41	302,758
337,873	5.50%, 6/1/41, Pool #G07553	388,301
34,300	4.00%, 10/1/41, Pool #Q04022	37,673
26,032	4.00%, 10/1/41, Pool #Q03841	29,050
67,502	5.00%, 10/1/41, Pool #G07642	76,044
161,923	3.50%, 4/1/42, Pool #Q07417	178,725
176,935	3.50%, 4/1/42, Pool #C03811	194,970
5,223	3.50%, 5/1/42, Pool #Q08306	5,716
15,923	3.50%, 5/1/42, Pool #Q08239	17,425
21,477	3.50%, 8/1/42, Pool #Q12162	23,717
149,497	3.50%, 8/1/42, Pool #G07106	165,048
8,257	3.50%, 10/1/42, Pool #Q11909	8,960
201,674	3.00%, 1/1/43, Pool #Q14866	215,044
156,068	3.00%, 3/1/43, Pool #Q16673	166,174
107,543	3.00%, 3/1/43, Pool #Q16403	114,532
107,913	3.50%, 6/1/43, Pool #Q18718	119,636
150,517	3.50%, 7/1/43, Pool #Q20206	165,958
68,250	4.00%, 9/1/43, Pool #Q21579	76,535
139,302	4.50%, 12/1/43, Pool #G60018	151,974
176,894	4.50%, 12/1/43, Pool #Q23779	193,512
16,308	3.50%, 1/1/44, Pool #Q24368	17,967
973,386	Class XZ , Series 43164.50%, 3/15/44	1,127,153
705,368	3.50%, 4/1/44, Pool #G07848	779,084
72,116	4.00%, 4/1/44, Pool #Q25643	80,884

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$1,350,382	Class ZX , Series 43524.00%, 4/15/44	$1,464,068
19,522	3.50%, 5/1/44, Pool #Q26218	21,609
84,426	3.50%, 6/1/44, Pool #Q28764	93,211
2,260,782	3.00%, 6/1/44, Pool #SD0498	2,433,210
79,035	4.00%, 7/1/44, Pool #G60901	86,487
17,046	3.50%, 7/1/44, Pool #Q27319	18,879
2,399,400	3.50%, 9/1/44, Pool #SD0481	2,649,790
25,220	3.50%, 9/1/44, Pool #Q28604	27,900
2,867,025	4.00%, 1/1/45, Pool #SD0490	3,138,743
2,450,131	4.00%, 1/1/45, Pool #SD0478	2,729,656
23,289	4.00%, 2/1/45, Pool #Q31338	26,034
8,773	4.00%, 2/1/45, Pool #Q31128	9,768
20,502	3.50%, 9/1/45, Pool #Q36302	22,714
3,556,918	4.00%, 9/1/45, Pool #SD0507	4,017,817
26,010	4.00%, 12/1/45, Pool #Q37955	29,059
22,667	4.00%, 12/1/45, Pool #Q37957	25,231
1,689,250	3.50%, 3/1/46, Pool #SD0485	1,831,662
507,805	Class FB , Series 46060.58%(US0001M+50bps), 8/15/46	514,829
786,700	3.00%, 9/1/46, Pool #Q42979	842,456
300,053	3.00%, 9/1/46, Pool #G60718	321,348
346,802	3.50%, 9/1/46, Pool #SD0486	373,602
1,030,063	3.00%, 12/1/46, Pool #V82781	1,094,440
295,557	3.00%, 12/1/46, Pool #Q45064	316,548
176,507	3.00%, 12/1/46, Pool #Q45080	190,763
86,745	3.00%, 12/1/46, Pool #Q45083	94,316
824,936	3.00%, 2/1/47, Pool #SD0496	889,949
542,307	3.50%, 3/1/47, Pool #G60968	608,274
976,072	4.00%, 7/1/47, Pool #SD0504	1,071,077
1,284,177	4.50%, 7/1/47, Pool #G61047	1,439,109
452,857	3.50%, 10/1/47, Pool #G61178	500,224
567,840	3.50%, 12/1/47, Pool #G61208	627,099
78,650	3.50%, 1/1/48, Pool #Q53630	86,930
590,300	3.50%, 1/1/48, Pool #ZS4751	627,940
122,843	3.50%, 1/1/48, Pool #Q53648	132,898
569,397	3.50%, 2/1/48, Pool #ZT1353	608,583
806,855	4.00%, 4/1/48, Pool #SD0489	913,755
1,417,929	4.50%, 8/1/48, Pool #G67715	1,583,124
3,896,689	4.00%, 8/1/48, Pool #SD0492	4,333,522
3,388,147	4.00%, 5/1/49, Pool #SD0488	3,698,913
0	3.50%, 6/1/49, Pool #SD0494	—
15,346	3.00%, 7/1/50, Pool #QB1158	16,424
133,918	3.00%, 7/1/50, Pool #QB1479	145,095
35,040	3.00%, 7/1/50, Pool #QB1486	38,196
16,165	3.00%, 7/1/50, Pool #QB1488	17,618
104,140	3.00%, 8/1/50, Pool #QB2339	113,463
1,063,406	3.00%, 8/1/50, Pool #RA3282	1,141,077
1,147,157	3.00%, 8/1/50, Pool #RA3313	1,218,394
1,275,298	4.00%, 12/1/50, Pool #SD0520	1,396,142
1,318,039	3.00%, 12/1/50, Pool #SD0519	1,425,683

		65,162,493

Government National Mortgage Association (6.1%)
11,292	4.50%, 9/15/33, Pool #615516	12,697
42,691	5.00%, 12/15/33, Pool #783571	49,193
13,060	6.50%, 8/20/38, Pool #4223	15,511
12,151	6.50%, 10/15/38, Pool #673213	13,948
7,336	6.50%, 11/20/38, Pool #4292	8,713
13,267	6.50%, 12/15/38, Pool #782510	15,224
148,712	5.00%, 1/15/39, Pool #782557	170,396
88,758	5.00%, 4/15/39, Pool #782619	102,871
56,304	5.00%, 4/15/39, Pool #711939	65,291
9,567	4.00%, 4/20/39, Pool #4422	10,257
8,677	5.00%, 6/15/39, Pool #782696	10,041

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$31,006	4.00%, 7/20/39, Pool #4494	$33,813
54,133	5.00%, 10/20/39, Pool #4559	61,630
6,041	4.50%, 12/20/39, Pool #G24598	6,624
16,000	4.50%, 1/15/40, Pool #728627	18,037
7,307	4.50%, 1/20/40, Pool #4617	8,012
5,965	4.50%, 2/20/40, Pool #G24636	6,669
45,611	5.00%, 5/15/40, Pool #782958	52,871
385	4.50%, 5/20/40, Pool #G24696	422
32,174	5.00%, 6/15/40, Pool #697862	37,781
310,027	4.50%, 7/15/40, Pool #733795	352,349
35,594	4.50%, 7/15/40, Pool #745793	39,523
14,865	4.50%, 7/20/40, Pool #4746	16,301
27,843	4.50%, 8/20/40, Pool #4771	30,536
16,564	4.50%, 9/20/40, Pool #748948	18,443
8,209	4.00%, 9/20/40, Pool #G24800	9,035
66,086	4.50%, 10/15/40, Pool #783609	74,877
214,863	4.00%, 10/20/40, Pool #G24833	236,467
27,239	4.50%, 10/20/40, Pool #4834	29,878
403,529	4.00%, 11/20/40, Pool #4853	445,642
196,309	4.00%, 12/20/40, Pool #G24882	216,076
94,650	4.00%, 1/15/41, Pool #759138	103,587
177,419	4.00%, 1/20/41, Pool #4922	195,288
20,701	4.50%, 2/15/41, Pool #738019	23,767
3,052	4.00%, 2/20/41, Pool #4945	3,342
783,706	4.00%, 2/20/41, Pool #742887	855,633
53,056	4.00%, 3/15/41, Pool #762838	58,049
4,455	5.00%, 4/20/41, Pool #5018	5,071
9,860	5.00%, 6/20/41, Pool #5083	11,227
69,194	4.50%, 6/20/41, Pool #783590	74,049
48,535	4.50%, 7/20/41, Pool #783584	51,939
163,573	4.50%, 7/20/41, Pool #5115	184,431
29,197	4.50%, 7/20/41, Pool #754367	32,077
5,110	5.00%, 7/20/41, Pool #5116	5,819
307,835	4.00%, 7/20/41, Pool #742895	335,008
49,702	4.50%, 11/15/41, Pool #783610	56,545
134,064	3.50%, 1/15/42, Pool #553461	145,206
194,756	4.00%, 4/20/42, Pool #MA0023	210,865
84,727	5.00%, 7/20/42, Pool #MA0223	96,480
216,117	3.50%, 4/15/43, Pool #AD2334	235,744
366,841	3.50%, 4/20/43, Pool #MA0934	398,154
209,265	3.50%, 5/20/43, Pool #MA1012	227,145
18,041	4.00%, 7/20/43, Pool #MA1158	19,532
730,883	4.50%, 6/20/44, Pool #MA1997	800,076
16,497	4.00%, 8/20/44, Pool #AI4167	18,354
1,674	4.00%, 8/20/44, Pool #AI4166	1,779
12,323	4.00%, 8/20/44, Pool #AJ4687	13,713
13,760	4.00%, 8/20/44, Pool #AJ2723	15,304
610,281	4.00%, 8/20/44, Pool #MA2149	668,116
29,802	3.00%, 12/20/44, Pool #MA2444	31,590
331,366	5.00%, 12/20/44, Pool #MA2448	377,508
330,797	3.00%, 2/15/45, Pool #784439	345,590
1,632,463	3.50%, 5/20/45, Pool #MA2826	1,745,757
201,426	5.00%, 12/20/45, Pool #MA3313	229,369
8,338,411	3.50%, 3/20/46, Pool #MA3521	8,893,706
1,618,364	3.50%, 5/20/46, Pool #MA3663	1,719,690
547,011	3.50%, 7/20/46, Pool #MA3803	583,441
2,215,882	3.50%, 9/20/46, Pool #MA3937	2,359,029
189,682	3.50%, 10/20/46, Pool #AX4344	205,361
68,871	3.50%, 10/20/46, Pool #AX4343	74,588
84,468	3.50%, 10/20/46, Pool #AX4341	93,313
96,016	3.50%, 10/20/46, Pool #AX4342	103,447
127,572	3.50%, 10/20/46, Pool #AX4345	139,413
11,668	4.00%, 10/20/46, Pool #AQ0542	12,440
121,762	4.50%, 3/15/47, Pool #AZ8560	138,408
113,801	4.50%, 4/15/47, Pool #AZ8597	130,879
147,801	4.50%, 4/15/47, Pool #AZ8596	165,111

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$86,661	4.50%, 5/15/47, Pool #BA7888	$96,752
2,200,676	4.00%, 6/20/47, Pool #MA4511	2,366,144
20,329	4.00%, 9/15/47, Pool #BC5919	21,889
25,185	4.00%, 10/15/47, Pool #BE1031	27,108
25,208	4.00%, 10/15/47, Pool #BD3187	27,355
19,745	4.00%, 11/15/47, Pool #BE1030	21,269
1,766,599	4.00%, 11/20/47, Pool #MA4838	1,906,921
27,721	4.00%, 12/15/47, Pool #BE4664	29,840
858,916	4.00%, 12/20/47, Pool #MA4901	927,141
28,689	4.00%, 1/15/48, Pool #BE0143	30,907
20,966	4.00%, 1/15/48, Pool #BE0204	22,544
414,736	4.50%, 9/20/48, Pool #BD0560	444,833
808,902	4.50%, 3/20/49, Pool #MA5818	861,913
33,558	4.50%, 4/20/49, Pool #MA5877	35,740
368,890	4.50%, 5/20/49, Pool #MA5932	391,879
1,061,630	3.00%, 9/20/49, Pool #MA6153	1,109,035
729,021	3.00%, 11/20/49, Pool #MA6283	761,567
1,889,091	3.00%, 1/20/50, Pool #MA6409	1,979,719
3,294,150	3.00%, 2/20/50, Pool #MA6474	3,444,406
1,010,455	3.00%, 3/20/50, Pool #MA6541	1,056,544
3,728,961	3.50%, 3/20/50, Pool #MA6542	3,921,353
632,315	4.50%, 4/20/50, Pool #MA6602	671,720
3,099,999	3.00%, 4/20/50, Pool #MA6599	3,241,212
485,715	4.00%, 5/20/50, Pool #MA6658	517,320
120,185	3.00%, 5/20/50, Pool #MA6656	125,420
2,115,665	3.00%, 10/20/50, Pool #MA6932	2,212,167
2,661,748	3.00%, 12/20/50, Pool #MA7053	2,781,764
2,032,246	3.00%, 1/20/51, Pool #MA7137	2,123,877
2,050,296	3.00%, 2/20/51, Pool #MA7194	2,142,737
3,847,364	3.00%, 4/20/51, Pool #MA7313	4,044,102
1,000,001	3.00%, 5/20/51, Pool #MA7368	1,047,808
36,798,000	2.50%, 10/20/51, TBA	37,959,437
8,238,480	3.00%, 10/20/51, TBA	8,604,063
3,647,000	4.50%, 10/20/51, TBA	3,872,088
4,454,000	4.00%, 10/20/51, TBA	4,725,416
39,405,000	2.00%, 10/20/51, TBA	39,934,505
8,059,797	3.50%, 11/20/51, TBA	8,476,010

		166,328,573

Federal Home Loan Bank (0.2%)
4,080,000	3.56%, 5/16/33	4,817,394

Total U.S. Government Agency Mortgages (Cost $860,986,076)		865,590,619

U.S. Treasury Obligations (32.0%):
U.S. Treasury Notes (15.6%)
21,185,000	0.38%, 4/15/24	21,161,829
5,570,000	2.00%, 5/31/24	5,798,892
98,310,000	0.25%, 6/15/24	97,757,006
1,700,000	1.50%, 11/30/24	1,749,672
5,615,000	1.75%, 12/31/24	5,824,685
1,140,000	1.38%, 1/31/25	1,168,678
20,065,000	1.13%, 2/28/25	20,397,327
3,164,000	0.50%, 3/31/25	3,146,202
16,246,000	0.38%, 4/30/25	16,063,233
13,710,000	0.25%, 5/31/25	13,476,502
890,000	3.00%, 10/31/25	968,153
1,550,000	2.88%, 11/30/25	1,679,328
7,810,000	0.38%, 12/31/25	7,650,139
4,310,000	0.50%, 2/28/26	4,235,922
37,085,000	0.75%, 3/31/26	36,818,452
8,275,000	2.25%, 3/31/26	8,765,035
2,435,000	2.38%, 4/30/26	2,594,036
7,832,000	0.75%, 4/30/26	7,768,365
1,520,000	2.13%, 5/31/26	1,602,650

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$12,592,000	0.75%, 5/31/26	$12,479,852
2,407,000	1.88%, 6/30/26	2,510,050
14,160,000	0.63%, 7/31/26	13,927,688
2,430,000	1.88%, 7/31/26	2,534,794
36,420,000	0.75%, 8/31/26	36,015,966
9,550,000	0.88%, 9/30/26	9,494,789
10,580,000	0.38%, 7/31/27	10,120,431
3,345,000	0.50%, 8/31/27	3,217,472
4,620,000	0.38%, 9/30/27	4,406,325
11,690,000	1.25%, 6/30/28	11,657,122
1,005,000	1.00%, 7/31/28	984,900
4,113,000	2.88%, 8/15/28	4,541,009
255,000	2.38%, 5/15/29	273,487
11,880,000	0.63%, 5/15/30	11,079,956
9,750,000	0.63%, 8/15/30	9,064,453
35,416,000	1.25%, 8/15/31	34,519,532

		425,453,932

U.S. Treasury Bonds (11.6%)
2,480,000	5.38%, 2/15/31	3,333,275
14,025,000	4.75%, 2/15/37	19,755,527
10,000,000	5.00%, 5/15/37	14,462,500
21,285,000	1.13%, 8/15/40(d)	18,275,168
35,585,000	1.88%, 2/15/41	34,728,736
2,850,000	1.75%, 8/15/41	2,718,188
29,385,000	3.13%, 11/15/41	34,903,870
7,022,500	3.63%, 8/15/43	8,988,800
1,205,000	3.13%, 8/15/44	1,438,092
15,000	2.50%, 2/15/45	16,153
955,000	3.00%, 5/15/45	1,120,782
1,770,000	2.88%, 8/15/45	2,035,500
12,235,000	3.00%, 11/15/45	14,383,772
22,700,000	2.25%, 8/15/46	23,377,453
6,855,000	2.88%, 11/15/46	7,918,596
3,293,000	3.00%, 2/15/47	3,892,429
3,105,000	2.75%, 11/15/47	3,518,353
5,645,000	3.00%, 2/15/48	6,694,617
30,570,000	3.13%, 5/15/48(d)	37,104,338
4,055,000	3.38%, 11/15/48	5,153,652
8,700,000	3.00%, 2/15/49	10,373,391
125,000	2.88%, 5/15/49	145,859
11,495,000	1.25%, 5/15/50	9,373,813
16,515,000	1.38%, 8/15/50	13,898,405
11,849,000	1.63%, 11/15/50	10,615,963
10,646,000	2.38%, 5/15/51	11,329,673
16,875,000	2.00%, 8/15/51	16,534,863

		316,091,768

U.S. Treasury Bills (4.8%)
129,480,000	, 11/4/21^(c)	129,473,275

Total U.S. Treasury Obligations (Cost $861,766,484)		871,018,975

Commercial Paper (2.6%):
(2.6%):
11,885,000	Banco Santander SA, 0.12%, 11/4/21(c)	11,883,609
13,095,000	DBS Bank, Ltd., 0.11%, 11/22/21(c)	13,092,800
7,840,000	Macquarie Bank, Ltd., 0.00%, 11/3/21(c)	7,839,177
18,940,000	Mitsubishi UFJ Trust & Banking Corp., 0.00%, 12/10/21(c)	18,935,625
8,975,000	Santander UK plc, 0.00%, 2/1/22(c)	8,971,733

Principal Amount		Value
Commercial Paper, continued
$10,890,000	Swedbank AB, 0.00%, 11/29/21(c)	$10,888,410

		71,611,354

Total Commercial Paper (Cost $71,609,030)		71,611,354

Short-Term Security Held as Collateral for Securities on Loan (4.5%):
122,366,488	BlackRock Liquidity FedFund, Institutional Class , 0.03%(c)(e)	122,366,488

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $122,366,488)		122,366,488

Shares		Value
Unaffiliated Investment Company (13.9%):

Money Markets (13.9%):
377,136,313	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	377,136,313

Total Unaffiliated Investment Company (Cost $377,136,313)		377,136,313

Total Investment Securities
(Cost $3,372,984,359) - 125.0%		3,399,079,004
Net other assets (liabilities) - (25.0)%		(679,995,770)

Net Assets - 100.0%		$2,719,083,234

Percentages indicated are based on net assets as of September 30, 2021.

EUR003M	-	3 Month EUR LIBOR
EUAMDB01	-	1 Year EUR LIBOR
EUSA1	-	Euro 1 Year Swap Rate
EUSA5	-	Euro 5 Year Swap Rate
GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $119,915,617.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2021.
(c)	The rate represents the effective yield at September 30, 2021.
(d)	All or a portion of this security has been pledged as collateral for open derivative positions.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Securities Sold Short (0.0%†):
At September 30, 2021, the Fund’s securities sold short were as follows:
Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value
U.S. Government Agency Mortgages
Government National Mortgage Association

Government National Mortgage Association, TBA	3.50%	10/20/50	$(448,000)	$(471,083)	$ (470,960)
Federal National Mortgage Association

Federal National Mortgage Association, TBA	1.50%	10/25/51	(209,000)	(202,942)	(202,828)

Federal National Mortgage Association, TBA	4.50%	10/25/51	(396,000)	(428,551)	(428,237)

				$(1,102,576)	$ (1,102,025)

†	Represents less than 0.05%.

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro Buxl 30-Year Bond December Futures (Euro)	12/8/21	47	$(11,068,878)	$408,278
Euro Schatz Index December Futures (Euro)	12/8/21	122	(15,854,588)	10,668
Euro-Bobl December Futures (Euro)	12/8/21	155	(24,222,733)	149,527
Euro-Bund December Futures (Euro)	12/8/21	170	(33,436,490)	570,081
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	805	(105,945,547)	1,165,887
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	171	(24,837,750)	423,727
U.S. Treasury 30-Year Bond December Futures (U.S. Dollar)	12/21/21	56	(8,916,250)	177,190
Ultra Long Term U.S. Treasury Bond December Futures (U.S. Dollar)	12/21/21	23	(4,394,438)	118,564

				$3,023,922

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/31/21	1,183	$260,324,695	$(132,852)
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)	12/31/21	448	54,988,500	(256,387)

				$(389,239)

Total Net Futures Contracts				$2,634,683

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Forward Currency Contracts

At September 30, 2021, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	71,266,415	European Euro	60,164,500	Bank National Paribas	12/15/21	$ 1,466,649
U.S. Dollar	71,317,915	European Euro	60,164,500	HSBC	12/15/21	1,518,150
U.S. Dollar	1,258,970	European Euro	1,072,000	Natwest Capital Markets Ltd.	12/15/21	15,290
U.S. Dollar	66,939	European Euro	57,000	Natwest Capital Markets Ltd.	12/15/21	811
U.S. Dollar	70,403	European Euro	60,000	TD Securities International	12/15/21	794

						$ 3,001,694

European Euro	9,851,000	U.S. Dollar	11,566,424	UBS Warburg	12/15/21	(137,799)

Total Net Forward Currency Contracts						$ 2,863,895

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (40.1%):
Aerospace & Defense (0.6%):
334	Curtiss-Wright Corp.	$42,144
11,770	Lockheed Martin Corp.	4,061,827
40,128	Mercury Systems, Inc.*	1,902,870
22,188	Moog, Inc., Class A	1,691,391
5,824	Northrop Grumman Corp.	2,097,514
1,035	Teledyne Technologies, Inc.*	444,615

		10,240,361

Air Freight & Logistics (0.1%):
649	FedEx Corp.	142,319
6,990	United Parcel Service, Inc., Class B	1,272,879

		1,415,198

Airlines (0.1%):
10,482	Alaska Air Group, Inc.*	614,245
20,308	Southwest Airlines Co.*	1,044,441

		1,658,686

Automobiles (0.6%):
125,910	Ford Motor Co.*	1,782,885
13,058	Tesla, Inc.*	10,126,218

		11,909,103

Banks (1.8%):
161,230	Bank of America Corp.	6,844,213
75,104	Citigroup, Inc.	5,270,799
23,638	Citizens Financial Group, Inc.	1,110,513
22,427	Hancock Whitney Corp.	1,056,760
73,081	JPMorgan Chase & Co.	11,962,629
65,639	Regions Financial Corp.	1,398,767
33,724	U.S. Bancorp	2,004,555
101,163	Wells Fargo & Co.	4,694,975

		34,343,211

Beverages (0.4%):
145,298	Coca-Cola Co. (The)	7,623,786
3,628	PepsiCo, Inc.	545,688

		8,169,474

Biotechnology (1.1%):
4,603	AbbVie, Inc.	496,526
19,922	Amgen, Inc.	4,236,413
5,998	Biogen, Inc.*	1,697,374
80,464	Gilead Sciences, Inc.	5,620,410
34,602	Incyte Corp.*	2,379,926
3,842	Moderna, Inc.*	1,478,632
1,380	Regeneron Pharmaceuticals, Inc.*	835,149
4,748	United Therapeutics Corp.*	876,386
10,529	Vertex Pharmaceuticals, Inc.*	1,909,855

		19,530,671

Building Products (0.0%†):
3,012	Simpson Manufacturing Co., Inc.	322,194
6,090	UFP Industries, Inc.	413,998

		736,192

Capital Markets (1.0%):
9,374	Ameriprise Financial, Inc.	2,475,861
16,706	Artisan Partners Asset Management, Inc., Class A	817,258
15,893	Goldman Sachs Group, Inc. (The)	6,008,031
7,677	LPL Financial Holdings, Inc.	1,203,446
41,701	Morgan Stanley	4,057,924
762	MSCI, Inc., Class A	463,555
1,328	Nasdaq, Inc.	256,331
16,946	Raymond James Financial, Inc.	1,563,777
290	S&P Global, Inc.	123,218
9,563	SEI Investments Co.	567,086
14,677	State Street Corp.	1,243,435
2,252	Stifel Financial Corp.	153,046

		18,932,968

Shares		Value
Common Stocks, continued
Chemicals (0.4%):
49,668	CF Industries Holdings, Inc.	$2,772,468
49,636	Corteva, Inc.	2,088,683
23,586	DuPont de Nemours, Inc.	1,603,612
3,218	Eastman Chemical Co.	324,181
2,174	NewMarket Corp.	736,486
8,957	Olin Corp.	432,175

		7,957,605

Commercial Services & Supplies (0.2%):
2,149	Cintas Corp.	818,038
7,889	Clean Harbors, Inc.*	819,431
19,204	Republic Services, Inc., Class A	2,305,632

		3,943,101

Communications Equipment (0.4%):
119,810	Cisco Systems, Inc.	6,521,258
4,979	Juniper Networks, Inc.	137,022

		6,658,280

Construction & Engineering (0.1%):
15,680	EMCOR Group, Inc.	1,809,158

Construction Materials (0.0%†):
2,117	Vulcan Materials Co.	358,112

Consumer Finance (0.4%):
24,196	Capital One Financial Corp.	3,919,026
9,623	Discover Financial Services	1,182,186
29,299	OneMain Holdings, Inc.	1,621,114
23,446	Synchrony Financial	1,146,040

		7,868,366

Distributors (0.0%†):
6,525	Genuine Parts Co.	791,026

Diversified Financial Services (0.9%):
52,258	Berkshire Hathaway, Inc., Class B*	14,263,298
49,991	Jefferies Financial Group, Inc.	1,856,166

		16,119,464

Diversified Telecommunication Services (0.4%):
15,721	AT&T, Inc.	424,624
1,791	Frontier Communications Parent, Inc.*	49,915
128,984	Verizon Communications, Inc.	6,966,426

		7,440,965

Electric Utilities (0.3%):
16,671	Hawaiian Electric Industries, Inc.	680,677
2,548	IDACORP, Inc.	263,412
63,822	NextEra Energy, Inc.	5,011,304
1,682	Portland General Electric Co.	79,037

		6,034,430

Electrical Equipment (0.5%):
11,407	AMETEK, Inc.	1,414,582
6,229	Atkore, Inc.*	541,425
9,889	Eaton Corp. plc	1,476,526
41,107	Emerson Electric Co.	3,872,279
34,302	nVent Electric plc	1,108,984

		8,413,796

Electronic Equipment, Instruments & Components (0.2%):
52,958	National Instruments Corp.	2,077,543
56,522	Vontier Corp.	1,899,139

		3,976,682

Energy Equipment & Services (0.2%):
40,731	Halliburton Co.	880,604
99,101	Schlumberger, Ltd.	2,937,354

		3,817,958

Entertainment (0.7%):
62,062	Activision Blizzard, Inc.	4,802,978

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
27,838	Electronic Arts, Inc.	$3,959,955
1,975	Netflix, Inc.*	1,205,422
14,976	Walt Disney Co. (The)*	2,533,490

		12,501,845

Equity Real Estate Investment Trusts (1.0%):
5,210	American Homes 4 Rent, Class A	198,605
9,935	American Tower Corp.	2,636,848
23,709	Apartment Income REIT Corp.	1,157,236
2,267	Camden Property Trust	334,315
4,523	Crown Castle International Corp.	783,926
2,108	Extra Space Storage, Inc.	354,123
13,538	Healthcare Realty Trust, Inc.	403,162
14,935	Highwoods Properties, Inc.	655,049
2,183	Kilroy Realty Corp.	144,536
325	Life Storage, Inc.	37,291
35,092	National Storage Affiliates Trust	1,852,507
6,081	Prologis, Inc.	762,740
9,609	PS Business Parks, Inc.	1,506,115
11,888	Public Storage, Inc.	3,531,925
17,556	Realty Income Corp.	1,138,682
2,934	SBA Communications Corp.	969,892
765	Simon Property Group, Inc.	99,427
6,863	Terreno Realty Corp.	433,947
60,375	Weyerhaeuser Co.	2,147,539

		19,147,865

Food & Staples Retailing (0.7%):
11,644	Costco Wholesale Corp.	5,232,231
56,041	Walmart, Inc.	7,810,995

		13,043,226

Food Products (0.3%):
9,376	General Mills, Inc.	560,872
28,866	Kraft Heinz Co. (The)	1,062,846
45,159	Mondelez International, Inc., Class A	2,627,351
27,028	Tyson Foods, Inc., Class A	2,133,590

		6,384,659

Health Care Equipment & Supplies (1.0%):
42,292	Abbott Laboratories	4,995,954
32,914	Baxter International, Inc.	2,647,273
2,830	Danaher Corp.	861,565
10,791	Edwards Lifesciences Corp.*	1,221,649
3,286	IDEXX Laboratories, Inc.*	2,043,564
2,122	Intuitive Surgical, Inc.*	2,109,586
18,425	Medtronic plc	2,309,574
4,074	Stryker Corp.	1,074,395
2,984	West Pharmaceutical Services, Inc.	1,266,827

		18,530,387

Health Care Providers & Services (1.1%):
15,476	Anthem, Inc.	5,769,453
39,110	CVS Health Corp.	3,318,874
3,793	Laboratory Corp. of America Holdings*	1,067,502
1,001	Molina Healthcare, Inc.*	271,581
25,224	UnitedHealth Group, Inc.	9,856,026

		20,283,436

Health Care Technology (0.4%):
47,242	Cerner Corp.	3,331,506
13,228	Veeva Systems, Inc., Class A*	3,811,913

		7,143,419

Hotels, Restaurants & Leisure (1.2%):
1,903	Carnival Corp., Class A*	47,594
59,412	International Game Technology plc*	1,563,724
30,701	McDonald’s Corp.	7,402,318
5,132	Papa John’s International, Inc.	651,713
478	Royal Caribbean Cruises, Ltd.*	42,518

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
26,665	Scientific Games Corp., Class A*	$2,215,061
36,683	Starbucks Corp.	4,046,502
779	Travel + Leisure Co.	42,479
129,859	Wendy’s Co. (The)	2,815,343
1,298	Wingstop, Inc.	212,781
20,333	Yum! Brands, Inc.	2,486,929

		21,526,962

Household Durables (0.2%):
4,093	DR Horton, Inc.	343,689
17,761	Meritage Homes Corp.*	1,722,817
11,404	PulteGroup, Inc.	523,672
17,167	Toll Brothers, Inc.	949,163

		3,539,341

Household Products (0.4%):
14,558	Colgate-Palmolive Co.	1,100,294
48,063	Procter & Gamble Co. (The)	6,719,207

		7,819,501

Industrial Conglomerates (0.3%):
14,480	3M Co.	2,540,082
3,752	Honeywell International, Inc.	796,475
3,603	Roper Technologies, Inc.	1,607,406

		4,943,963

Insurance (0.5%):
2,863	Aon plc, Class A	818,159
994	Arthur J. Gallagher & Co.	147,758
26,097	First American Financial Corp.	1,749,804
47,856	MetLife, Inc.	2,954,151
10,939	Primerica, Inc.	1,680,559
7,848	Reinsurance Group of America, Inc.	873,168
4,100	Selective Insurance Group, Inc.	309,673
4,228	Trupanion, Inc.*	328,389
13,745	WR Berkley Corp.	1,005,859

		9,867,520

Interactive Media & Services (2.8%):
6,165	Alphabet, Inc., Class A*	16,482,251
5,880	Alphabet, Inc., Class C*	15,672,023
57,684	Facebook, Inc., Class A*	19,577,372

		51,731,646

Internet & Direct Marketing Retail (1.6%):
8,539	Amazon.com, Inc.*	28,050,956
10,595	eBay, Inc.	738,154
4,522	Shutterstock, Inc.	512,433

		29,301,543

IT Services (2.1%):
5,883	Accenture plc, Class A	1,882,089
3,399	Alliance Data Systems Corp.	342,925
45,107	Amdocs, Ltd.	3,415,051
4,064	Automatic Data Processing, Inc.	812,475
27,225	Black Knight, Inc.*	1,960,200
21,146	Cognizant Technology Solutions Corp., Class A	1,569,245
6,290	EPAM Systems, Inc.*	3,588,319
8,476	FleetCor Technologies, Inc.*	2,214,525
9,723	Gartner, Inc.*	2,954,625
27,556	International Business Machines Corp.	3,828,355
20,297	MasterCard, Inc., Class A	7,056,861
10,090	PayPal Holdings, Inc.*	2,625,519
15,556	SolarWinds Corp.^	260,252
27,542	Visa, Inc., Class A	6,134,980
26,927	Western Union Co. (The.)	544,464

		39,189,885

Leisure Products (0.0%†):
4,674	Academy Sports & Outdoors, Inc.*	187,054

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Leisure Products, continued
2,667	Brunswick Corp.	$254,085
859	Polaris, Inc.	102,788

		543,927

Life Sciences Tools & Services (0.7%):
11,981	Agilent Technologies, Inc.	1,887,367
924	Bio-Rad Laboratories, Inc., Class A*	689,258
718	Bio-Techne Corp.	347,921
4,160	Illumina, Inc.*	1,687,337
13,087	Thermo Fisher Scientific, Inc.	7,476,996
3,366	Waters Corp.*	1,202,672

		13,291,551

Machinery (0.6%):
25,317	AGCO Corp.	3,102,092
16,350	Caterpillar, Inc.	3,138,710
899	Cummins, Inc.	201,879
13,018	Deere & Co.	4,361,941

		10,804,622

Media (0.2%):
79,331	Comcast Corp., Class A	4,436,983

Metals & Mining (0.2%):
44,058	Alcoa Corp.*	2,156,199
3,102	Nucor Corp.	305,516
2,922	Reliance Steel & Aluminum Co.	416,151

		2,877,866

Multiline Retail (0.3%):
7,345	Dollar General Corp.	1,558,168
4,616	Dollar Tree, Inc.*	441,844
15,782	Target Corp.	3,610,448

		5,610,460

Multi-Utilities (0.2%):
47,535	MDU Resources Group, Inc.	1,410,364
34,939	Public Service Enterprise Group, Inc.	2,127,785
11,577	WEC Energy Group, Inc.	1,021,091

		4,559,240

Oil, Gas & Consumable Fuels (1.4%):
32,888	Antero Resources Corp.*	618,623
25,368	Chevron Corp.	2,573,584
67,908	ConocoPhillips	4,602,125
7,306	Continental Resources, Inc.^	337,172
5,526	Denbury, Inc.*	388,201
46,392	EOG Resources, Inc.	3,723,886
128,167	Exxon Mobil Corp.	7,538,783
2,583	Hess Corp.	201,758
54,486	Kinder Morgan, Inc.	911,551
170,090	Marathon Oil Corp.	2,325,130
9,577	Occidental Petroleum Corp.	283,288
11,305	PDC Energy, Inc.	535,744
7,443	Pioneer Natural Resources Co.	1,239,334
4,011	Sanchez Energy Corp.*	138,147

		25,417,326

Pharmaceuticals (1.6%):
108,426	Bristol-Myers Squibb Co.	6,415,566
1,698	Eli Lilly & Co.	392,323
72,003	Johnson & Johnson	11,628,485
65,955	Merck & Co., Inc.	4,953,880
155,514	Pfizer, Inc.	6,688,657

		30,078,911

Professional Services (0.1%):
94	IHS Markit, Ltd.	10,962
10,908	Korn Ferry	789,303
6,215	TriNet Group, Inc.*	587,815
12,408	Upwork, Inc.*	558,732

		1,946,812

Shares		Value
Common Stocks, continued
Real Estate Management & Development (0.1%):
2,459	eXp World Holdings, Inc.	$97,794
46,835	Opendoor Technologies, Inc.*^	961,523

		1,059,317

Road & Rail (0.3%):
13,644	CSX Corp.	405,773
6,724	Old Dominion Freight Line, Inc.	1,922,929
18,466	Union Pacific Corp.	3,619,521

		5,948,223

Semiconductors & Semiconductor Equipment (2.3%):
9,893	Advanced Micro Devices, Inc.*	1,017,990
27,188	Applied Materials, Inc.	3,499,911
11,108	Broadcom, Inc.	5,386,603
9,647	Cirrus Logic, Inc.*	794,431
154,913	Intel Corp.	8,253,765
629	Lam Research Corp.	357,995
436	Micron Technology, Inc.	30,947
44,637	NVIDIA Corp.	9,247,001
1,818	NXP Semiconductors NV	356,092
52,080	Qualcomm, Inc.	6,717,278
12,198	Semtech Corp.*	951,078
36,392	Texas Instruments, Inc.	6,994,906

		43,607,997

Software (4.1%):
16,249	Adobe, Inc.*	9,354,874
74,600	Box, Inc.*	1,765,782
952	Cadence Design Systems, Inc.*	144,171
3,119	Crowdstrike Holdings, Inc., Class A*	766,588
126,862	Dropbox, Inc., Class A*	3,706,908
723	HubSpot, Inc.*	488,813
156,558	Microsoft Corp.	44,136,831
5,540	Nutanix, Inc., Class A*	208,858
47,842	Oracle Corp.	4,168,473
1,954	Qualys, Inc.*	217,461
7,960	salesforce.com, Inc.*	2,158,911
4,098	ServiceNow, Inc.*	2,550,063
24,035	SS&C Technologies Holdings, Inc.	1,668,029
15,706	Synopsys, Inc.*	4,702,533
667	Workday, Inc., Class A*	166,677

		76,204,972

Specialty Retail (1.0%):
6,738	AutoNation, Inc.*	820,419
1,164	Best Buy Co., Inc.	123,046
44,438	Foot Locker, Inc.	2,029,039
16,779	Home Depot, Inc. (The)	5,507,875
23,549	Lowe’s Cos., Inc.	4,777,150
3,004	O’Reilly Automotive, Inc.*	1,835,624
2,854	TJX Cos., Inc. (The)	188,307
7,638	Ulta Beauty, Inc.*	2,756,707
1,753	Williams-Sonoma, Inc.	310,860

		18,349,027

Technology Hardware, Storage & Peripherals (2.6%):
307,986	Apple, Inc.	43,580,019
29,571	NetApp, Inc.	2,654,293
33,251	Pure Storage, Inc., Class A*	836,595
16,334	Western Digital Corp.*	921,891

		47,992,798

Textiles, Apparel & Luxury Goods (0.2%):
525	Crocs, Inc.*	75,327
613	Deckers Outdoor Corp.*	220,803
18,291	Nike, Inc., Class B	2,656,402

		2,952,532

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Tobacco (0.2%):
10,369	Altria Group, Inc.	$471,997
28,774	Philip Morris International, Inc.	2,727,487

		3,199,484

Trading Companies & Distributors (0.0%†):
13,209	Core & Main, Inc., Class A*	346,208
164	W.W. Grainger, Inc.	64,462

		410,670

Water Utilities (0.0%†):
1,221	American Water Works Co., Inc.	206,398

Total Common Stocks (Cost $693,160,868)		746,579,121

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
1,000	PG&E Corp., 8/16/23	95,600

Total Preferred Stock (Cost $117,395)		95,600

Contracts		Value
Warrants (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
63	California Resources Corp., 10/27/24	756
4,849	Occidental Petroleum Corp., 8/3/27	57,461

Total Warrants (Cost $50,290)		58,217

Principal Amount		Value
Asset Backed Securities (0.7%):
$167,789	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	166,885
263,232	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	256,073
136,978	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	134,844
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	177,330
920,928	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	844,439
227,695	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	225,070
1,164,740	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 200(a)	1,165,329
104,167	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 200(a)(b)	104,110
553,670	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 200(a)(b)	554,464
254,751	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	254,747
274,672	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	273,918
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	178,428
218,160	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(a)	225,333
378,768	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 200(a)	381,122

Principal Amount		Value
Asset Backed Securities, continued
$355,120	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 200(a)	$375,474
5,037,300	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 200(a)	5,058,068
219,715	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	220,243
200,632	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	200,721
216,150	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 200(a)	219,548
243,707	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	241,596
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	205,094
245,535	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	243,456
358,388	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	354,966
246,781	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 200(a)(b)	248,477
352,324	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	350,164

Total Asset Backed Securities (Cost $12,858,828)		12,659,899

Collateralized Mortgage Obligations (4.0%):
250,000	AIMCO CLO 11, Ltd., Class A, Series 2020-11A, 1.51%(US0003M+276bps), 10/15/31, Callable 10/15/21 @ 200(a)	250,065
310,000	Aimco CLO 12, Ltd., Class A, Series 2020-12A, 1.34%(US0003M+242bps), 1/17/32, Callable 1/17/22 @ 200(a)	309,999
387,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A, 1.19%(US0003M+198bps), 4/20/34, Callable 4/20/23 @ 200(a)	386,711
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 1.46%(US0003M+266bps), 1/20/33, Callable 1/20/22 @ 200(a)	250,240
250,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 1.29%(US0003M+228bps), 7/20/34, Callable 7/20/23 @ 200(a)	250,179

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$2,812,000	Allegro CLO XIV, Ltd., Class A1, Series 2021-2A, 1.24%(US0003M+232bps), 10/15/34, Callable 10/15/23 @ 200(a)	$2,812,281
256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 1.45%(US0003M+264bps), 10/15/32, Callable 10/15/21 @ 200(a)	256,035
853,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A, 1.26%(US0003M+226bps), 7/15/34, Callable 7/15/23 @ 200(a)	853,917
250,000	Ares LVIII CLO, Ltd., Class A, Series 2020-58A, 1.35%(US0003M+244bps), 1/15/33, Callable 1/15/22 @ 200(a)	250,205
273,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 1.20%(US0003M+214bps), 4/15/34, Callable 4/15/23 @ 200(a)	273,126
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	183,009
233,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2020-JGDN, 2.83%(US0001M+550bps), 11/15/25(a)	236,232
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 9/15/29 @ 100	31,826
310,000	Barings CLO, Ltd., Class A, Series 2020-4A, 1.35%(US0003M+244bps), 1/20/32, Callable 1/20/22 @ 200(a)	310,038
305,000	Barings CLO, Ltd., Class A1, Series 2020-1A, 1.53%(US0003M+280bps), 10/15/32, Callable 10/15/21 @ 200(a)	305,000
536,000	Barings CLO, Ltd., Class AR, Series 2020-1A(US0003M+230bps), 10/15/36(a)	536,000
265,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 1.46%(US0003M+266bps), 1/17/33, Callable 1/17/22 @ 200(a)	265,314
34,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(b)	38,735
808,000	Bethpage Park CLO, Ltd., Class A, Series 2021-1A(US0003M+226bps), 1/15/35(a)	808,000
139,000	BFLD Trust, Class A, Series 2020-OBRK, 2.13%(US0001M+410bps), 11/15/22(a)	140,375

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$309,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 1.12%(US0003M+198bps), 4/15/29, Callable 10/15/21 @ 200(a)	$308,494
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 1.68%(US0001M+320bps), 4/15/34(a)	112,648
111,513	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.20%(US0001M+224bps), 12/15/29(a)	111,477
131,788	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 1.68%(US0001M+320bps), 12/15/29(a)	131,746
390,757	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.88%(US0001M+160bps), 12/15/29(a)	391,132
172,338	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.33%(US0001M+250bps), 12/15/29(a)	172,283
129,016	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.16%(US0001M+216bps), 10/15/36(a)	129,093
321,656	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 1.88%(US0001M+360bps), 10/15/36(a)	321,945
94,500	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 1.88%(US0001M+360bps), 11/15/35(a)	94,519
90,293	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 2.71%(US0001M+525bps), 9/15/37(a)	76,315
228,870	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.53%(US0001M+290bps), 10/15/36(a)	229,076
194,820	BX Commercial Mortgage Trust, Class A, Series 2020-FOX, 1.08%(US0001M+200bps), 11/15/32(a)	194,900
161,712	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.33%(US0001M+250bps), 10/15/36(a)	161,809
141,003	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.08%(US0001M+200bps), 12/15/29(a)	140,958
5,017,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.08%(US0001M+200bps), 4/15/34(a)	5,016,999
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.38%(US0001M+260bps), 4/15/34(a)	171,896

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 1.98%(US0001M+380bps), 4/15/34(a)	$118,259
5,000,000	BX Trust, Class A, Series 2021-SOAR, 0.75%(US0001M+134bps), 6/15/38(a)	5,002,350
667,884	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 6/25/22 @ 200(a)(b)	668,098
250,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 1.47%(US0003M+268bps), 10/20/32, Callable 10/20/21 @ 200(a)	250,000
17,105,000	Cedar Funding V CLO, Ltd., Class A1R, Series 2016-5A, 1.23%(US0003M+220bps), 7/17/31, Callable 10/17/21 @ 200(a)	17,105,292
235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 1.18%(US0003M+210bps), 4/20/34, Callable 4/20/23 @ 200(a)	235,256
643,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019-10A(US0003M+220bps), 10/20/32(a)	643,000
250,000	Cedar Funding XII CLO, Ltd., Class A, Series 2020-12A, 1.40%(US0003M+254bps), 10/25/32, Callable 10/25/21 @ 200(a)	250,022
99,275	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 1.83%(US0001M+350bps), 6/15/34(a)	99,026
99,275	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.58%(US0001M+300bps), 6/15/34(a)	99,169
403,058	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.20%(US0001M+224bps), 6/15/34(a)	403,058
204,000	CIM Retail Portfolio Trust, Class D, Series 2021-RETL, 3.13%(US0001M+610bps), 8/15/36(a)	203,978
721,000	CIM Retail Portfolio Trust, Class A, Series 2021-RETL, 1.48%(US0001M+280bps), 8/15/36(a)	722,031
165,000	CIM Retail Portfolio Trust, Class C, Series 2021-RETL, 2.38%(US0001M+460bps), 8/15/36(a)	164,990
222,000	CIM Retail Portfolio Trust, Class B, Series 2021-RETL, 1.98%(US0001M+380bps), 8/15/36(a)	221,993

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$247,000	Columbia Cent CLO 29, Ltd., Class A1N, Series 2020-29A, 1.83%(US0003M+340bps), 7/20/31, Callable 1/20/22 @ 200(a)	$247,543
410,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 1.44%(US0003M+262bps), 1/20/34, Callable 4/20/23 @ 200(a)	410,509
310,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 1.33%(US0003M+240bps), 4/20/34, Callable 7/20/23 @ 200(a)	309,655
57,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 6/15/24 @ 100	61,196
3,766,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	3,856,685
140,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.31%(US0001M+246bps), 5/15/36(a)	140,073
860,000	CSMC Trust, Class D, Series 2017-PFHP, 2.33%(US0001M+450bps), 12/15/30(a)	855,992
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	213,343
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	102,254
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	100,661
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	103,197
250,000	Dryden 76 CLO, Ltd., Class A1, Series 2019-76A, 1.46%(US0003M+266bps), 10/20/32, Callable 10/20/21 @ 200(a)	250,067
250,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 1.35%(US0003M+244bps), 1/18/32, Callable 1/18/22 @ 200(a)	250,137
250,000	Dryden 85 CLO, Ltd., Class A1, Series 2020-85A, 1.48%(US0003M+270bps), 10/15/32, Callable 10/15/21 @ 200(a)	250,000
673,000	Dryden 85 CLO, Ltd., Class AR, Series 2020-85A(US0003M+230bps), 10/15/35(a)	673,000
250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 1.31%(US0003M+236bps), 4/17/33, Callable 4/17/22 @ 200(a)	250,207
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 1.38%(US0003M+250bps), 1/15/34, Callable 1/15/23 @ 200(a)	250,616

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$310,000	Eaton Vance CLO, Ltd., Class A1, Series 2020-2A, 1.50%(US0003M+274bps), 10/15/32, Callable 1/15/22 @ 200(a)	$310,254
303,421	Extended Stay America Trust, Class B, Series 2021-ESH, 1.46%(US0001M+276bps), 7/15/38(a)	304,748
532,231	Extended Stay America Trust, Class A, Series 2021-ESH, 1.16%(US0001M+216bps), 7/15/38(a)	533,720
223,836	Extended Stay America Trust, Class C, Series 2021-ESH, 1.78%(US0001M+340bps), 7/15/38(a)	225,367
447,671	Extended Stay America Trust, Class D, Series 2021-ESH, 2.33%(US0001M+450bps), 7/15/38(a)	451,584
300,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 1.43%(US0003M+260bps), 11/20/33, Callable 11/20/22 @ 200(a)	300,446
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 1.26%(US0003M+222bps), 7/19/34, Callable 7/19/23 @ 200(a)	250,233
286,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 1.44%(US0003M+264bps), 11/16/32, Callable 11/16/21 @ 200(a)	286,000
643,000	GS Mortgage Securities Corp. Trust, Class A, Series 2021-IP, 1.05%(US0001M+190bps), 10/15/36(a)	643,000
100,000	GS Mortgage Securities Corp. Trust, Class C, Series 2021-IP, 1.65%(US0001M+310bps), 10/15/36(a)	100,000
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 1.25%(US0001M+230bps), 10/15/36(a)	100,000
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	43,013
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	67,055
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	89,909
285,000	Life Mortgage Trust, Class A, Series 2021-BMR, 0.78%(US0001M+140bps), 3/15/38(a)	285,254

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$100,000	Life Mortgage Trust, Class B, Series 2021-BMR, 0.96%(US0001M+176bps), 3/15/38(a)	$100,088
100,000	Life Mortgage Trust, Class C, Series 2021-BMR, 1.18%(US0001M+220bps), 3/15/38(a)	100,088
100,000	Life Mortgage Trust, Class E, Series 2021-BMR, 1.83%(US0001M+350bps), 3/15/38(a)	100,043
100,000	Life Mortgage Trust, Class D, Series 2021-BMR, 1.48%(US0001M+280bps), 3/15/38(a)	100,044
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 1.34%(US0003M+242bps), 1/15/32, Callable 1/15/22 @ 200(a)	250,190
320,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 1.34%(US0003M+228bps), 4/19/34, Callable 4/19/23 @ 200(a)	320,795
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A, 1.25%(US0003M+224bps), 7/15/34, Callable 7/15/23 @ 200(a)	250,346
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 1.46%(US0003M+266bps), 10/15/32, Callable 1/15/22 @ 200(a)	250,396
237,161	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.06%(US0003M+184bps), 1/22/28, Callable 10/22/21 @ 200(a)	237,224
250,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 1.15%(US0003M+204bps), 4/20/34, Callable 4/20/22 @ 200(a)	249,817
280,000	Magnetite Xxix, Ltd., Class A, Series 2021-29A, 1.12%(US0003M+198bps), 1/15/34, Callable 1/15/22 @ 200(a)	280,017
250,000	Magnetite XXVII, Ltd., Class AR, Series 2020-27A, 1.27%(US0003M+228bps), 10/20/34(a)	250,051
500,000	Magnetite, Ltd., Class A, Series 24, 1.46%(US0003M+266bps), 1/15/33, Callable 1/15/22 @ 200(a)	500,258
260,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 0.88%(US0001M+160bps), 4/15/38(a)	260,127

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$315,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 1.20%(US0003M+214bps), 10/20/30, Callable 10/20/21 @ 200(a)	$315,008
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 200(a)	57,410
236,041	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.33%(US0001M+250bps), 6/15/35(a)	236,702
567,462	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.58%(US0001M+300bps), 6/15/35(a)	567,462
53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.28%, 11/10/36, Callable 11/10/24 @ 200(a)(b)	53,625
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 12/15/28 @ 100	151,256
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 200(a)	401,644
326,000	Peace Park CLO, Ltd., Class A, Series 2021-1A, 1.27%(US0003M+226bps), 10/20/34(a)	326,016
146,731	Prima Capital CRE Securitization, Class A, Series 2021-9A, 1.54%(US0001M+290bps), 12/15/37(a)	146,730
333,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A(US0003M+224bps), 4/20/34(a)	333,362
250,000	Symphony CLO XXIII, Ltd., Class A, Series 2020-23A, 1.45%(US0003M+264bps), 1/15/34, Callable 1/15/22 @ 200(a)	250,175
250,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 1.21%(US0003M+216bps), 4/20/33, Callable 4/20/22 @ 200(a)	249,805
10,250,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A, 1.13%(US0003M+200bps), 1/20/29, Callable 10/20/21 @ 200(a)	10,255,289
285,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(a)	283,649
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(a)	20,059
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 1.40%(US0003M+254bps), 7/20/32, Callable 10/20/21 @ 200(a)	335,016

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$551,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 1.25%(US0003M+232bps), 7/19/34, Callable 7/19/23 @ 200(a)	$551,089
1,073,000	Voya CLO, Ltd., Class AR, Series 2020-3A(US0003M+230bps), 10/20/34(a)	1,073,000
564,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 1.26%(US0003M+230bps), 7/16/34, Callable 7/16/23 @ 200(a)	564,201
390,000	Voya CLO, Ltd., Class A1, Series 2020-3A, 1.43%(US0003M+260bps), 10/20/31, Callable 10/20/21 @ 200(a)	390,000
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	178,507
185,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 1.28%(US0001M+240bps), 5/15/31(a)	185,578

Total Collateralized Mortgage Obligations (Cost $75,206,863)		75,189,884

Convertible Bonds (0.0%†):
Entertainment (0.0%†):
25,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	28,796

Hotels, Restaurants & Leisure (0.0%†):
37,000	Booking Holdings, Inc., 0.75%, 5/1/25^	54,517
27,000	Vail Resorts, Inc., 0.00%, 1/1/26^(a)	28,723

		83,240

Leisure Products (0.0%†):
19,000	Callaway Golf Co., 2.75%, 5/1/26	33,195

Oil, Gas & Consumable Fuels (0.0%†):
29,426	Mesquite Energy, Inc., 15.00%, 7/15/23(d)	105,051
50,911	Mesquite Energy, Inc., 15.00%, 7/15/23(d)	164,952

		270,003

Professional Services (0.0%†):
16,000	FTI Consulting, Inc., 2.00%, 8/15/23	22,611
23,000	KBR, Inc., 2.50%, 11/1/23	36,937

		59,548

Semiconductors & Semiconductor Equipment (0.0%†):
8,000	ON Semiconductor Corp., 1.63%, 10/15/23	18,330

Total Convertible Bonds (Cost $274,703)		493,112

Bank Loans (0.0%†):
Chemicals (0.0%†):
15,000	Consolidated Energy Term Loan, 0.00%, 12/31/99	14,625

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Bank Loans, continued
Chemicals, continued
$20,000	Diversey Term B, 0.00%, 9/14/28	$20,014

		34,639

Construction & Engineering (0.0%†):
866	DG Investment Intermediate Holdings 2, Inc., 0.00%, 3/17/28	869
4,134	DG Investment Intermediate Holdings 2, Inc., 0.00%, 3/31/28	4,148
35,000	DG Investment Intermediate Holdings 2, Inc., 0.00%, 3/18/29	35,175

		40,192

Diversified Financial Services (0.0%†):
131,789	Intelsat Jackson Holdings S.A., 0.00%, 7/13/22	132,557
10,000	Intelsat Jackson Holdings S.A., 0.00%, 1/2/24	10,143

		142,700

Hotels, Restaurants & Leisure (0.0%†):
250,000	City Football Group, Ltd., 4.00%, 7/9/28, Callable 11/10/21 @ 101	248,750
175,000	Diamond Sports Group, LLC, 0.00%, 8/24/26, Callable 11/10/21 @ 100	108,621

		357,371

Software (0.0%†):
3,385	Ion Analytics, Inc., 0.00%, 2/4/28	3,394
54,588	Ultimate Software Group, Inc. (The), 0.04%, 5/3/26, Callable 11/10/21 @ 100	54,666

		58,060

Total Bank Loans (Cost $618,475)		632,962

Corporate Bonds (19.1%):
Aerospace & Defense (0.4%):
1,145,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	1,315,156
145,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	169,527
1,100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,399,293
100,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	132,903
1,150,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	1,565,558
310,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 204.12(a)	317,750
445,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 204.12(a)	456,125
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	6,225
145,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 206.38(a)	149,350
40,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 11/8/21 @ 105.16	42,050
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 11/8/21 @ 103.19	41,350
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	36,750
1,655,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	1,704,650

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$310,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44^	$310,775

		7,647,462

Air Freight & Logistics (0.1%):
255,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 204.76(a)	264,244
525,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 206.26(a)	551,250

		815,494

Automobiles (0.0%†):
40,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 205.26(a)	41,000
270,000	Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 207.88^(a)	280,800
240,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(a)	243,851
209,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(a)	217,191

		782,842

Banks (2.0%):
3,840,000	Bank of America Corp., 4.20%, 8/26/24, MTN	4,195,607
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	446,800
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	168,860
3,200,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	3,460,883
2,280,000	Bank of America Corp., 2.30%, 7/21/32, Callable 7/21/31 @ 100	2,237,631
70,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	73,150
165,000	CIT Group, Inc., 6.13%, 3/9/28	199,444
730,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	752,244
2,455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	2,612,250
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,236,025
3,456,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	3,983,037
4,105,000	JPMorgan Chase & Co., 3.88%, 9/10/24	4,459,216
4,000,000	JPMorgan Chase & Co., 4.49% (SOFR+379 bps), 3/24/31, Callable 3/24/30 @ 100	4,674,848
181,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	187,648
3,705,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	3,852,270
2,645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	3,080,137
1,800,000	Wells Fargo & Co., 5.01% (US0003M+424 bps), 4/4/51, Callable 4/4/50 @ 100, MTN	2,416,070

		38,036,120

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Beverages (0.6%):
$2,400,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	$2,895,259
3,100,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,395,821
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	173,755
400,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	475,384
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	411,736
2,445,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	3,466,240
20,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 206.26(a)	20,350

		10,838,545

Biotechnology (0.1%):
1,050,000	AbbVie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,060,502

Building Products (0.1%):
795,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 205(a)	825,806
35,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 204.38(a)	35,875

		861,681

Capital Markets (1.3%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	488,990
2,707,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	2,893,621
315,000	Coinbase Global, Inc., 3.38%, 10/1/28, Callable 10/1/24 @ 203.38(a)	303,975
315,000	Coinbase Global, Inc., 3.63%, 10/1/31, Callable 10/1/26 @ 203.62^(a)	300,825
2,880,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	3,201,316
1,263,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32, Callable 7/21/31 @ 100	1,247,497
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	182,743
50,000	HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 200(a)	50,750
55,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 204.88(a)	56,375
55,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 205(a)	56,719
1,100,000	Moody’s Corp., 3.75%, 3/24/25, Callable 2/24/25 @ 100	1,194,108

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$1,100,000	Moody’s Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	$1,195,175
6,619,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	6,946,316
2,534,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	2,795,420
100,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 203.26(a)	100,750
485,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 8/1/22 @ 216.12(a)	529,604
250,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 204.26(a)	245,625
2,296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 200(a)	2,619,320
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 200(a)	392,264
15,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 206.26(a)	15,525
35,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 210.62(a)	37,275
55,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 206.38(a)	52,525

		24,906,718

Chemicals (0.2%):
430,000	CF Industries, Inc., 5.15%, 3/15/34	525,675
15,000	CF Industries, Inc., 4.95%, 6/1/43	18,056
660,000	CF Industries, Inc., 5.38%, 3/15/44	838,200
510,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100^	548,250
915,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 205.76(a)	958,463
60,000	Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 204.62(a)	60,900
375,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	398,438
135,000	Scotts Miracle-GRO Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 204.38(a)	135,675
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 204.26(a)	25,844
350,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 203.62(a)	346,500
50,000	WR Grace Holdings LLC, 4.88%, 6/15/27, Callable 6/15/23 @ 204.88(a)	51,292
125,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 205.62(a)	129,062

		4,036,355

Commercial Services & Supplies (0.1%):
125,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 200(a)	123,906
430,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 205(a)	442,900

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$25,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 205(a)	$25,594
25,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 206.88^(a)	26,312
45,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 207.26^(a)	47,363
270,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 203.88(a)	271,688

		937,763

Communications Equipment (0.0%†):
200,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 204.76(a)	200,250
250,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 203.76(a)	250,000

		450,250

Construction & Engineering (0.1%):
25,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 204.38(a)	25,313
740,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 11/8/21 @ 208.5(a)	740,000
270,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 204.5(a)	270,337
55,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 205.62(a)	56,100
25,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 205.26(a)	25,875
660,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 205.5(a)	672,375

		1,790,000

Consumer Finance (1.4%):
2,090,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	2,170,149
90,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	91,357
100,000	Ally Financial, Inc., 5.13%, 9/30/24	111,893
224,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	257,602
1,837,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	2,100,453
590,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	620,324
1,513,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	1,564,120
2,665,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	2,943,397
343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	381,989
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	266,123
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,026,225
2,253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	2,522,819
295,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	313,418

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$550,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	$572,436
313,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	316,525
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	353,663
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,017,748
55,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	59,674
620,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	694,575
130,000	General Motors Acceptance Corp., 8.00%, 11/1/31	187,452
2,100,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	2,272,500
445,000	OneMain Finance Corp., 6.88%, 3/15/25	500,069
295,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	293,525
155,000	OneMain Finance Corp., 3.88%, 9/15/28, Callable 9/15/24 @ 101.94	154,225
430,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	426,238
76,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	77,378
244,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	263,109
797,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	860,744
3,605,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	3,971,733

		26,391,463

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 8/15/22 @ 204.12(a)	5,187
190,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	187,150

		192,337

Diversified Consumer Services (0.1%):
445,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 205.5(a)	450,562
22,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 204.62(a)	21,890
350,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 206.76(a)	371,000
485,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 11/8/21 @ 203.44(a)	492,881
875,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 207.38(a)	925,313

		2,261,646

Diversified Financial Services (0.1%):
185,000	Acrisure LLC / Acrisure Finance, Inc., 6.00%, 8/1/29, Callable 8/1/24 @ 206(a)	182,687

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$38,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	$39,867
565,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 11/8/21 @ 203.44(a)	569,944
496,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 11/8/21 @ 207.88(a)	519,560
15,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 203.62(a)	14,550
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	541,474
155,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 200(a)	159,456
150,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31, Callable 2/15/31 @ 200(a)	156,187
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	196,017

		2,379,742

Diversified Telecommunication Services (0.6%):
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	30,307
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	157,861
76,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	74,645
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	504,689
2,734,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	2,775,529
310,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	335,963
915,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 205.12(a)	947,025
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28^	11,325
55,000	Cogent Communications Group, Inc., 3.50%, 5/1/26, Callable 2/1/26 @ 200(a)	55,825
25,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 207.5(a)	25,813
55,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 11/8/21 @ 204(a)	54,450
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 206.12(a)	186,850
40,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 205.88(a)	42,500
45,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 205(a)	47,250
45,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 206.76(a)	47,475
5,496	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	5,551

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$60,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 205.38(a)	$60,900
3,725,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	3,761,378
209,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	210,960
2,500,000	Verizon Communications, Inc., 2.99%, 10/30/56, Callable 4/30/56 @ 100	2,324,295

		11,660,591

Electric Utilities (0.6%):
941,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 206.76(a)	973,935
10,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 204.26(a)	10,138
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	168,440
54,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 200(a)	53,145
587,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 200(a)	588,044
790,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100^	906,189
1,000,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	1,079,883
1,075,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	1,217,543
2,000,000	FirstEnergy Corp., 7.38%, 11/15/31	2,706,260
255,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	257,550
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	145,010
17,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 200(a)	17,914
20,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 203.38(a)	19,750
40,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 203.62(a)	39,300
438,057	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	470,911
795,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	838,465
1,370,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5^	1,392,262
311,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63^	317,997
605,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 205(a)	623,150

		11,825,886

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electrical Equipment (0.0%†):
$55,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 209.04(a)	$59,675
65,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 204(a)	66,381

		126,056

Entertainment (0.2%):
780,000	Netflix, Inc., 4.88%, 4/15/28	898,950
25,000	Netflix, Inc., 6.38%, 5/15/29	31,625
25,000	Netflix, Inc., 5.38%, 11/15/29(a)	30,281
3,000,000	Walt Disney Co. (The), 3.80%, 3/22/30	3,403,860

		4,364,716

Equity Real Estate Investment Trusts (1.8%):
1,184,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	1,431,313
102,000	American Homes 4 Rent LP, 2.38%, 7/15/31, Callable 4/15/31 @ 100	101,111
1,264,000	Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	1,339,299
1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,117,045
1,265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	1,367,335
62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	68,948
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	382,914
252,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	283,422
1,803,000	Brixmor Operating Partnership LP, 4.05%, 7/1/30, Callable 4/1/30 @ 100	2,009,550
46,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	46,396
68,000	Corporate Office Properties, LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	69,437
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100^	10,175
45,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 200(a)	46,784
40,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 11/8/21 @ 100.98^	33,200
430,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 200(a)	426,741
34,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	37,032
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	71,392

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	$66,294
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	459,404
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	788,207
73,000	Lexington Realty Trust, 2.70%, 9/15/30, Callable 6/15/30 @ 100	73,864
25,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 200(a)	26,937
765,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100	830,025
114,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	120,676
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	109,938
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,423,631
2,482,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	2,609,044
133,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	135,215
189,000	Piedmont Operating Partnership, LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	185,632
42,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	45,517
15,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	16,483
994,000	Sabra Health Care, LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	974,705
297,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 200(a)	308,008
97,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 200(a)	98,442
74,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 200(a)	75,468
40,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	39,747
40,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	42,401
45,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	43,828
310,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	292,997
69,000	Simon Property Group LP, 2.45%, 9/13/29, Callable 6/13/29 @ 100	70,295
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	109,179

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$1,277,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	$1,279,611
272,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	274,171
212,000	Sun Communities Operating, LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	212,578
2,200,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	2,285,483
581,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	557,151
85,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 11/8/21 @ 103	66,300
645,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24, Callable 12/15/21 @ 203.56(a)	658,706
780,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 2/15/22 @ 207.88(a)	822,900
355,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 206(a)	351,450
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	145,572
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	381,057
1,430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100^	1,675,013
65,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28, Callable 11/15/27 @ 100	70,256
31,000	VEREIT Operating Partnership LP, 2.20%, 6/15/28, Callable 4/15/28 @ 100	31,300
1,238,000	VEREIT Operating Partnership LP, 2.85%, 12/15/32, Callable 9/15/32 @ 100	1,279,537
60,000	Vici Properties, 3.50%, 2/15/25, Callable 2/15/22 @ 203.5(a)	61,200
335,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 204.26(a)	349,656
335,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 204.62(a)	362,219
72,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	72,963
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	432,470
3,000,000	WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26 @ 100	3,362,700
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	72,901

		32,593,225

Food & Staples Retailing (0.1%):
25,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 206.94(a)	26,250

Principal Amount		Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$50,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 203.5(a)	$49,813
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 207.32(a)	651,131
445,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/1/22 @ 206.88^(a)	471,144
335,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 205.5(a)	348,819
70,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 204.26(a)	70,175
120,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	137,970
93,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	117,957
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	220,423
45,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 206.76(a)	48,600
160,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 204.76(a)	163,600

		2,305,882

Food Products (0.2%):
110,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 205(a)	103,675
700,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 205.5(a)	778,750
915,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 206.5(a)	1,021,369
375,000	Kraft Heinz Foods Co., 5.00%, 7/15/35, Callable 1/15/35 @ 100	461,497
10,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	11,413
45,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	54,757
350,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 204.26(a)	374,500
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 205.62(a)	47,250
405,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 204.5(a)	401,962
270,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102^	263,587

		3,518,760

Health Care Equipment & Supplies (0.0%†):
350,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 203.26(a)	350,000

Health Care Providers & Services (1.2%):
140,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 205.76(a)	141,750
35,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 206.26(a)	35,350

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$3,765,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	$3,943,838
1,485,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	1,492,425
1,190,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	1,295,613
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	253,575
610,000	Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @ 100	603,138
255,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 205.62(a)	267,431
255,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 206(a)	270,937
65,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 206.12(a)	63,050
45,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 204.76(a)	45,337
4,341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	5,013,351
1,000,000	Cigna Corp., 4.90%, 12/15/48, Callable 6/15/48 @ 100	1,280,071
605,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 208(a)	640,544
1,078,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	1,187,939
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	424,699
780,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 204.62(a)	797,550
20,000	HCA, Inc., 4.75%, 5/1/23	21,250
780,000	HCA, Inc., 5.38%, 2/1/25	870,675
660,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	698,775
60,000	HCRX Investments Holdco, LP, 4.50%, 8/1/29, Callable 8/1/24 @ 204.5(a)	60,450
50,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 204.5(a)	50,882
40,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 200(a)	42,200
25,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 204.5(a)	25,312
416,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 209.26(a)	445,120
590,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 206.26(a)	612,863
510,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 206.12(a)	535,500
295,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 204.26(a)	300,162
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	134,930

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$15,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 206.26(a)	$15,713

		21,570,430

Hotels, Restaurants & Leisure (0.5%):
15,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 206.88(a)	15,750
445,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	457,238
145,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 204.62(a)	147,537
298,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/21 @ 202.62(a)	302,470
350,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 210.5(a)	406,000
565,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 203.82(a)	601,019
125,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 205.88^(a)	118,750
680,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 205.38^(a)	448,800
122,409	Golden Entertainment, Inc., 3.75%, 10/20/24, Callable 11/10/21 @ 100	121,950
765,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 207.62(a)	808,031
605,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 11/8/21 @ 200(a)	605,000
40,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 205(a)	40,750
45,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 205.76(a)	46,744
40,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 204.5(a)	40,600
1,586,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	1,757,467
230,000	NCL Corp., Ltd., 10.25%, 2/1/26, Callable 8/1/23 @ 210.26(a)	264,213
20,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 200(a)	20,800
20,000	Peninsula Pacific Entert, 8.50%, 11/15/27, Callable 11/15/23 @ 208.5(a)	21,600
20,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 200(a)	21,750
280,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 6/1/22 @ 217.26(a)	318,850
310,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 200(a)	319,300
284,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/29/21 @ 202.5(a)	287,905

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$510,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 204.5(a)	$516,375
255,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 219.5(a)	293,250
255,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 200(a)	260,100
390,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 200^(a)	393,412
510,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 207.76(a)	544,425
350,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	372,750

		9,552,836

Household Durables (0.1%):
65,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 204.88(a)	65,000
70,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 204.62(a)	70,262
150,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 200(a)	151,125
160,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 206.26(a)	159,600
10,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	12,375
15,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 206^(a)	14,888
510,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 210.76(a)	572,475
130,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 203.88(a)	130,000
265,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 204.12(a)	267,650

		1,443,375

Household Products (0.0%†):
55,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 204.12(a)	56,100

Independent Power and Renewable Electricity Producers (0.2%):
1,457,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 200(a)	1,543,971
1,412,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 200(a)	1,552,560
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 207.12(a)	31,613
430,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	455,800

Principal Amount		Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers, continued
$35,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 206.76(a)	$36,444
85,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 205.88(a)	86,487
20,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 200(a)	20,525
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 200(a)	16,125

		3,743,525

Industrial Conglomerates (0.1%):
550,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	576,125
1,165,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	1,205,775

		1,781,900

Insurance (0.5%):
600,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	626,297
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	877,962
1,600,000	American International Group, Inc., 3.40%, 6/30/30, Callable 3/30/30 @ 100	1,740,491
70,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 204.88(a)	70,700
40,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 205.62(a)	40,200
2,597,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 200(a)	2,707,373
115,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 10/19/21 @ 207(a)	118,738
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	550,975
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	251,775
1,000,000	Unum Group, 5.75%, 8/15/42	1,239,846
685,000	USI, Inc., 6.88%, 5/1/25, Callable 11/8/21 @ 203.44(a)	696,988

		8,921,345

Interactive Media & Services (0.0%†):
190,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 203.62(a)	188,100
25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 204.12(a)	26,031
525,000	Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 203.5(a)	506,625

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Interactive Media & Services, continued
$60,000	Rackspace Technology Global, Inc., 5.38%, 12/1/28, Callable 12/1/23 @ 205.38^(a)	$58,950

		779,706

IT Services (0.1%):
25,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 204.26(a)	25,344
10,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 206.12(a)	10,150
470,000	Black Knight Infoserv LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 203.62(a)	472,937
15,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 204(a)	15,394
550,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 208.12^(a)	618,062
255,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 204.5(a)	267,750
45,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 203.76(a)	46,350
40,000	Square, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 200(a)	40,500
40,000	Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 200(a)	41,300
35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	35,788
35,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	36,050

		1,609,625

Leisure Products (0.0%†):
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	213,567
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 208.82(a)	5,412
8,000	Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	9,540

		228,519

Life Sciences Tools & Services (0.0%†):
510,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 204.62(a)	535,500
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 204.26(a)	15,600
30,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 203.76(a)	30,713

		581,813

Machinery (0.0%†):
55,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 204.62(a)	56,444
170,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 206.5(a)	172,550
230,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 204.12(a)	230,000
45,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 205.88(a)	45,450

Principal Amount		Value
Corporate Bonds, continued
Machinery, continued
$45,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 204(a)	$46,462

		550,906

Media (1.2%):
255,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 226(a)	260,100
25,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 207.12(a)	25,250
20,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 203.88(a)	19,600
15,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 205.62(a)	15,019
65,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 204.5(a)	66,950
1,250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 204.76(a)	1,304,687
390,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	401,213
270,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 204.5(a)	275,062
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25, Callable 4/23/25 @ 100	1,685,175
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47, Callable 11/1/46 @ 100	3,009,827
1,130,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 205.76(a)	1,151,187
335,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 204.12(a)	329,975
2,346,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	2,541,297
392,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	452,900
605,000	DISH DBS Corp., 7.75%, 7/1/26	683,650
54,000	DISH Network Corp., 2.38%, 3/15/24	53,300
146,000	DISH Network Corp., 3.38%, 8/15/26	153,115
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	69,726
1,094,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,273,798
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	118,776
140,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 204.76^(a)	137,550
430,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 204.5(a)	443,975
525,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 204.5(a)	534,188
95,000	Sirius XM Radio, Inc., 3.13%, 9/1/26, Callable 9/1/23 @ 203.12(a)	96,069

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$270,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 205(a)	$280,800
30,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 205.5(a)	32,475
25,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 204.12(a)	25,219
185,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 203.88(a)	180,606
350,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 204.76(a)	364,875
230,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 208.88(a)	243,225
2,439,000	Time Warner Cable, Inc., 6.55%, 5/1/37	3,272,084
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	401,931
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,052,565
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	84,095
35,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 206.62(a)	37,888
245,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 204.5(a)	248,675

		22,326,827

Metals & Mining (0.1%):
45,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 204.12(a)	46,913
20,000	Allegheny Technologies, Inc., 7.88%, 8/15/23	22,500
686,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	723,730
60,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	60,450
45,000	Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	45,450
45,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 204.62^(a)	46,069
45,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 204.88^(a)	46,350
27,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	27,067
485,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 204.62(a)	499,550
125,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 203.88(a)	123,750

		1,641,829

Mortgage Real Estate Investment Trusts (0.0%†):
40,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 204.76(a)	39,800
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	47,531

		87,331

Principal Amount		Value
Corporate Bonds, continued
Multi-Utilities (0.2%):
$1,100,000	NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @ 100	$1,149,842
1,000,000	NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42 @ 100	1,291,338
140,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	153,537
339,000	Sempra Energy, 6.00%, 10/15/39	464,651

		3,059,368

Oil, Gas & Consumable Fuels (2.6%):
430,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 11/8/21 @ 102.5^	438,600
335,000	Apache Corp., 4.63%, 11/15/25, Callable 8/15/25 @ 100	359,287
45,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	50,344
10,000	Apache Corp., 7.38%, 8/15/47	12,255
145,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 204(a)	151,706
125,000	Cheniere Energy Partners, LP, 3.25%, 1/31/32, Callable 1/31/27 @ 203.26(a)	125,312
247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 200(a)	280,062
375,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 206.38(a)	382,500
50,000	Cnx Midstream Partners, LP, 4.75%, 4/15/30, Callable 4/15/25 @ 204.76^(a)	50,500
20,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 209(a)	21,100
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	146,510
47,000	Comstock Resources, Inc., 7.50%, 5/15/25, Callable 11/8/21 @ 207.5^(a)	48,763
55,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 206.76(a)	59,125
25,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 205.88(a)	26,000
485,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 200(a)	584,425
42,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 11/8/21 @ 102.88^	42,892
795,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 206(a)	827,794
605,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 205.26(a)	600,462
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 205.76^(a)	19,750
230,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	253,575

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$2,905,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	$3,304,437
700,000	DCP Midstream Operating LP, 5.85% (US0003M+770 bps), 5/21/43, Callable 5/21/23 @ 200(a)	647,500
25,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 207.12(a)	26,563
26,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 205.26(a)	28,015
40,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 204.12(a)	40,550
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	131,588
20,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 206.62(a)	21,075
270,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 10/14/21 @ 208.26(a)	281,340
295,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 205.76(a)	310,487
2,229,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	2,557,778
106,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	124,153
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	54,080
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	70,281
109,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	117,720
73,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	95,340
1,743,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	2,010,986
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	71,104
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	156,160
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	104,738
350,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 200(a)	372,750
50,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 200(a)	56,187
45,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 200(a)	46,575
295,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	318,600

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$30,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	$33,750
2,000,000	Exxon Mobil Corp., 3.48%, 3/19/30, Callable 12/19/29 @ 100	2,225,042
650,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	719,875
71,000	Hess Corp., 7.30%, 8/15/31	95,939
50,000	Hess Corp., 7.13%, 3/15/33	67,375
1,869,000	Hess Corp., 5.60%, 2/15/41	2,324,569
1,166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	1,514,342
405,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 11/8/21 @ 208.44(a)	419,681
80,000	Hess Midstream Operations, LP, 4.25%, 2/15/30, Callable 2/15/25 @ 204.26(a)	80,600
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	100,153
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	57,679
125,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	159,951
112,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	134,521
125,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 204.26(a)	126,250
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	119,639
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	175,894
1,063,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	1,229,094
1,188,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	1,505,790
390,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	406,088
400,000	New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 9/15/22 @ 206.76(a)	385,000
375,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 207.5(a)	381,094
406,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	450,660
30,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	30,600
406,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	412,597
255,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	346,162
1,464,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,901,370
16,000	Occidental Petroleum Corp., 7.88%, 9/15/31	21,260
78,000	Occidental Petroleum Corp., 6.45%, 9/15/36	98,085
44,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	43,450
25,000	Occidental Petroleum Corp., 6.20%, 3/15/40	29,438

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	$516,088
295,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	292,419
430,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	409,038
55,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	52,663
79,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	77,519
605,000	PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 209.26(a)	570,213
80,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	51,200
20,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 11/8/21 @ 104.31	20,825
20,000	Phillips 66, 3.70%, 4/6/23	20,957
26,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	28,332
1,172,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	1,249,250
1,162,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	1,219,565
270,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	284,175
100,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	100,625
335,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	385,250
278,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 10/19/21 @ 101.81(c)(d)(e)	—
10,000	SM Energy Co., 5.63%, 6/1/25, Callable 11/8/21 @ 101.88	10,025
50,000	SM Energy Co., 6.75%, 9/15/26, Callable 11/8/21 @ 103.38^	51,000
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	5,206
242,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	255,310
430,000	Sunoco, LP / Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	435,912
350,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 206(a)	358,750
510,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	527,850
25,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	27,281

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$445,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	$480,044
45,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 204(a)	46,406
43,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	45,933
71,000	Valero Energy Corp., 2.70%, 4/15/23	73,241
41,000	Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100	43,166
390,000	Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 205.38(a)	406,575
40,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	41,900
137,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	147,275
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	1,077,500
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	72,105
1,000,000	Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	1,050,000
525,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	580,125
3,554,000	Williams Cos., Inc. (The), 3.50%, 11/15/30, Callable 8/15/30 @ 100	3,848,882
1,000,000	Williams Cos., Inc. (The), 5.75%, 6/24/44, Callable 12/24/43 @ 100	1,307,580
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	173,549
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	305,690

		47,674,341

Paper & Forest Products (0.0%†):
45,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56	45,844

Pharmaceuticals (0.2%):
390,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 205.26(a)	363,675
1,000,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 200(a)	1,104,713
445,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 203.12(a)	436,656
115,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 203.5^(a)	114,569
180,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	191,258
76,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	89,015

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Pharmaceuticals, continued
$30,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 204.38(a)	$30,978
30,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 204.12(a)	30,600
50,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 205.12(a)	52,500
126,000	Upjohn, Inc., 1.13%, 6/22/22(a)	126,647
40,000	Upjohn, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 200(a)	40,429
1,406,000	Upjohn, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 200(a)	1,419,817
90,000	Upjohn, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 200(a)	96,249

		4,097,106

Professional Services (0.1%):
140,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 204.62^(a)	145,425
335,000	Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/1/28, Callable 10/1/23 @ 205.62(a)	346,725
335,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 205.88(a)	351,331

		843,481

Real Estate Management & Development (0.1%):
210,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	210,580
175,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	176,969
145,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 205.76(a)	150,075
725,000	Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 205.26(a)	759,438

		1,297,062

Road & Rail (0.0%†):
135,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 204.5(a)	135,675

Semiconductors & Semiconductor Equipment (0.4%):
65,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 200(a)	63,991
4,136,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 200(a)	3,995,194
564,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 200(a)	543,947
1,648,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 200(a)	1,629,585
210,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 200(a)	208,618
310,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 204.38(a)	323,950
375,000	Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 205.44(a)	384,375

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$50,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 203.88(a)	$51,688

		7,201,348

Software (0.3%):
40,000	Acuris Finance Us Inc / Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 205(a)	40,000
35,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 207.12(a)	37,363
20,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 205.26(a)	21,600
25,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 203.88(a)	24,969
25,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 204.88^(a)	24,969
65,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 204.12(a)	64,919
30,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 206.12^(a)	30,300
253,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	256,433
2,200,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	2,332,246
400,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	409,388
2,990,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	3,073,316

		6,315,503

Specialty Retail (0.3%):
32,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	37,146
49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100^	53,085
1,229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	1,392,468
120,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 208.82(a)	124,350
65,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 204(a)	65,143
125,000	Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26 @ 203.88(a)	125,156
565,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 206.62(a)	641,275
1,165,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	1,365,282
2,051,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	2,353,127
20,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 208.76(a)	20,950
15,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 206.38(a)	16,181
85,000	Victoria’s Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 204.62(a)	86,063

		6,280,226

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (0.1%):
$1,200,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100	$1,286,974
55,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	63,642
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	98,357
101,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	123,451
87,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	110,656

		1,683,080

Textiles, Apparel & Luxury Goods (0.0%†):
130,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 204.12(a)	130,975
45,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 203.5^(a)	45,338
235,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 204(a)	237,350

		413,663

Tobacco (0.1%):
294,000	Altria Group, Inc., 4.25%, 8/9/42	304,203
191,000	Altria Group, Inc., 4.50%, 5/2/43	203,687
175,000	Altria Group, Inc., 5.38%, 1/31/44	206,311
72,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	91,219
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	255,900
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	143,650
45,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 205.62(a)	46,912

		1,251,882

Trading Companies & Distributors (0.2%):
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	315,984
2,465,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	2,616,445
30,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 206(a)	29,400
30,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 204.62(a)	30,600
15,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 206.12(a)	15,450

		3,007,879

Wireless Telecommunication Services (0.4%):
1,155,000	Sprint Capital Corp., 8.75%, 3/15/32	1,732,500
1,265,000	Sprint Communications, Inc., 6.88%, 11/15/28	1,619,200
2,860,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	3,148,846
40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	42,450
45,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	46,974

Principal Amount		Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$430,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	$474,031
56,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	64,075
110,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	128,004

		7,256,080

Total Corporate Bonds (Cost $349,702,004)		355,572,641

Yankee Dollars (5.7%):
Aerospace & Defense (0.1%):
2,000,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 200(a)	2,055,000
10,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 11/8/21 @ 211.26(a)	10,388
40,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 11/8/21 @ 205(a)	40,850
55,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 207.12(a)	57,750
620,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 206^(a)	626,975

		2,790,963

Banks (1.6%):
585,000	Barclays plc, 4.38%, 1/12/26	651,436
2,543,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	2,669,339
2,377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	2,745,483
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 200(a)	210,903
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	587,220
205,000	HSBC Holdings plc, 4.25%, 3/14/24	218,210
1,000,000	HSBC Holdings plc, 4.95%, 3/31/30	1,188,455
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	216,032
5,779,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	6,468,077
3,200,000	Natwest Group plc, 5.13%, 5/28/24	3,519,488
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,710,767
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	593,837
2,625,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	2,903,909
680,000	Societe Generale SA, 1.04% (H15T1Y+150 bps), 6/18/25, Callable 6/18/24 @ 200^(a)	675,688
3,863,000	Societe Generale SA, 1.49% (H15T1Y+220 bps), 12/14/26, Callable 12/14/25 @ 200(a)	3,810,741
350,000	UniCredit SpA, 6.57%, 1/14/22(a)	355,707
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	201,433

		29,726,725

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Biotechnology (0.0%†):
$200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 204.76(a)	$204,190

Capital Markets (0.9%):
4,009,000	Credit Suisse Group AG, 2.59% (SOFR+312 bps), 9/11/25, Callable 9/11/24 @ 200(a)	4,142,780
2,514,000	Credit Suisse Group AG, 4.19% (SOFR+746 bps), 4/1/31, Callable 4/1/30 @ 200(a)	2,812,706
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	692,143
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	827,923
470,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	506,783
487,000	Deutsche Bank AG, 5.00%, 2/14/22	494,855
860,000	Deutsche Bank AG, 3.30%, 11/16/22	886,424
4,610,000	Deutsche Bank AG, 4.50%, 4/1/25	4,908,308
774,000	UBS Group AG, 1.49%, 8/10/27, Callable 8/10/26 @ 200(a)	765,751

		16,037,673

Chemicals (0.1%):
15,000	Consolidated Energy Finance SA, 3.87% (US0003M+750 bps), 6/15/22, Callable 10/19/21 @ 200(a)	14,982
25,000	Consolidated Energy Finance SA, 6.88%, 6/15/25(a)	25,850
350,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 10/19/21 @ 209.76(a)	362,250
510,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	551,437
230,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	248,975
255,000	Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44 @ 100	276,583
660,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 11/8/21 @ 205.76(a)	675,675
125,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 203.12(a)	125,156

		2,280,908

Containers & Packaging (0.0%†):
15,000	Intelligent Packaging, Ltd. Finco Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 206(a)	15,713
25,000	Intertape Polymer Group, Inc., 4.38%, 6/15/29, Callable 6/15/24 @ 204.38(a)	25,437
740,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 205.5(a)	774,225

		815,375

Diversified Consumer Services (0.1%):
33,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 204.62(a)	32,876

Principal Amount		Value
Yankee Dollars, continued
Diversified Consumer Services, continued
$980,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 207.12(a)	$1,004,500

		1,037,376

Diversified Financial Services (0.3%):
780,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 205(a)	741,000
1,050,000	Altice Financing SA, 5.75%, 8/15/29, Callable 8/15/24 @ 205.76(a)	1,013,250
1,601,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 206.88(a)	1,685,052
430,000	Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable 7/15/23 @ 205(a)	442,363
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	1,480,337
780,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 204.26(a)	774,150

		6,136,152

Diversified Telecommunication Services (0.1%):
1,155,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 212.18(a)	1,240,181
700,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 206(a)	665,000
470,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 205.12(a)	462,362
25,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 205.76(a)	26,188
55,000	Telecom Italia SpA, 6.00%, 9/30/34	61,600

		2,455,331

Energy Equipment & Services (0.0%†):
405,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 210.32(a)	402,975

Hotels, Restaurants & Leisure (0.0%†):
35,000	1011778 BC ULC New Red Finance, Inc., 5.75%, 4/15/25, Callable 4/15/22 @ 205.76(a)	36,750
525,000	1011778 BC ULC New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 204(a)	518,437
45,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 205.76^(a)	46,069
40,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 205.38(a)	40,700

		641,956

Insurance (0.2%):
1,414,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 200(a)	1,527,770
1,200,000	AIA Group, Ltd., 3.20%, 9/16/40, Callable 3/16/40 @ 200(a)	1,201,510
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+716 bps), 4/2/49, Callable 4/2/29 @ 200(a)	230,000

		2,959,280

Media (0.1%):
590,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 205.5(a)	609,912

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Media, continued
$335,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 205.12(a)	$344,213

		954,125

Metals & Mining (0.0%†):
500,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 10/19/21 @ 210.32(a)	520,000
35,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 206.88(a)	37,100
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 200(a)	5,262
85,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 11/8/21 @ 218^(a)	89,569

		651,931

Multi-Utilities (0.1%):
1,373,000	InterGen NV, 7.00%, 6/30/23, Callable 11/8/21 @ 200(a)	1,357,554

Oil, Gas & Consumable Fuels (1.3%):
1,100,000	Canadian Natural Resources, Ltd., 3.90%, 2/1/25, Callable 11/1/24 @ 100	1,186,625
1,028,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	1,297,850
2,502,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	2,774,092
335,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 10/19/21 @ 206.76(a)	342,537
510,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 11/8/21 @ 208.5(a)	532,950
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	153,534
1,135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	1,271,763
645,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 10/28/21 @ 200(a)	645,000
565,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 207.12(a)	593,250
2,500,000	Petroleos Mexicanos, 4.50%, 1/23/26	2,513,850
1,196,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	1,234,258
4,500,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100^	4,365,779
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,936,074
5,000,000	Petroleos Mexicanos, 6.35%, 2/12/48	4,213,035
336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	293,145
45,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 206.88(a)	45,675

		23,399,417

Pharmaceuticals (0.0%†):
295,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/8/21 @ 202.76(a)	299,425
127,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	126,206

Principal Amount		Value
Yankee Dollars, continued
Pharmaceuticals, continued
$313,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 11/8/21 @ 204.08(a)	$318,869

		744,500

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 203.88(a)	61,425

Sovereign Bond (0.5%):
300,000	Abu Dhabi Government International Bond, 3.13%, 4/16/30(a)	325,688
300,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	342,520
37,622	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 11/8/21 @ 100	13,770
342,505	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 11/8/21 @ 100	118,592
627,494	Argentine Republic Government International Bond, 0.12%, 7/9/35, Callable 11/8/21 @ 100	201,426
300,000	Corp. Andina de Fomento, 2.38%, 5/12/23	307,865
900,000	Dominican Republic, 5.50%, 1/27/25(a)	983,250
3,150,000	Dominican Republic, 6.00%, 7/19/28(a)	3,559,500
375,000	Indonesia Government International Bond, 3.85%, 10/15/30	418,135
375,000	Indonesia Government International Bond, 4.20%, 10/15/50	414,808
200,000	Qatar Government International Bond, 3.40%, 4/16/25(a)	215,581
350,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	394,400
350,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	425,263
200,000	Saudi Government International Bond, 2.90%, 10/22/25(a)	212,879
200,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	214,138
200,000	Saudi Government International Bond, 4.50%, 4/22/60^(a)	238,257

		8,386,072

Tobacco (0.0%†):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 200(a)	471,279

Trading Companies & Distributors (0.2%):
2,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	2,288,761
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	345,286
151,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	175,237
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	177,814

		2,987,098

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Wireless Telecommunication Services (0.1%):
$330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	$356,400
450,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 206.26(a)	491,625
295,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 204.5(a)	306,800

		1,154,825

Total Yankee Dollars (Cost $105,425,707)		105,657,130

Municipal Bonds (0.3%):
California (0.0%†):
140,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	235,419
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	15,995

		251,414

Illinois (0.2%):
63,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	67,048
3,235,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	3,767,157

		3,834,205

New Jersey (0.1%):
339,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	433,130

Total Municipal Bonds (Cost $3,804,218)		4,518,749

U.S. Government Agency Mortgages (7.5%):
Government National Mortgage Association (2.2%)
22,894	4.00%, 10/20/40, Pool #G24833	25,196
68,963	4.00%, 1/20/41, Pool #4922	75,908
67,473	4.00%, 8/15/41, Pool #430354	74,232
777,782	4.00%, 1/20/42, Pool #5280	851,796
104,101	4.00%, 11/20/42, Pool #MA0535	114,021
244,666	3.00%, 12/20/42, Pool #AA5872	256,868
1,740,807	3.50%, 1/20/43, Pool #MA0699	1,865,394
29,901	3.50%, 3/20/43, Pool #AD8884	32,530
65,678	3.00%, 3/20/43, Pool #AD8812	71,424
152,402	3.00%, 3/20/43, Pool #AA6146	167,282
11,627	3.50%, 4/20/43, Pool #AB9891	12,643
31,368	3.50%, 4/20/43, Pool #AD9075	34,131
74,775	4.00%, 5/20/46, Pool #MA3664	80,930
366,493	3.00%, 12/20/46, Pool #MA4126	386,846
83,971	4.00%, 1/15/47, Pool #AX5857	90,857
43,561	4.00%, 1/15/47, Pool #AX5831	47,133
522,167	3.00%, 1/20/47, Pool #MA4195	550,946
235,155	4.00%, 3/20/47, Pool #MA4322	252,835
41,579	4.00%, 4/20/47, Pool #MA4383	44,705
111,180	4.00%, 4/20/47, Pool #784303	118,186
115,400	4.00%, 4/20/47, Pool #784304	122,630
43,977	4.00%, 5/20/47, Pool #MA4452	47,469
28,092	3.50%, 2/20/48, Pool #MA5019	29,793
23,430	4.00%, 4/20/48, Pool #BG7744	25,358
25,827	4.00%, 4/20/48, Pool #BG3507	27,952
4,787	3.50%, 12/20/49, Pool #BR8984	5,082
11,347	3.50%, 12/20/49, Pool #BR8985	12,085
5,400	3.50%, 12/20/49, Pool #BR8987	5,876
52,552	3.00%, 4/20/50, Pool #MA6599	54,946
396,028	3.50%, 4/20/50, Pool #MA6600	416,461

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$10,250,000	3.50%, 10/20/50, TBA	$10,775,312
2,805,825	3.50%, 11/20/50, Pool #MA6997	2,953,989
240,946	2.50%, 3/20/51, Pool #MA7255	248,846
1,370,281	2.50%, 4/20/51, Pool #MA7312	1,415,247
1,944,147	3.00%, 5/20/51, Pool #MA7368	2,037,092
1,017,868	3.00%, 6/20/51, Pool #MA7419	1,066,891
950,000	3.00%, 10/20/51, TBA	992,156
4,150,000	2.00%, 10/20/51, TBA	4,205,766
2,375,000	2.50%, 10/20/51, TBA	2,449,961
4,700,000	2.00%, 11/20/51, TBA	4,755,078
1,350,000	2.50%, 11/20/51, TBA	1,390,236
1,650,000	3.50%, 11/20/51, TBA	1,735,207

		39,927,296

Federal Home Loan Mortgage Corporation (0.9%)
36,748	2.50%, 6/1/31, Pool #J34501	38,540
29,265	2.50%, 6/1/31, Pool #G18604	30,571
47,611	2.50%, 7/1/31, Pool #V61246	49,930
84,406	2.50%, 8/1/31, Pool #V61273	88,803
224,738	3.50%, 3/1/32, Pool #C91403	239,995
644,735	3.50%, 7/1/32, Pool #C91467	688,479
176,159	2.50%, 12/1/32, Pool #G18669	183,896
42,864	2.50%, 3/1/33, Pool #G18680	44,685
25,861	3.00%, 4/1/33, Pool #K90336	27,486
174,387	3.00%, 4/1/33, Pool #G18684	183,698
54,943	3.00%, 5/1/33, Pool #G16550	57,906
29,437	3.00%, 6/1/33, Pool #K90684	31,271
65,197	3.00%, 6/1/33, Pool #K90632	69,301
43,640	3.00%, 6/1/33, Pool #K90806	46,366
27,596	3.00%, 6/1/33, Pool #C91709	29,331
133,277	2.50%, 7/1/33, Pool #G16661	139,173
129,024	3.00%, 7/1/33, Pool #C91714	137,159
37,693	3.00%, 4/1/34, Pool #G16829	39,757
192,686	3.50%, 10/1/34, Pool #C91793	207,181
505,977	4.00%, 5/1/37, Pool #C91938	551,654
222,485	4.00%, 11/1/40, Pool #A95150	240,507
593,011	3.50%, 1/1/44, Pool #G07922	652,088
299,613	3.50%, 1/1/44, Pool #G60271	328,345
83,215	4.00%, 2/1/45, Pool #G07949	92,222
70,494	3.50%, 11/1/45, Pool #Q37467	76,776
21,139	4.00%, 4/1/46, Pool #V82292	23,148
7,160	4.00%, 4/1/46, Pool #Q39975	7,867
144,866	3.50%, 9/1/46, Pool #Q43257	158,733
226,898	3.00%, 12/1/46, Pool #G60989	242,010
9,475	4.50%, 12/1/46, Pool #Q45028	10,618
9,661	4.50%, 1/1/47, Pool #Q45635	10,824
15,835	4.50%, 2/1/47, Pool #Q46222	17,500
14,022	4.50%, 5/1/47, Pool #Q47942	15,489
38,201	4.50%, 5/1/47, Pool #Q48095	42,198
32,604	4.50%, 5/1/47, Pool #Q47935	36,015
49,027	4.50%, 6/1/47, Pool #Q48759	54,156
312,909	4.00%, 6/1/47, Pool #Q48877	343,766
30,160	4.50%, 7/1/47, Pool #Q49393	33,316
115,049	4.50%, 12/1/47, Pool #Q53017	126,250
12,096	4.00%, 2/1/48, Pool #Q54499	13,190
32,515	4.00%, 2/1/48, Pool #G61343	35,416
49,608	4.50%, 4/1/48, Pool #Q55660	54,929
61,684	4.50%, 4/1/48, Pool #Q55724	68,300
63,525	4.50%, 4/1/48, Pool #Q55500	70,443
146,206	4.00%, 5/1/48, Pool #Q55992	159,213
76,149	4.50%, 5/1/48, Pool #Q55839	84,318
203,130	4.00%, 6/1/48, Pool #G67713	223,150
63,574	4.00%, 7/1/48, Pool #Q59935	70,078
35,333	4.50%, 10/1/48, Pool #G67716	39,452
987,467	4.50%, 7/1/49, Pool #RA1171	1,097,822
7,694	3.00%, 10/1/49, Pool #QA3907	8,097

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$12,384	3.00%, 11/1/49, Pool #QA4483	$13,033
12,449	3.00%, 12/1/49, Pool #QA5521	13,131
32,604	3.00%, 12/1/49, Pool #QA5154	34,317
394,269	2.00%, 6/1/50, Pool #RA2677	397,615
532,483	2.50%, 11/1/50, Pool #SD7530	554,283
2,593,157	2.50%, 2/1/51, Pool #SD7535	2,703,808
1,480,236	2.00%, 5/1/51, Pool #SD7541	1,495,610
49,163	2.00%, 5/1/51, Pool #QC1514	49,583
2,460,690	2.50%, 5/1/51, Pool #SD7540	2,566,198
396,075	2.50%, 7/1/51, Pool #RA5574	410,665
29,343	2.00%, 7/1/51, Pool #QC4163	29,594
1,097,834	2.50%, 8/1/51, Pool #QC5848	1,132,747
749,823	2.00%, 10/1/51, Pool #RA6076	755,052

		17,477,054

Federal National Mortgage Association (4.4%)
44,877	2.50%, 5/1/31, Pool #BC0919	47,035
62,332	2.50%, 8/1/31, Pool #BC2778	65,321
43,510	2.50%, 10/1/31, Pool #AS8010	45,628
322,237	2.50%, 1/1/32, Pool #BE3032	336,672
186,649	3.00%, 9/1/32, Pool #BM5110	197,385
51,539	2.50%, 9/1/32, Pool #MA3124	53,801
26,247	3.00%, 3/1/33, Pool #BM4614	27,869
26,812	3.00%, 5/1/33, Pool #AT3000	28,508
25,398	3.00%, 6/1/33, Pool #AT6090	26,992
119,326	3.00%, 7/1/33, Pool #MA1490	126,804
430,631	6.00%, 5/1/36, Pool #745512	507,905
2,200,000	2.00%, 10/25/36, TBA	2,264,625
2,400,000	1.50%, 10/25/36, TBA	2,422,125
16,599	3.50%, 12/1/40, Pool #AH1556	18,015
44,422	4.00%, 10/1/43, Pool #BM1167	49,633
264,452	4.50%, 3/1/44, Pool #AV0957	288,587
247,665	4.50%, 7/1/44, Pool #AS3062	272,934
265,843	4.50%, 12/1/44, Pool #AS4176	295,730
126,245	4.00%, 5/1/45, Pool #AZ1207	138,227
159,500	4.00%, 6/1/45, Pool #AY8096	174,417
110,854	4.00%, 6/1/45, Pool #AY8126	121,374
306,493	3.50%, 7/1/45, Pool #AZ0814	333,594
219,985	3.50%, 8/1/45, Pool #AY8424	239,840
32,826	4.00%, 12/1/45, Pool #AS6352	35,533
125,501	4.50%, 12/1/45, Pool #BA6997	136,566
10,258	4.50%, 1/1/46, Pool #AY3890	11,133
100,528	4.00%, 2/1/46, Pool #BC1578	108,299
4,261	4.50%, 3/1/46, Pool #BC0287	4,775
26,127	4.00%, 4/1/46, Pool #AS7024	28,727
311,985	4.00%, 4/1/46, Pool #AL8468	347,828
222,429	4.00%, 6/1/46, Pool #AL9282	239,623
53,491	4.50%, 6/1/46, Pool #BD1238	58,883
121,069	4.00%, 7/1/46, Pool #BC1443	133,343
127,748	4.00%, 9/1/46, Pool #BC2843	140,680
26,892	4.00%, 9/1/46, Pool #BD1489	28,971
17,864	4.00%, 10/1/46, Pool #BD7599	19,245
109,099	3.50%, 10/1/46, Pool #AL9285	117,350
115,879	4.00%, 10/1/46, Pool #BC4754	127,672
57,538	4.50%, 10/1/46, Pool #BE1671	62,849
52,445	4.50%, 11/1/46, Pool #BE2386	58,817
7,857	4.50%, 12/1/46, Pool #BC9079	8,803
103,233	4.50%, 12/1/46, Pool #BE4488	115,781
324,755	3.50%, 12/1/46, Pool #BC9077	353,193
36,598	4.50%, 1/1/47, Pool #BE7087	40,355
30,869	4.50%, 1/1/47, Pool #BE6506	34,392
48,516	4.50%, 2/1/47, Pool #BE8498	54,059
469,668	4.00%, 2/1/47, Pool #AL9779	519,555
60,565	4.00%, 5/1/47, Pool #BM1277	66,682
19,557	4.50%, 6/1/47, Pool #BH0561	21,463
7,436	4.00%, 6/1/47, Pool #BH4269	8,186

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$11,531	4.50%, 6/1/47, Pool #BE9387	$12,721
67,045	4.50%, 6/1/47, Pool #BE3663	73,940
61,537	4.50%, 7/1/47, Pool #BE3749	67,845
35,089	4.00%, 7/1/47, Pool #AS9968	38,628
33,974	4.50%, 4/1/48, Pool #BJ5454	37,259
65,377	4.00%, 4/1/48, Pool #BM3700	71,972
12,395	4.50%, 5/1/48, Pool #BJ5507	13,575
368,424	4.50%, 10/1/48, Pool #CA2432	403,126
83,835	4.50%, 10/25/48, Pool #BM4548	93,286
410,108	4.50%, 12/1/48, Pool #CA2797	458,046
245,969	4.50%, 9/1/49, Pool #FM1534	273,235
11,084	3.00%, 11/1/49, Pool #BO8254	11,664
345,808	4.00%, 11/1/49, Pool #CA4628	379,624
55,840	3.50%, 11/1/49, Pool #CA4557	60,043
233,007	3.00%, 2/1/50, Pool #CA5126	246,068
144,335	2.00%, 7/1/50, Pool #CA6275	144,709
98,352	2.00%, 7/1/50, Pool #FM3897	99,188
420,931	2.50%, 8/1/50, Pool #SD0430	436,263
3,599,876	3.50%, 8/1/50, Pool #FM7147	3,871,583
183,931	2.50%, 10/1/50, Pool #CA7229	191,807
148,809	2.00%, 10/1/50, Pool #CA7323	150,722
98,801	2.00%, 11/1/50, Pool #C47616	99,058
887,897	2.50%, 2/1/51, Pool #CA8950	920,708
98,735	2.00%, 5/1/51, Pool #FM7750	99,577
46,733	2.00%, 7/1/51, Pool #BT1835	47,132
22,473	2.00%, 7/1/51, Pool #BT1461	22,665
48,988	2.00%, 7/1/51, Pool #BQ1010	49,315
547,156	2.50%, 8/1/51, Pool #CB1384	567,517
700,066	2.00%, 10/1/51, Pool #CB1801	706,250
527,333	2.00%, 10/1/51, Pool #CB1799	533,636
2,350,000	1.50%, 10/25/51, TBA	2,280,602
3,575,000	2.50%, 10/25/51, TBA	3,683,367
15,800,000	3.00%, 10/25/51, TBA	16,525,813
9,150,000	2.00%, 10/25/51, TBA	9,167,156
15,725,000	3.50%, 10/25/51, TBA	16,634,102
3,925,000	2.50%, 11/25/51, TBA	4,036,157
650,000	1.50%, 11/25/51, TBA	629,992
8,300,000	2.00%, 11/25/51, TBA	8,300,000

		82,404,135

Total U.S. Government Agency Mortgages (Cost $139,254,885)		139,808,485

U.S. Treasury Obligations (19.5%):
U.S. Treasury Notes (13.2%)
75,000,000	0.13%, 5/31/23	74,871,094
900,000	2.50%, 1/31/24	944,719
584,000	0.25%, 5/15/24	581,080
12,859,000	0.25%, 7/31/25	12,609,857
2,190,000	0.38%, 12/31/25	2,145,173
5,588,000	2.50%, 2/28/26	5,979,160
6,505,000	0.75%, 3/31/26	6,458,245
3,000,000	0.75%, 4/30/26	2,975,625
85,000,000	0.75%, 5/31/26	84,242,969
32,355,200	1.25%, 5/31/28	32,289,478
24,342,000	1.25%, 8/15/31	23,725,843

		246,823,243

U.S. Treasury Bonds (4.8%)
1,605,300	3.00%, 2/15/47	1,897,515
19,989,600	2.38%, 5/15/51	21,273,307
66,722,000	2.00%, 8/15/51	65,377,135

		88,547,957

U.S. Treasury Inflation Index Bonds (0.5%)
2,349,597	0.75%, 2/15/45	2,877,994

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Bonds, continued
$88,589	1.00%, 2/15/46	$114,865
835,250	1.00%, 2/15/49	1,113,667
5,318,371	0.13%, 2/15/51	5,798,740

		9,905,266

U.S. Treasury Inflation Index Notes (1.0%)
399,977	0.88%, 1/15/29	461,797
1,013,755	0.25%, 7/15/29	1,126,714
15,728,550	0.13%, 1/15/31	17,245,218

		18,833,729

Total U.S. Treasury Obligations (Cost $365,883,467)		364,110,195

Short-Term Security Held as Collateral for Securities on Loan (0.5%):
9,420,677	BlackRock Liquidity FedFund, Institutional Class , 0.03%(f)(g)	9,420,677

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $9,420,677)		9,420,677

Shares		Value
Unaffiliated Investment Company (8.7%):

Money Markets (8.7%):
161,575,178	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(g)	161,575,178

Total Unaffiliated Investment Company (Cost $161,575,178)		161,575,178

Total Investment Securities (Cost $1,917,353,558) - 106.1%		1,976,371,850
Net other assets (liabilities) - (6.1)%		(111,979,891)

Net Assets - 100.0%		$1,864,391,959

Percentages indicated are based on net assets as of September 30, 2021.

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $9,098,462.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2021.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.01% of the net assets of the fund.

(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(g)	The rate represents the effective yield at September 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	127	$27,290,713	$(280,882)

				$(280,882)

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (0.1%):
Diversified Telecommunication Services (0.0%†):
1,287	Frontier Communications Parent, Inc.*	$35,869

Oil, Gas & Consumable Fuels (0.1%):
22	Amplify Energy Corp.*	117
2,649	Denbury, Inc.*	186,092
5,889	Sanchez Energy Corp.*	202,805

		389,014

Semiconductors & Semiconductor Equipment (0.0%†):
698	Micron Technology, Inc.	49,544

Total Common Stocks (Cost $188,958)		474,427

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
1,400	PG&E Corp., 8/16/23	133,840

Total Preferred Stock (Cost $164,354)		133,840

Contracts		Value
Warrant (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
95	California Resources Corp., 10/27/24	1,140

Total Warrant (Cost $–)		1,140

Principal Amount		Value
Asset Backed Securities (2.1%):
$404,520	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	393,518
227,695	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	225,070
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	177,330
258,547	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	257,155
213,511	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	210,184
1,369,170	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	1,255,453
104,167	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	104,110
493,802	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(a)	494,052
578,642	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	579,472
418,773	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	417,624
218,160	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(a)	225,333
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	178,428
392,895	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	392,890
542,801	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(a)	546,175

Principal Amount		Value
Asset Backed Securities, continued
$552,945	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	$584,638
329,065	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	330,422
205,447	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	205,538
219,715	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	220,242
331,103	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	336,307
376,885	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	373,620
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	205,094
364,069	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	360,986
537,250	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	533,957
549,528	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	544,281
373,748	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	376,317

Total Asset Backed Securities (Cost $9,710,513)		9,528,196

Collateralized Mortgage Obligations (7.4%):
280,000	AIMCO CLO 11, Ltd., Class A, Series 2020-11A, 1.51%(US0003M+138bps), 10/15/31, Callable 10/15/21 @ 100(a)	280,073
440,000	Aimco CLO 12, Ltd., Class A, Series 2020-12A, 1.34%(US0003M+121bps), 1/17/32, Callable 1/17/22 @ 100(a)	439,999
460,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A, 1.19%(US0003M+99bps), 4/20/34, Callable 4/20/23 @ 100(a)	459,657
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 1.46%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(a)	250,240
273,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 1.29%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(a)	273,196

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$393,000	Ares CLO, Ltd., Class A, Series 2019-54A, 1.45%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(a)	$393,053
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A, 1.38%(US0003M+125bps), 4/17/33, Callable 10/17/21 @ 100(a)	250,137
342,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A, 1.26%(US0003M+113bps), 7/15/34, Callable 7/15/23 @ 100(a)	342,368
360,000	Ares LVIII CLO, Ltd., Class A, Series 2020-58A, 1.35%(US0003M+122bps), 1/15/33, Callable 1/15/22 @ 100(a)	360,296
387,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 1.20%(US0003M+107bps), 4/15/34, Callable 4/15/23 @ 100(a)	387,179
340,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2020-JGDN, 2.83%(US0001M+275bps), 11/15/25(a)	344,716
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	282,268
100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(a)	99,320
43,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 9/15/29 @ 100	45,617
250,000	Barings CLO, Ltd., Class AR, Series 2020-1A(US0003M+115bps), 10/15/36(a)	250,000
440,000	Barings CLO, Ltd., Class A, Series 2020-4A, 1.35%(US0003M+122bps), 1/20/32, Callable 1/20/22 @ 100(a)	440,054
443,000	Barings CLO, Ltd., Class A1, Series 2020-1A, 1.53%(US0003M+140bps), 10/15/32, Callable 10/15/21 @ 100(a)	443,000
272,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 1.46%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(a)	272,323
49,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(b)	55,824
331,000	Bethpage Park CLO, Ltd., Class A, Series 2021-1A(US0003M+113bps), 1/15/35(a)	331,000

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$201,000	BFLD Trust, Class A, Series 2020-OBRK, 2.13%(US0001M+205bps), 11/15/22(a)	$202,988
461,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 1.12%(US0003M+99bps), 4/15/29, Callable 10/15/21 @ 100(a)	460,246
494,855	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 1.88%(US0001M+180bps), 10/15/36(a)	495,300
248,311	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.33%(US0001M+125bps), 10/15/36(a)	248,460
256,204	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.33%(US0001M+125bps), 12/15/29(a)	256,121
197,942	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.16%(US0001M+108bps), 10/15/36(a)	198,061
195,378	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 1.68%(US0001M+160bps), 12/15/29(a)	195,316
165,887	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.20%(US0001M+112bps), 12/15/29(a)	165,834
284,514	BX Commercial Mortgage Trust, Class A, Series 2020-FOX, 1.08%(US0001M+100bps), 11/15/32(a)	284,631
573,232	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.88%(US0001M+80bps), 12/15/29(a)	573,783
352,584	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.53%(US0001M+145bps), 10/15/36(a)	352,901
140,824	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 2.71%(US0001M+263bps), 9/15/37(a)	119,024
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.08%(US0001M+100bps), 4/15/34(a)	400,000
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.38%(US0001M+130bps), 4/15/34(a)	265,840
146,300	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 1.88%(US0001M+180bps), 11/15/35(a)	146,329
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 1.98%(US0001M+190bps), 4/15/34(a)	183,847

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$209,202	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.08%(US0001M+100bps), 12/15/29(a)	$209,135
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 1.68%(US0001M+160bps), 4/15/34(a)	175,452
283,374	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 6/25/22 @ 100(a)(b)	283,464
346,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 1.47%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(a)	346,000
336,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A, 1.18%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	336,366
264,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019-10A(US0003M+110bps), 10/20/32(a)	264,000
250,000	Cedar Funding XII CLO, Ltd., Class A, Series 2020-12A, 1.40%(US0003M+127bps), 10/25/32, Callable 10/25/21 @ 100(a)	250,022
622,457	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.20%(US0001M+112bps), 6/15/34(a)	622,456
122,109	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.58%(US0001M+150bps), 6/15/34(a)	121,978
137,993	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 1.83%(US0001M+175bps), 6/15/34(a)	137,646
100,000	CIM Retail Portfolio Trust, Class B, Series 2021-RETL, 1.98%(US0001M+190bps), 8/15/36(a)	99,997
100,000	CIM Retail Portfolio Trust, Class C, Series 2021-RETL, 2.38%(US0001M+230bps), 8/15/36(a)	99,994
100,000	CIM Retail Portfolio Trust, Class D, Series 2021-RETL, 3.13%(US0001M+305bps), 8/15/36(a)	99,989
291,000	CIM Retail Portfolio Trust, Class A, Series 2021-RETL, 1.48%(US0001M+140bps), 8/15/36(a)	291,416
370,000	Columbia Cent CLO 29, Ltd., Class A1N, Series 2020-29A, 1.83%(US0003M+170bps), 7/20/31, Callable 1/20/22 @ 100(a)	370,814

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$580,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 1.44%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(a)	$580,720
440,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 1.33%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(a)	439,510
83,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 6/15/24 @ 100	89,110
205,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.31%(US0001M+123bps), 5/15/36(a)	205,107
119,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	121,866
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	321,576
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	103,197
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 2.33%(US0001M+225bps), 12/15/30(a)	1,377,551
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	102,254
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	128,846
500,000	Dryden 76 CLO, Ltd., Class A1, Series 2019-76A, 1.46%(US0003M+133bps), 10/20/32, Callable 10/20/21 @ 100(a)	500,135
250,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 1.35%(US0003M+122bps), 1/18/32, Callable 1/18/22 @ 100(a)	250,136
276,000	Dryden 85 CLO, Ltd., Class AR, Series 2020-85A(US0003M+115bps), 10/15/35(a)	276,000
323,000	Dryden 85 CLO, Ltd., Class A1, Series 2020-85A, 1.48%(US0003M+135bps), 10/15/32, Callable 10/15/21 @ 100(a)	323,000
300,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 1.31%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(a)	300,248
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 1.38%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(a)	250,616
460,000	Eaton Vance CLO, Ltd., Class A1, Series 2020-2A, 1.50%(US0003M+137bps), 10/15/32, Callable 1/15/22 @ 100(a)	460,377

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$213,887	Extended Stay America Trust, Class A, Series 2021-ESH, 1.16%(US0001M+108bps), 7/15/38(a)	$214,486
134,301	Extended Stay America Trust, Class D, Series 2021-ESH, 2.33%(US0001M+225bps), 7/15/38(a)	135,475
99,482	Extended Stay America Trust, Class C, Series 2021-ESH, 1.78%(US0001M+170bps), 7/15/38(a)	100,163
121,369	Extended Stay America Trust, Class B, Series 2021-ESH, 1.46%(US0001M+138bps), 7/15/38(a)	121,899
430,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 1.43%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(a)	430,640
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 1.26%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(a)	250,233
438,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 1.44%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(a)	438,000
264,000	GS Mortgage Securities Corp. Trust, Class A, Series 2021-IP, 1.05%(US0001M+95bps), 10/15/36(a)	264,000
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 1.25%(US0001M+115bps), 10/15/36(a)	100,000
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	137,447
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	101,631
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	66,093
395,000	Life Mortgage Trust, Class A, Series 2021-BMR, 0.78%(US0001M+70bps), 3/15/38(a)	395,352
100,000	Life Mortgage Trust, Class C, Series 2021-BMR, 1.18%(US0001M+110bps), 3/15/38(a)	100,088
100,000	Life Mortgage Trust, Class D, Series 2021-BMR, 1.48%(US0001M+140bps), 3/15/38(a)	100,044
100,000	Life Mortgage Trust, Class B, Series 2021-BMR, 0.96%(US0001M+88bps), 3/15/38(a)	100,088

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$100,000	Life Mortgage Trust, Class E, Series 2021-BMR, 1.83%(US0001M+175bps), 3/15/38(a)	$100,043
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 1.34%(US0003M+121bps), 1/15/32, Callable 1/15/22 @ 100(a)	250,190
460,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 1.34%(US0003M+114bps), 4/19/34, Callable 4/19/23 @ 100(a)	461,143
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A, 1.25%(US0003M+112bps), 7/15/34, Callable 7/15/23 @ 100(a)	250,345
279,850	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.06%(US0003M+92bps), 1/22/28, Callable 10/22/21 @ 100(a)	279,924
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 1.46%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(a)	250,396
325,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 1.15%(US0003M+102bps), 4/20/34, Callable 4/20/22 @ 100(a)	324,762
400,000	Magnetite Xxix, Ltd., Class A, Series 2021-29A, 1.12%(US0003M+99bps), 1/15/34, Callable 1/15/22 @ 100(a)	400,024
250,000	Magnetite XXVII, Ltd., Class AR, Series 2020-27A, 1.27%(US0003M+114bps), 10/20/34(a)	250,051
590,000	Magnetite, Ltd., Class A, Series 24, 1.46%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(a)	590,304
464,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 1.20%(US0003M+107bps), 10/20/30, Callable 10/20/21 @ 100(a)	464,012
86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	88,165
82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.28%, 11/10/36, Callable 11/10/24 @ 100(a)(b)	82,967
361,287	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.33%(US0001M+125bps), 6/15/35(a)	362,299

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$200,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 12/15/28 @ 100	$229,176
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(a)	618,635
870,944	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.58%(US0001M+150bps), 6/15/35(a)	870,944
250,000	Peace Park CLO, Ltd., Class A, Series 2021-1A, 1.27%(US0003M+113bps), 10/20/34(a)	250,012
209,615	Prima Capital CRE Securitization, Class A, Series 2021-9A, 1.54%(US0001M+145bps), 12/15/37(a)	209,615
470,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A(US0003M+112bps), 4/20/34(a)	470,511
260,000	Symphony CLO XXIII, Ltd., Class A, Series 2020-23A, 1.45%(US0003M+132bps), 1/15/34, Callable 1/15/22 @ 100(a)	260,181
350,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 1.21%(US0003M+108bps), 4/20/33, Callable 4/20/22 @ 100(a)	349,726
304,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A, 1.13%(US0003M+100bps), 1/20/29, Callable 10/20/21 @ 100(a)	304,157
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(a)	20,059
370,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(a)	368,246
250,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 1.25%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(a)	250,040
444,000	Voya CLO, Ltd., Class AR, Series 2020-3A(US0003M+115bps), 10/20/34(a)	444,000
250,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 1.26%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(a)	250,089
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 1.40%(US0003M+127bps), 7/20/32, Callable 10/20/21 @ 100(a)	516,024

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$570,000	Voya CLO, Ltd., Class A1, Series 2020-3A, 1.43%(US0003M+130bps), 10/20/31, Callable 10/20/21 @ 100(a)	$570,000
234,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	269,488
261,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 1.28%(US0001M+120bps), 5/15/31(a)	261,816

Total Collateralized Mortgage Obligations (Cost $33,723,435)		33,810,962

Convertible Bonds (0.2%):
Entertainment (0.0%†):
37,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	42,618

Hotels, Restaurants & Leisure (0.1%):
54,000	Booking Holdings, Inc., 0.75%, 5/1/25^	79,564
40,000	Vail Resorts, Inc., 0.00%, 1/1/26^(a)	42,553

		122,117

Leisure Products (0.0%†):
28,000	Callaway Golf Co., 2.75%, 5/1/26	48,919

Oil, Gas & Consumable Fuels (0.1%):
74,153	Mesquite Energy, Inc., 15.00%, 7/15/23(d)	240,256
43,500	Mesquite Energy, Inc., 15.00%, 7/15/23(d)	155,295

		395,551

Professional Services (0.0%†):
23,000	FTI Consulting, Inc., 2.00%, 8/15/23	32,503
33,000	KBR, Inc., 2.50%, 11/1/23	52,997

		85,500

Semiconductors & Semiconductor Equipment (0.0%†):
13,000	ON Semiconductor Corp., 1.63%, 10/15/23	29,787

Total Convertible Bonds (Cost $404,038)		724,492

Bank Loans (0.1%):
Chemicals (0.0%†):
25,000	Consolidated Energy Term Loan, 0.00%, 12/31/99	24,375
10,000	Diversey Term B, 0.00%, 9/14/28	10,007

		34,382

Construction & Engineering (0.0%†):
1,732	DG Investment Intermediate Holdings 2, Inc., 0.00%, 3/17/28	1,738
8,268	DG Investment Intermediate Holdings 2, Inc., 0.00%, 3/31/28	8,296
50,000	DG Investment Intermediate Holdings 2, Inc., 0.00%, 3/18/29	50,250

		60,284

Diversified Financial Services (0.1%):
195,130	Intelsat Jackson Holdings S.A., 0.00%, 7/13/22	196,267

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Bank Loans, continued
Diversified Financial Services, continued
$15,000	Intelsat Jackson Holdings S.A., 0.00%, 1/2/24	$15,216

		211,483

Hotels, Restaurants & Leisure (0.0%†):
110,000	City Football Group, Ltd., 4.00%, 7/9/28, Callable 11/10/21 @ 101	109,450
76,242	Diamond Sports Group, LLC, 0.00%, 8/24/26, Callable 11/10/21 @ 100	47,322

		156,772

Software (0.0%†):
6,771	Ion Analytics, Inc., 0.00%, 2/4/28	6,789
84,364	Ultimate Software Group, Inc. (The), 0.04%, 5/3/26, Callable 11/10/21 @ 100	84,483

		91,272

Total Bank Loans (Cost $543,833)		554,193

Corporate Bonds (32.2%):
Aerospace & Defense (0.6%):
214,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	245,802
214,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	250,199
200,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	254,417
200,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	265,805
210,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	285,884
125,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(a)	128,125
170,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(a)	174,250
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	6,225
65,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)	66,950
60,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 11/8/21 @ 105.16	63,075
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 11/8/21 @ 103.19	62,025
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	57,750
610,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	628,300
115,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44	115,000

		2,603,807

Air Freight & Logistics (0.1%):
100,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(a)	103,625
205,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13(a)	215,250

		318,875

Automobiles (0.2%):
55,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(a)	56,375
105,000	Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(a)	109,200

Principal Amount		Value
Corporate Bonds, continued
Automobiles, continued
$354,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(a)	$359,680
309,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(a)	321,110

		846,365

Banks (2.5%):
656,000	Bank of America Corp., 4.20%, 8/26/24, MTN	716,749
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	666,931
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	143,140
930,000	Bank of America Corp., 2.30%, 7/21/32, Callable 7/21/31 @ 100	912,718
100,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	104,500
245,000	CIT Group, Inc., 6.13%, 3/9/28	296,144
1,090,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	1,123,213
393,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	418,173
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,848,409
200,000	Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	201,223
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,252,349
267,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	276,807
296,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	307,766
938,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	1,092,313

		11,360,435

Beverages (0.6%):
500,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	547,713
220,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	254,841
500,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	594,230
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	629,351
523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	741,449
30,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(a)	30,525

		2,798,109

Biotechnology (0.3%):
1,489,000	AbbVie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,503,893

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Building Products (0.1%):
$255,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	$264,881
15,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(a)	15,375

		280,256

Capital Markets (2.1%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	305,302
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	618,269
706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	755,420
751,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	802,774
140,000	Coinbase Global, Inc., 3.38%, 10/1/28, Callable 10/1/24 @ 101.69(a)	135,100
140,000	Coinbase Global, Inc., 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(a)	133,700
1,140,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	1,267,188
510,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32, Callable 7/21/31 @ 100	503,740
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	276,970
70,000	HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(a)	71,050
25,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(a)	25,625
25,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(a)	25,781
2,124,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	2,229,034
632,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	697,200
45,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(a)	45,337
190,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 8/1/22 @ 108.06(a)	207,474
200,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(a)	196,500
457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	521,354
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	653,774
20,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(a)	20,700
50,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(a)	53,250

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$80,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)	$76,400

		9,621,942

Chemicals (0.4%):
165,000	CF Industries, Inc., 5.15%, 3/15/34	201,712
16,000	CF Industries, Inc., 4.95%, 6/1/43	19,260
259,000	CF Industries, Inc., 5.38%, 3/15/44	328,930
170,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	182,750
355,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(a)	371,863
25,000	Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31(a)	25,375
125,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	132,812
60,000	Scotts Miracle-GRO Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 102.19(a)	60,300
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	36,181
135,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(a)	133,650
80,000	WR Grace Holdings LLC, 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(a)	82,067
55,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(a)	56,788

		1,631,688

Commercial Services & Supplies (0.1%):
55,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(a)	54,519
165,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(a)	169,950
35,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 102.5(a)	35,831
35,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44(a)	36,837
70,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63^(a)	73,675
120,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(a)	120,750

		491,562

Communications Equipment (0.0%†):
90,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(a)	90,113
115,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(a)	115,000

		205,113

Construction & Engineering (0.2%):
40,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(a)	40,500
280,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 11/8/21 @ 104.25(a)	280,000
105,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(a)	105,131

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Construction & Engineering, continued
$80,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(a)	$81,600
35,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63(a)	36,225
235,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(a)	239,406

		782,862

Consumer Finance (2.7%):
578,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	600,166
130,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	131,960
148,000	Ally Financial, Inc., 5.13%, 9/30/24	165,601
330,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	379,504
505,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	577,425
200,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	210,279
462,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	477,610
833,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	920,019
636,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	708,294
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	266,123
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,026,225
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	428,868
355,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	395,660
110,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	116,868
215,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	223,770
496,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	501,586
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	541,781
1,490,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,566,574
80,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	86,799
240,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	268,868
200,000	General Motors Acceptance Corp., 8.00%, 11/1/31	288,387
175,000	OneMain Finance Corp., 6.88%, 3/15/25	196,656
110,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	109,450
100,000	OneMain Finance Corp., 3.88%, 9/15/28, Callable 9/15/24 @ 101.94	99,500

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$170,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	$168,512
119,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	121,158
381,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	410,839
577,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	623,148
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	730,446

		12,342,076

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 8/15/22 @ 102.06(a)	5,188
85,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	83,725

		88,913

Diversified Consumer Services (0.2%):
170,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(a)	172,125
32,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	31,840
141,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(a)	149,460
200,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 11/8/21 @ 101.72(a)	203,250
40,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 11/8/21 @ 101.72^(a)	40,650
275,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69(a)	290,812

		888,137

Diversified Financial Services (0.3%):
85,000	Acrisure LLC / Acrisure Finance, Inc., 6.00%, 8/1/29, Callable 8/1/24 @ 103(a)	83,938
59,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	61,898
200,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 11/8/21 @ 101.72(a)	201,750
200,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 11/8/21 @ 103.94(a)	209,500
20,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(a)	19,400
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	541,474
70,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(a)	72,013
65,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31, Callable 2/15/31 @ 100(a)	67,681
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	301,971

		1,559,625

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.7%):
$42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	$45,460
215,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	245,943
109,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	107,057
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	630,861
351,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	356,332
125,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	135,469
360,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	372,600
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28^	11,325
80,000	Cogent Communications Group, Inc., 3.50%, 5/1/26, Callable 2/1/26 @ 100(a)	81,200
40,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(a)	41,300
85,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 11/8/21 @ 102(a)	84,150
30,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(a)	30,300
60,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(a)	63,750
65,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	68,250
70,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(a)	73,850
8,244	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	8,327
85,000	Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(a)	86,275
323,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	326,154
299,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	301,804

		3,070,407

Electric Utilities (1.5%):
326,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	337,410
20,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	20,275
255,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	260,316
78,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(a)	76,765

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$249,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	$249,443
1,217,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100^	1,395,990
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	124,586
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,399,665
100,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	101,000
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	224,979
29,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	30,559
30,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(a)	29,625
55,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(a)	54,037
167,713	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	180,292
310,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	326,948
575,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5^	584,344
140,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	143,150
260,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	267,800

		6,807,184

Electrical Equipment (0.0%†):
85,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(a)	92,225
105,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	107,231

		199,456

Entertainment (0.1%):
310,000	Netflix, Inc., 4.88%, 4/15/28	357,275
30,000	Netflix, Inc., 6.38%, 5/15/29	37,950
30,000	Netflix, Inc., 5.38%, 11/15/29(a)	36,338

		431,563

Equity Real Estate Investment Trusts (3.6%):
267,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	322,771
41,000	American Homes 4 Rent LP, 2.38%, 7/15/31, Callable 4/15/31 @ 100	40,643
242,000	Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	256,416
454,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	488,103
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	455,058
522,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	580,498

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	$507,305
393,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	442,004
303,000	Brixmor Operating Partnership LP, 4.05%, 7/1/30, Callable 4/1/30 @ 100	337,711
66,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	66,568
414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	461,657
98,000	Corporate Office Properties, LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	100,071
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100^	35,613
65,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(a)	67,577
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	157,294
55,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 11/8/21 @ 100.98^	45,650
170,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(a)	168,711
52,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	56,638
102,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	110,334
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	103,124
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	706,333
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	144,773
105,000	Lexington Realty Trust, 2.70%, 9/15/30, Callable 6/15/30 @ 100	106,242
40,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	43,100
169,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	178,896
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	136,985
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	305,868
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	2,151,041
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	457,266

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$194,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	$197,230
78,000	Piedmont Operating Partnership, LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	76,610
35,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	35,875
62,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	67,193
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	73,068
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	111,815
22,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	24,174
408,000	Sabra Health Care, LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	400,080
458,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	474,975
146,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(a)	148,170
111,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(a)	113,202
65,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	64,589
55,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	58,302
60,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	58,438
125,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	118,144
101,000	Simon Property Group LP, 2.45%, 9/13/29, Callable 6/13/29 @ 100	102,895
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	167,180
112,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	112,229
232,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	233,851
87,000	Sun Communities Operating, LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	87,237
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	402,037
237,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	227,272
95,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 11/8/21 @ 103	74,100
255,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24, Callable 12/15/21 @ 101.78(a)	260,419
300,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 2/15/22 @ 103.94(a)	316,500

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$160,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(a)	$158,400
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	221,136
569,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	590,794
631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	739,114
97,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28, Callable 11/15/27 @ 100	104,844
45,000	VEREIT Operating Partnership LP, 2.20%, 6/15/28, Callable 4/15/28 @ 100	45,435
56,000	VEREIT Operating Partnership LP, 2.85%, 12/15/32, Callable 9/15/32 @ 100	57,879
135,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(a)	145,969
103,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	104,377
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	68,426
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	880,025
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	111,561

		16,267,795

Food & Staples Retailing (0.3%):
35,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 103.47(a)	36,750
80,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(a)	79,700
240,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	258,300
165,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/1/22 @ 103.44^(a)	174,694
125,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(a)	130,156
30,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(a)	30,075
176,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	202,357
140,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	177,570
210,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	330,634
65,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(a)	70,200
90,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(a)	92,025

		1,582,461

Principal Amount		Value
Corporate Bonds, continued
Food Products (0.4%):
$170,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(a)	$160,225
225,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	250,312
490,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	546,962
140,000	Kraft Heinz Foods Co., 5.00%, 7/15/35, Callable 1/15/35 @ 100	172,292
20,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	22,826
65,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	79,093
135,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13(a)	144,450
55,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(a)	57,750
165,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a)	163,763
95,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	92,744

		1,690,417

Health Care Equipment & Supplies (0.0%†):
140,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	140,000

Health Care Providers & Services (1.5%):
65,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(a)	65,812
15,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13(a)	15,150
405,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	424,238
600,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	603,000
985,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	1,072,419
360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	372,600
245,000	Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @ 100	242,244
100,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(a)	104,875
100,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(a)	106,250
95,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(a)	92,150
70,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a)	70,525
526,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	607,469
315,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	333,506
114,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	125,626
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	643,779

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$310,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	$316,975
30,000	HCA, Inc., 4.75%, 5/1/23	31,875
235,000	HCA, Inc., 5.38%, 2/1/25	262,319
260,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	275,275
25,000	HCRX Investments Holdco, LP, 4.50%, 8/1/29, Callable 8/1/24 @ 102.25(a)	25,188
25,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(a)	25,441
60,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(a)	63,300
40,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25(a)	40,500
160,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(a)	171,200
215,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)	223,331
195,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(a)	204,750
110,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13(a)	111,925
181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	208,738
20,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	20,950

		6,861,410

Hotels, Restaurants & Leisure (0.8%):
25,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(a)	26,250
175,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	179,813
65,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(a)	66,137
118,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/21 @ 101.31(a)	119,770
130,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(a)	150,800
220,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91(a)	234,025
55,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(a)	52,250
280,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(a)	184,800
183,614	Golden Entertainment, Inc., 3.75%, 10/20/24, Callable 11/10/21 @ 100	182,925
100,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	105,625
240,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 11/8/21 @ 100(a)	240,000

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$55,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(a)	$56,031
70,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(a)	72,712
55,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(a)	55,825
126,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	139,622
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	272,813
90,000	NCL Corp., Ltd., 10.25%, 2/1/26, Callable 8/1/23 @ 105.13(a)	103,388
25,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(a)	26,000
30,000	Peninsula Pacific Entert, 8.50%, 11/15/27, Callable 11/15/23 @ 104.25(a)	32,400
35,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100(a)	38,063
117,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 6/1/22 @ 108.63(a)	133,234
140,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(a)	144,200
113,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/29/21 @ 101.25(a)	114,554
200,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(a)	202,500
100,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(a)	115,000
100,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	102,000
150,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100^(a)	151,312
135,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	143,775

		3,445,824

Household Durables (0.1%):
30,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(a)	30,000
35,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(a)	35,131
65,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(a)	65,487
90,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(a)	89,775
15,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	18,563

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Household Durables, continued
$25,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103^(a)	$24,812
195,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(a)	218,888
60,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(a)	60,000
120,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(a)	121,200

		663,856

Household Products (0.0%†):
80,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(a)	81,600

Independent Power and Renewable Electricity Producers (0.3%):
528,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	559,517
461,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	506,891
45,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(a)	47,419
140,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	148,400
50,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(a)	52,063
40,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94(a)	40,700
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	43,000

		1,397,990

Industrial Conglomerates (0.2%):
205,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	214,738
510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	527,850

		742,588

Insurance (1.1%):
900,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	939,446
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,310,975
35,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	35,350
55,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(a)	55,275

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$586,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	$610,905
55,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 10/19/21 @ 103.5(a)	56,787
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	42,394
140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	162,570
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	822,672
463,000	Unum Group, 3.88%, 11/5/25	504,133
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	387,091
260,000	USI, Inc., 6.88%, 5/1/25, Callable 11/8/21 @ 101.72(a)	264,550

		5,192,148

Interactive Media & Services (0.1%):
85,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(a)	84,150
40,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(a)	41,650
205,000	Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75(a)	197,825

		323,625

IT Services (0.2%):
40,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(a)	40,550
15,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(a)	15,225
175,000	Black Knight Infoserv LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	176,094
20,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(a)	20,525
215,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06^(a)	241,606
100,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	105,000
65,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	66,950
55,000	Square, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100(a)	55,687
55,000	Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100(a)	56,788
50,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	51,125
50,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	51,500

		881,050

Leisure Products (0.1%):
311,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	328,808
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(a)	5,413
10,000	Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	11,925

		346,146

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Life Sciences Tools & Services (0.1%):
$195,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	$204,750
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)	20,800
45,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a)	46,069

		271,619

Machinery (0.1%):
80,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(a)	82,100
75,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(a)	76,125
40,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(a)	40,000
65,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(a)	65,650
60,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(a)	61,950

		325,825

Media (2.0%):
100,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 113(a)	102,000
35,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(a)	35,350
30,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(a)	29,400
25,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(a)	25,031
105,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	109,200
95,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	97,850
395,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a)	412,281
155,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	159,456
105,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a)	106,969
440,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)	448,250
130,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	128,050
215,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	232,898
580,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	670,107
230,000	DISH DBS Corp., 7.75%, 7/1/26	259,900
85,000	DISH Network Corp., 2.38%, 3/15/24	83,898
209,000	DISH Network Corp., 3.38%, 8/15/26	219,185

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	$110,489
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	173,488
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	187,742
65,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a)	63,863
165,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(a)	170,363
200,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 102.25(a)	203,500
45,000	Sirius XM Radio, Inc., 3.13%, 9/1/26, Callable 9/1/23 @ 101.56(a)	45,506
105,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	109,200
45,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)	48,712
40,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)	40,350
85,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(a)	82,981
140,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(a)	145,950
80,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(a)	84,600
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	481,623
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	600,026
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	3,065,164
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	125,533
55,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(a)	59,538
65,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(a)	65,975

		8,984,428

Metals & Mining (0.2%):
70,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(a)	72,975
30,000	Allegheny Technologies, Inc., 7.88%, 8/15/23	33,750
265,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	279,575
30,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	30,225
20,000	Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	20,200
70,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31^(a)	71,662
70,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44^(a)	72,100

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Metals & Mining, continued
$40,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	$40,100
185,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(a)	190,550
55,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(a)	54,450

		865,587

Mortgage Real Estate Investment Trusts (0.0%†):
55,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(a)	54,725
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	68,656

		123,381

Multi-Utilities (0.2%):
207,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	227,016
506,000	Sempra Energy, 6.00%, 10/15/39	693,549

		920,565

Oil, Gas & Consumable Fuels (4.8%):
170,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 11/8/21 @ 102.5^	173,400
130,000	Apache Corp., 4.63%, 11/15/25, Callable 8/15/25 @ 100	139,425
55,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	61,531
25,000	Apache Corp., 7.38%, 8/15/47	30,638
70,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102(a)	73,237
55,000	Cheniere Energy Partners, LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63(a)	55,137
361,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	409,322
145,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(a)	147,900
25,000	Cnx Midstream Partners, LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38^(a)	25,250
30,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(a)	31,650
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	218,656
71,000	Comstock Resources, Inc., 7.50%, 5/15/25, Callable 11/8/21 @ 103.75^(a)	73,662
80,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(a)	86,000
40,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(a)	41,600
195,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(a)	234,975

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$167,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 11/8/21 @ 102.88	$170,549
305,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(a)	317,581
230,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 102.63(a)	228,275
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88^(a)	24,688
163,000	DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	166,871
105,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	115,762
160,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	182,000
750,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	693,750
185,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100	214,600
35,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(a)	37,187
43,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63(a)	46,332
55,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(a)	55,756
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	131,588
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(a)	31,613
110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 10/14/21 @ 104.13(a)	114,620
110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	115,775
350,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	401,625
167,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	195,599
81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	84,240
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	111,369
161,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	173,880
115,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	150,193

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$360,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	$415,350
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	109,309
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	237,900
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	160,261
135,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(a)	143,775
80,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a)	89,900
70,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(a)	72,450
115,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	124,200
45,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	50,625
311,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	344,433
109,000	Hess Corp., 7.30%, 8/15/31	147,286
78,000	Hess Corp., 7.13%, 3/15/33	105,105
847,000	Hess Corp., 5.60%, 2/15/41	1,053,456
302,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	392,223
190,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 11/8/21 @ 104.22(a)	196,888
35,000	Hess Midstream Operations, LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	35,262
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	154,875
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	86,519
198,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	253,362
167,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	200,580
55,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(a)	55,550
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	182,105
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	267,712
95,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	109,844
285,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	361,237
150,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	156,188
135,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 103.75(a)	137,194
609,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	675,990

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$47,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	$47,940
267,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	271,339
85,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	115,388
1,047,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,359,791
25,000	Occidental Petroleum Corp., 7.88%, 9/15/31	33,219
422,000	Occidental Petroleum Corp., 6.45%, 9/15/36	530,665
62,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	61,225
40,000	Occidental Petroleum Corp., 6.20%, 3/15/40	47,100
712,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	896,230
120,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	118,950
165,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	156,956
80,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	76,600
117,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	114,806
235,000	PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63(a)	221,488
120,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	76,800
35,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 11/8/21 @ 104.31	36,444
30,000	Phillips 66, 3.70%, 4/6/23	31,436
39,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	42,498
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	117,250
95,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	99,706
110,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	115,775
162,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	163,013
493,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	566,950
408,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 10/19/21 @ 101.81(c)(d)(e)	—
20,000	SM Energy Co., 5.63%, 6/1/25, Callable 11/8/21 @ 101.88	20,050
75,000	SM Energy Co., 6.75%, 9/15/26, Callable 11/8/21 @ 103.38^	76,500
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	357,191
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	5,206

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	$100,225
165,000	Sunoco, LP / Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	167,269
135,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(a)	138,375
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	201,825
30,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	32,738
185,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	199,569
70,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102(a)	72,187
63,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	67,297
104,000	Valero Energy Corp., 2.70%, 4/15/23	107,283
200,000	Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)	208,500
62,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	64,945
205,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	220,375
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	969,750
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	110,343
205,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	226,525
524,000	Williams Cos., Inc. (The), 3.50%, 11/15/30, Callable 8/15/30 @ 100	567,477
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	259,252
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	456,926

		21,817,192

Paper & Forest Products (0.0%†):
70,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56	71,313

Pharmaceuticals (0.4%):
150,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(a)	139,875
170,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(a)	166,812

Principal Amount		Value
Corporate Bonds, continued
Pharmaceuticals, continued
$50,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(a)	$49,813
275,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	292,200
116,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	135,865
45,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(a)	46,467
40,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(a)	40,800
75,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 102.56(a)	78,750
187,000	Upjohn, Inc., 1.13%, 6/22/22(a)	187,960
60,000	Upjohn, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100(a)	60,644
305,000	Upjohn, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100(a)	307,997
133,000	Upjohn, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100(a)	142,235

		1,649,418

Professional Services (0.0%†):
60,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31^(a)	62,325
125,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(a)	131,094

		193,419

Real Estate Management & Development (0.2%):
301,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	301,832
85,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	85,956
70,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(a)	72,450
275,000	Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(a)	288,063

		748,301

Road & Rail (0.0%†):
60,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(a)	60,300

Semiconductors & Semiconductor Equipment (0.6%):
92,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(a)	90,572
899,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	868,394
797,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	768,663
633,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(a)	625,927
297,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(a)	295,046
135,000	Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72(a)	138,375

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$75,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	$77,531

		2,864,508

Software (0.4%):
55,000	Acuris Finance Us Inc / Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	55,000
60,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(a)	64,050
35,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	37,800
40,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(a)	39,950
40,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(a)	39,950
30,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(a)	29,963
40,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06^(a)	40,400
351,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	355,762
555,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	568,026
690,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	709,227

		1,940,128

Specialty Retail (0.3%):
47,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	54,558
72,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100^	78,002
333,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	377,292
55,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(a)	56,994
30,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(a)	30,066
55,000	Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26 @ 101.94(a)	55,069
220,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(a)	249,700
240,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	281,260
74,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	84,900
30,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(a)	31,425
20,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19(a)	21,575
40,000	Victoria’s Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 102.31(a)	40,500

		1,361,341

Technology Hardware, Storage & Peripherals (0.2%):
400,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100	428,991

Principal Amount		Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$81,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	$93,728
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	152,868
148,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	180,899
128,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	162,804

		1,019,290

Textiles, Apparel & Luxury Goods (0.0%†):
60,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(a)	60,450
70,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75(a)	70,525
105,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(a)	106,050

		237,025

Tobacco (0.5%):
452,000	Altria Group, Inc., 4.25%, 8/9/42	467,687
302,000	Altria Group, Inc., 4.50%, 5/2/43	322,060
262,000	Altria Group, Inc., 5.38%, 1/31/44	308,876
108,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	136,829
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	214,278
600,000	Reynolds American, Inc., 7.25%, 6/15/37	807,639
70,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 102.81(a)	72,975

		2,330,344

Trading Companies & Distributors (0.2%):
467,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	500,219
393,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	417,145
40,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(a)	39,200
45,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(a)	45,900
25,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(a)	25,750

		1,028,214

Wireless Telecommunication Services (0.6%):
445,000	Sprint Capital Corp., 8.75%, 3/15/32	667,500
300,000	Sprint Communications, Inc., 6.88%, 11/15/28	384,000
380,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	418,378
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	68,981
70,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	73,070
630,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	694,511
82,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	93,825

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$161,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	$187,353

		2,587,618

Total Corporate Bonds (Cost $136,082,647)		146,848,994

Yankee Dollars (10.4%):
Aerospace & Defense (0.1%):
15,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 11/8/21 @ 105.63(a)	15,581
65,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 11/8/21 @ 102.5(a)	66,381
80,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(a)	84,000
170,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(a)	171,913

		337,875

Banks (2.8%):
874,000	Barclays plc, 4.38%, 1/12/26	973,257
503,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	527,990
580,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	669,912
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	210,903
791,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	876,398
205,000	HSBC Holdings plc, 4.25%, 3/14/24	218,210
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	216,032
1,232,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	1,378,901
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,048,079
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	896,726
347,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	383,869
286,000	Royal Bank of Scotland Group plc, 3.07% (H15T1Y+255 bps), 5/22/28, Callable 5/22/27 @ 100	301,687
980,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100(a)	973,786
513,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(a)	506,060
454,000	UniCredit SpA, 6.57%, 1/14/22(a)	461,403
289,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	312,980

		12,956,193

Biotechnology (0.0%†):
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(a)	204,190

Capital Markets (1.9%):
788,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(a)	814,295

Principal Amount		Value
Yankee Dollars, continued
Capital Markets, continued
$602,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(a)	$673,528
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,033,049
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,236,099
720,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	776,348
742,000	Deutsche Bank AG, 5.00%, 2/14/22	753,968
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,323,451
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,556,605
314,000	UBS Group AG, 1.49%, 8/10/27, Callable 8/10/26 @ 100(a)	310,653

		8,477,996

Chemicals (0.1%):
25,000	Consolidated Energy Finance SA, 3.87% (US0003M+375 bps), 6/15/22, Callable 10/19/21 @ 100(a)	24,970
25,000	Consolidated Energy Finance SA, 6.88%, 6/15/25(a)	25,850
130,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 10/19/21 @ 104.88(a)	134,550
195,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	210,844
95,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	102,837
55,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(a)	55,069

		554,120

Containers & Packaging (0.1%):
25,000	Intelligent Packaging, Ltd. Finco Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 103(a)	26,188
35,000	Intertape Polymer Group, Inc., 4.38%, 6/15/29, Callable 6/15/24 @ 102.19(a)	35,612
255,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	266,794

		328,594

Diversified Consumer Services (0.1%):
48,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(a)	47,820
225,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(a)	230,625

		278,445

Diversified Financial Services (0.9%):
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(a)	190,000
610,000	Altice Financing SA, 5.75%, 8/15/29, Callable 8/15/24 @ 102.88(a)	588,650
725,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(a)	763,062
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	2,241,810

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Diversified Financial Services, continued
$305,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a)	$302,713

		4,086,235

Diversified Telecommunication Services (0.2%):
325,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	348,968
270,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103(a)	256,500
185,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(a)	181,994
40,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(a)	41,900
80,000	Telecom Italia SpA, 6.00%, 9/30/34	89,600

		918,962

Energy Equipment & Services (0.0%†):
160,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	159,200

Hotels, Restaurants & Leisure (0.1%):
55,000	1011778 BC ULC New Red Finance, Inc., 5.75%, 4/15/25, Callable 4/15/22 @ 102.88(a)	57,750
210,000	1011778 BC ULC New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(a)	207,375
75,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(a)	76,781
65,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(a)	66,138

		408,044

Insurance (0.2%):
465,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	502,414
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	230,000

		732,414

Marine (0.0%†):
85,000	Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75(a)	86,912

Media (0.1%):
250,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	258,438
120,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	123,300

		381,738

Metals & Mining (0.1%):
170,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 10/19/21 @ 105.16(a)	176,800
55,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(a)	58,300
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	5,262

Principal Amount		Value
Yankee Dollars, continued
Metals & Mining, continued
$105,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 11/8/21 @ 109^(a)	$110,644

		351,006

Multi-Utilities (0.1%):
525,000	InterGen NV, 7.00%, 6/30/23, Callable 11/8/21 @ 100(a)	519,094

Oil, Gas & Consumable Fuels (1.5%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	390,113
619,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	686,316
115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 10/19/21 @ 103.38(a)	117,587
205,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 11/8/21 @ 104.25(a)	214,225
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	236,125
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	244,268
140,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 10/28/21 @ 100(a)	140,000
235,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(a)	246,750
1,505,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	1,553,142
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,400,106
502,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	437,972
70,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(a)	71,050

		6,737,654

Pharmaceuticals (0.1%):
115,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/8/21 @ 101.38(a)	116,725
191,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	189,806
162,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 11/8/21 @ 102.04(a)	165,038

		471,569

Software (0.0%†):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(a)	97,256

Sovereign Bond (1.5%):
415,000	Abu Dhabi Government International Bond, 3.13%, 4/16/30(a)	450,535
355,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	405,315
56,434	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 11/8/21 @ 100	20,655
513,757	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 11/8/21 @ 100	177,888
941,242	Argentine Republic Government International Bond, 0.12%, 7/9/35, Callable 11/8/21 @ 100	302,139

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Sovereign Bond, continued
$400,000	Corp. Andina de Fomento, 2.38%, 5/12/23	$410,487
1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	1,468,320
250,000	Dominican Republic, 6.00%, 7/19/28(a)	282,500
600,000	Indonesia Government International Bond, 3.85%, 10/15/30	669,016
600,000	Indonesia Government International Bond, 4.20%, 10/15/50	663,693
230,000	Qatar Government International Bond, 3.40%, 4/16/25(a)	247,918
490,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	552,161
470,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	571,067
250,000	Saudi Government International Bond, 2.90%, 10/22/25(a)	266,099
230,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	246,259
200,000	Saudi Government International Bond, 4.50%, 4/22/60(a)	238,257

		6,972,309

Trading Companies & Distributors (0.2%):
412,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	444,555
217,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	251,830
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	273,812

		970,197

Wireless Telecommunication Services (0.3%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	356,400
630,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	688,275
135,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(a)	140,400

		1,185,075

Total Yankee Dollars (Cost $45,957,615)		47,215,078

Municipal Bonds (1.2%):
California (0.2%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	15,995
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	727,541

		743,536

Illinois (0.9%):
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	433,879
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,451,858
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	343,527

Principal Amount		Value
Municipal Bonds, continued
Illinois, continued
$315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	$392,591
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	533,315
63,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	67,048

		4,222,218

New Jersey (0.1%):
504,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	643,946

Total Municipal Bonds (Cost $4,920,084)		5,609,700

U.S. Government Agency Mortgages (13.1%):
Government National Mortgage Association (3.4%)
6,401	5.00%, 6/15/34, Pool #629493	7,403
3,576	5.00%, 3/15/38, Pool #676766	4,146
1,665	5.00%, 4/15/38, Pool #672672	1,932
7,202	5.00%, 8/15/38, Pool #687818	8,349
61,378	5.00%, 1/15/39, Pool #705997	71,122
123,055	5.00%, 3/15/39, Pool #646746	142,618
719	5.00%, 3/15/39, Pool #697946	814
123,675	4.00%, 10/15/40, Pool #783143	137,480
34,341	4.00%, 10/20/40, Pool #G24833	37,794
103,444	4.00%, 1/20/41, Pool #4922	113,862
281,521	4.50%, 3/20/41, Pool #4978	307,811
98,767	4.50%, 5/20/41, Pool #005055	107,865
207,522	4.00%, 5/20/41, Pool #5054	227,270
93,534	4.50%, 6/15/41, Pool #366975	106,980
65,115	4.50%, 6/20/41, Pool #005082	71,195
233,938	4.00%, 10/20/41, Pool #5203	256,194
260,050	3.50%, 12/20/41, Pool #5258	282,717
459,601	4.00%, 1/20/42, Pool #5280	503,336
310,918	3.50%, 10/20/42, Pool #MA0462	337,498
159,804	3.00%, 12/20/42, Pool #MA0624	170,510
244,666	3.00%, 12/20/42, Pool #AA5872	256,868
1,589,432	3.50%, 1/20/43, Pool #MA0699	1,703,186
27,976	3.00%, 1/20/43, Pool #MA0698	29,805
354,200	3.50%, 2/20/43, Pool #MA0783	384,453
65,678	3.00%, 3/20/43, Pool #AD8812	71,424
44,851	3.50%, 3/20/43, Pool #AD8884	48,795
152,402	3.00%, 3/20/43, Pool #AA6146	167,282
47,052	3.50%, 4/20/43, Pool #AD9075	51,197
17,440	3.50%, 4/20/43, Pool #AB9891	18,964
282,844	3.50%, 4/20/43, Pool #783976	307,220
4,332	4.00%, 7/20/44, Pool #MA2074	4,743
64,195	4.00%, 5/20/45, Pool #MA2893	70,130
94,198	4.00%, 8/20/45, Pool #MA3035	102,907
3,573	4.00%, 9/20/45, Pool #MA3106	3,903
3,760	4.00%, 10/20/45, Pool #MA3174	4,108
4,381	4.00%, 12/20/45, Pool #MA3311	4,786
4,272	4.00%, 1/20/46, Pool #MA3377	4,668
179,661	4.00%, 4/15/46, Pool #784232	200,551
261,714	4.00%, 5/20/46, Pool #MA3664	283,255
27,055	3.50%, 7/20/46, Pool #784391	29,078
16,618	3.00%, 10/20/46, Pool #MA4003	17,534
850,321	3.00%, 12/20/46, Pool #MA4126	897,540
59,897	4.00%, 1/15/47, Pool #AX5831	64,808
115,460	4.00%, 1/15/47, Pool #AX5857	124,928
268,753	3.00%, 1/20/47, Pool #MA4195	283,566
158,237	3.00%, 2/20/47, Pool #MA4261	166,547
33,594	4.00%, 3/20/47, Pool #MA4322	36,119
34,860	4.00%, 4/20/47, Pool #MA4383	37,481
244,597	4.00%, 4/20/47, Pool #784303	260,010

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$253,880	4.00%, 4/20/47, Pool #784304	$269,786
21,988	4.00%, 5/20/47, Pool #MA4452	23,735
92,923	4.00%, 6/20/47, Pool #MA4511	99,909
93,720	4.00%, 4/20/48, Pool #BG7744	101,432
103,309	4.00%, 4/20/48, Pool #BG3507	111,810
90,381	3.00%, 6/20/50, Pool #MA6710	94,444
52,011	3.00%, 7/20/50, Pool #MA6766	54,333
500,000	3.50%, 10/20/50, TBA	525,625
109,175	3.50%, 11/20/50, Pool #MA6997	114,940
434,085	2.50%, 3/20/51, Pool #MA7255	448,317
410,211	2.50%, 4/20/51, Pool #MA7312	423,673
166,649	3.00%, 6/20/51, Pool #MA7419	174,675
400,000	2.50%, 10/20/51, TBA	412,625
1,825,000	2.00%, 10/20/51, TBA	1,849,523
200,000	2.50%, 11/20/51, TBA	205,961
2,100,000	2.00%, 11/20/51, TBA	2,124,609

		15,568,149

Federal Home Loan Mortgage Corporation (2.5%)
29,265	2.50%, 6/1/31, Pool #G18604	30,571
47,611	2.50%, 7/1/31, Pool #V61246	49,930
84,406	2.50%, 8/1/31, Pool #V61273	88,803
306,461	3.50%, 3/1/32, Pool #C91403	327,267
879,184	3.50%, 7/1/32, Pool #C91467	938,836
8,075	2.50%, 8/1/32, Pool #G18654	8,429
8,829	2.50%, 11/1/32, Pool #G18665	9,217
264,239	2.50%, 12/1/32, Pool #G18669	275,843
42,864	2.50%, 3/1/33, Pool #G18680	44,685
15,643	2.50%, 4/1/33, Pool #G18683	16,309
37,354	3.00%, 4/1/33, Pool #K90336	39,701
103,078	3.00%, 4/1/33, Pool #G18684	108,582
8,601	2.50%, 5/1/33, Pool #G18687	8,967
143,297	4.00%, 6/1/33, Pool #G30718	155,373
42,521	3.00%, 6/1/33, Pool #K90684	45,169
94,174	3.00%, 6/1/33, Pool #K90632	100,101
63,035	3.00%, 6/1/33, Pool #K90806	66,973
39,860	3.00%, 6/1/33, Pool #C91709	42,367
186,367	3.00%, 7/1/33, Pool #C91714	198,118
177,703	2.50%, 7/1/33, Pool #G16661	185,564
37,693	3.00%, 4/1/34, Pool #G16829	39,757
337,201	3.50%, 10/1/34, Pool #C91793	362,567
632,471	4.00%, 5/1/37, Pool #C91938	689,567
30,445	3.50%, 4/1/40, Pool #V81744	32,690
45,560	3.50%, 5/1/40, Pool #V81750	48,920
64,591	3.50%, 6/1/40, Pool #V81792	69,354
33,461	3.50%, 8/1/40, Pool #V81886	35,929
19,823	3.50%, 9/1/40, Pool #V81958	21,285
39,092	4.50%, 1/1/41, Pool #A96051	42,481
347,454	4.00%, 1/1/41, Pool #A96413	380,498
240,240	4.00%, 2/1/41, Pool #A96807	263,026
36,236	4.50%, 3/1/41, Pool #A97673	40,044
57,460	4.50%, 4/1/41, Pool #A97942	63,504
196,247	5.00%, 6/1/41, Pool #G06596	223,815
707,341	4.50%, 1/1/42, Pool #G60517	790,886
30,176	4.00%, 11/1/42, Pool #Q13121	32,736
91,800	3.00%, 12/1/42, Pool #C04320	98,180
42,177	4.00%, 5/1/43, Pool #Q18481	46,521
33,331	4.00%, 7/1/43, Pool #Q19597	36,800
31,525	4.00%, 10/1/43, Pool #Q22499	34,697
46,078	4.00%, 1/1/44, Pool #V80950	49,715
112,353	3.50%, 1/1/44, Pool #G60271	123,128
222,380	3.50%, 1/1/44, Pool #G07922	244,534
187,203	4.00%, 1/1/45, Pool #Q30720	204,213
124,822	4.00%, 2/1/45, Pool #G07949	138,333
30,169	3.50%, 3/1/45, Pool #Q31974	32,830
58,288	3.50%, 3/1/45, Pool #Q32008	63,473

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$30,614	3.50%, 3/1/45, Pool #Q32328	$33,350
151,415	3.50%, 5/1/45, Pool #Q33547	164,190
21,804	3.00%, 5/1/45, Pool #Q33468	23,351
147,333	3.00%, 6/1/45, Pool #Q34156	157,807
28,598	3.50%, 6/1/45, Pool #Q33791	31,007
183,823	3.50%, 6/1/45, Pool #Q34164	199,313
14,237	3.00%, 7/1/45, Pool #Q34979	15,372
38,797	3.00%, 7/1/45, Pool #Q34759	41,819
89,890	4.00%, 8/1/45, Pool #Q35845	100,948
11,013	4.00%, 9/1/45, Pool #Q37853	12,110
211,467	3.50%, 11/1/45, Pool #Q37467	230,311
5,264	4.00%, 11/1/45, Pool #Q38812	5,786
16,036	4.00%, 2/1/46, Pool #Q38783	17,337
4,492	4.00%, 2/1/46, Pool #Q38879	4,943
12,450	4.00%, 2/1/46, Pool #Q38782	13,694
39,580	4.00%, 4/1/46, Pool #V82292	43,341
7,160	4.00%, 4/1/46, Pool #Q39975	7,866
74,156	3.50%, 5/1/46, Pool #Q40647	80,263
79,653	3.50%, 5/1/46, Pool #G60603	87,236
252,284	3.50%, 5/1/46, Pool #G60553	274,157
217,298	3.50%, 9/1/46, Pool #Q43257	238,099
10,304	4.00%, 9/1/47, Pool #Q50433	11,409
15,033	4.00%, 10/1/47, Pool #Q51189	16,646
11,316	4.00%, 2/1/48, Pool #Q54192	12,323
148,732	3.50%, 3/1/48, Pool #G67710	159,748
180,050	4.00%, 5/1/48, Pool #Q55992	196,068
528,139	4.00%, 6/1/48, Pool #G67713	580,191
63,574	4.00%, 7/1/48, Pool #Q59935	70,079
423,836	2.50%, 10/1/50, Pool #SD7525	442,783
621,231	2.50%, 11/1/50, Pool #SD7530	646,663
47,148	2.50%, 2/1/51, Pool #SD7535	49,160
147,801	2.00%, 5/1/51, Pool #SD7541	149,337
14,672	2.00%, 7/1/51, Pool #QC4163	14,797
349,917	2.00%, 10/1/51, Pool #RA6076	352,357

		11,434,149

Federal National Mortgage Association (7.2%)
110,864	2.50%, 6/1/29, Pool #MA3734	115,544
72,808	2.50%, 9/1/31, Pool #AS8012	76,240
371,195	3.00%, 4/1/32, Pool #BD9809	394,827
159,984	3.00%, 9/1/32, Pool #BM5110	169,187
346,863	2.50%, 12/1/32, Pool #CA3748	362,051
479,048	3.00%, 12/1/32, Pool #BM5345	507,758
26,247	3.00%, 3/1/33, Pool #BM4614	27,869
38,728	3.00%, 5/1/33, Pool #AT3000	41,179
36,686	3.00%, 6/1/33, Pool #AT6090	38,989
1,234	4.50%, 7/1/33, Pool #720240	1,386
172,360	3.00%, 7/1/33, Pool #MA1490	183,162
2,954	4.50%, 7/1/33, Pool #729327	3,242
2,667	4.50%, 8/1/33, Pool #727029	2,995
9,035	4.50%, 8/1/33, Pool #726956	10,145
11,606	4.50%, 8/1/33, Pool #726928	13,029
5,366	4.50%, 8/1/33, Pool #723124	6,026
3,914	4.50%, 8/1/33, Pool #727160	4,396
4,229	4.50%, 8/1/33, Pool #729713	4,750
23,799	4.50%, 8/1/33, Pool #729380	26,718
7,202	4.50%, 9/1/33, Pool #734922	8,081
19,366	4.50%, 9/1/33, Pool #727147	21,736
27,212	4.50%, 12/1/33, Pool #AL5321	30,557
26,641	3.50%, 1/1/34, Pool #AS1406	28,776
70,540	3.50%, 1/1/34, Pool #AS1611	76,215
46,931	3.50%, 1/1/34, Pool #AS1612	50,716
10,561	3.50%, 1/1/34, Pool #AS1614	11,413
511,371	2.50%, 6/1/34, Pool #BN7572	535,392
22,010	6.00%, 10/1/34, Pool #AL2130	26,199
45,326	4.50%, 9/1/35, Pool #AB8198	50,887

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$430,631	6.00%, 5/1/36, Pool #745512	$507,904
207,331	6.00%, 1/1/37, Pool #932030	246,855
39,820	6.00%, 3/1/37, Pool #889506	47,625
56,407	6.00%, 1/1/38, Pool #889371	68,627
19,923	6.00%, 3/1/38, Pool #889219	23,517
9,807	6.00%, 7/1/38, Pool #889733	11,551
66,158	4.50%, 3/1/39, Pool #AB0051	74,247
304,838	4.50%, 4/1/39, Pool #AB0043	342,146
155,133	2.50%, 8/1/39, Pool #MA3761	160,257
25,296	4.50%, 11/1/39, Pool #AC5442	28,257
81,751	6.00%, 5/1/40, Pool #AL2129	96,403
28,431	4.00%, 12/1/40, Pool #AA4757	31,128
37,645	4.50%, 2/1/41, Pool #AH5580	41,951
6,030	6.00%, 1/1/42, Pool #AL2128	7,062
164,809	2.50%, 2/1/43, Pool #AB8465	171,179
44,422	4.00%, 10/1/43, Pool #BM1167	49,633
189,419	4.50%, 3/1/44, Pool #AL5082	206,499
18,623	4.00%, 12/1/44, Pool #AW9502	20,367
10,467	4.00%, 12/1/44, Pool #AY0045	11,449
93,535	4.00%, 12/1/44, Pool #AX8459	104,195
148,146	4.00%, 3/1/45, Pool #AL6541	164,357
56,645	3.00%, 5/1/45, Pool #AS4972	60,670
103,521	4.00%, 5/1/45, Pool #AZ1207	113,346
30,662	4.00%, 5/1/45, Pool #AZ1876	33,873
90,900	4.00%, 6/1/45, Pool #AY8126	99,527
130,790	4.00%, 6/1/45, Pool #AY8096	143,022
23,017	4.00%, 6/1/45, Pool #AZ2719	25,433
35,217	5.00%, 6/1/45, Pool #AZ3448	41,649
35,066	4.00%, 6/1/45, Pool #AZ3341	38,690
115,791	4.00%, 7/1/45, Pool #AZ1783	126,622
319,700	3.50%, 7/1/45, Pool #AZ0814	347,970
157,082	4.00%, 7/1/45, Pool #AZ0833	173,367
23,235	3.00%, 8/1/45, Pool #AZ3728	24,900
125,751	3.00%, 8/1/45, Pool #AS5634	134,673
51,401	3.00%, 8/1/45, Pool #AZ8288	55,027
66,072	4.00%, 10/1/45, Pool #AL7413	72,697
377,936	4.00%, 10/1/45, Pool #AL7593	416,090
20,569	4.00%, 11/1/45, Pool #AZ0560	22,493
43,625	4.00%, 12/1/45, Pool #BA6404	47,705
25,546	4.00%, 12/1/45, Pool #AS6350	28,107
9,630	4.00%, 12/1/45, Pool #BC0997	10,543
476,574	4.00%, 2/1/46, Pool #BC1578	513,414
43,757	4.50%, 2/1/46, Pool #BM5199	48,581
18,969	4.00%, 4/1/46, Pool #BC7809	20,647
23,506	4.00%, 4/1/46, Pool #BC3920	25,577
312,103	3.50%, 5/1/46, Pool #BC0880	339,288
9,675	4.00%, 5/1/46, Pool #BC2276	10,667
161,978	4.00%, 6/1/46, Pool #BC0960	174,499
250,233	4.00%, 6/1/46, Pool #AL9282	269,576
129,803	4.00%, 7/1/46, Pool #BC1443	142,962
48,778	4.00%, 7/1/46, Pool #BC6148	52,596
43,091	4.00%, 8/1/46, Pool #BD1451	46,422
41,742	4.50%, 8/1/46, Pool #AL9111	46,153
136,947	4.00%, 9/1/46, Pool #BC2843	150,811
33,615	4.00%, 9/1/46, Pool #BD1489	36,214
22,210	4.00%, 10/1/46, Pool #BD7599	23,927
109,099	3.50%, 10/1/46, Pool #AL9285	117,350
431,126	3.50%, 12/1/46, Pool #BC9077	468,879
1,448,144	4.00%, 2/1/47, Pool #AL9779	1,601,960
573,661	4.50%, 2/1/47, Pool #AL9846	626,809
53,980	3.50%, 2/1/47, Pool #BE5696	57,961
7,436	4.00%, 6/1/47, Pool #BH4269	8,186
437,099	4.50%, 9/1/49, Pool #FM1534	485,551
111,679	3.50%, 11/1/49, Pool #CA4557	120,085
534,430	4.00%, 11/1/49, Pool #CA4628	586,692
133,147	3.00%, 2/1/50, Pool #CA5126	140,610

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$378,838	2.50%, 8/1/50, Pool #SD0430	$392,637
197,311	2.50%, 2/1/51, Pool #CA8950	204,602
49,367	2.00%, 5/1/51, Pool #FM7750	49,788
11,236	2.00%, 7/1/51, Pool #BT1461	11,332
23,367	2.00%, 7/1/51, Pool #BT1835	23,566
49,742	2.50%, 8/1/51, Pool #CB1384	51,593
350,033	2.00%, 10/1/51, Pool #CB1801	353,125
263,666	2.00%, 10/1/51, Pool #CB1799	266,817
2,725,000	2.50%, 10/25/51, TBA	2,807,602
1,000,000	1.50%, 10/25/51, TBA	970,469
2,475,000	3.00%, 10/25/51, TBA	2,588,695
4,300,000	2.00%, 10/25/51, TBA	4,308,062
3,025,000	2.50%, 11/25/51, TBA	3,110,669
300,000	1.50%, 11/25/51, TBA	290,766
3,900,000	2.00%, 11/25/51, TBA	3,900,000

		32,706,218

Total U.S. Government Agency Mortgages (Cost $58,429,306)		59,708,516

U.S. Treasury Obligations (30.6%):
U.S. Treasury Notes (20.7%)
2,034,000	2.13%, 7/31/24	2,127,755
19,438,000	0.25%, 7/31/25	19,061,389
4,710,000	0.38%, 12/31/25	4,613,592
7,700,000	0.38%, 1/31/26	7,531,562
9,253,000	0.75%, 3/31/26	9,186,494
6,600,000	0.75%, 4/30/26	6,546,375
3,535,600	1.63%, 9/30/26	3,643,878
17,365,000	1.25%, 5/31/28	17,329,727
6,946,000	1.13%, 8/31/28	6,858,090
10,936,900	1.13%, 2/15/31	10,584,869
7,008,000	1.25%, 8/15/31	6,830,610

		94,314,341

U.S. Treasury Bonds (8.0%)
2,566,000	1.13%, 5/15/40	2,213,175
11,313,000	3.00%, 2/15/47	13,372,320
4,316,800	2.38%, 5/15/51	4,594,019
16,676,000	2.00%, 8/15/51	16,339,874

		36,519,388

U.S. Treasury Inflation Index Bonds (1.5%)
3,630,458	0.75%, 2/15/45	4,446,905
91,354	1.00%, 2/15/46	118,450
1,106,435	1.00%, 2/15/49	1,475,247
920,731	0.13%, 2/15/51	1,003,894

		7,044,496

U.S. Treasury Inflation Index Notes (0.4%)
497,269	0.88%, 1/15/29	574,126
1,013,755	0.25%, 7/15/29	1,126,714

		1,700,840

Total U.S. Treasury Obligations (Cost $142,019,224)		139,579,065

Short-Term Security Held as Collateral for Securities on Loan (0.5%):
2,325,580	BlackRock Liquidity FedFund, Institutional Class , 0.03%(f)(g)	2,325,580

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,325,580)		2,325,580

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Unaffiliated Investment Company (8.1%):

Money Markets (8.1%):
37,070,816	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(g)	$37,070,816

Total Unaffiliated Investment Company (Cost $37,070,816)		37,070,816

Total Investment Securities (Cost $471,540,403) - 106.0%		483,584,999
Net other assets (liabilities) - (6.0)%		(27,806,055)

Net Assets - 100.0%		$455,778,944

Percentages indicated are based on net assets as of September 30, 2021.

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $2,231,606.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2021.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.09% of the net assets of the fund.

(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(g)	The rate represents the effective yield at September 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2021:

(Unaudited)

Country	Percentage
Argentina	0.1%
Australia	0.1%
Canada	0.7%
Cayman Islands	1.8%
Chile	0.1%
Colombia	— %†
Dominican Republic	0.4%
France	0.4%
Germany	0.8%
Guernsey	0.6%
Hong Kong	0.2%
Indonesia	0.3%
Ireland	0.4%
Italy	0.4%
Luxembourg	0.5%
Mexico	0.9%
Netherlands	0.5%
Qatar	0.3%
Saudi Arabia	0.2%
Spain	— %†
Supernational	0.1%
Switzerland	0.4%
United Arab Emirates	0.2%
United Kingdom	1.7%
United States	88.9%
Zambia	— %†

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks+ (97.9%):
Aerospace & Defense (1.5%):
2,771	Boeing Co. (The)*	$609,454
754	HEICO Corp.	99,430
10,292	Raytheon Technologies Corp.	884,700
490	Teledyne Technologies, Inc.*	210,494
453	TransDigm Group, Inc.*	282,930

		2,087,008

Air Freight & Logistics (0.6%):
695	GXO Logistics, Inc.*	54,516
4,062	United Parcel Service, Inc., Class B	739,690
695	XPO Logistics, Inc.*	55,308

		849,514

Airlines (0.3%):
2,880	Alaska Air Group, Inc.*	168,768
7,555	JetBlue Airways Corp.*	115,516
2,658	United Airlines Holdings, Inc.*	126,441

		410,725

Auto Components (0.1%):
659	Autoliv, Inc.	56,490
2,096	Goodyear Tire & Rubber Co. (The)*	37,099

		93,589

Automobiles (2.1%):
27,978	Ford Motor Co.*	396,169
6,340	General Motors Co.*	334,181
2,915	Tesla, Inc.*	2,260,524

		2,990,874

Banks (4.4%):
4,708	Associated Banc-Corp.	100,845
41,827	Bank of America Corp.	1,775,556
11,375	Citigroup, Inc.	798,297
16,427	JPMorgan Chase & Co.	2,688,936
309	Signature Bank	84,135
18,244	Wells Fargo & Co.	846,704

		6,294,473

Beverages (1.3%):
7,271	Keurig Dr Pepper, Inc.	248,378
4,757	Monster Beverage Corp.*	422,564
8,059	PepsiCo, Inc.	1,212,154

		1,883,096

Biotechnology (1.8%):
8,421	AbbVie, Inc.	908,373
2,930	Amgen, Inc.	623,064
919	Biogen, Inc.*	260,068
733	Exact Sciences Corp.*	69,965
701	Ionis Pharmaceuticals, Inc.*	23,512
558	Moderna, Inc.*	214,752
390	Seagen, Inc.*	66,222
1,841	Vertex Pharmaceuticals, Inc.*	333,939

		2,499,895

Building Products (0.3%):
6,642	Carrier Global Corp.	343,790
381	Lennox International, Inc.	112,079

		455,869

Capital Markets (2.1%):
7,596	Charles Schwab Corp. (The)	553,293
277	FactSet Research Systems, Inc.	109,354
4,639	Intercontinental Exchange, Inc.	532,650
9,454	Morgan Stanley	919,969
784	MSCI, Inc., Class A	476,938
1,092	S&P Global, Inc.	463,980
		3,056,184

Chemicals (1.5%):
1,521	Ashland Global Holdings, Inc.	135,551
1,940	Celanese Corp.	292,242

Shares		Value
Common Stocks, continued
Chemicals, continued
6,264	Corteva, Inc.	$263,589
5,491	Dow, Inc.	316,062
2,313	Eastman Chemical Co.	233,012
559	Ingevity Corp.*	39,896
3,121	LyondellBasell Industries NV, Class A	292,906
3,671	Mosaic Co. (The)	131,128
2,197	Olin Corp.	106,005
1,819	RPM International, Inc.	141,245
3,695	Valvoline, Inc.	115,210

		2,066,846

Commercial Services & Supplies (0.8%):
2,280	Copart, Inc.*	316,282
1,310	Waste Connections, Inc.	164,968
4,578	Waste Management, Inc.	683,770

		1,165,020

Communications Equipment (1.0%):
25,114	Cisco Systems, Inc.	1,366,955

Construction Materials (0.2%):
803	Martin Marietta Materials, Inc.	274,369

Consumer Finance (0.7%):
2,313	Ally Financial, Inc.	118,079
3,377	Discover Financial Services	414,864
8,310	Synchrony Financial	406,193

		939,136

Containers & Packaging (0.5%):
1,375	Avery Dennison Corp.	284,914
1,645	Crown Holdings, Inc.	165,783
1,794	Sonoco Products Co.	106,887
3,934	WestRock Co.	196,031

		753,615

Distributors (0.2%):
1,989	Genuine Parts Co.	241,126

Diversified Consumer Services (0.1%):
1,265	Service Corp. International	76,229

Diversified Financial Services (1.7%):
8,129	Berkshire Hathaway, Inc., Class B*	2,218,729
2,517	Voya Financial, Inc.	154,519

		2,373,248

Diversified Telecommunication Services (1.1%):
28,155	AT&T, Inc.	760,467
16,126	Verizon Communications, Inc.	870,965

		1,631,432

Electric Utilities (1.0%):
6,140	Alliant Energy Corp.	343,717
7,376	American Electric Power Co., Inc.	598,784
3,771	Evergy, Inc.	234,556
5,063	FirstEnergy Corp.	180,344
2,734	OGE Energy Corp.	90,113

		1,447,514

Electrical Equipment (0.5%):
3,692	Eaton Corp. plc	551,253
932	Hubbell, Inc.	168,384

		719,637

Electronic Equipment, Instruments & Components (0.7%):
1,815	CDW Corp.	330,366
6,993	Corning, Inc.	255,175
1,120	Trimble, Inc.*	92,120
624	Zebra Technologies Corp., Class A*	321,622

		999,283

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services (0.2%):
10,376	Halliburton Co.	$224,329
3,188	Helmerich & Payne, Inc.	87,383

		311,712

Entertainment (2.0%):
1,477	Live Nation Entertainment, Inc.*	134,599
2,040	Netflix, Inc.*	1,245,093
8,429	Walt Disney Co. (The)*	1,425,934

		2,805,626

Equity Real Estate Investment Trusts (2.3%):
4,727	American Homes 4 Rent, Class A	180,193
2,165	American Tower Corp.	574,613
1,559	Camden Property Trust	229,906
2,293	CubeSmart	111,096
3,530	Douglas Emmett, Inc.	111,583
6,609	Duke Realty Corp.	316,373
2,664	Equity Lifestyle Properties, Inc.	208,059
4,953	Healthcare Realty Trust, Inc.	147,500
6,565	Invitation Homes, Inc.	251,637
1,178	Kilroy Realty Corp.	77,995
8,334	Medical Properties Trust, Inc.	167,263
2,751	National Retail Properties, Inc.	118,816
3,568	Sabra Health Care REIT, Inc.	52,521
1,788	Simon Property Group, Inc.	232,386
894	Sun Communities, Inc.	165,480
5,031	UDR, Inc.	266,542
1,156	WP Carey, Inc.	84,434

		3,296,397

Food & Staples Retailing (1.6%):
499	Casey’s General Stores, Inc.	94,036
2,489	Costco Wholesale Corp.	1,118,432
357	US Foods Holding Corp.*	12,374
7,403	Walmart, Inc.	1,031,830

		2,256,672

Food Products (0.8%):
1,796	Bunge, Ltd.	146,051
1,871	Lamb Weston Holdings, Inc.	114,823
12,983	Mondelez International, Inc., Class A	755,351
817	Post Holdings, Inc.*	90,001

		1,106,226

Gas Utilities (0.0%†):
1,413	UGI Corp.	60,222

Health Care Equipment & Supplies (3.1%):
9,265	Abbott Laboratories	1,094,475
4,365	Baxter International, Inc.	351,077
10,380	Boston Scientific Corp.*	450,388
4,826	Edwards Lifesciences Corp.*	546,352
247	Insulet Corp.*	70,205
776	Intuitive Surgical, Inc.*	771,460
5,744	Medtronic plc	720,010
1,025	Steris plc	209,387
548	Teleflex, Inc.	206,349

		4,419,703

Health Care Providers & Services (2.8%):
1,568	Anthem, Inc.	584,551
7,320	CVS Health Corp.	621,175
2,263	HCA Healthcare, Inc.	549,275
317	Molina Healthcare, Inc.*	86,005
4,915	UnitedHealth Group, Inc.	1,920,487
1,196	Universal Health Services, Inc., Class B	165,491

		3,926,984

Health Care Technology (0.1%):
654	Veeva Systems, Inc., Class A*	188,463

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.4%):
894	DraftKings, Inc., Class A*	$43,055
2,911	Hilton Grand Vacations, Inc.*	138,476
3,148	Hilton Worldwide Holdings, Inc.*	415,882
4,253	McDonald’s Corp.	1,025,441
5,330	Melco Resorts & Entertainment, Ltd., ADR*	54,579
3,002	Restaurant Brands International, Inc.	183,951
231	Vail Resorts, Inc.*	77,166
3,956	Wendy’s Co. (The)	85,766

		2,024,316

Household Durables (0.3%):
3,905	Newell Brands, Inc.	86,457
45	NVR, Inc.*	215,733
121	Roku, Inc.*	37,915
2,454	Toll Brothers, Inc.	135,682

		475,787

Household Products (1.4%):
1,726	Clorox Co. (The)	285,843
12,291	Procter & Gamble Co. (The)	1,718,282

		2,004,125

Industrial Conglomerates (1.4%):
3,846	3M Co.	674,666
4,609	General Electric Co.	474,865
4,004	Honeywell International, Inc.	849,969

		1,999,500

Insurance (2.0%):
10,768	Aflac, Inc.	561,336
3,061	Allstate Corp. (The)	389,696
1,162	American Financial Group, Inc.	146,215
1,935	Aon plc, Class A	552,965
2,172	Arch Capital Group, Ltd.*	82,927
3,500	Arthur J. Gallagher & Co.	520,275
1,947	Brown & Brown, Inc.	107,961
1,392	Fidelity National Financial, Inc.	63,113
2,531	Lincoln National Corp.	174,006
59	Markel Corp.*	70,513
451	RenaissanceRe Holdings, Ltd.	62,869
4,933	Unum Group	123,621

		2,855,497

Interactive Media & Services (6.8%):
537	Alphabet, Inc., Class A*	1,435,680
1,719	Alphabet, Inc., Class C*	4,581,668
9,699	Facebook, Inc., Class A*	3,291,744
292	Match Group, Inc.*	45,841
3,902	Twitter, Inc.*	235,642
307	Zillow Group, Inc., Class C*	27,059

		9,617,634

Internet & Direct Marketing Retail (4.3%):
1,713	Amazon.com, Inc.*	5,627,273
195	Booking Holdings, Inc.*	462,905
47	MercadoLibre, Inc.*	78,932

		6,169,110

IT Services (4.5%):
2,768	Automatic Data Processing, Inc.	553,378
229	Black Knight, Inc.*	16,488
217	Booz Allen Hamilton Holding Corp.	17,219
262	EPAM Systems, Inc.*	149,466
2,879	Fidelity National Information Services, Inc.	350,317
3,130	MasterCard, Inc., Class A	1,088,238
3,776	Paychex, Inc.	424,611
5,648	PayPal Holdings, Inc.*	1,469,666
38	Shopify, Inc., Class A*	51,520
296	Square, Inc., Class A*	70,993

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
164	Twilio, Inc., Class A*	$52,324
1,578	VeriSign, Inc.*	323,506
8,465	Visa, Inc., Class A	1,885,579

		6,453,305

Leisure Products (0.0%†):
30	Polaris, Inc.	3,590

Life Sciences Tools & Services (1.0%):
312	ICON plc*	81,750
952	Illumina, Inc.*	386,141
1,679	Thermo Fisher Scientific, Inc.	959,263

		1,427,154

Machinery (1.6%):
3,445	Caterpillar, Inc.	661,337
1,678	Cummins, Inc.	376,812
1,750	Deere & Co.	586,372
1,159	Parker-Hannifin Corp.	324,079
2,292	Pentair plc	166,468
719	Snap-On, Inc.	150,235
1,193	Timken Co.	78,046

		2,343,349

Media (1.1%):
20,603	Comcast Corp., Class A	1,152,326
1,004	Discovery, Inc., Class A*	25,481
627	Liberty Broadband Corp., Class C*	108,283
2,171	Liberty Global plc, Class C*	63,957
4,351	News Corp., Class B	101,074
9,768	Sirius XM Holdings, Inc.	59,585

		1,510,706

Metals & Mining (0.4%):
5,259	Freeport-McMoRan, Inc.	171,075
1,815	Southern Copper Corp.	101,894
2,558	Steel Dynamics, Inc.	149,592
1,549	Worthington Industries, Inc.	81,632

		504,193

Mortgage Real Estate Investment Trusts (0.1%):
12,352	Annaly Capital Management, Inc.	104,004

Multiline Retail (0.6%):
850	Nordstrom, Inc.*	22,482
3,419	Target Corp.	782,165

		804,647

Multi-Utilities (1.3%):
6,778	Ameren Corp.	549,018
5,748	CenterPoint Energy, Inc.	141,401
5,141	Consolidated Edison, Inc.	373,185
6,202	Public Service Enterprise Group, Inc.	377,702
4,263	WEC Energy Group, Inc.	375,996

		1,817,302

Oil, Gas & Consumable Fuels (2.5%):
1,167	Cheniere Energy, Inc.*	113,981
8,812	Chevron Corp.	893,977
9,547	ConocoPhillips	647,000
17,385	Exxon Mobil Corp.	1,022,586
1,236	HollyFrontier Corp.	40,949
9,165	Occidental Petroleum Corp.	271,101
4,210	ONEOK, Inc.	244,138
3,706	Phillips 66	259,531

		3,493,263

Personal Products (0.0%†):
555	Herbalife Nutrition, Ltd.*	23,521

Pharmaceuticals (3.8%):
12,150	Bristol-Myers Squibb Co.	718,915
3,716	Eli Lilly & Co.	858,582
33	Jazz Pharmaceuticals plc*	4,297

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
11,048	Johnson & Johnson	$1,784,252
11,107	Merck & Co., Inc.	834,247
1,197	Organon & Co.	39,250
25,244	Pfizer, Inc.	1,085,744
4,911	Viatris, Inc.	66,544

		5,391,831

Professional Services (0.3%):
1,859	CoStar Group, Inc.*	159,985
856	ManpowerGroup, Inc.	92,688
1,005	TransUnion	112,872

		365,545

Road & Rail (0.9%):
2,100	Canadian Pacific Railway, Ltd.	136,647
19,901	CSX Corp.	591,856
907	J.B. Hunt Transport Services, Inc.	151,668
892	Lyft, Inc., Class A*	47,802
1,171	Old Dominion Freight Line, Inc.	334,883
1,047	Uber Technologies, Inc.*	46,906

		1,309,762

Semiconductors & Semiconductor Equipment (5.7%):
6,116	Advanced Micro Devices, Inc.*	629,336
3,185	Analog Devices, Inc.	533,424
3,310	Applied Materials, Inc.	426,096
1,867	Broadcom, Inc.	905,364
16,797	Intel Corp.	894,944
1,551	Marvell Technology, Inc.	93,541
5,697	Micron Technology, Inc.	404,373
10,934	NVIDIA Corp.	2,265,088
5,574	Qualcomm, Inc.	718,935
1,984	Teradyne, Inc.	216,593
5,062	Texas Instruments, Inc.	972,967

		8,060,661

Software (9.7%):
2,625	Adobe, Inc.*	1,511,265
3,517	Cadence Design Systems, Inc.*	532,614
1,474	Fortinet, Inc.*	430,467
30,056	Microsoft Corp.	8,473,388
2,175	Nuance Communications, Inc.*	119,712
9,487	Oracle Corp.	826,602
298	Palo Alto Networks, Inc.*	142,742
777	PTC, Inc.*	93,077
3,331	salesforce.com, Inc.*	903,434
975	ServiceNow, Inc.*	606,713
365	SS&C Technologies Holdings, Inc.	25,331
428	Workday, Inc., Class A*	106,953
127	Zoom Video Communications, Inc., Class A*	33,211

		13,805,509

Specialty Retail (2.0%):
2,132	American Eagle Outfitters, Inc.	55,006
336	Burlington Stores, Inc.*	95,279
668	Foot Locker, Inc.	30,501
5,288	Home Depot, Inc. (The)	1,735,839
4,573	Lowe’s Cos., Inc.	927,679

		2,844,304

Technology Hardware, Storage & Peripherals (6.2%):
61,615	Apple, Inc.	8,718,522
727	Dell Technologies, Inc., Class C*	75,637

		8,794,159

Textiles, Apparel & Luxury Goods (0.7%):
315	Lululemon Athletica, Inc.*	127,480

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
5,604	Nike, Inc., Class B	$813,869

		941,349

Tobacco (0.5%):
15,612	Altria Group, Inc.	710,658

Trading Companies & Distributors (0.0%†):
517	GATX Corp.	46,302

Total Common Stocks (Cost $54,892,203)		138,948,725

Purchased Options (1.2%):
Total Purchased Options (Cost $1,568,562)		1,597,145

Shares		Value
Unaffiliated Investment Company (1.2%):
Money Markets (1.2%):
1,742,937	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(a)	1,742,937

Total Unaffiliated Investment Company (Cost $1,742,937)		1,742,937

Total Investment Securities (Cost $58,203,702) - 100.3%		142,288,807
Net other assets (liabilities) - (0.3)%		(365,197)

Net Assets - 100.0%		$141,923,610

Percentages indicated are based on net assets as of September 30, 2021.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
†	Represents less than 0.05%.
(a)	The rate represents the effective yield at September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

At September 30, 2021, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value

S&P 500 Index	Put	3975.00 USD	10/15/21	47	$186,825	$44,885
S&P 500 Index	Put	3950.00 USD	11/19/21	48	189,600	205,200
S&P 500 Index	Put	3975.00 USD	11/19/21	47	186,825	216,435
S&P 500 Index	Put	4000.00 USD	11/19/21	48	192,000	238,080
S&P 500 Index	Put	4025.00 USD	11/19/21	35	140,875	187,075
S&P 500 Index	Put	4000.00 USD	12/17/21	94	376,000	705,470

Total (Cost $1,568,562)						$1,597,145

At September 30, 2021, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value

S&P 500 Index	Call	4425.00 USD	10/15/21	36	$159,300	$(51,120)
S&P 500 Index	Call	4450.00 USD	10/15/21	36	160,200	(30,060)
S&P 500 Index	Call	4475.00 USD	10/15/21	36	161,100	(16,920)
S&P 500 Index	Call	4500.00 USD	10/15/21	36	162,000	(9,720)
S&P 500 Index	Call	4525.00 USD	10/15/21	35	158,375	(5,513)
S&P 500 Index	Call	4600.00 USD	10/15/21	35	161,000	(1,750)
S&P 500 Index	Call	4500.00 USD	11/19/21	35	157,500	(86,625)
S&P 500 Index	Call	4525.00 USD	11/19/21	35	158,375	(63,350)
S&P 500 Index	Call	4600.00 USD	11/19/21	35	161,000	(22,400)

Total (Premiums $2,552,654)						$(287,458)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (98.5%):
Aerospace & Defense (1.1%):
59,852	Airbus SE*	$7,857,247
334,981	BAE Systems plc	2,531,560
2,600	Dassault Aviation SA	291,668
2,648	Elbit Systems, Ltd.	384,376
5,550	MTU Aero Engines AG	1,254,758
811,907	Rolls-Royce Holdings plc*	1,527,243
34,814	Safran SA	4,364,410
151,200	Singapore Technologies Engineering, Ltd.	422,539
11,099	Thales SA	1,071,718

		19,705,519

Air Freight & Logistics (0.5%):
97,547	Bollore, Inc.	563,987
100,501	Deutsche Post AG	6,333,398
19,174	InPost SA*	316,237
33,300	SG Holdings Co., Ltd.	947,018
30,300	Yamato Holdings Co., Ltd.	768,263

		8,928,903

Airlines (0.1%):
15,100	ANA Holdings, Inc.*	392,092
31,786	Deutsche Lufthansa AG, Registered Shares*^	218,675
15,670	Japan Airlines Co., Ltd.*	373,050
83,673	Qantas Airways, Ltd.*	341,929
132,250	Singapore Airlines, Ltd.*	483,837

		1,809,583

Auto Components (0.9%):
15,300	Aisin Sieki Co., Ltd.	556,138
57,500	Bridgestone Corp.	2,727,379
17,097	Compagnie Generale des Establissements Michelin SCA, Class B	2,623,546
11,444	Continental AG*	1,254,454
43,800	Denso Corp.	2,871,722
8,878	Faurecia SA	413,703
3,329	Faurecia SE	157,981
10,300	Koito Manufacturing Co., Ltd.	619,412
12,500	Stanley Electric Co., Ltd.	315,129
78,500	Sumitomo Electric Industries, Ltd.	1,047,341
14,300	Toyota Industries Corp.	1,174,995
23,890	Valeo SA	666,585
1	Vitesco Technologies Group AG*	47
190,000	Xinyi Glass Holdings, Ltd.	564,410

		14,992,842

Automobiles (2.9%):
33,495	Bayerische Motoren Werke AG (BMW)	3,214,560
86,915	Daimler AG, Registered Shares	7,725,329
12,714	Ferrari NV	2,661,221
163,900	Honda Motor Co., Ltd.	5,055,409
57,400	Isuzu Motors, Ltd.	754,221
55,200	Mazda Motor Corp.*	480,753
241,500	Nissan Motor Co., Ltd.*	1,211,323
19,998	Renault SA*	713,251
104,077	Stellantis NV	1,987,087
102,332	Stellantis NV	1,957,681
64,000	Subaru Corp.	1,188,676
38,300	Suzuki Motor Corp.^	1,707,387
1,074,830	Toyota Motor Corp.^	19,229,373
3,377	Volkswagen AG	1,048,355
29,100	Yamaha Motor Co., Ltd.	810,392

		49,745,018

Banks (8.6%):
44,460	ABN AMRO Group NV*	639,639

Shares		Value
Common Stocks, continued
Banks, continued
286,708	Australia & New Zealand Banking Group, Ltd.	$5,783,124
680,411	Banco Bilbao Vizcaya Argentaria SA	4,487,752
1,755,979	Banco Santander SA	6,359,508
109,272	Bank Hapoalim BM	959,824
151,152	Bank Leumi Le-Israel Corp.	1,283,711
3,397	Banque Cantonale Vaudois, Registered Shares	258,381
1,735,656	Barclays plc	4,425,938
114,197	BNP Paribas SA	7,313,979
385,000	BOC Hong Kong Holdings, Ltd.	1,153,433
433,539	CaixaBank SA	1,344,171
50,300	Chiba Bank, Ltd. (The)	323,910
106,723	Commerzbank AG*	710,769
179,777	Commonwealth Bank of Australia	13,394,101
114,300	Concordia Financial Group, Ltd.	451,037
115,126	Credit Agricole SA	1,588,177
71,758	Danske Bank A/S	1,209,843
183,400	DBS Group Holdings, Ltd.	4,073,463
92,703	DNB Bank ASA*	2,105,460
29,064	Erste Group Bank AG	1,269,113
62,732	Finecobank Banca Fineco SpA*	1,136,716
74,400	Hang Seng Bank, Ltd.	1,269,803
2,068,814	HSBC Holdings plc	10,821,453
392,809	ING Groep NV	5,700,553
1,654,760	Intesa Sanpaolo SpA	4,693,965
117,795	Isreal Discount Bank*	622,248
39,400	Japan Post Bank Co., Ltd.	337,245
26,011	KBC Group NV	2,334,840
7,229,812	Lloyds Banking Group plc	4,496,640
64,613	Mediobanca SpA*	780,414
1,239,100	Mitsubishi UFJ Financial Group, Inc.^	7,235,389
15,040	Mizrahi Tefahot Bank, Ltd.	506,625
244,763	Mizuho Financial Group, Inc.	3,446,234
334,381	National Australia Bank, Ltd.	6,662,928
595,378	Natwest Group plc	1,806,369
329,516	Nordea Bank AB^	4,230,549
349,199	Oversea-Chinese Banking Corp., Ltd.	2,923,932
17,048	Raiffeisen International Bank-Holding AG	443,446
222,187	Resona Holdings, Inc.	884,435
40,300	Shizuoka Bank, Ltd. (The)^	331,596
162,873	Skandinaviska Enskilda Banken AB, Class A	2,295,767
81,518	Societe Generale	2,559,088
265,054	Standard Chartered plc	1,553,147
133,169	Sumitomo Mitsui Financial Group, Inc.	4,659,596
35,103	Sumitomo Mitsui Trust Holdings, Inc.	1,202,357
143,563	Svenska Handelsbanken AB, Class A	1,611,053
89,636	Swedbank AB, Class A	1,813,783
214,103	Unicredit SpA	2,831,687
122,573	United Overseas Bank, Ltd.	2,318,819
372,248	Westpac Banking Corp.	6,920,645

		147,566,655

Beverages (2.0%):
77,747	Anheuser-Busch InBev NV	4,390,425
45,700	Asahi Breweries, Ltd.	2,214,096
159,300	Budweiser Brewing Co. APAC, Ltd.	400,981
10,198	Carlsberg A/S, Class B	1,659,247
19,778	Coca-Cola European Partners plc	1,083,153
21,102	Coca-Cola HBC AG	678,155
54,381	David Campari-Milano NV	765,424
237,273	Diageo plc	11,430,843
11,986	Heineken Holding NV	1,041,798

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
26,159	Heineken NV	$2,718,943
6,000	ITO EN, Ltd.	398,488
85,600	Kirin Holdings Co., Ltd.	1,590,149
21,347	Pernod Ricard SA	4,667,701
2,253	Remy Cointreau SA^	436,617
14,600	Suntory Beverage & Food, Ltd.	606,602
69,034	Treasury Wine Estates, Ltd.	613,578

		34,696,200

Biotechnology (0.9%):
4,510	Argenx SE*	1,360,925
46,123	CSL, Ltd.	9,724,267
6,819	Genmab A/S*	2,979,625
31,583	Grifols SA	769,988
9,300	Peptidream, Inc.*	302,810

		15,137,615

Building Products (1.2%):
18,700	AGC, Inc.	957,233
104,275	ASSA Abloy AB, Class B	3,024,616
51,463	Compagnie de Saint-Gobain SA	3,465,686
25,100	Daikin Industries, Ltd.	5,399,453
3,746	Geberit AG, Registered Shares	2,752,863
15,267	Kingspan Group plc	1,509,965
28,000	Lixil Corp.	813,758
142,128	Nibe Industrier AB, Class B	1,785,921
817	ROCKWOOL International A/S, Class B	349,394
14,700	TOTO, Ltd.	698,523

		20,757,412

Capital Markets (2.8%):
96,154	3i Group plc	1,656,000
6,085	Amundi SA	513,063
20,141	ASX, Ltd.	1,176,323
254,653	Credit Suisse Group AG	2,525,237
150,300	Daiwa Securities Group, Inc.^	878,062
207,977	Deutsche Bank AG, Registered Shares*	2,667,012
19,233	Deutsche Boerse AG	3,130,461
30,266	EQT AB	1,247,123
5,295	Futu Holdings, Ltd., ADR*^	481,951
37,543	Hargreaves Lansdown plc	720,643
121,493	Hong Kong Exchanges & Clearing, Ltd.	7,374,651
53,000	Japan Exchange Group, Inc.	1,315,526
23,284	Julius Baer Group, Ltd.	1,540,284
33,779	London Stock Exchange Group plc	3,374,276
35,024	Macquarie Group, Ltd.	4,594,285
12,753	Magellan Financial Group, Ltd.	324,964
319,600	Nomura Holdings, Inc.^	1,571,101
2,309	Partners Group Holding AG	3,595,023
25,290	SBI Holdings, Inc.	624,045
13,061	Schroders plc	627,199
73,500	Singapore Exchange, Ltd.	537,949
52,207	St. James Place plc	1,057,501
370,719	UBS Group AG	5,925,035

		47,457,714

Chemicals (3.5%):
48,253	Air Liquide SA	7,719,811
19,827	Akzo Nobel NV	2,158,696
6,387	Arkema SA	844,781
130,500	Asahi Kasei Corp.	1,393,107
93,243	BASF SE	7,103,511
11,119	Christian Hansen Holding A/S	908,171
21,010	Clariant AG	393,702
18,813	Covestro AG	1,291,936
13,801	Croda International plc	1,575,778

Shares		Value
Common Stocks, continued
Chemicals, continued
671	EMS-Chemie Holding AG	$631,668
21,816	Evonik Industries AG	690,894
6,565	FUCHS PETROLUB SE	307,106
942	Givaudan SA, Registered Shares	4,303,109
73,284	ICL Group, Ltd.	533,326
20,134	Johnson Matthey plc	726,086
19,500	JSR Corp.	706,951
18,800	Kansai Paint Co., Ltd.	467,520
17,931	Koninklijke DSM NV	3,583,558
7,976	Lanxess AG	542,298
133,200	Mitsubishi Chemical Holdings Corp.	1,217,290
18,100	Mitsubishi Gas Chemical Co., Inc.	357,500
19,400	Mitsui Chemicals, Inc.	651,441
74,000	Nippon Paint Holdings Co., Ltd.	805,101
13,900	Nippon Sanso Holdings Corp.	349,845
12,000	Nissan Chemical Corp.	700,518
14,500	Nitto Denko Corp.	1,033,428
20,528	Novozymes A/S, Class B	1,405,643
40,418	Orica, Ltd.	398,286
36,200	Shin-Etsu Chemical Co., Ltd.	6,106,485
14,245	Sika AG	4,506,347
7,710	Solvay SA	959,264
155,000	Sumitomo Chemical Co., Ltd.^	808,661
12,772	Symrise AG	1,684,692
133,000	Toray Industries, Inc.	849,522
28,400	Tosoh Corp.^	515,420
19,106	Umicore SA	1,132,038
16,878	Yara International ASA	835,676

		60,199,166

Commercial Services & Supplies (0.4%):
142,584	Brambles, Ltd.	1,108,778
22,100	Dai Nippon Printing Co., Ltd.	535,283
24,045	Edenred	1,294,912
192,916	Rentokil Initial plc	1,511,179
21,800	SECOM Co., Ltd.	1,582,111
32,576	Securitas AB, Class B	516,826
8,200	Sohgo Security Services Co., Ltd.	370,296
26,200	TOPPAN, INC.	445,662

		7,365,047

Communications Equipment (0.4%):
545,510	Nokia OYJ*	3,000,683
295,809	Telefonaktiebolaget LM Ericsson, Class B^	3,344,602

		6,345,285

Construction & Engineering (0.7%):
23,915	ACS Actividades de Construccion y Servicios SA^	641,124
23,768	Bouygues SA	980,732
8,666	Eiffage SA	874,126
46,929	Ferrovial SA	1,360,873
42,800	Kajima Corp.^	551,618
69,500	Obayashi Corp.	577,156
60,400	Shimizu Corp.^	455,265
35,392	Skanska AB, Class B	887,386
20,600	Taisei Corp.	663,369
53,700	Vinci SA	5,561,727

		12,553,376

Construction Materials (0.5%):
79,960	CRH plc	3,729,326
14,390	HeidelbergCement AG	1,079,088
52,748	Holcim, Ltd.	2,538,143
46,209	James Hardie Industries SE	1,657,122

		9,003,679

Consumer Finance (0.0%†):
36,500	ACOM Co., Ltd.^	133,921

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
—	Isracard, Ltd.	$2

		133,923

Containers & Packaging (0.1%):
25,497	Smurfit Kappa Group plc	1,336,426

Diversified Financial Services (0.8%):
3,632	Eurazeo Se	341,297
11,283	EXOR NV	950,658
10,956	Groupe Bruxelles Lambert SA	1,204,336
11,117	Industrivarden AB, Class A	354,467
16,614	Industrivarden AB, Class C	512,048
185,759	Investor AB, Class B*	3,978,921
23,067	Kinnevik AB, Class B*	813,622
7,907	L E Lundbergforetagen AB	431,966
270,482	M&G plc	740,150
63,300	Mitsubishi HC Capital, Inc.	332,690
122,600	ORIX Corp.	2,291,454
1,656	Sofina SA	656,868
228,152	Standard Life Aberdeen plc	783,173
3,900	Tokyo Century Corp.	220,164
2,640	Wendel	366,022

		13,977,836

Diversified Telecommunication Services (1.9%):
888,641	BT Group plc*	1,908,242
51,678	Cellnex Telecom SAU	3,185,115
338,434	Deutsche Telekom AG, Registered Shares	6,822,668
14,797	Elisa OYJ	918,582
404,525	HKT Trust & HKT, Ltd.	553,256
34,963	Infrastrutture Wireless Italiane SpA	389,845
349,796	Koninklijke KPN NV	1,096,844
130,804	Nippon Telegraph & Telephone Corp.	3,616,572
199,787	Orange SA	2,164,076
15,181	Proximus SADP	300,097
807,800	Singapore Telecommunications, Ltd.	1,457,826
193,685	Spark New Zealand, Ltd.	638,341
2,695	Swisscom AG, Registered Shares	1,547,687
576,307	Telecom Italia SpA	232,969
1,036,625	Telecom Italia SpA	406,183
87,057	Telefonica Deutschland Holding AG	247,775
525,417	Telefonica SA	2,448,633
72,797	Telenor ASA	1,223,199
276,553	Telia Co AB	1,140,720
433,064	Telstra Corp., Ltd.	1,220,343
9,884	United Internet AG, Registered Shares	384,552

		31,903,525

Electric Utilities (1.8%):
193,004	AusNet Services	352,907
62,500	Chubu Electric Power Co., Inc.	741,478
65,570	CK Infrastructure Holdings, Ltd.	364,316
171,000	CLP Holdings, Ltd.	1,644,788
288,800	EDP - Energias de Portugal SA	1,514,758
50,077	Electricite de France	628,777
2,734	Elia Group SA/NV	326,505
33,044	Endesa SA	666,356
826,304	Enel SpA	6,343,149
46,207	Fortum OYJ	1,405,069
292,500	HK Electric Investments, Ltd.	290,390
605,735	Iberdrola SA	6,049,023
68,100	Kansai Electric Power Co., Inc. (The)	660,963
61,309	Mercury NZ, Ltd.	274,153
19,089	Orsted A/S	2,519,045
144,500	Power Assets Holdings, Ltd.	846,884
41,252	Red Electrica Corp SA	824,453
104,523	Scottish & Southern Energy plc	2,194,504

Shares		Value
Common Stocks, continued
Electric Utilities, continued
41,578	Siemens Energy AG*	$1,117,151
135,086	Terna SpA	958,018
47,600	Tohoku Electric Power Co., Inc.^	350,763
159,400	Tokyo Electric Power Co. Holdings, Inc.*	457,227
6,614	Verbund AG, Class A	668,028

		31,198,705

Electrical Equipment (1.8%):
175,620	ABB, Ltd.	5,854,733
13,400	Fuji Electric Co., Ltd.	610,678
27,041	Legrand SA	2,899,860
183,500	Mitsubishi Electric Corp.	2,552,538
45,700	Nidec Corp.	5,070,423
24,934	Prysmian SpA	874,588
54,543	Schneider Electric SA	9,067,141
25,813	Siemens Gamesa Renewable Energy	652,390
102,711	Vestas Wind Systems A/S	4,112,900

		31,695,251

Electronic Equipment, Instruments & Components (2.2%):
12,800	Azbil Corp.	550,254
39,497	Halma plc	1,506,420
14,600	Hamamatsu Photonics KK	905,821
199,849	Hexagon AB, Class B	3,080,469
3,214	Hirose Electric Co., Ltd.	535,280
97,620	Hitachi, Ltd.	5,789,042
11,000	Ibiden Co., Ltd.	608,178
19,680	Keyence Corp.	11,793,552
33,400	Kyocera Corp.	2,088,274
58,600	Murata Manufacturing Co., Ltd.	5,216,971
18,400	Omron Corp.	1,824,008
22,900	Shimadzu Corp.	1,006,048
38,100	TDK Corp.	1,376,633
27,200	Venture Corp., Ltd.	358,531
23,300	Yaskawa Electric Corp.	1,120,992
21,900	Yokogawa Electric Corp.	382,977

		38,143,450

Energy Equipment & Services (0.0%†):
49,170	Tenaris SA	518,451

Entertainment (0.9%):
18,300	Capcom Co., Ltd.	508,360
46,866	Embracer Group AB*	450,707
5,980	Koei Tecmo Holdings Co., Ltd.	284,485
9,900	Konami Holdings Corp.	621,346
50,800	Nexon Co., Ltd.	819,712
11,200	Nintendo Co., Ltd.	5,449,074
7,086	Sea, Ltd., ADR*	2,258,521
8,000	Square Enix Holdings Co., Ltd.	421,606
10,900	Toho Co., Ltd.	514,289
8,761	UbiSoft Entertainment SA*	525,428
71,712	Universal Music Group NV*^	1,919,856
71,712	Vivendi Universal SA^	904,411

		14,677,795

Equity Real Estate Investment Trusts (1.3%):
334,683	Ascendas Real Estate Investment Trust	736,786
85,015	British Land Co. plc	561,401
481,204	CapitaLand Mall Trust	715,460
5,555	Covivio	464,443
206	Daiwahouse Residential Investment Corp.	603,698
112,989	Dexus	874,061
4,954	Gecina SA	664,035
449	GLP J-REIT	738,151

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
167,631	Goodman Group	$2,601,661
202,654	GPT Group	738,118
675	Japan Metropolitan Fund Invest	649,006
130	Japan Real Estate Investment Corp.^	778,818
20,015	Klepierre	445,579
67,234	Land Securities Group plc	625,699
207,000	Link REIT (The)	1,769,119
235,300	Mapletree Commercial Trust	357,475
311,894	Mapletree Logistics Trust	465,346
377,732	Mirvac Group	810,191
155	Nippon Building Fund, Inc.	1,006,973
212	Nippon Prologis REIT, Inc.	709,030
441	Nomura Real Estate Master Fund, Inc.	635,580
251	Orix JREIT, Inc.	437,285
539,983	Scentre Group	1,161,617
118,843	SERGO plc	1,906,720
248,341	Stockland	793,959
12,965	Unibail-Rodamco-Westfield*	948,128
281	United Urban Investment Corp.	380,196
410,409	Vicinity Centres	488,890

		23,067,425

Food & Staples Retailing (1.7%):
68,000	AEON Co., Ltd.	1,789,767
63,796	Carrefour SA	1,148,206
132,156	Coles Group, Ltd.	1,612,486
5,622	Colruyt SA	286,362
2,200	Cosmos Pharmaceutical Corp.	375,246
131,643	Endeavour Group, Ltd.	660,906
10,651	ICA Gruppen AB	488,543
155,527	J Sainsbury plc	595,471
26,690	Jeronimo Martins SGPS SA	531,402
28,415	Kesko OYJ, Class B	980,701
13,900	Kobe Bussan Co., Ltd.	453,872
106,126	Koninklijke Ahold Delhaize NV	3,517,968
5,100	LAWSON, Inc.	250,434
76,400	Seven & I Holdings Co., Ltd.	3,467,463
778,927	Tesco plc	2,641,491
3,700	Tsuruha Holdings, Inc.	457,163
9,400	Welcia Holdings Co., Ltd.	338,006
113,933	Wesfarmers, Ltd.	4,583,985
250,695	William Morrison Supermarkets plc	993,526
128,657	Woolworths Group, Ltd.	3,652,446

		28,825,444

Food Products (3.2%):
70,514	A2 Milk Co., Ltd.*	313,827
48,600	Ajinomoto Co., Inc.	1,438,259
37,063	Associated British Foods plc	920,765
343	Barry Callebaut AG, Registered Shares	776,138
11	Chocoladefabriken Lindt & Spruengli AG	1,291,886
66,689	Danone SA	4,551,258
7,602	JDE Peet’s NV	225,774
15,924	Kerry Group plc, Class A	2,131,686
15,100	Kikkoman Corp.	1,227,273
107	Lindt & Spruengli AG	1,198,855
13,052	Meiji Holdings Co., Ltd.^	843,661
45,728	Mowi ASA	1,154,513
292,301	Nestle SA, Registered Shares	35,174,998
8,400	NH Foods, Ltd.	317,793
19,545	Nisshin Seifun Group, Inc.	325,893
5,900	Nissin Foods Holdings Co., Ltd.	474,316
78,138	Orkla ASA, Class A	716,356
8,700	Toyo Suisan Kaisha, Ltd.	386,455
769,797	WH Group, Ltd.	547,644

Shares		Value
Common Stocks, continued
Food Products, continued
199,900	Wilmar International, Ltd.	$614,265
13,400	Yakult Honsha Co., Ltd.	679,479

		55,311,094

Gas Utilities (0.3%):
122,751	APA Group	770,508
31,734	Gas Natural SDG SA	798,841
1,109,135	Hong Kong & China Gas Co., Ltd.	1,680,089
39,000	Osaka Gas Co., Ltd.	716,941
7,100	Toho Gas Co., Ltd.	310,212
39,300	Tokyo Gas Co., Ltd.	731,983

		5,008,574

Health Care Equipment & Supplies (2.6%):
50,916	Alcon, Inc.	4,125,350
17,860	Ambu A/S, Class B	527,642
22,200	Asahi Intecc Co., Ltd.	609,149
4,310	BioMerieux	489,430
4,187	Carl Zeiss Meditec AG	804,752
6,839	Cochlear, Ltd.	1,079,942
11,847	Coloplast A/S, Class B	1,857,207
10,100	Demant A/S*	508,729
2,417	DiaSorin SpA	507,210
28,773	EssilorLuxottica SA	5,501,153
59,962	Fisher & Paykel Healthcare Corp., Ltd.	1,317,970
12,113	GN Store Nord A/S	825,654
37,600	HOYA Corp.	5,881,354
92,917	Koninklijke Philips NV	4,117,811
117,100	Olympus Corp.	2,572,010
2,597	Sartorius AG	1,653,678
29,006	Siemens Healthineers AG	1,887,177
91,252	Smith & Nephew plc	1,566,891
5,502	Sonova Holding AG, Registered Shares	2,075,407
1,031	Straumann Holding AG, Registered Shares, Class R	1,845,278
17,400	Sysmex Corp.	2,149,733
64,900	Terumo Corp.	3,051,652

		44,955,179

Health Care Providers & Services (0.5%):
12,628	Amplifon SpA	601,703
21,329	Fresenius Medical Care AG & Co., KGaA	1,502,893
41,738	Fresenius SE & Co. KGaA	2,006,471
20,600	Medipal Holdings Corp.	388,641
5,013	Orpea	580,494
19,049	Ramsay Health Care, Ltd.	958,018
46,943	Ryman Healthcare, Ltd.	485,456
47,226	Sonic Healthcare, Ltd.	1,386,256

		7,909,932

Health Care Technology (0.2%):
44,500	M3, Inc.	3,177,264

Hotels, Restaurants & Leisure (1.5%):
17,675	Accor SA*	625,618
57,201	Aristocrat Leisure, Ltd.	1,914,372
181,138	Compass Group plc*	3,705,591
42,095	Crown Resorts, Ltd.*	291,094
5,969	Domino’s Pizza Enterprises, Ltd.	688,047
17,109	Evolution AB	2,601,694
16,871	Flutter Entertainment plc*	3,334,823
226,000	Galaxy Entertainment Group, Ltd.*	1,140,330
653,157	Genting Singapore, Ltd.	344,107
60,885	GVC Holdings plc*	1,742,633
19,003	InterContinental Hotels Group plc*	1,218,351
9,051	La Francaise des Jeux SAEM	465,524
7,029	McDonald’s Holdings Co., Ltd.	331,816

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
25,792	Melco Resorts & Entertainment, Ltd., ADR*	$264,110
20,200	Oriental Land Co., Ltd.	3,271,828
252,332	Sands China, Ltd.*	517,133
160,987	SJM Holdings, Ltd.*	108,926
9,204	Sodexo SA*	805,834
216,784	Tabcorp Holdings, Ltd.	767,137
20,998	Whitbread plc*	933,758
128,800	Wynn Macau, Ltd.*	107,584

		25,180,310

Household Durables (1.6%):
105,941	Barratt Developments plc	934,735
10,916	Berkeley Group Holdings plc	639,326
19,600	Casio Computer Co., Ltd.^	325,042
23,465	Electrolux AB, Series B, Class B^	542,068
41,082	Husqvarna AB, Class B	490,291
16,200	Iida Group Holdings Co., Ltd.	417,018
222,600	Panasonic Corp.	2,763,316
33,195	Persimmon plc	1,182,696
3,700	Rinnai Corp.	405,536
2,943	SEB SA	414,919
39,700	Sekisui Chemical Co., Ltd.	683,610
59,900	Sekisui House, Ltd.	1,258,913
24,500	Sharp Corp.	310,214
127,700	Sony Group Corp.	14,222,772
351,444	Taylor Wimpey plc	725,725
138,500	Techtronic Industries Co., Ltd.	2,715,165

		28,031,346

Household Products (0.6%):
60,537	Essity AB, Class B	1,879,682
10,811	Henkel AG & Co. KGaA	932,673
22,400	Lion Corp.	362,428
10,300	Pigeon Corp.	239,900
72,982	Reckitt Benckiser Group plc	5,711,409
40,000	Unicharm Corp.	1,774,316

		10,900,408

Independent Power and Renewable Electricity Producers (0.1%):
27,555	EDP Renovaveis SA	678,524
123,351	Meridian Energy, Ltd.	418,119
8,605	Uniper SE	359,133

		1,455,776

Industrial Conglomerates (1.2%):
268,244	CK Hutchison Holdings, Ltd.	1,778,869
9,292	DCC plc	768,977
15,609	Investment AB Latour, Class B	483,143
22,500	Jardine Matheson Holdings, Ltd.	1,183,292
159,300	Keppel Corp., Ltd.	605,505
454,887	Melrose Industries plc	1,052,457
77,435	Siemens AG, Registered Shares	12,726,860
41,236	Smiths Group plc	790,334
42,600	Toshiba Corp.	1,786,623

		21,176,060

Insurance (4.8%):
20,063	Admiral Group plc	837,178
171,254	AEGON NV	879,098
18,216	Ageas NV	901,393
1,227,200	AIA Group, Ltd.	14,130,607
41,730	Allianz SE, Registered Shares+	9,410,707
114,776	Assicurazioni Generali SpA	2,441,523
392,685	Aviva plc	2,089,731
194,731	AXA SA	5,416,705
4,823	Baloise Holding AG, Registered Shares	735,502
20,053	CNP Assurances SA	318,067

Shares		Value
Common Stocks, continued
Insurance, continued
101,400	Dai-ichi Life Holdings, Inc.	$2,208,183
128,421	Direct Line Insurance Group plc	500,972
19,206	Gjensidige Forsikring ASA	425,491
6,273	Hannover Rueck SE	1,098,535
256,458	Insurance Australia Group, Ltd.	903,586
163,900	Japan Post Holdings Co., Ltd.	1,379,662
25,100	Japan Post Insurance Co., Ltd.	454,327
597,220	Legal & General Group plc	2,254,934
266,611	Medibank Private, Ltd.	689,192
46,311	MS&AD Insurance Group Holdings, Inc.^	1,545,431
14,257	Muenchener Rueckversicherungs-Gesellschaft AG	3,907,262
27,506	NN Group NV	1,435,284
65,334	Phoenix Group Holdings plc	564,880
56,002	Poste Italiane SpA	770,649
262,586	Prudential plc	5,096,739
143,233	QBE Insurance Group, Ltd.	1,194,676
50,137	Sampo Oyj, Class A	2,487,485
15,006	SCOR SA	430,032
33,025	Sompo Holdings, Inc.^	1,430,480
133,228	Suncorp Group, Ltd.	1,196,396
3,157	Swiss Life Holding AG, Registered Shares	1,601,134
30,435	Swiss Re AG	2,592,930
57,636	T&D Holdings, Inc.	787,279
63,800	Tokio Marine Holdings, Inc.	3,421,899
37,459	Tryg A/S	851,134
15,243	Zurich Insurance Group AG	6,216,309

		82,605,392

Interactive Media & Services (0.3%):
25,768	Adevinta ASA*	441,093
100,515	Auto Trader Group plc	795,247
13,000	Kakaku.com, Inc.	420,915
5,498	REA Group, Ltd.	625,021
8,529	Scout24 AG	591,944
276,000	Z Holdings Corp.	1,771,470

		4,645,690

Internet & Direct Marketing Retail (1.0%):
16,337	Delivery Hero SE*	2,091,763
16,359	HelloFresh SE*	1,514,322
17,726	Just Eat Takeaway*	1,291,532
10,800	Mercari, Inc.*	594,638
50,636	Ocado Group plc*	1,126,046
94,401	Prosus NV	7,433,880
90,100	Rakuten, Inc.	871,992
22,814	Zalando SE*	2,096,187
13,200	ZOZO, Inc.	494,333

		17,514,693

IT Services (1.7%):
2,019	Adyen NV*	5,613,217
22,575	Afterpay, Ltd.*	1,952,582
45,406	Amadeus IT Group SA*	2,982,444
9,627	Atos SE	512,531
8,520	Bechtle AG	584,447
16,281	Capgemini SA	3,385,519
58,666	Computershare, Ltd.	767,597
19,900	Fujitsu, Ltd.	3,614,538
3,900	GMO Payment Gateway, Inc.	494,179
9,500	Itochu Techno-Solutions Corp.	310,185
45,718	Nexi SpA*	852,838
34,138	Nomura Research Institute, Ltd.	1,258,310
61,400	NTT Data Corp.	1,189,748
6,800	OBIC Co., Ltd.	1,301,337
12,500	Otsuka Corp.	642,714
13,500	SCSK Corp.	285,517

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
24,000	TIS, Inc.	$656,064
5,789	Wix.com, Ltd.*	1,134,470
23,655	Worldline SA*	1,804,549

		29,342,786

Leisure Products (0.3%):
20,800	Bandai Namco Holdings, Inc.	1,562,187
7,400	Shimano, Inc.	2,156,058
13,900	Yamaha Corp.	873,985

		4,592,230

Life Sciences Tools & Services (0.6%):
13,231	Eurofins Scientific SE	1,696,481
7,619	Lonza Group AG, Registered Shares	5,709,004
22,367	Qiagen NV*	1,162,809
2,877	Sartorius Stedim Biotech	1,605,681

		10,173,975

Machinery (2.9%):
32,729	Alfa Laval AB	1,220,014
32,515	Alstom SA	1,233,505
39,031	Atlas Copco AB	1,996,001
68,550	Atlas Copco AB, Class A	4,159,832
106,459	CNH Industrial NV	1,802,353
10,500	Daifuku Co., Ltd.	987,475
68,561	Epiroc AB, Class A	1,413,737
41,269	Epiroc AB, Class B	729,444
19,500	FANUC Corp.	4,269,390
15,961	GEA Group AG	731,372
3,900	Harmonic Drive Systems, Inc.	188,112
29,600	Hino Motors, Ltd.	277,696
10,100	Hitachi Construction Machinery Co., Ltd.	286,142
5,700	Hoshizaki Corp.	519,064
7,507	Kion Group AG	702,387
6,939	Knorr-Bremse AG	744,523
91,100	Komatsu, Ltd.	2,190,846
34,257	Kone OYJ, Class B	2,401,840
102,900	Kubota Corp.	2,195,483
9,900	Kurita Water Industries, Ltd.	478,367
23,300	Makita Corp.	1,271,689
37,800	MINEBEA MITSUMI, Inc.	965,325
27,700	Misumi Group, Inc.	1,177,249
33,300	Mitsubishi Heavy Industries, Ltd.	899,173
8,000	Miura Co., Ltd.	321,010
10,700	Nabtesco Corp.	405,380
25,300	NGK Insulators, Ltd.	429,697
42,600	NSK, Ltd.^	289,156
533	Rational AG	502,522
113,923	Sandvik AB	2,600,945
4,236	Schindler Holding AG	1,133,688
1,874	Schindler Holding AG, Registered Shares	481,881
39,703	SKF AB, Class B	934,754
5,800	SMC Corp.	3,629,130
7,671	Spirax-Sarco Engineering plc	1,541,403
12,100	THK Co., Ltd.	266,813
18,388	Volvo AB, Class A	417,024
144,708	Volvo AB, Class B	3,252,428
50,587	Wartsila OYJ Abp, Class B	605,700

		49,652,550

Marine (0.4%):
331	A.P. Moeller - Maersk A/S, Class A	847,082
596	A.P. Moeller - Maersk A/S, Class B	1,612,437
5,618	Kuehne & Nagel International AG, Registered Shares	1,909,289
15,800	Nippon Yusen KK	1,188,611

Shares		Value
Common Stocks, continued
Marine, continued
138,000	SITC International Holdings Co., Ltd.	$492,009

		6,049,428

Media (0.5%):
42,100	Cyberagent, Inc.	815,463
20,777	Dentsu Group, Inc.	799,428
22,700	Hakuhodo DY Holdings, Inc.	391,677
156,276	Informa plc*	1,144,944
80,532	Pearson plc	769,880
23,197	Publicis Groupe SA	1,561,967
7,838	Schibsted ASA, Class A	372,626
9,116	Schibsted ASA, Class B	385,816
120,890	WPP plc	1,624,179

		7,865,980

Metals & Mining (2.8%):
130,612	Anglo American plc	4,504,776
41,026	Antofagasta plc	736,969
74,575	ArcelorMittal	2,249,909
213,757	BHP Group plc	5,326,738
298,264	BHP Group, Ltd.	8,014,868
52,411	BlueScope Steel, Ltd.	760,198
28,553	Boliden AB	918,902
182,201	Evolution Mining, Ltd.	461,622
45,492	EVRAZ plc	362,919
170,577	Fortescue Metals Group, Ltd.	1,798,452
1,019,925	Glencore plc	4,815,949
23,100	Hitachi Metals, Ltd.	447,646
47,600	JFE Holdings, Inc.	710,348
84,951	Newcrest Mining, Ltd.	1,392,427
88,948	Nippon Steel Corp.^	1,592,095
139,912	Norsk Hydro ASA	1,044,466
107,364	Northern Star Resources, Ltd.	661,196
114,469	Rio Tinto plc	7,556,828
37,494	Rio Tinto, Ltd.	2,663,770
455,650	South32, Ltd.	1,156,321
25,700	Sumitomo Metal & Mining Co., Ltd.	927,576
11,188	Voestalpine AG	411,155

		48,515,130

Multiline Retail (0.2%):
13,831	Next plc	1,516,570
40,200	Pan Pacific International Holdings Corp.	833,271
26,600	Ryohin Keikaku Co., Ltd.	591,880

		2,941,721

Multi-Utilities (0.8%):
58,491	AGL Energy, Ltd.	242,031
226,611	E.ON SE	2,772,101
183,694	Engie Group	2,410,576
362,174	National Grid plc	4,307,530
66,833	RWE AG	2,362,328
35,955	Suez	819,818
56,065	Veolia Environnement SA	1,715,516

		14,629,900

Oil, Gas & Consumable Fuels (3.6%):
25,826	Ampol, Ltd.	518,159
2,052,377	BP plc	9,295,987
22,895	Enagas SA	508,767
319,220	ENEOS Holdings, Inc.	1,303,695
255,346	ENI SpA	3,399,297
97,838	Equinor ASA	2,494,199
52,149	Galp Energia SGPS SA	590,507
20,687	Idemitsu Kosan Co., Ltd.	546,200
106,500	INPEX Corp.	833,602
7,184	Koninklijke Vopak NV	282,378
20,822	Lundin Energy AB	773,239
42,511	Neste Oyj	2,398,960

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
187,946	Oil Search, Ltd.	$594,815
15,404	OMV AG	925,496
183,228	Origin Energy, Ltd.	617,382
147,155	Repsol SA	1,911,069
417,567	Royal Dutch Shell plc, Class A	9,223,485
376,440	Royal Dutch Shell plc, Class B	8,338,537
195,041	Santos, Ltd.	1,005,378
209,789	Snam SpA	1,162,722
253,563	TotalEnergies SE	12,148,916
21,943	Washington H. Soul Pattinson & Co., Ltd.^	619,124
100,106	Woodside Petroleum, Ltd.	1,722,245

		61,214,159

Paper & Forest Products (0.3%):
47,327	Mondi plc	1,156,617
79,100	Oji Holdings Corp.	399,190
56,138	Stora Enso OYJ, Registered Shares, Class R	932,004
63,032	Svenska Cellulosa AB SCA, Class B	974,384
55,527	UPM-Kymmene OYJ	1,961,639

		5,423,834

Personal Products (1.9%):
10,487	Beiersdorf AG	1,133,645
48,600	Kao Corp.	2,896,074
5,200	Kobayashi Pharmaceutical Co., Ltd.	411,873
3,700	Kose Corp.	443,545
25,619	L’Oreal SA	10,572,148
10,200	Pola Orbis Holdings, Inc.	235,303
40,300	Shiseido Co., Ltd.	2,716,449
265,339	Unilever plc	14,341,578

		32,750,615

Pharmaceuticals (8.1%):
188,400	Astellas Pharma, Inc.^	3,106,880
156,902	AstraZeneca plc	18,885,785
98,959	Bayer AG, Registered Shares	5,396,704
67,600	Chugai Pharmaceutical Co., Ltd.	2,476,684
177,000	Daiichi Sankyo Co., Ltd.	4,722,610
23,600	Eisai Co., Ltd.	1,777,447
509,899	GlaxoSmithKline plc	9,623,180
18,438	Hikma Pharmaceuticals plc	606,490
5,000	Hisamitsu Pharmaceutical Co., Inc.	189,688
3,643	Ipsen SA	347,741
28,100	Kyowa Kirin Co., Ltd.	1,013,442
13,066	Merck KGaA	2,840,946
5,400	Nippon Shinyaku Co., Ltd.^	449,937
226,139	Novartis AG, Registered Shares	18,555,478
171,391	Novo Nordisk A/S, Class B	16,488,081
35,400	Ono Pharmaceutical Co., Ltd.	807,491
10,166	Orion OYJ, Class B	402,329
40,600	Otsuka Holdings Co., Ltd.	1,730,959
10,485	Recordati SpA	609,808
71,281	Roche Holding AG	26,014,888
3,329	Roche Holding AG	1,367,025
115,123	Sanofi	11,080,817
33,800	Santen Pharmaceutical Co., Ltd.	477,031
26,300	Shionogi & Co., Ltd.	1,801,937
17,800	Sumitomo Dainippon Pharma Co., Ltd.	318,073
3,300	Taisho Pharmaceutical Holdings Co., Ltd.	192,971
161,273	Takeda Pharmacuetical Co., Ltd.^	5,346,564
114,076	Teva Pharmaceutical Industries, Ltd., ADR*	1,111,100
13,153	UCB SA	1,463,278

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
5,072	Vifor Pharma AG	$656,828

		139,862,192

Professional Services (1.8%):
16,122	Adecco SA, Registered Shares	807,534
28,499	Bureau Veritas SA	874,572
93,365	Experian plc	3,877,886
16,791	Intertek Group plc	1,120,799
31,500	Nihon M&A Center, Inc.	928,352
16,700	Persol Holdings Co., Ltd.	418,510
12,440	Randstad NV^	831,262
138,000	Recruit Holdings Co., Ltd.	8,415,726
195,070	RELX plc	5,620,587
33,025	Seek, Ltd.	735,025
601	SGS SA, Registered Shares	1,747,847
6,110	Teleperformance	2,403,704
27,052	Wolters Kluwer NV	2,859,100

		30,640,904

Real Estate Management & Development (1.6%):
103,938	Aroundtown SA	717,972
4,494	Azrieli Group	404,299
74,028	BGP Holdings plc*(a)	—
274,500	Capitaland Investment, Ltd. / Singapore*	687,514
33,900	City Developments, Ltd.	171,121
193,744	CK Asset Holdings, Ltd.	1,113,520
7,000	Daito Trust Construction Co., Ltd.	817,382
56,100	Daiwa House Industry Co., Ltd.^	1,873,801
34,104	Deutsche Wohnen SE	2,090,371
196,400	ESR Cayman, Ltd.*	592,911
10,270	Fastighets AB Balder*	616,231
206,000	Hang Lung Properties, Ltd.	468,291
150,956	Henderson Land Development Co., Ltd.	573,059
125,800	Hongkong Land Holdings, Ltd.	602,068
25,500	Hulic Co., Ltd.	284,326
7,501	LEG Immobilien SE	1,061,116
72,800	Lend Lease Group	564,971
117,400	Mitsubishi Estate Co., Ltd.	1,869,861
91,400	Mitsui Fudosan Co., Ltd.	2,177,433
158,655	New World Development Co., Ltd.	643,798
12,300	Nomura Real Estate Holdings, Inc.	320,585
368,601	Sino Land Co., Ltd.	495,949
32,200	Sumitomo Realty & Development Co., Ltd.	1,175,143
135,500	Sun Hung Kai Properties, Ltd.	1,683,961
57,464	Swire Pacific, Ltd., Class A	340,610
125,200	Swire Properties, Ltd.	313,273
7,294	Swiss Prime Site AG	710,446
36,896	UOL Group, Ltd.	185,513
55,929	Vonovia SE	3,361,627
158,300	Wharf Real Estate Investment Co., Ltd.	817,853

		26,735,005

Road & Rail (1.0%):
197,101	Aurizon Holdings, Ltd.	536,714
14,300	Central Japan Railway Co.	2,285,894
20,391	DSV PANALPINA A/S	4,869,110
30,013	East Japan Railway Co.	2,105,557
24,100	Hankyu Hanshin Holdings, Inc.	760,486
10,000	Keio Corp.^	535,438
14,200	Keisei Electric Railway Co., Ltd.	471,088
16,600	Kintetsu Group Holdings Co., Ltd.*	560,369
160,994	MTR Corp., Ltd.	864,357
8,100	Nippon Express Co., Ltd.	558,146
28,800	Odakyu Electric Railway Co., Ltd.	667,248
20,700	Tobu Railway Co., Ltd.	558,276

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Road & Rail, continued
52,000	Tokyu Corp.	$774,457
21,900	West Japan Railway Co.	1,090,709

		16,637,849

Semiconductors & Semiconductor Equipment (3.2%):
19,800	Advantest Corp.	1,774,158
4,922	ASM International NV	1,921,492
42,561	ASML Holding NV	31,391,961
2,700	Disco Corp.	755,882
133,641	Infineon Technologies AG	5,493,149
7,800	Lasertec Corp.	1,771,997
130,400	Renesas Electronics Corp.*	1,609,191
8,400	ROHM Co., Ltd.	791,436
68,961	STMicroelectronics NV	3,006,133
28,800	SUMCO Corp.	578,317
15,100	Tokyo Electron, Ltd.	6,657,014

		55,750,730

Software (1.7%):
12,426	AVEVA Group plc	600,038
10,966	Check Point Software Technologies, Ltd.*	1,239,597
3,816	CyberArk Software, Ltd.*	602,241
67,130	Dassault Systemes SE	3,518,944
5,434	Nemetschek SE	571,060
6,266	NICE Systems, Ltd.*	1,773,437
3,700	Oracle Corp.	325,593
105,305	Sage Group plc	1,004,922
106,191	SAP SE	14,384,198
52,620	Sinch AB*	1,014,391
15,541	TeamViewer AG*	458,192
6,948	Temenos AG	943,745
13,900	Trend Micro, Inc.	775,531
14,383	WiseTech Global, Ltd.	554,032
13,738	Xero, Ltd.*	1,368,790

		29,134,711

Specialty Retail (0.9%):
3,900	ABC-Mart, Inc.	220,831
187,800	Chow Tai Fook Jewellery Group, Ltd.	357,548
5,900	Fast Retailing Co., Ltd.	4,349,033
71,579	Hennes & Mauritz AB, Class B*	1,451,809
2,000	Hikari Tsushin, Inc.	338,241
110,913	Industria de Diseno Textil SA	4,034,766
50,064	JD Sports Fashion plc	704,742
219,592	Kingfisher plc	993,342
8,300	Nitori Co., Ltd.	1,633,097
20,700	USS Co., Ltd.^	354,188
67,300	Yamada Holdings Co., Ltd.	283,303

		14,720,900

Technology Hardware, Storage & Peripherals (0.6%):
22,600	Brother Industries, Ltd.	497,329
100,400	Canon, Inc.	2,469,885
36,300	FUJIFILM Holdings Corp.	3,130,570
18,009	Logitech International SA, Class R	1,595,204
25,500	NEC Corp.	1,384,462
69,700	Ricoh Co., Ltd.^	715,331
27,900	Seiko Epson Corp.^	562,968

		10,355,749

Textiles, Apparel & Luxury Goods (2.7%):
19,310	Adidas AG	6,083,916
42,114	Burberry Group plc	1,025,253
52,802	Cie Financiere Richemont SA	5,445,471
3,235	Hermes International SA	4,470,433
7,593	Kering	5,399,632

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
28,166	LVMH Moet Hennessy Louis Vuitton SA	$20,137,859
20,158	Moncler SpA	1,232,718
9,744	Pandora A/S	1,181,857
10,984	Puma SE	1,227,408
3,010	Swatch Group AG (The), Class B	789,158
4,961	Swatch Group AG (The), Registered Shares	255,529

		47,249,234

Tobacco (0.8%):
221,922	British American Tobacco plc	7,741,577
94,383	Imperial Brands plc, Class A	1,969,420
120,300	Japan Tobacco, Inc.	2,362,339
158,994	Swedish Match AB	1,394,921

		13,468,257

Trading Companies & Distributors (1.4%):
45,586	Ashtead Group plc	3,457,489
16,073	Brenntag AG	1,499,132
32,576	Bunzl plc	1,075,974
22,777	Ferguson plc	3,156,945
120,700	Itochu Corp.	3,535,962
151,900	Marubeni Corp.^	1,246,487
128,300	Mitsubishi Corp.	4,014,109
156,200	Mitsui & Co., Ltd.	3,388,939
26,400	MonotaRo Co., Ltd.	595,805
27,340	Reece, Ltd.	372,608
111,200	Sumitomo Corp.	1,554,929
22,100	Toyota Tsushu Corp.	926,299

		24,824,678

Transportation Infrastructure (0.5%):
7,242	Aena SME SA*	1,249,016
3,168	Aeroports de Paris*	402,064
51,730	Atlantia SpA*	977,818
135,017	Auckland International Airport, Ltd.*	725,593
42,517	Getlink SE	665,576
140,546	Sydney Airport*	834,704
30,698	Transurban Group*	311,183
276,284	Transurban Group	2,800,663

		7,966,617

Water Utilities (0.1%):
25,693	Severn Trent plc	898,317
70,941	United Utilities Group plc	922,277

		1,820,594

Wireless Telecommunication Services (1.2%):
164,800	KDDI Corp.^	5,446,964
292,400	Softbank Corp.	3,970,528
122,700	SoftBank Group Corp.	7,091,466
47,630	Tele2 AB	703,867
2,822,545	Vodafone Group plc	4,268,863

		21,481,688

Total Common Stocks (Cost $1,174,359,053)		1,693,415,379

Preferred Stocks (0.5%):
Automobiles (0.4%):
5,192	Bayerische Motoren Werke AG (BMW), 2.91%, 5/15/20	396,385
15,930	Porsche Automobil Holding SE, 2.57%, 5/20/20	1,587,282
18,925	Volkswagen AG, 2.51%, 5/8/20	4,238,922

		6,222,589

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Preferred Stocks, continued
Household Products (0.1%):
18,535	Henkel AG & Co. KGaA, 2.31%, 4/21/20	$1,720,595

Total Preferred Stocks (Cost $5,574,776)		7,943,184

Rights (0.0%†):

Airlines (0.0%†):
31,786	Deutsche Lufthansa, Expires on 10/6/21*^	75,470

Multi-Utilities (0.0%†):
56,065	Veolia Environnement SA, Expires on 10/4/21*^	46,505

Transportation Infrastructure (0.0%†):
30,698	Transurban Group, Expires on 10/11/21*	23,298

Total Rights (Cost $111,348)		145,273

Principal Amount		Value

Short-Term Security Held as Collateral for Securities on Loan (4.2%):
71,737,916	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	71,737,916

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $71,737,916)		71,737,916

Shares		Value
Unaffiliated Investment Company (0.0%†):
Money Markets (0.0%†):
347,233	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	347,233

Total Unaffiliated Investment Company (Cost $347,233)		347,233

Total Investment Securities (Cost $1,252,130,326) - 103.2%		1,773,588,985
Net other assets (liabilities) - (3.2)%		(55,287,793)

Net Assets - 100.0%		$1,718,301,192

Percentages indicated are based on net assets as of September 30, 2021.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $50,903,420.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(c)	The rate represents the effective yield at September 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2021: (Unaudited)
Country	Percentage
Australia	6.8%
Austria	0.2%
Belgium	0.8%
Bermuda	0.1%
China	0.1%
Denmark	2.5%
Finland	1.2%
France	9.9%
Germany	8.7%
Hong Kong	2.7%
Ireland	1.1%
Isle of Man	0.1%
Israel	0.6%
Italy	2.0%
Japan	23.1%
Luxembourg	0.3%
Netherlands	5.5%
New Zealand	0.3%
Norway	0.6%
Poland	—%†
Portugal	0.1%
Singapore	1.1%
Spain	2.3%
Sweden	3.3%
Switzerland	9.5%
United Kingdom	13.0%
United States	4.1%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar)	12/16/21	10	$1,317,844	$(5,686)
DJ EURO STOXX 50 December Futures (Euro)	12/17/21	89	4,172,664	(70,010)
FTSE 100 Index December Futures (British Pounds)	12/17/21	25	2,382,356	20,009
SGX Nikkei 225 Index December Futures (Japenese Yen)	12/9/21	20	2,666,247	8,730

				$(46,957)

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Asset Backed Securities (4.2%):
$941,717	Ajax Mortgage Loan Trust, Class A1, Series 2019-F, 2.86%, 7/25/59, Callable 11/25/22 @ 100(a)(b)	$949,891
1,288,000	CWABS Asset-Backed Certificates Trust, Class MV5, Series 2005-7, 1.21%(US0001M+113bps), 11/25/35, Callable 10/25/21 @ 100	1,285,083
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 1.59%(US0001M+150bps), 6/25/65, Callable 3/25/33 @ 100(a)	1,000,858
1,352,078	Park Place Securities, Inc. Pass-Through Certificates, Class M5, Series 2004-WWF1, 1.89%(US0001M+180bps), 12/25/34, Callable 10/25/21 @ 100	1,356,777
513,439	Progress Residential Trust, Class A, Series 2019-SFR2, 3.15%, 5/17/36(a)	518,835
742,325	SLC Student Loan Trust, Class 2A3, Series 2008-1, 1.72%(US0003M+160bps), 12/15/32, Callable 3/15/28 @ 100	750,180
306,956	SLM Student Loan Trust, Class A, Series 2008-9, 1.63%(US0003M+150bps), 4/25/23, Callable 1/25/23 @ 100	310,237
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 1.98%(US0003M+185bps), 7/25/73, Callable 1/25/23 @ 100	1,256,951
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 2.38%(US0003M+225bps), 10/25/83, Callable 1/25/23 @ 100	240,686
59,809	SLM Student Loan Trust, Class A, Series 2009-3, 0.84%(US0001M+75bps), 1/25/45, Callable 4/25/35 @ 100(a)	59,909
861,063	SLM Student Loan Trust, Class A4, Series 2008-6, 1.23%(US0003M+110bps), 7/25/23, Callable 4/25/25 @ 100	864,880
507,735	SLM Student Loan Trust, Class 2A3, Series 2003-7, 0.69%(US0003M+57bps), 9/15/39, Callable 3/15/30 @ 100	488,046
591,933	SLM Student Loan Trust, Class A3, Series 2012-1, 1.04%(US0001M+95bps), 9/25/28, Callable 2/25/29 @ 100	586,315
557,293	SLM Student Loan Trust, Class A4, Series 2007-7, 0.46%(US0003M+33bps), 1/25/22, Callable 1/25/24 @ 100	547,190
857,429	Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 9/17/34(a)	857,018

Principal Amount		Value
Asset Backed Securities, continued
$1,420,544	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 0.30%(US0003M+17bps), 4/25/40, Callable 4/25/26 @ 100(a)	$1,391,463

Total Asset Backed Securities (Cost $12,421,864)		12,464,319

Collateralized Mortgage Obligations (8.7%):
750,000	AGL CLO 7, Ltd., Class BR, Series 2020-7A, 1.83%(US0003M+170bps), 7/15/34, Callable 7/15/23 @ 100(a)	750,533
850,000	AIMCO CLO, Class AR2, Series 2015-AA(US0003M+114bps), 10/17/34(a)	850,000
479,642	AIMCO CLO, Class AR, Series 2015-AA, 0.98%(US0003M+85bps), 1/15/28, Callable 10/15/21 @ 100(a)	479,642
1,064,255	Alternative Loan Trust, Class 4A1, Series 2005-56, 0.71%(US0001M+31bps), 11/25/35, Callable 10/25/21 @ 100	1,000,058
495,328	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 2.15%(US0006M+200bps), 6/25/45, Callable 10/25/21 @ 100	496,122
515,000	Bank of America Merrill Lynch Large Loan, Inc., Class A, Series 2018-PARK, 4.23%, 8/10/38(a)(b)	583,201
181,523	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 2.68%, 7/25/35, Callable 10/25/21 @ 100(b)	180,190
646,937	BSPRT Issuer, Ltd., Class AS, Series 2018-FL3, 1.43%(US0001M+135bps), 3/15/28, Callable 10/15/21 @ 100(a)	646,938
155,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(a)	165,520
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(a)	400,312
614,614	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 2.90%, 4/25/37, Callable 11/25/36 @ 100(b)	618,235
863,982	COMM Mortgage Trust, Class A3, Series 2015-CR27, 3.35%, 10/10/48, Callable 9/10/25 @ 100	924,115
300,000	CPT Mortgage Trust, Class A, Series 2019-CPT, 2.87%, 11/13/39, Callable 11/13/29 @ 100(a)	316,383
797,856	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 3.66%, 2/25/37, Callable 2/25/23 @ 100(b)	615,458

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$325,000	DC Office Trust, Class A, Series 2019-MTC, 2.97%, 9/15/45(a)	$343,096
407,146	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.35%, 4/25/36, Callable 10/25/21 @ 100(b)	335,083
236,334	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 2.75%, 8/25/35, Callable 10/25/21 @ 100(b)	202,139
486,754	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 2.45%, 2/25/36, Callable 10/25/21 @ 100(b)	373,199
557,227	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.33%, 3/25/36, Callable 10/25/21 @ 100(b)	431,755
410,409	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.44%, 9/19/35, Callable 10/19/21 @ 100(b)	415,657
536,615	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 2.98%, 4/19/36, Callable 10/19/21 @ 100(b)	470,513
850,000	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 1.24%(US0003M+111bps), 10/29/29, Callable 10/29/21 @ 100(a)	849,998
952,184	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 0.67%(US0001M+58bps), 2/25/36, Callable 10/25/21 @ 100	950,025
1,188,712	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 0.29%(US0001M+20bps), 11/19/36, Callable 7/19/22 @ 100	1,082,393
330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(a)	356,413
325,000	Hudson Yards Mortgage Trust, Class A, Series 2019-55HY, 3.04%, 12/10/41(a)	345,534
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39, Callable 6/5/29 @ 100(a)	355,683
820,000	LCM LP, Class ARR, Series 13A, 1.27%(US0003M+114bps), 7/19/27, Callable 10/19/21 @ 100(a)	819,997
730,043	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.21%(US0001M+12bps), 7/25/37, Callable 12/25/22 @ 100	465,470

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$395,000	MKT Mortgage Trust, Class A, Series 2020-525M, 2.69%, 2/12/40(a)	$410,618
92,103	Morgan Stanley Resecuritization Trust, Class 3A, Series 2014-R8, 0.85%(12MTA+75bps), 6/26/47(a)	91,413
209,568	MortgageIT Trust, Class 2A3, Series 2005-2, 1.74%(US0001M+165bps), 5/25/35, Callable 10/25/21 @ 100	207,839
320,000	Natixis Commercial Mortgage Securities, Class A, Series 20-2PAC, 2.97%, 1/15/25(a)	333,896
269,691	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 10/25/21 @ 100(b)	271,291
415,000	One Bryant Park Trust, Class A, Series 2019-OBP, 2.52%, 9/13/49(a)	427,757
750,000	Park Avenue Institutional Advisers CLO, Ltd., Class A1A, Series 2021-1A, 1.52%(US0003M+139bps), 1/20/34, Callable 1/20/23 @ 100(a)	751,964
560,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	589,915
800,000	Recette Clo, Ltd., Class ARR, Series 2015-1A, 1.21%(US0003M+108bps), 1/20/33, Callable 4/20/23 @ 100(a)	800,870
878,080	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.44%(US0001M+18bps), 12/25/36, Callable 10/25/21 @ 100	876,210
800,000	Rockford Tower CLO, Ltd., Class A1, Series 2021-1A, 1.25%(US0003M+117bps), 7/20/34, Callable 7/20/23 @ 100(a)	801,316
1,221,947	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 0.55%(US0001M+23bps), 2/25/36, Callable 10/25/21 @ 100	1,180,833
750,000	TCI-Flatiron CLO, Ltd., Class AR2, Series 2016-1A, 1.28%(US0003M+115bps), 1/17/32, Callable 1/17/22 @ 100(a)	750,158
350,530	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 2.72%, 3/25/35, Callable 10/25/21 @ 100(b)	345,271
1,077,731	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.67%(US0001M+29bps), 7/25/45, Callable 10/25/21 @ 100	1,070,052

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$174,406	WaMu Mortgage Pass-Through Certificates, Class A1A, Series 2004-AR10, 0.97%(US0001M+44bps), 7/25/44, Callable 10/25/21 @ 100	$171,714
409,695	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.55%(US0001M+23bps), 4/25/45, Callable 10/25/21 @ 100	404,005
243,430	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.24%, 9/25/36, Callable 10/25/21 @ 100(b)	231,225

Total Collateralized Mortgage Obligations (Cost $25,043,358)		25,540,009

Corporate Bonds (17.9%):
Aerospace & Defense (0.2%):
605,000	Boeing Co. (The), 1.17%, 2/4/23, Callable 2/4/22 @ 100	606,264

Airlines (0.2%):
496,171	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	511,056

Automobiles (0.1%):
290,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(a)	297,250

Banks (2.4%):
1,150,000	Bank of America Corp., 1.66% (SOFR+91 bps), 3/11/27, Callable 3/11/26 @ 100	1,154,654
620,000	Bank of America Corp., 1.73% (SOFR+96 bps), 7/22/27, Callable 7/22/26 @ 100	621,392
470,000	Bank of America Corp., 3.97% (US0003M+107 bps), 3/5/29, Callable 3/5/28 @ 100, MTN	523,475
760,000	Bank of America Corp., 2.09% (SOFR+106 bps), 6/14/29, Callable 6/14/28 @ 100	755,530
450,000	Citigroup, Inc., 1.46% (SOFR+77 bps), 6/9/27, Callable 6/9/26 @ 100	446,761
1,210,000	JPMorgan Chase & Co., 0.97% (SOFR+58 bps), 6/23/25, Callable 6/23/24 @ 100	1,208,295
305,000	JPMorgan Chase & Co., 0.77%, 8/9/25, Callable 8/9/24 @ 100	303,036
145,000	JPMorgan Chase & Co., 2.08% (SOFR+185 bps), 4/22/26, Callable 4/22/25 @ 100	148,793
445,000	JPMorgan Chase & Co., 1.58% (SOFR+89 bps), 4/22/27, Callable 4/22/26 @ 100	445,763
455,000	JPMorgan Chase & Co., 1.47%, 9/22/27, Callable 9/22/26 @ 100	451,019
270,000	Wells Fargo & Co., 2.16% (US0003M+75 bps), 2/11/26, Callable 2/11/25 @ 100, MTN	278,055

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$410,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	$448,132
200,000	Wells Fargo & Co., 2.88% (US0003M+117 bps), 10/30/30, Callable 10/30/29 @ 100, MTN	207,503

		6,992,408

Beverages (0.3%):
350,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	422,225
360,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	444,807

		867,032

Biotechnology (0.4%):
428,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	513,725
293,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	349,680
145,000	AbbVie, Inc., 4.05%, 11/21/39, Callable 5/21/39 @ 100	164,972
35,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	42,070

		1,070,447

Capital Markets (1.2%):
180,000	Goldman Sachs Group, Inc. (The), 1.09% (SOFR+79 bps), 12/9/26, Callable 12/9/25 @ 100	177,142
885,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR+80 bps), 3/9/27, Callable 3/9/26 @ 100	880,886
450,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR+82 bps), 9/10/27, Callable 9/10/26 @ 100	447,317
445,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	446,370
895,000	Morgan Stanley, 1.51%, 7/20/27, Callable 7/20/26 @ 100, MTN	890,359
205,000	Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(a)	205,256
255,000	Raymond James Financial, 4.95%, 7/15/46	328,371
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	255,959

		3,631,660

Chemicals (0.1%):
312,000	International Flavors & Fragrances, Inc., 2.30%, 11/1/30, Callable 8/1/30 @ 100(a)	308,085

Consumer Finance (1.1%):
255,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21	255,000
150,000	Ford Motor Credit Co. LLC, 1.00% (US0003M+88 bps), 10/12/21	149,987
1,150,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	1,162,952
95,000	Ford Motor Credit Co. LLC, 3.22%, 1/9/22	95,475

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$455,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	$458,419
575,000	General Motors Financial Co., Inc., 4.20%, 11/6/21	576,921
60,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	60,678
375,000	General Motors Financial Co., Inc., 3.15%, 6/30/22, Callable 5/30/22 @ 100	381,567
155,000	General Motors Financial Co., Inc., 3.55%, 7/8/22	158,609

		3,299,608

Containers & Packaging (0.3%):
200,000	Ball Corp., 4.00%, 11/15/23	210,250
500,000	Berry Global, Inc., 1.57%, 1/15/26, Callable 12/15/25 @ 100(a)	500,000
90,000	Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	94,500
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(a)	119,213
25,000	Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 11/8/21 @ 101.38(a)	25,187
25,000	Sealed Air Corp., 4.00%, 12/1/27, Callable 9/1/27 @ 100(a)	26,625

		975,775

Diversified Financial Services (0.6%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	652,945
275,000	GE Capital Funding LLC, 4.40%, 5/15/30, Callable 2/15/30 @ 100	318,968
80,000	Level 3 Financing, Inc., 3.40%, 3/1/27, Callable 1/1/27 @ 100(a)	83,900
420,000	Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100(a)	448,875
300,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(a)	308,625

		1,813,313

Diversified Telecommunication Services (1.1%):
287,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100	281,884
290,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	337,089
255,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	285,683
125,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	149,684
1,115,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	1,131,937
64,000	CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102(a)	65,200
175,000	Qwest Corp., 7.25%, 9/15/25	208,352
445,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	449,173
440,000	Verizon Communications, Inc., 2.36%, 3/15/32, Callable 12/15/31 @ 100(a)	433,116

		3,342,118

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities (1.1%):
$280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	$358,015
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	644,459
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,172,837
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	1,029,734

		3,205,045

Electrical Equipment (0.0%†):
82,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(a)	88,970

Entertainment (0.1%):
285,000	Walt Disney Co. (The), 3.60%, 1/13/51, Callable 7/13/50 @ 100	316,751

Equity Real Estate Investment Trusts (0.8%):
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	642,131
295,000	CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/1/30, Callable 8/1/30 @ 100	276,891
205,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	227,740
440,000	GLP Capital LP, 5.38%, 4/15/26, Callable 1/15/26 @ 100^	501,158
105,000	GLP Capital LP, 5.75%, 6/1/28, Callable 3/3/28 @ 100	123,072
290,000	GLP Capital LP, 5.30%, 1/15/29, Callable 10/15/28 @ 100	336,656
5,000	GLP Capital LP, 4.00%, 1/15/30, Callable 10/15/29 @ 100	5,383
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 11/8/21 @ 101.22	113,680

		2,226,711

Food Products (0.5%):
30,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	33,375
100,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	111,625
130,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.75%, 12/1/31, Callable 12/1/26 @ 101.88^(a)	135,200
790,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	961,283
25,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	26,500
150,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	155,625
150,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a)	148,875

		1,572,483

Health Care Providers & Services (2.2%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	214,327

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$140,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	$146,650
83,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	83,415
569,000	Centene Corp., 3.00%, 10/15/30, Callable 7/15/30 @ 100	583,225
1,300,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	1,441,578
290,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	298,553
400,000	CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	481,834
635,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	818,551
490,000	HCA, Inc., 5.00%, 3/15/24	537,162
93,000	HCA, Inc., 5.25%, 4/15/25	105,322
640,000	HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	715,200
90,000	HCA, Inc., 2.38%, 7/15/31, Callable 4/15/31 @ 100	88,307
145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	183,787
75,000	Humana, Inc., 4.95%, 10/1/44, Callable 4/1/44 @ 100	96,293
170,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	175,525
409,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(a)	431,495

		6,401,224

Health Care Technology (0.0%†):
25,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25, Callable 10/19/21 @ 101.44(a)	25,187

Hotels, Restaurants & Leisure (0.1%):
465,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69^(a)	306,900

Industrial Conglomerates (0.1%):
190,000	General Electric Co., Series A, 6.75%, 3/15/32, MTN	259,923

Insurance (0.8%):
225,000	Athene Global Funding, 0.75% (SOFR+70 bps), 5/24/24(a)	225,880
375,000	Athene Global Funding, 1.99%, 8/19/28(a)	369,361
700,000	Farmers Exchange Capital III, 5.45% (US0003M+345 bps), 10/15/54, Callable 10/15/34 @ 100(a)	860,606
670,000	Farmers Insurance Exchange, 4.75% (US0003M+323 bps), 11/1/57, Callable 11/1/37 @ 100(a)	765,218

		2,221,065

IT Services (0.0%†):
87,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)	91,567

Media (0.4%):
290,000	Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102^(a)	288,913

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$35,000	Charter Communications Operating LLC, 4.80%, 3/1/50, Callable 9/1/49 @ 100	$39,318
499,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48, Callable 10/1/47 @ 100	628,668
30,000	CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(a)	31,350
90,000	CSC Holdings LLC, 4.50%, 11/15/31, Callable 11/15/26 @ 102.25(a)	88,650

		1,076,899

Oil, Gas & Consumable Fuels (0.9%):
26,000	Antero Resources Corp., 8.38%, 7/15/26, Callable 1/15/24 @ 104.19(a)	29,445
35,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	36,837
210,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	246,488
264,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	302,940
670,000	Energy Transfer LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	798,975
90,000	Exxon Mobil Corp., 4.23%, 3/19/40, Callable 9/19/39 @ 100	106,234
278,000	Exxon Mobil Corp., 4.33%, 3/19/50, Callable 9/19/49 @ 100	337,827
163,000	Occidental Petroleum Corp., 0.00%, 10/10/36(c)	88,835
200,000	Occidental Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	201,000
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	259,375
250,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100(a)	260,000

		2,667,956

Pharmaceuticals (0.7%):
90,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	99,424
955,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(a)	1,083,300
490,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a)	576,831
160,000	Bayer US Finance II LLC, 4.88%, 6/25/48, Callable 12/25/47 @ 100(a)	196,991
90,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75(a)	89,663
142,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5^(a)	101,885

		2,148,094

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.2%):
$558,000	Intel Corp., 3.05%, 8/12/51, Callable 2/12/51 @ 100	$552,153

Software (0.2%):
110,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	113,065
515,000	Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50 @ 100	542,003

		655,068

Textiles, Apparel & Luxury Goods (0.0%†):
25,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 11/8/21 @ 105.16	25,937
81,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	85,455

		111,392

Tobacco (0.5%):
625,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	647,731
610,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	739,036

		1,386,767

Trading Companies & Distributors (0.2%):
655,000	Air Lease Corp., 3.50%, 1/15/22	660,640

Wireless Telecommunication Services (1.1%):
27,000	Sprint Corp., 7.88%, 9/15/23	30,172
1,153,125	Sprint Spectrum Co. LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100(a)	1,229,949
235,000	T-Mobile USA, Inc., 2.25%, 2/15/26, Callable 2/15/23 @ 101.13	237,627
444,000	T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31	454,092
205,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	225,704
235,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	259,064
197,000	T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100	197,456
395,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	451,960

		3,086,024

Total Corporate Bonds (Cost $49,904,549)		52,775,835

Yankee Dollars (7.2%):
Aerospace & Defense (0.2%):
30,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	32,730
345,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	354,488
325,000	Avolon Holdings Funding, Ltd., 2.53%, 11/18/27, Callable 10/18/27 @ 100(a)	320,531

		707,749

Banks (1.9%):
450,000	DNB Bank ASA, 1.61%, 3/30/28, Callable 3/30/27 @ 100(a)	448,615

Principal Amount		Value
Yankee Dollars, continued
Banks, continued
$450,000	HSBC Holdings plc, 2.10%, 6/4/26, Callable 6/4/25 @ 100	$459,512
600,000	HSBC Holdings plc, 1.59% (SOFR+129 bps), 5/24/27, Callable 5/24/26 @ 100	596,430
440,000	HSBC Holdings plc, 2.01% (SOFR+173 bps), 9/22/28, Callable 9/22/27 @ 100	438,178
410,000	HSBC Holdings plc, 2.21%, 8/17/29, Callable 8/17/28 @ 100	407,116
415,000	Lloyds Banking Group plc, 2.86% (US0003M+125 bps), 3/17/23, Callable 3/17/22 @ 100	419,341
145,000	Lloyds Banking Group plc, 3.87% (H15T1Y+4 bps), 7/9/25, Callable 7/9/24 @ 100	156,067
450,000	Lloyds Banking Group plc, 1.63% (H15T1Y+85 bps), 5/11/27, Callable 5/11/26 @ 100	449,241
545,000	NatWest Group plc, 4.27% (US0003M+176 bps), 3/22/25, Callable 3/22/24 @ 100	588,057
390,000	Santander UK Group Holdings plc, 4.80% (US0003M+157 bps), 11/15/24, Callable 11/15/23 @ 100	422,185
590,000	Santander UK Group Holdings plc, 1.09% (SOFR+79 bps), 3/15/25, Callable 3/15/24 @ 100	590,066
30,000	Santander UK Group Holdings plc, 3.82% (US0003M+140 bps), 11/3/28, Callable 11/3/27 @ 100	32,738
410,000	Santander UK plc, 5.00%, 11/7/23(a)	443,787

		5,451,333

Beverages (0.2%):
275,000	Bacardi, Ltd., 4.45%, 5/15/25, Callable 3/15/25 @ 100(a)	302,676
105,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100(a)	136,014

		438,690

Capital Markets (0.7%):
340,000	Credit Suisse Group AG, 4.55%, 4/17/26	381,277
625,000	Credit Suisse Group AG, 2.19% (SOFR+204 bps), 6/5/26, Callable 6/5/25 @ 100(a)	633,889
185,000	Credit Suisse Group AG, 1.31% (SOFR+98 bps), 2/2/27, Callable 2/2/26 @ 100(a)	179,870
280,000	Credit Suisse Group AG, 3.09% (SOFR+173 bps), 5/14/32, Callable 5/14/31 @ 100(a)	286,650
165,000	Macquarie Group, Ltd., 2.69%, 6/23/32, Callable 6/23/31 @ 100(a)	164,351
455,000	UBS AG, 0.70%, 8/9/24^(a)	453,283

		2,099,320

Commercial Services & Supplies (0.1%):
178,000	GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	186,900

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Commercial Services & Supplies, continued
$150,000	GFL Environmental, Inc., 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(a)	$153,750

		340,650

Diversified Financial Services (0.9%):
1,191,000	GE Capital International Funding, 4.42%, 11/15/35	1,426,351
111,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 11/8/21 @ 104.25(a)(d)	63,270
540,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 11/8/21 @ 104.88(a)(d)	302,400
29,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100(a)	29,653
285,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	297,825
72,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	78,660
290,000	Virgin Media Secured Finance plc, 5.50%, 5/15/29, Callable 5/15/24 @ 102.75(a)	306,675
290,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a)	287,825

		2,792,659

Energy Equipment & Services (0.1%):
53,350	Transocean Phoenix 2, Ltd., 7.75%, 10/15/24, Callable 11/8/21 @ 102.58(a)	54,550
101,170	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 11/8/21 @ 104.59(a)	101,170
121,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	120,395
37,950	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 11/8/21 @ 103.13(a)	38,045

		314,160

Food & Staples Retailing (0.2%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	521,906

Interactive Media & Services (0.1%):
295,000	Tencent Holdings, Ltd., 3.68%, 4/22/41, Callable 10/22/40 @ 100(a)	303,270

Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(a)	243,000

Oil, Gas & Consumable Fuels (0.4%):
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	235,000
80,000	Petroleos Mexicanos, 6.63%, 6/15/35	75,414
630,000	Petroleos Mexicanos, 6.75%, 9/21/47	547,454
40,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100	37,631
85,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	74,159

Principal Amount		Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$200,000	Petronas Capital, Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100(a)	$216,505

		1,186,163

Professional Services (0.4%):
421,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	436,261
125,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	137,969
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	114,140
295,000	IHS Markit, Ltd., 4.75%, 8/1/28, Callable 5/1/28 @ 100	345,888

		1,034,258

Sovereign Bond (1.1%):
400,000	Abu Dhabi Government International, 2.50%, 9/30/29	417,492
200,000	Arab Republic of Egypt, 7.60%, 3/1/29(a)	207,495
200,000	Brazilian Government International Bond, 3.88%, 6/12/30	193,800
200,000	Chile Government International Bond, 3.24%, 2/6/28, Callable 11/6/27 @ 100	212,107
200,000	Dominican Republic International Bond, 4.50%, 1/30/30(a)	204,000
225,000	Mexico Government International Bond, 3.75%, 1/11/28	245,089
200,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	206,500
200,000	Paraguay Government International Bond, 4.70%, 3/27/27	220,500
200,000	Qatar Government International Bond, 4.50%, 4/23/28	233,274
400,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	377,623
20,000	Republic of Peru, 4.13%, 8/25/27	22,109
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	205,558
200,000	Saudi Government International Bond, 3.25%, 10/26/26	215,494
200,000	Saudi Government International Bond, 3.63%, 3/4/28	220,274

		3,181,315

Thrifts & Mortgage Finance (0.2%):
230,000	Nationwide Building Society, 3.62% (US0003M+118 bps), 4/26/23, Callable 4/26/22 @ 100(a)	234,032
330,000	Nationwide Building Society, 3.77% (US0003M+106 bps), 3/8/24, Callable 3/8/23 @ 100(a)	344,150

		578,182

Tobacco (0.1%):
280,000	Imperial Brands Finance plc, 3.13%, 7/26/24, Callable 6/26/24 @ 100(a)	294,500

Trading Companies & Distributors (0.2%):
555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 2/1/22, Callable 1/1/22 @ 100	559,852

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Wireless Telecommunication Services (0.3%):
$813,000	Vodafone Group plc, 4.88%, 6/19/49	$1,015,457

Total Yankee Dollars (Cost $20,779,545)		21,062,464

Municipal Bonds (0.7%):
California (0.5%):
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	855,253
570,000	Regents of the University of California Medical Center Pooled Revenue, Series N, 3.26%, 5/15/60, Continuously Callable @100	614,950

		1,470,203

New York (0.2%):
420,000	City of New York NY, GO, Series A, 3.00%, 8/1/34, Continuously Callable @100	436,044
145,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 2.40%, 11/1/32, Continuously Callable @100	146,002

		582,046

Total Municipal Bonds (Cost $1,981,716)		2,052,249

U.S. Government Agency Mortgages (31.7%):
Federal National Mortgage Association (20.5%)
464,621	3.50%, 1/1/32, Pool #AB4262	498,523
66,259	3.00%, 7/1/32, Pool #MA3060	69,837
351,618	3.00%, 10/1/33, Pool #MA1676	373,665
3,700,000	1.50%, 11/25/36, TBA	3,727,750
5,075,000	2.00%, 11/25/36, TBA	5,217,140
485,000	2.46%, 4/1/40, Pool #BL6060	483,345
1,109,304	2.00%, 9/1/40, Pool #MA4152	1,126,231
1,379,033	2.00%, 10/1/40, Pool #MA4176	1,402,622
243,445	2.00%, 5/1/41, Pool #MA4333	248,395
32,520	4.00%, 8/1/42, Pool #MA1146	35,182
657,787	3.50%, 4/1/43, Pool #MA1404	712,004
337,769	4.50%, 2/1/46, Pool #AL9106	372,334
134,315	Class QA , Series 2018-573.50%, 5/25/46	136,960
410,646	Class PA , Series 2018-553.50%, 1/25/47	424,144
184,546	4.00%, 6/1/47, Pool #AS9830	199,996
165,265	4.00%, 7/1/47, Pool #AS9972	179,102
12,265	4.00%, 8/1/47, Pool #MA3088	13,272
902,966	3.50%, 1/1/48, Pool #CA0996	979,764
45,214	3.50%, 1/1/48, Pool #MA3238	48,107
51,874	4.50%, 5/1/48, Pool #CA1711	56,209
594,961	4.50%, 5/1/48, Pool #CA1710	644,679
425,790	Class CT , Series 2018-433.00%, 6/25/48	439,150
388,383	4.50%, 8/1/48, Pool #CA2208	421,050
1,014,501	3.50%, 6/1/49, Pool #CA3633	1,108,072
778,574	3.00%, 9/1/49, Pool #BN7755	835,207
276,670	3.00%, 10/1/49, Pool #MA3811	285,145
19,000,000	2.50%, 11/25/51, TBA	19,538,086
20,750,000	2.00%, 11/25/51, TBA	20,750,000

		60,325,971

Government National Mortgage Association (5.0%)
338,017	3.50%, 3/20/46, Pool #MA3521	360,527
352,956	3.50%, 4/20/46, Pool #MA3597	376,462
67,432	3.50%, 5/20/46, Pool #MA3663	71,654

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$146,035	3.50%, 9/20/46, Pool #MA3937	$155,469
772,427	3.00%, 12/20/46, Pool #MA4126	815,321
586,734	3.50%, 1/20/47, Pool #MA4196	625,810
104,638	5.00%, 3/20/47, Pool #MA4324	119,078
271,406	5.00%, 6/20/47, Pool #MA4513	291,071
115,637	3.50%, 6/20/47, Pool #MA4510	122,317
177,668	5.00%, 9/20/47, Pool #MA4722	193,995
328,516	4.00%, 9/20/47, Pool #MA4720	354,610
228,163	4.00%, 11/20/47, Pool #MA4838	246,286
368,779	3.00%, 11/20/47, Pool #MA4836	388,148
137,634	3.50%, 11/20/47, Pool #MA4837	146,464
1,142,706	3.50%, 12/20/47, Pool #MA4900	1,211,497
107,395	4.00%, 12/20/47, Pool #MA4901	115,925
355,461	4.00%, 3/20/48, Pool #MA5078	383,697
714,125	4.50%, 8/20/48, Pool #MA5399	763,373
192,595	4.00%, 9/20/48, Pool #MA5466	205,866
327,437	Class NW , Series 2018-1243.50%, 9/20/48	345,300
272,672	3.00%, 10/20/49, Pool #MA6209	281,076
4,025,000	2.50%, 11/20/51, TBA	4,144,964
2,925,000	2.00%, 11/20/51, TBA	2,959,277

		14,678,187

Federal Home Loan Mortgage Corporation (6.2%)
245,218	3.00%, 3/1/31, Pool #G18592	258,798
578,199	3.50%, 1/1/34, Pool #G16756	621,376
1,123,794	3.50%, 4/1/44, Pool #G07848	1,241,238
1,494,856	3.50%, 4/1/45, Pool #G60023	1,647,605
1,141,928	4.00%, 12/1/45, Pool #G60344	1,264,972
735,061	3.50%, 6/1/46, Pool #G08711	786,309
441,094	3.00%, 8/1/46, Pool #G08715	465,617
506,865	3.50%, 8/1/46, Pool #G08716	542,204
203,016	3.50%, 9/1/46, Pool #G08722	217,170
118,499	3.00%, 9/1/46, Pool #G08721	125,086
589,907	3.00%, 10/1/46, Pool #G08726	622,703
659,975	3.00%, 11/1/46, Pool #G08732	696,666
820,273	3.00%, 1/1/47, Pool #G08741	865,876
772,228	3.50%, 4/1/47, Pool #G67703	843,437
145,863	Class PA , Series 48464.00%, 6/15/47	149,076
1,015,434	3.50%, 12/1/47, Pool #G67706	1,113,097
338,900	3.50%, 12/1/47, Pool #G08792	360,580
1,896,416	3.50%, 1/1/48, Pool #G67707	2,098,490
399,461	3.50%, 2/1/48, Pool #G08800	424,287
483,605	3.50%, 3/1/48, Pool #G67710	519,426
999,886	4.00%, 3/1/48, Pool #G67711	1,103,650
97,505	Class CA , Series 48183.00%, 4/15/48	100,565
3,780	4.00%, 6/1/48, Pool #G67713	4,153
369,701	3.50%, 6/1/48, Pool #G08816	392,678
126,911	5.00%, 7/1/48, Pool #G08833	139,439
304,392	4.50%, 10/1/48, Pool #G08843	329,518
1,333,749	Class HZ , Series 46393.25%, 4/15/53	1,445,118

		18,379,134

Total U.S. Government Agency Mortgages (Cost $92,088,305)		93,383,292

U.S. Treasury Obligations (48.6%):
U.S. Treasury Bills (10.2%)
5,610,000	0.02%, 10/5/21(c)	5,609,988
12,115,000	12/2/21(c)	12,114,374
3,135,000	12/14/21(c)	3,134,807
2,630,000	12/21/21(c)	2,629,793
4,500,000	2/3/22(c)	4,499,297

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
$945,000	2/10/22(c)	$944,861
1,085,000	2/17/22(c)	1,084,811

		30,017,931

U.S. Treasury Notes (30.7%)
17,095,000	0.13%, 7/31/23	17,057,605
21,095,000	0.13%, 8/31/23	21,038,966
13,265,000	0.25%, 9/30/23	13,254,637
7,420,000	0.63%, 7/31/26	7,298,266
10,610,000	0.75%, 8/31/26	10,492,295
16,416,000	0.88%, 9/30/26	16,321,095
5,150,000	1.25%, 8/15/31	5,019,640

		90,482,504

U.S. Treasury Inflation Index Bonds (0.3%)
670,995	0.13%, 2/15/51	731,601

U.S. Treasury Bonds (7.4%)
3,375,000	2.25%, 5/15/41	3,502,090
2,670,000	2.38%, 5/15/51	2,841,464
15,911,000	2.00%, 8/15/51	15,590,294

		21,933,848

Total U.S. Treasury Obligations (Cost $143,715,997)		143,165,884

Purchased Options (0.0%†):
Total Purchased Options (Cost $47,524)		90,000

Purchased Swaptions (0.0%†):
Total Purchased Swaptions (Cost $35,990)		42,032

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.5%):
1,391,593	BlackRock Liquidity FedFund, Institutional Class , 0.03%(c)(e)	1,391,593

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,391,593)		1,391,593

Shares		Value
Unaffiliated Investment Company (0.8%):
Money Markets (0.8%):
2,395,705	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	2,395,705

Total Unaffiliated Investment Company (Cost $2,395,705)		2,395,705

Total Investment Securities
(Cost $349,806,146) - 120.3%		354,363,382
Net other assets (liabilities) - (20.3)%		(59,778,870)

Net Assets - 100.0%		$294,584,512

Percentages indicated are based on net assets as of September 30, 2021.

12MTA	-	12 Month Treasury Average
GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

^ This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $1,334,848.
† Represents less than 0.05%.

(a)  Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2021.

(c) The rate represents the effective yield at September 30, 2021.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/31/21	13	$(2,860,711)	$1,944

				$1,944

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Ultra Long-Term U.S. Treasury Bond December Futures (U.S. Dollar)	12/21/21	2	$382,125	$(9,756)

				$(9,756)

Total Net Futures Contracts				$(7,812)

At September 30, 2021, the Fund’s exchange traded options purchased were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
2Ez3 12/10/21 P99.125	Put	98.13 USD	12/10/21	120	$11,775	$90,000

Total (Cost $47,524)						$90,000

At September 30, 2021, the Fund’s exchange traded options written were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
2Ez3 12/10/21 P98.75	Put	98.75 USD	12/10/21	240	$23,700	$(46,500)

Total (Premiums $39,190)						$(46,500)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Purchased Swaptions

Exchange traded swaptions purchased as of September 30, 2021 were as follows:

Description	Put/ Call	Exercise Rate	Expiration Date	Contracts	Fair Value	Upfront Payments/ Receipts	Unrealized Appreciation/ (Depreciation)
30-Year Interest Rate, Pay 3-Month USD LIBOR	Put	2.75 USD	1/19/24	1,220,000	$42,032	$35,990	$6,042

Total (Cost $35,990)					$42,032	$35,990	$6,042

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Swap Agreements

At September 30, 2021, the Fund’s swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
3-Month U.S. Dollar LIBOR	Quarterly	1.03%	Semi- annually	7/24/25	5,065,000	USD	$—	$(31,259)	$(31,259)
3-Month U.S. Dollar LIBOR	Quarterly	1.03%	Semi- annually	7/24/25	6,840,000	USD	—	(43,290)	(43,290)
3-Month U.S. Dollar LIBOR	Quarterly	1.07%	Semi- annually	7/24/25	3,420,000	USD	—	(18,481)	(18,481)
3-Month U.S. Dollar LIBOR	Quarterly	1.39%	Semi- annually	9/28/25	7,585,000	USD	—	(5,554)	(5,554)
1.79%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	425,000	USD	—	16,378	16,378
1.77%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	570,000	USD	—	23,633	23,633
1.81%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	7/24/53	285,000	USD	—	9,482	9,482
1.87%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	9/28/53	645,000	USD	—	13,061	13,061

								$(36,030)	$(36,030)

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.1%):
33,386	Axon Enterprise, Inc.*	$5,843,218
20,853	Curtiss-Wright Corp.	2,631,231
42,749	Hexcel Corp.*	2,538,863
28,292	Mercury Systems, Inc.*	1,341,607

		12,354,919

Air Freight & Logistics (0.7%):
50,412	GXO Logistics, Inc.*	3,954,317
50,412	XPO Logistics, Inc.*	4,011,787

		7,966,104

Airlines (0.2%):
161,255	JetBlue Airways Corp.*	2,465,589

Auto Components (1.6%):
48,378	Adient plc*	2,005,268
74,604	Dana, Inc.	1,659,193
21,289	Fox Factory Holding Corp.*	3,077,112
120,179	Gentex Corp.	3,963,503
142,051	Goodyear Tire & Rubber Co. (The)*	2,514,303
30,320	Lear Corp.	4,744,474
14,113	Visteon Corp.*	1,332,126

		19,295,979

Automobiles (0.5%):
77,801	Harley-Davidson, Inc.	2,848,295
28,112	Thor Industries, Inc.	3,451,029

		6,299,324

Banks (7.1%):
78,948	Associated Banc-Corp.	1,691,066
45,387	BancorpSouth Bank	1,351,625
20,858	Bank of Hawaii Corp.	1,713,902
62,510	Bank OZK	2,686,680
39,970	Cathay General Bancorp	1,654,358
50,517	CIT Group, Inc.	2,624,358
54,356	Commerce Bancshares, Inc.	3,787,526
28,920	Cullen/Frost Bankers, Inc.	3,430,490
72,201	East West Bancorp, Inc.	5,598,466
163,398	F.N.B. Corp.	1,898,685
65,521	First Financial Bankshares, Inc.	3,010,690
280,922	First Horizon Corp.	4,576,219
83,669	Fulton Financial Corp.	1,278,462
54,960	Glacier Bancorp, Inc.	3,042,036
43,919	Hancock Whitney Corp.	2,069,463
77,199	Home Bancshares, Inc.	1,816,492
27,222	International Bancshares Corp.	1,133,524
59,596	PacWest Bancorp	2,700,891
38,715	Pinnacle Financial Partners, Inc.	3,642,307
47,454	Prosperity Bancshares, Inc.	3,375,403
30,788	Signature Bank	8,382,957
99,428	Sterling Bancorp	2,481,723
74,891	Synovus Financial Corp.	3,286,966
25,492	Texas Capital Bancshares, Inc.*	1,530,030
22,005	UMB Financial Corp.	2,128,104
112,573	Umpqua Holdings Corp.	2,279,603
66,073	United Bankshares, Inc.	2,403,736
207,173	Valley National Bancorp	2,757,473
46,702	Webster Financial Corp.	2,543,391
29,104	Wintrust Financial Corp.	2,339,088

		83,215,714

Beverages (0.2%):
4,763	Boston Beer Co., Inc. (The), Class A*	2,427,939

Biotechnology (2.3%):
52,986	Arrowhead Pharmaceuticals, Inc.*	3,307,916
24,441	Emergent BioSolutions, Inc.*	1,223,761
160,282	Exelixis, Inc.*	3,388,362
71,897	Halozyme Therapeutics, Inc.*	2,924,770
48,033	Neurocrine Biosciences, Inc.*	4,606,845

Shares		Value
Common Stocks, continued
Biotechnology, continued
25,868	Repligen Corp.*	$7,475,593
22,707	United Therapeutics Corp.*	4,191,258

		27,118,505

Building Products (2.0%):
105,005	Builders FirstSource, Inc.*	5,432,959
17,301	Lennox International, Inc.	5,089,435
52,739	Owens Corning	4,509,185
22,121	Simpson Manufacturing Co., Inc.	2,366,283
58,312	Trex Co., Inc.*	5,943,742

		23,341,604

Capital Markets (2.4%):
21,072	Affiliated Managers Group, Inc.	3,183,768
20,281	Evercore, Inc., Class A	2,710,961
19,191	FactSet Research Systems, Inc.	7,576,223
49,889	Federated Hermes, Inc., Class B	1,621,393
44,668	Interactive Brokers Group, Inc., Class A	2,784,603
87,943	Janus Henderson Group plc	3,634,684
54,830	SEI Investments Co.	3,251,419
53,260	Stifel Financial Corp.	3,619,550

		28,382,601

Chemicals (2.5%):
28,497	Ashland Global Holdings, Inc.	2,539,653
46,411	Avient Corp.	2,151,150
29,206	Cabot Corp.	1,463,805
84,463	Chemours Co. (The)	2,454,495
20,113	Ingevity Corp.*	1,435,465
16,874	Minerals Technologies, Inc.	1,178,480
3,674	NewMarket Corp.	1,244,641
73,077	Olin Corp.	3,525,965
66,143	RPM International, Inc.	5,136,004
20,655	Scotts Miracle-Gro Co. (The)	3,023,066
21,075	Sensient Technologies Corp.	1,919,511
92,653	Valvoline, Inc.	2,888,920

		28,961,155

Commercial Services & Supplies (1.7%):
25,177	Brink’s Co. (The)	1,593,704
25,606	Clean Harbors, Inc.*	2,659,695
38,704	Herman Miller, Inc.	1,457,593
68,362	IAA, Inc.*	3,730,514
60,949	KAR Auction Services, Inc.*	998,954
18,638	MSA Safety, Inc.	2,715,556
46,274	Stericycle, Inc.*	3,145,244
27,299	Tetra Tech, Inc.	4,076,833

		20,378,093

Communications Equipment (0.9%):
78,510	Ciena Corp.*	4,031,488
38,814	Lumentum Holdings, Inc.*	3,242,522
37,546	NetScout Systems, Inc.*	1,011,865
37,498	ViaSat, Inc.*	2,065,015

		10,350,890

Construction & Engineering (1.3%):
73,091	AECOM*	4,615,697
15,814	Dycom Industries, Inc.*	1,126,589
27,186	EMCOR Group, Inc.	3,136,721
72,318	Fluor Corp.*	1,154,918
29,263	MasTec, Inc.*	2,524,812
10,693	Valmont Industries, Inc.	2,514,138

		15,072,875

Construction Materials (0.2%):
21,153	Eagle Materials, Inc., Class A	2,774,428

Consumer Finance (0.7%):
20,687	Firstcash, Inc.	1,810,112
85,831	Navient Corp.	1,693,446

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
33,847	PROG Holdings, Inc.*	$1,421,912
156,386	SLM Corp.	2,752,394

		7,677,864

Containers & Packaging (0.8%):
33,632	AptarGroup, Inc.	4,013,979
13,129	Greif, Inc., Class A	848,133
41,988	Silgan Holdings, Inc.	1,610,660
50,282	Sonoco Products Co.	2,995,802

		9,468,574

Diversified Consumer Services (0.9%):
2,081	Graham Holdings Co., Class B	1,226,042
23,108	Grand Canyon Education, Inc.*	2,032,580
90,939	H&R Block, Inc.	2,273,475
84,759	Service Corp. International	5,107,577

		10,639,674

Diversified Financial Services (0.3%):
101,065	Jefferies Financial Group, Inc.	3,752,543

Diversified Telecommunication Services (0.2%):
66,637	Iridium Communications, Inc.*	2,655,484

Electric Utilities (1.0%):
26,879	ALLETE, Inc.	1,599,838
55,607	Hawaiian Electric Industries, Inc.	2,270,434
25,488	IDACORP, Inc.	2,634,949
101,909	OGE Energy Corp.	3,358,921
43,170	PNM Resources, Inc.	2,136,052

		12,000,194

Electrical Equipment (1.7%):
18,089	Acuity Brands, Inc.	3,136,090
21,863	EnerSys	1,627,482
27,614	Hubbell, Inc.	4,989,021
85,622	nVent Electric plc	2,768,159
20,575	Regal-Beloit Corp.	3,093,246
104,477	Sunrun, Inc.*	4,596,988

		20,210,986

Electronic Equipment, Instruments & Components (3.2%):
36,411	Arrow Electronics, Inc.*	4,088,591
50,413	Avnet, Inc.	1,863,769
22,472	Belden, Inc.	1,309,219
89,129	Cognex Corp.	7,149,928
12,407	Coherent, Inc.*	3,102,867
53,342	II-VI, Inc.*	3,166,381
73,999	Jabil, Inc.	4,319,322
12,460	Littlelfuse, Inc.	3,404,944
68,331	National Instruments Corp.	2,680,625
21,158	SYNNEX Corp.	2,202,548
67,867	Vishay Intertechnology, Inc.	1,363,448
85,734	Vontier Corp.	2,880,662

		37,532,304

Energy Equipment & Services (0.4%):
103,199	ChampionX Corp.*	2,307,530
199,801	NOV, Inc.*	2,619,391

		4,926,921

Entertainment (0.1%):
22,840	World Wrestling Entertainment, Inc., Class A	1,284,978

Equity Real Estate Investment Trusts (9.2%):
71,548	American Campus Communities, Inc.	3,466,501
79,915	Apartment Income REIT Corp.	3,900,651
151,165	Brixmor Property Group, Inc.	3,342,258
50,551	Camden Property Trust	7,454,756
22,266	Coresite Realty Corp.	3,084,732
57,891	Corporate Office Properties Trust	1,561,899

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
76,107	Cousins Properties, Inc.	$2,838,030
63,062	Cyrusone, Inc.	4,881,629
89,734	Douglas Emmett, Inc.	2,836,492
20,117	EastGroup Properties, Inc.	3,352,096
37,782	EPR Properties	1,865,675
64,383	First Industrial Realty Trust, Inc.	3,353,067
73,245	Healthcare Realty Trust, Inc.	2,181,236
53,913	Highwoods Properties, Inc.	2,364,624
78,110	Hudson Pacific Properties, Inc.	2,051,950
59,376	JBG SMITH Properties	1,758,123
53,598	Kilroy Realty Corp.	3,548,724
43,964	Lamar Advertising Co., Class A	4,987,716
39,288	Life Storage, Inc.	4,507,905
304,633	Medical Properties Trust, Inc.	6,113,984
89,682	National Retail Properties, Inc.	3,873,366
40,891	National Storage Affiliates Trust	2,158,636
122,158	Omega Healthcare Investors, Inc.	3,659,854
120,216	Parks Hotels & Resorts, Inc.*	2,300,934
66,187	Pebblebrook Hotel Trust	1,483,251
111,635	Physicians Realty Trust	1,967,009
33,794	PotlatchDeltic Corp.	1,743,094
9,806	PS Business Parks, Inc.	1,536,992
71,518	Rayonier, Inc.	2,551,762
68,867	Rexford Industrial Realty, Inc.	3,908,202
113,509	Sabra Health Care REIT, Inc.	1,670,852
34,344	SL Green Realty Corp.	2,432,929
60,908	Spirit Realty Capital, Inc.	2,804,204
124,664	STORE Capital Corp.	3,992,988
108,929	The Macerich Co.	1,820,204
54,645	Urban Edge Properties	1,000,550

		108,356,875

Food & Staples Retailing (1.1%):
69,001	BJ’s Wholesale Club Holdings, Inc.*	3,789,535
18,841	Casey’s General Stores, Inc.	3,550,586
44,468	Grocery Outlet Holding Corp.*	959,175
78,580	Performance Food Group Co.*	3,650,827
56,796	Sprouts Farmers Market, Inc.*	1,315,963

		13,266,086

Food Products (1.8%):
82,062	Darling Ingredients, Inc.*	5,900,258
100,713	Flowers Foods, Inc.	2,379,848
41,516	Hain Celestial Group, Inc. (The)*	1,776,054
34,260	Ingredion, Inc.	3,049,483
9,904	Lancaster Colony Corp.	1,671,894
24,293	Pilgrim’s Pride Corp.*	706,440
29,530	Post Holdings, Inc.*	3,253,025
10,626	Sanderson Farms, Inc.	1,999,813
8,148	Tootsie Roll Industries, Inc.	247,944

		20,984,759

Gas Utilities (1.2%):
45,766	National Fuel Gas Co.	2,403,630
49,315	New Jersey Resources Corp.	1,716,655
27,105	ONE Gas, Inc.	1,717,644
29,942	Southwest Gas Holdings, Inc.	2,002,521
26,116	Spire, Inc.	1,597,777
106,860	UGI Corp.	4,554,373

		13,992,600

Health Care Equipment & Supplies (3.9%):
81,827	Envista Holdings Corp.*	3,421,187
39,630	Globus Medical, Inc.*	3,036,451
25,780	Haemonetics Corp.*	1,819,810
33,275	Hill-Rom Holdings, Inc.	4,991,250
10,059	ICU Medical, Inc.*	2,347,569
37,289	Integra LifeSciences Holdings Corp.*	2,553,551
26,883	LivaNova plc*	2,128,865

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
25,613	Masimo Corp.*	$6,933,695
54,672	Neogen Corp.*	2,374,405
26,579	NuVasive, Inc.*	1,590,753
17,447	Penumbra, Inc.*	4,649,625
19,130	Quidel Corp.*	2,700,200
23,995	STAAR Surgical Co.*	3,084,077
31,942	Tandem Diabetes Care, Inc.*	3,813,236

		45,444,674

Health Care Providers & Services (3.1%):
45,245	Acadia Healthcare Co., Inc.*	2,885,726
16,524	Amedisys, Inc.*	2,463,728
7,841	Chemed Corp.	3,647,006
50,584	Encompass Health Corp.	3,795,823
42,644	HealthEquity, Inc.*	2,761,625
15,972	LHC Group, Inc.*	2,506,167
29,518	Molina Healthcare, Inc.*	8,008,529
70,815	Option Care Health, Inc.*	1,717,972
43,604	Patterson Cos., Inc.	1,314,225
34,634	Progyny, Inc.*	1,939,504
66,771	R1 RCM, Inc.*	1,469,630
54,310	Tenet Healthcare Corp.*	3,608,356

		36,118,291

Hotels, Restaurants & Leisure (3.1%):
41,895	Boyd Gaming Corp.*	2,650,278
16,503	Choice Hotels International, Inc.	2,085,484
17,577	Churchill Downs, Inc.	4,219,886
11,959	Cracker Barrel Old Country Store, Inc.	1,672,347
11,083	Jack in the Box, Inc.	1,078,708
21,840	Marriott Vacations Worldwide Corp.	3,436,087
16,365	Papa John’s International, Inc.	2,078,191
45,613	Scientific Games Corp., Class A*	3,789,072
39,523	Six Flags Entertainment Corp.*	1,679,728
35,710	Texas Roadhouse, Inc., Class A	3,261,394
44,475	Travel + Leisure Co.	2,425,222
91,573	Wendy’s Co. (The)	1,985,303
15,010	Wingstop, Inc.	2,460,589
47,926	Wyndham Hotels & Resorts, Inc.	3,699,408

		36,521,697

Household Durables (1.6%):
12,166	Helen of Troy, Ltd.*	2,733,457
46,671	KB Home	1,816,435
64,071	Taylor Morrison Home Corp., Class A*	1,651,750
99,738	Tempur Sealy International, Inc.	4,628,841
58,599	Toll Brothers, Inc.	3,239,939
16,676	TopBuild Corp.*	3,415,411
56,540	Tri Pointe Homes, Inc.*	1,188,471

		18,674,304

Household Products (0.1%):
32,167	Energizer Holdings, Inc.	1,256,121

Industrial Conglomerates (0.4%):
26,434	Carlisle Cos., Inc.	5,254,815

Insurance (3.6%):
7,084	Alleghany Corp.*	4,423,320
33,805	American Financial Group, Inc.	4,253,683
42,501	Brighthouse Financial, Inc.*	1,922,320
65,350	CNO Financial Group, Inc.	1,538,339
56,003	First American Financial Corp.	3,755,001
18,259	Hanover Insurance Group, Inc. (The)	2,366,732
30,586	Kemper Corp.	2,042,839
10,880	Kinsale Capital Group, Inc.	1,759,296
13,320	Mercury General Corp.	741,524
146,595	Old Republic International Corp.	3,390,742
20,184	Primerica, Inc.	3,100,868

Shares		Value
Common Stocks, continued
Insurance, continued
34,872	Reinsurance Group of America, Inc.	$3,879,859
24,089	RenaissanceRe Holdings, Ltd.	3,358,007
20,199	RLI Corp.	2,025,354
30,592	Selective Insurance Group, Inc.	2,310,614
42,610	Unum Group	1,067,807

		41,936,305

Interactive Media & Services (0.3%):
49,682	TripAdvisor, Inc.*	1,681,736
35,363	Yelp, Inc.*	1,316,918

		2,998,654

IT Services (2.8%):
25,330	Alliance Data Systems Corp.	2,555,544
11,977	CACI International, Inc., Class A*	3,139,172
21,684	Concentrix Corp.*	3,838,068
88,075	Genpact, Ltd.	4,184,443
71,409	KBR, Inc.	2,813,515
34,654	LiveRamp Holdings, Inc.*	1,636,708
31,436	MAXIMUS, Inc.	2,615,475
165,997	Sabre Corp.*^	1,965,405
29,740	Science Applications International Corp.	2,544,554
55,144	Teradata Corp.*	3,162,508
22,869	WEX, Inc.*	4,028,146

		32,483,538

Leisure Products (1.4%):
39,632	Brunswick Corp.	3,775,741
59,962	Callaway Golf Co.*	1,656,750
177,951	Mattel, Inc.*	3,302,771
29,126	Polaris, Inc.	3,485,217
44,254	YETI Holdings, Inc.*	3,792,125

		16,012,604

Life Sciences Tools & Services (0.6%):
14,432	Medpace Holdings, Inc.*	2,731,689
52,547	Syneos Health, Inc.*	4,596,812

		7,328,501

Machinery (5.1%):
31,424	AGCO Corp.	3,850,383
66,240	Colfax Corp.*	3,040,416
25,644	Crane Co.	2,431,308
63,939	Donaldson Co., Inc.	3,670,738
67,582	Flowserve Corp.	2,343,068
85,654	Graco, Inc.	5,993,210
44,188	ITT, Inc.	3,793,098
42,906	Kennametal, Inc.	1,468,672
30,101	Lincoln Electric Holdings, Inc.	3,876,708
28,327	Middleby Corp. (The)*	4,830,037
27,371	Nordson Corp.	6,518,404
34,999	Oshkosh Corp.	3,582,847
35,079	Terex Corp.	1,476,826
35,488	Timken Co.	2,321,625
54,534	Toro Co. (The)	5,312,157
41,935	Trinity Industries, Inc.^	1,139,374
32,527	Woodward, Inc.	3,682,056

		59,330,927

Marine (0.1%):
30,289	Kirby Corp.*	1,452,660

Media (1.0%):
2,532	Cable One, Inc.	4,590,845
22,386	John Wiley & Sons, Inc., Class A	1,168,773
84,655	New York Times Co. (The), Class A	4,170,952
111,852	Tegna, Inc.	2,205,722

		12,136,292

Metals & Mining (2.1%):
230,808	Cleveland-Cliffs, Inc.*	4,572,306

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
60,991	Commercial Metals Co.	$1,857,786
17,180	Compass Minerals International, Inc.	1,106,392
32,100	Reliance Steel & Aluminum Co.	4,571,682
33,026	Royal Gold, Inc.	3,153,653
98,562	Steel Dynamics, Inc.	5,763,906
136,834	United States Steel Corp.	3,006,243
16,935	Worthington Industries, Inc.	892,474

		24,924,442

Multiline Retail (0.6%):
79,287	Kohl’s Corp.	3,733,625
56,215	Nordstrom, Inc.*	1,486,887
31,049	Ollie’s Bargain Outlet Holdings, Inc.*	1,871,633

		7,092,145

Multi-Utilities (0.6%):
32,679	Black Hills Corp.	2,050,934
104,490	MDU Resources Group, Inc.	3,100,218
26,727	NorthWestern Corp.	1,531,457

		6,682,609

Oil, Gas & Consumable Fuels (2.1%):
166,033	Antero Midstream Corp.	1,730,064
51,895	Cimarex Energy Co.	4,525,244
110,167	CNX Resources Corp.*	1,390,307
49,954	DT Midstream, Inc.	2,309,873
152,408	EQT Corp.*	3,118,268
206,256	Equitrans Midstream Corp.	2,091,436
77,169	HollyFrontier Corp.	2,556,609
73,256	Murphy Oil Corp.	1,829,202
115,676	Targa Resources Corp.	5,692,416

		25,243,419

Paper & Forest Products (0.3%):
48,022	Louisiana-Pacific Corp.	2,947,110

Personal Products (0.2%):
171,736	Coty, Inc., Class A*	1,349,845
25,939	Nu Skin Enterprises, Inc., Class A	1,049,751

		2,399,596

Pharmaceuticals (0.8%):
31,006	Jazz Pharmaceuticals plc*	4,037,291
93,881	Nektar Therapeutics*	1,686,103
67,546	Perrigo Co. plc	3,196,952

		8,920,346

Professional Services (0.9%):
27,052	ASGN, Inc.*	3,060,663
17,160	FTI Consulting, Inc.*	2,311,452
18,275	Insperity, Inc.	2,023,774
27,649	ManpowerGroup, Inc.	2,993,834

		10,389,723

Real Estate Management & Development (0.5%):
25,649	Jones Lang LaSalle, Inc.*	6,363,260

Road & Rail (1.4%):
23,840	Avis Budget Group, Inc.*	2,777,598
84,073	Knight-Swift Transportation Holdings, Inc.	4,300,334
19,202	Landstar System, Inc.	3,030,460
27,339	Ryder System, Inc.	2,261,209
13,320	Saia, Inc.*	3,170,559
30,488	Werner Enterprises, Inc.	1,349,704

		16,889,864

Semiconductors & Semiconductor Equipment (4.0%):
51,231	Amkor Technology, Inc.	1,278,213
37,758	Brooks Automation, Inc.	3,864,531
28,914	Cirrus Logic, Inc.*	2,381,068
14,944	CMC Materials, Inc.	1,841,549

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
58,651	Cree, Inc.*^	$4,734,895
50,120	First Solar, Inc.*	4,784,455
68,677	Lattice Semiconductor Corp.*	4,439,968
28,165	MKS Instruments, Inc.	4,250,380
32,668	Semtech Corp.*	2,547,124
20,642	Silicon Laboratories, Inc.*	2,893,183
26,500	SolarEdge Technologies, Inc.*	7,028,330
17,809	Synaptics, Inc.*	3,200,812
22,036	Universal Display Corp.	3,767,275

		47,011,783

Software (3.7%):
59,970	ACI Worldwide, Inc.*	1,842,878
34,729	Aspen Technology, Inc.*	4,264,721
21,498	Blackbaud, Inc.*	1,512,384
62,116	CDK Global, Inc.	2,643,036
19,524	Cerence, Inc.*	1,876,452
23,458	CommVault Systems, Inc.*	1,766,622
44,233	Digital Turbine, Inc.*	3,041,019
17,373	Envestnet, Inc.*	1,394,010
14,517	Fair Isaac Corp.*	5,776,750
24,398	J2 Global, Inc.*	3,333,255
32,138	Manhattan Associates, Inc.*	4,918,078
31,265	Mimecast, Ltd.*	1,988,454
19,983	Paylocity Holding Corp.*	5,603,233
17,128	Qualys, Inc.*	1,906,175
47,097	Sailpoint Technologies Holdings, Inc.*	2,019,519

		43,886,586

Specialty Retail (3.7%):
78,184	American Eagle Outfitters, Inc.	2,017,147
22,020	AutoNation, Inc.*	2,681,155
33,088	Dick’s Sporting Goods, Inc.	3,962,950
28,372	Five Below, Inc.*	5,016,453
46,067	Foot Locker, Inc.	2,103,419
31,519	GameStop Corp., Class A*^	5,530,639
15,344	Lithia Motors, Inc.	4,864,662
11,903	Murphy U.S.A., Inc.	1,990,896
8,629	RH*	5,754,766
33,695	Urban Outfitters, Inc.*	1,000,405
38,404	Victoria’s Secret & Co.*	2,122,205
37,990	Williams-Sonoma, Inc.	6,736,767

		43,781,464

Technology Hardware, Storage & Peripherals (0.3%):
66,838	NCR Corp.*	2,590,641
70,282	Xerox Holdings Corp.	1,417,588

		4,008,229

Textiles, Apparel & Luxury Goods (1.7%):
77,464	Capri Holdings, Ltd.*	3,750,032
22,363	Carter’s, Inc.	2,174,578
17,879	Columbia Sportswear Co.	1,713,523
31,520	Crocs, Inc.*	4,522,490
14,024	Deckers Outdoor Corp.*	5,051,445
69,035	Skechers U.S.A., Inc., Class A*	2,907,754

		20,119,822

Thrifts & Mortgage Finance (0.9%):
56,820	Essent Group, Ltd.	2,500,648
5,966	LendingTree, Inc.*	834,226
173,052	MGIC Investment Corp.	2,588,858
237,812	New York Community Bancorp, Inc.	3,060,640
34,747	Washington Federal, Inc.	1,192,170

		10,176,542

Trading Companies & Distributors (0.9%):
17,864	GATX Corp.	1,599,900

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
24,247	MSC Industrial Direct Co., Inc., Class A	$1,944,367
87,429	Univar Solutions, Inc.*	2,082,559
16,606	Watsco, Inc.	4,394,279

		10,021,105

Water Utilities (0.4%):
113,310	Essential Utilities, Inc.	5,221,325

Wireless Telecommunication Services (0.1%):
49,367	Telephone & Data Systems, Inc.	962,657

Total Common Stocks (Cost $821,778,555)		1,171,146,971

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.9%):
10,039,717	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	10,039,717

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $10,039,717)		10,039,717

Shares		Value
Unaffiliated Investment Company (0.4%):

Money Markets (0.4%):
4,778,289	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	4,778,289

Total Unaffiliated Investment Company (Cost $4,778,289)		4,778,289

Total Investment Securities (Cost $836,596,561) - 100.9%		1,185,964,977
Net other assets (liabilities) - (0.9)%		(10,723,673)

Net Assets - 100.0%		$1,175,241,304

Percentages indicated are based on net assets as of September 30, 2021.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $9,782,220.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(b)	The rate represents the effective yield at September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini December Futures (U.S Dollar)	12/17/21	11	$2,896,520	$ (67,404)

				$ (67,404)

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (44.7%):
6,226,467	AZL Mid Cap Index Fund, Class 2	$171,788,220
25,347,045	AZL S&P 500 Index Fund, Class 2	595,909,037
5,298,057	AZL Small Cap Stock Index Fund, Class 2	86,994,096

		854,691,353

Fixed Income Fund (40.5%):
66,861,712	AZL Enhanced Bond Index Fund	772,921,387

International Equity Fund (14.8%):
15,097,933	AZL International Index Fund, Class 2	282,633,300

Total Affiliated Investment Companies (Cost $1,778,276,206)		1,910,246,040

Total Investment Securities

(Cost $1,778,276,206) - 100.0%		1,910,246,040
Net other assets (liabilities) - 0.0%†		(588,909)

Net Assets - 100.0%		$1,909,657,131

Percentages indicated are based on net assets as of September 30, 2021.

†       Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (98.5%):
Aerospace & Defense (0.1%):
5,099	Aecc Aviation Power Co., Ltd.	$42,022
18,981	Aselsan Elektronik Sanayi Ve Ticaret AS	32,337
83,000	AviChina Industry & Technology Co., Ltd., Class H	52,322
35,570	Bharat Electronics, Ltd.	96,188
2,537	Korea Aerospace Industries, Ltd.	70,376

		293,245

Air Freight & Logistics (0.3%):
36,697	Agility Public Warehousing Co. KSC	119,528
572	Hyundai Glovis Co., Ltd.	79,042
9,300	SF Holding Co., Ltd., Class A	94,069
3,900	Yunda Holding Co., Ltd., Class A	11,497
13,810	ZTO Express Cayman, Inc., ADR	423,415

		727,551

Airlines (0.1%):
66,000	Air China, Ltd.*	43,614
39,299	China Eastern Airlines Corp., Ltd.	28,628
38,000	China Southern Airlines Co., Ltd.*	33,913
28,000	China Southern Airlines Co., Ltd., Class H*^	15,767
2,989	InterGlobe Aviation, Ltd.*	80,963
4,761	Korean Air Lines Co., Ltd.*	134,464

		337,349

Auto Components (0.5%):
3,039	Balkrishna Industries, Ltd.	103,129
6,982	Bharat Forge, Ltd.	68,363
900	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	25,053
47,000	Cheng Shin Rubber Industry Co., Ltd.	59,473
6,500	Fuyao Glass Industry Group Co., Ltd.	42,385
12,800	Fuyao Glass Industry Group Co., Ltd., Class H	68,143
2,479	Hankook Tire & Technology Co., Ltd.	89,280
5,302	Hanon Systems	69,348
4,200	Huayu Automotive Systems Co., Ltd.	14,746
2,110	Hyundai Mobis Co., Ltd.	445,080
7,300	Kuang-Chi Technologies Co., Ltd., Class A*	25,315
24,000	Minth Group, Ltd.	81,697
35,987	Motherson Sumi Systems, Ltd.	108,370
62	MRF, Ltd.	66,140
1,500	Ningbo Joyson Electronic Corp.	4,040
3,600	Shandong Linglong Tyre Co., Ltd., Class A	19,573

		1,290,135

Automobiles (3.1%):
673,900	Astra International Tbk PT	257,501
2,257	Bajaj Auto, Ltd.	115,818
88,000	Brilliance China Automotive Holdings, Ltd.*	35,200
3,133	BYD Co., Ltd.	121,014
25,500	BYD Co., Ltd., Class H	787,555
11,480	Chongqing Changan Automobile Co., Ltd., Class A	29,244
84,000	Dongfeng Motor Group Co., Ltd., Class H	74,943
4,135	Eicher Motors, Ltd.	154,235
2,009	Ford Otomotiv Sanayi AS	37,762
190,000	Geely Automobile Holdings, Ltd.	538,621
4,500	Great Wall Motor Co., Ltd., Class A	36,638
92,500	Great Wall Motor Co., Ltd., Class H	336,222
99,200	Guangzhou Automobile Group Co., Ltd.	86,540

Shares		Value
Common Stocks, continued
Automobiles, continued
4,024	Hero MotoCorp, Ltd.	$152,440
4,275	Hyundai Motor Co., Ltd.	712,914
732	Hyundai Motor Co., Ltd.	59,316
8,066	Kia Corp.	545,445
16,352	Li Auto, Inc., ADR*^	429,894
27,081	Mahindra & Mahindra, Ltd.	291,137
4,512	Maruti Suzuki India, Ltd.	445,521
41,865	NIO, Inc., ADR*	1,491,650
19,100	SAIC Motor Corp., Ltd.	56,408
51,308	Tata Motors, Ltd.*	227,293
11,629	Xpeng, Inc., ADR*	413,295
36,000	Yadea Group Holdings, Ltd.	58,327

		7,494,933

Banks (13.1%):
21,458	Absa Group, Ltd.	216,130
98,726	Abu Dhabi Commercial Bank	200,583
143,000	Agricultural Bank of China, Ltd.	65,067
797,000	Agricultural Bank of China, Ltd., Class A	272,478
107,574	Akbank T.A.S.	64,502
38,201	Al Rajhi Bank	1,248,803
33,870	Alinma Bank	216,360
49,791	Alpha Services and Holdings SA*	62,392
53,900	AMMB Holdings Berhad	40,900
19,969	Arab National Bank	122,320
70,436	Axis Bank, Ltd.*	725,693
39,610	Banco Bradesco SA	129,926
1,298,706	Banco de Chile	119,856
1,889	Banco de Credito e Inversiones	68,988
24,879	Banco do Brasil SA	132,051
9,387	Banco Inter SA	80,425
11,234	Banco Santander Brasil SA	72,976
2,238,136	Banco Santander Chile	112,197
9,306	Bancolombia SA	80,604
12,949	Bancolombia SA	112,294
20,207	Bandhan Bank, Ltd.	76,457
13,481	Bank AlBilad*	146,572
19,448	Bank Al-Jazira	95,275
37,500	Bank of Beijing Co., Ltd., Class A	25,305
2,459,000	Bank of China, Ltd.	865,737
72,500	Bank of China, Ltd., Class A	34,222
75,999	Bank of Communications Co., Ltd., Class A	52,754
175,000	Bank of Communications Co., Ltd., Class H	103,230
20,000	Bank of Hangzhou Co., Ltd.	45,814
36,920	Bank of Jiangsu Co., Ltd.	33,264
18,200	Bank of Nanjing Co., Ltd.	25,355
12,700	Bank of Ningbo Co., Ltd.	69,117
34,470	Bank of Shanghai Co., Ltd., Class A	39,000
62,666	Bank of the Philippine Islands	100,076
5,661	Bank Pekao SA	146,701
19,368	Banque Saudi Fransi	215,758
57,334	BDO Unibank, Inc.	123,922
31,338	Boubyan Bank KSCP*	79,720
2,487	Capitec Bank Holdings, Ltd.	300,699
135,394	Chang Hwa Commercial Bank	79,867
82,500	China Bohai Bank Co, Ltd., Class H	32,105
257,000	China Citic Bank Co., Ltd.	115,966
2,985,000	China Construction Bank	2,117,473
32,600	China Construction Bank Corp.	30,124
390,000	China Development Financial Holding Corp.	196,099
122,500	China Everbright Bank Co., Ltd.	63,970
45,000	China Everbright Bank Co., Ltd., Class H	15,868

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
40,244	China Merchants Bank Co., Ltd.	$314,372
120,500	China Merchants Bank Co., Ltd.	956,440
69,700	China Minsheng Banking Corp., Ltd., Class A	42,181
182,300	China Minsheng Banking Corp., Ltd., Class H	73,084
125,000	Chongqing Rural Commercial Bank Co., Ltd.	45,493
197,400	CIMB Group Holdings Berhad	224,988
77,279	Commercial Bank of Qatar Qsc (The)	130,848
54,566	Commercial International Bank Egypt SAE*	148,351
2,030	Credicorp, Ltd.*	225,208
543,000	CTBC Financial Holding Co., Ltd.	442,823
66,215	Dubai Islamic Bank	89,066
360,779	E.Sun Financial Holding Co., Ltd.	339,103
79,492	Emirates NBD Bank PJSC	307,587
70,569	Eurobank Ergasias Services and Holdings SA*	66,070
128,674	First Abu Dhabi Bank PJSC	622,661
312,745	First Financial Holdings Co., Ltd.	252,092
80,351	Grupo Financiero Banorte SAB de C.V.	516,157
58,223	Grupo Financiero Inbursa SAB de C.V., Class O*	54,563
12,569	Habib Bank, Ltd.	8,084
9,216	Hana Financial Holdings Group, Inc.	356,027
19,300	Hong Leong Bank Berhad	86,941
6,400	Hong Leong Financial Group Berhad	27,900
305,123	Hua Nan Financial Holdings Co., Ltd.	221,885
26,900	Huaxia Bank Co., Ltd., Class A	23,190
159,316	ICICI Bank, Ltd.	1,497,635
108,800	Industrial & Commercial Bank of China, Ltd., Class A	78,471
1,758,000	Industrial & Commercial Bank of China, Ltd., Class H	970,532
39,400	Industrial Bank Co., Ltd.	111,629
8,902	Industrial Bank of Korea (IBK)	78,073
147,609	Itausa - Investimentos Itau S.A.	302,001
1,627	KakaoBank Corp.*	94,072
12,202	KB Financial Group, Inc.	567,849
2,004	Komercni Banka AS*	81,201
17,050	Kotak Mahindra Bank, Ltd.	459,185
43,000	Krung Thai Bank	13,908
163,429	Kuwait Finance House KSCP	446,240
102,501	Malayan Banking Bhd	196,990
106,740	Masraf Al Rayan	131,551
29,363	MCB Bank, Ltd.	26,026
325,000	Mega Financial Holdings Co., Ltd.	373,543
46,592	Metropolitan Bank & Trust	39,800
16,450	Moneta Money Bank AS*	66,323
216,606	National Bank of Kuwait SAKP	684,496
67,869	National Commercial Bank	1,110,619
12,070	Nedcor, Ltd.	139,395
7,255	OTP Bank Nyrt*	426,072
41,800	Ping An Bank Co., Ltd., Class A	116,044
38,900	Postal Savings Bank of China Co., Ltd., Class A	30,361
260,000	Postal Savings Bank of China Co., Ltd., Class H	179,269
27,177	Powszechna Kasa Oszczednosci Bank Polski SA*	288,565
310,900	PT Bank Central Asia Tbk	760,596
590,100	PT Bank Mandiri Persero Tbk	250,812
242,400	PT Bank Negara Indonesia Tbk	90,261
2,163,991	PT Bank Rakyat Indonesia Tbk	575,231
471,500	Public Bank Berhad	457,836

Shares		Value
Common Stocks, continued
Banks, continued
27,221	Qatar International Islamic Bank QSC	$72,641
38,659	Qatar Islamic Bank	194,566
138,366	Qatar National Bank	727,819
59,900	RHB Bank Bhd	78,064
41,240	Riyad Bank	296,510
1,058	Santander Bank Polska SA*	79,830
330,351	Sberbank of Russia	1,541,763
122,724	Shanghai Commercial & Savings Bank, Ltd. (The)	193,889
70,100	Shanghai Pudong Development Bank Co., Ltd.	97,652
13,395	Shinhan Financial Group Co., Ltd.	450,289
28,200	Siam Commercial Bank Public Co., Ltd.	99,997
354,800	SinoPac Financial Holdings Co., Ltd.	175,910
40,924	Standard Bank Group, Ltd.	388,838
57,542	State Bank of India	351,504
352,381	Taishin Financial Holding Co., Ltd.	226,880
280,247	Taiwan Cooperative Financial Holding Co., Ltd.	221,293
3,719	TCS Group Holding plc, GDR	339,767
25,381	The Saudi British Bank	223,649
84,640	Turkiye Garanti Bankasi AS	87,981
46,220	Turkiye Is Bankasi AS, Class C	26,916
97,280,589	VTB Bank PJSC	69,266
15,903	Woori Financial Group, Inc.	154,766
316,254	Yes Bank, Ltd.*	53,581

		31,748,066

Beverages (1.4%):
153,800	Ambev SA Com Npv	432,173
1,100	Anhui Gujing Distillery Co., Ltd., Class A	40,617
3,000	Anhui Gujing Distillery Co., Ltd., Class B	39,098
1,300	Anhui Kouzi Distillery Co., Ltd.	10,161
10,480	Arca Continental SAB de C.V.	63,924
17,696	Becle SAB de CV	38,432
3,700	Beijing Shunxin Agriculture Co., Ltd., Class A	20,140
8,700	Carabao Group pcl	30,612
46,000	China Resources Beer Holdings Co., Ltd.	339,262
1,400	Chongqing Brewery Co., Ltd., Class A*	28,089
15,966	Coca-Cola Femsa S.A.B de C.V.	89,990
3,027	Compania Cervecerias Unidas SA	26,964
60,690	Fomento Economico Mexicano S.A.B. de C.V.	527,076
6,500	Fraser & Neave Holdings Bhd	41,252
2,800	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	19,637
3,200	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	81,597
1,100	JiuGui Liquor Co., Ltd., Class A	42,127
2,372	Kweichow Moutai Co., Ltd.	672,065
2,400	Luzhou Laojiao Co., Ltd.	82,142
9,000	Nongfu Spring Co., Ltd., Class H	45,507
23,700	Osotspa pcl	23,798
1,960	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	22,448
2,660	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	128,434
1,400	Sichuan Swellfun Co., Ltd., Class A	27,567
2,600	Tsingtao Brewery Co., Ltd., Class A	32,203
14,000	Tsingtao Brewery Co., Ltd., Class H	109,249

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
7,920	United Spirits, Ltd.*	$90,252
7,600	Wuliangye Yibin Co., Ltd., Class A	258,206

		3,363,022

Biotechnology (1.1%):
51,000	3SBio, Inc.*	49,958
9,000	Akeso, Inc.*	49,199
808	Alteogen, Inc.*	48,851
1,487	BeiGene, Ltd., ADR*	539,781
700	Beijing Tiantan Biological Products Corp., Ltd., Class A	3,469
700	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	23,991
600	BGI Genomics Co., Ltd.	8,149
14,923	Biocon, Ltd.*	72,658
1,338	Burning Rock Biotech, Ltd., ADR*	23,923
2,997	Celltrion, Inc.*	656,698
3,200	Chongqing Zhifei Biological Products Co., Ltd., Class A	78,768
185	Green Cross Corp.	51,583
3,270	Hualan Biological Engineering, Inc., Class A	14,123
1,059	I-Mab, ADR*	76,767
300	Imeik Technology Development Co., Ltd., Class A	27,539
36,500	Innovent Biologics, Inc.*	353,149
1,238	Seegne, Inc.	63,701
21,600	Shanghai Raas Blood Products Co., Ltd.	22,780
1,600	Shenzhen Kangtai Biological Products Co., Ltd., Class A	27,277
496	SK Bioscience Co., Ltd.*	113,718
4,000	Walvax Biotechnology Co., Ltd., Class A	39,120
2,417	Zai Lab, Ltd., ADR*	254,728

		2,599,930

Building Products (0.0%†):
3,000	Beijing New Building Materials plc	14,694
35,000	China Lesso Group Holdings, Ltd.	55,847
6,500	Zhuzhou Kibing Group Co., Ltd., Class A	17,164

		87,705

Capital Markets (1.2%):
190,509	B3 SA- Brasil Bolsa Balcao	445,754
34,376	Banco BTG Pactual SA	158,846
68,300	Bangkok Commercial Asset Management pcl, Class R	36,877
17,800	Caitong Securities Co., Ltd.	29,625
193,000	China Cinda Asset Management Co., Ltd., Class H	32,651
26,000	China Everbright, Ltd.	30,588
120,000	China Galaxy Securities Co.	69,477
327,000	China Huarong Asset Management Co., Ltd., Class H	32,135
44,400	China International Capital Corp., Ltd.	116,157
14,140	China Merchants Securities Co., Ltd.	39,775
29,100	Citic Securities Co., Ltd., Class A	112,863
59,000	Citic Securities Co., Ltd., Class A	149,974
5,300	CSC Financial Co., Ltd., Class A	25,129
23,328	East Money Information Co., Ltd., Class A	123,581
6,600	Everbright Securities Co., Ltd.	15,754
20,100	Founder Securities Co., Ltd., Class A	25,297
30,400	GF Securities Co., Ltd.	53,001
15,400	GF Securities Co., Ltd., Class A	49,971
12,599	Guosen Securities Co., Ltd., Class A	22,956

Shares		Value
Common Stocks, continued
Capital Markets, continued
14,600	Guotai Junan Securities Co., Ltd.	$40,011
28,600	Haitong Securities Co., Ltd.	53,345
78,800	Haitong Securities Co., Ltd.	71,944
1,835	HDFC Asset Management Co., Ltd.	71,672
1,000	Hithink RoyalFlush Information Network Co., Ltd., Class A	18,369
23,600	Huatai Securities Co., Ltd., Class A	62,072
44,600	Huatai Securities Co., Ltd., Class H	68,682
24,300	Industrial Securities Co., Ltd.	36,751
1,242	Korea Investment Holdings Co., Ltd.	89,230
10,139	Meritz Securities Co., Ltd.	42,311
9,168	Mirae Asset Securities Co., Ltd.	66,199
6,300	Nanjing Securities Co., Ltd.	9,661
2,777	NH Investment & Securities Co., Ltd.	29,917
1,111	Noah Holdings, Ltd., ADR*	41,251
20,500	Orient Securities Co., Ltd./China	47,808
15,700	Pacific Securities Co. Ltd (The), Class A*	7,879
4,862	Reinet Investments SCA	91,451
2,406	Samsung Securities Co., Ltd.	96,197
12,160	SDIC Capital Co., Ltd., Class A	16,407
69,900	Shenwan Hongyuan Group Co., Ltd.	59,202
45,462	The Moscow Exchange	108,658
26,100	Tianfeng Securities Co., Ltd., Class A*	17,582
2,557	Up Fintech Holding, Ltd., ADR*^	27,079
304,680	Yuanta Financial Holding Co., Ltd.	268,193
5,300	Zheshang Securities Co., Ltd.*	10,215

		3,022,497

Chemicals (3.1%):
4,207	Advanced Petrochemical Co.	84,196
11,757	Asian Paints, Ltd.	510,164
9,301	Berger Paints India, Ltd.	101,357
114,000	Formosa Chemicals & Fibre Corp.	340,090
120,000	Formosa Plastics Corp.	482,537
3,400	Guangzhou Tinci Materials Technology Co., Ltd., Class A	79,530
3,999	Hanwha Chemical Corp.*	150,575
13,400	Hengli Petrochemical Co., Ltd.	53,353
10,092	Hengyi Petrochemical Co., Ltd., Class A	17,825
12,000	Huabao International Holdings, Ltd.	23,415
60,600	Indorama Ventures pcl	78,634
9,200	Jiangsu Eastern Shenghong Co., Ltd., Class A	39,838
6,200	Kingfa Sci & Tech Co., Ltd., Class A	14,070
533	Kumho Petrochemical Co., Ltd.	84,578
1,437	LG Chem, Ltd.	939,439
226	LG Chem, Ltd.	71,654
3,900	Lomon Billions Group Co., Ltd., Class A	17,229
540	Lotte Chemical Corp.	109,629
135,824	Mesaieed Petrochemical Holding Co.	83,942
161,000	Nan Ya Plastics Corp.	522,110
1,149	National Industrialization Co.*	7,197
3,035	National Petrochemical Co.	40,467
14,000	Ningxia Baofeng Energy Group Co., Ltd., Class A	34,612
29,450	Orbia Advance Corp SAB de CV	75,504
81,600	Petronas Chemicals Group Berhad	169,071
4,369	PhosAgro, GDR	98,676
2,928	PI Industries, Ltd.	125,087
5,202	Pidilite Industries, Ltd.	166,319
832,600	PT Barito Pacific Tbk	55,463
75,400	PTT Global Chemical Public Co., Ltd.	139,577

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
19,350	Rongsheng Petro Chemical Co., Ltd., Class A	$55,699
6,925	SABIK Agri-Nutrients Co.	319,483
5,252	Sahara International Petrochemical Co.	60,826
17,307	Sasol, Ltd.*	327,373
27,928	Saudi Basic Industries Corp.	947,421
4,576	Saudi Industrial Investment Group	49,795
25,640	Saudi Kayan Petrochemical Co.*	140,111
4,940	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	24,991
1,800	Shanghai Putailai New Energy Technology Co., Ltd., Class A	47,473
259	SK Chemicals Co., Ltd.	61,914
136	SK IE Technology Co., Ltd.*	25,859
649	SKC Co., Ltd.	90,973
1,120	Skshu Paint Co., Ltd., Class A	17,282
4,172	Sociedad Quimica y Minera de Chile SA	225,252
14,118	UPL, Ltd.	133,636
7,300	Wanhua Chemical Group Co., Ltd.	119,545
8,939	Yanbu National Petrochemical Co.	169,720
14,800	Zhejiang Longsheng Group Co., Ltd., Class A	30,874

		7,564,365

Commercial Services & Supplies (0.3%):
11,500	A-Living Services Co., Ltd., Class H	40,715
108,222	China Everbright International, Ltd.	81,582
46,000	Country Garden Services Holdings Co., Ltd.	361,005
44,000	Greentown Service Group Co., Ltd.	47,298
588	S1 Corp.	41,456
2,200	Shanghai M&G Stationery, Inc., Class A	23,119

		595,175

Communications Equipment (0.2%):
17,000	Accton Technology Corp.	159,847
20,500	BYD Electronic International Co., Ltd.^	71,645
5,600	Fiberhome Telecommunication Technologies Co., Ltd.	15,289
1,400	Shenzhen Sunway Communication Co., Ltd., Class A	4,884
1,800	Yealink Network Technology Corp., Ltd., Class A	22,526
8,300	ZTE Corp.	42,557
23,800	ZTE Corp., Class H	77,528

		394,276

Construction & Engineering (0.4%):
118,000	China Railway Group, Ltd.	58,715
53,400	China Railway Group, Ltd., Class A	46,778
102,100	China State Construction Engineering Corp., Ltd.	75,855
44,000	China State Construction International Holdings, Ltd.	38,436
2,296	GS Engineering & Construction Corp.	81,679
2,127	Hyundai Engineering & Construction Co., Ltd.	90,811
21,636	Larsen & Toubro, Ltd.	493,840
71,700	Metallurgical Corp. of China, Ltd.	47,692
38,400	Power Construction Corp. of China, Ltd.	50,096
4,331	Samsung Engineering Co., Ltd.*	91,818

		1,075,720

Shares		Value
Common Stocks, continued
Construction Materials (1.1%):
1,933	ACC, Ltd.	$58,627
19,842	Ambuja Cements, Ltd.	106,870
7,700	Anhui Conch Cement Co., Ltd., Class A	48,515
33,000	Anhui Conch Cement Co., Ltd., Class H	177,510
72,000	Asia Cement Corp.	117,083
25,400	BBMG Corp.	11,060
478,374	Cemex SAB de C.V.*	345,150
8,458	China Jushi Co., Ltd., Class A	22,925
122,000	China National Buildings Material Co., Ltd.	164,600
78,000	China Resources Cement Holdings, Ltd.	75,039
7,494	Grasim Industries, Ltd.	167,104
8,000	Huaxin Cement Co., Ltd.	25,294
1,017	POSCO Chemical Co., Ltd.	149,443
44,100	PT Indocement Tunggal Prakarsa Tbk	32,083
112,100	PT Semen Indonesia (Persero) Tbk	63,640
3,423	Saudi Cement Co.	57,249
368	Shree Cement, Ltd.	142,849
162,374	Taiwan Cement Corp.	296,828
25,000	The Siam Cement Public Co., Ltd.	295,844
3,087	Ultra Tech Cement, Ltd.	307,354

		2,665,067

Consumer Finance (0.6%):
2,667	360 DigiTech, Inc., ADR*	54,193
8,374	Bajaj Finance, Ltd.	859,721
12,258	Cholamandalam Investment and Finance Co., Ltd.	92,443
29,000	Krungthai Card pcl	46,810
5,052	Lufax Holding, Ltd., ADR*	35,263
28,300	Muangthai Capital pcl, Class R	48,210
4,134	Muthoot Finance, Ltd.	80,379
4,769	SBI Cards & Payment Services, Ltd.*	65,717
6,417	Shriram Transport Finance	111,547
27,700	Srisawad Corp pcl	51,078

		1,445,361

Containers & Packaging (0.1%):
21,248	Klabin SA*	94,476
38,400	SCG Packaging pcl	68,191
1,500	Yunnan Energy New Material Co., Ltd.	65,043

		227,710

Diversified Consumer Services (0.1%):
19,000	China East Education Holdings, Ltd.	19,281
25,000	China Education Group Holdings, Ltd.	42,949
48,000	China Yuhua Education Corp., Ltd.	23,212
3,788	Gaotu Techedu, Inc., ADR*^	11,629
47,798	New Oriental Education & Technology Group, Inc., ADR*	97,986
5,500	Offcn Education Technology Co., Ltd., Class A*	9,230
12,817	TAL Education Group, ADR*	62,034

		266,321

Diversified Financial Services (0.9%):
9,600	Ayala Corp.	153,512
39,126	Chailease Holding Co., Ltd.	343,832
58,000	Far East Horizon, Ltd.	58,297
156,736	FirstRand, Ltd.	665,137
223,300	Fubon Financial Holdings Co., Ltd.	609,168
8,105	Grupo de Inversiones Suramericana SA	45,580

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
2,295	GT Capital Holdings, Inc.	$22,890
431,800	Metro Pacific Investments Corp.	30,724
31,853	REC, Ltd.	67,441
16,878	Remgro, Ltd.	153,007

		2,149,588

Diversified Telecommunication Services (1.2%):
98,000	China Communications Services Corp., Ltd.	54,250
1,380,000	China Tower Corp., Ltd., Class H	180,664
110,000	Chunghwa Telecom Co., Ltd.	435,120
56,868	Emirates Telecommunications Group Co. PJSC	372,145
7,958	Hellenic Telecommunications Organization SA (OTE)	148,714
18,250	Indus Towers, Ltd.	75,096
6,438	LG Uplus Corp.	80,896
34,613	Ooredoo Qsc	69,666
22,338	Orange Polska SA*	45,107
1,486,900	PT Telekomunikasi Indonesia Tbk	381,725
497,700	Sarana Menara Nusantara Tbk PT	45,959
18,938	Saudi Telecom Co.	641,607
12,522	Telefonica Brasil SA	98,591
37,500	Telekom Malaysia Berhad	50,858
50,779	Telesites SAB de CV*	44,043
243,500	Tower Bersama Infrastructure Tbk PT	50,275
494,000	True Corp. pcl	55,075

		2,829,791

Electric Utilities (0.8%):
7,799	Adani Transmission, Ltd.*	162,276
12,336	Centrais Eletricas Brasileiras S.A	87,248
4,434	Centrais Eletricas Brasileiras S.A	31,531
5,163	CEZ AS	168,079
35,776	Companhia Energetica de Minas Gerais	92,185
7,090	CPFL Energia SA	35,067
657,720	ENEL Americas SA	77,855
1,011,183	ENEL Chile SA	47,908
6,011	Energisa SA	48,475
32,737	Equatorial Energia SA	152,415
952,130	Inter Rao Ues PJSC	60,823
15,365	Interconexion Electrica SA ESP	91,657
7,164	Korea Electric Power Corp., Ltd.	142,256
25,730	PGE SA*	57,692
93,408	Power Grid Corp. of India, Ltd.	236,862
25,045	Saudi Electricity Co.	179,456
71,600	Tenega Nasional Berhad	164,921

		1,836,706

Electrical Equipment (0.5%):
4,500	Contemporary Amperex Technology Co., Ltd., Class A	366,243
7,706	Doosan Heavy Industries & Construction Co., Ltd.*	131,807
260	Ecopro BM Co., Ltd.	101,577
3,801	Eve Energy Co., Ltd., Class A	58,279
7,790	Havells India, Ltd.	143,839
12,500	Jiangsu Zhongtian Technology Co., Ltd., Class A	17,605
14,559	Luxshare Precision Industry Co., Ltd.	80,232
14,880	Nari Technology Co., Ltd.	82,355
3,900	Sungrow Power Supply Co., Ltd., Class A	89,358
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	44,275
12,400	Xinjiang Goldwind Science & Technology Co., Ltd.	26,002

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
3,500	Zhejiang Chint Electrics Co., Ltd., Class A	$30,469
15,800	Zhuzhou CRRC Times Electric Co., Ltd., Class H*	72,877

		1,244,918

Electronic Equipment, Instruments & Components (2.6%):
24,500	AAC Technologies Holdings, Inc.	116,316
255,000	AU Optronics Corp.	159,026
4,200	Chaozhou Three-Circle Group Co., Ltd., Class A	24,049
10,300	Delta Electronics Thailand pcl	142,237
60,000	Delta Electronics, Inc.	539,823
9,699	Foxconn Industrial Internet Co., Ltd., Class A	17,367
22,000	Foxconn Technology Co., Ltd.	55,066
8,100	GoerTek, Inc., Class A	53,648
2,100	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	25,470
389,000	Hon Hai Precision Industry Co., Ltd.	1,453,892
266,000	Innolux Corp.	160,050
25,500	Kingboard Holdings, Ltd.	114,640
37,500	Kingboard Laminates Holdings, Ltd.	61,138
3,000	Largan Precision Co., Ltd.	233,690
11,400	Lens Technology Co., Ltd., Class A	36,781
7,487	LG Display Co., Ltd.*	118,848
404	LG Innotek Co., Ltd.	70,014
4,700	Lingyi iTech Guangdong Co., Class A*	4,698
540	Maxscend Microelectronics Co., Ltd., Class A	29,224
7,000	Nan Ya Printed Circuit Board Corp.	107,840
1,200	NAURA Technology Group Co., Ltd., Class A	67,403
4,200	OFILM Group Co., Ltd., Class A	5,456
1,281	Raytron Technology Co., Ltd., Class A	17,388
1,773	Samsung Electro-Mechanics Co., Ltd., Series L	261,043
1,719	Samsung SDI Co., Ltd.	1,034,957
3,800	Shengyi Technology Co., Ltd., Class A	12,637
1,820	Shennan Circuits Co., Ltd., Class A	26,584
22,200	Sunny Optical Technology Group Co., Ltd.	582,535
7,000	Suzhou Dongshan Precision Manufacturing Co., Ltd.	22,622
41,000	Synnex Technology International Corp.	76,023
14,000	Tianma Microelectronics Co., Ltd., Class A	29,324
35,000	Unimicron Technology Corp.	162,940
6,300	Unisplendour Corp., Ltd., Class A	24,297
10,000	Walsin Technology Corp.	54,252
1,700	Wingtech Technology Co., Ltd.	24,429
47,960	WPG Holdings, Ltd.	83,308
4,536	Wuhan Guide Infrared Co., Ltd.	16,362
1,650	WUS Printed Circuit Kunshan Co., Ltd., Class A	2,856
2,720	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	29,006
12,377	Yageo Corp.	194,183
9,200	Zhejiang Dahua Technology Co., Ltd., Class A	33,614
19,000	Zhen Ding Technology Holding, Ltd.	66,976

		6,352,012

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services (0.1%):
48,000	China Oilfield Services, Ltd.	$45,346
126,200	Dialog Group Berhad	71,917

		117,263

Entertainment (1.0%):
500,000	Alibaba Pictures Group, Ltd.*	56,213
5,210	Bilibili, Inc., ADR*^	344,746
2,170	CD Projekt SA	104,102
400	G-Bits Network Technology Xiamen Co., Ltd.	24,228
2,528	HUYA, Inc., ADR*^	21,084
268	HYBE Co., Ltd.*	66,840
9,347	IQIYI, Inc., ADR*	75,056
4,000	Mango Excellent Media Co., Ltd., Class A	26,781
531	Ncsoft Corp.	269,065
12,515	NetEase, Inc., ADR	1,068,781
657	Netmarble Corp.	65,161
810	Pearl Abyss Corp.*	54,498
7,050	Perfect World Co., Ltd., Class A	16,460
20,844	Tencent Music Entertainment Group, ADR*	151,119
4,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	15,598
15,360	Zhejiang Century Huatong Group Co., Ltd., Class A*	17,594

		2,377,326

Equity Real Estate Investment Trusts (0.1%):
96,015	Fibra UNO Amdinistracion SA	108,868
111,747	Growthpoint Properties, Ltd.	106,171

		215,039

Food & Staples Retailing (1.2%):
1,612	Abdullah Al Othaim Markets Co.	48,400
13,933	Atacadao Distribuicao Comercio e Industria, Ltd.	45,446
5,379	Avenue Supermarts, Ltd.*	306,419
27,700	Berli Jucker pcl	26,779
157	BGF Retail Co., Ltd.	22,545
10,042	Bid Corp., Ltd.*	216,092
12,876	BIM Birlesik Magazalar AS	92,654
53,777	Cencosud SA	104,037
8,233	Clicks Group, Ltd.	151,663
166,700	CP All pcl	311,239
1,473	Dino Polska SA*	123,037
631	E-Mart Co., Ltd.	86,351
10,020	Magnit PJSC, GDR	167,918
16,000	President Chain Store Corp.	160,591
37,127	Raia Drogasil SA	159,352
14,686	Shoprite Holdings, Ltd.^	174,010
78,500	Sun Art Retail Group, Ltd.	36,103
5,844	The Spar Group, Ltd.	76,261
165,130	Wal-Mart de Mexico SAB de C.V.	561,145
3,565	X5 Retail Group NV, GDR	114,926
1,456	Yifeng Pharmacy Chain Co., Ltd., Class A	11,729
25,700	Yonghui Superstores Co., Ltd.	15,541

		3,012,238

Food Products (1.8%):
3,116	Adecoagro SA*	28,137
8,424	Almarai Co. JSC	130,014
7,000	Beijing Dabeinong Technology Group Co., Ltd.	8,157
21,374	BRF SA*	106,342
3,392	Britannia Industries, Ltd.	180,322

Shares		Value
Common Stocks, continued
Food Products, continued
107,900	Charoen Pokphand Foods Public Co., Ltd.	$81,936
110,000	China Feihe, Ltd.	185,297
280,000	China Huishan Dairy Holdings Co., Ltd.*	—
86,000	China Mengniu Dairy Co., Ltd.	553,263
245	CJ CheilJedang Corp.	84,066
75,500	Dali Foods Group Co., Ltd.	45,203
7,228	Foshan Haitian Flavouring & Food Co., Ltd.	122,848
700	Fu Jian Anjoy Foods Co., Ltd., Class A	20,785
5,255	Gruma, SAB de C.V., Class B	60,170
45,487	Grupo Bimbo SAB de C.V., Series A, Class A	127,926
3,800	Guangdong Haid Group Co., Ltd., Class A	39,636
5,400	Henan Shuanghui Investment & Development Co., Ltd.	22,694
10,200	Inner Mongolia Yili Indsutrial Group Co., Ltd.	59,089
90,500	IOI Corp. Berhad	81,384
30,042	JBS SA	204,532
3,100	Jiangxi Zhengbang Technology Co., Ltd., Class A	4,525
1,500	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	7,311
700	Juewei Food Co., Ltd., Class A	6,930
15,700	Kuala Lumpur Kepong Berhad	75,282
9,772	Muyuan Foodstuff Co., Ltd.	77,783
1,031	Nestle India, Ltd.	268,848
2,000	Nestle Malaysia Bhd	63,534
10,600	New Hope Liuhe Co., Ltd., Class A*	24,218
721	Orion Corp./ Republic of Korea	70,949
20,980	PPB Group Berhad	91,904
213,700	PT Charoen Pokphand Indonesia Tbk	94,816
76,600	PT Indofood CBP Sukses Makmur Tbk	44,605
127,500	PT Indofood Sukses Makmur Tbk	56,339
32,650	QL Resources Berhad	41,916
37,200	Sime Darby Plantation Bhd	31,747
20,577	Tata Consumer Products, Ltd.	224,233
56,100	Thai Union Frozen Products pcl	35,874
9,830	The Savola Group	98,236
3,980	Tiger Brands, Ltd.	49,457
70,000	Tingyi (Caymen Is) Holding Corp.	130,072
6,800	Tongwei Co., Ltd., Class A	53,618
43,000	Uni-President China Holdings, Ltd.	41,075
157,000	Uni-President Enterprises Corp.	381,863
32,810	Universal Robina Corp.	87,294
163,000	Want Want China Holdings, Ltd.	123,120
13,060	Wens Foodstuffs Group Co., Ltd.	29,251
16,000	Yihai International Holding, Ltd.	88,549
2,600	Yihai Kerry Arawana Holdings Co., Ltd., Class A	27,867

		4,473,017

Gas Utilities (0.5%):
7,360	Adani Total Gas, Ltd.	139,947
18,500	Beijing Enterprises Holdings, Ltd.	73,908
93,800	China Gas Holdings, Ltd.	276,606
32,000	China Resources Gas Group, Ltd.	167,959
24,700	ENN Energy Holdings, Ltd.	404,496
40,303	GAIL India, Ltd.	84,876
8,251	Indraprastha Gas, Ltd.	58,805

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Gas Utilities, continued
25,200	Petronas Gas Berhad	$100,860

		1,307,457

Health Care Equipment & Supplies (0.3%):
1,430	Autobio Diagnostics Co., Ltd., Class A	11,807
54,400	Hartalega Holdings Berhad	79,721
2,280	Jafron Biomedical Co., Ltd., Class A	20,603
900	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	4,482
43,800	Kossan Rubber Industries	24,123
7,700	Lepu Medical Technology Beijing Co., Ltd., Class A	31,903
20,000	Microport Scientific Corp.	112,064
1,680	Ovctek China, Inc., Class A	21,240
72,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	127,135
2,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	125,000
22,000	Sri Trang Gloves Thailand pcl	20,242
40,635	Supermax Corp. Berhad	23,073
155,200	Top Glove Corp. Berhad	106,759
7,000	Venus MedTech Hangzhou, Inc., Class H*	35,845

		743,997

Health Care Providers & Services (0.7%):
12,464	Aier Eye Hospital Group Co., Ltd., Class A	102,604
3,000	Apollo Hospitals Enterprise, Ltd.	180,390
301,500	Bangkok Dusit Medical Services Public Co., Ltd.	201,986
13,700	Bumrungrad Hospital pcl	56,749
2,589	Celltrion Healthcare Co., Ltd.*	238,337
1,270	Dr Sulaiman Al Habib Medical Services Group Co.	58,865
1,400	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	22,172
35,667	Hapvida Participacoes e Investimentos SA	89,022
3,300	Huadong Medicine Co., Ltd., Class A	15,133
60,100	IHH Healthcare Berhad	95,986
46,000	Jinxin Fertility Group, Ltd.*	68,344
600	Jointown Pharmaceutical Group Co., Ltd.	1,436
15,300	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A*	17,546
1,233	Mouwasat Medical Services Co.	59,474
16,360	Notre Dame Intermedica Participacoes SA	224,177
9,527	Rede D’Or Sao Luiz SA	118,823
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	5,617
25,500	Shanghai Pharmaceuticals Holding Co., Ltd.	49,167
45,200	Sinopharm Group Co., Series H	117,403
700	Topchoice Medical Corp., Class A*	32,614

		1,755,845

Health Care Technology (0.1%):
130,000	Alibaba Health Information Technology, Ltd.*	186,015
14,300	Ping An Healthcare and Technology Co., Ltd.*^	92,565
1,090	Winning Health Technology Group Co., Ltd.	2,442

		281,022

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (0.8%):
231,900	Asset World Corp. pcl*	$31,618
3,600	China International Travel Service Corp., Ltd., Class A	144,911
67,600	Genting Berhard	81,304
86,800	Genting Malaysia Berhad	62,121
33,000	Haidilao International Holding, Ltd.^	124,871
5,524	Huazhu Group, Ltd., ADR*	253,331
20,000	Jiumaojiu International Holdings, Ltd.	60,374
15,230	Jollibee Foods Corp.	61,124
2,830	Jubilant Foodworks, Ltd.	153,575
2,483	Kangwon Land, Inc.*	59,614
101,900	Minor International pcl*	94,479
7,104	OPAP SA	109,568
25,400	Shenzhen Overseas Chinese Town Co., Ltd., Class A	29,450
6,660	Songcheng Performance Development Co., Ltd., Class A	14,516
12,743	Yum China Holdings, Inc.	740,496

		2,021,352

Household Durables (0.4%):
700	Ecovacs Robotics Co., Ltd., Class A	16,388
66,800	Haier Smart Home Co., Ltd., Class H	234,675
3,220	LG Electronics, Inc.	341,900
6,800	Midea Group Co., Ltd., Class A	73,268
13,100	NavInfo Co., Ltd.	22,342
5,000	Nien Made Enterprise Co., Ltd.	70,686
1,400	Oppein Home Group, Inc., Class A	28,174
11,900	Qingdao Haier Co., Ltd.	47,931
28,400	TCL Corp., Class A	27,516
1,893	Woongjin Coway Co., Ltd.	117,888
1,600	Zhejiang Supor Co., Ltd., Class A	11,518

		992,286

Household Products (0.5%):
26,008	Hindustan Unilever, Ltd.	945,923
54,099	Kimberl- Clark de Mexico SAB de C.V.	89,102
274,300	PT Unilever Indonesia Tbk	75,400
15,000	Vinda International Holdings, Ltd.^	44,349

		1,154,774

Independent Power and Renewable Electricity Producers (0.7%):
11,994	Adani Green Energy, Ltd.*	184,307
26,100	B Grimm Power pcl	31,305
213,000	Cgn Power Co., Ltd., Class H	64,739
106,000	China Longyuan Power Group Corp.	259,022
41,500	China National Nuclear Power Co., Ltd.	46,252
185,000	China Power International Develpoment, Ltd.	97,903
58,000	China Resources Power Holdings Co.	166,940
40,400	China Yangtze Power Co., Ltd.	137,324
271,021	Colbun SA	43,938
2,400	Electricity Genera pcl	12,283
7,616	Engie Brasil Energia SA	52,397
25,400	Global Power Synergy pcl	56,621
87,800	Gulf Energy Development pcl, Class R	106,994
13,900	Huadian Power International Corp, Ltd., Class A	10,139
168,000	Huaneng Power International, Inc., Class H	90,314
139,773	NTPC, Ltd.	265,623
16,900	Ratch Group pcl	22,538
20,900	SDIC Power Holdings Co., Ltd., Class A	38,927

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
21,900	Sichuan Chuantou Energy Co., Ltd., Class A	$48,670

		1,736,236

Industrial Conglomerates (0.9%):
77,690	Aboitiz Equity Ventures, Inc.	73,803
7,824	Bidvest Group, Ltd.^	101,193
176,000	Citic, Ltd.	185,570
403	CJ Corp.	33,122
115,000	Far Eastern New Century Corp.	122,002
86,500	Fosun International, Ltd.	105,098
15,971	Grupo Carso SAB de C.V.	54,721
15,300	Hap Seng Consolidated Berhad	28,899
44,815	Industries Qatar Q.S.C.	190,128
101,484	JG Summit Holdings, Inc.	129,326
20,331	KOC Holdings AS	51,666
2,559	LG Corp.	199,190
2,613	Samsung C&T Corp.	268,862
2,872	Siemens, Ltd.	82,167
62,100	Sime Darby Berhad	33,517
967	SK, Inc.	214,918
7,815	SM Investments Corp.	151,096
31,448	Turkiye Sise ve Cam Fabrikalari AS	28,980

		2,054,258

Insurance (2.4%):
1,250	Bajaj Finserv, Ltd.	299,149
17,305	BB Seguridade Participacoes SA	63,405
2,203	Bupa Arabia For Cooperative Insurance Co.	87,677
254,137	Cathay Financial Holding Co., Ltd.	520,343
49,033	China Life Insurance Co., Ltd.	50,391
6,100	China Life Insurance Co., Ltd.	28,141
230,000	China Life Insurance Co., Ltd.	375,116
13,000	China Pacific Insurance Group Co., Ltd., Class A	54,240
83,000	China Pacific Insurance Group Co., Ltd., Class H	244,089
49,200	China Taiping Insurance Holdings Co., Ltd.	74,506
1,303	DB Insurance Co., Ltd.	69,234
13,781	Discovery, Ltd.*	125,304
22,395	HDFC Life Insurance Co., Ltd.	217,343
7,561	ICICI Lombard General Insurance Co., Ltd.	161,929
9,176	ICICI Prudential Life Insurance Co., Ltd.	82,148
27,000	New China Life Insurance Co., Ltd.	79,527
4,500	New China Life Insurance Co., Ltd., Class A	27,783
145,915	Old Mutual, Ltd.	159,594
178,000	People’s Insurance Co. Group of China, Ltd. (The)	55,230
28,100	People’s Insurance Co. Group of China, Ltd. (The)	22,010
230,000	Picc Property & Casuality Co., Ltd., Class H	221,925
20,800	Ping An Insurance Group Co. of China, Ltd.	154,829
193,500	Ping An Insurance Group Co. of China, Ltd.	1,313,042
17,119	Powszechny Zaklad Ubezpieczen SA	156,516
26,923	Rand Merchant Investment Holdings, Ltd.	67,222
972	Samsung Fire & Marine Insurance Co., Ltd.	191,954
2,270	Samsung Life Insurance Co., Ltd.	139,572

Shares		Value
Common Stocks, continued
Insurance, continued
58,714	Sanlam, Ltd.	$249,318
14,052	SBI Life Insurance Co., Ltd.	229,313
320,614	Shin Kong Financial Holdings Co., Ltd.	106,193
2,914	The Co. for Cooperative Insurance	67,147
16,500	Zhongan Online P&c Insurance Co., Ltd.*	67,413

		5,761,603

Interactive Media & Services (6.3%):
1,931	Autohome, Inc., ADR	90,622
8,404	Baidu, Inc., ADR*	1,292,115
4,088	Hello Group, Inc., ADR	43,251
2,379	Info Edge India, Ltd.	206,022
1,915	JOYY, Inc., ADR	105,000
9,648	Kakao Corp.	945,946
3,760	Mail.Ru Group, Ltd., GDR*	76,841
3,836	NAVER Corp.	1,250,995
178,700	Tencent Holdings, Ltd.	10,478,271
1,711	Weibo Corp., ADR*	81,255
9,539	Yandex NV, Class A*	763,555

		15,333,873

Internet & Direct Marketing Retail (7.1%):
471,672	Alibaba Group Holding, Ltd.*	8,773,386
10,438	Allegro.eu SA*	151,892
12,923	Americanas SA*	73,386
2,055	Baozun, Inc., ADR*	36,024
320	CJ ENM Co., Ltd.	40,710
1,842	Dada Nexus, Ltd., ADR*	36,914
88,000	HengTen Networks Group, Ltd.*	25,937
9,050	JD Health International, Inc.*	86,378
26,900	JD.com, Inc., ADR*	1,943,256
123,600	Meituan*	3,859,744
1,000	momo.com, Inc.	58,074
321	Ozon Holdings plc, ADR*	16,194
965	Ozon Holdings plc, ADR*	47,989
13,686	Pinduoduo, Inc., ADR*	1,240,910
31,200	Tongcheng-Elong Holdings, Ltd.*	74,569
15,719	Trip.com Group, Ltd., ADR*	483,359
14,042	Vipshop Holdings, Ltd., ADR*	156,428

		17,105,150

IT Services (2.4%):
2,723	21Vianet Group, Inc., ADR*	47,135
6,000	Beijing Sinnet Technology Co., Ltd.	11,898
68,000	Chinasoft International, Ltd.	118,814
2,575	Chindata Group Holdings, Ltd., ADR*	21,656
9,100	DHC Software Co., Ltd., Class A	10,718
2,787	GDS Holdings, Ltd., ADR*^	157,772
33,611	HCL Technologies, Ltd.	577,295
106,119	Infosys, Ltd.	2,362,575
1,744	Kingsoft Cloud Holdings, Ltd., ADR*^	49,390
1,779	Larsen & Toubro Infotech, Ltd.	137,554
1,016	Samsung SDS Co., Ltd.	136,934
28,669	Tata Consultancy Services, Ltd.	1,451,818
19,412	Tech Mahindra, Ltd.	359,484
25,000	Travelsky Technology, Ltd., Series H	48,187
42,098	Wipro, Ltd.	356,234

		5,847,464

Leisure Products (0.1%):
11,000	Giant Manufacturing Co., Ltd.	124,315
2,720	HLB, Inc.*	129,625

		253,940

Life Sciences Tools & Services (1.3%):
4,021	Divi’s Laboratories, Ltd.	258,827
36,000	Genscript Biotech Corp.*	137,344

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
1,800	Hangzhou Tigermed Consulting Co., Ltd., Class A	$48,237
3,100	Hangzhou Tigermed Consulting Co., Ltd., Class H	65,770
1,200	Joinn Laboratories China Co., Ltd., Class A	29,256
2,100	Pharmaron Beijing Co., Ltd., Class A	69,744
3,200	Pharmaron Beijing Co., Ltd., Class H	76,043
538	Samsung Biologics Co., Ltd.*	394,097
5,208	WuXi AppTec Co., Ltd., Class A	123,210
10,536	WuXi AppTec Co., Ltd., Class H	245,956
109,000	Wuxi Biologics Cayman, Inc.*	1,761,853

		3,210,337

Machinery (0.8%):
4,000	AirTac International Group	125,203
51,000	China Conch Venture Holdings, Ltd.	234,870
45,100	CRRC Corp., Ltd., Class A	43,349
1,406	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	31,322
1,481	Doosan Bobcat, Inc.*	49,253
23,000	Haitian International Holdings, Ltd.	71,437
9,395	Hiwin Technologies Corp.	103,190
1,660	Hyundai Heavy Industries Holdings Co., Ltd.	89,912
3,108	Jiangsu Hengli Hydraulic Co., Ltd., Class A	40,658
1,191	Korea Shipbuilding & Offshore*	100,979
4,400	Riyue Heavy Industry Co., Ltd., Class A	23,575
14,774	Samsung Heavy Industries Co., Ltd., Class R*	77,119
36,000	Sany Heavy Equipment International Holdings Co., Ltd.	42,510
15,600	Sany Heavy Industry Co., Ltd.	61,445
4,050	Shenzhen Inovance Technology Co., Ltd.	39,500
26,000	Sinotruk Hong Kong, Ltd.	38,529
51,440	WEG SA	374,399
15,600	Weichai Power Co., Ltd., Class A	41,439
58,000	Weichai Power Co., Ltd., Class H	120,140
30,200	XCMG Construction Machinery Co., Ltd.	32,523
1,400	Zhejiang Dingli Machinery Co., Ltd., Class A	15,235
14,560	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	51,292
900	Zhongji Innolight Co., Ltd., Class A	4,850
14,800	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	18,905
47,600	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	42,501

		1,874,135

Marine (0.5%):
92,950	COSCO SHIPPING Holdings Co., Ltd.*^	140,737
26,260	COSCO SHIPPING Holdings Co., Ltd., Class A*	69,553
81,835	Evergreen Marine Corp., Ltd.	359,738
8,078	HMM Co., Ltd.*	227,475
36,500	MISC Berhad	59,812
6,819	Pan Ocean Co., Ltd.	42,721
18,700	Wan Hai Lines, Ltd.	133,275
49,000	Yang Ming Marine Transport Corp.*	206,314

		1,239,625

Media (0.7%):
2,304	Cheil Worldwide, Inc.	43,738

Shares		Value
Common Stocks, continued
Media, continued
12,600	China Literature, Ltd.*^	$95,697
9,928	Cyfrowy Polsat SA	88,996
74,210	Grupo Televisa SAB	163,685
8,200	Kuaishou Technology*^	86,717
5,875	Megacable Holdings SAB de C.V.	17,963
11,118	MultiChoice Group, Ltd.	84,201
9,300	Nanji E-Commerce Co., Ltd., Class A	9,503
6,815	Naspers, Ltd.	1,123,698

		1,714,198

Metals & Mining (4.0%):
3,562	African Rainbow Minerals, Ltd.^	44,864
77,337	Alrosa PAO	140,885
116,000	Aluminum Corp. of China, Ltd.*	87,181
271,200	Aneka Tambang Tbk	42,721
1,698	Anglo American Platinum, Ltd.	147,039
13,046	AngloGold Ashanti, Ltd.	207,659
30,300	Baoshan Iron & Steel Co., Ltd., Class A	40,608
7,358	Bradespar SA	70,635
72,000	China Hongqiao Group, Ltd.	90,640
58,500	China Molybdenum Co., Ltd., Class A	53,980
87,000	China Molybdenum Co., Ltd., Class H	53,167
7,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	48,780
350,000	China Steel Corp.	446,063
6,579	Cia de Minas Buenaventura SA, ADR*	44,474
22,695	Companhia Siderurgica Nacional SA (CSN)	119,750
41,694	Eregli Demir ve Celik Fabrikalari T.A.S.	78,008
2,000	Ganfeng Lithium Co., Ltd.	50,029
7,800	Ganfeng Lithium Co., Ltd., Class H	135,028
13,600	GEM Co., Ltd., Class A	23,270
29,043	Gold Fields	236,689
100,260	Grupo Mexico SAB de C.V., Series B, Class B	400,265
17,328	Harmony Gold Mining Co., Ltd.	53,871
54,379	Hindalco Industries, Ltd.	356,131
3,115	Hyundai Steel Co.	122,228
24,831	Impala Platinum Holdings, Ltd.^	277,980
4,401	Industrias Penoles SAB de C.V.*	51,885
88,300	Inner Mongolia Baotou Steel Union Co., Ltd.*	43,331
34,000	Jiangxi Copper Co., Ltd.	60,053
6,400	Jiangxi Copper Co., Ltd., Class A	23,755
27,645	JSW Steel, Ltd.	245,281
4,471	KGHM Polska Miedz SA	177,132
289	Korea Zinc Co.	121,608
1,769	Kumba Iron Ore, Ltd.	58,284
235,200	Merdeka Copper Gold Tbk PT*	41,070
2,016	MMC Norilsk Nickel PJSC	603,876
76,000	MMG, Ltd.*	31,387
11,807	Northam Platinum Holdings, Ltd.*	140,682
42,350	Novolipetsk Steel PJSC	126,305
10,301	Polymetal International plc	175,006
1,026	Polyus PJSC	168,167
2,303	POSCO	640,627
92,000	Press Metal Aluminium Holdings Bhd	125,909
13,029	Saudi Arabian Mining Co.*	290,402
6,613	Severstal	138,158
8,120	Shandong Gold Mining Co., Ltd.	24,685
14,000	Shandong Gold Mining Co., Ltd., Class H	24,862

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
39,100	Shandong Nanshan Aluminum Co., Ltd., Class A	$26,242
6,600	Shenghe Resources Holding Co., Ltd., Class A	20,451
88,870	Sibanye Stillwater, Ltd.	274,014
2,541	Southern Copper Corp.	142,652
19,645	Tata Steel, Ltd.	334,908
32,700	Tongling Nonferrous Metals Group Co., Ltd., Class A	19,503
123,199	Vale SA	1,725,044
37,580	Vedanta, Ltd.	144,890
5,040	Yintai Gold Co., Ltd.	6,584
24,000	Zhaojin Mining Industry Co., Ltd., Class H	16,801
2,600	Zhejiang Huayou Cobalt Co., Ltd., Class A	41,621
4,500	Zhongjin Gold Corp., Ltd.	5,844
190,000	Zijin Mining Group Co., Ltd.	227,986
38,700	Zijin Mining Group Co., Ltd.	60,310

		9,731,260

Multiline Retail (0.3%):
72,375	Central Retail Corp. pcl	71,374
26,285	Lojas Renner SA	166,161
218	Lotte Shopping Co., Ltd.	18,669
95,749	Magazine Luiza SA	252,170
22,077	S.A.C.I. Falabella	77,358
193	Shinsegae Department Store Co.	42,754
6,235	Trent, Ltd.	85,610
30,415	Woolworths Holdings, Ltd.	119,523

		833,619

Multi-Utilities (0.0%†):
16,879	Qatar Electricity & Water Co.	78,417

Oil, Gas & Consumable Fuels (5.9%):
24,317	Bharat Pertoleum Corp., Ltd.	141,399
13,320	China Merchants Energy Shipping Co., Ltd., Class A	11,348
34,000	China Petroleum & Chemical Corp., Class A	23,248
778,000	China Petroleum & Chemical Corp., Class H	382,916
113,500	China Shenhua Energy Co., Ltd.	265,115
10,100	China Shenhua Energy Co., Ltd.	35,354
38,180	Coal India, Ltd.	94,441
30,707	Cosan sa industria e Comercio	129,598
8,500	COSCO SHIPPING Energy Transportation Co., Ltd., Class A	8,995
143,502	Ecopetrol SA	103,101
12,351	Empresas Copec SA	102,557
52,200	Energy Absolute Public Co., Ltd.	94,331
8,858	Exxaro Resources, Ltd.^	94,290
38,000	Formosa Petrochemical Corp.	134,615
364,525	Gazprom PJSC	1,806,313
1,948	GS Holdings	73,108
22,086	Hindustan Petroleum Corp., Ltd.	89,270
49,568	Indian Oil Corp., Ltd.	82,612
124,000	Kunlun Energy Co., Ltd.	128,895
13,296	LUKOIL PJSC	1,261,917
13,557	MOL Hungarian Oil And Gas plc	112,963
2,828	Novatek PJSC, GDR	735,440
87,680	Oil & Natural Gas Corp., Ltd.	169,929
45,900	PetroChina Co., Ltd., Class A	42,436
680,000	PetroChina Co., Ltd., Class H	318,318
111,135	Petroleo Brasileiro SA	574,565
153,771	Petroleo Brasileiro SA	769,010
11,400	Petronas Dagangan Berhad	51,727
21,431	Petronet LNG, Ltd.	68,459

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,883	Polski Koncern Naftowy Orlen SA	$183,290
49,036	Polskie Gornictwo Naftowe i Gazownictwo SA	79,677
639,600	PT Adaro Energy Tbk	78,284
58,000	PT United Tractors Tbk	104,194
46,600	PTT Exploration & Production pcl	161,112
310,400	PTT pcl	356,587
14,235	Qatar Fuel QSC	70,088
46,623	Qatar Gas Transport Co., Ltd.	39,654
7,029	Rabigh Refining & Petrochemical Co.*	52,372
88,024	Reliance Industries, Ltd.	2,976,955
37,929	Rosneft Oil Co. PJSC	319,803
66,066	Saudi Arabian Oil Co.	634,162
26,100	Shaanxi Coal Industry Co., Ltd.	59,718
14,400	Shanxi Meijin Energy Co., Ltd., Class A*	23,624
1,592	SK Innovation Co., Ltd.*	351,395
1,367	S-Oil Corp.	125,581
243,402	Surgutneftegas PJSC	122,648
199,091	Surgutneftegas Prefernce	110,388
43,241	Tatneft PJSC	312,669
34,500	Thai Oil Public Co., Ltd.	53,008
4,521	Tupras-Turkiye Petrol Rafine*	58,280
21,910	Ultrapar Participacoes SA	59,313
50,000	Yanzhou Coal Mining Co.	94,428
1,194	YPF Sociedad Anonima, ADR*	5,564

		14,339,064

Paper & Forest Products (0.2%):
33,569	Empresas CMPC SA	63,286
43,000	Lee & Man Paper Manufacturing, Ltd.	31,583
49,000	Nine Dragons Paper Holdings, Ltd.	59,918
85,700	PT Indah Kiat Pulp & Paper Corp Tbk	51,229
23,305	Suzano SA*	233,354

		439,370

Personal Products (0.6%):
1,041	Amorepacific Corp.	155,326
863	Amorepacific Group	35,357
3,754	Colgate-Palmolive India, Ltd.	83,903
16,996	Dabur India, Ltd.	141,201
11,217	Godrej Consumer Products, Ltd.*	153,843
22,000	Hengan International Group Co., Ltd.	117,835
296	LG Household & Health Care, Ltd.	333,000
60	LG Household & Health Care, Ltd.	32,465
16,791	Marico, Ltd.	123,090
29,667	Natura & Co. Holding SA*	248,292

		1,424,312

Pharmaceuticals (1.5%):
12,537	Aspen Pharmacare Holdings, Ltd.	225,550
500	Asymchem Laboratories Tianjin Co., Ltd., Class A	34,379
8,967	Aurobindo Pharma, Ltd.	86,488
900	Betta Pharmaceuticals Co., Ltd.	13,011
2,400	CanSino Biologics, Inc., Class H*	84,533
518	Celltrion Pharm, Inc.*	64,133
800	Changchun High & New Technology Industry Group, Inc., Class A	33,925
43,000	China Medical System Holdings, Ltd.	77,720
286,000	China Pharmaceutical Enterprise & Investment Corp.	339,520
80,500	China Resources Pharmaceutical	39,480
100,000	China Traditional Chinese Medicine Holdings Co., Ltd.	50,327
14,918	Cipla, Ltd.	197,713
3,550	Dr Reddy’s Laboratories, Ltd.	233,521

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
2,900	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A	$13,363
182	Hanmi Pharm Co., Ltd.	42,134
36,000	Hansoh Pharmaceutical Group Co., Ltd.	91,320
2,402	Hutchison China MediTech, Ltd., ADR*	87,937
10,611	Hypera SA	62,634
2,134	Ipca Laboratories, Ltd.	69,429
14,227	Jiangsu Hengrui Medicine Co., Ltd.	110,504
7,523	Lupin, Ltd.	96,081
2,704	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	15,033
7,000	Oneness Biotech Co., Ltd.*	46,415
3,371	Piramal Enterprises, Ltd.	116,674
658,200	PT Kalbe Farma Tbk	65,371
4,752	Richter Gedeon Nyrt	129,578
3,300	Shanghai Fosun Pharmaceutical Group Co., Ltd.	26,721
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	86,770
6,720	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	17,263
896	Shin Poong Pharmaceutical Co., Ltd.	43,189
330,750	Sino Biopharmaceutical, Ltd.	275,683
798	SK Biopharmaceuticals Co., Ltd.*	68,040
30,000	SSY Group, Ltd.	16,017
25,548	Sun Pharmaceutical Industries, Ltd.	279,982
1,214	Torrent Pharmaceuticals, Ltd.	50,471
1,588	Yuhan Corp.	81,987
2,200	Yunnan Baiyao Group Co., Ltd.	33,232
1,300	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	76,117
6,380	Zhejiang Huahai Pharmaceutical Co., Ltd.	17,419
4,320	Zhejiang NHU Co., Ltd., Class A	17,858
500	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	4,522

		3,522,044

Professional Services (0.0%†):
744	51job, Inc., ADR*	51,730

Real Estate Management & Development (1.8%):
50,000	Agile Group Holdings, Ltd.	46,557
126,385	Aldar Properties PJSC	140,359
238,800	Ayala Land, Inc.	155,904
78,422	Barwa Real Estate Co.	67,652
13,663	Cencosud Shopping SA	16,015
72,200	Central Pattana pcl	112,850
32,000	China Aoyuan Group, Ltd.	16,812
60,000	China Everbright Environment Group, Ltd.^	22,564
12,350	China Fortune Land Development Co., Ltd.*	7,620
166,000	China Jinmao Holdings Group, Ltd.	59,516
4,900	China Merchants Property Operation & Service Co., Ltd., Class A	11,824
24,100	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	48,269
115,500	China Overseas Land & Investment, Ltd.	262,620
55,000	China Overseas Property Holdings, Ltd.	45,465
100,000	China Resources Land, Ltd.	420,630
9,400	China Resources Mixc Lifestyle Services, Ltd.	52,029

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
18,800	China Vanke Co., Ltd., Class A	$62,023
50,600	China Vanke Co., Ltd., Class H	138,307
20,000	CIFI Ever Sunshine Services Group, Ltd.	39,750
108,000	CIFI Holdings Group Co., Ltd.	73,214
231,000	Country Garden Holdings Co., Ltd.^	237,841
14,300	Dar Al Arkan Real Estate Development Co.*	39,214
17,411	DLF, Ltd.	96,443
9,596	Emaar Economic City*	34,012
115,979	Emaar Properties PJSC	128,688
6,000	Future Land Holdings Co., Ltd.	34,628
10,300	Gemdale Corp., Class A	17,859
18,585	Greenland Holdings Corp., Ltd.	13,521
22,000	Greentown China Holdings, Ltd.	33,087
48,400	Guangzhou R&F Properties Co., Ltd., Class H	36,979
20,000	Hopson Development Holdings, Ltd.	70,933
12,500	Jinke Properties Group Co., Ltd., Class A	9,958
58,000	Kaisa Group Holdings, Ltd.	15,711
11,029	KE Holdings, Inc., ADR*	201,390
51,000	KWG Group Holdings, Ltd.	49,641
227,100	Land & Houses Public Co., Ltd.	53,002
43,000	Logan Property Holdings Co., Ltd.	44,773
56,000	Longfor Group Holdings, Ltd.	257,361
14,252	Mabanee Co KPSC	36,442
13,626	NEPI Rockcastle plc	94,649
4,800	Poly Property Services Co., Ltd., Class H	28,534
30,600	Poly Real Estate Group Co., Ltd., Class A	66,460
41,000	Powerlong Real Estate Holdings, Ltd.	30,680
39,984	Ruentex Development Co., Ltd.	81,453
62,000	Seazen Group, Ltd.	49,405
44,500	Shanghai Lujiazue	40,298
156,000	Shenzhen Investment, Ltd.	39,159
42,000	Shimao Property Holdings, Ltd.	76,635
17,000	Shimao Services Holdings, Ltd.	34,908
294,200	SM Prime Holdings, Inc.	188,712
81,000	Sunac China Holdings, Ltd.	171,637
18,000	Sunac Services Holdings, Ltd.	37,035
43,000	The Wharf Holdings, Ltd.	142,401
37,600	Yuexiu Property Co., Ltd.	35,272
62,000	Zhenro Properties Group, Ltd.^	33,797

		4,362,498

Road & Rail (0.2%):
93,700	Beijing-Shanghai High Speed Railway Co., Ltd., Class A	68,761
303,300	BTS Group Holdings pcl	84,178
235	CJ Logistics Corp.*	30,213
7,427	Container Corp. of India, Ltd.	70,131
3,174	DiDi Global, Inc., ADR*^	24,725
19,840	Localiza Rent a Car SA	198,477
36,591	Rumo SA*	112,833

		589,318

Semiconductors & Semiconductor Equipment (9.4%):
885	Advanced Micro-Fabrication Equipment, Inc., Class A*	20,792
105,465	ASE Technology Holding Co., Ltd.	410,577
1,000	ASMedia Technology, Inc.	58,590
1,694	Daqo New Energy Corp., ADR*	96,558
17,000	Flat Glass Group Co., Ltd., Class H	79,964

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
36,500	GCL System Integration Technology Co., Ltd.*	$23,158
756	Gigadevice Semiconductor Beijing, Inc., Class A	16,827
7,000	Globalwafers Co., Ltd.	197,754
2,280	Hangzhou First Applied Material Co., Ltd., Class A	44,747
2,000	Hangzhou Silan Microelectronics Co., Ltd., Class A	17,459
14,000	Hua Hong Semiconductor, Ltd.*	72,442
1,000	Ingenic Semiconductor Co., Ltd., Class A	19,627
3,000	JA Solar Technology Co., Ltd., Class A	30,285
5,300	JCET Group Co., Ltd., Class A	26,047
10,920	Longi Green Energy Technology Co., Ltd.	138,692
47,000	MediaTek, Inc.	1,515,101
38,000	Nanya Technology Corp.	88,538
4,972	National Silicon Industry Group Co., Ltd., Class A*	21,700
18,000	Novatek Microelectronics Corp.	261,350
4,000	Phison Electronics Corp.	53,580
24,000	Powertech Technology, Inc.	88,766
14,000	Realtek Semiconductor Corp.	246,743
9,700	Sanan Optoelectronics Co., Ltd., Class A	47,584
600	SG Micro Corp., Class A	30,736
1,400	Shenzhen Goodix Technology Co., Ltd., Class A	23,851
800	Shenzhen SC New Energy Technology Corp., Class A	17,014
2,000	Silergy Corp.	293,732
17,031	SK Hynix, Inc.	1,469,833
762,000	Taiwan Semiconductor Manufacturing Co., Ltd.	15,714,646
10,700	Tianjin Zhonghuan Semiconductor Co., Ltd.	76,184
10,600	Tianshui Huatian Technology Co., Ltd., Class A	19,703
400	Unigroup Guoxin Microelectronics Co., Ltd., Class A	12,754
360,000	United Microelectronics Corp.	821,540
28,000	Vanguard International Semiconductor Corp.	150,657
1,900	Will Semiconductor, Ltd., Class A	70,968
10,000	Win Semiconductors Corp.	110,275
102,000	Winbond Electronics Corp.	95,020
152,000	Xinyi Solar Holdings, Ltd.	309,498

		22,793,292

Software (0.6%):
8,800	360 Security Technology, Inc., Class A*	16,113
1,494	Agora, Inc., ADR*^	43,326
476	Beijing Kingsoft Office Software, Inc., Class A	20,795
1,400	Beijing Shiji Information Technology Co., Ltd., Class A	5,606
900	China National Software & Service Co., Ltd., Class A	6,853
480,000	China Youzan, Ltd.*	60,059
515	Douzone Bizon Co., Ltd.	41,625
1,226	Globant SA*	344,518
2,730	Hundsun Technologies, Inc.	24,207
4,600	Iflytek Co., Ltd.	37,307

Shares		Value
Common Stocks, continued
Software, continued
84,000	Kingdee International Software Group Co., Ltd.*	$278,101
28,000	Kingsoft Corp., Ltd.	110,389
12,000	Ming Yuan Cloud Group Holdings, Ltd.	41,218
3,633	OneConnect Financial Technology Co., Ltd., ADR*	14,895
700	Sangfor Technologies, Inc., Class A	25,416
4,420	Shanghai Baosight Software Co., Ltd.	44,777
15,698	TOTVS SA	104,079
51,000	Weimob, Inc.*^	72,751
7,150	Yonyou Network Technology Co., Ltd.	36,668

		1,328,703

Specialty Retail (0.5%):
69,603	Abu Dhabi National Oil Co. for Distribution PJSC	79,055
18,000	China Meidong Auto Holdings, Ltd.	90,105
2,316	FF Group*	27
435,000	GOME Retail Holdings, Ltd.*	40,618
225,000	Home Product Center Public Co., Ltd.	89,737
9,000	Hotai Motor Co., Ltd.	188,506
919	Hotel Shilla Co., Ltd.	66,711
1,757	Jarir Marketing Co.	98,212
3,482	Jumbo SA	56,623
7,531	Mr Price Group, Ltd.	100,662
27,899	Petrobras Distribuidora SA	120,360
80,700	PTT Oil & Retail Business pcl, Class R	65,445
17,100	Suning.com Co., Ltd., Class A	13,221
45,000	Topsports International Holdings, Ltd.	50,783
32,585	Via S/A*	46,140
20,000	Zhongsheng Group Holdings, Ltd.	160,753

		1,266,958

Technology Hardware, Storage & Peripherals (5.1%):
111,000	Acer, Inc.	98,239
11,616	Advantech Co., Ltd.	151,592
23,000	Asustek Computer, Inc.	267,275
80,300	BOE Technology Group Co., Ltd., Class A	62,764
19,000	Catcher Technology Co., Ltd.	113,590
2,600	China Greatwall Technology Group Co., Ltd., Class A	5,282
139,000	Compal Electronics, Inc.	117,227
37,199	Focus Media Information Technology Co., Ltd., Class A	41,931
11,400	GRG Banking Equipment Co., Ltd., Class A	17,266
3,156	Inspur Electronic Information Industry Co., Ltd., Class A	13,826
70,000	Inventec Corp.	64,286
226,000	Lenovo Group, Ltd.	242,446
71,000	Lite-On Technology Corp.	158,703
18,000	Micro-Star International Co., Ltd.	82,288
5,000	Ninestar Corp.	28,739
67,000	Pegatron Corp.	160,174
80,000	Quanta Computer, Inc.	222,050
147,878	Samsung Electronics Co., Ltd.	9,211,530
6,100	Shenzhen Kaifa Technology Co., Ltd., Class A	13,228
78,863	Wistron Corp.	77,690
2,000	Wiwynn Corp.	62,178

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
449,800	Xiaomi Corp., Class B*	$1,224,076

		12,436,380

Textiles, Apparel & Luxury Goods (1.3%):
7,360	Alpargatas SA*	71,371
34,000	Anta Sports Products, Ltd.	637,098
116,000	Bosideng International Holdings, Ltd.	81,892
6,220	Eclat Textile Co., Ltd.	134,525
15,000	Feng Tay Enterprise Co., Ltd.	114,633
1,622	Fila Korea, Ltd.	58,043
70,500	Li Ning Co., Ltd.	813,309
32	LPP SA	118,009
167	Page Industries, Ltd.	71,063
83,000	Pou Chen Corp.	99,543
25,700	Shenzhou International Group	537,205
11,365	Titan Co., Ltd.	330,479

		3,067,170

Thrifts & Mortgage Finance (0.8%):
52,687	Housing Development Finance Corp., Ltd.	1,928,206

Tobacco (0.4%):
43,949	Eastern Co. SAE	34,282
84,526	ITC, Ltd.	267,163
3,423	KT&G Corp.	233,769
12,100	PT Gudang Garam Tbk	27,455
13,906	RLX Technology, Inc., ADR*^	62,855
52,000	Smoore International Holdings, Ltd.	241,706

		867,230

Trading Companies & Distributors (0.1%):
8,010	Adani Enterprises, Ltd.	157,329
7,500	BOC Aviation, Ltd.	62,340

		219,669

Transportation Infrastructure (0.6%):
13,889	Adani Ports & Special Economic Zone, Ltd.	137,235
127,300	Airports of Thailand Public Co., Ltd.	227,984
291,400	Bangkok Expressway & Metro	75,195
74,000	Beijing Capital International Airport Co., Ltd.*	43,610
31,993	CCR SA	68,746
47,228	China Merchants Port Holdings Co., Ltd.	80,698
80,000	COSCO SHIPPING Ports, Ltd.	69,165
6,907	Grupo Aeroportuario de Sur	129,111
12,501	Grupo Aeroporturaio del Pacifico SAB de C.V.	145,373
36,180	International Container Terminal Services, Inc.	138,256
36,000	Jiangsu Expressway Co., Ltd., Series H, Class H	36,446
28,300	Malaysia Airports Holdings Berhad*	46,611
9,118	Promotora Y Operadora de Infraestructura SAB de CV	63,215
3,000	Shanghai International Air*	20,521
35,399	Shanghai International Port Group Co., Ltd.	33,121
35,000	Shenzhen International Holdings, Ltd.	44,996
54,000	Taiwan High Speed Rail Corp.	57,252
33,400	Westports Holding Berhad	35,947
42,000	Zhejiang Expressway Co., Ltd.	34,648

		1,488,130

Water Utilities (0.1%):
186,000	Beijing Enterprises Water Group, Ltd.	73,015

Shares		Value
Common Stocks, continued
Water Utilities, continued
10,225	Cia Saneamento Basico Do Estado de Sao Paulo	$72,431
92,000	Guangdong Investment, Ltd.	119,908

		265,354

Wireless Telecommunication Services (1.6%):
38,500	Advanced Info Service Public Co., Ltd.	222,811
1,040,266	America Movil SAB de C.V., Series L	920,429
91,800	Axiata Group Berhad	85,619
77,093	Bharti Airtel, Ltd.*	706,827
57,500	China United Network Communications, Ltd., Class A	36,498
100,300	DIGI.com Berhad	106,379
12,139	Etihad Etisalat Co.	100,957
58,000	Far EasTone Telecommunications Co., Ltd.	127,972
1,005	Globe Telecom, Inc.	58,779
29,450	Intouch Holdings Public Co., Ltd.	70,212
92,900	Maxis Berhad	104,025
32,110	Mobile Telecommunications Co KSCP	63,870
14,942	Mobile TeleSystems PJSC, ADR	144,041
52,343	MTN Group, Ltd.*	491,546
2,760	PLDT, Inc.	91,019
241	SK Telecom Co., Ltd.	65,772
49,000	Taiwan Mobile Co., Ltd.	173,942
27,636	TIM SA	59,638
40,565	Turkcell Iletisim Hizmetleri AS	69,996
16,855	Vodacom Group, Ltd.	161,289

		3,861,621

Total Common Stocks (Cost $154,968,381)		239,088,223

Preferred Stocks (1.4%):
Automobiles (0.1%):
1,265	Hyundai Motor Co., 6/29/20	101,148

Banks (0.6%):
152,012	Banco Bradesco SA, 1/3/20	581,537
147,576	Itau Unibanco Holding SA, 0.62%, 1/5/21	784,105

		1,365,642

Chemicals (0.0%†):
5,513	Braskem SA, Class A, 10/7/20*	60,082

Electric Utilities (0.0%†):
33,600	Cia Paranaense de Energia, Class B, 7.24%	44,924

Metals & Mining (0.1%):
37,024	Gerdau SA, 3.91%, 3/6/20	184,273

Technology Hardware, Storage & Peripherals (0.6%):
25,838	Samsung Electronics Co., Ltd., 3/30/20	1,513,642

Total Preferred Stocks (Cost $2,855,484)		3,269,711

Contracts		Value
Warrants (0.0%†):
Road & Rail (0.0%†):
30,330	BTS Group Holdings pcl, 12/31/24*	—
60,660	BTS Group Holdings pcl, 12/31/26*	—

		—

Total Warrants (Cost $–)		—

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Rights (0.0%†):
Construction & Engineering (0.0%†):
30	Hyundai Engineering & Construction Co., Ltd., Expires on 10/25/21*	$—

Diversified Financial Services (0.0%†):
7,738	Fubon Financial Holdings Co., Ltd., Expires on 10/19/21*	4,944
4,709	Fubon Financial Holdings Co., Ltd., Expires on 10/19/21*(a)	—

		4,944

Machinery (0.0%†):
185	AirTAC International Group, Expires on 10/11/21*	1,043
4,890	Samsung Heavy Industries Co., Ltd., Expires on 11/1/21*	4,423

		5,466

Wireless Telecommunication Services (0.0%†):
5,506	Bharti Airtel, Ltd., Expires on 10/22/21*	11,372

Total Rights (Cost $–)		21,782

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (1.2%):
2,952,410	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	2,952,410

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,952,410)		2,952,410

Shares		Value
Unaffiliated Investment Company (0.3%):

Money Markets (0.3%):
786,852	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	786,852

Total Unaffiliated Investment Company (Cost $786,852)		786,852

Total Investment Securities (Cost $161,563,127) - 101.4%		246,118,978
Net other assets (liabilities) - (1.4)%		(3,350,733)

Net Assets - 100.0%		$242,768,245

Percentages indicated are based on net assets as of September 30, 2021.

ADR	-	American Depository Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $2,834,270.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(c)	The rate represents the effective yield at September 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2021:

(Unaudited)

Country	Percentage
Argentina	—%†
Bermuda	0.1%
Brazil	4.4%
Cayman Islands	0.8%
Chile	0.4%
China	29.6%
Colombia	0.2%
Cyprus	0.2%
Czech Republic	0.1%
Egypt	0.1%
Greece	0.2%
Hong Kong	2.9%
Hungary	0.3%
India	12.0%
Indonesia	1.3%
Korea, Republic Of	0.1%
Kuwait	0.6%
Luxembourg	0.2%
Malaysia	1.3%
Mexico	1.9%
Pakistan	—%†
Peru	—%†
Philippines	0.7%
Poland	0.7%
Qatar	0.8%
Republic of Korea (South)	12.2%
Romania	—%†
Russian Federation	3.7%
Saudi Arabia	3.3%
Singapore	—%†
South Africa	3.1%
Switzerland	0.1%
Taiwan, Province Of China	14.1%
Thailand	1.6%
Turkey	0.3%
United Arab Emirates	0.8%
United States	1.9%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)	12/17/21	31	$1,930,680	$(63,198)

				$(63,198)

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (1.4%):
5,034	Airbus SE*	$660,853
27,636	BAE Systems plc	208,854
4,883	Boeing Co. (The)*	1,073,967
2,614	CAE, Inc.*	78,106
50	Dassault Aviation SA	5,609
169	Elbit Systems, Ltd.	24,532
2,113	General Dynamics Corp.	414,211
407	HEICO Corp.	53,671
674	HEICO Corp., Class A	79,822
3,607	Howmet Aerospace, Inc.	112,538
373	Huntington Ingalls Industries, Inc.	72,011
1,827	L3harris Technologies, Inc.	402,379
2,184	Lockheed Martin Corp.	753,698
493	MTU Aero Engines AG	111,459
1,317	Northrop Grumman Corp.	474,318
13,098	Raytheon Technologies Corp.	1,125,904
61,901	Rolls-Royce Holdings plc*	116,439
2,945	Safran SA	369,196
16,600	Singapore Technologies Engineering, Ltd.	46,390
429	Teledyne Technologies, Inc.*	184,290
2,091	Textron, Inc.	145,973
986	Thales SA	95,208
456	TransDigm Group, Inc.*	284,804

		6,894,232

Air Freight & Logistics (0.5%):
8,533	Bollore, Inc.	49,335
1,237	C.H. Robinson Worldwide, Inc.	107,619
8,402	Deutsche Post AG	529,479
1,360	Expeditors International of Washington, Inc.	162,017
2,173	FedEx Corp.	476,517
1,389	InPost SA*	22,909
3,000	SG Holdings Co., Ltd.	85,317
6,296	United Parcel Service, Inc., Class B	1,146,502
2,800	Yamato Holdings Co., Ltd.	70,995

		2,650,690

Airlines (0.1%):
990	Air Canada*	18,082
1,000	ANA Holdings, Inc.*	25,966
1,475	Delta Air Lines, Inc.*	62,850
1,206	Deutsche Lufthansa AG, Registered Shares*^	8,297
1,000	Japan Airlines Co., Ltd.*	23,807
5,489	Qantas Airways, Ltd.*	22,431
14,350	Singapore Airlines, Ltd.*	52,499
1,365	Southwest Airlines Co.*	70,202

		284,134

Auto Components (0.4%):
1,500	Aisin Sieki Co., Ltd.	54,523
2,337	Aptiv plc*	348,143
767	Autoliv, Inc.	65,747
2,209	BorgWarner, Inc.	95,451
4,700	Bridgestone Corp.	222,934
1,566	Compagnie Generale des Establissements Michelin SCA, Class B	240,304
819	Continental AG*	89,776
4,000	Denso Corp.	262,258
886	Faurecia SA	41,286
198	Faurecia SE	9,396
1,000	Koito Manufacturing Co., Ltd.	60,137
556	Lear Corp.	87,003
2,325	Magna Internationl, Inc.	174,999
600	Stanley Electric Co., Ltd.	15,126
7,000	Sumitomo Electric Industries, Ltd.	93,393

Shares		Value
Common Stocks, continued
Auto Components, continued
1,100	Toyota Industries Corp.	$90,384
2,122	Valeo SA	59,209
203	Vitesco Technologies Group AG*	12,015
13,000	Xinyi Glass Holdings, Ltd.	38,618

		2,060,702

Automobiles (2.2%):
2,931	Bayerische Motoren Werke AG (BMW)	281,292
7,420	Daimler AG, Registered Shares	659,517
1,045	Ferrari NV	218,733
34,220	Ford Motor Co.*	484,555
11,519	General Motors Co.*	607,167
14,200	Honda Motor Co., Ltd.	437,992
5,100	Isuzu Motors, Ltd.	67,013
5,800	Mazda Motor Corp.*	50,514
21,500	Nissan Motor Co., Ltd.*	107,840
1,777	Renault SA*	63,379
6,079	Stellantis NV	116,295
11,280	Stellantis NV	215,363
5,700	Subaru Corp.	105,866
3,400	Suzuki Motor Corp.^	151,570
7,103	Tesla, Inc.*	5,508,234
92,000	Toyota Motor Corp.^	1,645,937
300	Volkswagen AG	93,132
2,600	Yamaha Motor Co., Ltd.	72,406

		10,886,805

Banks (6.1%):
4,057	ABN AMRO Group NV*	58,367
24,279	Australia & New Zealand Banking Group, Ltd.	489,726
59,380	Banco Bilbao Vizcaya Argentaria SA	391,650
153,185	Banco Santander SA	554,780
10,495	Bank Hapoalim BM	92,186
13,428	Bank Leumi Le-Israel Corp.	114,042
66,961	Bank of America Corp.	2,842,494
5,714	Bank of Montreal	570,543
10,350	Bank of Nova Scotia	637,149
225	Banque Cantonale Vaudois, Registered Shares	17,114
150,012	Barclays plc	382,532
9,547	BNP Paribas SA	611,457
34,000	BOC Hong Kong Holdings, Ltd.	101,862
41,086	CaixaBank SA	127,386
3,907	Canadian Imperial Bank of Commerce^	435,002
2,800	Chiba Bank, Ltd. (The)	18,031
18,104	Citigroup, Inc.	1,270,539
3,929	Citizens Financial Group, Inc.	184,584
9,260	Commerzbank AG*	61,671
15,318	Commonwealth Bank of Australia	1,141,252
8,400	Concordia Financial Group, Ltd.	33,147
8,923	Credit Agricole SA	123,094
6,375	Danske Bank A/S	107,483
16,600	DBS Group Holdings, Ltd.	368,700
8,598	DNB Bank ASA*	195,277
2,582	Erste Group Bank AG	112,746
5,892	Fifth Third Bancorp	250,056
5,399	Finecobank Banca Fineco SpA*	97,831
1,478	First Republic Bank	285,077
7,100	Hang Seng Bank, Ltd.	121,177
178,743	HSBC Holdings plc	934,960
11,934	Huntington Bancshares, Inc.	184,500
32,983	ING Groep NV	478,658
143,365	Intesa Sanpaolo SpA	406,675
7,605	Isreal Discount Bank*	40,173
1,600	Japan Post Bank Co., Ltd.	13,695

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
26,295	JPMorgan Chase & Co.	$4,304,229
1,998	KBC Group NV	179,348
8,954	KeyCorp	193,585
613,623	Lloyds Banking Group plc	381,648
1,189	M&T Bank Corp.	177,565
5,740	Mediobanca SpA*	69,329
107,900	Mitsubishi UFJ Financial Group, Inc.^	630,053
1,433	Mizrahi Tefahot Bank, Ltd.	48,271
22,250	Mizuho Financial Group, Inc.	313,277
29,123	National Australia Bank, Ltd.	580,309
2,763	National Bank of Canada	212,243
45,008	Natwest Group plc	136,554
27,694	Nordea Bank AB	355,554
31,000	Oversea-Chinese Banking Corp., Ltd.	259,571
3,637	PNC Financial Services Group, Inc. (The)	711,543
1,417	Raiffeisen International Bank-Holding AG	36,858
8,879	Regions Financial Corp.	189,212
19,700	Resona Holdings, Inc.	78,418
12,233	Royal Bank of Canada	1,217,408
4,800	Shizuoka Bank, Ltd. (The)^	39,495
13,057	Skandinaviska Enskilda Banken AB, Class A	184,044
6,651	Societe Generale	208,794
20,594	Standard Chartered plc	120,675
11,600	Sumitomo Mitsui Financial Group, Inc.	405,885
3,100	Sumitomo Mitsui Trust Holdings, Inc.	106,182
480	SVB Financial Group*	310,502
13,481	Svenska Handelsbanken AB, Class A	151,283
7,027	Swedbank AB, Class A	142,191
15,952	Toronto-Dominion Bank (The)	1,056,203
11,504	Truist Financial Corp.	674,710
12,260	U.S. Bancorp	728,734
17,483	Unicredit SpA	231,227
10,804	United Overseas Bank, Ltd.	204,389
36,129	Wells Fargo & Co.	1,676,747
32,433	Westpac Banking Corp.	602,978

		30,774,630

Beverages (1.5%):
6,437	Anheuser-Busch InBev NV	363,502
4,200	Asahi Breweries, Ltd.	203,484
84	Boston Beer Co., Inc. (The), Class A*	42,819
2,493	Brown-Forman Corp., Class B	167,056
18,500	Budweiser Brewing Co. APAC, Ltd.	46,567
797	Carlsberg A/S, Class B	129,674
35,659	Coca-Cola Co. (The)	1,871,028
810	Coca-Cola Europacific Partners plc	44,785
1,082	Coca-Cola European Partners plc	59,256
1,975	Coca-Cola HBC AG	63,471
1,446	Constellation Brands, Inc., Class C	304,658
4,937	David Campari-Milano NV	69,489
20,210	Diageo plc	973,635
1,065	Heineken Holding NV	92,568
2,168	Heineken NV	225,340
400	ITO EN, Ltd.	26,566
5,741	Keurig Dr Pepper, Inc.	196,113
7,600	Kirin Holdings Co., Ltd.	141,181
1,759	Molson Coors Brewing Co., Class B	81,582
3,386	Monster Beverage Corp.*	300,778
11,963	PepsiCo, Inc.	1,799,355
1,814	Pernod Ricard SA	396,646
236	Remy Cointreau SA^	45,735
800	Suntory Beverage & Food, Ltd.	33,238

Shares		Value
Common Stocks, continued
Beverages, continued
6,668	Treasury Wine Estates, Ltd.	$59,266

		7,737,792

Biotechnology (1.6%):
15,246	AbbVie, Inc.	1,644,586
1,081	Alnylam Pharmaceuticals, Inc.*	204,104
4,991	Amgen, Inc.	1,061,336
424	Argenx SE*	127,945
1,327	Biogen, Inc.*	375,528
1,680	BioMarin Pharmaceutical, Inc.*	129,847
3,940	CSL, Ltd.	830,684
1,563	Exact Sciences Corp.*	149,188
606	Genmab A/S*	264,797
10,854	Gilead Sciences, Inc.	758,152
2,757	Grifols SA	67,215
1,727	Incyte Corp.*	118,783
2,959	Moderna, Inc.*	1,138,801
868	Neurocrine Biosciences, Inc.*	83,250
649	Novavax, Inc.*	134,544
700	Peptidream, Inc.*	22,792
903	Regeneron Pharmaceuticals, Inc.*	546,478
1,099	Seagen, Inc.*	186,610
2,269	Vertex Pharmaceuticals, Inc.*	411,574

		8,256,214

Building Products (0.7%):
1,255	A.O. Smith Corp.	76,643
1,800	AGC, Inc.	92,140
839	Allegion plc	110,899
8,764	ASSA Abloy AB, Class B	254,210
7,151	Carrier Global Corp.	370,136
4,443	Compagnie de Saint-Gobain SA	299,206
2,100	Daikin Industries, Ltd.	451,747
1,282	Fortune Brands Home & Security, Inc.	114,636
342	Geberit AG, Registered Shares	251,329
6,285	Johnson Controls International plc	427,883
1,427	Kingspan Group plc	141,136
314	Lennox International, Inc.	92,369
2,500	Lixil Corp.	72,657
1,920	Masco Corp.	106,656
11,325	Nibe Industrier AB, Class B	142,305
970	Owens Corning	82,935
52	ROCKWOOL International A/S, Class B	22,238
1,300	TOTO, Ltd.	61,774
2,067	Trane Technologies plc	356,868

		3,527,767

Capital Markets (3.1%):
8,994	3i Group plc	154,898
980	Ameriprise Financial, Inc.	258,838
375	Amundi SA	31,618
1,608	Apollo Global Management, Inc.	99,037
1,789	ASX, Ltd.	104,485
7,216	Bank of New York Mellon Corp. (The)	374,077
1,321	BlackRock, Inc., Class A+	1,107,870
5,856	Blackstone Group, Inc. (The), Class A	681,287
11,391	Brookfield Asset Management, Inc., Class A	610,476
1,473	Carlyle Group, Inc. (The)	69,643
867	Cboe Global Markets, Inc.	107,387
12,588	Charles Schwab Corp. (The)	916,910
3,073	CME Group, Inc.	594,257
22,580	Credit Suisse Group AG	223,912
13,400	Daiwa Securities Group, Inc.^	78,284
17,000	Deutsche Bank AG, Registered Shares*	218,001

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
1,756	Deutsche Boerse AG	$285,816
2,202	EQT AB	90,734
351	FactSet Research Systems, Inc.	138,568
2,803	Franklin Resources, Inc.	83,305
469	Futu Holdings, Ltd., ADR*^	42,688
2,943	Goldman Sachs Group, Inc. (The)	1,112,542
3,288	Hargreaves Lansdown plc	63,114
9,700	Hong Kong Exchanges & Clearing, Ltd.	588,792
217	IGM Financial, Inc.	7,754
4,969	Intercontinental Exchange, Inc.	570,541
2,555	Invesco, Ltd.	61,601
4,700	Japan Exchange Group, Inc.	116,660
2,069	Julius Baer Group, Ltd.	136,869
4,391	KKR & Co., Inc., Class A	267,324
3,001	London Stock Exchange Group plc	299,778
2,952	Macquarie Group, Ltd.	387,230
1,274	Magellan Financial Group, Ltd.	32,463
351	MarketAxess Holdings, Inc.	147,662
1,486	Moody’s Corp.	527,693
12,235	Morgan Stanley	1,190,588
720	MSCI, Inc., Class A	438,005
931	Nasdaq, Inc.	179,702
28,400	Nomura Holdings, Inc.^	139,610
1,595	Northern Trust Corp.	171,957
194	Partners Group Holding AG	302,050
1,719	Raymond James Financial, Inc.	158,629
2,070	S&P Global, Inc.	879,522
2,400	SBI Holdings, Inc.	59,221
1,149	Schroders plc	55,176
1,127	SEI Investments Co.	66,831
3,200	Singapore Exchange, Ltd.	23,421
4,974	St. James Place plc	100,753
2,961	State Street Corp.	250,856
1,983	T. Rowe Price Group, Inc.	390,056
521	TMX Group, Ltd.	56,193
940	Tradeweb Markets, Inc., Class A	75,933
32,863	UBS Group AG	525,235

		15,655,852

Chemicals (2.2%):
4,142	Air Liquide SA	662,663
1,951	Air Products & Chemicals, Inc.	499,671
1,542	Akzo Nobel NV	167,888
959	Albemarle Corp.	209,992
577	Arkema SA	76,317
11,600	Asahi Kasei Corp.	123,832
7,817	BASF SE	595,521
1,055	Celanese Corp.	158,925
1,978	CF Industries Holdings, Inc.	110,412
801	Christian Hansen Holding A/S	65,424
2,080	Clariant AG	38,977
6,268	Corteva, Inc.	263,757
1,786	Covestro AG	122,649
1,289	Croda International plc	147,176
6,626	Dow, Inc.	381,393
4,612	DuPont de Nemours, Inc.	313,570
1,256	Eastman Chemical Co.	126,529
2,251	Ecolab, Inc.	469,604
62	EMS-Chemie Holding AG	58,366
1,938	Evonik Industries AG	61,375
1,196	FMC Corp.	109,506
311	FUCHS PETROLUB SE	14,548
79	Givaudan SA, Registered Shares	360,876
6,835	ICL Group, Ltd.	49,742
2,123	International Flavors & Fragrances, Inc.	283,888

Shares		Value
Common Stocks, continued
Chemicals, continued
1,789	Johnson Matthey plc	$64,516
1,900	JSR Corp.	68,882
1,300	Kansai Paint Co., Ltd.	32,328
1,593	Koninklijke DSM NV	318,365
803	Lanxess AG	54,597
4,487	Linde plc	1,316,396
2,197	LyondellBasell Industries NV, Class A	206,188
11,800	Mitsubishi Chemical Holdings Corp.	107,838
700	Mitsubishi Gas Chemical Co., Inc.	13,826
1,700	Mitsui Chemicals, Inc.	57,085
3,329	Mosaic Co. (The)	118,912
6,600	Nippon Paint Holdings Co., Ltd.	71,806
1,100	Nippon Sanso Holdings Corp.	27,686
800	Nissan Chemical Corp.	46,701
1,000	Nitto Denko Corp.	71,271
1,580	Novozymes A/S, Class B	108,190
4,831	Nutrien, Ltd.	313,611
2,876	Orica, Ltd.	28,341
2,005	PPG Industries, Inc.	286,735
1,202	RPM International, Inc.	93,335
2,176	Sherwin Williams Co.	608,692
3,100	Shin-Etsu Chemical Co., Ltd.	522,931
1,234	Sika AG	390,371
685	Solvay SA	85,226
13,800	Sumitomo Chemical Co., Ltd.^	71,997
1,189	Symrise AG	156,835
12,800	Toray Industries, Inc.	81,759
2,700	Tosoh Corp.^	49,001
1,822	Umicore SA	107,954
1,611	Yara International ASA	79,765

		11,033,741

Commercial Services & Supplies (0.5%):
10,643	Brambles, Ltd.	82,763
806	Cintas Corp.	306,812
1,784	Copart, Inc.*	247,476
1,800	Dai Nippon Printing Co., Ltd.	43,598
2,279	Edenred	122,733
1,558	GFL Environmental, Inc.	57,933
17,139	Rentokil Initial plc	134,256
1,839	Republic Services, Inc., Class A	220,790
1,016	Ritchie Bros Auctioneers, Inc.	62,706
2,075	Rollins, Inc.	73,310
1,900	SECOM Co., Ltd.	137,890
3,081	Securitas AB, Class B	48,881
300	Sohgo Security Services Co., Ltd.	13,547
2,800	TOPPAN, INC.	47,628
2,218	Waste Connections, Inc.	279,313
3,728	Waste Management, Inc.	556,814

		2,436,450

Communications Equipment (0.6%):
529	Arista Networks, Inc.*	181,785
36,561	Cisco Systems, Inc.	1,990,015
438	F5 Networks, Inc.*	87,066
3,033	Juniper Networks, Inc.	83,468
1,443	Motorola Solutions, Inc.	335,238
46,779	Nokia OYJ*	257,317
26,977	Telefonaktiebolaget LM Ericsson, Class B	305,019

		3,239,908

Construction & Engineering (0.3%):
2,330	ACS Actividades de Construccion y Servicios SA^	62,463
2,111	Bouygues SA	87,106
770	Eiffage SA	77,669
3,552	Ferrovial SA	103,003

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
1,202	Jacobs Engineering Group, Inc.	$159,301
4,400	Kajima Corp.^	56,708
4,900	Obayashi Corp.	40,692
5,900	Shimizu Corp.^	44,471
3,144	Skanska AB, Class B	78,830
1,900	Taisei Corp.	61,184
4,666	Vinci SA	483,259
1,051	WSP Global, Inc.	125,864

		1,380,550

Construction Materials (0.2%):
7,083	CRH plc	330,350
1,375	HeidelbergCement AG	103,110
4,635	Holcim, Ltd.	223,028
4,105	James Hardie Industries SE	147,211
503	Martin Marietta Materials, Inc.	171,865
1,084	Vulcan Materials Co.	183,370

		1,158,934

Consumer Finance (0.5%):
1,300	ACOM Co., Ltd.^	4,770
3,145	Ally Financial, Inc.	160,552
6,010	American Express Co.	1,006,855
3,988	Capital One Financial Corp.	645,936
2,628	Discover Financial Services	322,850
1	Isracard, Ltd.	3
4,815	Synchrony Financial	235,357

		2,376,323

Containers & Packaging (0.3%):
12,355	Amcor plc	143,194
768	Avery Dennison Corp.	159,137
2,818	Ball Corp.	253,536
1,393	CCL Industries, Inc.	72,158
1,246	Crown Holdings, Inc.	125,572
3,294	International Paper Co.	184,201
876	Packaging Corp. of America	120,397
1,432	Sealed Air Corp.	78,459
1,807	Smurfit Kappa Group plc	94,714
2,436	WestRock Co.	121,386

		1,352,754

Distributors (0.1%):
1,335	Genuine Parts Co.	161,842
2,156	LKQ Corp.*	108,490
372	Pool Corp.	161,601

		431,933

Diversified Financial Services (0.9%):
11,529	Berkshire Hathaway, Inc., Class B*	3,146,725
3,622	Equitable Holdings, Inc.	107,356
414	Eurazeo Se	38,903
1,002	EXOR NV	84,424
1,044	Groupe Bruxelles Lambert SA	114,761
678	Industrivarden AB, Class A	21,618
1,476	Industrivarden AB, Class C	45,491
15,738	Investor AB, Class B*	337,105
2,236	Kinnevik AB, Class B*	78,868
418	L E Lundbergforetagen AB	22,836
24,030	M&G plc	65,756
4,100	Mitsubishi HC Capital, Inc.	21,549
755	Onex Corp.	53,382
9,900	ORIX Corp.	185,036
142	Sofina SA	56,326
20,261	Standard Life Aberdeen plc	69,550
200	Tokyo Century Corp.	11,290
1,180	Voya Financial, Inc.	72,440
122	Wendel	16,915

		4,550,331

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services (1.3%):
62,118	AT&T, Inc.	$1,677,807
692	BCE, Inc.	34,671
70,769	BT Group plc*	151,967
4,709	Cellnex Telecom SAU	290,234
28,310	Deutsche Telekom AG, Registered Shares	570,716
1,315	Elisa OYJ	81,634
36,000	HKT Trust & HKT, Ltd.	49,236
2,027	Infrastrutture Wireless Italiane SpA	22,601
31,076	Koninklijke KPN NV	97,444
8,617	Lumen Technologies, Inc.	106,765
11,900	Nippon Telegraph & Telephone Corp.	329,021
16,116	Orange SA	174,567
1,048	Proximus SADP	20,717
76,300	Singapore Telecommunications, Ltd.	137,698
17,116	Spark New Zealand, Ltd.	56,410
239	Swisscom AG, Registered Shares	137,253
92,093	Telecom Italia SpA	36,085
48,285	Telecom Italia SpA	19,519
3,372	Telefonica Deutschland Holding AG	9,597
42,934	Telefonica SA	200,088
6,467	Telenor ASA	108,664
24,569	Telia Co AB	101,342
38,473	Telstra Corp., Ltd.	108,414
3,956	TELUS Corp.	86,967
476	United Internet AG, Registered Shares	18,520
36,045	Verizon Communications, Inc.	1,946,790

		6,574,727

Electric Utilities (1.6%):
2,033	Alliant Energy Corp.	113,807
4,294	American Electric Power Co., Inc.	348,587
6,381	AusNet Services	11,668
6,000	Chubu Electric Power Co., Inc.	71,182
7,000	CK Infrastructure Holdings, Ltd.	38,893
15,000	CLP Holdings, Ltd.	144,280
6,574	Duke Energy Corp.	641,557
3,058	Edison International	169,627
25,657	EDP - Energias de Portugal SA	134,571
4,298	Electricite de France	53,967
226	Elia Group SA/NV	26,990
2,325	Emera, Inc.	105,308
3,072	Endesa SA	61,949
72,336	Enel SpA	555,290
1,617	Entergy Corp.	160,584
2,096	Evergy, Inc.	130,371
2,881	Eversource Energy	235,551
8,456	Exelon Corp.	408,763
5,021	FirstEnergy Corp.	178,848
4,314	Fortis, Inc.	191,412
4,105	Fortum OYJ	124,825
33,000	HK Electric Investments, Ltd.	32,762
3,038	Hydro One, Ltd.	71,824
52,491	Iberdrola SA	524,188
6,500	Kansai Electric Power Co., Inc. (The)	63,088
4,873	Mercury NZ, Ltd.	21,790
17,118	NextEra Energy, Inc.	1,344,105
1,748	Orsted A/S	230,672
13,758	PG&E Corp.*	132,077
1,042	Pinnacle West Capital Corp.	75,399
13,000	Power Assets Holdings, Ltd.	76,190
6,216	PPL Corp.	173,302
1,850	Red Electrica Corp SA	36,974
8,440	Scottish & Southern Energy plc	177,201
3,694	Siemens Energy AG*	99,253
9,341	Southern Co. (The)	578,862

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electric Utilities, continued
13,004	Terna SpA	$92,223
1,600	Tohoku Electric Power Co., Inc.^	11,790
14,900	Tokyo Electric Power Co. Holdings, Inc.*	42,740
453	Verbund AG, Class A	45,754
4,585	Xcel Energy, Inc.	286,562

		8,024,786

Electrical Equipment (1.0%):
15,284	ABB, Ltd.	509,530
1,931	AMETEK, Inc.	239,463
1,327	Ballard Power Systems, Inc.*	18,631
3,405	Eaton Corp. plc	508,401
5,309	Emerson Electric Co.	500,108
1,133	Enphase Energy, Inc.*	169,916
1,200	Fuji Electric Co., Ltd.	54,687
515	Generac Holdings, Inc.*	210,465
2,472	Legrand SA	265,096
14,900	Mitsubishi Electric Corp.	207,263
3,800	Nidec Corp.	421,611
4,644	Plug Power, Inc.*	118,608
2,354	Prysmian SpA	82,569
990	Rockwell Automation, Inc.	291,100
4,665	Schneider Electric SA	775,502
1,457	Sensata Technologies Holding plc*	79,727
2,219	Siemens Gamesa Renewable Energy	56,082
1,592	Sunrun, Inc.*	70,048
8,613	Vestas Wind Systems A/S	344,894

		4,923,701

Electronic Equipment, Instruments & Components (1.1%):
5,186	Amphenol Corp., Class A	379,771
690	Arrow Electronics, Inc.*	77,480
800	Azbil Corp.	34,391
1,229	CDW Corp.	223,703
1,627	Cognex Corp.	130,518
7,102	Corning, Inc.	259,152
3,509	Halma plc	133,834
1,300	Hamamatsu Photonics KK	80,655
18,208	Hexagon AB, Class B	280,658
205	Hirose Electric Co., Ltd.	34,142
8,400	Hitachi, Ltd.	498,135
600	Ibiden Co., Ltd.	33,173
346	IPG Photonics Corp.*	54,806
1,600	Keyence Corp.	958,825
1,567	Keysight Technologies, Inc.*	257,442
2,500	Kyocera Corp.	156,308
5,000	Murata Manufacturing Co., Ltd.	445,134
1,700	Omron Corp.	168,522
2,200	Shimadzu Corp.	96,651
3,600	TDK Corp.	130,076
2,883	TE Connectivity, Ltd.	395,605
2,027	Trimble, Inc.*	166,721
1,300	Venture Corp., Ltd.	17,136
2,200	Yaskawa Electric Corp.	105,845
1,000	Yokogawa Electric Corp.	17,488
463	Zebra Technologies Corp., Class A*	238,639

		5,374,810

Energy Equipment & Services (0.1%):
6,737	Baker Hughes Co.	166,606
8,213	Halliburton Co.	177,565
11,956	Schlumberger, Ltd.	354,376
4,403	Tenaris SA	46,425

		744,972

Shares		Value
Common Stocks, continued
Entertainment (1.5%):
6,867	Activision Blizzard, Inc.	$531,437
4,441	AMC Entertainment Holdings, Inc., Class A*^	169,024
1,200	Capcom Co., Ltd.	33,335
2,470	Electronic Arts, Inc.	351,358
2,754	Embracer Group AB*	26,485
390	Koei Tecmo Holdings Co., Ltd.	18,553
900	Konami Holdings Corp.	56,486
1,787	Liberty Media Corp-Liberty Formula One, Class C*	91,870
1,505	Live Nation Entertainment, Inc.*	137,151
3,847	Netflix, Inc.*	2,347,978
4,500	Nexon Co., Ltd.	72,612
1,000	Nintendo Co., Ltd.	486,525
610	Sea, Ltd., ADR*	194,425
400	Square Enix Holdings Co., Ltd.	21,080
974	Take-Two Interactive Software, Inc.*	150,064
600	Toho Co., Ltd.	28,310
856	UbiSoft Entertainment SA*	51,337
5,833	Universal Music Group NV*^	156,160
5,833	Vivendi Universal SA^	73,564
15,749	Walt Disney Co. (The)*	2,664,258

		7,662,012

Equity Real Estate Investment Trusts (2.2%):
1,240	Alexandria Real Estate Equities, Inc.	236,927
3,953	American Tower Corp.	1,049,166
29,744	Ascendas Real Estate Investment Trust	65,480
1,174	AvalonBay Communities, Inc.	260,205
1,367	Boston Properties, Inc.	148,114
8,137	British Land Co. plc	53,733
902	Camden Property Trust	133,018
815	Canadian Apartment Properties REIT	38,041
48,906	CapitaLand Mall Trust	72,714
316	Covivio	26,420
3,715	Crown Castle International Corp.	643,884
18	Daiwahouse Residential Investment Corp.	52,750
10,038	Dexus	77,652
2,428	Digital Realty Trust, Inc.	350,725
3,455	Duke Realty Corp.	165,391
773	Equinix, Inc.	610,771
1,394	Equity Lifestyle Properties, Inc.	108,871
2,955	Equity Residential	239,119
601	Essex Property Trust, Inc.	192,164
1,214	Extra Space Storage, Inc.	203,940
424	Gecina SA	56,833
28	GLP J-REIT	46,032
15,367	Goodman Group	238,498
18,004	GPT Group	65,575
4,979	Healthpeak Properties, Inc.	166,697
6,519	Host Hotels & Resorts, Inc.*	106,455
5,025	Invitation Homes, Inc.	192,608
2,666	Iron Mountain, Inc.	115,838
68	Japan Metropolitan Fund Invest	65,381
12	Japan Real Estate Investment Corp.^	71,891
1,908	Klepierre	42,476
6,510	Land Securities Group plc	60,584
19,200	Link REIT (The)	164,092
15,100	Mapletree Commercial Trust	22,940
20,370	Mapletree Logistics Trust	30,392
5,344	Medical Properties Trust, Inc.	107,254
919	Mid-America Apartment Communities, Inc.	171,623
36,393	Mirvac Group	78,059
14	Nippon Building Fund, Inc.	90,952

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
20	Nippon Prologis REIT, Inc.	$66,890
39	Nomura Real Estate Master Fund, Inc.	56,208
2,142	Omega Healthcare Investors, Inc.	64,174
25	Orix JREIT, Inc.	43,554
6,505	Prologis, Inc.	815,922
1,357	Public Storage, Inc.	403,165
3,077	Realty Income Corp.	199,574
1,170	Regency Centers Corp.	78,776
480	RioCan REIT	8,202
960	SBA Communications Corp.	317,347
47,972	Scentre Group	103,198
9,532	SERGO plc	152,932
2,753	Simon Property Group, Inc.	357,807
22,062	Stockland	70,533
995	Sun Communities, Inc.	184,175
2,260	UDR, Inc.	119,735
1,152	Unibail-Rodamco-Westfield*	84,246
24	United Urban Investment Corp.	32,472
3,463	Ventas, Inc.	191,192
2,117	VEREIT, Inc.	95,752
4,960	VICI Properties, Inc.	140,914
24,703	Vicinity Centres	29,427
1,503	Vornado Realty Trust	63,141
3,554	Welltower, Inc.	292,850
6,139	Weyerhaeuser Co.	218,364
1,621	WP Carey, Inc.	118,398

		10,932,213

Food & Staples Retailing (1.5%):
6,000	AEON Co., Ltd.	157,921
7,157	Alimentation Couche-Tard, Inc.	273,869
5,668	Carrefour SA	102,013
12,329	Coles Group, Ltd.	150,431
272	Colruyt SA	13,855
100	Cosmos Pharmaceutical Corp.	17,057
3,846	Costco Wholesale Corp.	1,728,200
1,563	Empire Co., Ltd., Class A	47,640
11,695	Endeavour Group, Ltd.	58,714
686	ICA Gruppen AB	31,466
15,420	J Sainsbury plc	59,039
2,416	Jeronimo Martins SGPS SA	48,103
2,524	Kesko OYJ, Class B	87,112
1,000	Kobe Bussan Co., Ltd.	32,653
9,665	Koninklijke Ahold Delhaize NV	320,385
6,103	Kroger Co. (The)	246,744
200	LAWSON, Inc.	9,821
1,605	Loblaw Cos., Ltd.	110,160
2,293	Metro, Inc.	112,061
7,000	Seven & I Holdings Co., Ltd.	317,699
4,379	Sysco Corp.	343,752
63,483	Tesco plc	215,283
300	Tsuruha Holdings, Inc.	37,067
6,256	Walgreens Boots Alliance, Inc.	294,345
13,517	Walmart, Inc.	1,883,999
500	Welcia Holdings Co., Ltd.	17,979
9,905	Wesfarmers, Ltd.	398,518
705	Weston (George), Ltd.	76,056
22,272	William Morrison Supermarkets plc	88,266
10,805	Woolworths Group, Ltd.	306,743

		7,586,951

Food Products (1.5%):
4,311	A2 Milk Co., Ltd.*	19,186
4,300	Ajinomoto Co., Inc.	127,253
4,700	Archer-Daniels-Midland Co.	282,047
3,293	Associated British Foods plc	81,809

Shares		Value
Common Stocks, continued
Food Products, continued
33	Barry Callebaut AG, Registered Shares	$74,672
1,295	Bunge, Ltd.	105,309
1,820	Campbell Soup Co.	76,094
1	Chocoladefabriken Lindt & Spruengli AG	117,444
4,516	Conagra Brands, Inc.	152,957
5,666	Danone SA	386,682
5,200	General Mills, Inc.	311,064
1,206	Hershey Co. (The)	204,115
2,745	Hormel Foods Corp.	112,545
476	JDE Peet’s NV	14,137
1,013	JM Smucker Co. (The)	121,590
2,384	Kellogg Co.	152,385
1,470	Kerry Group plc, Class A	196,783
1,300	Kikkoman Corp.	105,659
5,513	Kraft Heinz Co. (The)	202,989
1,353	Lamb Weston Holdings, Inc.	83,034
7	Lindt & Spruengli AG	78,430
2,301	McCormick & Co.	186,450
1,200	Meiji Holdings Co., Ltd.^	77,566
12,206	Mondelez International, Inc., Class A	710,145
4,062	Mowi ASA	102,555
25,138	Nestle SA, Registered Shares	3,025,064
300	NH Foods, Ltd.	11,350
700	Nisshin Seifun Group, Inc.	11,672
300	Nissin Foods Holdings Co., Ltd.	24,118
5,748	Orkla ASA, Class A	52,697
2,279	Saputo, Inc.	57,965
700	Toyo Suisan Kaisha, Ltd.	31,094
2,724	Tyson Foods, Inc., Class A	215,033
68,033	WH Group, Ltd.	48,400
18,000	Wilmar International, Ltd.	55,311
900	Yakult Honsha Co., Ltd.	45,637

		7,661,241

Gas Utilities (0.1%):
1,545	AltaGas, Ltd.	30,488
10,905	APA Group	68,451
1,185	Atmos Energy Corp.	104,517
2,688	Gas Natural SDG SA	67,665
103,117	Hong Kong & China Gas Co., Ltd.	156,199
3,600	Osaka Gas Co., Ltd.	66,179
500	Toho Gas Co., Ltd.	21,846
3,500	Tokyo Gas Co., Ltd.	65,189
1,928	UGI Corp.	82,171

		662,705

Health Care Equipment & Supplies (3.2%):
15,494	Abbott Laboratories	1,830,306
418	ABIOMED, Inc.*	136,067
4,288	Alcon, Inc.	347,425
653	Align Technology, Inc.*	434,526
1,548	Ambu A/S, Class B	45,733
1,400	Asahi Intecc Co., Ltd.	38,415
4,308	Baxter International, Inc.	346,492
2,577	Becton Dickinson & Co.	633,478
245	BioMerieux	27,821
12,154	Boston Scientific Corp.*	527,362
372	Carl Zeiss Meditec AG	71,499
608	Cochlear, Ltd.	96,009
1,098	Coloplast A/S, Class B	172,129
454	Cooper Cos., Inc. (The)	187,643
5,576	Danaher Corp.	1,697,557
1,001	Demant A/S*	50,420
2,020	Dentsply Sirona, Inc.	117,261
837	DexCom, Inc.*	457,722
233	DiaSorin SpA	48,895

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
5,319	Edwards Lifesciences Corp.*	$602,164
2,500	EssilorLuxottica SA	477,979
5,327	Fisher & Paykel Healthcare Corp., Ltd.	117,088
843	GN Store Nord A/S	57,461
2,052	Hologic, Inc.*	151,458
3,200	HOYA Corp.	500,541
751	IDEXX Laboratories, Inc.*	467,047
555	Insulet Corp.*	157,748
1,033	Intuitive Surgical, Inc.*	1,026,957
7,813	Koninklijke Philips NV	346,249
485	Masimo Corp.*	131,294
11,640	Medtronic plc	1,459,074
852	Novocure, Ltd.*	98,977
9,500	Olympus Corp.	208,660
1,249	ResMed, Inc.	329,174
242	Sartorius AG	154,097
2,484	Siemens Healthineers AG	161,613
8,107	Smith & Nephew plc	139,206
440	Sonova Holding AG, Registered Shares	165,972
921	Steris plc	188,142
86	Straumann Holding AG, Registered Shares, Class R	153,922
2,930	Stryker Corp.	772,700
1,500	Sysmex Corp.	185,322
432	Teleflex, Inc.	162,670
5,600	Terumo Corp.	263,317
620	West Pharmaceutical Services, Inc.	263,215
1,846	Zimmer Biomet Holdings, Inc.	270,180

		16,278,987

Health Care Providers & Services (1.8%):
1,419	AmerisourceBergen Corp.	169,500
845	Amplifon SpA	40,263
2,150	Anthem, Inc.	801,520
2,209	Cardinal Health, Inc.	109,257
4,948	Centene Corp.*	308,310
3,011	Cigna Corp.	602,682
11,477	CVS Health Corp.	973,938
657	DaVita, Inc.*	76,383
1,895	Fresenius Medical Care AG & Co., KGaA	133,526
3,378	Fresenius SE & Co. KGaA	162,391
2,301	HCA Healthcare, Inc.	558,499
1,317	Henry Schein, Inc.*	100,303
1,142	Humana, Inc.	444,409
813	Laboratory Corp. of America Holdings*	228,811
1,338	McKesson Corp.	266,770
1,400	Medipal Holdings Corp.	26,412
536	Molina Healthcare, Inc.*	145,422
594	Oak Street Health, Inc.*^	25,263
478	Orpea	55,351
1,055	Quest Diagnostics, Inc.	153,302
1,692	Ramsay Health Care, Ltd.	85,095
4,519	Ryman Healthcare, Ltd.	46,733
4,196	Sonic Healthcare, Ltd.	123,168
8,225	UnitedHealth Group, Inc.	3,213,836
719	Universal Health Services, Inc., Class B	99,488

		8,950,632

Health Care Technology (0.2%):
2,497	Cerner Corp.	176,088
4,100	M3, Inc.	292,737
1,250	Teladoc Health, Inc.*	158,513

Shares		Value
Common Stocks, continued
Health Care Technology, continued
1,173	Veeva Systems, Inc., Class A*	$338,023

		965,361

Hotels, Restaurants & Leisure (1.6%):
1,592	Accor SA*	56,350
1,112	Airbnb, Inc., Class A*	186,538
2,113	Aramark	69,433
5,312	Aristocrat Leisure, Ltd.	177,779
1,690	Caesars Entertainment, Inc.*	189,753
7,643	Carnival Corp., Class A*	191,151
245	Chipotle Mexican Grill, Inc.*	445,292
15,190	Compass Group plc*	310,746
1,597	Crown Resorts, Ltd.*	11,044
1,205	Darden Restaurants, Inc.	182,521
580	Domino’s Pizza Enterprises, Ltd.	66,857
359	Domino’s Pizza, Inc.	171,229
2,840	DraftKings, Inc., Class A*	136,774
1,570	Evolution AB	238,743
1,455	Flutter Entertainment plc*	287,604
20,000	Galaxy Entertainment Group, Ltd.*	100,914
25,500	Genting Singapore, Ltd.	13,434
5,409	GVC Holdings plc*	154,815
2,466	Hilton Worldwide Holdings, Inc.*	325,783
1,688	InterContinental Hotels Group plc*	108,224
883	La Francaise des Jeux SAEM	45,416
2,602	Las Vegas Sands Corp.*	95,233
2,294	Marriott International, Inc., Class A*	339,718
6,486	McDonald’s Corp.	1,563,840
300	McDonald’s Holdings Co., Ltd.	14,162
758	Melco Resorts & Entertainment, Ltd., ADR*	7,762
3,655	MGM Resorts International	157,713
1,800	Oriental Land Co., Ltd.	291,549
2,538	Restaurant Brands International, Inc.	155,519
2,117	Royal Caribbean Cruises, Ltd.*	188,307
22,400	Sands China, Ltd.*	45,907
2,000	SJM Holdings, Ltd.*	1,353
818	Sodexo SA*	71,618
10,200	Starbucks Corp.	1,125,162
20,492	Tabcorp Holdings, Ltd.	72,515
372	Vail Resorts, Inc.*	124,267
1,865	Whitbread plc*	82,935
6,000	Wynn Macau, Ltd.*	5,012
962	Wynn Resorts, Ltd.*	81,530
2,568	Yum! Brands, Inc.	314,092

		8,208,594

Household Durables (0.8%):
9,412	Barratt Developments plc	83,044
2,191	Bath & Body Works, Inc.	138,099
1,048	Berkeley Group Holdings plc	61,379
2,200	Casio Computer Co., Ltd.^	36,484
2,853	DR Horton, Inc.	239,566
2,085	Electrolux AB, Series B, Class B	48,166
1,260	Garmin, Ltd.	195,880
4,195	Husqvarna AB, Class B	50,065
600	Iida Group Holdings Co., Ltd.	15,445
2,537	Lennar Corp., Class A	237,666
552	Mohawk Industries, Inc.*	97,925
3,532	Newell Brands, Inc.	78,198
32	NVR, Inc.*	153,411
20,400	Panasonic Corp.	253,242
2,949	Persimmon plc	105,069
2,163	PulteGroup, Inc.	99,325
300	Rinnai Corp.	32,881
1,020	Roku, Inc.*	319,617
256	SEB SA	36,092
3,500	Sekisui Chemical Co., Ltd.	60,268

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
5,700	Sekisui House, Ltd.	$119,796
1,000	Sharp Corp.	12,662
10,900	Sony Group Corp.	1,214,003
33,694	Taylor Wimpey plc	69,577
12,000	Techtronic Industries Co., Ltd.	235,249
582	Whirlpool Corp.	118,647

		4,111,756

Household Products (1.0%):
2,265	Church & Dwight Co., Inc.	187,021
1,001	Clorox Co. (The)	165,776
6,914	Colgate-Palmolive Co.	522,560
5,625	Essity AB, Class B	174,657
960	Henkel AG & Co. KGaA	82,820
2,933	Kimberly-Clark Corp.	388,446
1,700	Lion Corp.	27,506
500	Pigeon Corp.	11,646
21,269	Procter & Gamble Co. (The)	2,973,406
6,245	Reckitt Benckiser Group plc	488,720
3,700	Unicharm Corp.	164,124

		5,186,682

Independent Power and Renewable Electricity Producers (0.1%):
5,538	AES Corp. (The)	126,432
787	Brookfield Renewable Corp., Class A	30,575
2,812	EDP Renovaveis SA	69,244
6,904	Meridian Energy, Ltd.	23,402
2,059	Northland Power, Inc.	64,710
2,257	NRG Energy, Inc.	92,153
254	Uniper SE	10,601
4,219	Vistra Corp.	72,145

		489,262

Industrial Conglomerates (1.1%):
4,990	3M Co.	875,346
21,000	CK Hutchison Holdings, Ltd.	139,262
925	DCC plc	76,550
9,459	General Electric Co.	974,561
6,003	Honeywell International, Inc.	1,274,317
1,007	Investment AB Latour, Class B	31,169
2,000	Jardine Matheson Holdings, Ltd.	105,181
7,500	Keppel Corp., Ltd.	28,508
40,411	Melrose Industries plc	93,498
915	Roper Technologies, Inc.	408,209
6,735	Siemens AG, Registered Shares	1,106,934
3,663	Smiths Group plc	70,205
3,800	Toshiba Corp.	159,370

		5,343,110

Insurance (3.0%):
1,782	Admiral Group plc	74,358
16,538	AEGON NV	84,895
5,579	Aflac, Inc.	290,833
1,618	Ageas NV	80,064
105,800	AIA Group, Ltd.	1,218,235
129	Alleghany Corp.*	80,549
3,590	Allianz SE, Registered Shares+	809,596
2,605	Allstate Corp. (The)	331,643
679	American Financial Group, Inc.	85,439
7,501	American International Group, Inc.	411,730
1,987	Aon plc, Class A	567,825
3,125	Arch Capital Group, Ltd.*	119,312
1,791	Arthur J. Gallagher & Co.	266,232
8,867	Assicurazioni Generali SpA	188,619
535	Assurant, Inc.	84,396
1,240	Athene Holding, Ltd., Class A*	85,399
31,654	Aviva plc	168,451
16,925	AXA SA	470,792

Shares		Value
Common Stocks, continued
Insurance, continued
433	Baloise Holding AG, Registered Shares	$66,032
2,216	Brown & Brown, Inc.	122,877
3,855	Chubb, Ltd.	668,765
1,415	Cincinnati Financial Corp.	161,621
1,241	CNP Assurances SA	19,684
8,200	Dai-ichi Life Holdings, Inc.	178,571
13,102	Direct Line Insurance Group plc	51,111
116	Erie Indemnity Co., Class A	20,697
370	Everest Re Group, Ltd.	92,789
251	Fairfax Financial Holdings, Ltd.	101,341
2,431	Fidelity National Financial, Inc.	110,222
1,848	Gjensidige Forsikring ASA	40,941
907	Globe Life, Inc.	80,750
2,573	Great-West Lifeco, Inc.	78,303
557	Hannover Rueck SE	97,542
2,909	Hartford Financial Services Group, Inc. (The)	204,357
1,012	IA Financial Corp., Inc.	57,424
22,784	Insurance Australia Group, Ltd.	80,276
1,559	Intact Financial Corp.	206,176
14,600	Japan Post Holdings Co., Ltd.	122,898
1,700	Japan Post Insurance Co., Ltd.	30,771
47,860	Legal & General Group plc	180,706
1,685	Lincoln National Corp.	115,844
1,606	Loews Corp.	86,612
16,596	Manulife Financial Corp.	319,497
127	Markel Corp.*	151,782
4,344	Marsh & McLennan Cos., Inc.	657,812
25,594	Medibank Private, Ltd.	66,161
6,587	MetLife, Inc.	406,616
4,100	MS&AD Insurance Group Holdings, Inc.^	136,820
1,239	Muenchener Rueckversicherungs-Gesellschaft AG	339,559
2,086	NN Group NV	108,849
6,201	Phoenix Group Holdings plc	53,614
4,829	Poste Italiane SpA	66,452
4,956	Power Corp. of Canada	163,387
2,520	Principal Financial Group, Inc.	162,288
5,134	Progressive Corp. (The)	464,062
3,419	Prudential Financial, Inc.	359,679
22,714	Prudential plc	440,874
10,467	QBE Insurance Group, Ltd.	87,303
329	RenaissanceRe Holdings, Ltd.	45,863
4,089	Sampo Oyj, Class A	202,871
1,512	SCOR SA	43,330
2,900	Sompo Holdings, Inc.^	125,614
5,408	Sun Life Financial, Inc.	278,428
11,836	Suncorp Group, Ltd.	106,288
244	Swiss Life Holding AG, Registered Shares	123,749
2,505	Swiss Re AG	213,415
5,000	T&D Holdings, Inc.	68,297
5,800	Tokio Marine Holdings, Inc.	311,082
2,161	Travelers Cos., Inc. (The)	328,494
3,328	Tryg A/S	75,618
1,080	Willis Towers Watson plc	251,057
1,311	WR Berkley Corp.	95,939
1,323	Zurich Insurance Group AG	539,538

		15,189,016

Interactive Media & Services (4.6%):
1,569	Adevinta ASA*	26,858
2,614	Alphabet, Inc., Class A*	6,988,581
2,531	Alphabet, Inc., Class C*	6,745,900
8,930	Auto Trader Group plc	70,652

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
20,825	Facebook, Inc., Class A*	$7,067,797
729	IAC/InterActiveCorp.*	94,981
500	Kakaku.com, Inc.	16,189
2,194	Match Group, Inc.*	344,436
4,921	Pinterest, Inc., Class A*	250,725
488	REA Group, Ltd.	55,477
828	Scout24 AG	57,466
8,343	Snap, Inc., Class A*	616,297
6,996	Twitter, Inc.*	422,489
24,500	Z Holdings Corp.	157,250
614	Zillow Group, Inc., Class A*	54,388
1,442	Zillow Group, Inc., Class C*	127,098

		23,096,584

Internet & Direct Marketing Retail (3.4%):
3,945	Amazon.com, Inc.*	12,959,483
354	Booking Holdings, Inc.*	840,350
819	Chewy, Inc., Class A*^	55,782
1,451	Delivery Hero SE*	185,784
652	DoorDash, Inc., Class A*	134,299
5,899	eBay, Inc.	410,983
1,029	Etsy, Inc.*	213,991
1,279	Expedia Group, Inc.*	209,628
1,527	HelloFresh SE*	141,352
1,658	Just Eat Takeaway*	120,803
383	MercadoLibre, Inc.*	643,210
1,000	Mercari, Inc.*	55,059
4,499	Ocado Group plc*	100,049
8,085	Prosus NV	636,677
8,000	Rakuten, Inc.	77,424
676	Wayfair, Inc., Class A*^	172,725
1,812	Zalando SE*	166,490
1,200	ZOZO, Inc.	44,939

		17,169,028

IT Services (4.4%):
5,533	Accenture plc, Class A	1,770,117
170	Adyen NV*	472,633
2,006	Afterpay, Ltd.*	173,505
1,507	Akamai Technologies, Inc.*	157,617
4,164	Amadeus IT Group SA*	273,508
958	Atos SE	51,003
3,696	Automatic Data Processing, Inc.	738,904
589	Bechtle AG	40,404
1,451	Black Knight, Inc.*	104,472
1,273	Booz Allen Hamilton Holding Corp.	101,012
1,070	Broadridge Financial Solutions, Inc.	178,305
1,362	Capgemini SA	283,218
1,784	CGI, Inc.*	151,564
4,560	Cognizant Technology Solutions Corp., Class A	338,398
5,010	Computershare, Ltd.	65,552
476	EPAM Systems, Inc.*	271,548
5,357	Fidelity National Information Services, Inc.	651,840
5,329	Fiserv, Inc.*	578,196
732	FleetCor Technologies, Inc.*	191,250
1,700	Fujitsu, Ltd.	308,780
733	Gartner, Inc.*	222,744
2,534	Global Payments, Inc.	399,308
200	GMO Payment Gateway, Inc.	25,342
1,567	GoDaddy, Inc., Class A*	109,220
7,683	International Business Machines Corp.	1,067,399
800	Itochu Techno-Solutions Corp.	26,121
546	Jack Henry & Associates, Inc.	89,577
1,246	Leidos Holdings, Inc.	119,778
7,664	MasterCard, Inc., Class A	2,664,619

Shares		Value
Common Stocks, continued
IT Services, continued
501	MongoDB, Inc.*	$236,226
4,062	Nexi SpA*	75,774
2,520	Nomura Research Institute, Ltd.	92,886
5,800	NTT Data Corp.	112,387
340	Nuvei Corp.*	38,956
600	OBIC Co., Ltd.	114,824
1,120	Okta, Inc.*	265,821
1,100	Otsuka Corp.	56,559
2,766	Paychex, Inc.	311,037
9,744	PayPal Holdings, Inc.*	2,535,486
900	SCSK Corp.	19,034
972	Shopify, Inc., Class A*	1,319,553
1,704	Snowflake, Inc., Class A*	515,341
3,437	Square, Inc., Class A*	824,330
1,600	TIS, Inc.	43,738
1,437	Twilio, Inc., Class A*	458,475
817	VeriSign, Inc.*	167,493
14,704	Visa, Inc., Class A	3,275,316
3,798	Western Union Co. (The.)	76,796
514	Wix.com, Ltd.*	100,729
2,032	Worldline SA*	155,013

		22,421,708

Leisure Products (0.1%):
1,800	Bandai Namco Holdings, Inc.	135,189
1,206	Hasbro, Inc.	107,599
2,184	Peloton Interactive, Inc., Class A*	190,117
600	Shimano, Inc.	174,816
1,200	Yamaha Corp.	75,452

		683,173

Life Sciences Tools & Services (1.1%):
676	10X Genomics, Inc., Class A*	98,412
2,711	Agilent Technologies, Inc.	427,064
4,207	Avantor, Inc.*	172,066
206	Bio-Rad Laboratories, Inc., Class A*	153,666
359	Bio-Techne Corp.	173,961
403	Charles River Laboratories International, Inc.*	166,306
1,234	Eurofins Scientific SE	158,224
1,294	Illumina, Inc.*	524,859
1,667	IQVIA Holdings, Inc.*	399,313
634	Lonza Group AG, Registered Shares	475,064
204	Mettler-Toledo International, Inc.*	280,981
1,035	PerkinElmer, Inc.	179,355
765	PPD, Inc.*	35,794
1,659	Qiagen NV*	86,248
256	Sartorius Stedim Biotech	142,876
3,397	Thermo Fisher Scientific, Inc.	1,940,808
509	Waters Corp.*	181,866

		5,596,863

Machinery (1.8%):
2,908	Alfa Laval AB	108,399
2,573	Alstom SA	97,611
3,308	Atlas Copco AB	169,167
5,816	Atlas Copco AB, Class A	352,933
4,703	Caterpillar, Inc.	902,835
9,458	CNH Industrial NV	160,124
1,253	Cummins, Inc.	281,374
700	Daifuku Co., Ltd.	65,832
2,560	Deere & Co.	857,779
1,174	Dover Corp.	182,557
6,091	Epiroc AB, Class A	125,597
3,604	Epiroc AB, Class B	63,702
1,600	FANUC Corp.	350,309
2,617	Fortive Corp.	184,682
1,430	GEA Group AG	65,526
300	Harmonic Drive Systems, Inc.	14,470

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,800	Hino Motors, Ltd.	$16,887
800	Hitachi Construction Machinery Co., Ltd.	22,665
300	Hoshizaki Corp.	27,319
701	IDEX Corp.	145,072
2,811	Illinois Tool Works, Inc.	580,837
3,482	Ingersoll-Rand, Inc.*	175,528
667	Kion Group AG	62,407
670	Knorr-Bremse AG	71,888
8,100	Komatsu, Ltd.	194,795
2,796	Kone OYJ, Class B	196,034
9,500	Kubota Corp.	202,693
1,000	Kurita Water Industries, Ltd.	48,320
2,100	Makita Corp.	114,616
3,400	MINEBEA MITSUMI, Inc.	86,828
2,600	Misumi Group, Inc.	110,500
3,000	Mitsubishi Heavy Industries, Ltd.	81,007
600	Miura Co., Ltd.	24,076
400	Nabtesco Corp.	15,154
2,700	NGK Insulators, Ltd.	45,857
411	Nordson Corp.	97,880
2,800	NSK, Ltd.^	19,006
3,511	Otis Worldwide Corp.	288,885
2,895	PACCAR, Inc.	228,473
1,140	Parker-Hannifin Corp.	318,767
1,535	Pentair plc	111,487
32	Rational AG	30,170
10,434	Sandvik AB	238,216
376	Schindler Holding AG	100,630
187	Schindler Holding AG, Registered Shares	48,085
3,527	SKF AB, Class B	83,038
500	SMC Corp.	312,856
501	Snap-On, Inc.	104,684
682	Spirax-Sarco Engineering plc	137,040
1,345	Stanley Black & Decker, Inc.	235,792
1,400	THK Co., Ltd.	30,871
1,851	Volvo AB, Class A	41,979
12,058	Volvo AB, Class B	271,013
1,659	Wabtec Corp.	143,022
4,375	Wartsila OYJ Abp, Class B	52,384
1,469	Xylem, Inc.	181,686

		9,281,344

Marine (0.1%):
29	A.P. Moeller - Maersk A/S, Class A	74,216
47	A.P. Moeller - Maersk A/S, Class B	127,155
499	Kuehne & Nagel International AG, Registered Shares	169,586
1,500	Nippon Yusen KK	112,843
12,000	SITC International Holdings Co., Ltd.	42,783

		526,583

Media (1.1%):
2,223	Altice USA, Inc., Class A*	46,061
50	Cable One, Inc.	90,656
1,162	Charter Communications, Inc., Class A*	845,425
39,978	Comcast Corp., Class A	2,235,970
3,700	Cyberagent, Inc.	71,668
2,000	Dentsu Group, Inc.	76,953
2,873	Discovery Communications, Inc., Class C*	69,728
743	Discovery, Inc., Class A*^	18,857
2,260	DISH Network Corp., Class A*	98,220
2,345	Fox Corp., Class A	94,058
1,575	Fox Corp., Class B	58,464
1,700	Hakuhodo DY Holdings, Inc.	29,333

Shares		Value
Common Stocks, continued
Media, continued
13,883	Informa plc*	$101,713
3,611	Interpublic Group of Cos., Inc. (The)	132,415
184	Liberty Broadband Corp., Class A*	30,976
1,317	Liberty Broadband Corp., Class C*	227,446
914	Liberty Global plc, Class A*	27,237
3,367	Liberty Global plc, Class C*	99,192
1,594	Liberty Media Corp.-Liberty SiriusXM, Class C*	75,667
885	Liberty Media Corp-Liberty SiriusXM, Class A*	41,745
3,615	News Corp., Class A	85,061
1,573	Omnicom Group, Inc.	113,980
6,966	Pearson plc	66,594
2,061	Publicis Groupe SA	138,777
1,750	Quebecor, Inc., Class B	42,299
480	Schibsted ASA, Class A	22,820
528	Schibsted ASA, Class B	22,346
3,346	Shaw Communications, Inc., Class B	97,283
9,638	Sirius XM Holdings, Inc.^	58,792
5,245	ViacomCBS, Inc., Class B	207,230
9,369	WPP plc	125,874

		5,452,840

Metals & Mining (1.3%):
2,245	Agnico Eagle Mines, Ltd.	116,487
11,387	Anglo American plc	392,735
3,645	Antofagasta plc	65,477
6,625	ArcelorMittal	199,875
10,788	B2Gold Corp.	36,886
16,433	Barrick Gold Corp.	296,765
18,680	BHP Group plc	465,498
25,985	BHP Group, Ltd.	698,262
4,656	BlueScope Steel, Ltd.	67,533
2,528	Boliden AB	81,357
15,792	Evolution Mining, Ltd.	40,010
4,713	EVRAZ plc	37,599
5,424	First Quantum Minerals, Ltd.	100,436
13,866	Fortescue Metals Group, Ltd.	146,194
1,573	Franco-Nevada Corp.	204,388
12,783	Freeport-McMoRan, Inc.	415,831
86,578	Glencore plc	408,810
1,100	Hitachi Metals, Ltd.	21,316
4,254	Ivanhoe Mines, Ltd., Class A*	27,209
4,800	JFE Holdings, Inc.	71,632
11,630	Kinross Gold Corp.	62,356
2,071	Kirkland Lake Gold, Ltd.	86,281
6,686	Lundin Mining Corp.	48,097
7,547	Newcrest Mining, Ltd.	123,702
6,974	Newmont Corp.	378,688
7,900	Nippon Steel Corp.^	141,403
12,430	Norsk Hydro ASA	92,792
10,215	Northern Star Resources, Ltd.	62,908
2,536	Nucor Corp.	249,771
1,988	Pan American Silver Corp.	46,293
9,696	Rio Tinto plc	640,095
3,259	Rio Tinto, Ltd.	231,536
33,569	South32, Ltd.	85,189
1,944	Steel Dynamics, Inc.	113,685
2,300	Sumitomo Metal & Mining Co., Ltd.	83,013
4,349	Teck Cominco, Ltd., Class B	108,279
522	Voestalpine AG	19,183
3,566	Wheaton Precious Metals Corp.	134,260
6,971	Yamana Gold, Inc.	27,523

		6,629,354

Mortgage Real Estate Investment Trusts (0.0%†):
4,986	AGNC Investment Corp.	78,629

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Mortgage Real Estate Investment Trusts, continued
12,926	Annaly Capital Management, Inc.	$108,837

		187,466

Multiline Retail (0.4%):
530	Canadian Tire Corp., Class A	74,177
2,025	Dollar General Corp.	429,583
1,917	Dollar Tree, Inc.*	183,495
2,724	Dollarama, Inc.	118,175
1,084	Next plc	118,861
3,900	Pan Pacific International Holdings Corp.	80,840
2,600	Ryohin Keikaku Co., Ltd.	57,853
4,246	Target Corp.	971,357

		2,034,341

Multi-Utilities (0.7%):
2,942	AGL Energy, Ltd.	12,174
5,519	Algonquin Power & Utilities Corp.^	80,928
2,342	Ameren Corp.	189,702
325	Atco, Ltd.	10,427
993	Canadian Utilities, Ltd., Class A	26,762
5,098	CenterPoint Energy, Inc.	125,411
2,670	CMS Energy Corp.	159,479
2,819	Consolidated Edison, Inc.	204,631
7,139	Dominion Energy, Inc.	521,290
1,791	DTE Energy Co.	200,073
20,750	E.ON SE	253,832
15,043	Engie Group	197,406
30,846	National Grid plc	366,868
3,622	NiSource, Inc.	87,761
4,410	Public Service Enterprise Group, Inc.	268,569
5,263	RWE AG	186,030
2,656	Sempra Energy	335,984
3,194	Suez	72,827
4,981	Veolia Environnement SA	152,412
2,633	WEC Energy Group, Inc.	232,230

		3,684,796

Oil, Gas & Consumable Fuels (3.1%):
2,317	Ampol, Ltd.	46,487
178,047	BP plc	806,442
3,662	Cameco Corp.	79,578
10,087	Canadian Natural Resources, Ltd.	368,864
12,120	Cenovus Energy, Inc.	122,214
2,226	Cheniere Energy, Inc.*	217,413
16,850	Chevron Corp.	1,709,432
11,787	ConocoPhillips	798,805
6,706	Coterra Energy, Inc.	145,923
5,910	Devon Energy Corp.	209,864
595	Enagas SA	13,222
18,045	Enbridge, Inc.	719,007
28,350	ENEOS Holdings, Inc.	115,781
22,136	ENI SpA	294,686
5,166	EOG Resources, Inc.	414,675
9,033	Equinor ASA	230,280
36,541	Exxon Mobil Corp.	2,149,342
4,843	Galp Energia SGPS SA	54,840
2,554	Hess Corp.	199,493
1,482	Idemitsu Kosan Co., Ltd.	39,129
2,375	Imperial Oil, Ltd.	75,072
9,500	INPEX Corp.	74,359
2,058	Keyera Corp.^	51,791
17,178	Kinder Morgan, Inc.	287,388
312	Koninklijke Vopak NV	12,264
1,850	Lundin Energy AB	68,701
5,486	Marathon Petroleum Corp.	339,090
3,910	Neste Oyj	220,647
7,474	Occidental Petroleum Corp.	221,081

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
11,699	Oil Search, Ltd.	$37,025
1,361	OMV AG	81,771
3,601	ONEOK, Inc.	208,822
16,911	Origin Energy, Ltd.	56,981
1,471	Parkland Corp.	41,340
5,083	Pembina Pipeline Corp.^	161,152
3,584	Phillips 66	250,988
1,901	Pioneer Natural Resources Co.	316,535
11,515	Repsol SA	149,543
35,771	Royal Dutch Shell plc, Class A	790,133
31,659	Royal Dutch Shell plc, Class B	701,280
17,327	Santos, Ltd.	89,316
18,638	Snam SpA	103,298
12,666	Suncor Energy, Inc.	262,641
8,688	TC Energy Corp.^	418,209
21,885	TotalEnergies SE^	1,048,572
3,361	Valero Energy Corp.	237,186
1,889	Washington H. Soul Pattinson & Co., Ltd.^	53,298
10,160	Williams Cos., Inc.	263,550
8,893	Woodside Petroleum, Ltd.	152,997

		15,510,507

Paper & Forest Products (0.1%):
4,488	Mondi plc	109,682
8,500	Oji Holdings Corp.	42,897
5,377	Stora Enso OYJ, Registered Shares, Class R	89,269
5,600	Svenska Cellulosa AB SCA, Class B	86,568
4,277	UPM-Kymmene OYJ	151,096
884	West Fraser Timber Co., Ltd.	74,467

		553,979

Personal Products (0.7%):
932	Beiersdorf AG	100,749
2,041	Estee Lauder Co., Inc. (The), Class A	612,157
4,500	Kao Corp.	268,155
200	Kobayashi Pharmaceutical Co., Ltd.	15,841
300	Kose Corp.	35,963
2,205	L’Oreal SA	909,934
400	Pola Orbis Holdings, Inc.	9,228
3,200	Shiseido Co., Ltd.	215,698
22,902	Unilever plc	1,237,854

		3,405,579

Pharmaceuticals (4.7%):
17,200	Astellas Pharma, Inc.^	283,643
13,478	AstraZeneca plc	1,622,303
2,794	Bausch Health Cos., Inc.*	77,925
8,628	Bayer AG, Registered Shares	470,526
19,502	Bristol-Myers Squibb Co.	1,153,933
2,500	Canopy Growth Corp.*	34,645
1,386	Catalent, Inc.*	184,435
5,400	Chugai Pharmaceutical Co., Ltd.	197,842
14,700	Daiichi Sankyo Co., Ltd.	392,217
2,200	Eisai Co., Ltd.	165,694
3,925	Elanco Animal Health, Inc.*	125,168
7,141	Eli Lilly & Co.	1,649,928
43,817	GlaxoSmithKline plc	826,946
1,106	Hikma Pharmaceuticals plc	36,380
300	Hisamitsu Pharmaceutical Co., Inc.	11,381
1,722	Horizon Therapeutics plc*	188,628
283	Ipsen SA	27,014
561	Jazz Pharmaceuticals plc*	73,048
22,821	Johnson & Johnson	3,685,591
2,500	Kyowa Kirin Co., Ltd.	90,164
22,142	Merck & Co., Inc.	1,663,086
1,110	Merck KGaA	241,348
200	Nippon Shinyaku Co., Ltd.	16,664

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
19,332	Novartis AG, Registered Shares	$1,586,257
14,646	Novo Nordisk A/S, Class B	1,408,968
3,500	Ono Pharmaceutical Co., Ltd.	79,837
1,038	Orion OYJ, Class B	41,080
3,600	Otsuka Holdings Co., Ltd.	153,484
48,805	Pfizer, Inc.	2,099,103
990	Recordati SpA	57,578
296	Roche Holding AG	121,550
6,066	Roche Holding AG	2,213,862
1,614	Royalty Pharma plc, Class A	58,330
9,789	Sanofi	942,211
3,600	Santen Pharmaceutical Co., Ltd.	50,808
2,400	Shionogi & Co., Ltd.	164,435
1,300	Sumitomo Dainippon Pharma Co., Ltd.	23,230
300	Taisho Pharmaceutical Holdings Co., Ltd.	17,543
13,650	Takeda Pharmacuetical Co., Ltd.^	452,528
10,134	Teva Pharmaceutical Industries, Ltd., ADR*	98,705
1,169	UCB SA	130,052
9,546	Viatris, Inc.	129,348
451	Vifor Pharma AG	58,405
4,129	Zoetis, Inc.	801,604

		23,907,427

Professional Services (0.9%):
1,432	Adecco SA, Registered Shares	71,727
2,717	Bureau Veritas SA	83,379
3,091	Clarivate plc*	67,693
3,340	CoStar Group, Inc.*	287,440
1,029	Equifax, Inc.	260,769
7,857	Experian plc	326,338
3,263	IHS Markit, Ltd.	380,531
1,287	Intertek Group plc	85,907
2,800	Nihon M&A Center, Inc.	82,520
1,300	Persol Holdings Co., Ltd.	32,579
1,105	Randstad NV^	73,838
11,900	Recruit Holdings Co., Ltd.	725,704
16,918	RELX plc	487,461
1,046	Robert Half International, Inc.	104,945
3,100	Seek, Ltd.	68,996
47	SGS SA, Registered Shares	136,687
480	Teleperformance	188,834
1,374	Thomson Reuters Corp.	151,949
1,763	TransUnion	198,003
1,339	Verisk Analytics, Inc.	268,162
2,473	Wolters Kluwer NV	261,369

		4,344,831

Real Estate Management & Development (0.5%):
9,234	Aroundtown SA	63,786
116	Azrieli Group	10,436
24,400	Capitaland Investment, Ltd. / Singapore*	61,112
2,831	CBRE Group, Inc., Class A*	275,626
3,700	City Developments, Ltd.	18,677
18,500	CK Asset Holdings, Ltd.	106,326
600	Daito Trust Construction Co., Ltd.	70,061
5,200	Daiwa House Industry Co., Ltd.^	173,686
3,160	Deutsche Wohnen SE	193,689
18,800	ESR Cayman, Ltd.*	56,755
643	Fastighets AB Balder*	38,582
257	FirstService Corp.	46,473
11,000	Hang Lung Properties, Ltd.	25,006
13,324	Henderson Land Development Co., Ltd.	50,580
6,600	Hongkong Land Holdings, Ltd.	31,587

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
2,400	Hulic Co., Ltd.	$26,760
666	LEG Immobilien SE	94,215
4,109	Lend Lease Group	31,888
10,900	Mitsubishi Estate Co., Ltd.	173,607
8,500	Mitsui Fudosan Co., Ltd.	202,496
14,827	New World Development Co., Ltd.	60,166
1,000	Nomura Real Estate Holdings, Inc.	26,064
24,117	Sino Land Co., Ltd.	32,449
2,900	Sumitomo Realty & Development Co., Ltd.	105,836
12,000	Sun Hung Kai Properties, Ltd.	149,133
5,000	Swire Pacific, Ltd., Class A	29,637
9,200	Swire Properties, Ltd.	23,020
702	Swiss Prime Site AG	68,376
1,769	UOL Group, Ltd.	8,895
4,969	Vonovia SE	298,663
15,000	Wharf Real Estate Investment Co., Ltd.	77,497

		2,631,084

Road & Rail (1.2%):
68	AMERCO, Inc.	43,930
11,052	Aurizon Holdings, Ltd.	30,095
6,102	Canadian National Railway Co.	707,242
5,776	Canadian Pacific Railway, Ltd., Class 1^	377,237
1,300	Central Japan Railway Co.	207,809
19,750	CSX Corp.	587,365
1,799	DSV PANALPINA A/S	429,578
2,800	East Japan Railway Co.	196,433
2,100	Hankyu Hanshin Holdings, Inc.	66,266
782	J.B. Hunt Transport Services, Inc.	130,766
784	Kansas City Southern	212,182
1,000	Keio Corp.^	53,544
1,000	Keisei Electric Railway Co., Ltd.	33,175
1,700	Kintetsu Group Holdings Co., Ltd.*	57,387
1,454	Knight-Swift Transportation Holdings, Inc.	74,372
2,367	Lyft, Inc., Class A*	126,848
14,500	MTR Corp., Ltd.	77,849
700	Nippon Express Co., Ltd.	48,235
2,227	Norfolk Southern Corp.	532,810
2,700	Odakyu Electric Railway Co., Ltd.	62,555
830	Old Dominion Freight Line, Inc.	237,363
900	Tobu Railway Co., Ltd.	24,273
4,600	Tokyu Corp.	68,510
10,800	Uber Technologies, Inc.*	483,840
5,748	Union Pacific Corp.	1,126,665
1,500	West Japan Railway Co.	74,706

		6,071,035

Semiconductors & Semiconductor Equipment (4.6%):
10,666	Advanced Micro Devices, Inc.*	1,097,531
1,800	Advantest Corp.	161,287
4,672	Analog Devices, Inc.	782,467
7,975	Applied Materials, Inc.	1,026,622
377	ASM International NV	147,177
3,635	ASML Holding NV	2,681,088
3,551	Broadcom, Inc.	1,721,987
200	Disco Corp.	55,991
11,072	Infineon Technologies AG	455,101
35,250	Intel Corp.	1,878,120
1,348	KLA Corp.	450,920
1,249	Lam Research Corp.	710,868
700	Lasertec Corp.	159,025
7,116	Marvell Technology, Inc.	429,166

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,311	Microchip Technology, Inc.	$354,715
9,636	Micron Technology, Inc.	683,963
397	Monolithic Power Systems, Inc.	192,418
21,715	NVIDIA Corp.	4,498,479
2,359	NXP Semiconductors NV	462,057
3,807	ON Semiconductor Corp.*	174,246
903	Qorvo, Inc.*	150,973
9,833	Qualcomm, Inc.	1,268,260
11,600	Renesas Electronics Corp.*	143,149
800	ROHM Co., Ltd.	75,375
1,377	Skyworks Solutions, Inc.	226,902
477	SolarEdge Technologies, Inc.*	126,510
6,312	STMicroelectronics NV	275,151
2,600	SUMCO Corp.	52,209
1,326	Teradyne, Inc.	144,760
7,992	Texas Instruments, Inc.	1,536,142
1,300	Tokyo Electron, Ltd.	573,121
2,093	Xilinx, Inc.	316,022

		23,011,802

Software (7.3%):
4,175	Adobe, Inc.*	2,403,631
731	ANSYS, Inc.*	248,869
1,941	Autodesk, Inc.*	553,515
790	Avalara, Inc.*	138,068
1,063	AVEVA Group plc	51,331
1,586	Bentley Systems, Inc., Class B^	96,175
4,940	BlackBerry, Ltd.*	48,097
2,410	Cadence Design Systems, Inc.*	364,970
1,236	Ceridian HCM Holding, Inc.*	139,198
904	Check Point Software Technologies, Ltd.*	102,188
1,136	Citrix Systems, Inc.	121,972
2,082	Cloudflare, Inc., Class A*	234,537
175	Constellation Software, Inc.	286,741
667	Coupa Software, Inc.*	146,193
1,675	Crowdstrike Holdings, Inc., Class A*	411,682
382	CyberArk Software, Ltd.*	60,287
5,638	Dassault Systemes SE	295,543
1,616	Datadog, Inc., Class A*	228,422
1,635	DocuSign, Inc.*	420,898
2,919	Dropbox, Inc., Class A*	85,293
1,698	Dynatrace, Inc.*	120,507
238	Fair Isaac Corp.*	94,707
1,194	Fortinet, Inc.*	348,696
735	Guidewire Software, Inc.*	87,369
370	HubSpot, Inc.*	250,153
2,380	Intuit, Inc.	1,284,034
911	Lightspeed Commerce, Inc.*	87,920
62,187	Microsoft Corp.	17,531,759
423	Nemetschek SE	44,453
580	NICE Systems, Ltd.*	164,155
4,346	NortonLifeLock, Inc.	109,954
2,521	Open Text Corp.	123,064
300	Oracle Corp.	26,400
16,295	Oracle Corp.	1,419,783
13,583	Palantir Technologies, Inc., Class A*	326,535
827	Palo Alto Networks, Inc.*	396,133
416	Paycom Software, Inc.*	206,232
1,026	PTC, Inc.*	122,905
697	RingCentral, Inc., Class A*	151,598
7,580	Sage Group plc	72,336
8,412	salesforce.com, Inc.*	2,281,503
9,176	SAP SE	1,242,943
1,735	ServiceNow, Inc.*	1,079,638
4,675	Sinch AB*	90,123

Shares		Value
Common Stocks, continued
Software, continued
1,311	Splunk, Inc.*	$189,715
2,144	SS&C Technologies Holdings, Inc.	148,794
1,316	Synopsys, Inc.*	394,024
876	TeamViewer AG*	25,827
617	Temenos AG	83,807
3,729	The Trade Desk, Inc., Class A*	262,149
1,300	Trend Micro, Inc.	72,532
375	Tyler Technologies, Inc.*	171,994
332	Unity Software, Inc.*	41,915
777	Vmware, Inc., Class A*^	115,540
656	WiseTech Global, Ltd.	25,269
1,673	Workday, Inc., Class A*	418,066
1,220	Xero, Ltd.*	121,555
1,088	Zendesk, Inc.*	126,632
1,816	Zoom Video Communications, Inc., Class A*	474,884
744	Zscaler, Inc.*	195,092

		36,968,305

Specialty Retail (1.7%):
100	ABC-Mart, Inc.	5,662
606	Advance Auto Parts, Inc.	126,587
191	AutoZone, Inc.*	324,316
1,917	Best Buy Co., Inc.	202,646
612	Burlington Stores, Inc.*	173,545
1,502	CarMax, Inc.*	192,196
577	Carvana Co.*	173,989
22,400	Chow Tai Fook Jewellery Group, Ltd.	42,647
500	Fast Retailing Co., Ltd.	368,562
6,750	Hennes & Mauritz AB, Class B*	136,908
100	Hikari Tsushin, Inc.	16,912
9,239	Home Depot, Inc. (The)	3,032,794
9,400	Industria de Diseno Textil SA	341,951
3,471	JD Sports Fashion plc	48,861
19,508	Kingfisher plc	88,246
6,129	Lowe’s Cos., Inc.	1,243,329
700	Nitori Co., Ltd.	137,731
586	O’Reilly Automotive, Inc.*	358,081
3,080	Ross Stores, Inc.	335,258
10,485	TJX Cos., Inc. (The)	691,800
938	Tractor Supply Co.	190,048
426	Ulta Beauty, Inc.*	153,752
1,700	USS Co., Ltd.^	29,088
5,400	Yamada Holdings Co., Ltd.	22,732

		8,437,641

Technology Hardware, Storage & Peripherals (4.5%):
145,039	Apple, Inc.	20,523,018
2,300	Brother Industries, Ltd.	50,613
9,200	Canon, Inc.	226,324
2,457	Dell Technologies, Inc., Class C*	255,626
3,300	FUJIFILM Holdings Corp.	284,597
12,023	Hewlett Packard Enterprise Co.	171,328
10,580	HP, Inc.	289,469
1,600	Logitech International SA, Class R	141,725
2,300	NEC Corp.	124,873
1,731	NetApp, Inc.	155,375
6,200	Ricoh Co., Ltd.^	63,631
1,662	Seagate Technology Holdings plc	137,148
2,200	Seiko Epson Corp.^	44,392
2,829	Western Digital Corp.*	159,669

		22,627,788

Textiles, Apparel & Luxury Goods (1.3%):
1,688	Adidas AG	531,831
3,741	Burberry Group plc	91,073
4,607	Cie Financiere Richemont SA	475,120
1,834	Gildan Activewear, Inc.	67,023

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
275	Hermes International SA	$380,021
662	Kering	470,770
1,078	Lululemon Athletica, Inc.*	436,267
2,409	LVMH Moet Hennessy Louis Vuitton SA	1,722,364
1,545	Moncler SpA	94,481
11,165	Nike, Inc., Class B	1,621,493
924	Pandora A/S	112,073
976	Puma SE	109,063
267	Swatch Group AG (The), Class B	70,002
116	Swatch Group AG (The), Registered Shares	5,975
2,741	VF Corp.	183,619

		6,371,175

Tobacco (0.6%):
16,081	Altria Group, Inc.	732,007
18,747	British American Tobacco plc	653,975
7,504	Imperial Brands plc, Class A	156,580
11,100	Japan Tobacco, Inc.	217,972
13,676	Philip Morris International, Inc.	1,296,348
12,075	Swedish Match AB	105,939

		3,162,821

Trading Companies & Distributors (0.6%):
3,803	Ashtead Group plc	288,440
1,428	Brenntag AG	133,190
3,115	Bunzl plc	102,887
4,815	Fastenal Co.	248,502
1,890	Ferguson plc	261,958
11,000	Itochu Corp.	322,250
14,500	Marubeni Corp.^	118,987
11,100	Mitsubishi Corp.	347,284
13,000	Mitsui & Co., Ltd.	282,050
1,400	MonotaRo Co., Ltd.	31,596
1,239	Reece, Ltd.	16,886
10,400	Sumitomo Corp.	145,425
731	Toromont Industries, Ltd.	61,030
2,000	Toyota Tsushu Corp.	83,828
590	United Rentals, Inc.*	207,049
411	W.W. Grainger, Inc.	161,548

		2,812,910

Transportation Infrastructure (0.1%):
693	Aena SME SA*	119,521
215	Aeroports de Paris*	27,287
4,579	Atlantia SpA*	86,554
12,535	Auckland International Airport, Ltd.*	67,364
4,067	Getlink SE	63,666
8,394	Sydney Airport*	49,852
25,306	Transurban Group	256,524
2,812	Transurban Group*	28,505

		699,273

Water Utilities (0.1%):
1,536	American Water Works Co., Inc.	259,646
2,154	Essential Utilities, Inc.	99,256
2,208	Severn Trent plc	77,199
6,302	United Utilities Group plc	81,930

		518,031

Wireless Telecommunication Services (0.5%):
14,100	KDDI Corp.^	466,033
3,275	Rogers Communications, Inc., Class B	152,966
25,200	Softbank Corp.	342,193
10,700	SoftBank Group Corp.	618,408
4,629	Tele2 AB^	68,406
5,364	T-Mobile USA, Inc.*	685,305

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
247,525	Vodafone Group plc	$374,361

		2,707,672

Total Common Stocks (Cost $417,409,147)		502,067,200

Preferred Stocks (0.2%):
Automobiles (0.1%):
526	Bayerische Motoren Werke AG (BMW), 2.91%, 5/15/20	40,158
1,151	Porsche Automobil Holding SE, 2.57%, 5/20/20	114,687
1,599	Volkswagen AG, 2.51%, 5/8/20	358,152

		512,997

Household Products (0.1%):
1,647	Henkel AG & Co. KGaA, 2.31%, 4/21/20	152,890

Total Preferred Stocks (Cost $649,866)		665,887

Rights (0.0%†):
Airlines (0.0%†):
1,206	Deutsche Lufthansa, Expires on 10/6/21*^	2,863

Multi-Utilities (0.0%†):
4,981	Veolia Environnement SA, Expires on 10/4/21*^	4,132

Transportation Infrastructure (0.0%†):
2,811	Transurban Group, Expires on 10/11/21*	2,133

Total Rights (Cost $3,963)		9,128

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (1.6%):
8,098,480	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	8,098,480

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $8,098,480)		8,098,480

Shares		Value

Unaffiliated Investment Company (0.1%):

Money Markets (0.1%):
609,906	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	609,906

Total Unaffiliated Investment Company (Cost $609,906)		609,906

Total Investment Securities (Cost $426,771,362) - 101.3%		511,450,601
Net other assets (liabilities) - (1.3)%		(6,406,777)

Net Assets - 100.0%		$505,043,824

Percentages indicated are based on net assets as of September 30, 2021.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $6,296,026.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(b)	The rate represents the effective yield at September 30, 2021.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2021:

(Unaudited)

Country	Percentage
Argentina	0.1%
Australia	2.0%
Austria	0.1%
Belgium	0.2%
Bermuda	0.2%
Canada	3.3%
China	—%†
Denmark	0.7%
Finland	0.4%
France	2.9%
Germany	2.6%
Hong Kong	0.8%
Ireland	0.9%
Isle of Man	—%†
Israel	0.2%
Italy	0.6%
Japan	7.0%
Jersey	—%†
Liberia	—%†
Luxembourg	0.1%
Netherlands	1.8%
New Zealand	0.1%
Norway	0.2%
Panama	—%†
Poland	—%†
Portugal	—%†
Singapore	0.3%
Spain	0.7%
Sweden	1.0%
Switzerland	3.0%
United Kingdom	4.4%
United States	66.4%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)	12/17/21	6	$281,303	$(6,261)
FTSE 100 Index December Futures (British Pounds)	12/17/21	1	95,294	719
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	9	1,933,988	(67,216)
SGX Nikkei 225 Index December Futures (Japenese Yen)	12/9/21	1	133,312	478

				$(72,280)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (0.5%):
3,229	Axon Enterprise, Inc.*	$565,140
3,556	BWX Technologies, Inc.	191,526
767	HEICO Corp.	101,144
1,346	HEICO Corp., Class A	159,407
1,541	Howmet Aerospace, Inc.	48,079
10,671	Lockheed Martin Corp.	3,682,562
603	Northrop Grumman Corp.	217,171
1,625	Spirit AeroSystems Holdings, Inc., Class A	71,809
739	TransDigm Group, Inc.*	461,557
8,410	Virgin Galactic Holdings, Inc.*^	212,773

		5,711,168

Air Freight & Logistics (0.9%):
1,136	C.H. Robinson Worldwide, Inc.	98,832
6,000	Expeditors International of Washington, Inc.	714,780
5,331	FedEx Corp.	1,169,035
4,198	GXO Logistics, Inc.*	329,291
35,830	United Parcel Service, Inc., Class B	6,524,643
4,198	XPO Logistics, Inc.*	334,077

		9,170,658

Airlines (0.1%):
31,037	Delta Air Lines, Inc.*	1,322,487

Auto Components (0.0%†):
2,327	Aptiv plc*	346,653
7,306	QuantumScape Corp.*	179,289

		525,942

Automobiles (2.9%):
39,446	Tesla, Inc.*	30,589,584
1,151	Thor Industries, Inc.	141,297

		30,730,881

Banks (0.0%†):
3,265	Citizens Financial Group, Inc.	153,390
1,519	Sterling Bancorp	37,914
854	Synovus Financial Corp.	37,482
2,477	Western Alliance Bancorp	269,547

		498,333

Beverages (1.7%):
465	Boston Beer Co., Inc. (The), Class A*	237,034
1,156	Brown-Forman Corp., Class A	72,446
4,367	Brown-Forman Corp., Class B	292,633
135,752	Coca-Cola Co. (The)	7,122,907
17,184	Monster Beverage Corp.*	1,526,455
56,759	PepsiCo, Inc.	8,537,121

		17,788,596

Biotechnology (2.8%):
87,495	AbbVie, Inc.	9,438,086
2,561	Acceleron Pharma, Inc.*	440,748
5,828	Alnylam Pharmaceuticals, Inc.*	1,100,385
23,127	Amgen, Inc.	4,917,957
2,823	CureVac NV*^	154,192
7,742	Exact Sciences Corp.*	738,974
12,421	Exelixis, Inc.*	262,580
7,984	Incyte Corp.*	549,140
5,942	Ionis Pharmaceuticals, Inc.*	199,295
2,346	Iovance Biotherapeutics, Inc.*	57,852
1,530	Mirati Therapeutics, Inc.*	270,672
16,737	Moderna, Inc.*	6,441,402
3,869	Natera, Inc.*	431,161
4,652	Neurocrine Biosciences, Inc.*	446,173
3,605	Novavax, Inc.*	747,353
518	Regeneron Pharmaceuticals, Inc.*	313,483
2,594	Repligen Corp.*	749,640
3,795	Sarepta Therapeutics, Inc.*	350,962

Shares		Value
Common Stocks, continued
Biotechnology, continued
5,848	Seagen, Inc.*	$992,990
2,197	Ultragenyx Pharmaceutical, Inc.*	198,147
5,210	Vertex Pharmaceuticals, Inc.*	945,042

		29,746,234

Building Products (0.4%):
2,989	Advanced Drainage Systems, Inc.	323,320
3,345	Allegion plc	442,142
1,165	Armstrong World Industries, Inc.	111,223
3,185	AZEK Co., Inc. (The)*	116,348
20,200	Carrier Global Corp.	1,045,552
1,525	Fortune Brands Home & Security, Inc.	136,365
5,735	Trane Technologies plc	990,148
5,748	Trex Co., Inc.*	585,894

		3,750,992

Capital Markets (1.6%):
3,163	Ameriprise Financial, Inc.	835,412
8,923	Apollo Global Management, Inc.	549,568
5,993	Ares Management Corp., Class A	442,463
33,797	Blackstone Group, Inc. (The), Class A	3,931,943
1,584	FactSet Research Systems, Inc.	625,331
905	Goldman Sachs Group, Inc. (The)	342,117
3,960	LPL Financial Holdings, Inc.	620,770
1,834	MarketAxess Holdings, Inc.	771,545
7,612	Moody’s Corp.	2,703,097
1,034	Morningstar, Inc.	267,837
2,790	MSCI, Inc., Class A	1,697,269
468	Raymond James Financial, Inc.	43,187
8,457	S&P Global, Inc.	3,593,295
3,645	T. Rowe Price Group, Inc.	716,971

		17,140,805

Chemicals (0.8%):
1,964	Axalta Coating Systems, Ltd.*	57,329
1,956	Celanese Corp.	294,652
4,504	Chemours Co. (The)	130,886
2,118	Diversey Holdings, Ltd.*	33,973
2,278	Dow, Inc.	131,122
10,901	Ecolab, Inc.	2,274,167
1,802	FMC Corp.	164,991
1,719	Lyondellbasell Industries NV	161,328
694	Olin Corp.	33,485
4,894	PPG Industries, Inc.	699,891
3,542	RPM International, Inc.	275,036
2,049	Scotts Miracle-Gro Co. (The)	299,892
12,018	Sherwin Williams Co.	3,361,795
385	Westlake Chemical Corp.	35,089

		7,953,636

Commercial Services & Supplies (0.4%):
4,073	Cintas Corp.	1,550,428
10,384	Copart, Inc.*	1,440,468
6,538	IAA, Inc.*	356,779
515	MSA Safety, Inc.	75,036
10,331	Rollins, Inc.	364,994
3,342	Waste Management, Inc.	499,161

		4,286,866

Communications Equipment (0.1%):
2,644	Arista Networks, Inc.*	908,584
10,664	CommScope Holding Co., Inc.*	144,924
302	Ubiquiti, Inc.	90,198

		1,143,706

Consumer Finance (0.5%):
20,226	American Express Co.	3,388,462
6	Credit Acceptance Corp.*	3,512
8,190	Discover Financial Services	1,006,141

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Finance, continued
5,068	Synchrony Financial	$247,724
2,243	Upstart Holdings, Inc.*	709,775

		5,355,614

Containers & Packaging (0.1%):
2,185	Avery Dennison Corp.	452,754
4,800	Ball Corp.	431,856
643	Crown Holdings, Inc.	64,802
4,229	Graphic Packaging Holding Co.	80,520
3,799	Sealed Air Corp.	208,147

		1,238,079

Distributors (0.1%):
1,937	Pool Corp.	841,452

Diversified Consumer Services (0.1%):
2,411	Bright Horizons Family Solutions, Inc.*	336,142
5,188	Chegg, Inc.*	352,888
3,112	Frontdoor, Inc.*	130,393
7,422	H&R Block, Inc.	185,550
1,802	Mister Car Wash, Inc.*	32,886

		1,037,859

Electrical Equipment (0.4%):
6,627	Enphase Energy, Inc.*	993,851
3,027	Generac Holdings, Inc.*	1,237,044
25,334	Plug Power, Inc.*	647,030
3,502	Rockwell Automation, Inc.	1,029,728
13,531	Vertiv Holdings Co.	325,962

		4,233,615

Electronic Equipment, Instruments & Components (0.6%):
20,819	Amphenol Corp., Class A	1,524,576
6,807	CDW Corp.	1,239,010
8,471	Cognex Corp.	679,544
1,102	Coherent, Inc.*	275,599
12,847	Corning, Inc.	468,787
163	IPG Photonics Corp.*	25,819
5,566	Jabil, Inc.	324,888
4,052	Keysight Technologies, Inc.*	665,703
3,937	Vontier Corp.	132,283
2,646	Zebra Technologies Corp., Class A*	1,363,801

		6,700,010

Energy Equipment & Services (0.0%†):
2,496	Halliburton Co.	53,963

Entertainment (1.5%):
2,357	Live Nation Entertainment, Inc.*	214,793
385	Madison Square Garden Sports Corp., Class A*	71,591
21,362	Netflix, Inc.*	13,038,083
5,166	Playtika Holding Corp.*	142,737
15,647	Skillz, Inc.*^	153,653
6,720	Spotify Technology SA*	1,514,285
1,208	Take-Two Interactive Software, Inc.*	186,117
4,669	Walt Disney Co. (The)*	789,855
1,890	World Wrestling Entertainment, Inc., Class A	106,331
21,193	Zynga, Inc.*	159,583

		16,377,028

Equity Real Estate Investment Trusts (1.7%):
22,353	American Tower Corp.	5,932,710
1,703	Brookfield Renewable Corp., Class A	66,093
1,769	Coresite Realty Corp.	245,077
21,348	Crown Castle International Corp.	3,700,035
3,119	Equinix, Inc.	2,464,415
4,476	Equity Lifestyle Properties, Inc.	349,576
620	Extra Space Storage, Inc.	104,154

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
9,959	Iron Mountain, Inc.	$432,719
3,698	Lamar Advertising Co., Class A	419,538
5,733	Public Storage, Inc.	1,703,274
868	SBA Communications Corp.	286,935
14,072	Simon Property Group, Inc.	1,828,938

		17,533,464

Food & Staples Retailing (1.0%):
20,457	Costco Wholesale Corp.	9,192,353
23,988	Sysco Corp.	1,883,058

		11,075,411

Food Products (0.2%):
2,369	Beyond Meat, Inc.*^	249,361
451	Darling Ingredients, Inc.*	32,427
1,921	Freshpet, Inc.*	274,108
6,197	Hershey Co. (The)	1,048,842
5,416	Kellogg Co.	346,191
2,477	Lamb Weston Holdings, Inc.	152,013
1,200	Pilgrim’s Pride Corp.*	34,896

		2,137,838

Health Care Equipment & Supplies (3.0%):
42,984	Abbott Laboratories	5,077,700
2,235	ABIOMED, Inc.*	727,537
3,871	Align Technology, Inc.*	2,575,880
1,620	Danaher Corp.	493,193
4,748	DexCom, Inc.*	2,596,491
30,577	Edwards Lifesciences Corp.*	3,461,622
824	Figs, Inc., Class A*^	30,603
8	Globus Medical, Inc.*	613
4,211	IDEXX Laboratories, Inc.*	2,618,821
3,271	Insulet Corp.*	929,716
5,845	Intuitive Surgical, Inc.*	5,810,807
1,802	Masimo Corp.*	487,820
4,976	Novocure, Ltd.*	578,062
1,662	Penumbra, Inc.*	442,923
6,374	ResMed, Inc.	1,679,868
547	Steris plc	111,741
7,345	Stryker Corp.	1,937,023
2,783	Tandem Diabetes Care, Inc.*	332,235
440	Teleflex, Inc.	165,682
3,669	West Pharmaceutical Services, Inc.	1,557,637

		31,615,974

Health Care Providers & Services (0.6%):
3,569	agilon health, Inc.*	93,544
1,405	Amedisys, Inc.*	209,486
8,546	Cardinal Health, Inc.	422,685
219	Chemed Corp.	101,861
2,341	DaVita, Inc.*	272,165
2,578	Encompass Health Corp.	193,453
4,530	Guardant Health, Inc.*	566,295
12,545	HCA Healthcare, Inc.	3,044,922
1,057	McKesson Corp.	210,745
466	Molina Healthcare, Inc.*	126,430
4,334	Oak Street Health, Inc.*^	184,325
3,133	UnitedHealth Group, Inc.	1,224,188

		6,650,099

Health Care Technology (0.2%):
2,347	Certara, Inc.*	77,686
6,752	Veeva Systems, Inc., Class A*	1,945,724

		2,023,410

Hotels, Restaurants & Leisure (1.9%):
929	Boyd Gaming Corp.*	58,769
6,244	Caesars Entertainment, Inc.*	701,076
1,388	Chipotle Mexican Grill, Inc.*	2,522,718
1,574	Choice Hotels International, Inc.	198,906
1,807	Churchill Downs, Inc.	433,825

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,461	Darden Restaurants, Inc.	$675,708
1,242	Domino’s Pizza, Inc.	592,384
14,824	DraftKings, Inc., Class A*	713,924
9,295	Hilton Worldwide Holdings, Inc.*	1,227,962
16,030	Las Vegas Sands Corp.*	586,698
13,523	Marriott International, Inc., Class A*	2,002,621
6,567	McDonald’s Corp.	1,583,369
489	Penn National Gaming, Inc.*	35,433
2,985	Planet Fitness, Inc., Class A*	234,472
1,570	Six Flags Entertainment Corp.*	66,725
58,352	Starbucks Corp.	6,436,809
2,994	Travel + Leisure Co.	163,263
1,920	Vail Resorts, Inc.*	641,376
8,468	Wendy’s Co. (The)	183,586
2,617	Wyndham Hotels & Resorts, Inc.	202,006
5,312	Wynn Resorts, Ltd.*	450,192
1,598	Yum China Holdings, Inc.	92,860
1,244	Yum! Brands, Inc.	152,154

		19,956,836

Household Durables (0.4%):
6,813	Bath & Body Works, Inc.	429,423
6,920	DR Horton, Inc.	581,073
103	NVR, Inc.*	493,790
3,344	PulteGroup, Inc.	153,557
5,799	Roku, Inc.*	1,817,117
8,966	Tempur Sealy International, Inc.	416,112
2,418	Toll Brothers, Inc.	133,691
1,298	TopBuild Corp.*	265,843

		4,290,606

Household Products (0.3%):
691	Church & Dwight Co., Inc.	57,056
4,952	Clorox Co. (The)	820,101
21,813	Colgate-Palmolive Co.	1,648,626
8,441	Kimberly-Clark Corp.	1,117,926

		3,643,709

Independent Power and Renewable Electricity Producers (0.0%†):
5,632	NRG Energy, Inc.	229,955

Industrial Conglomerates (0.2%):
4,153	3M Co.	728,519
874	Carlisle Cos., Inc.	173,743
7,421	Honeywell International, Inc.	1,575,330

		2,477,592

Insurance (0.3%):
79	Alleghany Corp.*	49,328
6,470	Aon plc, Class A	1,848,932
4,086	Arch Capital Group, Ltd.*	156,003
542	Brown & Brown, Inc.	30,054
823	Erie Indemnity Co., Class A	146,840
478	Everest Re Group, Ltd.	119,873
6,032	GoHealth, Inc., Class A*	30,341
471	Lemonade, Inc.*^	31,562
1,147	Lincoln National Corp.	78,856
120	Markel Corp.*	143,416
2,831	Marsh & McLennan Cos., Inc.	428,698
922	RenaissanceRe Holdings, Ltd.	128,527

		3,192,430

Interactive Media & Services (10.5%):
12,808	Alphabet, Inc., Class A*	34,242,444
11,953	Alphabet, Inc., Class C*	31,858,451
118,405	Facebook, Inc., Class A*	40,185,473
13,771	Match Group, Inc.*	2,161,909
27,395	Pinterest, Inc., Class A*	1,395,775
3,205	TripAdvisor, Inc.*	108,489
3,869	Twitter, Inc.*	233,649

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
6,103	Vimeo, Inc.*	$179,245
2,794	Zillow Group, Inc., Class A*	247,493
8,423	Zillow Group, Inc., Class C*	742,403

		111,355,331

Internet & Direct Marketing Retail (7.7%):
21,473	Amazon.com, Inc.*	70,539,664
2,027	Booking Holdings, Inc.*	4,811,834
6,312	DoorDash, Inc., Class A*	1,300,146
31,900	eBay, Inc.	2,222,473
6,195	Etsy, Inc.*	1,288,312
7,215	Expedia Group, Inc.*	1,182,539
2,104	Wayfair, Inc., Class A*^	537,593

		81,882,561

IT Services (7.6%):
25,284	Accenture plc, Class A	8,088,857
19,270	Automatic Data Processing, Inc.	3,852,458
6,410	Booz Allen Hamilton Holding Corp.	508,634
5,146	Broadridge Financial Solutions, Inc.	857,529
2,683	EPAM Systems, Inc.*	1,530,598
1,639	Euronet Worldwide, Inc.*	208,612
1,853	Fiserv, Inc.*	201,051
861	FleetCor Technologies, Inc.*	224,954
4,048	Gartner, Inc.*	1,230,106
487	Genpact, Ltd.	23,137
910	GoDaddy, Inc., Class A*	63,427
1,024	Jack Henry & Associates, Inc.	167,997
43,297	MasterCard, Inc., Class A	15,053,501
3,083	MongoDB, Inc.*	1,453,665
6,133	Okta, Inc.*	1,455,606
13,985	Paychex, Inc.	1,572,613
58,129	PayPal Holdings, Inc.*	15,125,747
13,893	Sabre Corp.*^	164,493
1,851	Shift4 Payments, Inc., Class A*	143,490
9,165	Snowflake, Inc., Class A*	2,771,771
19,576	Square, Inc., Class A*	4,695,108
9,959	StoneCo, Ltd., Class A*	345,777
5,700	Switch, Inc., Class A	144,723
4,829	Teradata Corp.*	276,943
2,329	Twilio, Inc., Class A*	743,068
83,766	Visa, Inc., Class A	18,658,877
6,190	Western Union Co. (The.)	125,162
1,616	WEX, Inc.*	284,642
2,558	Wix.com, Ltd.*	501,291

		80,473,837

Leisure Products (0.2%):
529	Brunswick Corp.	50,398
16,886	Mattel, Inc.*	313,404
13,072	Peloton Interactive, Inc., Class A*	1,137,917
1,848	Polaris, Inc.	221,132
4,161	YETI Holdings, Inc.*	356,556

		2,079,407

Life Sciences Tools & Services (1.4%):
4,037	10X Genomics, Inc., Class A*	587,706
4,404	Adaptive Biotechnologies Corp.*	149,692
13,581	Agilent Technologies, Inc.	2,139,415
28,843	Avantor, Inc.*	1,179,679
1,908	Bio-Techne Corp.	924,560
5,048	Bruker Corp.	394,249
2,282	Charles River Laboratories International, Inc.*	941,713
7,220	Illumina, Inc.*	2,928,504
4,704	IQVIA Holdings, Inc.*	1,126,796
5,052	Maravai LifeSciences Holdings, Inc., Class A*	247,952
1,142	Mettler-Toledo International, Inc.*	1,572,945

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
3,481	PPD, Inc.*	$162,876
5,527	Sotera Health Co.*	144,531
561	Syneos Health, Inc.*	49,076
1,750	Thermo Fisher Scientific, Inc.	999,827
2,829	Waters Corp.*	1,010,802

		14,560,323

Machinery (1.4%):
325	AGCO Corp.	39,822
4,130	Allison Transmission Holdings, Inc.	145,872
23,456	Caterpillar, Inc.	4,502,848
13,931	Deere & Co.	4,667,860
840	Donaldson Co., Inc.	48,224
5,101	Graco, Inc.	356,917
14,026	Illinois Tool Works, Inc.	2,898,192
2,797	Lincoln Electric Holdings, Inc.	360,226
881	Middleby Corp. (The)*	150,219
527	Nordson Corp.	125,505
1,018	Parker-Hannifin Corp.	284,653
4,901	Toro Co. (The)	477,407
5,742	Xylem, Inc.	710,171

		14,767,916

Media (0.5%):
6,699	Altice USA, Inc., Class A*	138,803
134	Cable One, Inc.	242,959
6,042	Charter Communications, Inc., Class A*	4,395,918
149	Nexstar Media Group, Inc., Class A	22,642

		4,800,322

Metals & Mining (0.1%):
20,849	Freeport-McMoRan, Inc.	678,218
3,531	Southern Copper Corp.	198,230
1,456	Steel Dynamics, Inc.	85,147

		961,595

Multiline Retail (0.3%):
4,994	Dollar General Corp.	1,059,427
4,950	Nordstrom, Inc.*^	130,927
10,989	Target Corp.	2,513,954

		3,704,308

Oil, Gas & Consumable Fuels (0.3%):
11,619	Cheniere Energy, Inc.*	1,134,828
1,068	Cimarex Energy Co.	93,129
846	Continental Resources, Inc.^	39,043
2,324	Coterra Energy, Inc.	50,570
4,109	Diamondback Energy, Inc.	388,999
3,211	EOG Resources, Inc.	257,747
1,002	Hess Corp.	78,266
1,407	New Fortress Energy, Inc.	39,044
5,705	Occidental Petroleum Corp.	168,754
4,666	Pioneer Natural Resources Co.	776,936
285	Texas Pacific Land Corp.	344,668

		3,371,984

Paper & Forest Products (0.0%†):
553	Louisiana-Pacific Corp.	33,938

Personal Products (0.3%):
11,373	Estee Lauder Co., Inc. (The), Class A	3,411,104
875	Herbalife Nutrition, Ltd.*	37,082

		3,448,186

Pharmaceuticals (1.2%):
1,786	Catalent, Inc.*	237,663
33,130	Eli Lilly & Co.	7,654,687
1,856	Horizon Therapeutics plc*	203,306
9,390	Royalty Pharma plc, Class A	339,355
22,387	Zoetis, Inc.	4,346,212

		12,781,223

Shares		Value
Common Stocks, continued
Professional Services (0.4%):
15,093	CoStar Group, Inc.*	$1,298,903
2,331	Equifax, Inc.	590,722
972	Legalzoom.com, Inc.*^	25,661
4,752	Robert Half International, Inc.	476,768
6,383	TransUnion	716,875
4,974	Verisk Analytics, Inc.	996,143

		4,105,072

Real Estate Management & Development (0.0%†):
941	CBRE Group, Inc., Class A*	91,616
4,047	Opendoor Technologies, Inc.*^	83,085

		174,701

Road & Rail (1.0%):
3,714	J.B. Hunt Transport Services, Inc.	621,055
1,218	Kansas City Southern	329,639
1,636	Landstar System, Inc.	258,194
14,288	Lyft, Inc., Class A*	765,694
4,684	Old Dominion Freight Line, Inc.	1,339,530
852	TuSimple Holdings, Inc., Class A*^	31,635
68,273	Uber Technologies, Inc.*	3,058,630
20,364	Union Pacific Corp.	3,991,548

		10,395,925

Semiconductors & Semiconductor Equipment (7.3%):
59,857	Advanced Micro Devices, Inc.*	6,159,285
1,997	Allegro MicroSystems, Inc.*	63,824
10,677	Analog Devices, Inc.	1,788,184
45,260	Applied Materials, Inc.	5,826,320
19,758	Broadcom, Inc.	9,581,247
2,846	Brooks Automation, Inc.	291,288
6,650	Entegris, Inc.	837,235
7,543	KLA Corp.	2,523,209
7,036	Lam Research Corp.	4,004,539
11,275	Microchip Technology, Inc.	1,730,600
7,817	Micron Technology, Inc.	554,851
2,320	MKS Instruments, Inc.	350,111
2,227	Monolithic Power Systems, Inc.	1,079,382
118,352	NVIDIA Corp.	24,517,800
4,050	NXP Semiconductors NV	793,274
11,220	ON Semiconductor Corp.*	513,539
55,811	Qualcomm, Inc.	7,198,503
3,775	Skyworks Solutions, Inc.	622,045
8,217	Teradyne, Inc.	897,050
28,326	Texas Instruments, Inc.	5,444,540
2,155	Universal Display Corp.	368,419
12,108	Xilinx, Inc.	1,828,187

		76,973,432

Software (18.0%):
23,631	Adobe, Inc.*	13,604,839
2,744	Alteryx, Inc., Class A*	200,586
6,843	Anaplan, Inc.*	416,670
1,824	ANSYS, Inc.*	620,981
3,315	Aspen Technology, Inc.*	407,082
6,702	Atlassian Corp. plc, Class A*	2,623,297
10,885	Autodesk, Inc.*	3,104,075
4,142	Avalara, Inc.*	723,897
6,681	Bentley Systems, Inc., Class B^	405,136
3,715	Bill.com Holdings, Inc.*	991,719
212	C3.ai, Inc., Class A*^	9,824
13,585	Cadence Design Systems, Inc.*	2,057,312
994	CDK Global, Inc.	42,295
2,193	Citrix Systems, Inc.	235,462
12,122	Cloudflare, Inc., Class A*	1,365,543
3,588	Coupa Software, Inc.*	786,418
9,807	Crowdstrike Holdings, Inc., Class A*	2,410,364
11,572	Datadog, Inc., Class A*	1,635,702

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
9,460	DocuSign, Inc.*	$2,435,288
984	Doubleverify Holdings, Inc.*^	33,613
14,961	Dropbox, Inc., Class A*	437,160
562	Duck Creek Technologies, Inc.*^	24,863
9,210	Dynatrace, Inc.*	653,634
3,353	Elastic NV*	499,563
2,025	Everbridge, Inc.*	305,856
1,338	Fair Isaac Corp.*	532,430
3,182	FireEye, Inc.*	56,640
3,196	Five9, Inc.*	510,529
6,586	Fortinet, Inc.*	1,923,375
2,025	Globant SA*	569,045
2,221	HubSpot, Inc.*	1,501,596
12,629	Intuit, Inc.	6,813,472
2,228	Jamf Holding Corp.*^	85,823
1,586	Manhattan Associates, Inc.*	242,706
2,912	McAfee Corp., Class A	64,384
3,176	Medallia, Inc.*	107,571
372,904	Microsoft Corp.	105,129,096
2,791	nCino, Inc.*	198,245
2,421	New Relic, Inc.*	173,755
6,466	NortonLifeLock, Inc.	163,590
5,456	Nuance Communications, Inc.*	300,298
9,285	Nutanix, Inc., Class A*	350,045
77,745	Oracle Corp.	6,773,922
80,538	Palantir Technologies, Inc., Class A*	1,936,134
4,750	Palo Alto Networks, Inc.*	2,275,250
2,540	Paycom Software, Inc.*	1,259,205
1,135	Paycor HCM, Inc.*^	39,907
1,864	Paylocity Holding Corp.*	522,666
1,841	Pegasystems, Inc.	233,991
387	Procore Technologies, Inc.*	34,575
5,190	PTC, Inc.*	621,710
3,961	RingCentral, Inc., Class A*	861,518
8,789	salesforce.com, Inc.*	2,383,753
9,797	ServiceNow, Inc.*	6,096,379
5,804	Smartsheet, Inc., Class A*	399,431
8,107	Splunk, Inc.*	1,173,164
4,802	Synopsys, Inc.*	1,437,767
21,047	The Trade Desk, Inc., Class A*	1,479,604
1,711	Tyler Technologies, Inc.*	784,750
7,247	Unity Software, Inc.*	914,934
1,346	Vmware, Inc., Class A*^	200,150
9,356	Workday, Inc., Class A*	2,337,971
5,872	Zendesk, Inc.*	683,442
10,571	Zoom Video Communications, Inc., Class A*	2,764,317
3,854	Zscaler, Inc.*	1,010,596

		190,978,915

Specialty Retail (3.7%):
228	AutoZone, Inc.*	387,142
2,754	Best Buy Co., Inc.	291,125
3,073	Burlington Stores, Inc.*	871,411
538	CarMax, Inc.*	68,843
3,852	Carvana Co.*	1,161,532
2,757	Five Below, Inc.*	487,465
4,971	Floor & Decor Holdings, Inc., Class A*	600,447
3,194	GameStop Corp., Class A*^	560,451
52,620	Home Depot, Inc. (The)	17,273,041
5,131	Leslie’s, Inc.*	105,391
133	Lithia Motors, Inc.	42,166
34,996	Lowe’s Cos., Inc.	7,099,289
1,006	O’Reilly Automotive, Inc.*	614,726
849	RH*	566,207
17,433	Ross Stores, Inc.	1,897,582

Shares		Value
Common Stocks, continued
Specialty Retail, continued
59,767	TJX Cos., Inc. (The)	$3,943,427
5,721	Tractor Supply Co.	1,159,132
2,646	Ulta Beauty, Inc.*	954,994
2,259	Victoria’s Secret & Co.*	124,832
1,529	Vroom, Inc.*^	33,745
2,837	Williams-Sonoma, Inc.	503,085

		38,746,033

Technology Hardware, Storage & Peripherals (10.6%):
776,682	Apple, Inc.	109,900,503
6,552	Dell Technologies, Inc., Class C*	681,670
20,605	HP, Inc.	563,753
2,302	NCR Corp.*	89,225
7,218	NetApp, Inc.	647,888
11,999	Pure Storage, Inc., Class A*	301,895

		112,184,934

Textiles, Apparel & Luxury Goods (1.2%):
322	Columbia Sportswear Co.	30,860
202	Deckers Outdoor Corp.*	72,760
9,253	Hanesbrands, Inc.	158,782
5,646	Lululemon Athletica, Inc.*	2,284,936
61,311	Nike, Inc., Class B	8,904,197
734	Skechers U.S.A., Inc., Class A*	30,916
1,483	Tapestry, Inc.	54,901
10,168	VF Corp.	681,154

		12,218,506

Thrifts & Mortgage Finance (0.0%†):
7,189	Rocket Cos., Inc., Class A^	115,312
4,709	UWM Holdings Corp.	32,727

		148,039

Tobacco (0.2%):
51,251	Altria Group, Inc.	2,332,945

Trading Companies & Distributors (0.3%):
1,233	Core & Main, Inc., Class A*	32,317
25,334	Fastenal Co.	1,307,488
1,053	SiteOne Landscape Supply, Inc.*	210,042
1,233	United Rentals, Inc.*	432,696
1,865	W.W. Grainger, Inc.	733,057

		2,715,600

Total Common Stocks (Cost $452,089,273)		1,055,630,281

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.3%):
3,180,715	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	3,180,715

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $3,180,715)		3,180,715

Shares		Value
Unaffiliated Investment Company (0.5%):

Money Markets (0.5%):
5,545,075	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	5,545,075

Total Unaffiliated Investment Company (Cost $5,545,075)		5,545,075

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares	Value
Unaffiliated Investment Company, continued

Total Investment Securities (Cost $460,815,063) - 100.3%	$1,064,356,071
Net other assets (liabilities) - (0.3)%	(3,586,814)

Net Assets - 100.0%	$1,060,769,257

Percentages indicated are based on net assets as of September 30, 2021.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $3,085,025.
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(b)	The rate represents the effective yield at September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini December Futures (U.S. Dollar)	12/17/21	16	$4,698,400	$(164,144)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	5	1,074,438	(33,404)

				$(197,548)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (2.5%):
31,786	Boeing Co. (The)*	$6,991,013
1,432	BWX Technologies, Inc.	77,128
2,401	Curtiss-Wright Corp.	302,958
14,781	General Dynamics Corp.	2,897,519
1,887	HEICO Corp.	248,839
3,264	HEICO Corp., Class A	386,556
4,683	Hexcel Corp.*	278,123
21,020	Howmet Aerospace, Inc.	655,824
2,444	Huntington Ingalls Industries, Inc.	471,839
11,958	L3harris Technologies, Inc.	2,633,630
1,819	Lockheed Martin Corp.	627,737
3,388	Mercury Systems, Inc.*	160,659
8,143	Northrop Grumman Corp.	2,932,701
89,909	Raytheon Technologies Corp.	7,728,578
4,533	Spirit AeroSystems Holdings, Inc., Class A	200,313
2,728	Teledyne Technologies, Inc.*	1,171,894
13,663	Textron, Inc.	953,814
2,190	TransDigm Group, Inc.*	1,367,808
180	Virgin Galactic Holdings, Inc.*^	4,554

		30,091,487

Air Freight & Logistics (0.2%):
6,412	C.H. Robinson Worldwide, Inc.	557,844
2,785	Expeditors International of Washington, Inc.	331,777
8,246	FedEx Corp.	1,808,265
803	GXO Logistics, Inc.*	62,987
803	XPO Logistics, Inc.*	63,903

		2,824,776

Airlines (0.4%):
7,030	Alaska Air Group, Inc.*	411,958
37,764	American Airlines Group, Inc.*	774,917
1,589	Copa Holdings SA, Class A*	129,313
18,964	JetBlue Airways Corp.*	289,959
35,007	Southwest Airlines Co.*	1,800,410
19,147	United Airlines Holdings, Inc.*	910,823

		4,317,380

Auto Components (0.3%):
13,029	Aptiv plc*	1,940,930
14,686	BorgWarner, Inc.	634,582
13,914	Gentex Corp.	458,884
3,517	Lear Corp.	550,340
3,982	QuantumScape Corp.*	97,718

		3,682,454

Automobiles (0.7%):
232,519	Ford Motor Co.*	3,292,469
81,730	General Motors Co.*	4,307,988
9,156	Harley-Davidson, Inc.	335,201
1,932	Thor Industries, Inc.	237,173

		8,172,831

Banks (8.7%):
440,151	Bank of America Corp.	18,684,410
2,294	Bank of Hawaii Corp.	188,498
7,332	Bank OZK	315,129
1,587	BOK Financial Corp.	142,116
120,450	Citigroup, Inc.	8,453,181
20,265	Citizens Financial Group, Inc.	952,050
8,249	Comerica, Inc.	664,045
6,278	Commerce Bancshares, Inc.	437,451
3,427	Cullen/Frost Bankers, Inc.	406,511
8,248	East West Bancorp, Inc.	639,550
18,027	F.N.B. Corp.	209,474
41,079	Fifth Third Bancorp	1,743,393
334	First Citizens BancShares, Inc., Class A	281,619

Shares		Value
Common Stocks, continued
Banks, continued
7,723	First Hawaiian, Inc.	$226,670
32,235	First Horizon Corp.	525,108
10,574	First Republic Bank	2,039,513
87,032	Huntington Bancshares, Inc.	1,345,515
176,468	JPMorgan Chase & Co.	28,886,047
56,871	KeyCorp	1,229,551
7,654	M&T Bank Corp.	1,143,048
6,557	PacWest Bancorp	297,163
25,609	People’s United Financial, Inc.	447,389
4,209	Pinnacle Financial Partners, Inc.	395,983
25,296	PNC Financial Services Group, Inc. (The)	4,948,909
4,750	Popular, Inc.	368,933
5,386	Prosperity Bancshares, Inc.	383,106
56,839	Regions Financial Corp.	1,211,239
3,521	Signature Bank	958,698
10,668	Sterling Bancorp	266,273
3,377	SVB Financial Group*	2,184,514
8,237	Synovus Financial Corp.	361,522
80,212	Truist Financial Corp.	4,704,434
79,682	U.S. Bancorp	4,736,298
12,073	Umpqua Holdings Corp.	244,478
5,390	Webster Financial Corp.	293,539
245,873	Wells Fargo & Co.	11,410,966
2,905	Western Alliance Bancorp	316,122
3,120	Wintrust Financial Corp.	250,754
9,782	Zions Bancorp	605,408

		102,898,607

Beverages (0.9%):
1,395	Brown-Forman Corp., Class A	87,425
5,695	Brown-Forman Corp., Class B	381,622
67,591	Coca-Cola Co. (The)	3,546,500
9,495	Constellation Brands, Inc., Class C	2,000,501
41,997	Keurig Dr Pepper, Inc.	1,434,617
10,597	Molson Coors Brewing Co., Class B	491,489
1,226	Monster Beverage Corp.*	108,906
13,888	PepsiCo, Inc.	2,088,894

		10,139,954

Biotechnology (1.4%):
6,073	Amgen, Inc.	1,291,423
8,856	Biogen, Inc.*	2,506,159
10,718	BioMarin Pharmaceutical, Inc.*	828,394
784	Exact Sciences Corp.*	74,833
3,118	Exelixis, Inc.*	65,915
74,472	Gilead Sciences, Inc.	5,201,869
1,141	Incyte Corp.*	78,478
498	Ionis Pharmaceuticals, Inc.*	16,703
6,199	Iovance Biotherapeutics, Inc.*	152,867
448	Mirati Therapeutics, Inc.*	79,256
243	Natera, Inc.*	27,080
5,305	Regeneron Pharmaceuticals, Inc.*	3,210,480
143	Repligen Corp.*	41,326
2,752	Sage Therapeutics, Inc.*	121,941
880	Seagen, Inc.*	149,424
1,019	Ultragenyx Pharmaceutical, Inc.*	91,904
2,543	United Therapeutics Corp.*	469,387
9,228	Vertex Pharmaceuticals, Inc.*	1,673,867

		16,081,306

Building Products (0.8%):
7,730	A.O. Smith Corp.	472,071
1,310	Allegion plc	173,156
1,486	Armstrong World Industries, Inc.	141,868
3,014	AZEK Co., Inc. (The)*	110,101
11,953	Builders FirstSource, Inc.*	618,448
27,472	Carrier Global Corp.	1,421,951

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
6,284	Fortune Brands Home & Security, Inc.	$561,915
42,582	Johnson Controls International plc	2,898,983
1,957	Lennox International, Inc.	575,691
14,940	Masco Corp.	829,917
6,298	Owens Corning	538,479
7,271	Trane Technologies plc	1,255,338

		9,597,918

Capital Markets (4.9%):
2,517	Affiliated Managers Group, Inc.	380,294
2,924	Ameriprise Financial, Inc.	772,287
1,184	Ares Management Corp., Class A	87,415
47,199	Bank of New York Mellon Corp. (The)	2,446,796
8,537	BlackRock, Inc., Class A+	7,159,640
10,133	Carlyle Group, Inc. (The)	479,088
6,265	Cboe Global Markets, Inc.	775,983
89,339	Charles Schwab Corp. (The)	6,507,453
21,304	CME Group, Inc.	4,119,767
2,235	Evercore, Inc., Class A	298,752
344	FactSet Research Systems, Inc.	135,804
17,070	Franklin Resources, Inc.	507,320
18,573	Goldman Sachs Group, Inc. (The)	7,021,151
4,505	Interactive Brokers Group, Inc., Class A	280,842
33,053	Intercontinental Exchange, Inc.	3,795,145
20,507	Invesco, Ltd.	494,424
7,826	Janus Henderson Group plc	323,449
33,205	KKR & Co., Inc., Class A	2,021,520
5,849	Lazard, Ltd., Class A	267,884
469	Moody’s Corp.	166,547
80,919	Morgan Stanley	7,874,228
171	Morningstar, Inc.	44,294
1,384	MSCI, Inc., Class A	841,943
6,899	Nasdaq, Inc.	1,331,645
12,323	Northern Trust Corp.	1,328,543
10,387	Raymond James Financial, Inc.	958,512
4,226	S&P Global, Inc.	1,795,585
6,516	SEI Investments Co.	386,399
21,569	State Street Corp.	1,827,326
6,454	Stifel Financial Corp.	438,614
8,994	T. Rowe Price Group, Inc.	1,769,120
6,490	Tradeweb Markets, Inc., Class A	524,262
5,830	Virtu Financial, Inc., Class A	142,427

		57,304,459

Chemicals (1.9%):
13,137	Air Products & Chemicals, Inc.	3,364,517
6,945	Albemarle Corp.	1,520,747
3,252	Ashland Global Holdings, Inc.	289,818
10,370	Axalta Coating Systems, Ltd.*	302,700
4,114	Celanese Corp.	619,733
12,929	CF Industries Holdings, Inc.	721,697
4,833	Chemours Co. (The)	140,447
44,044	Corteva, Inc.	1,853,372
1,541	Diversey Holdings, Ltd.*	24,718
41,041	Dow, Inc.	2,362,320
31,261	DuPont de Nemours, Inc.	2,125,435
8,241	Eastman Chemical Co.	830,198
1,856	Ecolab, Inc.	387,199
13,763	Element Solutions, Inc.	298,382
5,883	FMC Corp.	538,647
12,649	Huntsman Corp.	374,284
14,723	International Flavors & Fragrances, Inc.	1,968,760
13,751	Lyondellbasell Industries NV	1,290,531
20,884	Mosaic Co. (The)	745,977
414	NewMarket Corp.	140,251

Shares		Value
Common Stocks, continued
Chemicals, continued
8,031	Olin Corp.	$387,496
8,128	PPG Industries, Inc.	1,162,385
2,865	RPM International, Inc.	222,467
10,718	Valvoline, Inc.	334,187
1,610	Westlake Chemical Corp.	146,735

		22,153,003

Commercial Services & Supplies (0.5%):
10,882	ADT, Inc.^	88,035
342	Cintas Corp.	130,186
3,034	Clean Harbors, Inc.*	315,142
3,136	Driven Brands Holdings, Inc.*	90,599
1,573	MSA Safety, Inc.	229,186
12,268	Republic Services, Inc., Class A	1,472,896
722	Rollins, Inc.	25,508
5,404	Stericycle, Inc.*	367,310
21,012	Waste Management, Inc.	3,138,352

		5,857,214

Communications Equipment (1.6%):
392	Arista Networks, Inc.*	134,707
9,255	Ciena Corp.*	475,244
251,182	Cisco Systems, Inc.	13,671,836
3,501	F5 Networks, Inc.*	695,929
19,049	Juniper Networks, Inc.	524,228
4,748	Lumentum Holdings, Inc.*	396,648
9,906	Motorola Solutions, Inc.	2,301,362
4,027	ViaSat, Inc.*	221,767

		18,421,721

Construction & Engineering (0.3%):
8,408	AECOM*	530,965
7,547	Jacobs Engineering Group, Inc.	1,000,204
3,470	MasTec, Inc.*	299,392
8,207	Quanta Services, Inc.	934,121
1,226	Valmont Industries, Inc.	288,257

		3,052,939

Construction Materials (0.2%):
2,326	Eagle Materials, Inc., Class A	305,078
3,684	Martin Marietta Materials, Inc.	1,258,749
7,932	Vulcan Materials Co.	1,341,777

		2,905,604

Consumer Finance (0.9%):
21,495	Ally Financial, Inc.	1,097,320
13,958	American Express Co.	2,338,384
26,318	Capital One Financial Corp.	4,262,726
515	Credit Acceptance Corp.*^	301,429
8,109	Discover Financial Services	996,191
5,527	OneMain Holdings, Inc.	305,809
3,625	Santander Consumer USA Holdings, Inc.	151,163
17,979	SLM Corp.	316,430
27,572	Synchrony Financial	1,347,719

		11,117,171

Containers & Packaging (0.7%):
91,487	Amcor plc	1,060,334
3,888	AptarGroup, Inc.	464,033
2,375	Avery Dennison Corp.	492,124
13,381	Ball Corp.	1,203,889
8,311	Berry Global Group, Inc.*	505,974
6,675	Crown Holdings, Inc.	672,707
12,029	Graphic Packaging Holding Co.	229,032
23,350	International Paper Co.	1,305,732
5,551	Packaging Corp. of America	762,929
4,262	Sealed Air Corp.	233,515
5,309	Silgan Holdings, Inc.	203,653
5,188	Sonoco Products Co.	309,101

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Containers & Packaging, continued
15,929	WestRock Co.	$793,742

		8,236,765

Distributors (0.2%):
8,452	Genuine Parts Co.	1,024,636
16,227	LKQ Corp.*	816,543

		1,841,179

Diversified Consumer Services (0.1%):
749	Bright Horizons Family Solutions, Inc.*	104,426
2,055	Chegg, Inc.*	139,781
1,725	Frontdoor, Inc.*	72,277
2,706	Grand Canyon Education, Inc.*	238,020
1,972	H&R Block, Inc.	49,300
490	Mister Car Wash, Inc.*	8,942
9,938	Service Corp. International	598,864
7,795	Terminix Global Holdings, Inc.*	324,818

		1,536,428

Diversified Financial Services (2.7%):
110,351	Berkshire Hathaway, Inc., Class B*	30,119,202
22,539	Equitable Holdings, Inc.	668,056
12,750	Jefferies Financial Group, Inc.	473,408
6,691	Voya Financial, Inc.	410,760

		31,671,426

Diversified Telecommunication Services (2.2%):
424,570	AT&T, Inc.	11,467,636
65,462	Lumen Technologies, Inc.	811,074
246,306	Verizon Communications, Inc.	13,302,987

		25,581,697

Electric Utilities (3.0%):
14,823	Alliant Energy Corp.	829,792
29,982	American Electric Power Co., Inc.	2,433,939
3,053	Avangrid, Inc.	148,376
45,846	Duke Energy Corp.	4,474,111
22,251	Edison International	1,234,263
11,824	Entergy Corp.	1,174,241
13,577	Evergy, Inc.	844,489
20,384	Eversource Energy	1,666,596
58,165	Exelon Corp.	2,811,696
32,098	FirstEnergy Corp.	1,143,331
5,803	Hawaiian Electric Industries, Inc.	236,937
2,988	IDACORP, Inc.	308,899
116,555	NextEra Energy, Inc.	9,151,899
12,091	OGE Energy Corp.	398,519
88,754	PG&E Corp.*	852,038
6,620	Pinnacle West Capital Corp.	479,023
45,763	PPL Corp.	1,275,872
62,982	Southern Co. (The)	3,902,995
32,153	Xcel Energy, Inc.	2,009,563

		35,376,579

Electrical Equipment (1.0%):
2,104	Acuity Brands, Inc.	364,771
13,600	AMETEK, Inc.	1,686,536
5,932	ChargePoint Holdings, Inc.*^	118,581
23,614	Eaton Corp. plc	3,525,806
35,437	Emerson Electric Co.	3,338,165
3,159	Hubbell, Inc.	570,737
9,882	nVent Electric plc	319,485
2,264	Regal-Beloit Corp.	340,370
2,784	Rockwell Automation, Inc.	818,607
9,634	Sensata Technologies Holding plc*	527,172
5,409	Shoals Technologies Group, Inc., Class A*	150,803
11,468	Sunrun, Inc.*	504,592

		12,265,625

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.6%):
9,284	Amphenol Corp., Class A	$679,867
4,415	Arrow Electronics, Inc.*	495,760
5,385	Avnet, Inc.	199,084
113	Coherent, Inc.*	28,260
29,850	Corning, Inc.	1,089,227
3,951	Dolby Laboratories, Inc., Class A	347,688
2,002	IPG Photonics Corp.*	317,117
1,858	Jabil, Inc.	108,452
6,122	Keysight Technologies, Inc.*	1,005,783
1,323	Littlelfuse, Inc.	361,536
7,519	National Instruments Corp.	294,970
2,323	SYNNEX Corp.	241,824
14,846	Trimble, Inc.*	1,221,084
4,690	Vontier Corp.	157,584

		6,548,236

Energy Equipment & Services (0.4%):
43,653	Baker Hughes Co.	1,079,539
49,436	Halliburton Co.	1,068,806
23,183	NOV, Inc.*	303,929
83,338	Schlumberger, Ltd.	2,470,138

		4,922,412

Entertainment (2.2%):
45,889	Activision Blizzard, Inc.	3,551,350
16,943	Electronic Arts, Inc.	2,410,142
724	Liberty Media Corp-Liberty Formula One, Class A*	34,064
11,824	Liberty Media Corp-Liberty Formula One, Class C*	607,872
5,088	Live Nation Entertainment, Inc.*	463,669
681	Madison Square Garden Sports Corp., Class A*	126,632
5,426	Take-Two Interactive Software, Inc.*	835,984
102,417	Walt Disney Co. (The)*	17,325,884
455	World Wrestling Entertainment, Inc., Class A	25,598
32,162	Zynga, Inc.*	242,180

		25,623,375

Equity Real Estate Investment Trusts (4.4%):
9,106	Alexandria Real Estate Equities, Inc.	1,739,883
7,872	American Campus Communities, Inc.	381,398
16,421	American Homes 4 Rent, Class A	625,969
15,967	Americold Realty Trust	463,841
9,646	Apartment Income REIT Corp.	470,821
8,348	AvalonBay Communities, Inc.	1,850,251
9,481	Boston Properties, Inc.	1,027,266
17,646	Brixmor Property Group, Inc.	390,153
5,860	Brookfield Renewable Corp., Class A	227,427
5,883	Camden Property Trust	867,566
498	Coresite Realty Corp.	68,993
8,445	Cousins Properties, Inc.	314,914
11,698	CubeSmart	566,768
7,176	Cyrusone, Inc.	555,494
16,748	Digital Realty Trust, Inc.	2,419,249
9,397	Douglas Emmett, Inc.	297,039
21,965	Duke Realty Corp.	1,051,465
4,018	EPR Properties	198,409
1,540	Equinix, Inc.	1,216,800
4,947	Equity Lifestyle Properties, Inc.	386,361
21,771	Equity Residential	1,761,709
3,873	Essex Property Trust, Inc.	1,238,353
7,115	Extra Space Storage, Inc.	1,195,249
4,647	Federal Realty Investment Trust	548,300
7,742	First Industrial Realty Trust, Inc.	403,203
12,922	Gaming and Leisure Properties, Inc.	598,547

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
12,404	Healthcare Trust of America, Inc., Class A	$367,903
31,932	Healthpeak Properties, Inc.	1,069,083
5,787	Highwoods Properties, Inc.	253,818
42,745	Host Hotels & Resorts, Inc.*	698,026
8,064	Hudson Pacific Properties, Inc.	211,841
34,059	Invitation Homes, Inc.	1,305,482
5,185	Iron Mountain, Inc.	225,288
6,749	JBG SMITH Properties	199,838
6,942	Kilroy Realty Corp.	459,630
34,653	Kimco Realty Corp.	719,050
729	Lamar Advertising Co., Class A	82,705
4,511	Life Storage, Inc.	517,592
34,959	Medical Properties Trust, Inc.	701,627
6,820	Mid-America Apartment Communities, Inc.	1,273,635
10,576	National Retail Properties, Inc.	456,777
14,943	Omega Healthcare Investors, Inc.	447,692
13,662	Parks Hotels & Resorts, Inc.*	261,491
43,901	Prologis, Inc.	5,506,502
2,012	Public Storage, Inc.	597,765
8,829	Rayonier, Inc.	315,019
22,440	Realty Income Corp.	1,455,458
9,945	Regency Centers Corp.	669,597
8,535	Rexford Industrial Realty, Inc.	484,361
5,392	SBA Communications Corp.	1,782,433
2,348	Simon Property Group, Inc.	305,170
3,971	SL Green Realty Corp.^	281,306
7,201	Spirit Realty Capital, Inc.	331,534
14,788	STORE Capital Corp.	473,660
6,801	Sun Communities, Inc.	1,258,865
16,967	UDR, Inc.	898,912
22,494	Ventas, Inc.	1,241,894
13,889	VEREIT, Inc.	628,199
35,583	VICI Properties, Inc.	1,010,913
10,414	Vornado Realty Trust	437,492
24,944	Welltower, Inc.	2,055,386
45,017	Weyerhaeuser Co.	1,601,255
10,883	WP Carey, Inc.	794,894

		52,247,521

Food & Staples Retailing (1.5%):
9,564	Albertsons Cos., Inc., Class A^	297,727
2,206	Casey’s General Stores, Inc.	415,721
1,668	Costco Wholesale Corp.	749,516
5,335	Grocery Outlet Holding Corp.*	115,076
44,792	Kroger Co. (The)	1,810,941
12,788	US Foods Holding Corp.*	443,232
43,121	Walgreens Boots Alliance, Inc.	2,028,843
85,264	Walmart, Inc.	11,884,096

		17,745,152

Food Products (1.7%):
33,227	Archer-Daniels-Midland Co.	1,993,952
319	Beyond Meat, Inc.*^	33,578
8,099	Bunge, Ltd.	658,611
12,015	Campbell Soup Co.	502,347
27,562	Conagra Brands, Inc.	933,525
9,394	Darling Ingredients, Inc.*	675,429
11,319	Flowers Foods, Inc.	267,468
36,331	General Mills, Inc.	2,173,320
4,427	Hain Celestial Group, Inc. (The)*	189,387
1,066	Hershey Co. (The)	180,421
16,624	Hormel Foods Corp.	681,584
3,832	Ingredion, Inc.	341,086
6,217	JM Smucker Co. (The)	746,227
8,589	Kellogg Co.	549,009
39,620	Kraft Heinz Co. (The)	1,458,808

Shares		Value
Common Stocks, continued
Food Products, continued
6,277	Lamb Weston Holdings, Inc.	$385,219
14,739	McCormick & Co.	1,194,301
83,114	Mondelez International, Inc., Class A	4,835,573
1,856	Pilgrim’s Pride Corp.*	53,972
3,292	Post Holdings, Inc.*	362,647
6	Seaboard Corp.	24,600
17,055	Tyson Foods, Inc., Class A	1,346,322

		19,587,386

Gas Utilities (0.1%):
7,816	Atmos Energy Corp.	689,371
4,823	National Fuel Gas Co.	253,304
12,172	UGI Corp.	518,771

		1,461,446

Health Care Equipment & Supplies (4.2%):
51,541	Abbott Laboratories	6,088,538
29,882	Baxter International, Inc.	2,403,409
16,900	Becton Dickinson & Co.	4,154,358
84,298	Boston Scientific Corp.*	3,657,690
2,874	Cooper Cos., Inc. (The)	1,187,853
35,726	Danaher Corp.	10,876,424
12,873	Dentsply Sirona, Inc.	747,278
9,252	Envista Holdings Corp.*	386,826
1,292	Figs, Inc., Class A*^	47,985
4,398	Globus Medical, Inc.*	336,975
4,079	Hill-Rom Holdings, Inc.	611,850
14,969	Hologic, Inc.*	1,104,862
1,222	ICU Medical, Inc.*	285,190
4,271	Integra LifeSciences Holdings Corp.*	292,478
854	Masimo Corp.*	231,186
79,801	Medtronic plc	10,003,055
2,306	Quidel Corp.*	325,492
892	ResMed, Inc.	235,087
4,394	Steris plc	897,606
11,826	Stryker Corp.	3,118,753
139	Tandem Diabetes Care, Inc.*	16,594
2,269	Teleflex, Inc.	854,392
12,287	Zimmer Biomet Holdings, Inc.	1,798,325

		49,662,206

Health Care Providers & Services (4.3%):
5,537	Acadia Healthcare Co., Inc.*	353,150
642	agilon health, Inc.*	16,827
270	Amedisys, Inc.*	40,257
8,806	AmerisourceBergen Corp.	1,051,877
14,531	Anthem, Inc.	5,417,157
7,355	Cardinal Health, Inc.	363,778
34,237	Centene Corp.*	2,133,307
706	Chemed Corp.	328,375
19,943	Cigna Corp.	3,991,791
78,172	CVS Health Corp.	6,633,676
1,261	DaVita, Inc.*	146,604
2,527	Encompass Health Corp.	189,626
8,548	Henry Schein, Inc.*	651,016
7,712	Humana, Inc.	3,001,125
5,807	Laboratory Corp. of America Holdings*	1,634,322
7,915	McKesson Corp.	1,578,093
2,856	Molina Healthcare, Inc.*	774,861
447	Oak Street Health, Inc.*	19,011
6,588	Premier, Inc., Class A	255,351
7,274	Quest Diagnostics, Inc.	1,056,985
4,275	Signify Health, Inc., Class A*^	76,394
52,059	UnitedHealth Group, Inc.	20,341,533
4,468	Universal Health Services, Inc., Class B	618,237

		50,673,353

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Technology (0.2%):
17,590	Cerner Corp.	$1,240,447
1,271	Certara, Inc.*	42,070
15,380	Change Healthcare, Inc.*	322,057
8,971	Teladoc Health, Inc.*	1,137,613

		2,742,187

Hotels, Restaurants & Leisure (1.7%):
13,705	Aramark	450,346
3,995	Boyd Gaming Corp.*	252,724
4,735	Caesars Entertainment, Inc.*	531,646
50,576	Carnival Corp., Class A*	1,264,906
2,304	Darden Restaurants, Inc.	348,987
685	Domino’s Pizza, Inc.	326,718
5,055	Hilton Worldwide Holdings, Inc.*	667,816
2,578	Hyatt Hotels Corp., Class A*	198,764
2,576	Marriott Vacations Worldwide Corp.	405,282
36,519	McDonald’s Corp.	8,805,096
23,916	MGM Resorts International	1,031,975
21,701	Norwegian Cruise Line Holdings, Ltd.*^	579,634
8,435	Penn National Gaming, Inc.*	611,200
1,582	Planet Fitness, Inc., Class A*	124,266
12,980	Royal Caribbean Cruises, Ltd.*	1,154,571
2,876	Six Flags Entertainment Corp.*	122,230
1,696	Travel + Leisure Co.	92,483
2,043	Wyndham Hotels & Resorts, Inc.	157,699
23,166	Yum China Holdings, Inc.	1,346,176
16,288	Yum! Brands, Inc.	1,992,185

		20,464,704

Household Durables (0.6%):
6,301	Bath & Body Works, Inc.	397,152
11,260	DR Horton, Inc.	945,502
9,032	Garmin, Ltd.	1,404,115
7,617	Leggett & Platt, Inc.	341,546
16,115	Lennar Corp., Class A	1,509,653
594	Lennar Corp., Class B	46,088
3,454	Mohawk Industries, Inc.*	612,740
22,961	Newell Brands, Inc.	508,357
65	NVR, Inc.*	311,615
11,377	PulteGroup, Inc.	522,432
4,119	Toll Brothers, Inc.	227,739
391	TopBuild Corp.*	80,081
3,631	Whirlpool Corp.	740,216

		7,647,236

Household Products (2.1%):
13,798	Church & Dwight Co., Inc.	1,139,301
1,442	Clorox Co. (The)	238,810
22,941	Colgate-Palmolive Co.	1,733,881
9,944	Kimberly-Clark Corp.	1,316,983
144,718	Procter & Gamble Co. (The)	20,231,576
3,469	Reynolds Consumer Products, Inc.	94,842
2,244	Spectrum Brands Holdings, Inc.	214,684

		24,970,077

Independent Power and Renewable Electricity Producers (0.1%):
39,332	AES Corp. (The)	897,949
8,131	NRG Energy, Inc.	331,989
28,911	Vistra Corp.	494,378

		1,724,316

Industrial Conglomerates (1.9%):
29,312	3M Co.	5,141,911
1,920	Carlisle Cos., Inc.	381,677
64,887	General Electric Co.	6,685,308
32,380	Honeywell International, Inc.	6,873,626
6,269	Roper Technologies, Inc.	2,796,789

		21,879,311

Shares		Value
Common Stocks, continued
Insurance (3.9%):
39,548	Aflac, Inc.	$2,061,637
726	Alleghany Corp.*	453,322
17,604	Allstate Corp. (The)	2,241,165
4,161	American Financial Group, Inc.	523,579
51,004	American International Group, Inc.	2,799,610
5,520	Aon plc, Class A	1,577,450
17,232	Arch Capital Group, Ltd.*	657,918
11,972	Arthur J. Gallagher & Co.	1,779,638
3,470	Assurant, Inc.	547,393
3,145	Assured Guaranty, Ltd.	147,217
6,672	Athene Holding, Ltd., Class A*	459,501
4,179	Axis Capital Holdings, Ltd.	192,401
4,601	Brighthouse Financial, Inc.*	208,103
12,947	Brown & Brown, Inc.	717,911
26,079	Chubb, Ltd.	4,524,185
9,093	Cincinnati Financial Corp.	1,038,602
1,529	CNA Financial Corp.	64,157
481	Erie Indemnity Co., Class A	85,820
1,914	Everest Re Group, Ltd.	479,993
16,102	Fidelity National Financial, Inc.	730,065
5,958	First American Financial Corp.	399,484
6,058	Globe Life, Inc.	539,344
2,076	Hanover Insurance Group, Inc. (The)	269,091
20,688	Hartford Financial Services Group, Inc. (The)	1,453,332
3,342	Kemper Corp.	223,212
1,836	Lemonade, Inc.*^	123,030
9,307	Lincoln National Corp.	639,856
12,920	Loews Corp.	696,776
687	Markel Corp.*	821,054
26,518	Marsh & McLennan Cos., Inc.	4,015,621
1,561	Mercury General Corp.	86,901
43,092	MetLife, Inc.	2,660,069
16,772	Old Republic International Corp.	387,936
2,423	Primerica, Inc.	372,246
15,817	Principal Financial Group, Inc.	1,018,615
34,712	Progressive Corp. (The)	3,137,618
23,057	Prudential Financial, Inc.	2,425,596
4,027	Reinsurance Group of America, Inc.	448,044
1,316	RenaissanceRe Holdings, Ltd.	183,450
14,924	Travelers Cos., Inc. (The)	2,268,597
11,781	Unum Group	295,232
177	White Mountains Insurance Group, Ltd.	189,321
7,627	Willis Towers Watson plc	1,772,972
8,435	WR Berkley Corp.	617,273

		46,334,337

Interactive Media & Services (1.4%):
2,482	Alphabet, Inc., Class A*	6,635,677
2,317	Alphabet, Inc., Class C*	6,175,523
4,691	IAC/InterActiveCorp.*	611,191
2,331	TripAdvisor, Inc.*	78,904
41,616	Twitter, Inc.*	2,513,190
628	Vimeo, Inc.*	18,444

		16,032,929

Internet & Direct Marketing Retail (0.1%):
1,058	DoorDash, Inc., Class A*	217,927
21,733	Qurate Retail, Inc., Class A	221,459
1,921	Wayfair, Inc., Class A*^	490,835

		930,221

IT Services (3.1%):
7,398	Accenture plc, Class A	2,366,768
9,523	Akamai Technologies, Inc.*	996,011
3,044	Alliance Data Systems Corp.	307,109
7,865	Amdocs, Ltd.	595,459
1,915	Automatic Data Processing, Inc.	382,847

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
8,835	Black Knight, Inc.*	$636,120
452	Broadridge Financial Solutions, Inc.	75,321
1,428	CACI International, Inc., Class A*	374,279
31,269	Cognizant Technology Solutions Corp., Class A	2,320,472
2,388	Concentrix Corp.*	422,676
15,334	DXC Technology Co.*	515,376
883	Euronet Worldwide, Inc.*	112,388
6,490	Fastly, Inc., Class A*^	262,456
36,884	Fidelity National Information Services, Inc.	4,488,045
33,084	Fiserv, Inc.*	3,589,614
3,722	FleetCor Technologies, Inc.*	972,447
10,744	Genpact, Ltd.	510,447
17,312	Global Payments, Inc.	2,728,025
9,240	GoDaddy, Inc., Class A*	644,028
53,063	International Business Machines Corp.	7,372,043
3,352	Jack Henry & Associates, Inc.	549,929
8,260	Leidos Holdings, Inc.	794,034
2,207	Paychex, Inc.	248,177
25,382	Paysafe, Ltd.*^	196,711
3,655	Science Applications International Corp.	312,722
705	Snowflake, Inc., Class A*	213,213
1,354	SolarWinds Corp.	22,652
1,051	StoneCo, Ltd., Class A*	36,491
564	Teradata Corp.*	32,345
7,110	Twilio, Inc., Class A*	2,268,446
5,848	VeriSign, Inc.*	1,198,898
18,478	Western Union Co. (The.)	373,625
887	WEX, Inc.*	156,236

		36,075,410

Leisure Products (0.1%):
4,142	Brunswick Corp.	394,608
7,549	Hasbro, Inc.	673,522
2,751	Hayward Holdings, Inc.*	61,182
1,084	Polaris, Inc.	129,712

		1,259,024

Life Sciences Tools & Services (1.5%):
678	Adaptive Biotechnologies Corp.*	23,045
1,894	Agilent Technologies, Inc.	298,362
1,265	Bio-Rad Laboratories, Inc., Class A*	943,627
212	Charles River Laboratories International, Inc.*	87,486
5,704	IQVIA Holdings, Inc.*	1,366,336
6,649	PerkinElmer, Inc.	1,152,205
5,809	PPD, Inc.*	271,803
13,724	Qiagen NV*	709,256
5,429	Syneos Health, Inc.*	474,929
21,251	Thermo Fisher Scientific, Inc.	12,141,334
266	Waters Corp.*	95,042

		17,563,425

Machinery (1.9%):
3,434	AGCO Corp.	420,768
1,546	Allison Transmission Holdings, Inc.	54,605
4,436	Caterpillar, Inc.	851,579
7,215	Colfax Corp.*	331,169
2,733	Crane Co.	259,116
8,563	Cummins, Inc.	1,922,907
6,644	Donaldson Co., Inc.	381,432
8,359	Dover Corp.	1,299,824
7,317	Flowserve Corp.	253,680
19,071	Fortive Corp.	1,345,840
5,779	Gates Industrial Corp. plc*	94,024
3,846	Graco, Inc.	269,105

Shares		Value
Common Stocks, continued
Machinery, continued
4,504	IDEX Corp.	$932,103
1,934	Illinois Tool Works, Inc.	399,622
24,077	Ingersoll-Rand, Inc.*	1,213,722
5,183	ITT, Inc.	444,909
2,350	Middleby Corp. (The)*	400,699
2,812	Nordson Corp.	669,678
4,102	Oshkosh Corp.	419,922
25,476	Otis Worldwide Corp.	2,096,165
20,282	PACCAR, Inc.	1,600,655
6,303	Parker-Hannifin Corp.	1,762,445
9,997	Pentair plc	726,082
3,148	Snap-On, Inc.	657,775
9,596	Stanley Black & Decker, Inc.	1,682,275
3,825	Timken Co.	250,231
261	Toro Co. (The)	25,424
11,021	Wabtec Corp.	950,120
3,282	Woodward, Inc.	371,522
3,698	Xylem, Inc.	457,369

		22,544,767

Marine (0.0%†):
3,417	Kirby Corp.*	163,879

Media (2.2%):
3,967	Altice USA, Inc., Class A*	82,196
157	Cable One, Inc.	284,661
420	Charter Communications, Inc., Class A*	305,575
271,077	Comcast Corp., Class A	15,161,337
18,170	Discovery Communications, Inc., Class C*	440,986
9,922	Discovery, Inc., Class A*^	251,820
15,015	DISH Network Corp., Class A*	652,552
18,716	Fox Corp., Class A	750,699
8,899	Fox Corp., Class B	330,331
22,970	Interpublic Group of Cos., Inc. (The)	842,310
1,276	Liberty Broadband Corp., Class A*	214,815
8,630	Liberty Broadband Corp., Class C*	1,490,401
9,293	Liberty Media Corp.-Liberty SiriusXM, Class C*	441,139
4,743	Liberty Media Corp-Liberty SiriusXM, Class A*	223,727
9,503	New York Times Co. (The), Class A	468,213
23,023	News Corp., Class A	541,731
6,485	News Corp., Class B	150,647
2,380	Nexstar Media Group, Inc., Class A	361,665
12,788	Omnicom Group, Inc.	926,618
55,254	Sirius XM Holdings, Inc.^	337,049
34,930	ViacomCBS, Inc., Class B	1,380,084

		25,638,556

Metals & Mining (0.8%):
10,638	Alcoa Corp.*	520,624
27,964	Cleveland-Cliffs, Inc.*^	553,967
61,222	Freeport-McMoRan, Inc.	1,991,552
47,630	Newmont Corp.	2,586,309
17,530	Nucor Corp.	1,726,530
3,594	Reliance Steel & Aluminum Co.	511,857
4,040	Royal Gold, Inc.	385,779
333	Southern Copper Corp.	18,695
9,313	Steel Dynamics, Inc.	544,624
15,097	United States Steel Corp.	331,681

		9,171,618

Mortgage Real Estate Investment Trusts (0.2%):
31,761	AGNC Investment Corp.	500,871
85,057	Annaly Capital Management, Inc.	716,180
23,975	New Residential Investment Corp.	263,725

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Mortgage Real Estate Investment Trusts, continued
16,039	Starwood Property Trust, Inc.	$391,512

		1,872,288

Multiline Retail (0.6%):
8,064	Dollar General Corp.	1,710,697
13,823	Dollar Tree, Inc.*	1,323,138
9,363	Kohl’s Corp.	440,904
779	Nordstrom, Inc.*	20,604
4,010	Ollie’s Bargain Outlet Holdings, Inc.*	241,723
16,322	Target Corp.	3,733,984

		7,471,050

Multi-Utilities (1.4%):
15,225	Ameren Corp.	1,233,225
34,928	CenterPoint Energy, Inc.	859,229
16,981	CMS Energy Corp.	1,014,275
21,330	Consolidated Edison, Inc.	1,548,345
48,031	Dominion Energy, Inc.	3,507,224
11,274	DTE Energy Co.	1,259,418
11,368	MDU Resources Group, Inc.	337,288
23,253	NiSource, Inc.	563,420
29,951	Public Service Enterprise Group, Inc.	1,824,016
18,996	Sempra Energy	2,402,994
18,963	WEC Energy Group, Inc.	1,672,537

		16,221,971

Oil, Gas & Consumable Fuels (4.7%):
20,972	Antero Midstream Corp.	218,528
22,315	APA Corp.	478,210
115,247	Chevron Corp.	11,691,808
4,890	Cimarex Energy Co.	426,408
80,233	ConocoPhillips	5,437,390
3,489	Continental Resources, Inc.^	161,017
21,084	Coterra Energy, Inc.	458,788
40,033	Devon Energy Corp.	1,421,572
5,806	Diamondback Energy, Inc.	549,654
6,013	DT Midstream, Inc.	278,041
30,211	EOG Resources, Inc.	2,425,037
15,674	EQT Corp.*	320,690
251,714	Exxon Mobil Corp.	14,805,818
15,271	Hess Corp.	1,192,818
8,758	HollyFrontier Corp.	290,153
116,158	Kinder Morgan, Inc.	1,943,323
45,975	Marathon Oil Corp.	628,478
38,045	Marathon Petroleum Corp.	2,351,562
43,813	Occidental Petroleum Corp.	1,295,989
26,343	ONEOK, Inc.	1,527,631
25,857	Phillips 66	1,810,766
7,073	Pioneer Natural Resources Co.	1,177,725
13,211	Targa Resources Corp.	650,113
24,094	Valero Energy Corp.	1,700,314
72,060	Williams Cos., Inc.	1,869,236

		55,111,069

Paper & Forest Products (0.0%†):
5,223	Louisiana-Pacific Corp.	320,536

Personal Products (0.0%†):
19,667	Coty, Inc., Class A*	154,583
5,509	Herbalife Nutrition, Ltd.*	233,471

		388,054

Pharmaceuticals (5.7%):
133,174	Bristol-Myers Squibb Co.	7,879,906
7,322	Catalent, Inc.*	974,338
26,049	Elanco Animal Health, Inc.*	830,703
10,580	Eli Lilly & Co.	2,444,509
10,537	Horizon Therapeutics plc*	1,154,223
3,561	Jazz Pharmaceuticals plc*	463,678
156,608	Johnson & Johnson	25,292,192

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
150,581	Merck & Co., Inc.	$11,310,139
9,082	Nektar Therapeutics*	163,113
15,576	Organon & Co.	510,737
8,019	Perrigo Co. plc^	379,539
331,817	Pfizer, Inc.	14,271,449
8,045	Royalty Pharma plc, Class A	290,746
71,967	Viatris, Inc.	975,153
1,310	Zoetis, Inc.	254,323

		67,194,748

Professional Services (0.6%):
26,580	Clarivate plc*	582,102
5,390	CoStar Group, Inc.*	463,863
10,081	Dun & Bradstreet Holdings, Inc.*	169,462
4,451	Equifax, Inc.	1,127,972
1,847	FTI Consulting, Inc.*	248,791
22,171	IHS Markit, Ltd.	2,585,582
454	Legalzoom.com, Inc.*^	11,986
3,257	ManpowerGroup, Inc.	352,668
20,709	Nielsen Holdings plc	397,406
528	Robert Half International, Inc.	52,974
3,736	TransUnion	419,590
3,372	Verisk Analytics, Inc.	675,311

		7,087,707

Real Estate Management & Development (0.3%):
18,867	CBRE Group, Inc., Class A*	1,836,891
2,388	Howard Hughes Corp. (The)*	209,690
2,988	Jones Lang LaSalle, Inc.*	741,293
20,580	Opendoor Technologies, Inc.*^	422,508

		3,210,382

Road & Rail (1.1%):
525	AMERCO, Inc.	339,166
134,575	CSX Corp.	4,002,261
582	J.B. Hunt Transport Services, Inc.	97,322
3,935	Kansas City Southern	1,064,968
9,902	Knight-Swift Transportation Holdings, Inc.	506,487
73	Landstar System, Inc.	11,521
14,716	Norfolk Southern Corp.	3,520,803
488	Old Dominion Freight Line, Inc.	139,558
2,829	Ryder System, Inc.	233,987
3,052	Schneider National, Inc., Class B	69,402
1,994	TuSimple Holdings, Inc., Class A*^	74,037
13,144	Uber Technologies, Inc.*	588,851
14,264	Union Pacific Corp.	2,795,887

		13,444,250

Semiconductors & Semiconductor Equipment (2.8%):
19,282	Analog Devices, Inc.	3,229,349
849	Brooks Automation, Inc.	86,895
3,184	Cirrus Logic, Inc.*	262,202
6,915	Cree, Inc.*^	558,248
6,497	First Solar, Inc.*	620,204
240,248	Intel Corp.	12,800,413
48,642	Marvell Technology, Inc.	2,933,599
2,588	Microchip Technology, Inc.	397,232
57,308	Micron Technology, Inc.	4,067,722
537	MKS Instruments, Inc.	81,039
10,963	NXP Semiconductors NV	2,147,323
11,845	ON Semiconductor Corp.*	542,146
6,615	Qorvo, Inc.*	1,105,962
5,107	Skyworks Solutions, Inc.	841,531
20,789	Texas Instruments, Inc.	3,995,854

		33,669,719

Software (1.7%):
3,020	ANSYS, Inc.*	1,028,159

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
1,737	C3.ai, Inc., Class A*^	$80,493
5,794	CDK Global, Inc.	246,535
7,612	Ceridian HCM Holding, Inc.*	857,263
4,870	Citrix Systems, Inc.	522,892
923	Cloudflare, Inc., Class A*	103,976
1,070	Datto Holding Corp.*^	25,573
3,487	Duck Creek Technologies, Inc.*^	154,265
532	Dynatrace, Inc.*	37,756
9,722	FireEye, Inc.*	173,052
4,857	Guidewire Software, Inc.*	577,352
1,819	Manhattan Associates, Inc.*	278,361
1,255	McAfee Corp., Class A	27,748
2,920	Medallia, Inc.*	98,900
3,297	N-Able, Inc.*	40,916
24,754	NortonLifeLock, Inc.	626,276
10,142	Nuance Communications, Inc.*	558,216
6,825	Oracle Corp.	594,662
341	Paycor HCM, Inc.*^	11,989
168	Procore Technologies, Inc.*	15,009
44,381	salesforce.com, Inc.*	12,037,015
13,281	SS&C Technologies Holdings, Inc.	921,701
3,290	Synopsys, Inc.*	985,059
338	Tyler Technologies, Inc.*	155,024
2,870	Vmware, Inc., Class A*^	426,769

		20,584,961

Specialty Retail (0.8%):
3,873	Advance Auto Parts, Inc.	809,031
2,681	AutoNation, Inc.*	326,439
1,009	AutoZone, Inc.*	1,713,272
11,349	Best Buy Co., Inc.	1,199,703
255	Burlington Stores, Inc.*	72,310
9,037	CarMax, Inc.*	1,156,375
3,785	Dick’s Sporting Goods, Inc.	453,330
5,484	Foot Locker, Inc.	250,399
12,608	Gap, Inc. (The)	286,202
558	Leslie’s, Inc.*	11,461
1,641	Lithia Motors, Inc.	520,263
2,821	O’Reilly Automotive, Inc.*	1,723,800
1,612	Penske Automotive Group, Inc.	162,167
2,711	Petco Health & Wellness Co., Inc.*^	57,202
2,032	Victoria’s Secret & Co.*	112,288
5,303	Vroom, Inc.*^	117,037
1,097	Williams-Sonoma, Inc.	194,531

		9,165,810

Technology Hardware, Storage & Peripherals (0.4%):
8,223	Dell Technologies, Inc., Class C*	855,521
77,349	Hewlett Packard Enterprise Co.	1,102,223
46,836	HP, Inc.	1,281,433
5,106	NCR Corp.*	197,909
4,583	NetApp, Inc.	411,370
766	Pure Storage, Inc., Class A*	19,272
18,656	Western Digital Corp.*	1,052,945
9,221	Xerox Holdings Corp.	185,988

		5,106,661

Textiles, Apparel & Luxury Goods (0.3%):
8,538	Capri Holdings, Ltd.*	413,325
2,536	Carter’s, Inc.	246,601
2,310	Columbia Sportswear Co.	221,390
1,407	Deckers Outdoor Corp.*	506,801
8,477	Hanesbrands, Inc.	145,465
4,261	PVH Corp.*	437,988
2,653	Ralph Lauren Corp.	294,589
7,138	Skechers U.S.A., Inc., Class A*	300,653
15,376	Tapestry, Inc.	569,220
10,245	Under Armour, Inc., Class A*	206,744

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
10,506	Under Armour, Inc., Class C*	$184,065
7,060	VF Corp.	472,949

		3,999,790

Thrifts & Mortgage Finance (0.1%):
20,099	MGIC Investment Corp.	300,681
25,277	New York Community Bancorp, Inc.	325,315
3,987	TFS Financial Corp.	75,992
4,519	UWM Holdings Corp.	31,407

		733,395

Tobacco (0.9%):
49,098	Altria Group, Inc.	2,234,941
92,552	Philip Morris International, Inc.	8,773,004

		11,007,945

Trading Companies & Distributors (0.2%):
6,260	Air Lease Corp.	246,268
1,012	Core & Main, Inc., Class A*	26,525
3,920	Fastenal Co.	202,311
2,453	MSC Industrial Direct Co., Inc., Class A	196,706
1,304	SiteOne Landscape Supply, Inc.*	260,109
2,773	United Rentals, Inc.*	973,129
9,748	Univar Solutions, Inc.*	232,197
479	W.W. Grainger, Inc.	188,276
1,899	Watsco, Inc.	502,513

		2,828,034

Water Utilities (0.2%):
10,680	American Water Works Co., Inc.	1,805,347
13,462	Essential Utilities, Inc.	620,329

		2,425,676

Wireless Telecommunication Services (0.4%):
35,087	T-Mobile USA, Inc.*	4,482,715

Total Common Stocks (Cost $933,037,806)		1,175,068,368

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.5%):
5,459,938	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	5,459,938

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $5,459,938)		5,459,938

Shares		Value
Unaffiliated Investment Company (0.5%):

Money Markets (0.5%):

5,891,482	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	5,891,482

Total Unaffiliated Investment Company (Cost $5,891,482)		5,891,482

Total Investment Securities

(Cost $944,389,226) - 100.5%		1,186,419,788
Net other assets (liabilities) - (0.5)%		(5,812,610)

Net Assets - 100.0%		$1,180,607,178

Percentages indicated are based on net assets as of September 30, 2021.

REIT	-	Real Estate Investment Trust

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $5,287,658.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(b)	The rate represents the effective yield at September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	20	$4,297,750	$(129,260)
S&P MidCap 400 E-Mini December Futures (U.S Dollar)	12/17/21	10	2,633,200	(53,086)

				$(182,346)

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.6%):
48,681	Boeing Co. (The)*	$10,706,899
20,630	General Dynamics Corp.	4,044,099
33,424	Howmet Aerospace, Inc.	1,042,829
3,244	Huntington Ingalls Industries, Inc.	626,286
17,586	L3harris Technologies, Inc.	3,873,140
21,597	Lockheed Martin Corp.	7,453,125
13,051	Northrop Grumman Corp.	4,700,318
132,299	Raytheon Technologies Corp.	11,372,422
4,086	Teledyne Technologies, Inc.*	1,755,264
19,593	Textron, Inc.	1,367,787
4,589	TransDigm Group, Inc.*	2,866,152

		49,808,321

Air Freight & Logistics (0.6%):
11,279	C.H. Robinson Worldwide, Inc.	981,273
14,945	Expeditors International of Washington, Inc.	1,780,398
21,776	FedEx Corp.	4,775,259
64,117	United Parcel Service, Inc., Class B	11,675,706

		19,212,636

Airlines (0.3%):
9,806	Alaska Air Group, Inc.*	574,632
54,514	American Airlines Group, Inc.*	1,118,627
54,737	Delta Air Lines, Inc.*	2,332,344
50,975	Southwest Airlines Co.*	2,621,644
28,364	United Airlines Holdings, Inc.*	1,349,275

		7,996,522

Auto Components (0.1%):
23,780	Aptiv plc*	3,542,507
19,968	BorgWarner, Inc.	862,817

		4,405,324

Automobiles (2.1%):
343,204	Ford Motor Co.*	4,859,768
127,239	General Motors Co.*	6,706,768
71,119	Tesla, Inc.*	55,151,362

		66,717,898

Banks (4.4%):
649,035	Bank of America Corp.	27,551,536
177,641	Citigroup, Inc.	12,466,845
37,358	Citizens Financial Group, Inc.	1,755,079
11,974	Comerica, Inc.	963,907
60,441	Fifth Third Bancorp	2,565,116
15,336	First Republic Bank	2,958,008
129,690	Huntington Bancshares, Inc.	2,005,007
261,903	JPMorgan Chase & Co.	42,870,902
85,099	KeyCorp	1,839,840
11,218	M&T Bank Corp.	1,675,296
33,308	People’s United Financial, Inc.	581,891
37,253	PNC Financial Services Group, Inc. (The)	7,288,177
84,041	Regions Financial Corp.	1,790,914
5,220	SVB Financial Group*	3,376,714
116,432	Truist Financial Corp.	6,828,737
117,419	U.S. Bancorp	6,979,385
359,914	Wells Fargo & Co.	16,703,609
13,489	Zions Bancorp	834,834

		141,035,797

Beverages (1.4%):
15,557	Brown-Forman Corp., Class B	1,042,475
339,414	Coca-Cola Co. (The)	17,809,053
14,747	Constellation Brands, Inc., Class C	3,107,045
15,437	Molson Coors Brewing Co., Class B	715,968
33,337	Monster Beverage Corp.*	2,961,326
120,974	PepsiCo, Inc.	18,195,699

		43,831,566

Shares		Value
Common Stocks, continued
Biotechnology (1.9%):
154,716	AbbVie, Inc.	$16,689,215
49,770	Amgen, Inc.	10,583,591
13,062	Biogen, Inc.*	3,696,415
109,333	Gilead Sciences, Inc.	7,636,910
17,405	Incyte Corp.*	1,197,116
30,779	Moderna, Inc.*	11,845,606
9,205	Regeneron Pharmaceuticals, Inc.*	5,570,682
22,529	Vertex Pharmaceuticals, Inc.*	4,086,535

		61,306,070

Building Products (0.5%):
11,080	A.O. Smith Corp.	676,656
8,381	Allegion plc	1,107,801
76,051	Carrier Global Corp.	3,936,400
11,846	Fortune Brands Home & Security, Inc.	1,059,269
62,486	Johnson Controls International plc	4,254,047
22,000	Masco Corp.	1,222,100
20,487	Trane Technologies plc	3,537,080

		15,793,353

Capital Markets (3.0%):
9,969	Ameriprise Financial, Inc.	2,633,012
68,999	Bank of New York Mellon Corp. (The)	3,576,908
12,473	BlackRock, Inc., Class A+	10,460,606
9,893	Cboe Global Markets, Inc.	1,225,347
131,875	Charles Schwab Corp. (The)	9,605,775
31,573	CME Group, Inc.	6,105,587
25,341	Franklin Resources, Inc.	753,134
29,466	Goldman Sachs Group, Inc. (The)	11,139,032
48,877	Intercontinental Exchange, Inc.	5,612,057
29,925	Invesco, Ltd.	721,492
3,310	MarketAxess Holdings, Inc.	1,392,484
14,378	Moody’s Corp.	5,105,772
127,934	Morgan Stanley	12,449,258
7,247	MSCI, Inc., Class A	4,408,640
10,164	Nasdaq, Inc.	1,961,855
18,447	Northern Trust Corp.	1,988,771
17,068	Raymond James Financial, Inc.	1,575,035
21,094	S&P Global, Inc.	8,962,630
30,023	State Street Corp.	2,543,549
19,946	T. Rowe Price Group, Inc.	3,923,378

		96,144,322

Chemicals (1.7%):
19,459	Air Products & Chemicals, Inc.	4,983,644
10,309	Albemarle Corp.	2,257,362
9,803	Celanese Corp.	1,476,724
17,814	CF Industries Holdings, Inc.	994,377
63,801	Corteva, Inc.	2,684,746
66,386	Dow, Inc.	3,821,178
45,341	DuPont de Nemours, Inc.	3,082,735
11,773	Eastman Chemical Co.	1,186,012
21,757	Ecolab, Inc.	4,538,945
12,112	FMC Corp.	1,108,975
22,323	International Flavors & Fragrances, Inc.	2,985,031
45,262	Linde plc	13,278,966
22,956	Lyondellbasell Industries NV	2,154,421
29,089	Mosaic Co. (The)	1,039,059
20,787	PPG Industries, Inc.	2,972,749
21,231	Sherwin Williams Co.	5,938,948

		54,503,872

Commercial Services & Supplies (0.4%):
7,671	Cintas Corp.	2,920,043
18,653	Copart, Inc.*	2,587,544
18,613	Republic Services, Inc., Class A	2,234,677
20,549	Rollins, Inc.	725,996

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
33,854	Waste Management, Inc.	$5,056,433

		13,524,693

Communications Equipment (0.8%):
5,123	Arista Networks, Inc.*	1,760,468
369,294	Cisco Systems, Inc.	20,100,672
5,055	F5 Networks, Inc.*	1,004,833
27,073	Juniper Networks, Inc.	745,049
14,904	Motorola Solutions, Inc.	3,462,497

		27,073,519

Construction & Engineering (0.1%):
11,384	Jacobs Engineering Group, Inc.	1,508,721
12,128	Quanta Services, Inc.	1,380,409

		2,889,130

Construction Materials (0.1%):
5,520	Martin Marietta Materials, Inc.	1,886,074
11,764	Vulcan Materials Co.	1,989,998

		3,876,072

Consumer Finance (0.7%):
56,144	American Express Co.	9,405,804
39,113	Capital One Financial Corp.	6,335,133
25,882	Discover Financial Services	3,179,604
50,398	Synchrony Financial	2,463,454

		21,383,995

Containers & Packaging (0.3%):
133,753	Amcor plc	1,550,197
7,253	Avery Dennison Corp.	1,502,894
28,318	Ball Corp.	2,547,771
34,784	International Paper Co.	1,945,121
8,850	Packaging Corp. of America	1,216,344
12,533	Sealed Air Corp.	686,683
24,780	WestRock Co.	1,234,788

		10,683,798

Distributors (0.1%):
12,711	Genuine Parts Co.	1,540,954
23,953	LKQ Corp.*	1,205,315
3,524	Pool Corp.	1,530,861

		4,277,130

Diversified Financial Services (1.4%):
162,468	Berkshire Hathaway, Inc., Class B*	44,344,016

Diversified Telecommunication Services (1.2%):
624,159	AT&T, Inc.	16,858,535
84,634	Lumen Technologies, Inc.	1,048,615
362,068	Verizon Communications, Inc.	19,555,293

		37,462,443

Electric Utilities (1.5%):
23,286	Alliant Energy Corp.	1,303,550
44,893	American Electric Power Co., Inc.	3,644,414
67,720	Duke Energy Corp.	6,608,795
33,651	Edison International	1,866,621
17,643	Entergy Corp.	1,752,126
19,893	Evergy, Inc.	1,237,345
29,660	Eversource Energy	2,425,002
85,918	Exelon Corp.	4,153,276
47,932	FirstEnergy Corp.	1,707,338
171,201	NextEra Energy, Inc.	13,442,702
9,237	Pinnacle West Capital Corp.	668,389
68,310	PPL Corp.	1,904,483
92,803	Southern Co. (The)	5,751,002
47,195	Xcel Energy, Inc.	2,949,687

		49,414,730

Electrical Equipment (0.6%):
19,976	AMETEK, Inc.	2,477,224
34,974	Eaton Corp. plc	5,221,968

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
52,495	Emerson Electric Co.	$4,945,029
11,448	Enphase Energy, Inc.*	1,716,857
5,399	Generac Holdings, Inc.*	2,206,409
10,460	Rockwell Automation, Inc.	3,075,658

		19,643,145

Electronic Equipment, Instruments & Components (0.6%):
52,429	Amphenol Corp., Class A	3,839,376
11,978	CDW Corp.	2,180,236
67,029	Corning, Inc.	2,445,888
3,331	IPG Photonics Corp.*	527,630
16,453	Keysight Technologies, Inc.*	2,703,063
28,999	TE Connectivity, Ltd.	3,979,243
22,189	Trimble, Inc.*	1,825,045
4,612	Zebra Technologies Corp., Class A*	2,377,117

		19,877,598

Energy Equipment & Services (0.2%):
72,614	Baker Hughes Co.	1,795,744
77,737	Halliburton Co.	1,680,674
122,948	Schlumberger, Ltd.	3,644,179

		7,120,597

Entertainment (1.9%):
68,200	Activision Blizzard, Inc.	5,277,998
25,163	Electronic Arts, Inc.	3,579,437
11,548	Live Nation Entertainment, Inc.*	1,052,369
38,792	Netflix, Inc.*	23,676,309
10,170	Take-Two Interactive Software, Inc.*	1,566,892
159,210	Walt Disney Co. (The)*	26,933,556

		62,086,561

Equity Real Estate Investment Trusts (2.5%):
12,152	Alexandria Real Estate Equities, Inc.	2,321,883
39,818	American Tower Corp.	10,568,095
12,109	AvalonBay Communities, Inc.	2,683,839
12,353	Boston Properties, Inc.	1,338,447
37,687	Crown Castle International Corp.	6,531,911
24,768	Digital Realty Trust, Inc.	3,577,738
32,912	Duke Realty Corp.	1,575,497
7,866	Equinix, Inc.	6,215,163
29,606	Equity Residential	2,395,717
5,731	Essex Property Trust, Inc.	1,832,430
11,831	Extra Space Storage, Inc.	1,987,490
6,151	Federal Realty Investment Trust	725,756
159	Gaming and Leisure Properties, Inc.	7,365
47,222	Healthpeak Properties, Inc.	1,580,992
59,605	Host Hotels & Resorts, Inc.*	973,350
26,955	Iron Mountain, Inc.	1,171,195
54,323	Kimco Realty Corp.	1,127,202
10,579	Mid-America Apartment Communities, Inc.	1,975,628
64,965	Prologis, Inc.	8,148,560
13,470	Public Storage, Inc.	4,001,937
34,129	Realty Income Corp.	2,213,607
13,229	Regency Centers Corp.	890,709
9,598	SBA Communications Corp.	3,172,811
29,498	Simon Property Group, Inc.	3,833,855
23,907	UDR, Inc.	1,266,593
33,225	Ventas, Inc.	1,834,352
14,593	Vornado Realty Trust	613,052
37,394	Welltower, Inc.	3,081,266
63,912	Weyerhaeuser Co.	2,273,350

		79,919,790

Food & Staples Retailing (1.4%):
38,725	Costco Wholesale Corp.	17,401,079
59,599	Kroger Co. (The)	2,409,588
44,839	Sysco Corp.	3,519,861

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
62,543	Walgreens Boots Alliance, Inc.	$2,942,648
125,256	Walmart, Inc.	17,458,181

		43,731,357

Food Products (0.9%):
48,712	Archer-Daniels-Midland Co.	2,923,207
16,606	Campbell Soup Co.	694,297
41,859	Conagra Brands, Inc.	1,417,764
53,377	General Mills, Inc.	3,193,012
12,813	Hershey Co. (The)	2,168,600
26,382	Hormel Foods Corp.	1,081,662
9,406	JM Smucker Co. (The)	1,129,002
23,487	Kellogg Co.	1,501,289
60,591	Kraft Heinz Co. (The)	2,230,961
12,006	Lamb Weston Holdings, Inc.	736,808
21,959	McCormick & Co.	1,779,338
123,329	Mondelez International, Inc., Class A	7,175,281
26,108	Tyson Foods, Inc., Class A	2,060,966

		28,092,187

Gas Utilities (0.0%†):
12,269	Atmos Energy Corp.	1,082,126

Health Care Equipment & Supplies (3.8%):
155,382	Abbott Laboratories	18,355,276
3,942	ABIOMED, Inc.*	1,283,200
6,473	Align Technology, Inc.*	4,307,328
44,929	Baxter International, Inc.	3,613,640
25,171	Becton Dickinson & Co.	6,187,535
124,934	Boston Scientific Corp.*	5,420,886
4,335	Cooper Cos., Inc. (The)	1,791,699
55,510	Danaher Corp.	16,899,464
20,382	Dentsply Sirona, Inc.	1,183,175
8,503	DexCom, Inc.*	4,649,951
54,849	Edwards Lifesciences Corp.*	6,209,455
22,534	Hologic, Inc.*	1,663,235
7,498	IDEXX Laboratories, Inc.*	4,663,006
10,385	Intuitive Surgical, Inc.*	10,324,248
117,312	Medtronic plc	14,705,059
12,795	ResMed, Inc.	3,372,122
9,074	Steris plc	1,853,637
29,416	Stryker Corp.	7,757,588
4,080	Teleflex, Inc.	1,536,324
6,369	West Pharmaceutical Services, Inc.	2,703,895
18,304	Zimmer Biomet Holdings, Inc.	2,678,973

		121,159,696

Health Care Providers & Services (2.5%):
13,690	AmerisourceBergen Corp.	1,635,270
21,458	Anthem, Inc.	7,999,542
25,234	Cardinal Health, Inc.	1,248,074
51,237	Centene Corp.*	3,192,577
29,711	Cigna Corp.	5,946,954
115,614	CVS Health Corp.	9,811,004
5,727	DaVita, Inc.*	665,821
21,606	HCA Healthcare, Inc.	5,244,208
11,839	Henry Schein, Inc.*	901,658
11,322	Humana, Inc.	4,405,956
8,396	Laboratory Corp. of America Holdings*	2,362,970
13,557	McKesson Corp.	2,702,995
10,709	Quest Diagnostics, Inc.	1,556,125
82,644	UnitedHealth Group, Inc.	32,292,317
6,615	Universal Health Services, Inc., Class B	915,318

		80,880,789

Health Care Technology (0.1%):
26,789	Cerner Corp.	1,889,160

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.7%):
19,265	Caesars Entertainment, Inc.*	$2,163,074
69,358	Carnival Corp., Class A*	1,734,644
2,475	Chipotle Mexican Grill, Inc.*	4,498,362
11,303	Darden Restaurants, Inc.	1,712,065
3,215	Domino’s Pizza, Inc.	1,533,426
24,362	Hilton Worldwide Holdings, Inc.*	3,218,464
30,816	Las Vegas Sands Corp.*	1,127,866
23,976	Marriott International, Inc., Class A*	3,550,606
65,443	McDonald’s Corp.	15,778,962
35,525	MGM Resorts International	1,532,904
30,467	Norwegian Cruise Line Holdings, Ltd.*^	813,774
13,824	Penn National Gaming, Inc.*	1,001,687
20,229	Royal Caribbean Cruises, Ltd.*	1,799,369
103,703	Starbucks Corp.	11,439,478
9,990	Wynn Resorts, Ltd.*	846,652
26,123	Yum! Brands, Inc.	3,195,104

		55,946,437

Household Durables (0.4%):
23,372	Bath & Body Works, Inc.	1,473,137
29,080	DR Horton, Inc.	2,441,848
13,302	Garmin, Ltd.	2,067,929
11,855	Leggett & Platt, Inc.	531,578
23,678	Lennar Corp., Class A	2,218,155
4,901	Mohawk Industries, Inc.*	869,437
31,308	Newell Brands, Inc.	693,159
296	NVR, Inc.*	1,419,048
22,797	PulteGroup, Inc.	1,046,838
5,407	Whirlpool Corp.	1,102,271

		13,863,400

Household Products (1.3%):
21,599	Church & Dwight Co., Inc.	1,783,429
10,473	Clorox Co. (The)	1,734,434
74,044	Colgate-Palmolive Co.	5,596,246
29,669	Kimberly-Clark Corp.	3,929,362
212,756	Procter & Gamble Co. (The)	29,743,289

		42,786,760

Independent Power and Renewable Electricity Producers (0.1%):
57,848	AES Corp. (The)	1,320,670
22,056	NRG Energy, Inc.	900,546

		2,221,216

Industrial Conglomerates (1.1%):
50,716	3M Co.	8,896,601
96,341	General Electric Co.	9,926,013
60,511	Honeywell International, Inc.	12,845,275
9,247	Roper Technologies, Inc.	4,125,364

		35,793,253

Insurance (1.9%):
53,550	Aflac, Inc.	2,791,561
25,553	Allstate Corp. (The)	3,253,152
75,267	American International Group, Inc.	4,131,406
19,840	Aon plc, Class A	5,669,677
18,264	Arthur J. Gallagher & Co.	2,714,944
5,204	Assurant, Inc.	820,931
20,486	Brown & Brown, Inc.	1,135,949
38,454	Chubb, Ltd.	6,671,000
13,082	Cincinnati Financial Corp.	1,494,226
3,361	Everest Re Group, Ltd.	842,872
7,777	Globe Life, Inc.	692,386
30,213	Hartford Financial Services Group, Inc. (The)	2,122,463
15,176	Lincoln National Corp.	1,043,350
17,114	Loews Corp.	922,958
44,629	Marsh & McLennan Cos., Inc.	6,758,169

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
64,173	MetLife, Inc.	$3,961,399
21,970	Principal Financial Group, Inc.	1,414,868
51,175	Progressive Corp. (The)	4,625,708
33,686	Prudential Financial, Inc.	3,543,767
21,465	Travelers Cos., Inc. (The)	3,262,895
11,121	Willis Towers Watson plc	2,585,188
13,087	WR Berkley Corp.	957,707

		61,416,576

Interactive Media & Services (6.7%):
26,389	Alphabet, Inc., Class A*	70,551,519
24,694	Alphabet, Inc., Class C*	65,817,165
208,934	Facebook, Inc., Class A*	70,910,110
24,262	Match Group, Inc.*	3,808,892
69,684	Twitter, Inc.*	4,208,217

		215,295,903

Internet & Direct Marketing Retail (4.4%):
38,174	Amazon.com, Inc.*	125,403,117
3,601	Booking Holdings, Inc.*	8,548,306
58,293	eBay, Inc.	4,061,273
10,852	Etsy, Inc.*	2,256,782
13,224	Expedia Group, Inc.*	2,167,414

		142,436,892

IT Services (4.9%):
55,580	Accenture plc, Class A	17,781,154
14,337	Akamai Technologies, Inc.*	1,499,507
37,082	Automatic Data Processing, Inc.	7,413,433
10,231	Broadridge Financial Solutions, Inc.	1,704,894
46,351	Cognizant Technology Solutions Corp., Class A	3,439,708
21,865	DXC Technology Co.*	734,883
54,401	Fidelity National Information Services, Inc.	6,619,514
52,541	Fiserv, Inc.*	5,700,698
6,985	FleetCor Technologies, Inc.*	1,824,971
7,332	Gartner, Inc.*	2,228,048
25,699	Global Payments, Inc.	4,049,648
78,276	International Business Machines Corp.	10,874,885
6,331	Jack Henry & Associates, Inc.	1,038,664
12,427	Leidos Holdings, Inc.	1,194,607
76,354	MasterCard, Inc., Class A	26,546,759
28,069	Paychex, Inc.	3,156,359
102,936	PayPal Holdings, Inc.*	26,784,976
8,354	VeriSign, Inc.*	1,712,653
147,917	Visa, Inc., Class A	32,948,512
33,389	Western Union Co. (The.)	675,126

		157,928,999

Leisure Products (0.0%†):
11,952	Hasbro, Inc.	1,066,357

Life Sciences Tools & Services (1.4%):
26,821	Agilent Technologies, Inc.	4,225,112
1,879	Bio-Rad Laboratories, Inc., Class A*	1,401,640
3,442	Bio-Techne Corp.	1,667,890
4,423	Charles River Laboratories International, Inc.*	1,825,240
12,837	Illumina, Inc.*	5,206,816
16,793	IQVIA Holdings, Inc.*	4,022,595
2,026	Mettler-Toledo International, Inc.*	2,790,531
9,890	PerkinElmer, Inc.	1,713,838
34,380	Thermo Fisher Scientific, Inc.	19,642,325
5,234	Waters Corp.*	1,870,108

		44,366,095

Machinery (1.5%):
48,077	Caterpillar, Inc.	9,229,342
12,587	Cummins, Inc.	2,826,537

Shares		Value
Common Stocks, continued
Machinery, continued
24,880	Deere & Co.	$8,336,541
12,618	Dover Corp.	1,962,099
31,412	Fortive Corp.	2,216,745
6,600	IDEX Corp.	1,365,870
24,817	Illinois Tool Works, Inc.	5,127,937
35,512	Ingersoll-Rand, Inc.*	1,790,160
37,406	Otis Worldwide Corp.	3,077,766
29,991	PACCAR, Inc.	2,366,890
11,521	Parker-Hannifin Corp.	3,221,502
14,162	Pentair plc	1,028,586
4,577	Snap-On, Inc.	956,364
14,010	Stanley Black & Decker, Inc.	2,456,093
16,568	Wabtec Corp.	1,428,327
15,931	Xylem, Inc.	1,970,346

		49,361,105

Media (1.2%):
11,117	Charter Communications, Inc., Class A*	8,088,285
401,186	Comcast Corp., Class A	22,438,333
26,156	Discovery Communications, Inc., Class C*	634,806
17,601	Discovery, Inc., Class A*^	446,713
20,778	DISH Network Corp., Class A*	903,012
30,412	Fox Corp., Class A	1,219,825
11,105	Fox Corp., Class B	412,218
33,971	Interpublic Group of Cos., Inc. (The)	1,245,717
32,464	News Corp., Class A	763,878
10,641	News Corp., Class B	247,190
18,798	Omnicom Group, Inc.	1,362,103
53,914	ViacomCBS, Inc., Class B	2,130,142

		39,892,222

Metals & Mining (0.3%):
127,939	Freeport-McMoRan, Inc.	4,161,856
69,594	Newmont Corp.	3,778,954
25,741	Nucor Corp.	2,535,231

		10,476,041

Multiline Retail (0.5%):
20,597	Dollar General Corp.	4,369,448
20,752	Dollar Tree, Inc.*	1,986,381
43,421	Target Corp.	9,933,422

		16,289,251

Multi-Utilities (0.7%):
23,155	Ameren Corp.	1,875,555
54,241	CenterPoint Energy, Inc.	1,334,329
25,335	CMS Energy Corp.	1,513,260
31,812	Consolidated Edison, Inc.	2,309,233
71,561	Dominion Energy, Inc.	5,225,384
17,182	DTE Energy Co.	1,919,401
32,722	NiSource, Inc.	792,854
43,790	Public Service Enterprise Group, Inc.	2,666,811
28,444	Sempra Energy	3,598,166
27,110	WEC Energy Group, Inc.	2,391,102

		23,626,095

Oil, Gas & Consumable Fuels (2.5%):
30,076	APA Corp.	644,529
170,443	Chevron Corp.	17,291,442
117,106	ConocoPhillips	7,936,274
35,502	Coterra Energy, Inc.	772,524
55,183	Devon Energy Corp.	1,959,548
14,209	Diamondback Energy, Inc.	1,345,166
51,595	EOG Resources, Inc.	4,141,531
370,320	Exxon Mobil Corp.	21,782,222
24,354	Hess Corp.	1,902,291
175,689	Kinder Morgan, Inc.	2,939,277
65,066	Marathon Oil Corp.	889,452

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
56,255	Marathon Petroleum Corp.	$3,477,122
78,664	Occidental Petroleum Corp.	2,326,881
37,849	ONEOK, Inc.	2,194,863
37,844	Phillips 66	2,650,215
19,638	Pioneer Natural Resources Co.	3,269,923
35,117	Valero Energy Corp.	2,478,207
105,057	Williams Cos., Inc.	2,725,179

		80,726,646

Personal Products (0.2%):
20,389	Estee Lauder Co., Inc. (The), Class A	6,115,273

Pharmaceuticals (3.6%):
193,950	Bristol-Myers Squibb Co.	11,476,022
15,030	Catalent, Inc.*	2,000,042
69,562	Eli Lilly & Co.	16,072,300
230,729	Johnson & Johnson	37,262,733
221,543	Merck & Co., Inc.	16,640,095
21,014	Organon & Co.	689,049
489,960	Pfizer, Inc.	21,073,180
105,364	Viatris, Inc.	1,427,682
41,701	Zoetis, Inc.	8,095,832

		114,736,935

Professional Services (0.4%):
10,566	Equifax, Inc.	2,677,636
34,937	IHS Markit, Ltd.	4,074,353
28,405	Nielsen Holdings plc	545,092
9,542	Robert Half International, Inc.	957,349
14,060	Verisk Analytics, Inc.	2,815,796

		11,070,226

Real Estate Management & Development (0.1%):
2,485,087	BGP Holdings plc*(a)	—
29,004	CBRE Group, Inc., Class A*	2,823,829

		2,823,829

Road & Rail (0.9%):
196,534	CSX Corp.	5,844,921
7,774	J.B. Hunt Transport Services, Inc.	1,299,968
7,738	Kansas City Southern	2,094,213
21,597	Norfolk Southern Corp.	5,167,082
8,095	Old Dominion Freight Line, Inc.	2,315,008
57,157	Union Pacific Corp.	11,203,344

		27,924,536

Semiconductors & Semiconductor Equipment (5.5%):
106,217	Advanced Micro Devices, Inc.*	10,929,729
47,295	Analog Devices, Inc.	7,920,967
80,108	Applied Materials, Inc.	10,312,303
36,098	Broadcom, Inc.	17,505,003
356,859	Intel Corp.	19,013,447
13,477	KLA Corp.	4,508,191
12,431	Lam Research Corp.	7,075,104
24,050	Microchip Technology, Inc.	3,691,434
98,497	Micron Technology, Inc.	6,991,317
3,768	Monolithic Power Systems, Inc.	1,826,274
218,416	NVIDIA Corp.	45,247,059
23,238	NXP Semiconductors NV	4,551,627
9,417	Qorvo, Inc.*	1,574,428
98,721	Qualcomm, Inc.	12,733,035
14,270	Skyworks Solutions, Inc.	2,351,411
14,657	Teradyne, Inc.	1,600,105
80,811	Texas Instruments, Inc.	15,532,682
22,082	Xilinx, Inc.	3,334,161

		176,698,277

Software (9.3%):
41,755	Adobe, Inc.*	24,039,189
7,551	ANSYS, Inc.*	2,570,738

Shares		Value
Common Stocks, continued
Software, continued
19,320	Autodesk, Inc.*	$5,509,484
23,865	Cadence Design Systems, Inc.*	3,614,116
11,821	Ceridian HCM Holding, Inc.*	1,331,281
11,519	Citrix Systems, Inc.	1,236,795
11,909	Fortinet, Inc.*	3,477,904
23,849	Intuit, Inc.	12,866,774
658,657	Microsoft Corp.	185,688,581
50,338	NortonLifeLock, Inc.	1,273,551
144,379	Oracle Corp.	12,579,742
4,104	Paycom Software, Inc.*	2,034,558
9,811	PTC, Inc.*	1,175,260
85,300	salesforce.com, Inc.*	23,135,066
17,488	ServiceNow, Inc.*	10,882,258
13,413	Synopsys, Inc.*	4,015,986
3,590	Tyler Technologies, Inc.*	1,646,554

		297,077,837

Specialty Retail (2.2%):
6,103	Advance Auto Parts, Inc.	1,274,856
1,886	AutoZone, Inc.*	3,202,409
19,850	Best Buy Co., Inc.	2,098,344
14,439	CarMax, Inc.*	1,847,614
18,481	Gap, Inc. (The)	419,519
93,189	Home Depot, Inc. (The)	30,590,221
62,001	Lowe’s Cos., Inc.	12,577,523
6,069	O’Reilly Automotive, Inc.*	3,708,523
31,355	Ross Stores, Inc.	3,412,992
105,244	TJX Cos., Inc. (The)	6,943,999
9,703	Tractor Supply Co.	1,965,925
4,807	Ulta Beauty, Inc.*	1,734,942

		69,776,867

Technology Hardware, Storage & Peripherals (6.4%):
1,376,377	Apple, Inc.	194,757,346
114,682	Hewlett Packard Enterprise Co.	1,634,219
108,426	HP, Inc.	2,966,535
19,634	NetApp, Inc.	1,762,348
18,572	Seagate Technology Holdings plc	1,532,561
27,087	Western Digital Corp.*	1,528,790

		204,181,799

Textiles, Apparel & Luxury Goods (0.7%):
30,662	Hanesbrands, Inc.	526,160
111,683	Nike, Inc., Class B	16,219,722
5,759	PVH Corp.*	591,968
4,360	Ralph Lauren Corp.	484,134
23,538	Tapestry, Inc.	871,377
16,585	Under Armour, Inc., Class A*	334,685
18,266	Under Armour, Inc., Class C*	320,020
28,755	VF Corp.	1,926,298

		21,274,364

Tobacco (0.6%):
160,668	Altria Group, Inc.	7,313,608
136,880	Philip Morris International, Inc.	12,974,855

		20,288,463

Trading Companies & Distributors (0.2%):
49,630	Fastenal Co.	2,561,404
6,407	United Rentals, Inc.*	2,248,409
3,847	W.W. Grainger, Inc.	1,512,102

		6,321,915

Water Utilities (0.1%):
15,662	American Water Works Co., Inc.	2,647,504

Wireless Telecommunication Services (0.2%):
51,441	T-Mobile USA, Inc.*	6,572,102

Total Common Stocks (Cost $1,334,435,569)		3,202,171,388

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.0%†):
1,019,260	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	$1,019,260

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,019,260)		1,019,260

Shares		Value
Unaffiliated Investment Company (0.3%):

Money Markets (0.3%):
9,704,671	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	9,704,671

Total Unaffiliated Investment Company (Cost $9,704,671)		9,704,671

Total Investment Securities (Cost $1,345,159,500) - 100.0%		3,212,895,319
Net other assets (liabilities) - 0.0%†		(307,054)

Net Assets - 100.0%		$3,212,588,265

Percentages indicated are based on net assets as of September 30, 2021.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $980,131.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(c)	The rate represents the effective yield at September 30, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	51	$10,959,263	$(345,519)

				$(345,519)

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (1.0%):
28,704	AAR Corp.*	$930,871
61,978	Aerojet Rocketdyne Holdings, Inc.	2,699,142
19,217	AeroVironment, Inc.*	1,658,812
24,396	Moog, Inc., Class A	1,859,707
4,418	National Presto Industries, Inc.	362,629
17,198	Park Aerospace Corp., Class C	235,269
54,207	Triumph Group, Inc.*	1,009,876

		8,756,306

Air Freight & Logistics (0.8%):
22,671	Atlas Air Worldwide Holdings, Inc.*	1,851,767
22,242	Echo Global Logistics, Inc.*	1,061,166
22,856	Forward Air Corp.	1,897,505
28,430	Hub Group, Inc., Class A*	1,954,563

		6,765,001

Airlines (0.6%):
12,586	Allegiant Travel Co.*	2,460,311
42,485	Hawaiian Holdings, Inc.*	920,225
42,302	SkyWest, Inc.*	2,087,181

		5,467,717

Auto Components (1.1%):
96,026	American Axle & Manufacturing Holdings, Inc.*	845,989
14,550	Cooper-Standard Holding, Inc.*	318,790
23,718	Dorman Products, Inc.*	2,245,383
27,688	Gentherm, Inc.*	2,240,790
21,058	LCI Industries	2,835,039
16,421	Motorcar Parts of America, Inc.*	320,209
16,212	Standard Motor Products, Inc.	708,627

		9,514,827

Automobiles (0.2%):
28,054	Winnebago Industries, Inc.	2,032,512

Banks (10.1%):
15,370	Allegiance Bancshares, Inc.	586,366
56,184	Ameris Bancorp	2,914,826
38,205	Banc of California, Inc.	706,410
16,236	BancFirst Corp.	976,108
44,623	Bancorp, Inc. (The)*	1,135,655
76,271	BankUnited, Inc.	3,189,653
29,239	Banner Corp.	1,614,285
40,873	Berkshire Hills Bancorp, Inc.	1,102,754
64,806	Brookline Bancorp, Inc.	988,940
104,227	Cadence Bancorp	2,288,825
23,951	Central Pacific Financial Corp.	615,062
13,011	City Holding Co.	1,013,687
59,074	Columbia Banking System, Inc.	2,244,221
44,479	Community Bank System, Inc.	3,043,253
24,111	Customers Bancorp, Inc.	1,037,255
109,552	CVB Financial Corp.	2,231,574
28,622	Dime Community Bancshares, Inc.	934,795
26,548	Eagle Bancorp, Inc.	1,526,510
30,356	FB Financial Corp.	1,301,665
174,840	First Bancorp	2,299,146
24,105	First Bancorp/Southern Pines NC	1,036,756
80,223	First Commonwealth Financial Corp.	1,093,440
80,458	First Financial Bancorp	1,883,522
109,704	First Hawaiian, Inc.	3,219,812
95,149	First Midwest Bancorp, Inc.	1,808,783
44,952	Great Western Bancorp, Inc.	1,471,728
26,106	Hanmi Financial Corp.	523,686
29,389	Heritage Financial Corp.	749,420
53,204	Hilltop Holdings, Inc.	1,738,175
102,955	Hope BanCorp, Inc.	1,486,670
27,081	Independent Bank Corp.	2,062,218
31,280	Independent Bank Group, Inc.	2,222,131
190,292	Investors Bancorp, Inc.	2,875,312

Shares		Value
Common Stocks, continued
Banks, continued
20,652	Lakeland Financial Corp.	$1,471,249
25,342	National Bank Holdings Corp.	1,025,844
36,009	NBT Bancorp, Inc.	1,300,645
42,064	OFG Bancorp	1,060,854
136,693	Old National Bancorp	2,316,946
78,509	Pacific Premier Bancorp, Inc.	3,253,413
12,418	Park National Corp.	1,514,375
11,151	Preferred Bank Los Angeles	743,549
46,632	Renasant Corp.	1,681,084
32,298	S & T Bancorp, Inc.	951,822
45,620	Seacoast Banking Corp of Florida	1,542,412
41,288	ServisFirst Bancshares, Inc.	3,212,206
88,658	Simmons First National Corp., Class A	2,620,730
26,100	Southside Bancshares, Inc.	999,369
10,228	Tompkins Financial Corp.	827,548
20,130	Triumph BanCorp, Inc.*	2,015,617
47,962	Trustmark Corp.	1,545,336
71,698	United Community Banks, Inc.	2,353,128
40,374	Veritex Holdings, Inc.	1,589,121
21,917	Westamerica Bancorp	1,233,050

		87,180,941

Beverages (0.7%):
31,677	Celsius Holdings, Inc.*	2,853,781
3,905	Coca-Cola Consolidated, Inc.	1,539,273
10,463	MGP Ingredients, Inc.	681,141
19,339	National Beverage Corp.	1,015,104

		6,089,299

Biotechnology (2.0%):
35,053	Cara Therapeutics, Inc.*	541,569
53,265	Coherus Biosciences, Inc.*	855,968
70,022	Cytokinetics, Inc.*	2,502,586
9,735	Eagle Pharmaceuticals, Inc.*	543,018
14,854	Enanta Pharmaceuticals, Inc.*	843,856
13,916	Ligand Pharmaceuticals, Inc.*	1,938,777
65,713	Myriad Genetics, Inc.*	2,121,873
53,013	Organogenesis Holdings, Inc.*	754,905
31,561	REGENXBIO, Inc.*	1,323,037
139,831	Spectrum Pharmaceuticals, Inc.*	304,832
30,131	Uniqure NV*	964,493
46,759	Vanda Pharmaceuticals, Inc.*	801,449
39,236	Vericel Corp.*	1,914,717
48,260	Xencor, Inc.*	1,576,172

		16,987,252

Building Products (2.0%):
34,471	AAON, Inc.	2,252,335
14,203	American Woodmark Corp.*	928,450
21,858	Apogee Enterprises, Inc.	825,358
27,082	Gibraltar Industries, Inc.*	1,886,261
39,837	Griffon Corp.	979,990
16,265	Insteel Industries, Inc.	618,883
18,651	Patrick Industries, Inc.	1,553,628
49,538	PGT Innovations, Inc.*	946,176
28,190	Quanex Building Products Corp.	603,548
120,441	Resideo Technologies, Inc.*	2,985,733
51,750	UFP Industries, Inc.	3,517,965

		17,098,327

Capital Markets (1.0%):
13,456	B Riley Financial, Inc.	794,442
41,128	Blucora, Inc.*	641,186
49,880	Brightsphere Investment Group, Inc.	1,303,364
24,543	Donnelley Financial Solutions, Inc.*	849,679
12,016	Greenhill & Co., Inc.	175,674
12,131	Piper Jaffray Cos., Inc.	1,679,658
14,551	StoneX Group, Inc.*	958,911

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
6,151	Virtus Investment Partners, Inc.	$1,908,778
95,986	WisdomTree Investments, Inc.	544,241

		8,855,933

Chemicals (2.9%):
23,480	AdvanSix, Inc.*	933,330
23,025	American Vanguard Corp.	346,526
27,022	Balchem Corp.	3,920,082
69,286	Ferro Corp.*	1,409,277
24,692	Futurefuel Corp.	176,054
45,270	GCP Applied Technologies, Inc.*	992,318
43,763	H.B. Fuller Co.	2,825,339
16,223	Hawkins, Inc.	565,858
20,576	Innospec, Inc.	1,732,911
18,316	Koppers Holdings, Inc.*	572,558
27,156	Kraton Corp.*	1,239,400
134,580	Livent Corp.*	3,110,144
11,167	Quaker Chemical Corp.	2,654,619
52,705	Rayonier Advanced Materials, Inc.*	395,287
17,818	Stepan Co.	2,012,365
20,754	Tredegar Corp.	252,784
32,417	Trinseo SA	1,749,870

		24,888,722

Commercial Services & Supplies (1.8%):
56,348	ABM Industries, Inc.	2,536,224
40,623	Brady Corp., Class A	2,059,586
35,528	Deluxe Corp.	1,275,100
62,574	Healthcare Services Group, Inc.	1,563,724
36,893	HNI Corp.	1,354,711
49,446	Interface, Inc.	749,107
26,747	Matthews International Corp., Class A	927,853
137,164	Pitney Bowes, Inc.	988,952
12,779	UniFirst Corp.	2,717,071
26,503	US Ecology, Inc.*	857,372
16,858	Viad Corp.*	765,522

		15,795,222

Communications Equipment (1.2%):
41,337	ADTRAN, Inc.	775,482
19,490	Applied Optoelectronics, Inc.*^	139,938
29,870	CalAmp Corp.*	297,206
21,785	Comtech Telecommunications Corp.	557,914
29,244	Digi International, Inc.*	614,709
105,128	Extreme Networks, Inc.*	1,035,511
85,176	Harmonic, Inc.*	745,290
25,859	InterDigital, Inc.	1,753,757
25,515	NETGEAR, Inc.*	814,184
35,605	Plantronics, Inc.*	915,405
190,159	Viavi Solutions, Inc.*	2,993,103

		10,642,499

Construction & Engineering (0.8%):
40,421	Arcosa, Inc.	2,027,922
30,267	Comfort Systems USA, Inc.	2,158,642
38,373	Granite Construction, Inc.	1,517,652
14,127	MYR Group, Inc.*	1,405,637

		7,109,853

Consumer Finance (0.8%):
25,371	Encore Capital Group, Inc.*	1,250,029
31,925	Enova International, Inc.*	1,103,009
47,910	EZCORP, Inc., Class A*	362,679
45,951	Green Dot Corp., Class A*	2,312,714
38,367	PRA Group, Inc.*	1,616,785
3,631	World Acceptance Corp.*	688,365

		7,333,581

Containers & Packaging (0.3%):
30,525	Myers Industries, Inc.	597,374

Shares		Value
Common Stocks, continued
Containers & Packaging, continued
131,273	O-I Glass, Inc.*	$1,873,266

		2,470,640

Diversified Consumer Services (0.6%):
41,570	Adtalem Global Education, Inc.*	1,571,762
15,878	American Public Education, Inc.*	406,636
58,748	Perdoceo Education Corp.*	620,379
22,569	Regis Corp.*^	78,540
18,763	Strategic Education, Inc.	1,322,791
44,330	WW International, Inc.*	809,022

		4,809,130

Diversified Telecommunication Services (0.8%):
9,127	ATN International, Inc.	427,600
35,106	Cogent Communications Holdings, Inc.	2,486,909
59,878	Consolidated Communications Holdings, Inc.*	550,279
209,501	Vonage Holdings Corp.*	3,377,156

		6,841,944

Electrical Equipment (0.6%):
21,267	AZZ, Inc.	1,131,404
17,296	Encore Wire Corp.	1,640,180
8,766	Powell Industries, Inc.	215,381
17,760	Vicor Corp.*	2,382,681

		5,369,646

Electronic Equipment, Instruments & Components (3.5%):
70,743	Arlo Technologies, Inc.*	453,463
24,348	Badger Meter, Inc.	2,462,557
30,082	Benchmark Electronics, Inc.	803,490
27,201	CTS Corp.	840,783
35,453	Daktronics, Inc.*	192,510
11,566	ePlus, Inc.*	1,186,787
30,861	Fabrinet*	3,163,561
15,176	FARO Technologies, Inc.*	998,733
29,092	Insight Enterprises, Inc.*	2,620,607
37,629	Itron, Inc.*	2,845,881
76,115	Knowles Corp.*	1,426,395
4,339	Mesa Laboratories, Inc.	1,311,940
31,771	Methode Electronics, Inc., Class A	1,335,971
14,030	OSI Systems, Inc.*	1,330,044
9,208	PC Connection, Inc.	405,428
23,582	Plexus Corp.*	2,108,467
15,615	Rogers Corp.*	2,911,885
54,696	Sanmina Corp.*	2,107,984
21,051	ScanSource, Inc.*	732,364
91,078	TTM Technologies, Inc.*	1,144,850

		30,383,700

Energy Equipment & Services (1.3%):
112,188	Archrock, Inc.	925,551
19,628	Bristow Group, Inc.*	624,759
38,979	Core Laboratories NV	1,081,667
29,207	Dril-Quip, Inc.*	735,432
117,510	Helix Energy Solutions Group, Inc.*	455,939
90,158	Helmerich & Payne, Inc.	2,471,231
21,794	Matrix Service Co.*	227,965
6,528	Nabors Industries, Ltd.*	629,822
83,957	Oceaneering International, Inc.*	1,118,307
50,209	Oil States International, Inc.*	320,836
159,366	Patterson-UTI Energy, Inc.	1,434,294
71,265	Propetro Holding Corp.*	616,442
59,562	RPC, Inc.*	289,471
63,018	U.S. Silica Holdings, Inc.*	503,514

		11,435,230

Entertainment (0.2%):
88,129	Cinemark Holdings, Inc.*^	1,692,958

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
18,505	Marcus Corp.*	$322,912

		2,015,870

Equity Real Estate Investment Trusts (7.2%):
74,486	Acadia Realty Trust	1,520,259
57,271	Agree Realty Corp.	3,793,058
60,399	Alexander & Baldwin, Inc.	1,415,753
44,132	American Assets Trust, Inc.	1,651,419
51,598	Armada Hoffler Properties, Inc.	689,865
143,493	Brandywine Realty Trust	1,925,676
80,431	CareTrust REIT, Inc.	1,634,358
11,766	Centerspace	1,111,887
40,614	Chatham Lodging Trust*	497,522
19,117	Community Healthcare Trust, Inc.	863,897
101,583	CoreCivic, Inc.*	904,089
175,806	DiamondRock Hospitality Co.*	1,661,367
200,935	Diversified Healthcare Trust	681,170
69,299	Easterly Government Properties, Inc.	1,431,717
63,019	Four Corners Property Trust, Inc.	1,692,690
82,160	Franklin Street Properties Corp.	381,222
100,653	GEO Group, Inc. (The)^	751,878
31,911	Getty Realty Corp.	935,311
83,791	Global Net Lease, Inc.	1,342,332
26,871	Hersha Hospitality Trust*	250,706
86,613	Independence Realty Trust, Inc.	1,762,575
54,581	Industrial Logistics Properties Trust	1,386,903
19,970	Innovative Industrial Properties, Inc.	4,616,465
60,377	iStar, Inc.^	1,514,255
71,174	Kite Realty Group Trust	1,449,103
233,103	Lexington Realty Trust	2,972,063
32,682	LTC Properties, Inc.	1,035,693
66,373	Mack-Cali Realty Corp.	1,136,306
18,789	NexPoint Residential Trust, Inc.	1,162,663
40,831	Office Properties Income Trust	1,034,249
100,349	Retail Opportunity Investments Corp.	1,748,080
179,357	Retail Properties of America, Inc., Class A	2,310,118
69,259	Rpt Realty	883,745
11,152	Safehold, Inc.	801,717
10,425	Saul Centers, Inc.	459,326
137,406	Service Properties Trust	1,540,321
151,403	SITE Centers Corp.	2,337,662
88,049	Summit Hotel Properties, Inc.*	847,912
86,473	Tanger Factory Outlet Centers, Inc.^	1,409,510
193,951	Uniti Group, Inc.	2,399,174
10,790	Universal Health Realty Income Trust	596,363
25,572	Urstadt Biddle Properties, Inc., Class A	484,078
70,460	Washington Real Estate	1,743,885
36,578	Whitestone REIT	357,733
95,862	Xenia Hotels & Resorts, Inc.*	1,700,592

		62,826,667

Food & Staples Retailing (0.7%):
20,226	PriceSmart, Inc.	1,568,526
31,192	SpartanNash Co.	683,105
26,247	The Andersons, Inc.	809,195
27,063	The Chefs’ Warehouse, Inc.*	881,442
46,992	United Natural Foods, Inc.*	2,275,353

		6,217,621

Food Products (1.3%):
53,773	B&G Foods, Inc.^	1,607,275
14,734	Calavo Growers, Inc.	563,428
31,306	Cal-Maine Foods, Inc.	1,132,025
28,190	Fresh Del Monte Produce, Inc.	908,282
12,478	J & J Snack Foods Corp.	1,906,888
7,536	John B Sanfilippo And Son, Inc.	615,842
5,708	Seneca Foods Corp., Class A*	275,240

Shares		Value
Common Stocks, continued
Food Products, continued
70,127	Simply Good Foods Co. (The)*	$2,418,680
46,274	TreeHouse Foods, Inc.*	1,845,407

		11,273,067

Gas Utilities (0.6%):
14,930	Chesapeake Utilities Corp.	1,792,346
25,989	Northwest Natural Holding Co.	1,195,234
93,830	South Jersey Industries, Inc.	1,994,826

		4,982,406

Health Care Equipment & Supplies (3.2%):
32,453	AngioDynamics, Inc.*	841,831
11,884	Anika Therapeutics, Inc.*	505,783
40,702	Avanos Medical, Inc.*	1,269,902
24,576	BioLife Solutions, Inc.*	1,040,056
33,584	Cardiovascular Systems, Inc.*	1,102,563
24,303	CONMED Corp.	3,179,562
33,229	CryoLife, Inc.*	740,674
13,815	Cutera, Inc.*	643,779
39,089	Glaukos Corp.*	1,882,917
8,859	Heska Corp.*	2,290,406
17,138	Inogen, Inc.*	738,477
27,742	Integer Holdings Corp.*	2,478,470
32,093	Invacare Corp.*	152,763
56,684	Lantheus Holdings, Inc.*	1,455,645
16,148	LeMaitre Vascular, Inc.	857,297
35,812	Meridian Bioscience, Inc.*	689,023
42,249	Merit Medical Systems, Inc.*	3,033,478
28,694	Natus Medical, Inc.*	719,646
59,094	OraSure Technologies, Inc.*	668,353
16,823	Orthofix Medical, Inc.*	641,293
11,765	Surmodics, Inc.*	654,134
16,244	Tactile Systems Technology, Inc.*	722,046
32,981	Varex Imaging Corp.*	930,064
15,483	Zynex, Inc.*^	176,351

		27,414,513

Health Care Providers & Services (4.0%):
13,340	Addus HomeCare Corp.*	1,063,865
39,408	AMN Healthcare Services, Inc.*	4,522,068
31,376	Apollo Medical Holdings, Inc.*	2,856,785
104,968	Community Health Systems, Inc.*	1,228,126
7,837	CorVel Corp.*	1,459,406
86,910	Covetrus, Inc.*	1,576,547
30,233	Cross Country Healthcare, Inc.*	642,149
43,675	Ensign Group, Inc. (The)	3,270,821
16,174	Fulgent Genetics, Inc.*^	1,454,851
30,701	Hanger, Inc.*	674,194
12,101	Joint Corp. (The)*	1,186,140
19,185	Magellan Health, Inc.*	1,813,942
72,472	MEDNAX, Inc.*	2,060,379
10,319	ModivCare, Inc.*	1,874,137
63,017	Owens & Minor, Inc.	1,971,802
36,617	RadNet, Inc.*	1,073,244
88,633	Select Medical Holdings Corp.	3,205,856
22,854	The Pennant Group, Inc.*	641,969
36,721	Tivity Health, Inc.*	846,786
10,707	U.S. Physical Therapy, Inc.	1,184,194

		34,607,261

Health Care Technology (1.1%):
104,034	Allscripts Healthcare Solutions, Inc.*	1,390,935
12,391	Computer Programs & Systems, Inc.*	439,385
21,549	HealthStream, Inc.*	615,870
47,475	NextGen Healthcare, Inc.*	669,398
36,263	Omnicell, Inc.*	5,382,517
12,817	Simulations Plus, Inc.	506,271
19,127	Tabula Rasa Healthcare, Inc.*	501,319

		9,505,695

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.6%):
19,645	BJ’s Restaurants, Inc.*	$820,375
67,774	Bloomin’ Brands, Inc.*	1,694,350
38,109	Brinker International, Inc.*	1,869,247
40,326	Cheesecake Factory, Inc. (The)*	1,895,322
16,811	Chuy’s Holdings, Inc.*	530,051
32,521	Dave & Buster’s Entertainment, Inc.*	1,246,530
14,302	Dine Brands Global, Inc.*	1,161,465
16,962	El Pollo Loco Holdings, Inc.*	286,658
14,609	Fiesta Restaurant Group, Inc.*	160,115
10,921	Monarch Casino & Resort, Inc.*	731,598
12,903	Red Robin Gourmet Burgers*	297,543
26,778	Ruth’s Hospitality Group, Inc.*	554,572
32,618	Shake Shack, Inc., Class A*	2,559,208

		13,807,034

Household Durables (2.2%):
7,100	Cavco Industries, Inc.*	1,680,854
24,964	Century Communities, Inc.	1,534,038
18,650	Ethan Allen Interiors, Inc.	442,005
19,646	Installed Building Products, Inc.	2,105,069
23,391	iRobot Corp.*^	1,836,193
37,690	La-Z-Boy, Inc.	1,214,749
17,983	LGI Homes, Inc.*	2,551,968
24,223	M/I Homes, Inc.*	1,400,089
46,558	MDC Holdings, Inc.	2,175,190
31,321	Meritage Homes Corp.*	3,038,137
41,565	Tupperware Brands Corp.*	877,853
11,521	Universal Electronics, Inc.*	567,409

		19,423,554

Household Products (0.5%):
8,989	Central Garden & Pet Co.*	431,472
32,573	Central Garden & Pet Co., Class A*	1,400,639
11,387	WD-40 Co.	2,635,863

		4,467,974

Industrial Conglomerates (0.2%):
29,883	Raven Industries, Inc.*	1,721,560

Insurance (2.6%):
39,199	AMBAC Financial Group, Inc.*	561,330
69,762	American Equity Investment Life Holding Co.	2,062,862
16,818	Amerisafe, Inc.	944,499
61,538	Assured Guaranty, Ltd.	2,880,594
20,050	eHealth, Inc.*	812,025
23,632	Employers Holdings, Inc.	933,228
372,031	Genworth Financial, Inc., Class A*	1,395,116
5,571	HCI Group, Inc.	617,100
34,619	Horace Mann Educators Corp.	1,377,490
31,888	James River Group Holdings	1,203,134
20,022	Palomar Holdings, Inc.*	1,618,378
44,029	ProAssurance Corp.	1,047,010
11,869	Safety Insurance Group, Inc.	940,618
105,092	Selectquote, Inc.*	1,358,840
75,648	SiriusPoint, Ltd.*	700,500
22,087	Stewart Information Services Corp.	1,397,224
28,787	Trupanion, Inc.*	2,235,886
18,907	United Fire Group, Inc.	436,752
22,588	Universal Insurance Holdings, Inc.	294,547

		22,817,133

Interactive Media & Services (0.1%):
41,923	QuinStreet, Inc.*	736,168

Internet & Direct Marketing Retail (0.9%):
22,314	Liquidity Services, Inc.*	482,206
17,321	PetMed Express, Inc.^	465,415
19,536	Shutterstock, Inc.	2,213,820

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
15,294	Stamps.com, Inc.*	$5,043,808

		8,205,249

IT Services (1.7%):
27,356	CSG Systems International, Inc.	1,318,559
49,630	Evertec, Inc.	2,269,084
27,846	Exlservice Holdings, Inc.*	3,428,400
23,257	ManTech International Corp., Class A	1,765,671
27,524	Perficient, Inc.*	3,184,527
15,476	TTEC Holdings, Inc.	1,447,470
55,793	Unisys Corp.*	1,402,636

		14,816,347

Leisure Products (0.3%):
14,719	Sturm, Ruger & Co., Inc.	1,085,968
47,741	Vista Outdoor, Inc.*	1,924,440

		3,010,408

Life Sciences Tools & Services (0.6%):
102,263	Neogenomics, Inc.*	4,933,167

Machinery (5.6%):
8,259	Alamo Group, Inc.	1,152,378
27,174	Albany International Corp., Class A	2,088,865
19,225	Astec Industries, Inc.	1,034,497
38,599	Barnes Group, Inc.	1,610,736
29,737	Chart Industries, Inc.*	5,683,038
16,521	CIRCOR International, Inc.*	545,358
15,952	DMC Global, Inc.*	588,788
49,725	Enerpac Tool Group Corp.	1,030,799
17,161	EnPro Industries, Inc.	1,495,066
21,834	ESCO Technologies, Inc.	1,681,218
50,808	Federal Signal Corp.	1,962,205
32,342	Franklin Electric Co., Inc.	2,582,509
67,049	Harsco Corp.*	1,136,481
60,848	Hillenbrand, Inc.	2,595,167
26,510	John Bean Technologies Corp.	3,725,981
9,082	Lindsay Corp.	1,378,557
15,187	Lydall, Inc.*	942,961
58,473	Meritor, Inc.*	1,246,060
47,976	Mueller Industries, Inc.	1,971,814
23,272	Proto Labs, Inc.*	1,549,915
37,775	SPX Corp.*	2,019,074
34,741	SPX FLOW, Inc.	2,539,567
10,085	Standex International Corp.	997,507
15,496	Tennant Co.	1,145,929
26,909	The Greenbrier Cos., Inc.	1,156,818
44,230	Titan International, Inc.*	316,687
42,587	Wabash National Corp.	644,341
23,050	Watts Water Technologies, Inc., Class A	3,874,475

		48,696,791

Marine (0.3%):
36,452	Matson, Inc.	2,942,041

Media (0.9%):
24,639	AMC Networks, Inc., Class A*	1,147,931
48,475	E.W. Scripps Co. (The), Class A	875,458
120,999	Gannett Co, Inc.*	808,273
33,766	Meredith Corp.*	1,880,766
26,090	Scholastic Corp.	930,109
20,983	TechTarget, Inc.*	1,729,419

		7,371,956

Metals & Mining (1.3%):
106,404	Allegheny Technologies, Inc.*	1,769,499
91,132	Arconic Corp.*	2,874,303
40,303	Carpenter Technology Corp.	1,319,520
42,659	Century Aluminum Co.*	573,764

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
10,494	Haynes International, Inc.	$390,901
13,206	Kaiser Aluminum Corp.	1,438,926
16,871	Materion Corp.	1,158,025
8,286	Olympic Steel, Inc.	201,847
69,731	SunCoke Energy, Inc.	437,911
33,740	TimkenSteel Corp.*	441,319
42,739	Warrior Met Coal, Inc.	994,537

		11,600,552

Mortgage Real Estate Investment Trusts (1.4%):
110,102	Apollo Commercial Real Estate Finance, Inc.	1,632,813
69,912	Armour Residential REIT, Inc.	753,651
80,267	Capstead Mortgage Corp.	536,986
40,106	Ellington Financial, Inc.	733,539
45,589	Granite Point Mortgage Trust, Inc.	600,407
238,173	Invesco Mortgage Capital, Inc.^	750,245
33,785	KKR Real Estate Finance Trust, Inc.	712,864
318,483	New York Mortgage Trust, Inc.	1,356,738
80,363	Pennymac Mortgage Investment Trust	1,582,348
47,691	Ready Capital Corp.	688,181
94,223	Redwood Trust, Inc.	1,214,534
264,654	Two Harbors Investment Corp.^	1,677,906

		12,240,212

Multiline Retail (0.8%):
29,251	Big Lots, Inc.	1,268,324
255,172	Macy’s, Inc.	5,766,887

		7,035,211

Multi-Utilities (0.3%):
56,591	Avista Corp.	2,213,840
13,315	Unitil Corp.	569,616

		2,783,456

Oil, Gas & Consumable Fuels (3.6%):
26,076	Bonanza Creek Energy, Inc.	1,249,040
32,617	Callon Petroleum Co.*	1,600,842
26,602	CONSOL Energy, Inc.*	692,184
24,218	Dorian LPG, Ltd.	300,545
35,478	Green Plains, Inc.*	1,158,357
11,358	Laredo Petroleum, Inc.*	920,793
91,866	Matador Resources Co.	3,494,583
39,740	PAR Pacific Holdings, Inc.*	624,713
79,590	PBF Energy, Inc., Class A*	1,032,282
82,679	PDC Energy, Inc.	3,918,158
13,401	Penn Virginia Corp.*	357,405
217,014	Range Resources Corp.*	4,911,027
41,807	Renewable Energy Group, Inc.*	2,098,712
4,798	REX American Resources Corp.*	383,216
101,173	SM Energy Co.	2,668,944
565,058	Southwestern Energy Co.*	3,130,421
34,425	Talos Energy, Inc.*	474,032
54,034	World Fuel Services Corp.	1,816,623

		30,831,877

Paper & Forest Products (0.8%):
32,880	Boise Cascade Co.	1,774,862
14,087	Clearwater Paper Corp.*	539,955
41,997	Domtar Corp.*	2,290,516
37,574	Glatfelter Corp.	529,794
34,756	Mercer International, Inc.	402,822
13,940	Neenah, Inc.	649,743
26,730	Schweitzer-Mauduit International, Inc.	926,462

		7,114,154

Personal Products (0.8%):
45,286	Edgewell Personal Care Co.	1,643,882
39,812	elf Beauty, Inc.*	1,156,539

Shares		Value
Common Stocks, continued
Personal Products, continued
14,977	Inter Parfums, Inc.	$1,119,830
9,740	Medifast, Inc.	1,876,313
10,083	Usana Health Sciences, Inc.*	929,653

		6,726,217

Pharmaceuticals (1.2%):
31,266	Amphastar Pharmaceuticals, Inc.*	594,367
8,080	ANI Pharmaceuticals, Inc.*	265,185
30,107	Collegium Pharmaceutical, Inc.*	594,312
86,535	Corcept Therapeutics, Inc.*	1,703,009
193,556	Endo International plc*	627,121
52,415	Innoviva, Inc.*	875,855
36,873	Pacira BioSciences, Inc.*	2,064,888
17,246	Phibro Animal Health Corp., Class A	371,479
41,746	Prestige Consumer Healthcare, Inc.*	2,342,368
44,794	Supernus Pharmaceuticals, Inc.*	1,194,656

		10,633,240

Professional Services (1.3%):
43,502	Exponent, Inc.	4,922,251
9,058	Forrester Research, Inc.*	446,197
16,476	Heidrick & Struggles International, Inc.	735,324
31,007	Kelly Services, Inc., Class A	585,412
46,685	Korn Ferry	3,378,127
26,140	Resources Connection, Inc.	412,489
29,589	Trueblue, Inc.*	801,270

		11,281,070

Real Estate Management & Development (0.8%):
98,585	Essential Properties Realty Trust, Inc.	2,752,493
20,714	Marcus & Millichap, Inc.*	841,403
15,380	RE/MAX Holdings, Inc., Class A	479,241
98,034	Realogy Holdings Corp.*	1,719,516
27,684	The St Joe Co.	1,165,496

		6,958,149

Road & Rail (0.4%):
21,375	ArcBest Corp.	1,747,834
40,974	Heartland Express, Inc.	656,404
51,173	Marten Transport, Ltd.	802,904

		3,207,142

Semiconductors & Semiconductor Equipment (3.9%):
32,133	Advanced Energy Industries, Inc.	2,819,671
28,201	Axcelis Technologies, Inc.*	1,326,293
19,423	CEVA, Inc.*	828,779
40,585	Cohu, Inc.*	1,296,285
37,532	Diodes, Inc.*	3,400,024
18,967	DSP Group, Inc.*	415,567
64,702	FormFactor, Inc.*	2,415,326
23,473	Ichor Holdings, Ltd.*	964,506
51,808	Kulicke & Soffa Industries, Inc.	3,019,370
58,678	MaxLinear, Inc., Class A*	2,889,891
41,127	Onto Innovation, Inc.*	2,971,426
24,970	PDF Solutions, Inc.*	575,309
51,231	Photronics, Inc.*	698,278
50,361	Power Integrations, Inc.	4,985,235
90,416	Rambus, Inc.*	2,007,235
19,305	SMART Global Holdings, Inc.*	859,072
37,036	Ultra Clean Holdings, Inc.*	1,577,734
41,446	Veeco Instruments, Inc.*	920,516

		33,970,517

Software (2.3%):
93,162	8x8, Inc.*	2,179,059
16,514	Agilysys, Inc.*	864,673
38,211	Alarm.com Holding, Inc.*	2,987,718
32,705	Bottomline Technologies, Inc.*	1,284,652

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
19,578	Ebix, Inc.	$527,236
53,913	LivePerson, Inc.*	3,178,171
29,222	OneSpan, Inc.*	548,789
36,510	Progress Software Corp.	1,795,927
29,931	Sps Commerce, Inc.*	4,828,170
87,300	Xperi Holding Corp.	1,644,732

		19,839,127

Specialty Retail (4.3%):
28,017	Aaron’s Co., Inc. (The)	771,588
51,332	Abercrombie & Fitch Co., Class A*	1,931,623
5,283	America’s Car Mart, Inc.*	616,949
16,102	Asbury Automotive Group, Inc.*	3,167,907
31,075	Barnes & Noble Education, Inc.*	310,439
86,983	Bed Bath & Beyond, Inc.*	1,502,631
24,598	Boot Barn Holdings, Inc.*	2,186,024
32,167	Caleres, Inc.	714,751
17,347	Cato Corp., Class A	286,919
102,074	Chico’s FAS, Inc.*	458,312
16,008	Conn’s, Inc.*	365,463
50,830	Designer Brands, Inc., Class A*	708,062
11,994	Genesco, Inc.*	692,414
15,102	Group 1 Automotive, Inc.	2,837,364
33,236	Guess?, Inc.	698,288
13,151	Haverty Furniture Cos., Inc.	443,320
12,738	Hibbett, Inc.	901,086
25,023	Lumber Liquidators Holdings, Inc.*	467,430
18,417	MarineMax, Inc.*	893,593
28,152	Monro, Inc.	1,619,021
39,497	ODP Corp. (The)*	1,586,200
50,380	Rent-A-Center, Inc.	2,831,860
94,021	Sally Beauty Holdings, Inc.*	1,584,254
14,616	Shoe Carnival, Inc.	473,851
43,994	Signet Jewelers, Ltd.	3,473,766
19,652	Sleep Number Corp.*	1,837,069
17,841	Sonic Automotive, Inc., Class A	937,366
24,770	The Buckle, Inc.	980,644
11,779	The Children’s Place, Inc.*	886,488
18,421	Zumiez, Inc.*	732,419

		36,897,101

Technology Hardware, Storage & Peripherals (0.4%):
104,331	3D Systems Corp.*	2,876,406
60,677	Diebold Nixdorf, Inc.*	613,444

		3,489,850

Textiles, Apparel & Luxury Goods (1.2%):
39,630	Fossil Group, Inc.*	469,616
36,545	G-III Apparel Group, Ltd.*	1,034,223
39,890	Kontoor Brands, Inc.	1,992,505
14,351	Movado Group, Inc.	451,913
13,231	Oxford Industries, Inc.	1,193,039
64,236	Steven Madden, Ltd.	2,579,718
12,135	Unifi, Inc.*	266,121
21,084	Vera Bradley, Inc.*	198,400
68,369	Wolverine World Wide, Inc.	2,040,131

		10,225,666

Thrifts & Mortgage Finance (2.5%):
44,966	Axos Financial, Inc.*	2,317,548
108,751	Capitol Federal Financial, Inc.	1,249,549
42,469	Flagstar Bancorp, Inc.	2,156,576
17,455	HomeStreet, Inc.	718,273
26,439	Meta Financial Group, Inc.	1,387,519
72,164	Mr Cooper Group, Inc.*	2,970,992
72,460	NMI Holdings, Inc., Class A*	1,638,321
39,502	Northfield Bancorp, Inc.	677,854
104,815	Northwest Bancshares, Inc.	1,391,943

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
63,833	Provident Financial Services, Inc.	$1,498,161
15,957	TrustCo Bank Corp. NY	510,145
24,805	Wawlker & Dunlop, Inc.	2,815,367
38,023	WSFS Financial Corp.	1,950,960

		21,283,208

Tobacco (0.3%):
20,718	Universal Corp.	1,001,301
109,809	Vector Group, Ltd.	1,400,065

		2,401,366

Trading Companies & Distributors (0.9%):
32,451	Applied Industrial Technologies, Inc.	2,924,809
15,178	DXP Enterprises, Inc.*	448,814
36,353	GMS, Inc.*	1,592,261
23,548	Kaman Corp., Class A	839,957
93,622	NOW, Inc.*	716,208
11,996	Veritiv Corp.*	1,074,362

		7,596,411

Water Utilities (0.8%):
30,943	American States Water Co.	2,646,245
43,047	California Water Service Group	2,536,760
14,733	Middlesex Water Co.	1,514,258

		6,697,263

Wireless Telecommunication Services (0.2%):
41,517	Shenandoah Telecommunications Co.	1,311,107

Total Common Stocks (Cost $572,223,944)		861,743,660

Principal Amount		Value

Short-Term Security Held as Collateral for Securities on Loan (1.3%):
11,598,981	BlackRock Liquidity FedFund, Institutional Class , 0.03%(a)(b)	11,598,981

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $11,598,981)		11,598,981

Shares		Value
Unaffiliated Investment Company (0.6%):
Money Markets (0.6%):
5,021,947	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	5,021,947

Total Unaffiliated Investment Company (Cost $5,021,947)		5,021,947

Total Investment Securities (Cost $588,844,872) - 101.3%		878,364,588
Net other assets (liabilities) - (1.3)%		(11,652,021)

Net Assets - 100.0%		$866,712,567

Percentages indicated are based on net assets as of September 30, 2021.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $11,040,589.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(b)	The rate represents the effective yield at September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index December Futures (U.S. Dollar)	12/17/21	51	$5,612,040	$(47,951)

				$(47,951)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks (71.5%):
Aerospace & Defense (0.6%):
7,900	Lockheed Martin Corp.	$2,726,290
9,100	Northrop Grumman Corp.	3,277,365
6,824	Teledyne Technologies, Inc.*	2,931,454

		8,935,109

Banks (6.4%):
750,035	Bank of America Corp.	31,838,986
292,779	PNC Financial Services Group, Inc. (The)	57,279,283

		89,118,269

Beverages (1.9%):
80,500	Coca-Cola Co. (The)	4,223,835
538,719	Keurig Dr Pepper, Inc.	18,402,641
23,900	PepsiCo, Inc.	3,594,799

		26,221,275

Capital Markets (1.4%):
11,400	CME Group, Inc.	2,204,532
150,554	Intercontinental Exchange, Inc.	17,286,610

		19,491,142

Commercial Services & Supplies (1.1%):
107,342	Waste Connections, Inc.	13,517,578
11,600	Waste Management, Inc.	1,732,576

		15,250,154

Communications Equipment (0.4%):
88,200	Cisco Systems, Inc.	4,800,726

Electric Utilities (2.2%):
136,004	American Electric Power Co., Inc.	11,040,805
391	Duke Energy Corp.	38,158
393,419	Exelon Corp.	19,017,874

		30,096,837

Electronic Equipment, Instruments & Components (0.8%):
79,623	TE Connectivity, Ltd.	10,925,868

Equity Real Estate Investment Trusts (0.1%):
7,526	American Tower Corp.	1,997,476

Food Products (0.1%):
23,400	Mondelez International, Inc., Class A	1,361,412

Health Care Equipment & Supplies (3.8%):
55,304	Becton Dickinson & Co.	13,594,829
103,881	Danaher Corp.	31,625,532
74,191	Hologic, Inc.*	5,476,038
11,400	Medtronic plc	1,428,990

		52,125,389

Health Care Providers & Services (5.4%):
87,022	Humana, Inc.	33,864,611
104,617	UnitedHealth Group, Inc.	40,878,047

		74,742,658

Hotels, Restaurants & Leisure (5.1%):
83,404	Hilton Worldwide Holdings, Inc.*	11,018,502
72,195	Marriott International, Inc., Class A*	10,691,358
20,961	McDonald’s Corp.	5,053,907
361,192	Yum! Brands, Inc.	44,177,393

		70,941,160

Industrial Conglomerates (5.0%):
616,579	General Electric Co.	63,526,134
12,837	Roper Technologies, Inc.	5,726,971

		69,253,105

Insurance (2.7%):
248,452	Marsh & McLennan Cos., Inc.	37,623,086

Interactive Media & Services (6.2%):
10,778	Alphabet, Inc., Class A*	28,815,199
16,934	Alphabet, Inc., Class C*	45,134,359

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
36,626	Facebook, Inc., Class A*	$12,430,498

		86,380,056

Internet & Direct Marketing Retail (5.5%):
23,429	Amazon.com, Inc.*	76,965,202

IT Services (3.8%):
91,126	Fiserv, Inc.*	9,887,171
50,818	FleetCor Technologies, Inc.*	13,277,219
28,182	Global Payments, Inc.	4,440,920
111,000	Visa, Inc., Class A	24,725,250

		52,330,560

Life Sciences Tools & Services (4.5%):
108,587	PerkinElmer, Inc.	18,817,041
75,941	Thermo Fisher Scientific, Inc.	43,387,372

		62,204,413

Machinery (0.7%):
185,471	Ingersoll-Rand, Inc.*	9,349,593

Multi-Utilities (4.8%):
277,976	Ameren Corp.	22,516,056
207,041	CMS Energy Corp.	12,366,559
438,723	NiSource, Inc.	10,630,258
353,018	Public Service Enterprise Group, Inc.	21,498,796

		67,011,669

Semiconductors & Semiconductor Equipment (0.2%):
14,400	NXP Semiconductors NV	2,820,528

Software (8.8%):
350,846	Microsoft Corp.	98,910,504
83,552	salesforce.com, Inc.*	22,660,974

		121,571,478

Specialty Retail (0.0%†):
5,600	Ross Stores, Inc.	609,560

Total Common Stocks (Cost $730,131,818)		992,126,725

Preferred Stocks (1.0%):
Capital Markets (0.0%†):
3,600	Charles Schwab Corp. (The), Series D, 23.42%, 11/14/19	91,476

Electric Utilities (0.2%):
5,954	Alabama Power Co., Series A, 5.15%	155,459
5,280	Duke Energy Corp., 3.68%, 9/15/78	141,398
91,666	SCE Trust IV, Series J, 2.67%, 12/31/49	2,273,317

		2,570,174

Multi-Utilities (0.8%):
104,012	CMS Energy Corp., 1.62%, 10/15/78	2,789,602
142,970	CMS Energy Corp., 1.61%, 3/1/79	3,861,620
21,505	DTE Energy Co., Series E, 5.25%, 12/1/77	555,474
70,118	NiSource, Inc., Series B, 2.84%, 11/21/19	1,924,038
22,841	NiSource, Inc., 7.75%, 3/1/24	2,362,901

		11,493,635

Total Preferred Stocks (Cost $13,411,725)		14,155,285

Convertible Preferred Stock (0.1%):
Electric Utilities (0.1%):
36,961	American Electric Power Co., Inc., 5.62%, 3/15/22	1,761,931

Total Convertible Preferred Stock (Cost $1,840,522)		1,761,931

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Asset Backed Securities (0.3%):
$1,424,340	Dominos Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	$1,519,062
635,325	Dominos Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	670,330
1,351,775	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,393,054

Total Asset Backed Securities (Cost $3,397,110)		3,582,446

Bank Loans (2.2%):
Airlines (0.5%):
6,405,000	Delta 2 Lux Sarl, 0.00%, 2/1/24	6,380,981

Building Products (0.1%):
1,533,848	Filtration Group Term Loan B-1 Bankdebt, 0.04%, 3/29/25	1,772,059

Chemicals (0.0%†):
347,416	H.B. Fuller Co. Term Loan B-1, 0.00% (US0003M ), 10/20/24, Callable 11/10/21 @ 100	347,548

Health Care Equipment & Supplies (0.0%†):
430,000	Pacific Dental Term Loan B 1L USD Bankdebt, 0.04%, 5/5/28	430,894

Insurance (1.5%):
20,861,488	HUB International, Ltd., 0.03% (US0003M ), 4/25/25	20,650,787

IT Services (0.0%†):
200,000	CoreLogic Term Loan 2L Bankdebt, 0.07%, 6/4/29	204,000

Software (0.1%):
200,000	RealPage, Inc. Term Loan 2, 0.00%, 2/17/29	204,000
496,163	Ultimate Software Term Loan B-1l Bankdebt, 0.00%, 4/8/26	496,867

		700,867

Total Bank Loans (Cost $30,520,165)		30,487,136

Corporate Bonds (16.6%):
Airlines (0.6%):
2,065,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(a)	2,214,277
1,150,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(a)	1,278,754
1,250,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,357,812
2,770,000	SkyMiles IP, Ltd., 4.75%, 10/20/27	2,944,344
189,963	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	195,662

		7,990,849

Auto Components (0.1%):
312,000	Clarios Global LP, 6.75%, 5/15/25, Callable 5/15/22 @ 103.38(a)	329,550
593,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13(a)	624,132

Principal Amount		Value
Corporate Bonds, continued
Auto Components, continued
$450,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25(a)	$478,688

		1,432,370

Building Products (0.1%):
292,788	Filtration Group Corp., 4.50%, 3/29/25, Callable 11/10/21 @ 100	293,227
852,843	Filtration Group Corp., 3.13%, 3/29/25, Callable 11/10/21 @ 100	848,050
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	292,803

		1,434,080

Capital Markets (0.2%):
1,415,000	Bank of New York Mellon Corp. (The), Series E, 3.54% (US0003M+342 bps), Callable 12/20/21 @ 100	1,419,245
452,000	State Street Corp., Series F, 3.71% (US0003M+360 bps), Callable 12/15/21 @ 100	453,808
538,650	Woof Holdings, Inc., 4.50%, 12/21/27, Callable 11/10/21 @ 100	538,989

		2,412,042

Chemicals (0.9%):
7,945,097	USI, Inc., 3.12% (US0003M ), 5/16/24	7,886,939
4,537,425	USI, Inc., 3.33%, 12/2/26, Callable 11/10/21 @ 100	4,504,801

		12,391,740

Diversified Consumer Services (0.3%):
229,265	Ascend Learning LLC, 4.00%, 7/12/24, Callable 11/10/21 @ 100	229,061
3,544,334	Lgc Group Term Loan, 0.00%, 1/24/27	3,469,017

		3,698,078

Diversified Financial Services (0.3%):
730,000	Acrisure LLC, 4.25%, 2/15/27	726,657
2,250,000	Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25, Callable 11/8/21 @ 103.5(a)	2,289,375
1,381,682	Hyperion Refinance Sarl, 4.75%, 11/12/27, Callable 11/10/21 @ 100	1,379,954

		4,395,986

Electric Utilities (0.5%):
2,644,037	Alliant Holdings Intermediate LLC, 3.33%, 5/10/25, Callable 11/10/21 @ 100	2,624,206
1,449,541	Alliant Holdings Intermediate LLC, 3.35%, 5/10/25, Callable 11/10/21 @ 100	1,437,684
2,606,680	Alliant Holdings Intermediate LLC, 4.25%, 11/6/27	2,607,410
275,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	284,625

		6,953,925

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Entertainment (2.0%):
$300,000	Netflix, Inc., 5.50%, 2/15/22	$304,125
1,690,000	Netflix, Inc., 5.88%, 2/15/25	1,920,263
4,385,000	Netflix, Inc., 4.38%, 11/15/26	4,889,275
5,423,000	Netflix, Inc., 4.88%, 4/15/28	6,250,007
7,300,000	Netflix, Inc., 5.88%, 11/15/28	8,906,000
3,940,000	Netflix, Inc., 6.38%, 5/15/29	4,984,100
125,000	Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100(a)	146,875

		27,400,645

Equity Real Estate Investment Trusts (0.1%):
1,481,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 11/8/21 @ 101.22	1,503,215
605,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 101.94	623,906

		2,127,121

Food & Staples Retailing (0.2%):
2,600,000	Dino Grandparent, Inc., 2.34%, 2/19/23	2,574,000

Health Care Equipment & Supplies (0.4%):
673,739	CPI Holdco LLC, 4.09%, 11/4/26, Callable 11/10/21 @ 100	673,321
4,725,000	Medline Term Loan B 1L Bankdebt, 0.00%, 9/30/28	4,707,442
860,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	898,700

		6,279,463

Health Care Providers & Services (0.9%):
3,045,000	ADMI Corp., 4.25%, 12/23/27	3,041,194
1,650,985	ADMI Corp., 3.75%, 12/23/27, Callable 11/10/21 @ 100	1,636,539
1,315,000	Hadrian Merger Sub, Inc., 8.50%, 5/1/26, Callable 11/8/21 @ 104.25(a)	1,361,025
5,132,321	Heartland Dental LLC, 3.87%, 4/30/25, Callable 11/10/21 @ 100	5,085,566
475,000	Heartland Dental LLC, 4.08%, 4/30/25, Callable 11/10/21 @ 101	473,575
685,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105^(a)	739,800
450,000	Tenet Healthcare Corp., 4.63%, 9/1/24, Callable 10/25/21 @ 102.31(a)	460,125

		12,797,824

Hotels, Restaurants & Leisure (3.0%):
3,443,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 6/1/24, Callable 11/8/21 @ 100.9	3,473,126
2,262,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69	2,324,205
550,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25, Callable 5/1/22 @ 102.75(a)	572,000
2,308,000	Cedar Fair, LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63	2,365,700

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$1,780,000	Cedar Fair, LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28, Callable 10/1/23 @ 103.25	$1,911,275
841,842	Four Seasons Hotels, Ltd., 2.13%, 11/30/23, Callable 11/10/21 @ 100	838,685
100,000	Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25, Callable 5/1/22 @ 102.69(a)	104,375
1,429,936	IRB Holding Corp., 2.75%, 2/5/25, Callable 11/10/21 @ 100	1,427,405
1,978,034	IRB Holding Corp., 4.25%, 12/15/27, Callable 11/10/21 @ 100	1,980,507
5,248,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38(a)	5,464,480
1,869,913	Life Time, Inc., 5.75%, 12/15/24	1,882,778
1,253,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(a)	1,301,554
355,000	Marriott International, Inc., 3.13%, 6/15/26, Callable 3/15/26 @ 100	378,688
1,289,299	SeaWorld Parks & Entertainment, Inc., 3.50%, 8/25/28, Callable 11/10/21 @ 101	1,283,664
5,064,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 11/8/21 @ 101.22(a)	5,108,563
3,605,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 4/15/22 @ 102.75^(a)	3,722,162
1,810,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable 7/1/22 @ 103.5(a)	1,925,388
1,312,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100	1,377,600
275,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 103.88(a)	293,562
370,000	Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100(a)	399,600
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,344,180
1,889,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	2,082,623

		41,562,120

Industrial Conglomerates (0.3%):
5,051,000	General Electric Co., Series D, 3.45% (US0003M+333 bps), Callable 12/15/21 @ 100	4,959,166

Insurance (1.4%):
245,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	247,450
1,560,000	Howden Group Holdings, Ltd., 4.00%, 11/12/27, Callable 11/10/21 @ 100	1,557,083
8,207,893	HUB International, Ltd., 4.00%, 4/25/25, Callable 11/10/21 @ 100	8,207,893
5,837,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 10/19/21 @ 103.5(a)	6,026,702
879,260	Ryan Specialty Group LLC, 3.75%, 9/1/27	878,381

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$2,610,000	USI, Inc., 6.88%, 5/1/25, Callable 11/8/21 @ 101.72(a)	$2,655,675

		19,573,184

Leisure Products (0.1%):
880,000	Photo Holdings Merger Sub, Inc., 8.50%, 10/1/26, Callable 10/1/22 @ 104.25(a)	951,500

Life Sciences Tools & Services (0.4%):
250,000	Avantor Funding, Inc., 2.50%, 11/24/24	249,563
1,220,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	1,281,000
3,677,293	Nestle Skin Health, 0.00%, 10/1/26	3,686,486

		5,217,049

Machinery (0.5%):
336,600	Gardner Denver, Inc., 2.83%, 2/28/27, Callable 11/10/21 @ 101	336,348
1,042,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 11/8/21 @ 102.38	1,070,655
4,456,409	TK Elevator Midco GmbH, 0.00%, 7/30/27	4,462,604
535,000	Welbilt, Inc., 2.63%, 10/23/25	533,218

		6,402,825

Media (1.0%):
1,405,000	CCO Holdings LLC, 4.00%, 3/1/23, Callable 10/25/21 @ 101(a)	1,406,756
4,754,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	4,944,160
6,381,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	6,636,240
465,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	483,600

		13,470,756

Multi-Utilities (0.1%):
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), 12/31/99, Callable 6/15/23 @ 100	1,827,942

Professional Services (0.4%):
2,860,625	Clarivate Term Loan B 1L Bankdebt, 0.00%, 10/31/26	2,866,890
2,435,000	CoreLogic, Inc., 4.00%, 6/2/28, Callable 11/10/21 @ 101	2,431,956
405,000	Korn Ferry, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31(a)	420,188

		5,719,034

Software (2.1%):
2,784,750	Applied Systems, Inc., 3.75%, 9/19/24, Callable 11/10/21 @ 100	2,783,720
317,354	Applied Systems, Inc., 6.25%, 9/19/25, Callable 11/10/21 @ 101	321,150
3,838,255	Azalea Topco, Inc., 3.59% (US0001M ), 7/25/26, Callable 11/10/21 @ 100	3,811,886
628,638	Azalea Topco, Inc., 4.50%, 7/25/26, Callable 10/28/21 @ 100	629,423
715,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(a)	714,106

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$220,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(a)	$219,725
450,000	Project Boost Purchaser LLC, 4.00%, 5/30/26, Callable 11/10/21 @ 101	449,757
3,875,000	RealPage, Inc., 3.75%, 4/22/28, Callable 10/22/21 @ 100	3,861,670
480,000	Solera LLC, 4.50%, 6/4/28, Callable 11/10/21 @ 101	480,902
15,582,707	UKG, Inc., 4.00%, 5/3/26, Callable 11/10/21 @ 100	15,603,433
525,000	UKG, Inc., 7.50%, 5/3/27, Callable 11/10/21 @ 101	533,311

		29,409,083

Sovereign Bond (0.5%):
6,710,000	Mileage Plus Holdings LLC, 6.25%, 6/20/27	7,125,215

Specialty Retail (0.2%):
949,667	PetVet Care Centers LLC, 3.38%, 2/14/25, Callable 11/10/21 @ 100	944,918
307,222	PetVet Care Centers LLC, 2.87%, 2/14/25, Callable 11/10/21 @ 100	303,960
1,202,415	PetVet Care Centers LLC, 4.25%, 2/15/25, Callable 11/10/21 @ 100	1,202,043

		2,450,921

Technology Hardware, Storage & Peripherals (0.0%†):
412,925	Eagle Broadband Investments LLC, 3.75%, 11/12/27, Callable 11/10/21 @ 100	412,925

Total Corporate Bonds (Cost $221,855,899)		230,969,843

Yankee Dollars (0.3%):
Diversified Telecommunication Services (0.1%):
1,450,000	Altice France Holding SA, 10.50%, 5/15/27, Callable 5/15/22 @ 105.25(a)	1,576,875

Electrical Equipment (0.2%):
745,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	795,288
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	289,250
925,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	1,023,281

		2,107,819

Total Yankee Dollars (Cost $3,539,527)		3,684,694

Short-Term Security Held as Collateral for Securities on Loan (0.3%):
4,579,541	BlackRock Liquidity FedFund, Institutional Class , 0.03%(b)(c)	4,579,541

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $4,579,541)		4,579,541

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Unaffiliated Investment Company (10.6%):

Money Markets (10.6%):
147,127,894	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	$147,127,894

Total Unaffiliated Investment Company (Cost $147,127,894)		147,127,894

Total Investment Securities (Cost $1,156,404,201) - 102.9%		1,428,475,495
Net other assets (liabilities) - (2.9)%		(40,068,626)

Net Assets - 100.0%		$1,388,406,869

Percentages indicated are based on net assets as of September 30, 2021.

H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $4,365,881.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2021.
(c)	The rate represents the effective yield at September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

At September 30, 2021, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Alphabet, Inc.	Goldman Sachs	Call	1760.00 USD	1/21/22	14	$24,640	$ (1,294,246)
Alphabet, Inc.	Goldman Sachs	Call	1780.00 USD	1/21/22	14	24,920	(1,267,083)
Alphabet, Inc.	Goldman Sachs	Call	1800.00 USD	1/21/22	14	25,200	(1,239,977)
Alphabet, Inc.	Goldman Sachs	Call	1980.00 USD	6/17/22	4	7,920	(300,900)
Alphabet, Inc.	Goldman Sachs	Call	2000.00 USD	6/17/22	4	8,000	(294,022)
Alphabet, Inc.	Goldman Sachs	Call	2100.00 USD	6/17/22	4	8,400	(260,428)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2550.00 USD	6/17/22	2	5,100	(64,902)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2600.00 USD	6/17/22	2	5,200	(58,966)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2650.00 USD	6/17/22	2	5,300	(53,361)
Alphabet, Inc.	Goldman Sachs	Call	1960.00 USD	9/16/22	4	7,840	(319,909)
Alphabet, Inc.	Goldman Sachs	Call	1980.00 USD	9/16/22	4	7,920	(313,277)
Alphabet, Inc.	Goldman Sachs	Call	2000.00 USD	9/16/22	4	8,000	(306,696)
Alphabet, Inc.	Goldman Sachs	Call	2100.00 USD	9/16/22	4	8,400	(274,589)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2450.00 USD	9/16/22	1	2,450	(43,528)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2500.00 USD	9/16/22	1	2,500	(40,381)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2550.00 USD	9/16/22	1	2,550	(37,366)
Alphabet, Inc.	Susquehanna Ireland Limited	Call	2600.00 USD	9/16/22	1	2,600	(34,484)
Alphabet, Inc.	Goldman Sachs	Call	3200.00 USD	1/20/23	3	9,600	(47,862)
Alphabet, Inc.	Goldman Sachs	Call	3300.00 USD	1/20/23	3	9,900	(40,787)
Alphabet, Inc.	Goldman Sachs	Call	3400.00 USD	1/20/23	3	10,200	(34,786)
Alphabet, Inc.	Goldman Sachs	Call	3500.00 USD	1/20/23	4	14,000	(39,593)
Amazon.com, Inc.	Credit Suisse First Boston	Call	3800.00 USD	1/21/22	6	22,800	(22,267)
Amazon.com, Inc.	Royal Bank of Canada	Call	3900.00 USD	1/21/22	3	11,700	(7,937)
Amazon.com, Inc.	Credit Suisse First Boston	Call	3900.00 USD	1/21/22	6	23,400	(15,875)
Amazon.com, Inc.	Royal Bank of Canada	Call	4000.00 USD	1/21/22	2	8,000	(3,809)
Amazon.com, Inc.	Credit Suisse First Boston	Call	4000.00 USD	1/21/22	6	24,000	(11,428)
Amazon.com, Inc.	Citigroup	Call	4000.00 USD	1/21/22	4	16,000	(7,618)
Amazon.com, Inc.	Royal Bank of Canada	Call	4100.00 USD	1/21/22	2	8,200	(2,781)
Amazon.com, Inc.	Citigroup	Call	4100.00 USD	1/21/22	4	16,400	(5,562)
Amazon.com, Inc.	Royal Bank of Canada	Call	4200.00 USD	1/21/22	3	12,600	(3,097)
Amazon.com, Inc.	Citigroup	Call	4200.00 USD	1/21/22	4	16,800	(4,129)
Amazon.com, Inc.	Royal Bank of Canada	Call	4300.00 USD	1/21/22	2	8,600	(1,559)
Amazon.com, Inc.	Citigroup	Call	4300.00 USD	1/21/22	3	12,900	(2,339)
Amazon.com, Inc.	Citigroup	Call	4500.00 USD	1/20/23	2	9,000	(20,392)
Amazon.com, Inc.	Citigroup	Call	4600.00 USD	1/20/23	2	9,200	(18,081)
Amazon.com, Inc.	Citigroup	Call	4700.00 USD	1/20/23	2	9,400	(16,034)
Amazon.com, Inc.	Citigroup	Call	4800.00 USD	1/20/23	2	9,600	(14,230)
Amazon.com, Inc.	Citigroup	Call	4900.00 USD	1/20/23	2	9,800	(12,639)
Amazon.com, Inc.	Citigroup	Call	5000.00 USD	1/20/23	2	10,000	(11,225)
Amazon.com, Inc.	Citigroup	Call	5100.00 USD	1/20/23	2	10,200	(9,961)
Ameren Corp.	Citigroup	Call	90.00 USD	12/17/21	65	5,850	(2,493)
Ameren Corp.	Citigroup	Call	95.00 USD	12/17/21	65	6,175	(897)
American Electric Power Co., Inc.	JPMorgan Chase	Call	90.00 USD	1/21/22	237	21,330	(13,688)
American Electric Power Co., Inc.	JPMorgan Chase	Call	95.00 USD	1/21/22	289	27,455	(5,598)
American Electric Power Co., Inc.	JPMorgan Chase	Call	97.50 USD	1/21/22	93	9,068	(1,064)
American Electric Power Co., Inc.	JPMorgan Chase	Call	100.00 USD	1/21/22	93	9,300	(647)
American Tower Corp.	Citigroup	Call	210.00 USD	1/21/22	19	3,990	(109,231)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

American Tower Corp.	Citigroup	Call	220.00 USD	1/21/22	19	$4,180	$ (91,613)
American Tower Corp.	Citigroup	Call	230.00 USD	1/21/22	25	5,750	(98,320)
American Tower Corp.	Citigroup	Call	240.00 USD	1/21/22	6	1,440	(18,588)
American Tower Corp.	Citigroup	Call	250.00 USD	1/21/22	6	1,500	(14,022)
Bank of America Corp.	Credit Suisse First Boston	Call	30.00 USD	1/21/22	736	22,080	(937,439)
Bank of America Corp.	Susquehanna Ireland Limited	Call	30.00 USD	1/21/22	1,213	36,390	(1,544,992)
Bank of America Corp.	Credit Suisse First Boston	Call	32.00 USD	1/21/22	382	12,224	(414,625)
Bank of America Corp.	Credit Suisse First Boston	Call	35.00 USD	1/21/22	764	26,740	(621,966)
Bank of America Corp.	Royal Bank of Canada	Call	37.00 USD	1/21/22	568	21,016	(366,249)
Bank of America Corp.	Credit Suisse First Boston	Call	40.00 USD	1/21/22	162	6,480	(67,495)
Bank of America Corp.	Credit Suisse First Boston	Call	45.00 USD	1/21/22	162	7,290	(23,873)
Bank of America Corp.	Credit Suisse First Boston	Call	45.00 USD	1/20/23	1,244	55,980	(497,658)
Bank of America Corp.	Credit Suisse First Boston	Call	50.00 USD	1/20/23	1,128	56,400	(265,080)
Cisco Systems, Inc.	JPMorgan Chase	Call	45.00 USD	1/21/22	294	13,230	(289,207)
Cisco Systems, Inc.	JPMorgan Chase	Call	47.50 USD	1/21/22	294	13,965	(225,161)
Cisco Systems, Inc.	JPMorgan Chase	Call	50.00 USD	1/21/22	294	14,700	(165,953)
CME Group, Inc.	JPMorgan Chase	Call	220.00 USD	1/21/22	57	12,540	(10,401)
CME Group, Inc.	JPMorgan Chase	Call	230.00 USD	1/21/22	57	13,110	(5,753)
Coca-Cola Co. (The)	Credit Suisse First Boston	Call	50.00 USD	1/21/22	268	13,400	(98,149)
Coca-Cola Co. (The)	Credit Suisse First Boston	Call	52.50 USD	1/21/22	268	14,070	(52,821)
Coca-Cola Co. (The)	Credit Suisse First Boston	Call	55.00 USD	1/21/22	269	14,795	(23,709)
Danaher Corp.	Credit Suisse First Boston	Call	250.00 USD	1/21/22	118	29,500	(696,919)
Danaher Corp.	Credit Suisse First Boston	Call	270.00 USD	1/21/22	12	3,240	(50,128)
Danaher Corp.	Credit Suisse First Boston	Call	280.00 USD	1/21/22	31	8,680	(104,886)
Danaher Corp.	Credit Suisse First Boston	Call	290.00 USD	1/21/22	19	5,510	(50,400)
Danaher Corp.	JPMorgan Chase	Call	300.00 USD	1/21/22	129	38,700	(258,361)
Exelon Corp.	Citigroup	Call	40.00 USD	1/21/22	60	2,400	(52,089)
Exelon Corp.	Citigroup	Call	43.00 USD	1/21/22	60	2,580	(36,202)
Exelon Corp.	Citigroup	Call	45.00 USD	1/21/22	61	2,745	(27,093)
Exelon Corp.	Citigroup	Call	47.00 USD	1/21/22	377	17,719	(115,074)
Exelon Corp.	Citigroup	Call	50.00 USD	1/21/22	93	4,650	(13,893)
Facebook, Inc.	JPMorgan Chase	Call	340.00 USD	1/21/22	34	11,560	(78,856)
Facebook, Inc.	JPMorgan Chase	Call	345.00 USD	1/21/22	34	11,730	(70,006)
Facebook, Inc.	JPMorgan Chase	Call	380.00 USD	1/21/22	10	3,800	(7,932)
Facebook, Inc.	JPMorgan Chase	Call	400.00 USD	1/21/22	250	100,000	(110,555)
Facebook, Inc.	JPMorgan Chase	Call	345.00 USD	9/16/22	19	6,555	(77,595)
Facebook, Inc.	JPMorgan Chase	Call	360.00 USD	9/16/22	19	6,840	(64,511)
Fiserv, Inc.	Goldman Sachs	Call	130.00 USD	1/21/22	37	4,810	(3,545)
Fiserv, Inc.	Goldman Sachs	Call	135.00 USD	1/21/22	37	4,995	(2,308)
Fleetcor Technologies, Inc.	JPMorgan Chase	Call	300.00 USD	1/21/22	14	4,200	(6,303)
Fleetcor Technologies, Inc.	JPMorgan Chase	Call	310.00 USD	1/21/22	10	3,100	(3,465)
General Electric Co.	JPMorgan Chase	Call	12.00 USD	1/21/22	945	11,340	(139,773)
General Electric Co.	JPMorgan Chase	Call	15.00 USD	1/21/22	945	14,175	(25,981)
General Electric Co.	Susquehanna Ireland Limited	Call	15.00 USD	1/21/22	1,894	28,410	(52,071)
Global Payments, Inc.	Goldman Sachs	Call	230.00 USD	1/21/22	28	6,440	(1,122)
Global Payments, Inc.	Goldman Sachs	Call	240.00 USD	1/21/22	28	6,720	(859)
Hilton Worldwide Holdings, Inc.	Citigroup	Call	125.00 USD	1/21/22	49	6,125	(68,088)
Hilton Worldwide Holdings, Inc.	Citigroup	Call	130.00 USD	1/21/22	87	11,310	(93,076)
Hilton Worldwide Holdings, Inc.	Goldman Sachs	Call	135.00 USD	1/21/22	112	15,120	(88,961)
Hilton Worldwide Holdings, Inc.	Citigroup	Call	135.00 USD	1/21/22	38	5,130	(30,183)
Hilton Worldwide Holdings, Inc.	Goldman Sachs	Call	140.00 USD	1/21/22	112	15,680	(63,840)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	125.00 USD	1/21/22	47	5,875	(6,823)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Intercontinental Exchange, Inc.	JPMorgan Chase	Call	130.00 USD	1/21/22	93	$12,090	$ (6,637)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	135.00 USD	1/21/22	47	6,345	(1,681)
Keurig Dr Pepper, Inc.	Susquehanna Ireland Limited	Call	32.00 USD	12/17/21	283	9,056	(78,998)
Lockheed Martin Corp.	JPMorgan Chase	Call	340.00 USD	1/21/22	26	8,840	(48,499)
Lockheed Martin Corp.	JPMorgan Chase	Call	360.00 USD	1/21/22	26	9,360	(23,293)
Lockheed Martin Corp.	JPMorgan Chase	Call	375.00 USD	1/21/22	27	10,125	(13,093)
Marriott International, Inc.	Credit Suisse First Boston	Call	145.00 USD	1/21/22	76	11,020	(93,026)
Marriott International, Inc.	Credit Suisse First Boston	Call	150.00 USD	1/21/22	76	11,400	(72,652)
Marriott International, Inc.	Credit Suisse First Boston	Call	155.00 USD	1/21/22	37	5,735	(27,042)
Marriott International, Inc.	Credit Suisse First Boston	Call	160.00 USD	1/21/22	37	5,920	(20,292)
Marriott International, Inc.	Credit Suisse First Boston	Call	165.00 USD	1/21/22	29	4,785	(11,766)
Marriott International, Inc.	Credit Suisse First Boston	Call	170.00 USD	1/21/22	29	4,930	(8,625)
Marsh & McLennan Cos., Inc.	Goldman Sachs	Call	150.00 USD	10/15/21	74	11,100	(24,221)
Marsh & McLennan Cos., Inc.	Goldman Sachs	Call	155.00 USD	10/15/21	74	11,470	(6,771)
McDonald’s Corp.	Royal Bank of Canada	Call	210.00 USD	1/21/22	19	3,990	(63,985)
McDonald’s Corp.	Citigroup	Call	210.00 USD	1/21/22	24	5,040	(80,823)
McDonald’s Corp.	Royal Bank of Canada	Call	220.00 USD	1/21/22	19	4,180	(47,287)
McDonald’s Corp.	Citigroup	Call	220.00 USD	1/21/22	23	5,060	(57,242)
McDonald’s Corp.	Royal Bank of Canada	Call	230.00 USD	1/21/22	19	4,370	(32,090)
McDonald’s Corp.	Citigroup	Call	230.00 USD	1/21/22	23	5,290	(38,846)
McDonald’s Corp.	Goldman Sachs	Call	260.00 USD	1/20/23	40	10,400	(51,124)
McDonald’s Corp.	Goldman Sachs	Call	270.00 USD	1/20/23	40	10,800	(39,193)
Medtronic plc	Credit Suisse First Boston	Call	115.00 USD	1/21/22	38	4,370	(51,540)
Medtronic plc	Credit Suisse First Boston	Call	125.00 USD	1/21/22	38	4,750	(24,666)
Medtronic plc	Credit Suisse First Boston	Call	130.00 USD	1/21/22	38	4,940	(15,136)
Microsoft Corp.	Susquehanna Ireland Limited	Call	250.00 USD	1/21/22	62	15,500	(243,519)
Microsoft Corp.	Susquehanna Ireland Limited	Call	255.00 USD	1/21/22	62	15,810	(218,582)
Microsoft Corp.	Susquehanna Ireland Limited	Call	260.00 USD	1/21/22	62	16,120	(194,497)
Microsoft Corp.	Susquehanna Ireland Limited	Call	265.00 USD	1/21/22	48	12,720	(132,690)
Microsoft Corp.	Susquehanna Ireland Limited	Call	270.00 USD	1/21/22	48	12,960	(115,670)
Microsoft Corp.	Bank of America	Call	270.00 USD	1/21/22	28	7,560	(67,474)
Microsoft Corp.	Susquehanna Ireland Limited	Call	275.00 USD	1/21/22	48	13,200	(99,648)
Microsoft Corp.	Bank of America	Call	275.00 USD	1/21/22	28	7,700	(58,128)
Microsoft Corp.	Citigroup	Call	280.00 USD	1/21/22	189	52,920	(333,785)
Microsoft Corp.	Bank of America	Call	280.00 USD	1/21/22	28	7,840	(49,450)
Microsoft Corp.	Susquehanna Ireland Limited	Call	300.00 USD	1/20/23	187	56,100	(500,230)
Microsoft Corp.	Susquehanna Ireland Limited	Call	320.00 USD	1/20/23	65	20,800	(125,707)
Microsoft Corp.	Citigroup	Call	330.00 USD	1/20/23	61	20,130	(100,012)
Microsoft Corp.	Susquehanna Ireland Limited	Call	330.00 USD	1/20/23	65	21,450	(106,570)
Microsoft Corp.	Susquehanna Ireland Limited	Call	340.00 USD	1/20/23	65	22,100	(90,351)
Microsoft Corp.	Citigroup	Call	340.00 USD	1/20/23	126	42,840	(175,142)
Microsoft Corp.	Susquehanna Ireland Limited	Call	350.00 USD	1/20/23	65	22,750	(76,672)
Microsoft Corp.	JPMorgan Chase	Call	350.00 USD	1/20/23	64	22,400	(75,492)
Microsoft Corp.	Citigroup	Call	350.00 USD	1/20/23	126	44,100	(148,626)
Microsoft Corp.	JPMorgan Chase	Call	355.00 USD	1/20/23	64	22,720	(69,587)
Microsoft Corp.	Citigroup	Call	360.00 USD	1/20/23	65	23,400	(65,173)
Microsoft Corp.	JPMorgan Chase	Call	360.00 USD	1/20/23	64	23,040	(64,170)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Mondelez International, Inc.	Citigroup	Call	57.50 USD	1/21/22	78	$4,485	$ (22,263)
Mondelez International, Inc.	Citigroup	Call	60.00 USD	1/21/22	78	4,680	(12,009)
Mondelez International, Inc.	Citigroup	Call	62.50 USD	1/21/22	78	4,875	(5,918)
Northrop Grumman Corp.	Credit Suisse First Boston	Call	300.00 USD	1/21/22	31	9,300	(196,737)
Northrop Grumman Corp.	Credit Suisse First Boston	Call	315.00 USD	1/21/22	30	9,450	(150,348)
Northrop Grumman Corp.	Credit Suisse First Boston	Call	325.00 USD	1/21/22	30	9,750	(125,168)
NXP Semiconductors NV	JPMorgan Chase	Call	195.00 USD	1/21/22	48	9,360	(70,972)
NXP Semiconductors NV	JPMorgan Chase	Call	200.00 USD	1/21/22	48	9,600	(58,898)
NXP Semiconductors NV	JPMorgan Chase	Call	210.00 USD	1/21/22	48	10,080	(39,223)
PepsiCo, Inc.	Susquehanna Ireland Limited	Call	140.00 USD	1/21/22	80	11,200	(104,948)
PepsiCo, Inc.	Susquehanna Ireland Limited	Call	145.00 USD	1/21/22	80	11,600	(74,151)
PepsiCo, Inc.	Susquehanna Ireland Limited	Call	155.00 USD	1/21/22	79	12,245	(27,842)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	175.00 USD	1/21/22	38	6,650	(93,909)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	180.00 USD	1/21/22	78	14,040	(163,403)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	185.00 USD	1/21/22	78	14,430	(136,155)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	190.00 USD	1/21/22	40	7,600	(57,106)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	220.00 USD	1/20/23	66	14,520	(86,534)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	230.00 USD	1/20/23	66	15,180	(69,451)
Roper Technologies, Inc.	JPMorgan Chase	Call	490.00 USD	11/19/21	10	4,900	(1,473)
Roper Technologies, Inc.	JPMorgan Chase	Call	500.00 USD	11/19/21	10	5,000	(850)
Ross Stores, Inc.	Credit Suisse First Boston	Call	130.00 USD	1/21/22	19	2,470	(2,132)
Ross Stores, Inc.	Credit Suisse First Boston	Call	135.00 USD	1/21/22	19	2,565	(1,404)
Ross Stores, Inc.	Bank of America	Call	135.00 USD	1/21/22	9	1,215	(665)
Ross Stores, Inc.	Bank of America	Call	140.00 USD	1/21/22	9	1,260	(451)
Teledyne Technologies, Inc.	JPMorgan Chase	Call	470.00 USD	12/17/21	10	4,700	(6,387)
Teledyne Technologies, Inc.	JPMorgan Chase	Call	480.00 USD	12/17/21	10	4,800	(4,483)
Thermo Fisher Scientific, Inc.	Citigroup	Call	560.00 USD	1/21/22	21	11,760	(84,563)
Thermo Fisher Scientific, Inc.	Citigroup	Call	580.00 USD	1/21/22	44	25,520	(127,781)
Thermo Fisher Scientific, Inc.	Citigroup	Call	600.00 USD	1/21/22	23	13,800	(46,312)
UnitedHealth Group, Inc.	Citigroup	Call	400.00 USD	1/21/22	19	7,600	(34,220)
UnitedHealth Group, Inc.	Citigroup	Call	410.00 USD	1/21/22	19	7,790	(25,677)
UnitedHealth Group, Inc.	Citigroup	Call	420.00 USD	1/21/22	19	7,980	(18,951)
UnitedHealth Group, Inc.	Citigroup	Call	460.00 USD	1/21/22	10	4,600	(2,982)
UnitedHealth Group, Inc.	Citigroup	Call	470.00 USD	1/21/22	10	4,700	(2,274)
Visa, Inc.	JPMorgan Chase	Call	220.00 USD	1/21/22	55	12,100	(74,360)
Visa, Inc.	JPMorgan Chase	Call	225.00 USD	1/21/22	55	12,375	(59,006)
Visa, Inc.	Credit Suisse First Boston	Call	225.00 USD	1/21/22	65	14,625	(69,734)
Visa, Inc.	Goldman Sachs	Call	225.00 USD	1/21/22	79	17,775	(84,754)
Visa, Inc.	Credit Suisse First Boston	Call	230.00 USD	1/21/22	65	14,950	(54,207)
Visa, Inc.	JPMorgan Chase	Call	230.00 USD	1/21/22	56	12,880	(46,702)
Visa, Inc.	Goldman Sachs	Call	230.00 USD	1/21/22	79	18,170	(65,883)
Visa, Inc.	Credit Suisse First Boston	Call	235.00 USD	1/21/22	65	15,275	(41,452)
Visa, Inc.	Credit Suisse First Boston	Call	240.00 USD	1/21/22	38	9,120	(18,347)
Visa, Inc.	Credit Suisse First Boston	Call	245.00 USD	1/21/22	89	21,805	(32,420)
Visa, Inc.	Goldman Sachs	Call	250.00 USD	1/21/22	70	17,500	(19,295)
Visa, Inc.	Credit Suisse First Boston	Call	250.00 USD	1/21/22	51	12,750	(14,058)
Visa, Inc.	Citigroup	Call	250.00 USD	1/21/22	126	31,500	(34,732)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Visa, Inc.	Credit Suisse First Boston	Call	255.00 USD	1/21/22	70	$17,850	$ (14,700)
Visa, Inc.	Goldman Sachs	Call	255.00 USD	1/21/22	31	7,905	(6,510)
Visa, Inc.	Credit Suisse First Boston	Call	260.00 USD	1/21/22	19	4,940	(3,065)
Visa, Inc.	Goldman Sachs	Call	260.00 USD	1/21/22	39	10,140	(6,291)
Visa, Inc.	Credit Suisse First Boston	Call	265.00 USD	1/21/22	19	5,035	(2,379)
Visa, Inc.	Goldman Sachs	Call	270.00 USD	1/21/22	39	10,530	(3,842)
Waste Management, Inc.	Credit Suisse First Boston	Call	115.00 USD	1/21/22	39	4,485	(137,101)
Waste Management, Inc.	Credit Suisse First Boston	Call	120.00 USD	1/21/22	39	4,680	(118,564)
Waste Management, Inc.	Credit Suisse First Boston	Call	130.00 USD	1/21/22	38	4,940	(80,731)
Yum! Brands, Inc.	JPMorgan Chase	Call	105.00 USD	1/21/22	21	2,205	(39,017)
Yum! Brands, Inc.	JPMorgan Chase	Call	110.00 USD	1/21/22	21	2,310	(30,040)
Yum! Brands, Inc.	JPMorgan Chase	Call	120.00 USD	1/21/22	184	22,080	(130,200)
Yum! Brands, Inc.	JPMorgan Chase	Call	125.00 USD	1/21/22	76	9,500	(33,870)

Total (Premiums $14,295,750)							$(22,052,299)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2021 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At September 30, 2021, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.

Affiliated Holdings Disclosure

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2021	Shares as of 9/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$228,798,187	$564,916,872	$(17,574,120)	$(85,792)	$(3,133,760)	$772,921,387	66,861,712	$-	$-
AZL International Index Fund, Class 2	96,051,410	201,085,554	(17,964,707)	4,683,852	(1,222,809)	282,633,300	15,097,933	-	-
AZL Mid Cap Index Fund, Class 2	58,133,471	120,083,752	(13,464,296)	3,843,832	3,191,461	171,788,220	6,226,467	-	-
AZL Small Cap Stock Index Fund, Class 2	31,066,541	58,628,516	(7,132,252)	1,475,687	2,955,604	86,994,096	5,298,057	-	-
AZL S&P 500 Index Fund, Class 2	197,360,987	423,495,432	(63,930,771)	24,306,378	14,677,011	595,909,037	25,347,045	-	-

	$611,410,596	$1,368,210,126	$(120,066,146)	$34,223,957	$16,467,507	$1,910,246,040	118,831,214	$-	$-

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2021	Shares as of 9/30/2021	Dividend Income	Capital Gains Distributions

AZL International Index Fund
Allianz SE, Registered Shares	$10,223,042	$1,349,718	$(1,302,210)	$383,030	$(1,242,873)	$9,410,707	41,730	$454,102	$-

	$10,223,042	$1,349,718	$(1,302,210)	$383,030	$(1,242,873)	$9,410,707	41,730	$454,102	$-

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$640,470	$400,420	$(147,517)	$3,902	$(87,679)	$809,596	3,590	$27,361	$-
BlackRock Inc., Class A	694,122	499,351	(180,612)	70,508	24,501	1,107,870	1,321	12,778	-

	$1,334,592	$899,771	$(328,129)	$74,410	$(63,178)	$1,917,466	4,911	$40,139	$-

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$5,692,228	$1,992,204	$(1,302,119)	$609,723	$167,604	$7,159,640	8,537	$93,400	$-

	$5,692,228	$1,992,204	$(1,302,119)	$609,723	$167,604	$7,159,640	8,537	$93,400	$-

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$9,125,315	$1,507,215	$(1,604,471)	$777,817	$654,730	$10,460,606	12,473	$151,274	$-

	$9,125,315	$1,507,215	$(1,604,471)	$777,817	$654,730	$10,460,606	12,473	$151,274	$-

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2021 (Unaudited)

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2021 are identified below.

AZL Fidelity Institutional Asset Management Total Bond Fund

Security	Acquisition Date (a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Mesquite Energy, Inc., 15.00%, 7/15/23	7/10/20	$38,899	43,500	$155,295	0.03%
Mesquite Energy, Inc., 15.00%, 7/15/23	11/5/20	67,000	74,153	240,256	0.05%
Sanchez Energy Corp., 7.25%, 2/15/23, Callable 10/19/21 @ 101.81	10/30/18	376,933	408,000	–	0.00%

(a) Acquisition date represents the initial purchase date of the security.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Security	Acquisition Date (a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Mesquite Energy, Inc., 15.00%, 7/15/23	7/10/20	$26,314	29,426	$105,051	0.01%
Mesquite Energy, Inc., 15.00%, 7/15/23	11/5/20	46,000	50,911	164,952	0.01%
Sanchez Energy Corp., 7.25%, 2/15/23, Callable 10/19/21 @ 101.81	10/30/18	256,808	278,000	–	0.00%

(a) Acquisition date represents the initial purchase date of the security.